UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

January 31, 2019

SGX-QTLY-0319
1.899284.109

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
		Shares	Value
Australia - 4.4%
AGL Energy Ltd.		201,262	$3,133,689
Alumina Ltd.		776,653	1,371,854
Amcor Ltd.		352,023	3,492,837
AMP Ltd.		902,821	1,483,149
APA Group unit		363,186	2,423,519
Aristocrat Leisure Ltd.		177,174	3,172,043
ASX Ltd.		58,841	2,724,974
Aurizon Holdings Ltd.		618,065	1,976,794
Australia & New Zealand Banking Group Ltd.		895,013	16,292,697
Bank of Queensland Ltd.		117,558	869,056
Bendigo & Adelaide Bank Ltd.		142,727	1,118,406
BHP Billiton Ltd.		986,321	25,183,654
BlueScope Steel Ltd.		173,033	1,565,932
Boral Ltd.		370,825	1,334,286
Brambles Ltd.		488,403	3,777,414
Caltex Australia Ltd.		81,929	1,598,434
Challenger Ltd.		164,784	867,218
Cimic Group Ltd.		31,127	1,013,881
Coca-Cola Amatil Ltd.		161,325	985,044
Cochlear Ltd.		17,796	2,502,064
Coles Group Ltd. (a)		354,455	3,223,243
Commonwealth Bank of Australia		547,755	27,835,583
Computershare Ltd.		142,188	1,836,644
Crown Ltd.		120,663	1,048,134
CSL Ltd.		141,295	20,091,317
DEXUS Property Group unit		313,093	2,612,702
Dominos Pizza Enterprises Ltd.		18,025	596,158
Flight Centre Travel Group Ltd.		16,137	504,741
Fortescue Metals Group Ltd.		489,662	2,011,034
Goodman Group unit		512,368	4,342,654
Harvey Norman Holdings Ltd. (b)		162,693	398,541
Incitec Pivot Ltd.		516,232	1,242,074
Insurance Australia Group Ltd.		710,205	3,660,198
Lendlease Group unit		177,842	1,581,013
Macquarie Group Ltd.		100,773	8,532,381
Medibank Private Ltd.		862,175	1,641,993
Mirvac Group unit		1,145,890	1,999,074
National Australia Bank Ltd.		848,715	14,737,643
Newcrest Mining Ltd.		235,769	4,190,253
Orica Ltd.		118,219	1,473,758
Origin Energy Ltd. (a)		541,206	2,816,763
QBE Insurance Group Ltd.		413,953	3,228,683
Ramsay Health Care Ltd.		44,436	1,832,086
realestate.com.au Ltd.		15,950	877,902
Rio Tinto Ltd.		114,383	7,237,772
Santos Ltd.		544,710	2,561,795
Scentre Group unit		1,660,236	4,791,097
SEEK Ltd.		99,096	1,223,839
Sonic Healthcare Ltd.		135,507	2,267,471
South32 Ltd.		1,578,409	4,050,130
SP AusNet		536,657	643,658
Stockland Corp. Ltd. unit		749,737	2,060,039
Suncorp Group Ltd.		398,159	3,756,695
Sydney Airport unit		339,764	1,620,152
Tabcorp Holdings Ltd.		583,359	1,971,803
Telstra Corp. Ltd.		1,277,806	2,888,684
The GPT Group unit		557,075	2,348,639
TPG Telecom Ltd.		109,622	556,993
Transurban Group unit		797,698	7,056,734
Treasury Wine Estates Ltd.		223,439	2,509,355
Vicinity Centres unit		1,015,819	1,927,221
Washington H. Soul Pattinson & Co. Ltd.		33,888	648,099
Wesfarmers Ltd.		351,725	8,235,095
Westpac Banking Corp.		1,068,433	19,095,060
Woodside Petroleum Ltd.		291,452	7,270,914
Woolworths Group Ltd.		404,350	8,632,490
WorleyParsons Ltd.		99,785	1,006,768

TOTAL AUSTRALIA			283,562,020

Austria - 0.2%
Andritz AG		23,160	1,143,065
Erste Group Bank AG		95,143	3,310,581
OMV AG		45,002	2,235,503
Osterreichische Elektrizitatswirtschafts AG		21,494	1,097,743
Raiffeisen International Bank-Holding AG		47,366	1,251,285
Voestalpine AG		35,973	1,147,951

TOTAL AUSTRIA			10,186,128

Bailiwick of Jersey - 0.5%
Experian PLC		284,433	7,141,428
Ferguson PLC		72,668	4,855,160
Glencore Xstrata PLC		3,545,396	14,389,863
Polymetal International PLC		56,581	646,479
WPP PLC		396,885	4,541,762

TOTAL BAILIWICK OF JERSEY			31,574,692

Belgium - 0.6%
Ageas		55,970	2,599,687
Anheuser-Busch InBev SA NV		237,847	18,172,307
Colruyt NV		18,898	1,357,107
Groupe Bruxelles Lambert SA		25,792	2,428,440
KBC Groep NV		78,149	5,302,557
Proximus		48,658	1,303,795
Solvay SA Class A		22,799	2,481,183
Telenet Group Holding NV		15,742	728,299
UCB SA		41,037	3,552,883
Umicore SA		64,657	2,733,522

TOTAL BELGIUM			40,659,780

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		1,118,000	1,030,127
Alibaba Pictures Group Ltd. (a)		4,620,000	802,948
Beijing Enterprises Water Group Ltd.		1,786,000	1,034,174
Brilliance China Automotive Holdings Ltd.		896,000	848,360
Cheung Kong Infrastructure Holdings Ltd.		205,000	1,655,147
China Gas Holdings Ltd.		547,600	1,747,946
China Oriental Group Co. Ltd. (H Shares)		356,000	240,857
China Resource Gas Group Ltd.		286,000	1,125,441
Cosco Shipping Ports Ltd.		557,800	582,219
Credicorp Ltd. (United States)		21,309	5,173,399
Dairy Farm International Holdings Ltd.		100,630	908,689
GOME Electrical Appliances Holdings Ltd. (a)(b)		3,070,418	267,256
Haier Electronics Group Co. Ltd.		400,000	1,149,131
Hanergy Thin Film Power Group Ltd. (a)(c)		1,902,000	2
HengTen Networks Group Ltd. (a)		5,680,000	184,586
Hongkong Land Holdings Ltd.		355,665	2,550,118
Jardine Matheson Holdings Ltd.		69,222	4,625,414
Jardine Strategic Holdings Ltd.		68,100	2,606,868
Kerry Properties Ltd.		198,000	822,398
Kunlun Energy Co. Ltd.		962,000	1,027,732
Luye Pharma Group Ltd. (d)		340,000	254,046
Nine Dragons Paper (Holdings) Ltd.		483,000	493,619
NWS Holdings Ltd.		473,515	1,082,897
Shangri-La Asia Ltd.		372,000	485,764
Shenzhen International Holdings Ltd.		292,000	567,236
Sihuan Pharmaceutical Holdings Group Ltd.		1,422,000	300,254
Skyworth Digital Holdings Ltd.		406,000	121,941
Yue Yuen Industrial (Holdings) Ltd.		251,500	857,821

TOTAL BERMUDA			32,546,390

Brazil - 1.2%
Ambev SA		1,433,030	6,879,896
Atacadao Distribuicao Comercio e Industria Ltda		113,700	623,180
B2W Companhia Global do Varejo (a)		56,700	777,309
Banco Bradesco SA		311,183	3,435,026
Banco do Brasil SA		264,700	3,763,803
Banco Santander SA (Brasil) unit		130,300	1,717,351
BB Seguridade Participacoes SA		219,500	1,869,289
BM&F BOVESPA SA		645,925	5,573,388
BR Malls Participacoes SA		246,130	981,902
Brasil Foods SA (a)		162,900	1,051,400
CCR SA		366,000	1,493,222
Centrais Eletricas Brasileiras SA (Electrobras) (a)		77,400	793,694
Cielo SA		391,314	1,281,062
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		107,900	1,283,073
Companhia Siderurgica Nacional SA (CSN)		180,000	503,400
Cosan SA Industria e Comercio		47,400	576,904
Drogasil SA		71,700	1,218,853
Embraer SA		212,700	1,127,884
ENGIE Brasil Energia SA		55,750	639,706
Equatorial Energia SA		51,300	1,239,881
Hypermarcas SA		113,800	993,784
IRB Brasil Resseguros SA		34,400	804,163
JBS SA		311,400	1,288,393
Klabin SA unit		218,500	1,113,708
Kroton Educacional SA		447,592	1,402,713
Localiza Rent A Car SA		151,854	1,386,471
Lojas Renner SA		221,730	2,766,153
M. Dias Branco SA		28,100	366,813
Magazine Luiza SA		23,200	1,139,072
Multiplan Empreendimentos Imobiliarios SA		90,356	644,869
Natura Cosmeticos SA		62,900	817,983
Petrobras Distribuidora SA		102,600	749,696
Petroleo Brasileiro SA - Petrobras (ON)		915,611	7,418,377
Porto Seguro SA		29,300	450,522
Rumo SA (a)		342,600	1,845,824
Sul America SA unit		59,237	521,361
Suzano Papel e Celulose SA		174,071	2,195,456
TIM Participacoes SA		259,403	881,936
Ultrapar Participacoes SA		112,000	1,756,526
Vale SA		953,086	11,890,056
Vale SA sponsored ADR		32,996	410,470
Weg SA		265,866	1,373,359

TOTAL BRAZIL			79,047,928

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)		72,590	3,157,288
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		137,125	7,449,281
AltaGas Ltd.		85,381	873,986
ARC Resources Ltd.		117,096	846,617
ATCO Ltd. Class I (non-vtg.)		25,738	813,892
Bank of Montreal		200,825	14,700,216
Bank of Nova Scotia		384,969	21,915,355
Barrick Gold Corp.		548,488	7,342,672
Bausch Health Cos., Inc. (Canada) (a)		98,411	2,416,179
BCE, Inc.		47,414	2,061,541
BlackBerry Ltd. (a)		161,610	1,301,293
Bombardier, Inc. Class B (sub. vtg.) (a)		684,070	1,036,036
Brookfield Asset Management, Inc. Class A		263,589	11,342,381
CAE, Inc.		83,490	1,774,071
Cameco Corp.		124,480	1,508,217
Canadian Imperial Bank of Commerce		139,335	11,814,234
Canadian National Railway Co.		229,193	19,126,308
Canadian Natural Resources Ltd.		382,917	10,278,536
Canadian Pacific Railway Ltd.		44,781	9,178,409
Canadian Tire Ltd. Class A (non-vtg.)		19,238	2,188,150
Canadian Utilities Ltd. Class A (non-vtg.)		42,092	1,082,132
CCL Industries, Inc. Class B		46,503	1,960,703
Cenovus Energy, Inc. (Canada)		324,691	2,535,355
CGI Group, Inc. Class A (sub. vtg.) (a)		79,679	5,267,868
CI Financial Corp.		87,956	1,184,171
Constellation Software, Inc.		6,358	4,745,068
Dollarama, Inc.		96,498	2,597,614
Emera, Inc.		20,697	724,580
Empire Co. Ltd. Class A (non-vtg.)		57,291	1,288,007
Enbridge, Inc.		631,120	23,060,292
Encana Corp.		297,975	2,045,538
Fairfax Financial Holdings Ltd. (sub. vtg.)		8,823	4,173,626
Finning International, Inc.		54,824	1,038,942
First Capital Realty, Inc.		58,055	906,647
First Quantum Minerals Ltd.		213,848	2,475,458
Fortis, Inc.		132,135	4,712,391
Franco-Nevada Corp.		57,663	4,473,222
George Weston Ltd.		24,755	1,798,103
Gildan Activewear, Inc.		65,243	2,208,118
Goldcorp, Inc.		269,868	3,019,186
Great-West Lifeco, Inc.		97,737	2,097,632
H&R (REIT) unit		44,569	752,682
Husky Energy, Inc.		112,623	1,336,270
Hydro One Ltd. (d)		101,804	1,595,300
iA Financial Corp, Inc.		35,683	1,325,535
IGM Financial, Inc.		26,589	683,570
Imperial Oil Ltd.		88,609	2,514,056
Intact Financial Corp.		44,465	3,514,696
Inter Pipeline Ltd.		127,579	2,050,663
Keyera Corp.		65,676	1,395,543
Kinross Gold Corp. (a)		403,495	1,348,105
Loblaw Companies Ltd.		58,430	2,829,560
Lundin Mining Corp.		217,185	991,750
Magna International, Inc. Class A (sub. vtg.)		102,682	5,434,382
Manulife Financial Corp.		622,664	10,003,757
Methanex Corp.		21,095	1,149,513
Metro, Inc. Class A (sub. vtg.)		76,271	2,772,910
National Bank of Canada		107,402	5,051,519
Nutrien Ltd.		192,494	9,972,272
Onex Corp. (sub. vtg.)		27,155	1,535,122
Open Text Corp.		83,119	2,954,822
Pembina Pipeline Corp.		158,770	5,657,454
Power Corp. of Canada (sub. vtg.)		118,008	2,345,880
Power Financial Corp.		83,330	1,709,789
PrairieSky Royalty Ltd.		69,612	1,005,545
Restaurant Brands International, Inc.		75,814	4,752,115
RioCan (REIT)		52,761	1,001,052
Rogers Communications, Inc. Class B (non-vtg.)		114,402	6,188,739
Royal Bank of Canada		450,174	34,267,973
Saputo, Inc.		72,514	2,125,834
Seven Generations Energy Ltd. (a)		90,938	705,938
Shaw Communications, Inc. Class B		149,159	3,028,701
Shopify, Inc. Class A (a)		27,599	4,645,798
Smart (REIT)		26,271	665,797
SNC-Lavalin Group, Inc.		54,451	1,515,486
Sun Life Financial, Inc.		193,202	6,969,652
Suncor Energy, Inc.		508,099	16,388,170
Teck Resources Ltd. Class B (sub. vtg.)		158,287	3,854,929
TELUS Corp. (a)		60,977	2,135,668
The Stars Group, Inc. (a)		55,767	1,009,701
The Toronto-Dominion Bank		570,135	32,109,281
Thomson Reuters Corp.		69,742	3,646,998
Tourmaline Oil Corp.		83,487	1,138,618
TransCanada Corp.		283,703	12,065,393
Turquoise Hill Resources Ltd. (a)		292,941	490,483
Vermilion Energy, Inc.		46,847	1,148,045
West Fraser Timber Co. Ltd.		17,615	1,049,299
Wheaton Precious Metals Corp.		138,950	2,927,156
WSP Global, Inc.		32,595	1,672,976

TOTAL CANADA			419,953,812

Cayman Islands - 4.5%
3SBio, Inc. (d)		378,000	633,224
51job, Inc. sponsored ADR (a)(b)		7,233	503,706
58.com, Inc. ADR (a)		28,875	1,830,675
AAC Technology Holdings, Inc.		228,500	1,434,148
Agile Property Holdings Ltd.		454,000	603,328
Airtac International Group		33,000	389,344
Alibaba Group Holding Ltd. sponsored ADR (a)		403,993	68,068,781
Anta Sports Products Ltd.		334,000	1,727,768
ASM Pacific Technology Ltd.		98,200	1,058,034
Autohome, Inc. ADR Class A (b)		18,553	1,342,866
Baidu.com, Inc. sponsored ADR (a)		86,719	14,970,301
Baozun, Inc. sponsored ADR (a)(b)		10,488	375,470
BeiGene Ltd. ADR (a)(b)		10,118	1,310,079
Car, Inc. (a)		188,000	156,665
Chailease Holding Co. Ltd.		371,316	1,387,316
Cheung Kong Property Holdings Ltd.		812,616	6,841,261
China Conch Venture Holdings Ltd.		506,000	1,692,255
China First Capital Group Ltd. (a)		912,000	475,751
China Hongqiao Group Ltd.		675,000	431,447
China Huishan Dairy Holdings Co. Ltd. (a)(c)		894,000	23,925
China Investment Fund International Holdings Co. Ltd. (a)		288,000	1,018,197
China Literature Ltd. (a)(d)		54,000	266,903
China Medical System Holdings Ltd.		400,000	416,284
China Mengniu Dairy Co. Ltd.		850,000	2,632,759
China Resources Cement Holdings Ltd.		688,000	698,749
China Resources Land Ltd.		856,465	3,341,726
China State Construction International Holdings Ltd.		581,750	554,626
China Zhongwang Holdings Ltd.		504,000	253,435
Chong Sing Holdings Fintech Group (a)		5,120,000	50,998
CIFI Holdings Group Co. Ltd.		1,162,000	768,850
CK Hutchison Holdings Ltd.		843,116	8,514,802
Country Garden Holdings Co. Ltd.		2,341,537	3,328,479
Country Garden Services Holdings Co. Ltd. (a)		288,000	446,141
Ctrip.com International Ltd. ADR (a)		126,037	4,197,032
Dali Foods Group Co. Ltd. (d)		597,500	407,608
ENN Energy Holdings Ltd.		243,000	2,327,372
Evergrande Real Estate Group Ltd.		804,000	2,535,942
Fang Holdings Ltd. ADR (a)		54,396	91,929
Fullshare Holdings Ltd. (b)		2,040,000	463,454
Future Land Development Holding Ltd.		542,000	459,274
GCL-Poly Energy Holdings Ltd. (a)		3,932,000	312,129
GDS Holdings Ltd. ADR (a)(b)		17,049	484,192
Geely Automobile Holdings Ltd.		1,528,000	2,599,737
Genscript Biotech Corp. (a)		286,000	443,499
Greentown China Holdings Ltd.		218,500	195,431
Greentown Service Group Co. Ltd.		304,000	278,217
Haitian International Holdings Ltd.		182,000	419,248
Hengan International Group Co. Ltd.		226,500	1,771,898
Huazhu Group Ltd. ADR (b)		42,073	1,335,818
Hutchison China Meditech Ltd. sponsored ADR (a)		16,500	374,550
JD.com, Inc. sponsored ADR (a)		229,527	5,703,746
Jiayuan International Group Ltd.		291,496	140,594
Kaisa Group Holdings Ltd.		532,000	171,197
Kingboard Chemical Holdings Ltd.		197,000	693,193
Kingboard Laminates Holdings Ltd.		315,500	326,540
Kingdee International Software Group Co. Ltd.		756,000	730,684
Kingsoft Corp. Ltd.		273,000	522,976
KWG Property Holding Ltd.		449,000	444,486
Lee & Man Paper Manufacturing Ltd.		441,000	394,439
Lijun International Pharmaceutical Holding Ltd.		444,000	400,110
Logan Property Holdings Co. Ltd.		406,000	552,545
Longfor Properties Co. Ltd.		460,000	1,433,383
Meitu, Inc. (a)(d)		497,500	170,207
Melco Crown Entertainment Ltd. sponsored ADR		78,283	1,689,347
MGM China Holdings Ltd.		288,000	559,200
Minth Group Ltd.		220,000	769,760
Momo, Inc. ADR (a)		46,291	1,408,635
NetEase, Inc. ADR		24,291	6,119,632
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		44,073	3,395,384
Nexteer Auto Group Ltd.		237,000	358,808
Noah Holdings Ltd. sponsored ADR (a)(b)		8,664	407,208
Sands China Ltd.		750,800	3,601,834
Semiconductor Manufacturing International Corp. (a)		889,500	840,557
Shenzhou International Group Holdings Ltd.		234,000	2,755,433
Shimao Property Holdings Ltd.		355,500	1,012,341
Shui On Land Ltd.		908,000	225,022
SINA Corp. (a)		20,134	1,236,630
Sino Biopharmaceutical Ltd.		2,158,000	1,825,537
SOHO China Ltd. (a)		537,500	218,038
Sunac China Holdings Ltd.		749,000	2,983,200
Sunny Optical Technology Group Co. Ltd.		220,800	2,191,258
TAL Education Group ADR (a)		109,664	3,402,874
Tencent Holdings Ltd.		1,780,000	79,236,019
Tingyi (Cayman Islands) Holding Corp.		582,000	810,523
Towngas China Co. Ltd.		248,922	198,377
Uni-President China Holdings Ltd.		388,000	345,445
Vipshop Holdings Ltd. ADR (a)(b)		139,721	1,074,454
Want Want China Holdings Ltd.		1,483,000	1,201,845
Weibo Corp. sponsored ADR (a)(b)		17,232	1,045,293
WH Group Ltd. (d)		2,720,500	2,332,927
Wharf Real Estate Investment Co. Ltd.		376,000	2,572,207
Wuxi Biologics (Cayman), Inc. (a)(d)		155,500	1,344,633
Wynn Macau Ltd.		508,000	1,247,008
Xinyi Solar Holdings Ltd.		775,254	326,098
Yihai International Holding Ltd.		148,000	454,106
Yuzhou Properties Co.		440,284	218,515
YY, Inc. ADR (a)		15,961	1,108,172
Zhen Ding Technology Holding Ltd.		125,230	329,226
Zhongsheng Group Holdings Ltd. Class H		198,500	357,500

TOTAL CAYMAN ISLANDS			287,132,769

Chile - 0.2%
Aguas Andinas SA		833,467	492,607
Banco de Chile		7,769,456	1,232,593
Banco de Credito e Inversiones		15,631	1,114,072
Banco Santander Chile		20,090,808	1,620,622
Cencosud SA		457,886	925,128
Colbun SA (a)		2,507,517	569,716
Compania Cervecerias Unidas SA		49,099	667,456
Compania de Petroleos de Chile SA (COPEC)		119,346	1,637,868
CorpBanca SA		41,793,784	419,977
Empresa Nacional de Telecomunicaciones SA (ENTEL)		51,823	499,265
Empresas CMPC SA		382,351	1,381,781
Enel Chile SA		8,722,515	919,070
Enersis SA		8,907,243	1,820,022
LATAM Airlines Group SA		97,296	1,163,012
S.A.C.I. Falabella		216,763	1,740,252

TOTAL CHILE			16,203,441

China - 2.8%
Agricultural Bank of China Ltd. (H Shares)		9,323,000	4,413,997
Air China Ltd. (H Shares)		552,000	552,630
Aisino Co. Ltd. Class A		20,200	73,344
Aluminum Corp. of China Ltd. (H Shares) (a)		1,098,000	405,430
Angang Steel Co. Ltd. (H Shares)		326,000	245,232
Anhui Conch Cement Co. Ltd. (H Shares)		400,500	2,184,062
Anxin Trust Co. Ltd. Class A		38,000	22,741
AVIC Aviation Engine Corp. PLC Class A		12,952	42,524
AVIC Capital Co. Ltd. Class A		60,100	39,105
AviChina Industry & Technology Co. Ltd. (H Shares)		689,000	459,667
Baic Motor Corp. Ltd. (d)		503,500	328,570
Bank Communications Co. Ltd. (H Shares)		2,834,200	2,409,231
Bank of Beijing Co. Ltd. Class A		149,400	133,106
Bank of China Ltd.		150,000	82,378
Bank of China Ltd. (H Shares)		24,365,024	11,328,317
Bank of Hangzhou Co. Ltd. Class A		176,031	204,382
Bank of Jiangsu Co. Ltd. Class A		75,500	69,970
Bank of Nanjing Co. Ltd. Class A		38,800	40,417
Bank of Ningbo Co. Ltd. Class A		18,500	48,177
Bank of Shanghai Co. Ltd. Class A		125,000	214,713
Baoshan Iron & Steel Co. Ltd.		132,500	138,614
BBMG Corp. (H Shares)		700,000	240,137
Beijing Capital International Airport Co. Ltd. (H Shares)		480,000	450,243
Beijing Tongrentang Co. Ltd. Class A		34,900	137,396
BOE Technology Group Co. Ltd. Class A		280,900	107,316
BYD Co. Ltd. (H Shares) (b)		201,000	1,189,631
CGN Power Co. Ltd. (H Shares) (d)		3,136,000	820,651
Changjiang Securities Co. Ltd. Class A		47,800	37,950
China Cinda Asset Management Co. Ltd. (H Shares)		2,464,000	637,598
China CITIC Bank Corp. Ltd. (H Shares)		2,732,293	1,780,075
China Coal Energy Co. Ltd. (H Shares)		688,000	290,626
China Communications Construction Co. Ltd. (H Shares)		1,415,000	1,419,855
China Communications Services Corp. Ltd. (H Shares)		722,000	677,827
China Construction Bank Corp. (H Shares)		29,917,649	26,949,867
China Eastern Airlines Corp. Ltd. (H Shares)		452,000	278,383
China Everbright Bank Co. Ltd. (H Shares)		967,000	466,803
China Fortune Land Development Co. Ltd. Class A		11,300	46,021
China Galaxy Securities Co. Ltd. (H Shares)		1,098,500	570,077
China Gezhouba Group Co. Ltd. Class A		76,500	70,440
China Huarong Asset Management Co. Ltd. (d)		2,908,000	592,124
China International Capital Corp. Ltd. Class H (d)		300,400	602,300
China International Marine Containers (Group) Ltd. (H Shares)		142,900	153,133
China International Travel Service Corp. Ltd. (A Shares)		6,600	53,680
China Life Insurance Co. Ltd. (H Shares)		2,302,000	5,716,364
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,032,000	772,559
China Merchants Bank Co. Ltd. (H Shares)		1,309,191	5,771,902
China Merchants Securities Co. Ltd. Class A		21,400	46,020
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		54,700	157,305
China Minsheng Banking Corp. Ltd. (H Shares)		1,997,832	1,530,510
China Molybdenum Co. Ltd. (H Shares)		1,287,000	524,321
China National Building Materials Co. Ltd. (H Shares)		1,108,000	884,183
China National Chemical Engineering Co. Ltd. Class A		87,400	70,694
China National Nuclear Power Co. Ltd. Class A		198,800	159,911
China Northern Rare Earth Group High-Tech Co. Ltd.		108,600	138,570
China Oilfield Services Ltd. (H Shares)		528,000	523,219
China Pacific Insurance (Group) Co. Ltd. (H Shares)		852,000	3,000,254
China Petroleum & Chemical Corp. (H Shares)		7,931,800	6,632,531
China Railway Construction Corp. Ltd. (H Shares)		692,500	961,667
China Railway Group Ltd. (H Shares)		1,153,000	1,079,779
China Railway Signal & Communications Corp. (d)		416,000	330,126
China Reinsurance Group Corp.		1,524,000	344,391
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.		30,700	101,160
China Shenhua Energy Co. Ltd.:
(H Shares)		1,020,000	2,595,973
Class A		31,000	91,740
China Shipbuilding Industry Group Power Co. Ltd.		13,400	44,175
China Shipping Container Lines Co. Ltd. (H Shares) (a)		1,337,000	154,255
China Shipping Development Co. Ltd. (H Shares)		364,000	207,005
China Southern Airlines Ltd. (H Shares)		592,000	424,227
China State Construction Engineering Corp. Ltd. Class A		261,840	239,145
China Telecom Corp. Ltd. (H Shares)		4,256,000	2,310,672
China Tower Corp. Ltd. Class H (d)		12,178,000	2,615,222
China United Network Communications Ltd. Class A		209,200	165,779
China Vanke Co. Ltd. (H Shares)		441,100	1,788,701
China Yangtze Power Co. Ltd. Class A		68,700	168,449
Chongqing Changan Automobile Co. Ltd. (B Shares)		277,800	140,898
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		796,000	462,395
CITIC Securities Co. Ltd. (H Shares)		794,000	1,625,469
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		926,500	375,799
CRRC Corp. Ltd. (H Shares)		1,401,800	1,412,417
Daqin Railway Co. Ltd. (A Shares)		72,100	91,997
Datang International Power Generation Co. Ltd. (H Shares)		934,000	243,758
Dong E-E-Jiao Co. Ltd. Class A		18,800	115,171
Dongfeng Motor Group Co. Ltd. (H Shares)		872,000	914,152
Everbright Securities Co. Ltd. Class A		26,300	36,423
Fangda Carbon New Material Co. Ltd.		35,200	96,132
Focus Media Information Technology Co. Ltd. Class A		32,640	26,499
Foshan Haitian Flavouring & Food Co. Ltd. Class A		8,200	88,476
Founder Securities Co. Ltd. Class A		52,800	48,224
Future Land Holdings Co. Ltd. Class A		23,100	101,145
Fuyao Glass Industries Group Co. Ltd. (d)		154,000	537,091
GD Power Development Co. Ltd. Class A		451,300	161,640
Gemdale Corp. Class A		30,000	49,069
GF Securities Co. Ltd. (H Shares)		452,000	649,285
Great Wall Motor Co. Ltd. (H Shares) (b)		1,033,500	703,593
Gree Electric Appliances, Inc. of Zhuhai Class A (a)		24,200	150,781
Greenland Holdings Corp. Ltd. Class A		45,500	43,525
Guangzhou Automobile Group Co. Ltd. (H Shares)		925,526	1,005,201
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A		19,000	94,989
Guangzhou R&F Properties Co. Ltd. (H Shares)		326,000	650,348
Guotai Junan Securities Co. Ltd. Class H (d)		239,600	512,740
Haitong Securities Co. Ltd. (H Shares)		1,079,600	1,221,979
Han's Laser Technology Industry Group Co. Ltd.		5,800	27,326
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		50,900	228,111
Henan Shuanghui Investment & Development Co. Ltd. Class A		12,000	44,771
Hengli Petrochemical Co. Ltd. Class A		34,400	65,712
Hengtong Optic-electric Co. Ltd. Class A		23,400	60,414
Huadian Power International Corp. Ltd. (H Shares)		526,000	244,899
Huadong Medicine Co. Ltd. Class A		6,300	24,943
Huaneng Power International, Inc. (H Shares)		1,292,000	812,078
Huaneng Renewables Corp. Ltd. (H Shares)		1,374,000	396,221
Huatai Securities Co. Ltd. (H Shares) (d)		543,000	1,016,594
Huaxia Bank Co. Ltd. Class A		236,200	266,839
Huayu Automotive Systems Co. Ltd. Class A		12,700	38,304
iFlytek Co. Ltd.		8,700	35,432
Industrial & Commercial Bank of China Ltd. (H Shares)		21,779,008	16,919,331
Industrial Bank Co. Ltd. Class A		145,200	355,372
Industrial Securities Co. Ltd. Class A		51,400	37,433
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		35,500	128,103
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		176,600	38,742
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		387,400	448,997
Jiangsu Expressway Co. Ltd. (H Shares)		374,000	541,462
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		18,800	165,673
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		9,100	128,335
Jiangxi Copper Co. Ltd. (H Shares)		345,000	438,610
Jinke Properties Group Co. Ltd. Class A		152,000	129,752
Kangmei Pharmaceutical Co. Ltd. Class A		42,400	36,953
Kweichow Moutai Co. Ltd. (A Shares)		6,000	617,479
Legend Holdings Corp. (d)		122,800	321,237
LONGi Green Energy Technology Co. Ltd.		9,100	30,121
Luxshare Precision Industry Co. Ltd. Class A		17,550	42,875
Luzhou Laojiao Co. Ltd. Class A		4,700	29,929
Maanshan Iron & Steel Co. Ltd. Class A		606,200	326,585
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		12,720	28,949
Metallurgical Corp. China Ltd. (H Shares)		1,056,000	289,607
Midea Group Co. Ltd. Class A		37,800	245,558
NARI Technology Co. Ltd. Class A		70,200	200,622
New China Life Insurance Co. Ltd. (H Shares)		273,500	1,164,476
Orient Securities Co. Ltd. Class A		27,500	32,873
People's Insurance Co. of China Group (H Shares)		2,297,000	954,286
PetroChina Co. Ltd. (H Shares)		6,580,000	4,246,832
PICC Property & Casualty Co. Ltd. (H Shares)		2,120,001	2,195,392
Ping An Bank Co. Ltd. Class A		135,300	224,127
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,675,000	16,307,063
Poly Developments & Holdings Class A		77,200	148,391
Postal Savings Bank of China Co. Ltd. (d)		773,000	435,009
Power Construction Corp. of China Ltd. Class A		52,346	39,060
Qingdao Haier Co. Ltd.		59,700	142,550
Rongsheng Petrochemical Co. Ltd. Class A		48,000	75,358
SAIC Motor Corp. Ltd.		51,800	205,629
Sanan Optoelectronics Co. Ltd. Class A		15,300	22,399
Sany Heavy Industry Co. Ltd. Class A		38,500	52,400
SDIC Power Holdings Co. Ltd. Class A		46,600	56,539
Shaanxi Coal Industry Co. Ltd. Class A		40,100	50,388
Shandong Buchang Pharmaceuticals Co. Ltd. Class A		24,900	88,775
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		588,000	492,664
Shanghai Construction Group Co. Ltd. Class A		192,600	91,402
Shanghai Electric Group Co. Ltd. (H Shares)		820,000	286,743
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		200,000	612,412
Shanghai International Airport Co. Ltd. (A Shares)		6,272	46,145
Shanghai International Port Group Co. Ltd. Class A		48,000	38,467
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		334,210	454,526
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		257,800	550,126
Shanghai Pudong Development Bank Co. Ltd.		175,800	281,509
Shanghaioriental Pearl Media Co. Ltd.		22,490	33,160
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A		11,900	70,930
Shenergy Co. Ltd. Class A		85,171	64,188
Shenwan Hongyuan Group Co. Ltd. Class A		322,100	212,464
Shenzhen Overseas Chinese Town Co. Ltd. Class A		40,200	38,395
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A		30,200	89,372
Sichuan Chuantou Energy Co. Ltd. class A		59,800	81,211
Sichuan Kelun Pharmaceutical Co. Ltd.		28,500	91,019
Sinopec Engineering Group Co. Ltd. (H Shares)		371,500	365,173
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		874,000	415,271
Sinopharm Group Co. Ltd. (H Shares)		366,800	1,639,257
Sinotrans Ltd. (H Shares)		750,000	345,300
Suning.com Co. Ltd. Class A		26,000	40,392
Suzhou Gold Mantis Consolidated Co. Ltd.		81,600	102,901
Tasly Pharmaceutical Group Co. Ltd.		32,200	86,689
TBEA Co. Ltd. Class A		39,900	41,801
TCL Corp. Class A		339,900	139,495
Tong Ren Tang Technologies Co. Ltd. (H Shares)		193,000	259,659
TravelSky Technology Ltd. (H Shares)		292,000	793,135
Tsingtao Brewery Co. Ltd. (H Shares)		106,000	466,446
Weichai Power Co. Ltd. (H Shares)		664,800	897,239
Wuliangye Yibin Co. Ltd. Class A		22,300	200,676
XCMG Construction Machinery Co. Ltd. Class A		180,500	87,815
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		195,600	235,592
Yanzhou Coal Mining Co. Ltd. (H Shares)		534,000	490,952
Yonghui Superstores Co. Ltd. Class A		36,600	44,024
Yunnan Baiyao Group Co. Ltd.		3,000	34,800
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		2,500	32,974
Zhaojin Mining Industry Co. Ltd. (H Shares)		340,500	357,445
Zhejiang Century Huatong Group Co. Ltd. Class A		14,560	41,697
Zhejiang Chint Electric Co. Ltd. Class A		11,400	43,485
Zhejiang Dahua Technology Co. Ltd.		13,200	24,348
Zhejiang Expressway Co. Ltd. (H Shares)		488,000	502,454
Zhejiang Longsheng Group Co. Ltd. Class A		69,200	102,342
Zhejiang Zheneng Electric Power Co. Ltd. Class A		83,500	55,826
Zhengzhou Yutong Bus Co. Ltd.		14,600	25,209
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(d)		74,600	258,305
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		173,600	965,675
Zijin Mng Group Co. Ltd. (H Shares)		1,887,000	708,175
ZTE Corp. (H Shares)		282,536	572,857

TOTAL CHINA			177,235,803

Colombia - 0.1%
Bancolombia SA		74,733	802,447
Cementos Argos SA		136,748	355,853
Ecopetrol SA		1,548,300	1,456,050
Grupo de Inversiones Suramerica SA		71,012	788,565
Interconexion Electrica SA ESP		132,250	592,889
Inversiones Argos SA		86,960	519,800

TOTAL COLOMBIA			4,515,604

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		50,988	1,284,649
Komercni Banka A/S		21,454	863,714
MONETA Money Bank A/S (d)		160,897	546,944

TOTAL CZECH REPUBLIC			2,695,307

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		1,065	1,328,311
Series B		2,099	2,807,174
Carlsberg A/S Series B		33,463	3,824,255
Christian Hansen Holding A/S		30,498	2,889,698
Coloplast A/S Series B		36,316	3,314,008
Danske Bank A/S		221,033	4,083,539
DONG Energy A/S (d)		59,299	4,263,957
DSV de Sammensluttede Vognmaend A/S		59,190	4,713,493
Genmab A/S (a)		19,017	2,772,182
H Lundbeck A/S		22,877	1,002,079
ISS Holdings A/S		51,469	1,453,938
Novo Nordisk A/S Series B		568,271	26,632,637
Novozymes A/S Series B		67,150	2,801,348
Pandora A/S		33,955	1,470,148
Tryg A/S		34,664	883,819
Vestas Wind Systems A/S		61,480	5,071,176
William Demant Holding A/S (a)		32,764	1,032,791

TOTAL DENMARK			70,344,553

Egypt - 0.0%
Commercial International Bank SAE		263,811	1,238,628
Commercial International Bank SAE sponsored GDR		61,969	300,860
Eastern Tobacco Co.		246,485	234,217
Elsewedy Electric Co.		266,250	263,841

TOTAL EGYPT			2,037,546

Finland - 0.8%
Elisa Corp. (A Shares)		43,775	1,831,333
Fortum Corp.		136,470	3,095,955
Kone Oyj (B Shares)		103,705	5,031,724
Metso Corp.		31,344	918,434
Neste Oyj		40,426	3,708,206
Nokia Corp.		1,754,783	11,086,128
Nokian Tyres PLC		37,277	1,238,204
Nordea Bank ABP		947,392	8,603,469
Orion Oyj (B Shares)		33,629	1,186,701
Sampo Oyj (A Shares)		137,867	6,316,427
Stora Enso Oyj (R Shares)		169,387	2,278,648
UPM-Kymmene Corp.		168,120	4,860,786
Wartsila Corp.		136,083	2,215,695

TOTAL FINLAND			52,371,710

France - 6.4%
Accor SA		57,776	2,514,939
Aeroports de Paris		9,217	1,763,923
Air Liquide SA		96,326	11,693,933
Alstom SA		47,597	1,916,590
Amundi SA (d)		19,617	1,127,172
Arkema SA		21,266	2,018,361
Atos Origin SA		29,598	2,700,744
AXA SA		602,845	13,980,088
BIC SA		8,245	826,229
bioMerieux SA		13,233	934,539
BNP Paribas SA		350,801	16,448,546
Bollore SA		275,292	1,134,987
Bouygues SA		67,562	2,391,089
Bureau Veritas SA		81,497	1,809,660
Capgemini SA		50,402	5,565,944
Carrefour SA		187,688	3,713,297
Casino Guichard Perrachon SA (b)		17,132	843,395
CNP Assurances		54,411	1,235,612
Compagnie de St. Gobain		156,071	5,385,701
Covivio		14,027	1,433,739
Credit Agricole SA		361,043	4,123,626
Danone SA		191,565	13,940,531
Dassault Aviation SA		795	1,183,854
Dassault Systemes SA		40,941	5,133,630
Edenred SA		76,219	3,091,795
EDF SA		161,978	2,675,322
EDF SA (a)		23,260	384,176
Eiffage SA		24,019	2,252,157
ENGIE		571,726	9,151,750
Essilor International SA		89,494	11,337,029
Eurazeo SA		14,017	1,041,246
Eutelsat Communications		55,597	1,177,272
Faurecia SA		24,466	1,068,624
Gecina SA		13,988	2,052,567
Groupe Eurotunnel SA		144,619	2,115,485
Hermes International SCA		9,881	5,930,855
ICADE		11,107	935,682
Iliad SA		8,656	991,757
Imerys SA		10,822	569,796
Ingenico SA		18,712	1,019,699
Ipsen SA		12,000	1,510,872
JCDecaux SA		22,870	677,461
Kering SA		23,664	11,850,044
Klepierre SA		62,802	2,153,620
L'Oreal SA		55,346	13,339,780
L'Oreal SA (a)		23,031	5,551,051
Legrand SA		81,746	4,843,001
LVMH Moet Hennessy - Louis Vuitton SA		86,612	27,785,164
Michelin CGDE Series B		53,322	5,791,940
Natixis SA		296,463	1,517,491
Orange SA		618,448	9,592,380
Pernod Ricard SA		66,111	10,972,244
Peugeot Citroen SA		185,489	4,668,712
Publicis Groupe SA		66,846	4,081,616
Remy Cointreau SA		6,878	799,065
Renault SA		59,217	4,192,179
Rexel SA		95,737	1,091,422
Safran SA		103,979	13,661,726
Sanofi SA		352,072	30,601,363
Sartorius Stedim Biotech		8,492	936,031
Schneider Electric SA		171,133	12,171,265
SCOR SE		50,412	2,121,326
SEB SA		7,252	1,112,286
Societe Generale Series A		240,053	7,484,736
Sodexo SA		20,061	2,089,526
Sodexo SA (a)		7,786	810,979
SR Teleperformance SA		17,777	3,058,237
Suez Environnement SA		116,083	1,486,135
Thales SA		32,610	3,607,874
Total SA		746,430	40,920,149
Ubisoft Entertainment SA (a)		24,686	2,190,798
Valeo SA		74,512	2,331,007
Veolia Environnement SA		164,207	3,462,064
VINCI SA		157,169	13,829,379
Vivendi SA		325,004	8,287,271
Wendel SA		8,766	1,068,575

TOTAL FRANCE			411,264,110

Germany - 5.3%
adidas AG		58,760	13,969,216
Allianz SE		133,789	28,386,368
Axel Springer Verlag AG		15,981	976,785
BASF AG		285,979	20,950,155
Bayer AG		291,429	22,089,109
Bayerische Motoren Werke AG (BMW)		101,673	8,548,901
Beiersdorf AG		30,238	3,021,489
Brenntag AG		50,099	2,372,071
Commerzbank AG (a)		310,488	2,225,063
Continental AG		34,529	5,456,843
Covestro AG (d)		59,478	3,280,023
Daimler AG (Germany)		283,862	16,784,770
Delivery Hero AG (a)(d)		29,469	1,086,113
Deutsche Bank AG		617,376	5,473,700
Deutsche Borse AG		60,203	8,015,907
Deutsche Lufthansa AG		75,001	1,893,766
Deutsche Post AG		308,597	9,114,763
Deutsche Telekom AG		1,031,108	16,766,715
Deutsche Wohnen AG (Bearer)		111,570	5,566,575
Drillisch AG (b)		16,022	665,331
E.ON AG		688,147	7,649,705
Evonik Industries AG		50,359	1,375,312
Fraport AG Frankfurt Airport Services Worldwide		13,178	1,039,859
Fresenius Medical Care AG & Co. KGaA		67,234	4,945,072
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	54,375
Fresenius SE & Co. KGaA		130,346	6,758,440
GEA Group AG		50,158	1,379,009
Hannover Reuck SE		19,056	2,746,068
HeidelbergCement Finance AG		47,501	3,289,313
Henkel AG & Co. KGaA		31,817	2,915,240
Hochtief AG		6,425	959,704
Hugo Boss AG		19,929	1,428,864
Infineon Technologies AG		354,448	7,884,157
innogy SE (d)		40,691	1,928,202
KION Group AG		22,398	1,292,605
Lanxess AG		28,888	1,587,791
Merck KGaA		41,256	4,324,556
Metro Wholesale & Food Specialist AG		54,243	916,708
MTU Aero Engines Holdings AG		16,538	3,562,512
Muenchener Rueckversicherungs AG		46,570	10,392,581
OSRAM Licht AG		31,969	1,357,919
ProSiebenSat.1 Media AG		72,588	1,295,738
Puma AG		2,645	1,472,863
RWE AG		160,129	3,966,258
SAP SE		305,461	31,586,280
Siemens AG		238,120	26,105,045
Siemens Healthineers AG (d)		45,920	1,809,379
Symrise AG		37,837	3,144,178
Telefonica Deutschland Holding AG		219,912	770,237
Thyssenkrupp AG		134,680	2,384,774
TUI AG		21,520	327,603
TUI AG (GB)		113,430	1,716,861
Uniper SE		62,346	1,803,298
United Internet AG		38,031	1,505,712
Volkswagen AG		11,522	2,004,588
Vonovia SE		153,328	7,688,621
Wirecard AG		36,644	6,069,112
Zalando SE (a)(b)(d)		36,382	1,109,782

TOTAL GERMANY			339,191,984

Greece - 0.1%
Alpha Bank AE (a)		401,880	401,573
Ff Group (a)(c)		7,090	31,162
Greek Organization of Football Prognostics SA		62,209	607,018
Hellenic Telecommunications Organization SA		72,928	914,034
Jumbo SA		36,791	601,345
Motor Oil (HELLAS) Corinth Refineries SA		19,546	486,599
Titan Cement Co. SA (Reg.)		12,970	291,862

TOTAL GREECE			3,333,593

Hong Kong - 2.7%
AIA Group Ltd.		3,770,600	34,046,684
Bank of East Asia Ltd.		401,021	1,352,670
Beijing Enterprises Holdings Ltd.		160,000	909,558
BOC Hong Kong (Holdings) Ltd.		1,139,500	4,402,936
BYD Electronic International Co. Ltd.		190,000	235,417
China Agri-Industries Holdings Ltd.		486,000	173,032
China Everbright International Ltd.		1,012,629	1,022,578
China Everbright Ltd.		280,000	528,382
China Jinmao Holdings Group Ltd.		1,712,000	869,041
China Merchants Holdings International Co. Ltd.		397,250	787,723
China Mobile Ltd.		1,913,000	20,119,678
China Overseas Land and Investment Ltd.		1,180,000	4,451,115
China Power International Development Ltd. (b)		1,391,000	358,944
China Resources Beer Holdings Co. Ltd.		452,989	1,592,143
China Resources Pharmaceutical Group Ltd. (d)		525,000	748,686
China Resources Power Holdings Co. Ltd.		591,780	1,186,124
China Taiping Insurance Group Ltd.		502,065	1,385,965
China Travel International Investment HK Ltd.		566,000	163,912
China Unicom Ltd.		1,900,000	2,176,410
CITIC Pacific Ltd.		1,758,000	2,663,133
CLP Holdings Ltd.		513,000	5,974,944
CNOOC Ltd.		5,565,000	9,301,458
CSPC Pharmaceutical Group Ltd.		1,452,000	2,504,980
Far East Horizon Ltd.		640,000	661,583
Fosun International Ltd.		786,500	1,180,116
Galaxy Entertainment Group Ltd.		735,000	5,117,544
Guangdong Investment Ltd.		920,000	1,756,905
Hang Lung Group Ltd.		254,000	746,444
Hang Lung Properties Ltd.		628,000	1,375,097
Hang Seng Bank Ltd.		239,700	5,514,749
Henderson Land Development Co. Ltd.		417,724	2,374,642
Hong Kong & China Gas Co. Ltd.		2,871,359	6,239,596
Hong Kong Exchanges and Clearing Ltd.		372,291	11,648,659
Hua Hong Semiconductor Ltd. (d)		120,000	267,877
Hysan Development Co. Ltd.		201,434	1,048,234
Lenovo Group Ltd.		2,228,000	1,626,553
Link (REIT)		661,230	7,268,335
MMG Ltd. (a)		704,000	259,530
MTR Corp. Ltd.		462,617	2,587,309
New World Development Co. Ltd.		1,902,497	3,000,522
PCCW Ltd.		1,389,627	827,230
Power Assets Holdings Ltd.		420,500	2,832,713
Shanghai Industrial Holdings Ltd.		128,000	269,598
Shenzhen Investment Ltd.		1,034,000	360,685
Sino Land Ltd.		1,073,874	1,931,133
Sino-Ocean Group Holding Ltd.		951,913	467,875
Sinotruk Hong Kong Ltd.		224,500	415,814
SJM Holdings Ltd.		582,000	614,669
Sun Art Retail Group Ltd.		770,917	766,229
Sun Hung Kai Properties Ltd.		500,083	8,387,666
Swire Pacific Ltd. (A Shares)		154,500	1,829,777
Swire Properties Ltd.		360,800	1,408,268
Techtronic Industries Co. Ltd.		424,000	2,475,121
Wharf Holdings Ltd.		388,000	1,172,731
Wheelock and Co. Ltd.		255,000	1,634,710
Winteam Pharmaceutical Group Ltd.		720,000	469,962
Yuexiu Property Co. Ltd.		2,224,000	432,320

TOTAL HONG KONG			175,925,709

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		116,401	1,392,482
OTP Bank PLC		68,882	2,837,410
Richter Gedeon PLC		48,076	1,024,145

TOTAL HUNGARY			5,254,037

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)		167,839	800,996
Ambuja Cements Ltd.		182,145	538,786
Ashok Leyland Ltd.		343,417	393,458
Asian Paints Ltd.		89,350	1,778,690
Aurobindo Pharma Ltd.		87,452	970,895
Avenue Supermarts Ltd. (a)(d)		40,801	790,519
Axis Bank Ltd. (a)		556,750	5,670,282
Bajaj Auto Ltd.		24,707	889,449
Bajaj Finance Ltd.		54,034	1,960,674
Bajaj Finserv Ltd.		12,173	1,045,049
Bharat Forge Ltd.		59,538	413,645
Bharat Petroleum Corp. Ltd.		245,290	1,194,130
Bharti Airtel Ltd.		433,491	1,871,782
Bharti Infratel Ltd.		152,647	628,679
Bosch Ltd. (a)		2,183	579,950
Britannia Industries Ltd.		18,814	847,823
Cadila Healthcare Ltd.		69,489	312,338
Cipla Ltd. (a)		117,985	860,113
Coal India Ltd.		196,205	621,159
Container Corp. of India Ltd.		56,925	525,850
Dabur India Ltd.		156,831	980,525
Divi's Laboratories Ltd.		25,049	531,691
Dr. Reddy's Laboratories Ltd.		36,399	1,396,533
Eicher Motors Ltd.		4,178	1,119,025
GAIL India Ltd. (a)		232,501	1,088,292
Glenmark Pharmaceuticals Ltd.		46,694	428,807
Godrej Consumer Products Ltd.		114,712	1,146,635
Grasim Industries Ltd. (a)		103,085	1,047,411
Havells India Ltd. (a)		72,836	732,312
HCL Technologies Ltd.		172,076	2,437,582
Hero Motocorp Ltd.		14,683	540,877
Hindalco Industries Ltd.		372,638	1,094,913
Hindustan Petroleum Corp. Ltd.		178,106	586,073
Hindustan Unilever Ltd.		200,442	4,980,684
Housing Development Finance Corp. Ltd.		498,098	13,493,781
ICICI Bank Ltd.		737,019	3,794,665
Indiabulls Housing Finance Ltd.		91,050	852,888
Indian Oil Corp. Ltd.		475,112	916,278
Infosys Ltd.		1,086,803	11,478,622
InterGlobe Aviation Ltd. (d)		26,910	450,447
ITC Ltd.		1,058,128	4,155,121
JSW Steel Ltd.		266,342	1,030,686
Larsen & Toubro Ltd.		146,332	2,710,318
LIC Housing Finance Ltd.		95,678	605,201
Lupin Ltd. (a)		75,925	936,972
Mahindra & Mahindra Financial Services Ltd. (a)		93,524	533,124
Mahindra & Mahindra Ltd.		232,557	2,228,726
Marico Ltd.		130,409	674,006
Maruti Suzuki India Ltd.		32,758	3,065,823
Motherson Sumi Systems Ltd.		275,010	544,904
Nestle India Ltd.		7,258	1,176,034
NTPC Ltd.		616,323	1,213,364
Oil & Natural Gas Corp. Ltd.		454,462	904,633
Page Industries Ltd.		1,626	535,508
Petronet LNG Ltd.		197,916	634,943
Pidilite Industries Ltd.		39,634	625,425
Piramal Enterprises Ltd.		27,358	783,593
Power Grid Corp. of India Ltd.		493,998	1,312,965
Rec Ltd.		247,842	435,540
Reliance Industries Ltd.		886,133	15,324,382
Shree Cement Ltd.		2,452	543,016
Shriram Transport Finance Co. Ltd.		48,554	694,748
State Bank of India (a)		555,500	2,298,796
Sun Pharmaceutical Industries Ltd.		262,233	1,564,861
Tata Consultancy Services Ltd.		280,773	7,969,348
Tata Motors Ltd. (a)		502,276	1,293,294
Tata Power Co. Ltd.		303,384	304,838
Tata Steel Ltd.		105,865	711,187
Tech Mahindra Ltd. (a)		147,676	1,523,169
Titan Co. Ltd.		97,341	1,366,011
Ultratech Cemco Ltd. (a)		30,066	1,491,161
United Spirits Ltd. (a)		85,378	649,479
UPL Ltd. (a)		113,970	1,263,210
Vedanta Ltd.		383,680	1,067,069
Vodafone Idea Ltd. (a)		538,861	228,575
Wipro Ltd.		349,316	1,817,467
Yes Bank Ltd.		532,762	1,457,287
Zee Entertainment Enterprises Ltd.		151,756	813,101

TOTAL INDIA			138,280,193

Indonesia - 0.6%
PT Adaro Energy Tbk		4,314,600	429,221
PT Astra International Tbk		6,244,200	3,776,238
PT Bank Central Asia Tbk		3,033,300	6,116,531
PT Bank Danamon Indonesia Tbk Series A		866,613	564,407
PT Bank Mandiri (Persero) Tbk		5,773,200	3,093,997
PT Bank Negara Indonesia (Persero) Tbk		2,331,889	1,514,539
PT Bank Rakyat Indonesia Tbk		17,132,900	4,720,821
PT Bank Tabungan Negara Tbk		1,333,900	261,577
PT Bumi Serpong Damai Tbk (a)		2,115,300	201,349
PT Charoen Pokphand Indonesia Tbk		2,394,100	1,267,943
PT Gudang Garam Tbk		156,800	938,724
PT Hanjaya Mandala Sampoerna Tbk		3,087,900	846,424
PT Indah Kiat Pulp & Paper Tbk		910,400	847,035
PT Indocement Tunggal Prakarsa Tbk		539,700	742,582
PT Indofood CBP Sukses Makmur Tbk		676,300	521,534
PT Indofood Sukses Makmur Tbk		1,443,500	800,653
PT Jasa Marga Tbk		636,453	224,108
PT Kalbe Farma Tbk		7,159,100	819,793
PT Pabrik Kertas Tjiwi Kimia Tbk		439,200	423,562
PT Pakuwon Jati Tbk		5,371,500	249,882
PT Perusahaan Gas Negara Tbk Series B		3,228,800	593,882
PT Semen Gresik (Persero) Tbk		888,900	806,356
PT Surya Citra Media Tbk		1,503,100	202,780
PT Tambang Batubara Bukit Asam Tbk		915,900	282,521
PT Telekomunikasi Indonesia Tbk Series B		15,880,100	4,431,801
PT Tower Bersama Infrastructure Tbk		801,900	282,365
PT Unilever Indonesia Tbk		483,100	1,728,753
PT United Tractors Tbk		522,312	961,637

TOTAL INDONESIA			37,651,015

Ireland - 0.4%
AIB Group PLC		264,490	1,180,667
Bank Ireland Group PLC		299,656	1,793,818
CRH PLC		260,253	7,491,279
DCC PLC (United Kingdom)		31,507	2,572,455
James Hardie Industries PLC CDI		138,209	1,540,115
Kerry Group PLC Class A		49,812	5,088,572
Kingspan Group PLC (Ireland)		47,239	1,930,290
Paddy Power Betfair PLC (Ireland)		25,529	2,087,804
Ryanair Holdings PLC (a)		4,983	62,669
Ryanair Holdings PLC sponsored ADR (a)		7,974	566,154
Smurfit Kappa Group PLC		69,577	2,005,281

TOTAL IRELAND			26,319,104

Isle of Man - 0.1%
Gaming VC Holdings SA		169,908	1,497,561
Genting Singapore Ltd.		1,912,300	1,562,569
NEPI Rockcastle PLC		119,232	1,127,619

TOTAL ISLE OF MAN			4,187,749

Israel - 0.4%
Azrieli Group		12,436	661,593
Bank Hapoalim BM (Reg.)		330,898	2,238,239
Bank Leumi le-Israel BM		465,500	3,071,876
Bezeq The Israel Telecommunication Corp. Ltd.		637,184	510,574
Check Point Software Technologies Ltd. (a)		39,441	4,414,237
Elbit Systems Ltd. (Israel)		7,016	866,928
Israel Chemicals Ltd.		220,817	1,278,611
Mizrahi Tefahot Bank Ltd.		46,447	862,541
NICE Systems Ltd. (a)		18,977	2,088,574
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		303,777	6,029,973
Wix.com Ltd. (a)		13,970	1,527,620

TOTAL ISRAEL			23,550,766

Italy - 1.2%
Assicurazioni Generali SpA		362,061	6,338,478
Atlantia SpA		156,383	3,694,477
Davide Campari-Milano SpA		182,113	1,635,263
Enel SpA		2,530,505	15,294,180
Eni SpA		790,713	13,407,203
Intesa Sanpaolo SpA		4,654,285	10,649,595
Leonardo SpA		126,889	1,228,416
Mediobanca SpA		192,446	1,677,120
Moncler SpA		55,943	2,106,665
Pirelli & C. S.p.A. (a)(d)		119,514	780,283
Poste Italiane SpA (d)		166,208	1,429,476
Prysmian SpA		75,418	1,616,838
Recordati SpA		33,112	1,199,156
Snam Rete Gas SpA		688,641	3,286,871
Telecom Italia SpA (a)		3,694,249	2,055,501
Terna SpA		442,714	2,722,156
UniCredit SpA		630,056	7,275,083

TOTAL ITALY			76,396,761

Japan - 15.9%
ABC-MART, Inc.		10,800	618,701
ACOM Co. Ltd.		109,200	381,962
AEON Co. Ltd.		187,100	3,793,531
AEON Financial Service Co. Ltd.		33,800	653,813
AEON MALL Co. Ltd.		33,620	557,427
Agc, Inc.		57,100	1,931,728
Air Water, Inc.		42,400	705,726
Aisin Seiki Co. Ltd.		49,600	1,953,491
Ajinomoto Co., Inc.		145,200	2,507,424
Alfresa Holdings Corp.		58,700	1,615,092
All Nippon Airways Ltd.		37,000	1,361,451
Alps Electric Co. Ltd.		65,500	1,375,244
Amada Holdings Co. Ltd.		109,500	1,097,765
Aozora Bank Ltd.		37,300	1,147,165
Asahi Group Holdings		113,700	4,744,241
ASAHI INTECC Co. Ltd.		30,200	1,308,644
Asahi Kasei Corp.		396,700	4,341,211
Asics Corp.		46,400	668,790
Astellas Pharma, Inc.		592,900	8,797,588
Bandai Namco Holdings, Inc.		61,600	2,711,701
Bank of Kyoto Ltd.		17,300	734,565
Benesse Holdings, Inc.		21,000	547,726
Bridgestone Corp.		188,900	7,262,917
Brother Industries Ltd.		70,100	1,179,006
Calbee, Inc.		24,200	775,378
Canon, Inc.		305,700	8,791,999
Canon, Inc. sponsored ADR (b)		4,174	120,336
Casio Computer Co. Ltd.		63,000	836,915
Central Japan Railway Co.		44,800	9,661,253
Chiba Bank Ltd.		183,300	1,114,020
Chubu Electric Power Co., Inc.		192,400	3,037,244
Chugai Pharmaceutical Co. Ltd.		70,900	4,178,820
Chugoku Electric Power Co., Inc.		87,700	1,197,245
Coca-Cola West Co. Ltd.		43,000	1,324,443
Concordia Financial Group Ltd.		338,800	1,393,458
Credit Saison Co. Ltd.		47,900	628,846
CyberAgent, Inc.		31,800	1,021,804
Dai Nippon Printing Co. Ltd.		74,600	1,723,145
Dai-ichi Mutual Life Insurance Co.		337,700	5,454,975
Daicel Chemical Industries Ltd.		78,100	817,388
Daifuku Co. Ltd.		31,800	1,588,175
Daiichi Sankyo Kabushiki Kaisha		178,500	6,173,142
Daikin Industries Ltd.		77,900	8,431,986
Dainippon Sumitomo Pharma Co. Ltd.		50,700	1,185,056
Daito Trust Construction Co. Ltd.		22,200	3,086,702
Daiwa House Industry Co. Ltd.		177,000	5,731,274
Daiwa House REIT Investment Corp.		527	1,239,545
Daiwa Securities Group, Inc.		492,100	2,447,737
DeNA Co. Ltd.		34,400	606,362
DENSO Corp.		135,300	6,195,790
Dentsu, Inc.		68,700	3,254,459
Disco Corp.		9,100	1,343,383
East Japan Railway Co.		94,800	8,772,862
Eisai Co. Ltd.		79,300	6,129,233
Electric Power Development Co. Ltd.		45,900	1,144,919
FamilyMart Co. Ltd.		21,200	2,475,685
Fanuc Corp.		60,600	10,306,946
Fast Retailing Co. Ltd.		18,200	8,325,967
Fuji Electric Co. Ltd.		38,200	1,174,845
Fujifilm Holdings Corp.		120,800	5,173,578
Fujitsu Ltd.		61,900	4,139,358
Fukuoka Financial Group, Inc.		47,200	1,040,415
Hakuhodo DY Holdings, Inc.		69,500	1,065,550
Hamamatsu Photonics K.K.		44,000	1,571,356
Hankyu Hanshin Holdings, Inc.		72,200	2,571,825
Hikari Tsushin, Inc.		6,200	989,268
Hino Motors Ltd.		77,700	778,248
Hirose Electric Co. Ltd.		9,516	1,018,651
Hisamitsu Pharmaceutical Co., Inc.		18,300	932,431
Hitachi Chemical Co. Ltd.		36,400	597,505
Hitachi Construction Machinery Co. Ltd.		35,300	890,561
Hitachi High-Technologies Corp.		23,000	827,726
Hitachi Ltd.		301,700	9,453,313
Hitachi Metals Ltd.		62,400	698,330
Honda Motor Co. Ltd.		507,200	15,227,145
Hoshizaki Corp.		17,200	1,219,041
Hoya Corp.		118,700	6,863,187
Hulic Co. Ltd.		89,400	823,210
Idemitsu Kosan Co. Ltd.		42,200	1,485,765
IHI Corp.		46,200	1,456,938
Iida Group Holdings Co. Ltd.		42,400	771,121
INPEX Corp.		314,900	3,022,520
Isetan Mitsukoshi Holdings Ltd.		104,200	1,069,503
Isuzu Motors Ltd.		169,100	2,508,750
Itochu Corp.		439,200	8,029,991
J. Front Retailing Co. Ltd.		68,400	782,432
Japan Airlines Co. Ltd.		36,600	1,331,948
Japan Airport Terminal Co. Ltd.		14,100	538,499
Japan Exchange Group, Inc.		157,000	2,754,437
Japan Post Bank Co. Ltd.		118,500	1,378,375
Japan Post Holdings Co. Ltd.		486,000	5,965,407
Japan Prime Realty Investment Corp.		259	1,054,547
Japan Real Estate Investment Corp.		416	2,436,612
Japan Retail Fund Investment Corp.		798	1,633,730
Japan Tobacco, Inc.		341,200	8,614,184
JFE Holdings, Inc.		150,900	2,652,266
JGC Corp.		66,200	1,008,878
JSR Corp.		62,900	1,014,022
JTEKT Corp.		67,100	867,972
JX Holdings, Inc.		1,019,410	5,553,527
Kajima Corp.		144,400	2,049,506
Kakaku.com, Inc.		44,900	784,848
Kamigumi Co. Ltd.		31,100	687,526
Kaneka Corp.		16,700	651,595
Kansai Electric Power Co., Inc.		222,700	3,381,646
Kansai Paint Co. Ltd.		57,600	1,010,016
Kao Corp.		154,500	10,882,020
Kawasaki Heavy Industries Ltd.		45,700	1,147,482
KDDI Corp.		552,200	13,796,514
Keihan Electric Railway Co., Ltd.		30,400	1,251,724
Keihin Electric Express Railway Co. Ltd.		71,000	1,206,527
Keio Corp.		31,800	1,824,650
Keisei Electric Railway Co.		38,500	1,219,417
Keyence Corp.		30,340	15,559,260
Kikkoman Corp.		44,900	2,378,453
Kintetsu Group Holdings Co. Ltd.		52,200	2,273,941
Kirin Holdings Co. Ltd.		257,000	6,110,902
Kobayashi Pharmaceutical Co. Ltd.		16,100	1,019,876
Kobe Steel Ltd.		93,400	746,000
Koito Manufacturing Co. Ltd.		32,600	1,954,354
Komatsu Ltd.		288,900	7,607,353
Konami Holdings Corp.		30,100	1,384,448
Konica Minolta, Inc.		145,100	1,455,995
Kose Corp.		9,500	1,394,583
Kubota Corp.		308,900	4,860,726
Kuraray Co. Ltd.		99,500	1,526,413
Kurita Water Industries Ltd.		28,400	719,614
Kyocera Corp.		100,500	5,641,102
Kyowa Hakko Kirin Co., Ltd.		81,900	1,563,938
Kyushu Electric Power Co., Inc.		118,300	1,461,848
Kyushu Railway Co.		51,500	1,754,097
Lawson, Inc.		15,500	954,831
LINE Corp. (a)		21,800	784,968
Lion Corp.		71,900	1,493,777
LIXIL Group Corp.		85,100	1,246,909
M3, Inc.		130,100	1,869,236
Makita Corp.		68,900	2,435,300
Marubeni Corp.		482,300	3,748,590
Marui Group Co. Ltd.		60,700	1,229,325
Maruichi Steel Tube Ltd.		16,700	535,075
Mazda Motor Corp.		176,700	1,955,582
McDonald's Holdings Co. (Japan) Ltd.		19,800	875,254
Mebuki Financial Group, Inc.		260,610	729,732
Medipal Holdings Corp.		54,300	1,251,255
Meiji Holdings Co. Ltd.		38,700	2,987,992
Minebea Mitsumi, Inc.		119,800	1,959,914
Misumi Group, Inc.		87,500	1,992,196
Mitsubishi Chemical Holdings Corp.		404,500	3,465,127
Mitsubishi Corp.		419,100	12,239,221
Mitsubishi Electric Corp.		568,900	7,158,631
Mitsubishi Estate Co. Ltd.		367,800	6,498,335
Mitsubishi Gas Chemical Co., Inc.		54,200	853,367
Mitsubishi Heavy Industries Ltd.		92,200	3,557,646
Mitsubishi Materials Corp.		33,600	959,339
Mitsubishi Motors Corp. of Japan		211,300	1,305,530
Mitsubishi Tanabe Pharma Corp.		81,300	1,269,601
Mitsubishi UFJ Financial Group, Inc.		3,656,500	19,613,174
Mitsubishi UFJ Lease & Finance Co. Ltd.		123,000	627,845
Mitsui & Co. Ltd.		513,700	8,359,268
Mitsui Chemicals, Inc.		57,100	1,427,959
Mitsui Fudosan Co. Ltd.		277,900	6,727,770
Mitsui OSK Lines Ltd.		34,100	849,017
Mizuho Financial Group, Inc.		7,437,360	12,207,366
MonotaRO Co. Ltd.		39,300	834,527
MS&AD Insurance Group Holdings, Inc.		144,990	4,304,775
Murata Manufacturing Co. Ltd.		56,300	8,457,154
Nabtesco Corp.		36,500	960,712
Nagoya Railroad Co. Ltd.		56,400	1,491,228
NEC Corp.		79,900	2,677,393
New Hampshire Foods Ltd.		29,000	1,144,824
Nexon Co. Ltd. (a)		139,000	2,120,891
NGK Insulators Ltd.		76,000	1,165,205
NGK Spark Plug Co. Ltd.		47,400	1,017,408
Nidec Corp.		69,700	8,337,765
Nikon Corp.		100,000	1,711,269
Nintendo Co. Ltd.		35,400	10,736,399
Nippon Building Fund, Inc.		422	2,727,455
Nippon Electric Glass Co. Ltd.		28,400	787,404
Nippon Express Co. Ltd.		23,700	1,496,957
Nippon Paint Holdings Co. Ltd. (b)		45,800	1,530,521
Nippon Prologis REIT, Inc.		543	1,183,957
Nippon Steel & Sumitomo Metal Corp.		248,717	4,589,591
Nippon Telegraph & Telephone Corp.		215,500	9,263,957
Nippon Yusen KK		46,400	774,434
Nissan Chemical Corp.		39,600	2,101,336
Nissan Motor Co. Ltd.		720,900	6,156,485
Nisshin Seifun Group, Inc.		61,645	1,239,974
Nissin Food Holdings Co. Ltd.		20,100	1,275,107
Nitori Holdings Co. Ltd.		25,400	3,301,942
Nitto Denko Corp.		50,800	2,863,548
NKSJ Holdings, Inc.		102,200	3,833,731
Nomura Holdings, Inc.		1,085,300	4,237,905
Nomura Real Estate Holdings, Inc.		35,900	696,412
Nomura Real Estate Master Fund, Inc.		1,165	1,667,418
Nomura Research Institute Ltd.		34,840	1,420,148
NSK Ltd.		115,100	1,119,035
NTT Data Corp.		194,000	2,308,230
NTT DOCOMO, Inc.		401,100	9,637,153
NTT DOCOMO, Inc. sponsored ADR (b)		10,464	251,398
Obayashi Corp.		198,600	1,883,441
OBIC Co. Ltd.		20,200	1,906,413
Odakyu Electric Railway Co. Ltd.		90,200	2,024,687
Oji Holdings Corp.		268,300	1,549,329
Olympus Corp.		91,400	3,750,819
OMRON Corp.		59,600	2,434,886
Ono Pharmaceutical Co. Ltd.		123,500	2,687,691
Oracle Corp. Japan		12,700	923,424
Oriental Land Co. Ltd.		62,300	6,365,839
ORIX Corp.		413,300	6,222,740
Osaka Gas Co. Ltd.		114,600	2,258,859
Otsuka Corp.		34,000	1,095,616
Otsuka Holdings Co. Ltd.		123,400	5,044,757
Pan Pacific International Hold		36,600	2,126,950
Panasonic Corp.		686,400	6,721,385
Park24 Co. Ltd.		34,600	823,666
Pigeon Corp.		35,900	1,397,439
Pola Orbis Holdings, Inc.		27,900	831,173
Rakuten, Inc.		264,900	1,991,766
Recruit Holdings Co. Ltd.		344,400	9,208,768
Renesas Electronics Corp. (a)		265,600	1,523,984
Resona Holdings, Inc.		643,100	3,246,644
Ricoh Co. Ltd.		207,100	2,201,715
Rinnai Corp.		10,800	713,886
ROHM Co. Ltd.		29,200	2,048,088
Ryohin Keikaku Co. Ltd.		7,400	1,745,972
Sankyo Co. Ltd. (Gunma)		13,000	502,456
Santen Pharmaceutical Co. Ltd.		115,200	1,585,355
SBI Holdings, Inc. Japan		70,980	1,510,504
Secom Co. Ltd.		65,400	5,464,360
Sega Sammy Holdings, Inc.		52,800	741,648
Seibu Holdings, Inc.		70,000	1,212,669
Seiko Epson Corp.		85,400	1,354,796
Sekisui Chemical Co. Ltd.		113,000	1,755,300
Sekisui House Ltd.		188,900	2,819,843
Seven & i Holdings Co. Ltd.		234,300	10,202,123
Seven Bank Ltd.		181,500	539,876
SG Holdings Co. Ltd.		31,500	843,567
Sharp Corp.		65,600	694,393
Shimadzu Corp.		69,700	1,596,525
Shimamura Co. Ltd.		6,600	570,172
SHIMANO, Inc.		22,800	3,185,825
SHIMIZU Corp.		173,700	1,475,075
Shin-Etsu Chemical Co. Ltd.		113,300	9,553,072
Shinsei Bank Ltd.		51,700	698,668
Shionogi & Co. Ltd.		87,300	5,358,621
Shiseido Co. Ltd.		119,000	7,073,904
Shizuoka Bank Ltd.		132,400	1,108,550
Showa Denko K.K.		42,500	1,420,243
Showa Shell Sekiyu K.K.		62,400	928,051
SMC Corp.		17,900	5,871,627
SoftBank Corp.		257,600	20,289,545
SoftBank Corp. (a)		523,700	6,457,003
Sohgo Security Services Co., Ltd.		23,300	1,013,927
Sony Corp.		395,500	19,817,297
Sony Financial Holdings, Inc.		55,800	1,056,832
Stanley Electric Co. Ltd.		41,800	1,210,732
Subaru Corp.		193,800	4,540,533
Sumco Corp.		76,700	1,060,456
Sumitomo Chemical Co. Ltd.		458,600	2,382,994
Sumitomo Corp.		342,800	5,291,882
Sumitomo Electric Industries Ltd.		230,800	3,276,862
Sumitomo Heavy Industries Ltd.		35,600	1,201,102
Sumitomo Metal Mining Co. Ltd.		71,700	2,064,275
Sumitomo Mitsui Financial Group, Inc.		413,200	15,371,859
Sumitomo Mitsui Trust Holdings, Inc.		104,125	3,944,189
Sumitomo Realty & Development Co. Ltd.		111,600	4,254,990
Sumitomo Rubber Industries Ltd.		49,000	678,825
Sundrug Co. Ltd.		23,800	759,284
Suntory Beverage & Food Ltd.		42,700	1,887,542
Suzuken Co. Ltd.		23,410	1,225,036
Suzuki Motor Corp.		107,500	5,599,770
Sysmex Corp.		53,200	2,965,729
T&D Holdings, Inc.		171,700	2,122,507
Taiheiyo Cement Corp.		38,300	1,308,019
Taisei Corp.		67,500	3,166,628
Taisho Pharmaceutical Holdings Co. Ltd.		11,600	1,172,513
Taiyo Nippon Sanso Corp.		40,300	636,364
Takashimaya Co. Ltd.		48,200	653,139
Takeda Pharmaceutical Co. Ltd.		463,815	18,725,725
TDK Corp.		41,600	3,273,004
Teijin Ltd.		55,900	963,784
Temp Holdings Co., Ltd.		57,100	1,013,305
Terumo Corp.		95,100	5,420,067
THK Co. Ltd.		39,300	929,778
Tobu Railway Co. Ltd.		59,200	1,668,524
Toho Co. Ltd.		36,300	1,321,363
Toho Gas Co. Ltd.		22,700	970,103
Tohoku Electric Power Co., Inc.		129,700	1,752,751
Tokio Marine Holdings, Inc.		209,400	10,211,915
Tokyo Century Corp.		13,100	610,952
Tokyo Electric Power Co., Inc. (a)		447,100	2,746,017
Tokyo Electron Ltd.		49,100	7,047,771
Tokyo Gas Co. Ltd.		117,200	3,075,659
Tokyu Corp.		153,400	2,619,454
Tokyu Fudosan Holdings Corp.		190,000	1,032,637
Toppan Printing Co. Ltd.		78,300	1,280,260
Toray Industries, Inc.		424,700	3,147,492
Toshiba Corp.		203,600	6,420,620
Tosoh Corp.		84,500	1,197,003
Toto Ltd.		44,400	1,718,118
Toyo Seikan Group Holdings Ltd.		44,800	1,006,021
Toyo Suisan Kaisha Ltd.		28,800	1,032,490
Toyoda Gosei Co. Ltd.		18,400	400,518
Toyota Industries Corp.		44,500	2,193,849
Toyota Motor Corp.		710,472	43,729,627
Toyota Tsusho Corp.		65,000	2,064,723
Trend Micro, Inc.		36,800	1,952,756
Tsuruha Holdings, Inc.		11,900	1,096,865
Unicharm Corp.		127,200	3,916,721
United Urban Investment Corp.		897	1,430,424
USS Co. Ltd.		65,500	1,144,935
Welcia Holdings Co. Ltd.		14,700	556,016
West Japan Railway Co.		51,300	3,739,001
Yahoo! Japan Corp.		873,500	2,349,649
Yakult Honsha Co. Ltd.		36,900	2,449,272
Yamada Denki Co. Ltd. (b)		187,300	921,669
Yamaguchi Financial Group, Inc.		62,500	635,185
Yamaha Corp.		42,800	1,870,351
Yamaha Motor Co. Ltd.		86,600	1,849,269
Yamato Holdings Co. Ltd.		95,100	2,528,870
Yamazaki Baking Co. Ltd.		35,200	688,327
Yaskawa Electric Corp.		74,800	2,101,336
Yokogawa Electric Corp.		73,000	1,355,116
Yokohama Rubber Co. Ltd.		38,800	820,704
Zozo, Inc.		64,300	1,294,560

TOTAL JAPAN			1,023,881,072

Korea (South) - 3.3%
AMOREPACIFIC Corp.		9,883	1,612,474
AMOREPACIFIC Group, Inc.		8,769	539,968
BGF Retail Co. Ltd.		2,524	417,479
BS Financial Group, Inc.		84,720	559,758
Celltrion Healthcare Co. Ltd.		15,575	1,041,666
Celltrion Pharm, Inc.		5,250	296,850
Celltrion, Inc. (a)		26,176	5,153,173
Cheil Industries, Inc.		24,209	2,611,472
Cheil Worldwide, Inc.		19,967	421,801
CJ CheilJedang Corp.		2,691	828,517
CJ Corp.		4,333	469,357
CJ O Shopping Co. Ltd.		3,270	624,058
Coway Co. Ltd.		16,505	1,237,397
Daelim Industrial Co.		8,141	779,390
Daewoo Engineering & Construction Co. Ltd. (a)		49,122	228,735
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		11,828	393,405
Db Insurance Co. Ltd.		15,015	938,075
DGB Financial Group Co. Ltd.		53,333	416,143
Doosan Bobcat, Inc.		13,451	401,439
E-Mart Co. Ltd.		6,535	1,127,909
EUSU Holdings Co. Ltd. (a)		6	48
Fila Korea Ltd.		15,268	653,306
GS Engineering & Construction Corp.		18,270	772,726
GS Holdings Corp.		14,723	719,983
GS Retail Co. Ltd.		7,314	237,021
Hana Financial Group, Inc.		91,960	3,302,502
Hanjin Shipping Co. Ltd. (a)(c)		12	0
Hankook Tire Co. Ltd.		23,963	900,419
Hanmi Pharm Co. Ltd.		1,933	754,135
Hanmi Science Co. Ltd.		5,235	344,944
Hanon Systems		55,532	638,970
Hanwha Chemical Corp.		35,086	708,072
Hanwha Corp.		14,827	468,496
Hanwha Life Insurance Co. Ltd.		87,126	336,778
HDC Hyundai Development Co. (a)		10,931	483,942
HLB, Inc. (a)		10,419	702,449
Hotel Shilla Co.		9,346	643,549
Hyundai Department Store Co. Ltd.		4,235	363,947
Hyundai Engineering & Construction Co. Ltd.		24,630	1,377,153
Hyundai Fire & Marine Insurance Co. Ltd.		18,353	616,205
Hyundai Glovis Co. Ltd.		6,268	800,101
Hyundai Heavy Industries Co. Ltd. (a)		11,923	1,484,440
Hyundai Mobis		21,451	4,338,677
Hyundai Motor Co.		44,311	5,158,324
Hyundai Robotics Co. Ltd. (a)		3,132	1,010,749
Hyundai Steel Co.		25,520	1,174,567
Industrial Bank of Korea		73,247	938,279
ING Life Insurance Korea Ltd. (d)		9,227	248,419
Kakao Corp.		15,348	1,370,025
Kangwon Land, Inc.		35,406	1,082,139
KB Financial Group, Inc.		124,849	5,365,488
KCC Corp.		1,794	527,348
Kia Motors Corp.		80,956	2,645,336
Korea Aerospace Industries Ltd. (a)		21,529	659,942
Korea Electric Power Corp.		78,746	2,434,010
Korea Express Co. Ltd. (a)		2,152	324,997
Korea Gas Corp. (a)		8,260	401,703
Korea Investment Holdings Co. Ltd.		12,436	718,818
Korea Zinc Co. Ltd.		2,502	990,742
Korean Air Lines Co. Ltd.		13,390	438,136
KT Corp.		6,424	165,163
KT&G Corp.		35,769	3,186,455
Kumho Petro Chemical Co. Ltd.		5,785	468,029
LG Chemical Ltd.		14,208	4,700,111
LG Corp.		28,735	2,007,056
LG Display Co. Ltd.		72,808	1,240,358
LG Electronics, Inc.		32,631	1,953,583
LG Household & Health Care Ltd.		2,899	3,296,598
LG Innotek Co. Ltd.		4,465	391,339
LG Telecom Ltd.		62,120	843,210
Lotte Chemical Corp.		5,462	1,472,992
Lotte Confectionery Co. Ltd. (a)		9,375	440,758
Lotte Shopping Co. Ltd.		3,284	578,611
Medy-Tox, Inc.		1,316	612,792
Mirae Asset Daewoo Co. Ltd.		129,534	883,798
NAVER Corp.		43,926	5,370,168
NCSOFT Corp.		5,386	2,268,314
Netmarble Corp. (d)		8,173	786,127
Oci Co. Ltd.		5,564	535,178
Orion Corp./Republic of Korea		6,366	649,516
Ottogi Corp.		360	252,097
Pearl Abyss Corp. (a)		1,722	299,221
POSCO		24,071	5,943,152
POSCO Chemtech Co. Ltd.		7,506	401,470
Posco Daewoo Corp.		14,945	268,691
S-Oil Corp.		14,222	1,335,993
S1 Corp.		4,669	432,303
Samsung Biologics Co. Ltd. (a)(d)		5,196	1,863,671
Samsung Card Co. Ltd.		7,471	223,976
Samsung Electro-Mechanics Co. Ltd.		17,454	1,694,517
Samsung Electronics Co. Ltd.		1,498,940	62,184,660
Samsung Engineering Co. Ltd. (a)		46,369	698,184
Samsung Fire & Marine Insurance Co. Ltd.		9,418	2,311,259
Samsung Heavy Industries Co. Ltd. (a)		129,378	1,058,350
Samsung Life Insurance Co. Ltd.		21,756	1,726,899
Samsung SDI Co. Ltd.		17,417	3,499,276
Samsung SDS Co. Ltd.		10,653	2,140,310
Samsung Securities Co. Ltd.		18,097	544,164
Shinhan Financial Group Co. Ltd.		134,102	5,187,836
Shinsegae Co. Ltd.		2,290	544,488
SillaJen, Inc. (a)		18,901	1,281,101
SK C&C Co. Ltd.		9,628	2,280,573
SK Energy Co. Ltd.		19,835	3,361,018
SK Hynix, Inc.		181,629	12,065,823
SK Telecom Co. Ltd.		6,203	1,436,330
STX Pan Ocean Co. Ltd. (Korea) (a)		68,952	280,474
ViroMed Co. Ltd. (a)		4,504	1,117,467
Woori Bank		144,343	1,943,819
Woori Investment & Securities Co. Ltd.		42,184	528,992
Yuhan Corp.		2,676	572,520

TOTAL KOREA (SOUTH)			215,564,741

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		204,995	4,738,500
Aroundtown SA		238,870	2,110,730
Eurofins Scientific SA		3,567	1,435,508
Millicom International Cellular SA (depository receipt)		20,595	1,288,276
Reinet Investments SCA		42,735	646,514
RTL Group SA		11,738	641,671
SES SA (France) (depositary receipt)		112,538	2,295,412
Tenaris SA		144,624	1,816,653

TOTAL LUXEMBOURG			14,973,264

Malaysia - 0.6%
AirAsia Group BHD		458,800	340,516
Alliance Bank Malaysia Bhd		362,900	375,658
AMMB Holdings Bhd		473,700	520,422
Axiata Group Bhd		818,890	801,697
British American Tobacco (Malaysia) Bhd		44,500	416,318
Bumiputra-Commerce Holdings Bhd		1,473,694	2,022,012
Dialog Group Bhd		1,195,122	875,334
DiGi.com Bhd		928,200	1,056,009
Fraser & Neave Holdings BHD		44,700	370,608
Gamuda Bhd		582,075	392,219
Genting Bhd		663,200	1,123,684
Genting Malaysia Bhd		972,400	781,054
Genting Plantations Bhd		53,500	133,489
Hap Seng Consolidated Bhd		156,100	375,387
Hartalega Holdings Bhd		403,900	532,485
Hong Leong Bank Bhd		188,000	947,344
Hong Leong Credit Bhd		81,900	393,904
IHH Healthcare Bhd		801,900	1,096,348
IJM Corp. Bhd		865,100	386,507
IOI Corp. Bhd		629,700	714,869
IOI Properties Group Bhd		524,000	199,570
Kuala Lumpur Kepong Bhd		118,800	715,816
Malayan Banking Bhd		1,172,565	2,731,023
Malaysia Airports Holdings Bhd		276,098	541,950
Maxis Bhd		756,200	1,061,560
MISC Bhd		370,100	612,617
Nestle (Malaysia) BHD		17,000	616,333
Petronas Chemicals Group Bhd		746,000	1,538,989
Petronas Dagangan Bhd		63,400	408,323
Petronas Gas Bhd		219,400	968,445
PPB Group Bhd		154,320	685,699
Press Metal Bhd		424,800	446,994
Public Bank Bhd		899,200	5,439,984
QL Resources Bhd		216,300	356,979
RHB Capital Bhd		329,157	436,358
RHB Capital Bhd (a)(c)		122,876	0
Sime Darby Bhd		833,007	455,551
Sime Darby Plantation Bhd		813,207	1,026,436
Sime Darby Property Bhd		979,607	275,036
SP Setia Bhd		489,702	307,259
Telekom Malaysia Bhd		312,874	222,281
Tenaga Nasional Bhd		984,125	3,099,417
Top Glove Corp. Bhd		439,000	516,597
Westports Holdings Bhd		306,100	278,001
YTL Corp. Bhd		1,033,812	277,635

TOTAL MALAYSIA			36,874,717

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,853,400	351,075
Mexico - 0.7%
Alfa SA de CV Series A		980,200	1,233,820
Alsea S.A.B. de CV		180,500	499,526
America Movil S.A.B. de CV Series L		10,476,646	8,388,001
Banco Santander Mexico SA		554,550	830,277
CEMEX S.A.B. de CV unit (a)		4,522,840	2,443,276
Coca-Cola FEMSA S.A.B. de CV Series L		166,500	1,040,503
El Puerto de Liverpool S.A.B. de CV Class C		60,155	393,919
Embotelladoras Arca S.A.B. de CV		143,462	834,412
Fibra Uno Administracion SA de CV		1,081,600	1,484,197
Fomento Economico Mexicano S.A.B. de CV unit		607,200	5,524,171
Gruma S.A.B. de CV Series B		63,645	775,399
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		117,300	1,052,815
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		68,105	1,232,050
Grupo Bimbo S.A.B. de CV Series A		524,200	1,036,489
Grupo Carso SA de CV Series A1		140,500	550,766
Grupo Financiero Banorte S.A.B. de CV Series O		817,800	4,540,138
Grupo Financiero Inbursa S.A.B. de CV Series O		744,700	1,078,753
Grupo Mexico SA de CV Series B		1,073,023	2,569,453
Grupo Televisa SA de CV		755,400	1,888,673
Industrias Penoles SA de CV		42,165	575,621
Infraestructura Energetica Nova S.A.B. de CV		180,600	709,187
Kimberly-Clark de Mexico SA de CV Series A		461,700	770,697
Megacable Holdings S.A.B. de CV unit		94,700	425,803
Mexichem S.A.B. de CV		338,316	903,721
Promotora y Operadora de Infraestructura S.A.B. de CV		67,170	685,391
Wal-Mart de Mexico SA de CV Series V		1,645,500	4,319,790

TOTAL MEXICO			45,786,848

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		784,000	799,851
HKT Trust/HKT Ltd. unit		1,177,640	1,736,742

TOTAL MULTI-NATIONAL			2,536,593

Netherlands - 3.0%
ABN AMRO Group NV GDR (d)		133,742	3,324,921
AEGON NV		549,952	2,833,212
AerCap Holdings NV (a)		39,614	1,872,158
Airbus Group NV		181,635	20,935,268
Akzo Nobel NV		69,951	6,033,767
ASML Holding NV (Netherlands)		127,414	22,280,576
CNH Industrial NV		312,333	3,061,599
EXOR NV		33,555	2,143,114
Ferrari NV		38,657	4,805,203
Fiat Chrysler Automobiles NV (a)		340,103	5,807,307
Heineken Holding NV		36,296	3,149,066
Heineken NV (Bearer)		80,838	7,260,796
ING Groep NV (Certificaten Van Aandelen)		1,216,073	14,429,698
Koninklijke Ahold Delhaize NV		387,890	10,220,394
Koninklijke DSM NV		56,033	5,239,993
Koninklijke KPN NV		1,033,251	3,176,443
Koninklijke Philips Electronics NV		295,599	11,654,018
NN Group NV		96,115	4,061,688
NXP Semiconductors NV		107,586	9,363,210
QIAGEN NV (Germany) (a)		72,431	2,669,526
Randstad NV		37,007	1,783,704
STMicroelectronics NV (France)		210,896	3,364,649
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		43,393	7,805,764
Unilever NV (Certificaten Van Aandelen) (Bearer)		479,623	25,683,906
Vopak NV		22,534	1,145,441
Wolters Kluwer NV		90,828	5,655,518
X5 Retail Group NV unit		39,614	1,039,587

TOTAL NETHERLANDS			190,800,526

New Zealand - 0.1%
Auckland International Airport Ltd.		280,546	1,425,263
Fisher & Paykel Healthcare Corp.		180,187	1,564,288
Fletcher Building Ltd. (a)		280,028	967,777
Meridian Energy Ltd.		388,152	944,383
Ryman Healthcare Group Ltd.		130,671	946,551
Spark New Zealand Ltd.		573,232	1,606,664
The a2 Milk Co. Ltd. (a)		228,774	2,000,327

TOTAL NEW ZEALAND			9,455,253

Norway - 0.5%
Aker Bp ASA		35,598	1,185,200
DNB ASA		299,927	5,323,475
Equinor ASA		360,777	8,247,358
Equinor ASA sponsored ADR		1,798	40,958
Gjensidige Forsikring ASA		64,944	1,118,855
Marine Harvest ASA		128,620	2,830,450
Norsk Hydro ASA		414,845	1,923,233
Orkla ASA		249,406	2,007,917
Schibsted ASA (B Shares)		29,206	926,328
Telenor ASA		229,806	4,343,288
Yara International ASA		54,532	2,250,735

TOTAL NORWAY			30,197,797

Pakistan - 0.0%
Habib Bank Ltd.		164,100	176,782
Lucky Cement Ltd.		15,411	52,329
MCB Bank Ltd.		121,500	182,716
Oil & Gas Development Co. Ltd.		186,600	203,127

TOTAL PAKISTAN			614,954

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		422,622	2,399,263
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		57,649	902,207
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		665,060	819,526
Aboitiz Power Corp.		541,200	398,582
Alliance Global Group, Inc.		1,226,500	322,268
Ayala Corp.		80,415	1,429,703
Ayala Land, Inc.		2,314,900	1,971,261
Bank of the Philippine Islands (BPI)		266,023	464,290
BDO Unibank, Inc.		614,278	1,590,478
DMCI Holdings, Inc.		1,042,100	251,431
Globe Telecom, Inc.		9,790	379,283
GT Capital Holdings, Inc.		26,082	533,746
International Container Terminal Services, Inc.		132,360	274,671
JG Summit Holdings, Inc.		904,530	1,121,555
Jollibee Food Corp.		128,250	777,273
Manila Electric Co.		74,020	519,304
Megaworld Corp.		2,959,300	292,865
Metro Pacific Investments Corp.		3,918,700	365,264
Metropolitan Bank & Trust Co.		512,825	826,185
Philippine Long Distance Telephone Co.		25,090	623,267
Robinsons Land Corp.		561,242	237,349
Security Bank Corp.		64,610	221,810
SM Investments Corp.		75,700	1,437,342
SM Prime Holdings, Inc.		3,271,475	2,390,548
Universal Robina Corp.		262,440	745,442

TOTAL PHILIPPINES			17,993,443

Poland - 0.3%
Alior Bank SA (a)		28,596	441,723
Bank Handlowy w Warszawie SA		8,748	162,392
Bank Millennium SA (a)		172,921	409,726
Bank Polska Kasa Opieki SA		54,122	1,608,074
Bank Zachodni WBK SA		11,317	1,136,443
BRE Bank SA		4,500	542,795
CD Projekt RED SA (a)		22,299	1,138,193
Cyfrowy Polsat SA (a)		72,401	460,967
Dino Polska SA (a)(d)		14,869	400,645
Grupa Lotos SA		28,814	719,886
Jastrzebska Spolka Weglowa SA (a)		14,632	268,473
KGHM Polska Miedz SA (Bearer) (a)		40,872	1,033,878
LPP SA		384	863,443
NG2 SA		9,127	438,402
Polish Oil & Gas Co. SA		525,608	1,077,366
Polska Grupa Energetyczna SA (a)		248,508	791,775
Polski Koncern Naftowy Orlen SA		92,414	2,599,330
Powszechna Kasa Oszczednosci Bank SA		271,427	2,880,959
Powszechny Zaklad Ubezpieczen SA		188,087	2,256,599
Telekomunikacja Polska SA (a)		242,754	365,201

TOTAL POLAND			19,596,270

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)		319,729	4
Energias de Portugal SA		773,891	2,825,688
Galp Energia SGPS SA Class B		159,705	2,494,283
Jeronimo Martins SGPS SA		81,837	1,158,706

TOTAL PORTUGAL			6,478,681

Qatar - 0.3%
Barwa Real Estate Co. (a)		58,012	648,879
Ezdan Holding Group (a)		261,836	1,123,880
Industries Qatar QSC (a)		55,956	2,206,646
Masraf al Rayan (a)		113,478	1,271,462
Qatar Electricity & Water Co. (a)		15,391	794,530
Qatar Insurance Co. SAQ		44,799	479,682
Qatar Islamic Bank (a)		35,884	1,557,003
Qatar National Bank SAQ		141,037	7,668,456
Qatar Telecom (Qtel) Q.S.C. (a)		22,940	478,153
The Commercial Bank of Qatar (a)		66,423	774,333

TOTAL QATAR			17,003,024

Russia - 0.9%
Alrosa Co. Ltd.		803,170	1,210,960
Gazprom OAO		1,204,774	3,000,785
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	5,164,332
Inter Rao Ues JSC		9,276,000	542,767
Lukoil PJSC		62,545	5,041,786
Lukoil PJSC sponsored ADR		89,585	7,184,717
Magnit OJSC GDR (Reg. S)		112,218	1,786,511
Magnitogorsk Iron & Steel Works PJSC		642,400	425,515
MMC Norilsk Nickel PJSC		9,487	1,973,157
MMC Norilsk Nickel PJSC sponsored ADR		98,554	2,049,923
Mobile TeleSystems OJSC sponsored ADR		162,753	1,399,676
Moscow Exchange MICEX-RTS OAO		462,400	656,570
NOVATEK OAO GDR (Reg. S)		28,593	5,246,816
Novolipetsk Steel OJSC		353,220	821,424
PhosAgro OJSC GDR (Reg. S)		35,331	481,208
Polyus PJSC		8,381	704,378
Rosneft Oil Co. OJSC		155,466	978,054
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,358,825
Sberbank of Russia		3,372,693	11,273,891
Severstal PAO		21,149	323,042
Severstal PAO GDR (Reg. S)		39,925	609,256
Surgutneftegas OJSC		10,100	4,226
Surgutneftegas OJSC sponsored ADR		201,700	834,635
Tatneft PAO		221,420	2,733,116
Tatneft PAO sponsored ADR		42,623	3,127,676
VTB Bank OJSC (a)		933,188,000	539,185

TOTAL RUSSIA			59,472,431

Singapore - 0.9%
Ascendas Real Estate Investment Trust		820,700	1,670,419
BOC Aviation Ltd. Class A (d)		60,200	511,883
CapitaCommercial Trust (REIT)		872,550	1,218,537
CapitaLand Ltd.		792,600	1,960,599
CapitaMall Trust		791,500	1,411,083
City Developments Ltd.		134,500	918,181
ComfortDelgro Corp. Ltd.		688,600	1,191,827
DBS Group Holdings Ltd.		559,341	9,938,669
Jardine Cycle & Carriage Ltd.		31,193	875,174
Keppel Corp. Ltd.		452,000	2,048,135
Oversea-Chinese Banking Corp. Ltd.		979,632	8,375,846
Sembcorp Industries Ltd.		308,900	594,303
Singapore Airlines Ltd.		168,500	1,207,863
Singapore Airport Terminal Service Ltd.		218,800	786,653
Singapore Exchange Ltd.		245,700	1,394,405
Singapore Press Holdings Ltd.		475,400	886,387
Singapore Technologies Engineering Ltd.		483,100	1,334,967
Singapore Telecommunications Ltd.		2,539,200	5,709,156
Suntec (REIT)		674,800	967,437
United Overseas Bank Ltd.		419,989	7,858,805
UOL Group Ltd.		151,821	748,842
Venture Corp. Ltd.		89,500	1,081,021
Wilmar International Ltd.		591,500	1,463,152
Yangzijiang Shipbuilding Holdings Ltd.		799,800	831,763

TOTAL SINGAPORE			54,985,107

South Africa - 1.6%
Anglo American Platinum Ltd.		16,712	803,864
AngloGold Ashanti Ltd.		131,644	1,855,795
Aspen Pharmacare Holdings Ltd.		122,484	1,341,587
Barclays Africa Group Ltd.		222,354	3,097,826
Bidcorp Ltd.		102,816	2,196,509
Bidvest Group Ltd.		105,712	1,614,721
Capitec Bank Holdings Ltd.		11,756	1,033,606
Clicks Group Ltd.		80,430	1,193,981
Discovery Ltd.		109,924	1,319,544
Exxaro Resources Ltd.		81,905	950,533
FirstRand Ltd.		1,036,795	5,424,047
Fortress (REIT) Ltd.:
Class A		311,745	454,793
Class B		379,698	444,001
Foschini Ltd.		67,849	866,288
Gold Fields Ltd.		240,815	977,230
Growthpoint Properties Ltd.		908,039	1,777,911
Hyprop Investments Ltd.		75,290	510,874
Investec Ltd.		84,016	551,460
Kumba Iron Ore Ltd.		19,504	497,961
Liberty Holdings Ltd.		35,604	286,738
Life Healthcare Group Holdings Ltd.		413,623	845,723
MMI Holdings Ltd. (a)		255,346	324,001
Mondi Ltd.		34,960	864,818
Motus Holdings Ltd. (a)		49,404	332,470
Mr Price Group Ltd.		80,986	1,361,597
MTN Group Ltd.		522,075	3,425,591
Naspers Ltd. Class N		136,853	31,366,176
Nedbank Group Ltd.		123,564	2,662,210
Netcare Ltd.		389,404	726,623
Old Mutual Ltd.		1,519,149	2,678,948
Pick 'n Pay Stores Ltd.		123,279	645,498
PSG Group Ltd.		43,283	817,576
Rand Merchant Insurance Holdings Ltd.		210,853	585,643
Redefine Properties Ltd.		1,613,823	1,283,636
Remgro Ltd.		164,208	2,612,719
Resilient Property Income Fund Ltd.		73,882	359,892
RMB Holdings Ltd.		219,965	1,384,923
Sanlam Ltd.		571,575	3,624,554
Sappi Ltd.		155,315	913,594
Sasol Ltd.		175,480	5,309,012
Shoprite Holdings Ltd.		137,191	1,692,682
Spar Group Ltd.		59,821	899,316
Standard Bank Group Ltd.		409,044	6,013,652
Telkom SA Ltd.		80,101	405,344
Tiger Brands Ltd.		51,328	1,068,954
Truworths International Ltd.		134,967	815,068
Vodacom Group Ltd.		189,940	1,726,734
Woolworths Holdings Ltd.		313,305	1,186,490

TOTAL SOUTH AFRICA			103,132,713

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA		78,093	3,231,815
ACS Actividades de Construccion y Servicios SA rights (a)		78,093	42,860
Aena Sme SA (d)		20,580	3,552,225
Amadeus IT Holding SA Class A		137,084	9,960,415
Banco Bilbao Vizcaya Argentaria SA		2,083,154	12,363,842
Banco de Sabadell SA		1,743,707	1,994,650
Banco Santander SA (Spain)		5,069,648	23,976,835
Banco Santander SA (Spain) sponsored ADR		13,477	63,881
Bankia SA		397,725	1,156,300
Bankinter SA		207,682	1,618,349
CaixaBank SA		1,110,617	4,200,353
Enagas SA		69,513	2,023,327
Endesa SA		100,383	2,507,083
Ferrovial SA		150,057	3,361,250
Gas Natural SDG SA		109,355	3,047,834
Grifols SA		92,090	2,397,991
Iberdrola SA		1,931,432	15,964,222
Inditex SA		340,021	9,511,484
International Consolidated Airlines Group SA		191,493	1,618,446
MAPFRE SA (Reg.)		353,641	982,800
Red Electrica Corporacion SA		131,624	3,028,202
Repsol SA		436,209	7,656,800
Siemens Gamesa Renewable Energy SA (a)		76,747	1,087,516
Telefonica SA		1,461,883	12,574,510

TOTAL SPAIN			127,922,990

Sweden - 1.6%
Alfa Laval AB		90,367	2,045,363
ASSA ABLOY AB (B Shares)		312,616	5,825,322
Atlas Copco AB:
(A Shares)		203,321	5,304,513
(B Shares)		128,906	3,078,637
Boliden AB		84,780	2,115,670
Electrolux AB (B Shares)		75,699	1,787,826
Epiroc AB:
Class A (a)		210,716	2,019,051
Class B (a)		123,053	1,100,335
Essity AB Class B		189,914	5,251,398
H&M Hennes & Mauritz AB (B Shares)		269,683	4,196,215
Hexagon AB (B Shares)		79,680	3,888,741
Husqvarna AB (B Shares)		133,758	1,019,998
ICA Gruppen AB (b)		25,765	905,499
Industrivarden AB (C Shares)		50,063	1,029,937
Investor AB (B Shares)		142,732	6,264,001
Kinnevik AB (B Shares)		74,884	1,825,682
Lundbergfoeretagen AB		22,979	708,543
Lundin Petroleum AB		58,257	1,863,920
Sandvik AB		353,001	5,629,540
Securitas AB (B Shares)		97,095	1,558,632
Skandinaviska Enskilda Banken AB (A Shares)		508,293	5,325,410
Skanska AB (B Shares)		105,184	1,838,440
SKF AB (B Shares)		117,292	1,968,402
Svenska Handelsbanken AB (A Shares)		474,842	5,163,835
Swedbank AB (A Shares)		281,826	6,388,183
Swedish Match Co. AB		54,634	2,443,581
Tele2 AB (B Shares)		154,425	1,926,825
Telefonaktiebolaget LM Ericsson (B Shares)		957,170	8,531,705
TeliaSonera AB		856,521	3,727,729
Volvo AB (B Shares)		489,044	7,028,925

TOTAL SWEDEN			101,761,858

Switzerland - 5.6%
ABB Ltd. (Reg.)		573,785	10,982,662
Adecco SA (Reg.)		49,348	2,467,772
Baloise Holdings AG		14,876	2,299,202
Barry Callebaut AG		697	1,184,504
Clariant AG (Reg.)		60,680	1,203,288
Coca-Cola HBC AG		62,259	2,088,835
Compagnie Financiere Richemont SA Series A		163,306	11,256,347
Credit Suisse Group AG		802,331	9,752,617
Credit Suisse Group AG sponsored ADR		421	5,098
Dufry AG		10,645	1,062,734
Ems-Chemie Holding AG		2,494	1,243,928
Galenica AG		14,460	1,836,491
Geberit AG (Reg.)		11,657	4,549,330
Givaudan SA		2,822	6,833,301
Julius Baer Group Ltd.		71,810	2,886,206
Kuehne & Nagel International AG		16,429	2,220,381
Lafargeholcim Ltd. (Reg.)		152,203	7,136,835
Lindt & Spruengli AG		30	2,202,222
Lindt & Spruengli AG (participation certificate)		344	2,187,943
Lonza Group AG		23,286	6,132,640
Nestle SA (Reg. S)		953,156	83,099,854
Novartis AG		677,312	59,129,860
Pargesa Holding SA		12,855	1,012,810
Partners Group Holding AG		5,492	3,769,209
Roche Holding AG (participation certificate)		219,487	58,391,388
Schindler Holding AG:
(participation certificate)		12,332	2,616,574
(Reg.)		6,429	1,355,039
SGS SA (Reg.)		1,632	3,930,454
Sika AG		40,730	5,365,408
Sonova Holding AG Class B		17,643	3,303,461
Straumann Holding AG		3,191	2,311,947
Swatch Group AG (Bearer)		10,141	2,908,355
Swatch Group AG (Bearer) (Reg.)		16,082	894,298
Swiss Life Holding AG		10,784	4,438,525
Swiss Prime Site AG		22,805	1,929,751
Swiss Re Ltd.		95,258	9,117,257
Swisscom AG		7,962	3,811,063
Temenos Group AG		18,656	2,511,980
UBS Group AG (b)		1,199,564	15,500,425
UBS Group AG		7,544	97,770
Zurich Insurance Group AG		46,871	14,710,596

TOTAL SWITZERLAND			359,738,360

Taiwan - 2.7%
Acer, Inc.		891,060	581,153
Advantech Co. Ltd.		106,465	803,109
ASE Technology Holding Co. Ltd.		1,065,943	2,144,489
Asia Cement Corp.		659,785	793,572
ASUSTeK Computer, Inc.		219,422	1,711,040
AU Optronics Corp.		2,568,000	1,006,997
Catcher Technology Co. Ltd.		206,000	1,586,339
Cathay Financial Holding Co. Ltd.		2,517,227	3,621,203
Chang Hwa Commercial Bank		1,596,188	935,876
Cheng Shin Rubber Industry Co. Ltd.		633,513	897,944
Chicony Electronics Co. Ltd.		166,870	368,355
China Airlines Ltd.		1,020,835	354,231
China Development Finance Holding Corp.		4,209,819	1,383,298
China Life Insurance Co. Ltd.		837,327	763,142
China Steel Corp.		3,858,421	3,218,287
Chinatrust Financial Holding Co. Ltd.		5,445,255	3,709,174
Chunghwa Picture Tubes, Ltd. (a)		551	11
Chunghwa Telecom Co. Ltd.		1,192,400	4,184,355
Compal Electronics, Inc.		1,312,394	787,286
Delta Electronics, Inc.		644,383	3,220,936
E.SUN Financial Holdings Co. Ltd.		3,019,772	2,117,290
ECLAT Textile Co. Ltd.		52,420	602,665
EVA Airways Corp.		859,636	420,440
Evergreen Marine Corp. (Taiwan)		861,728	339,615
Far Eastern Textile Ltd.		972,032	954,418
Far EasTone Telecommunications Co. Ltd.		489,000	1,148,090
Feng Tay Enterprise Co. Ltd.		103,760	661,497
First Financial Holding Co. Ltd.		3,019,720	2,014,352
Formosa Chemicals & Fibre Corp.		1,084,620	3,775,923
Formosa Petrochemical Corp.		389,000	1,381,784
Formosa Plastics Corp.		1,370,640	4,588,432
Formosa Taffeta Co. Ltd.		247,000	285,155
Foxconn Technology Co. Ltd.		269,811	526,716
Fubon Financial Holding Co. Ltd.		2,056,487	3,016,327
Giant Manufacturing Co. Ltd.		111,042	557,305
GlobalWafers Co. Ltd.		74,000	732,014
Highwealth Construction Corp.		239,400	377,486
HIWIN Technologies Corp.		67,908	550,401
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,120,593	9,554,490
Hotai Motor Co. Ltd.		93,000	900,779
Hua Nan Financial Holdings Co. Ltd.		2,322,552	1,403,556
Innolux Corp.		2,683,819	925,839
Inventec Corp.		754,209	589,068
Largan Precision Co. Ltd.		32,000	4,070,141
Lite-On Technology Corp.		641,053	957,577
MediaTek, Inc.		462,989	3,752,855
Mega Financial Holding Co. Ltd.		3,351,833	2,927,080
Micro-Star International Co. Ltd.		240,000	592,752
Nan Ya Plastics Corp.		1,577,980	3,944,209
Nanya Technology Corp.		359,000	729,342
Nien Made Enterprise Co. Ltd.		56,000	482,758
Novatek Microelectronics Corp.		189,000	993,256
Pegatron Corp.		618,652	1,057,136
Phison Electronics Corp.		44,199	366,833
Pou Chen Corp.		746,240	905,342
Powertech Technology, Inc.		214,700	504,202
President Chain Store Corp.		177,000	1,880,629
Quanta Computer, Inc.		858,000	1,581,616
Realtek Semiconductor Corp.		137,744	755,116
Ruentex Development Co. Ltd.		198,948	304,667
Ruentex Industries Ltd.		110,690	298,908
Shin Kong Financial Holding Co. Ltd.		3,064,268	880,498
Sinopac Holdings Co.		3,357,250	1,145,931
Standard Foods Corp.		197,981	324,238
Synnex Technology International Corp.		422,920	528,657
TaiMed Biologics, Inc. (a)		55,000	310,266
Taishin Financial Holdings Co. Ltd.		3,073,934	1,371,514
Taiwan Business Bank		1,186,547	431,018
Taiwan Cement Corp.		1,437,221	1,781,901
Taiwan Cooperative Financial Holding Co. Ltd.		2,730,119	1,656,416
Taiwan High Speed Rail Corp.		580,000	594,033
Taiwan Mobile Co. Ltd.		490,400	1,753,041
Taiwan Semiconductor Manufacturing Co. Ltd.		7,677,000	56,967,229
Tatung Co. Ltd. (a)		589,000	526,003
Unified-President Enterprises Corp.		1,492,620	3,538,260
United Microelectronics Corp.		3,773,000	1,441,468
Vanguard International Semiconductor Corp.		278,000	617,192
Walsin Technology Corp.		109,000	630,891
Win Semiconductors Corp.		107,000	545,912
Winbond Electronics Corp.		857,000	425,213
Wistron Corp.		852,291	597,530
WPG Holding Co. Ltd.		445,378	571,180
Yageo Corp.		84,292	921,996
Yuanta Financial Holding Co. Ltd.		3,098,085	1,733,992

TOTAL TAIWAN			174,893,237

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		320,800	1,832,996
Airports of Thailand PCL (For. Reg.)		1,366,200	3,017,535
Bangkok Bank PCL (For. Reg.)		77,300	546,841
Bangkok Dusit Medical Services PCL (For. Reg.)		1,255,800	948,684
Bangkok Expressway and Metro PCL		2,441,400	812,758
Banpu PCL (For. Reg.)		767,200	407,667
Berli Jucker PCL (For. Reg)		361,300	563,808
BTS Group Holdings PCL		1,611,900	515,973
BTS Group Holdings PCL warrants 11/29/19 (a)		179,100	3,612
Bumrungrad Hospital PCL (For. Reg.)		105,900	630,519
C.P. ALL PCL (For. Reg.)		1,596,400	3,973,115
Central Pattana PCL (For. Reg.)		402,400	1,027,254
Charoen Pokphand Foods PCL (For. Reg.)		1,010,940	881,822
Delta Electronics PCL (For. Reg.)		133,500	296,999
Electricity Generating PCL (For. Reg.)		33,700	282,631
Energy Absolute PCL		396,800	603,329
Glow Energy PCL (For. Reg.)		170,400	503,182
Gulf Energy Development PCL		139,500	388,492
Home Product Center PCL (For. Reg.)		1,122,647	560,605
Indorama Ventures PCL (For. Reg.)		546,700	840,000
IRPC PCL (For. Reg.)		3,457,500	636,384
Kasikornbank PCL		82,500	528,169
Kasikornbank PCL (For. Reg.)		465,600	3,010,602
Krung Thai Bank PCL (For. Reg.)		1,119,675	709,653
Land & House PCL (For. Reg.)		958,900	328,432
Minor International PCL (For. Reg.)		685,170	849,883
Muangthai Leasing PCL		211,700	321,887
PTT Exploration and Production PCL (For. Reg.)		432,551	1,703,066
PTT Global Chemical PCL (For. Reg.)		695,186	1,513,209
PTT PCL (For. Reg.)		3,319,400	5,153,358
Robinsons Department Store PCL (For. Reg.)		180,400	392,676
Siam Cement PCL (For. Reg.)		118,950	1,781,965
Siam Commercial Bank PCL (For. Reg.)		566,900	2,413,499
Thai Oil PCL (For. Reg.)		335,500	773,239
Thai Union Frozen Products PCL (For. Reg.)		576,600	345,148
TMB PCL (For. Reg.)		3,467,300	244,176
True Corp. PCL (For. Reg.)		2,936,835	479,445

TOTAL THAILAND			39,822,613

Turkey - 0.2%
Akbank TAS		941,876	1,290,678
Anadolu Efes Biracilik Ve Malt Sanayii A/S		51,893	221,366
Arcelik A/S		64,562	231,424
Aselsan A/S		100,353	499,177
Bim Birlesik Magazalar A/S JSC		62,239	1,087,178
Eregli Demir ve Celik Fabrikalari T.A.S.		407,759	670,042
Ford Otomotiv Sanayi A/S		18,668	216,610
Haci Omer Sabanci Holding A/S		248,445	450,568
Koc Holding A/S		222,693	745,665
Petkim Petrokimya Holding A/S		258,296	288,459
TAV Havalimanlari Holding A/S		59,615	321,691
Tupras Turkiye Petrol Rafinerileri A/S		38,046	1,023,563
Turk Hava Yollari AO (a)		166,509	496,950
Turk Sise ve Cam Fabrikalari A/S		197,616	259,707
Turkcell Iletisim Hizmet A/S		358,943	1,008,054
Turkiye Garanti Bankasi A/S		764,748	1,341,027
Turkiye Halk Bankasi A/S		173,612	255,378
Turkiye Is Bankasi A/S Series C		623,971	685,968

TOTAL TURKEY			11,093,505

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		657,901	1,674,686
Aldar Properties PJSC		1,111,485	481,130
Damac Properties Dubai Co. PJSC		554,289	197,683
DP World Ltd.		52,607	936,405
Dubai Islamic Bank Pakistan Ltd. (a)		502,602	697,840
Emaar Development PJSC (a)		234,311	255,161
Emaar Malls Group PJSC (a)		687,495	293,853
Emaar Properties PJSC		1,089,900	1,278,867
Emirates Telecommunications Corp.		531,496	2,462,753
National Bank of Abu Dhabi PJSC		857,732	3,441,997

TOTAL UNITED ARAB EMIRATES			11,720,375

United Kingdom - 10.4%
3i Group PLC		307,428	3,425,779
Admiral Group PLC		63,973	1,737,714
Anglo American PLC (United Kingdom)		328,421	8,368,747
Antofagasta PLC		126,049	1,438,004
Ashtead Group PLC		154,321	3,903,427
Associated British Foods PLC		112,714	3,530,316
AstraZeneca PLC (United Kingdom)		395,279	28,634,786
Auto Trader Group PLC (d)		296,412	1,778,875
Aviva PLC		1,222,773	6,650,190
Babcock International Group PLC		77,398	538,843
BAE Systems PLC		995,568	6,697,565
Barclays PLC		5,334,936	11,119,900
Barratt Developments PLC		311,391	2,199,752
Berkeley Group Holdings PLC		39,507	1,944,706
BHP Billiton PLC		654,403	14,621,149
BP PLC		6,224,166	42,518,210
British American Tobacco PLC (United Kingdom)		714,868	25,199,143
British Land Co. PLC		285,712	2,152,298
BT Group PLC		2,627,594	8,012,594
Bunzl PLC		102,829	3,236,892
Burberry Group PLC		128,355	3,032,833
Carnival PLC		52,870	2,991,332
Centrica PLC		1,775,408	3,190,491
Coca-Cola European Partners PLC		67,539	3,213,506
Compass Group PLC		492,351	10,529,240
ConvaTec Group PLC (d)		411,596	770,905
Croda International PLC		40,221	2,543,264
Diageo PLC		764,247	29,168,602
Direct Line Insurance Group PLC		424,712	1,875,595
easyJet PLC		48,294	800,648
Fresnillo PLC		66,889	881,703
G4S PLC (United Kingdom)		494,381	1,268,005
GlaxoSmithKline PLC		1,548,998	30,088,633
Hammerson PLC		250,914	1,223,918
Hargreaves Lansdown PLC		87,632	1,876,940
HSBC Holdings PLC (United Kingdom)		6,198,575	52,193,572
Imperial Tobacco Group PLC		297,132	9,840,388
Informa PLC		384,628	3,412,290
InterContinental Hotel Group PLC		54,390	3,096,423
Intertek Group PLC		51,035	3,285,293
Investec PLC		212,753	1,365,097
ITV PLC		1,117,884	1,895,818
J Sainsbury PLC		532,067	1,990,294
John Wood Group PLC		210,112	1,491,455
Johnson Matthey PLC		61,936	2,471,989
Kingfisher PLC		658,915	1,924,924
Land Securities Group PLC		234,150	2,657,126
Legal & General Group PLC		1,855,724	6,313,712
Lloyds Banking Group PLC		22,176,764	16,906,800
London Stock Exchange Group PLC		97,902	5,887,924
Marks & Spencer Group PLC		509,271	1,926,868
Meggitt PLC		240,432	1,626,578
Melrose Industries PLC		1,500,488	3,319,100
Merlin Entertainments PLC (d)		233,903	1,037,247
Micro Focus International PLC		133,789	2,550,702
Mondi PLC		117,139	2,826,199
National Grid PLC		1,059,534	11,467,679
Next PLC		43,150	2,743,186
NMC Health PLC		32,707	1,105,065
Pearson PLC		236,184	2,807,971
Pearson PLC sponsored ADR (b)		4,952	58,830
Persimmon PLC		99,300	3,093,245
Prudential PLC		808,937	15,819,701
Reckitt Benckiser Group PLC		209,251	16,100,759
RELX PLC		613,624	13,573,445
Rio Tinto PLC		364,058	20,140,480
Rolls-Royce Holdings PLC		524,754	6,099,453
Royal Bank of Scotland Group PLC		1,512,480	4,797,911
Royal Dutch Shell PLC:
Class A		75,363	2,330,576
Class A (United Kingdom)		1,357,234	42,074,850
Class B (United Kingdom)		1,167,181	36,239,432
Royal Mail PLC		291,243	1,024,127
RSA Insurance Group PLC		328,637	2,210,375
Sage Group PLC		331,040	2,718,042
Schroders PLC		39,360	1,347,918
Scottish & Southern Energy PLC		319,517	4,911,947
Segro PLC		308,214	2,615,520
Severn Trent PLC		72,990	1,913,238
Smith & Nephew PLC		271,409	5,112,999
Smiths Group PLC		121,566	2,303,197
St. James's Place Capital PLC		170,949	2,103,153
Standard Chartered PLC (United Kingdom)		877,970	7,069,338
Standard Life PLC		749,632	2,474,266
Taylor Wimpey PLC		1,053,799	2,282,642
Tesco PLC		3,051,574	8,933,316
The Weir Group PLC		76,470	1,509,486
Unilever PLC		355,796	18,691,415
United Utilities Group PLC		211,815	2,308,100
Vodafone Group PLC		8,324,952	15,182,927
Whitbread PLC		57,949	3,714,409
WM Morrison Supermarkets PLC		681,477	2,093,786

TOTAL UNITED KINGDOM			668,157,088

United States of America - 0.1%
Southern Copper Corp.		26,981	907,101
Yum China Holdings, Inc.		112,059	4,084,551

TOTAL UNITED STATES OF AMERICA			4,991,652

TOTAL COMMON STOCKS
(Cost $5,804,876,833)			6,104,524,161

Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.8%
Ambev SA sponsored ADR		39,361	189,326
Banco Bradesco SA:
(PN)		1,022,323	12,686,537
(PN) sponsored ADR		28,180	350,001
Brasil Foods SA sponsored ADR (a)		5,717	37,161
Braskem SA (PN-A)		50,100	717,873
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		71,900	802,350
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		51,201	1,365,659
Companhia Energetica de Minas Gerais (CEMIG) (PN)		280,065	1,063,528
Gerdau SA		321,850	1,381,046
Itau Unibanco Holding SA		1,488,661	15,828,656
Itau Unibanco Holding SA sponsored ADR		20,614	219,333
Itausa-Investimentos Itau SA (PN)		1,381,707	5,114,346
Lojas Americanas SA (PN)		234,037	1,352,040
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		1,150,940	8,072,232
(PN) sponsored ADR (non-vtg.)		35,440	501,122
sponsored ADR		6,520	106,276
Telefonica Brasil SA		137,640	1,837,489

TOTAL BRAZIL			51,624,975

Chile - 0.0%
Embotelladora Andina SA Class B		84,533	327,150
Sociedad Quimica y Minera de Chile SA (PN-B)		38,231	1,629,394

TOTAL CHILE			1,956,544

Colombia - 0.0%
Bancolombia SA (PN)		136,342	1,508,764
Grupo Aval Acciones y Valores SA		1,324,660	456,485
Grupo de Inversiones Suramerica SA		31,028	330,566

TOTAL COLOMBIA			2,295,815

France - 0.1%
Air Liquide SA (a)		36,543	4,436,304
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		18,695	1,379,120
Fuchs Petrolub AG		22,710	1,065,330
Henkel AG & Co. KGaA		56,132	5,453,429
Porsche Automobil Holding SE (Germany)		47,423	3,083,777
Sartorius AG (non-vtg.)		11,212	1,679,873
Volkswagen AG		56,615	9,630,803

TOTAL GERMANY			22,292,332

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,666,717	815,604
Korea (South) - 0.2%
AMOREPACIFIC Corp.		3,090	283,326
CJ Corp. (a)(c)		649	21,392
Hyundai Motor Co.		9,454	653,536
Hyundai Motor Co. Series 2		11,227	848,764
LG Chemical Ltd.		2,748	500,229
LG Household & Health Care Ltd.		764	521,956
Samsung Electronics Co. Ltd.		269,903	9,098,426

TOTAL KOREA (SOUTH)			11,927,629

Russia - 0.0%
AK Transneft OAO		131	349,694
Surgutneftegas OJSC		2,233,017	1,385,857

TOTAL RUSSIA			1,735,551

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $84,186,044)			97,084,754
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	45,092

U.S. Government and Government Agency Obligations - 0.2%
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.33% 3/7/19 (f)
(Cost $9,978,046)		10,000,000	9,977,758
		Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 2.43% (g)		187,926,867	$187,964,452
Fidelity Securities Lending Cash Central Fund 2.43% (g)(h)		13,582,305	13,583,663
TOTAL MONEY MARKET FUNDS
(Cost $201,547,708)			201,548,115
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $6,100,635,312)			6,413,179,880
NET OTHER ASSETS (LIABILITIES) - 0.3%			21,941,019
NET ASSETS - 100%			$6,435,120,899

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,619	March 2019	$147,984,695	$7,827,141	$7,827,141
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,090	March 2019	58,020,700	4,823,018	4,823,018
TME S&P/TSX 60 Index Contracts (Canada)	107	March 2019	15,110,864	1,025,108	1,025,108
TOTAL FUTURES CONTRACTS					$13,675,267

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Currency Abbreviations

INR – Indian rupee

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,268,595 or 0.8% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,977,758.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,216,435
Fidelity Securities Lending Cash Central Fund	102,924
Total	$1,319,359

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$469,882,296	$184,874,326	$285,007,970	$--
Consumer Discretionary	668,893,683	445,951,153	222,911,368	31,162
Consumer Staples	594,686,249	301,074,759	293,587,565	23,925
Energy	460,962,207	242,465,441	218,496,766	--
Financials	1,378,027,649	764,064,717	613,962,928	4
Health Care	507,384,357	154,361,252	353,023,105	--
Industrials	721,734,469	523,153,044	198,560,033	21,392
Information Technology	509,173,815	275,434,990	233,738,823	2
Materials	474,380,928	301,126,711	173,254,217	--
Real Estate	212,703,418	139,497,559	73,205,859	--
Utilities	203,779,844	122,898,031	80,881,813	--
Corporate Bonds	45,092	--	45,092	--
U.S. Government and Government Agency Obligations	9,977,758	--	9,977,758	--
Money Market Funds	201,548,115	201,548,115	--	--
Total Investments in Securities:	$6,413,179,880	$3,656,450,098	$2,756,653,297	$76,485
Derivative Instruments:
Assets
Futures Contracts	$13,675,267	$13,675,267	$--	$--
Total Assets	$13,675,267	$13,675,267	$--	$--
Total Derivative Instruments:	$13,675,267	$13,675,267	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

January 31, 2019

EMX-QTLY-0319
1.929351.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
		Shares	Value
Bailiwick of Jersey - 0.0%
Polymetal International PLC		70,162	$801,652
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)		1,356,000	1,249,420
Alibaba Pictures Group Ltd. (a)		5,450,000	947,201
Beijing Enterprises Water Group Ltd.		2,154,000	1,247,263
Brilliance China Automotive Holdings Ltd.		1,176,000	1,113,473
China Gas Holdings Ltd.		683,400	2,181,421
China Oriental Group Co. Ltd. (H Shares)		388,000	262,507
China Resource Gas Group Ltd.		342,000	1,345,807
Cosco Shipping Ports Ltd.		645,082	673,322
Credicorp Ltd.		6,502	1,579,726
Credicorp Ltd. (United States)		19,905	4,832,536
GOME Electrical Appliances Holdings Ltd. (a)(b)		3,867,802	336,663
Haier Electronics Group Co. Ltd.		489,000	1,404,812
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
HengTen Networks Group Ltd. (a)		8,712,000	283,119
Kunlun Energy Co. Ltd.		1,248,000	1,333,275
Luye Pharma Group Ltd. (d)		452,500	338,105
Nine Dragons Paper (Holdings) Ltd.		592,000	605,015
Shenzhen International Holdings Ltd.		362,500	704,188
Sihuan Pharmaceutical Holdings Group Ltd.		1,519,000	320,736

TOTAL BERMUDA			20,758,591

Brazil - 4.6%
Ambev SA		1,826,500	8,768,923
Atacadao Distribuicao Comercio e Industria Ltda		152,700	836,936
B2W Companhia Global do Varejo (a)		71,300	977,462
Banco Bradesco SA		386,415	4,265,483
Banco do Brasil SA		332,000	4,720,750
Banco Santander SA (Brasil) unit		158,600	2,090,344
BB Seguridade Participacoes SA		269,900	2,298,501
BM&F BOVESPA SA		797,914	6,884,830
BR Malls Participacoes SA		321,595	1,282,959
Brasil Foods SA (a)		205,400	1,325,706
CCR SA		472,000	1,925,685
Centrais Eletricas Brasileiras SA (Electrobras) (a)		83,300	854,195
Cielo SA		476,014	1,558,348
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		130,600	1,553,006
Companhia Siderurgica Nacional SA (CSN)		246,600	689,658
Cosan SA Industria e Comercio		64,000	778,943
Drogasil SA		89,900	1,528,241
Embraer SA		258,400	1,370,217
ENGIE Brasil Energia SA		76,350	876,082
Equatorial Energia SA		64,600	1,561,332
Hypermarcas SA		134,700	1,176,298
IRB Brasil Resseguros SA		41,900	979,489
Itausa-Investimentos Itau SA		21,512	91,422
JBS SA		370,000	1,530,846
Klabin SA unit		271,100	1,381,813
Kroton Educacional SA		546,748	1,713,460
Localiza Rent A Car SA		193,652	1,768,099
Lojas Renner SA		277,690	3,464,273
M. Dias Branco SA		37,300	486,909
Magazine Luiza SA		29,400	1,443,479
Multiplan Empreendimentos Imobiliarios SA		107,458	766,926
Natura Cosmeticos SA		75,300	979,239
Petrobras Distribuidora SA		135,000	986,442
Petroleo Brasileiro SA - Petrobras (ON)		1,267,400	10,268,609
Porto Seguro SA		35,500	545,854
Rumo SA (a)		423,700	2,282,766
Sul America SA unit		79,874	702,993
Suzano Papel e Celulose SA		210,955	2,660,652
TIM Participacoes SA		329,200	1,119,237
Ultrapar Participacoes SA		140,200	2,198,794
Vale SA		1,227,184	15,309,517
Weg SA		323,032	1,668,656

TOTAL BRAZIL			99,673,374

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)		376,000	28,031
Cayman Islands - 14.8%
3SBio, Inc. (d)		499,500	836,760
51job, Inc. sponsored ADR (a)(b)		9,615	669,589
58.com, Inc. ADR (a)		36,208	2,295,587
AAC Technology Holdings, Inc.		284,500	1,785,625
Agile Property Holdings Ltd.		608,000	807,981
Airtac International Group		42,000	495,529
Alibaba Group Holding Ltd. sponsored ADR (a)		501,266	84,458,308
Anta Sports Products Ltd.		415,000	2,146,778
Autohome, Inc. ADR Class A (b)		22,756	1,647,079
Baidu.com, Inc. sponsored ADR (a)		107,547	18,565,839
Baozun, Inc. sponsored ADR (a)(b)		13,544	484,875
Car, Inc. (a)		243,000	202,498
Chailease Holding Co. Ltd.		456,020	1,703,789
China Conch Venture Holdings Ltd.		623,500	2,085,219
China First Capital Group Ltd. (a)		1,236,000	644,768
China Hongqiao Group Ltd.		795,000	508,149
China Huishan Dairy Holdings Co. Ltd. (a)(c)		888,000	23,764
China Investment Fund International Holdings Co. Ltd. (a)		357,000	1,262,139
China Literature Ltd. (a)(b)(d)		66,600	329,180
China Medical System Holdings Ltd.		500,000	520,355
China Mengniu Dairy Co. Ltd.		1,059,000	3,280,108
China Resources Cement Holdings Ltd.		942,000	956,717
China Resources Land Ltd.		1,068,744	4,169,989
China State Construction International Holdings Ltd.		779,000	742,680
China Zhongwang Holdings Ltd.		636,400	320,012
CIFI Holdings Group Co. Ltd.		1,352,000	894,565
Country Garden Holdings Co. Ltd.		2,933,737	4,170,287
Country Garden Services Holdings Co. Ltd. (a)		387,000	599,502
Ctrip.com International Ltd. ADR (a)		158,341	5,272,755
Dali Foods Group Co. Ltd. (d)		779,500	531,766
ENN Energy Holdings Ltd.		302,800	2,900,116
Evergrande Real Estate Group Ltd.		1,008,000	3,179,390
Fullshare Holdings Ltd. (b)		2,507,500	569,662
Future Land Development Holding Ltd.		644,000	545,706
GDS Holdings Ltd. ADR (a)(b)		22,877	649,707
Geely Automobile Holdings Ltd.		1,915,000	3,258,179
Genscript Biotech Corp. (a)		336,000	521,034
Greentown China Holdings Ltd.		339,500	303,656
Greentown Service Group Co. Ltd.		378,000	345,941
Haitian International Holdings Ltd.		228,000	525,212
Hengan International Group Co. Ltd.		280,000	2,190,426
Huazhu Group Ltd. ADR (b)		50,738	1,610,932
Hutchison China Meditech Ltd. sponsored ADR (a)(b)		20,793	472,001
JD.com, Inc. sponsored ADR (a)		282,710	7,025,344
Jiayuan International Group Ltd.		379,818	183,193
Kaisa Group Holdings Ltd.		765,000	246,177
Kingboard Chemical Holdings Ltd.		267,000	939,505
Kingboard Laminates Holdings Ltd.		413,500	427,970
Kingdee International Software Group Co. Ltd.		899,000	868,895
Kingsoft Corp. Ltd.		302,000	578,530
KWG Property Holding Ltd.		459,500	454,880
Lee & Man Paper Manufacturing Ltd.		555,000	496,403
Lijun International Pharmaceutical Holding Ltd.		548,000	493,829
Logan Property Holdings Co. Ltd.		524,000	713,137
Longfor Properties Co. Ltd.		567,500	1,768,359
Meitu, Inc. (a)(d)		567,000	193,985
Momo, Inc. ADR (a)		56,105	1,707,275
NetEase, Inc. ADR		30,037	7,567,221
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		55,141	4,248,063
Nexteer Auto Group Ltd.		316,000	478,411
Noah Holdings Ltd. sponsored ADR (a)(b)		10,391	488,377
Semiconductor Manufacturing International Corp. (a)		1,126,200	1,064,233
Shenzhou International Group Holdings Ltd.		290,000	3,414,853
Shimao Property Holdings Ltd.		446,000	1,270,054
Shui On Land Ltd.		1,280,500	317,336
SINA Corp. (a)		24,983	1,534,456
Sino Biopharmaceutical Ltd.		2,715,000	2,296,725
SOHO China Ltd. (a)		711,000	288,419
Sunac China Holdings Ltd.		937,000	3,731,987
Sunny Optical Technology Group Co. Ltd.		275,800	2,737,088
TAL Education Group ADR (a)		137,494	4,266,439
Tencent Holdings Ltd.		2,208,700	98,319,427
Tingyi (Cayman Islands) Holding Corp.		760,000	1,058,414
Towngas China Co. Ltd.		361,506	288,100
Uni-President China Holdings Ltd.		500,000	445,161
Vipshop Holdings Ltd. ADR (a)		169,021	1,299,771
Want Want China Holdings Ltd.		1,910,000	1,547,892
Weibo Corp. sponsored ADR (a)(b)		21,205	1,286,295
Wuxi Biologics (Cayman), Inc. (a)(d)		189,500	1,638,637
Xinyi Solar Holdings Ltd.		1,083,568	455,785
Yihai International Holding Ltd.		171,000	524,676
Yuzhou Properties Co.		623,613	309,502
YY, Inc. ADR (a)		18,972	1,317,226
Zhen Ding Technology Holding Ltd.		164,000	431,152
Zhongsheng Group Holdings Ltd. Class H		207,500	373,709

TOTAL CAYMAN ISLANDS			318,581,045

Chile - 0.9%
Aguas Andinas SA		913,630	539,986
Banco de Chile		9,546,979	1,514,589
Banco de Credito e Inversiones		18,481	1,317,201
Banco Santander Chile		25,955,374	2,093,686
Cencosud SA		562,807	1,137,114
Colbun SA (a)		2,795,076	635,051
Compania Cervecerias Unidas SA		58,813	799,509
Compania de Petroleos de Chile SA (COPEC)		153,570	2,107,548
CorpBanca SA		59,814,483	601,064
Empresa Nacional de Telecomunicaciones SA (ENTEL)		55,615	535,797
Empresas CMPC SA		488,811	1,766,517
Enel Chile SA		10,804,138	1,138,405
Enersis SA		11,151,146	2,278,520
LATAM Airlines Group SA		112,495	1,344,691
LATAM Airlines Group SA sponsored ADR (b)		6,995	81,562
S.A.C.I. Falabella		280,604	2,252,791
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)		1,980	84,467

TOTAL CHILE			20,228,498

China - 10.1%
Agricultural Bank of China Ltd. (H Shares)		11,665,000	5,522,823
Air China Ltd. (H Shares)		754,000	754,861
Aisino Co. Ltd. Class A		4,500	16,339
Aluminum Corp. of China Ltd. (H Shares) (a)		1,418,000	523,589
Angang Steel Co. Ltd. (H Shares)		454,000	341,519
Anhui Conch Cement Co. Ltd. (H Shares)		495,500	2,702,129
Anxin Trust Co. Ltd. Class A		11,000	6,583
AVIC Aircraft Co. Ltd. Class A		4,800	9,950
AVIC Aviation Engine Corp. PLC Class A		16,600	54,501
AVIC Capital Co. Ltd. Class A		20,600	13,404
AVIC Shenyang Aircraft Co. Ltd. Class A (a)		7,600	33,436
AviChina Industry & Technology Co. Ltd. (H Shares)		738,000	492,357
Baic Motor Corp. Ltd. (d)		647,500	422,541
Bank Communications Co. Ltd. (H Shares)		3,526,000	2,997,300
Bank of Beijing Co. Ltd. Class A		110,480	98,431
Bank of China Ltd. (H Shares)		30,845,000	14,341,128
Bank of Guiyang Co. Ltd. Class A		66,700	110,092
Bank of Hangzhou Co. Ltd. Class A		59,420	68,990
Bank of Jiangsu Co. Ltd. Class A		91,600	84,891
Bank of Nanjing Co. Ltd. Class A		49,300	51,354
Bank of Ningbo Co. Ltd. Class A		46,000	119,792
Bank of Shanghai Co. Ltd. Class A		59,806	102,729
Baoshan Iron & Steel Co. Ltd.		127,400	133,279
BBMG Corp. (H Shares)		904,000	310,120
Beijing Capital Co. Ltd. Class A		117,400	58,167
Beijing Capital International Airport Co. Ltd. (H Shares)		658,000	617,208
Beijing Dabeinong Technology Group Co. Ltd. Class A		10,900	5,108
Beijing Shiji Information Technology Co. Ltd. Class A		2,300	9,535
Beijing Tongrentang Co. Ltd. Class A		21,400	84,248
BOE Technology Group Co. Ltd. Class A		240,800	91,996
BYD Co. Ltd. (H Shares) (b)		260,000	1,538,826
CGN Power Co. Ltd. (H Shares) (d)		3,798,000	993,887
Changjiang Securities Co. Ltd. Class A		18,900	15,005
China Avionics Systems Co. Ltd. Class A		1,600	3,202
China Cinda Asset Management Co. Ltd. (H Shares)		3,431,000	887,825
China CITIC Bank Corp. Ltd. (H Shares)		3,386,000	2,205,962
China Coal Energy Co. Ltd. (H Shares)		652,000	275,419
China Communications Construction Co. Ltd. (H Shares)		1,722,000	1,727,908
China Communications Services Corp. Ltd. (H Shares)		924,000	867,469
China Construction Bank Corp. (H Shares)		37,152,000	33,466,582
China Eastern Airlines Corp. Ltd. (H Shares)		614,000	378,157
China Everbright Bank Co. Ltd. (H Shares)		1,060,000	511,697
China Film Co. Ltd. Class A		7,500	16,733
China Fortune Land Development Co. Ltd. Class A		20,600	83,897
China Galaxy Securities Co. Ltd. (H Shares)		1,365,000	708,380
China Gezhouba Group Co. Ltd. Class A		10,900	10,037
China Grand Automotive Services Co. Ltd. Class A		8,100	5,222
China Huarong Asset Management Co. Ltd. (d)		3,914,000	796,964
China International Capital Corp. Ltd. Class H (d)		402,000	806,007
China International Travel Service Corp. Ltd. (A Shares)		10,900	88,654
China Life Insurance Co. Ltd. (H Shares)		2,874,000	7,136,764
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,214,000	908,805
China Merchants Bank Co. Ltd. (H Shares)		1,622,846	7,154,731
China Merchants Securities Co. Ltd. Class A		35,500	76,342
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		47,700	137,175
China Minsheng Banking Corp. Ltd. (H Shares)		2,566,540	1,966,189
China Molybdenum Co. Ltd. (H Shares)		1,488,000	606,208
China National Building Materials Co. Ltd. (H Shares)		1,500,000	1,196,999
China National Chemical Engineering Co. Ltd. Class A		13,400	10,839
China National Nuclear Power Co. Ltd. Class A		75,700	60,892
China Northern Rare Earth Group High-Tech Co. Ltd.		8,900	11,356
China Nuclear Engineering Corp. Ltd. Class A		6,601	6,699
China Oilfield Services Ltd. (H Shares)		642,000	636,187
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,065,200	3,751,021
China Petroleum & Chemical Corp. (H Shares)		10,001,000	8,362,785
China Railway Construction Corp. Ltd. (H Shares)		833,000	1,156,778
China Railway Group Ltd. (H Shares)		1,427,000	1,336,379
China Railway Signal & Communications Corp. (d)		551,000	437,258
China Reinsurance Group Corp.		2,015,000	455,346
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.		2,700	8,897
China Shenhua Energy Co. Ltd. (H Shares)		1,336,000	3,400,216
China Shipbuilding Industry Co. Class A		139,100	89,262
China Shipbuilding Industry Group Power Co. Ltd.		2,300	7,582
China Shipping Development Co. Ltd. (H Shares)		486,000	276,386
China South Publishing & Media Group Co. Ltd. Class A		8,200	16,117
China Southern Airlines Ltd. (H Shares)		740,000	530,284
China Spacesat Co. Ltd. Class A		24,100	64,019
China State Construction Engineering Corp. Ltd. Class A		280,780	256,443
China Telecom Corp. Ltd. (H Shares)		5,332,000	2,894,855
China Tower Corp. Ltd. Class H (d)		15,288,000	3,283,094
China United Network Communications Ltd. Class A		202,900	160,787
China Vanke Co. Ltd. (H Shares)		536,000	2,173,530
China Yangtze Power Co. Ltd. Class A		84,800	207,925
Chinese Universe Publishing and Media Co. Ltd. Class A		5,700	10,846
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		873,000	507,124
CITIC Guoan Information Industry Co. Ltd. Class A		12,500	6,156
CITIC Securities Co. Ltd. (H Shares)		953,000	1,950,972
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		972,000	394,255
CRRC Corp. Ltd. (H Shares)		1,732,600	1,745,722
Daqin Railway Co. Ltd. (A Shares)		120,800	154,137
Datang International Power Generation Co. Ltd. (H Shares)		1,030,000	268,812
DHC Software Co. Ltd. Class A		7,700	7,412
Dong E-E-Jiao Co. Ltd. Class A		12,100	74,126
Dongfeng Motor Group Co. Ltd. (H Shares)		1,038,000	1,088,176
Dongxing Securities Co. Ltd. Class A		5,800	8,206
Dr. Peng Telcom & Media Group Ltd. Class A		3,400	3,856
Everbright Securities Co. Ltd. Class A		38,100	52,765
Fangda Carbon New Material Co. Ltd.		3,800	10,378
Financial Street Holdings Co. Ltd. Class A		58,300	61,338
First Capital Securities Co. Ltd. Class A		9,500	7,854
Focus Media Information Technology Co. Ltd. Class A		77,220	62,691
Foshan Haitian Flavouring & Food Co. Ltd. Class A		13,800	148,899
Founder Securities Co. Ltd. Class A		22,500	20,550
Future Land Holdings Co. Ltd. Class A		4,300	18,828
Fuyao Glass Industries Group Co. Ltd. (d)		186,000	648,694
GD Power Development Co. Ltd. Class A		258,900	92,729
Gemdale Corp. Class A		51,700	84,562
GF Securities Co. Ltd. (H Shares)		611,400	878,258
Giant Network Group Co. Ltd. Class A		3,200	9,231
GoerTek, Inc. Class A		6,600	6,530
Great Wall Motor Co. Ltd. (H Shares) (b)		1,190,500	810,476
Gree Electric Appliances, Inc. of Zhuhai Class A (a)		19,500	121,497
Greenland Holdings Corp. Ltd. Class A		130,233	124,581
Guangshen Railway Co. Ltd. Class A		15,900	8,305
Guangzhou Automobile Group Co. Ltd. (H Shares)		1,122,000	1,218,588
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A		3,300	16,498
Guangzhou Haige Communications Group Class A		5,800	6,613
Guangzhou R&F Properties Co. Ltd. (H Shares)		369,600	737,327
Guosen Securities Co. Ltd. Class A		41,900	52,275
Guotai Junan Securities Co. Ltd. Class H (d)		277,200	593,203
Guoyuan Securities Co. Ltd. Class A		9,100	10,158
Haitong Securities Co. Ltd. (H Shares)		1,316,800	1,490,461
Han's Laser Technology Industry Group Co. Ltd.		2,500	11,778
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		51,400	230,352
Hangzhou Robam Appliances Co. Ltd. Class A		2,300	8,365
Heilan Home Co. Ltd. Class A		4,800	6,332
Henan Shuanghui Investment & Development Co. Ltd. Class A		5,800	21,639
Hengli Petrochemical Co. Ltd. Class A		25,100	47,947
Hengtong Optic-electric Co. Ltd. Class A		4,480	11,566
Hesteel Co. Ltd. Class A		95,700	43,845
Huaan Securities Co. Ltd. Class A		53,700	39,028
Huadian Power International Corp. Ltd. (H Shares)		678,000	315,668
Huadong Medicine Co. Ltd. Class A		3,300	13,065
Huaneng Power International, Inc. (H Shares)		1,660,000	1,043,383
Huaneng Renewables Corp. Ltd. (H Shares)		1,706,000	491,960
Huatai Securities Co. Ltd. (H Shares) (d)		690,200	1,292,179
Huaxia Bank Co. Ltd. Class A		89,600	101,223
Huayu Automotive Systems Co. Ltd. Class A		23,200	69,973
Hubei Biocause Pharmaceutical Co. Ltd. Class A		98,400	81,501
Hubei Energy Group Co. Ltd. Class A		155,500	86,095
Hundsun Technologies, Inc. Class A		1,500	13,962
iFlytek Co. Ltd.		4,800	19,549
Industrial & Commercial Bank of China Ltd. (H Shares)		27,087,000	21,042,920
Industrial Bank Co. Ltd. Class A		163,600	400,406
Industrial Securities Co. Ltd. Class A		64,400	46,901
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		37,100	133,876
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		84,200	18,472
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		769,700	892,082
Jiangsu Expressway Co. Ltd. (H Shares)		446,000	645,700
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		19,900	175,366
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		8,800	124,105
Jiangxi Copper Co. Ltd. (H Shares)		457,000	581,000
Jiangxi Ganfeng Lithium Co. Ltd.		1,700	4,932
Jinduicheng Molybdenum Co. Ltd. Class A		8,900	8,089
Jinke Properties Group Co. Ltd. Class A		94,000	80,241
Jointown Pharmaceutical Group Class A		4,400	9,587
Kangmei Pharmaceutical Co. Ltd. Class A		40,900	35,646
Kweichow Moutai Co. Ltd. (A Shares)		6,400	658,644
Legend Holdings Corp. (d)		139,900	365,970
Liaoning Chengda Co. Ltd. Class A		25,500	37,713
LONGi Green Energy Technology Co. Ltd.		3,900	12,909
Luxshare Precision Industry Co. Ltd. Class A		8,450	20,643
Luzhou Laojiao Co. Ltd. Class A		3,400	21,651
Maanshan Iron & Steel Co. Ltd. Class A		603,100	324,915
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		6,600	15,021
Metallurgical Corp. China Ltd. (H Shares)		982,000	269,313
Midea Group Co. Ltd. Class A		35,600	231,266
Muyuan Foodstuff Co. Ltd. Class A		3,600	18,562
NARI Technology Co. Ltd. Class A		37,500	107,170
New China Life Insurance Co. Ltd. (H Shares)		337,200	1,435,690
O-film Tech Co. Ltd. Class A		5,900	8,814
Offshore Oil Enginering Co. Ltd. Class A		11,500	8,993
Orient Securities Co. Ltd. Class A		44,200	52,836
People's Insurance Co. of China Group (H Shares)		2,851,000	1,184,445
Perfect World Co. Ltd. Class A		2,400	9,097
PetroChina Co. Ltd. (H Shares)		8,274,000	5,340,165
PICC Property & Casualty Co. Ltd. (H Shares)		2,659,840	2,754,429
Ping An Bank Co. Ltd. Class A		113,800	188,512
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		2,073,500	20,186,684
Poly Developments & Holdings Class A		71,400	137,242
Postal Savings Bank of China Co. Ltd. (d)		1,038,000	584,139
Power Construction Corp. of China Ltd. Class A		93,000	69,395
Qingdao Haier Co. Ltd.		43,800	104,585
Risesun Real Estate Development Co. Ltd. Class A		7,300	10,001
Rongsheng Petrochemical Co. Ltd. Class A		5,700	8,949
SAIC Motor Corp. Ltd.		47,800	189,750
Sanan Optoelectronics Co. Ltd. Class A		8,800	12,883
Sany Heavy Industry Co. Ltd. Class A		78,400	106,705
SDIC Capital Co. Ltd.		5,500	7,305
SDIC Power Holdings Co. Ltd. Class A		71,500	86,750
SF Holding Co. Ltd. Class A		9,700	43,297
Shaanxi Coal Industry Co. Ltd. Class A		83,100	104,421
Shandong Buchang Pharmaceuticals Co. Ltd. Class A		2,210	7,879
Shandong Gold Mining Co. Ltd. Class A		3,900	17,856
Shandong Linglong Tyre Co. Ltd. Class A		15,500	33,495
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		780,000	653,533
Shanghai 2345 Network Holding Group Co. Ltd. Class A		9,750	5,107
Shanghai Construction Group Co. Ltd. Class A		50,200	23,823
Shanghai Electric Group Co. Ltd. (H Shares)		1,072,000	374,864
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		229,500	702,743
Shanghai International Airport Co. Ltd. (A Shares)		2,600	19,129
Shanghai International Port Group Co. Ltd. Class A		60,500	48,485
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		465,124	632,569
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		346,000	738,338
Shanghai Pudong Development Bank Co. Ltd.		196,200	314,175
Shanghai Tunnel Engineering Co. Ltd.		18,600	17,876
Shanghaioriental Pearl Media Co. Ltd.		32,990	48,642
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A		5,900	6,102
Shanxi Securities Co. Ltd. Class A		7,100	6,389
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A		2,000	11,921
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A		6,400	5,215
Shenergy Co. Ltd. Class A		138,900	104,681
Shenwan Hongyuan Group Co. Ltd. Class A		122,100	80,540
Shenzhen Energy Group Co. Ltd. Class A		100,000	75,663
Shenzhen Overseas Chinese Town Co. Ltd. Class A		59,700	57,020
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A		2,000	5,919
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A		10,500	6,315
Shijiazhuang Baosh Electric Co. Ltd. Class A		11,300	6,914
Sichuan Chuantou Energy Co. Ltd. class A		72,000	97,779
Sichuan Kelun Pharmaceutical Co. Ltd.		2,900	9,262
Sichuan New Hope Agribusiness Co. Ltd. Class A		110,600	131,219
Sinolink Securities Co. Ltd. Class A		8,000	9,097
Sinopec Engineering Group Co. Ltd. (H Shares)		465,000	457,081
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		1,081,000	513,625
Sinopharm Group Co. Ltd. (H Shares)		457,600	2,045,050
Sinotrans Ltd. (H Shares)		792,000	364,637
Soochow Securities Co. Ltd. Class A		9,800	10,281
Southwest Securities Co. Ltd. Class A		20,200	11,606
Spring Airlines Co. Ltd. Class A		3,287	15,756
Suning.com Co. Ltd. Class A		54,500	84,668
Suzhou Gold Mantis Consolidated Co. Ltd.		7,800	9,836
Tasly Pharmaceutical Group Co. Ltd.		2,800	7,538
TBEA Co. Ltd. Class A		57,200	59,925
TCL Corp. Class A		199,100	81,710
Tianma Microelectronics Co. Ltd. Class A		5,100	7,025
Tianqi Lithium Corp. Class A		9,200	36,933
Tong Ren Tang Technologies Co. Ltd. (H Shares)		183,000	246,205
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A		4,400	7,354
Tongling Nonferrous Metals Group Co. Ltd. Class A		42,400	12,529
Tongwei Co. Ltd. Class A		7,600	11,637
TravelSky Technology Ltd. (H Shares)		361,000	980,554
Tsingtao Brewery Co. Ltd. (H Shares)		136,000	598,460
Tus-Sound Environmental Resources Co. Ltd. Class A		3,200	4,394
Unisplendour Corp. Ltd. Class A		1,260	5,761
Wanxiang Qianchao Co. Ltd. Class A		71,800	56,683
Weichai Power Co. Ltd. (H Shares)		697,200	940,968
Weifu High-Technology Group Co. Ltd. Class A		26,600	75,106
Western Securities Co. Ltd. Class A		9,500	10,902
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A		22,200	35,317
Wuliangye Yibin Co. Ltd. Class A		21,900	197,076
XCMG Construction Machinery Co. Ltd. Class A		17,500	8,514
Xiamen C&D, Inc. Class A		83,700	95,931
Xinhu Zhongbao Co. Ltd. Class A		14,800	6,251
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		269,800	324,962
Yanzhou Coal Mining Co. Ltd. (H Shares)		668,000	614,150
Yonghui Superstores Co. Ltd. Class A		85,700	103,084
Yonyou Network Technology Co. Ltd. Class A		12,200	43,860
Youngor Group Co. Ltd. Class A		66,600	75,637
Yunnan Baiyao Group Co. Ltd.		2,400	27,840
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		6,100	80,456
Zhaojin Mining Industry Co. Ltd. (H Shares)		379,500	398,386
Zhejiang Century Huatong Group Co. Ltd. Class A		2,560	7,331
Zhejiang China Commodities City Group Co. Ltd. Class A		144,800	77,578
Zhejiang Chint Electric Co. Ltd. Class A		4,000	15,258
Zhejiang Dahua Technology Co. Ltd.		6,200	11,436
Zhejiang Expressway Co. Ltd. (H Shares)		514,000	529,225
Zhejiang Huayou Cobalt Co. Ltd. Class A		1,820	7,113
Zhejiang Longsheng Group Co. Ltd. Class A		8,400	12,423
Zhejiang Zheneng Electric Power Co. Ltd. Class A		59,900	40,048
Zhengzhou Yutong Bus Co. Ltd.		5,100	8,806
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(d)		93,400	323,400
Zhongjin Gold Co. Ltd. Class A		7,900	9,349
Zhuhai Wanlida Electric Co. Ltd. Class A		1,200	4,121
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		209,100	1,163,149
Zijin Mng Group Co. Ltd. (H Shares)		2,344,000	879,683
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A		113,200	62,844
ZTE Corp. (H Shares)		331,280	671,688

TOTAL CHINA			217,468,759

Colombia - 0.3%
Bancolombia SA		89,045	956,122
Bancolombia SA sponsored ADR		2,970	132,462
Cementos Argos SA		174,235	453,404
Ecopetrol SA		1,929,777	1,814,798
Grupo de Inversiones Suramerica SA		89,634	995,356
Interconexion Electrica SA ESP		171,662	769,577
Inversiones Argos SA		106,042	633,861

TOTAL COLOMBIA			5,755,580

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		62,390	1,571,924
Komercni Banka A/S		29,645	1,193,475
MONETA Money Bank A/S (d)		197,103	670,021

TOTAL CZECH REPUBLIC			3,435,420

Egypt - 0.1%
Commercial International Bank SAE		373,610	1,754,150
Commercial International Bank SAE sponsored GDR		33,874	164,458
Eastern Tobacco Co.		362,228	344,199
Elsewedy Electric Co.		256,293	253,974

TOTAL EGYPT			2,516,781

Greece - 0.2%
Alpha Bank AE (a)		549,033	548,613
Ff Group (a)(c)		10,260	45,095
Greek Organization of Football Prognostics SA		86,220	841,310
Hellenic Telecommunications Organization SA		94,864	1,188,966
Jumbo SA		42,511	694,838
Motor Oil (HELLAS) Corinth Refineries SA		22,381	557,176
Titan Cement Co. SA (Reg.)		16,468	370,577

TOTAL GREECE			4,246,575

Hong Kong - 3.5%
Beijing Enterprises Holdings Ltd.		190,500	1,082,943
BYD Electronic International Co. Ltd.		250,000	309,759
China Agri-Industries Holdings Ltd.		790,000	281,266
China Everbright International Ltd.		1,298,333	1,311,089
China Everbright Ltd.		360,000	679,348
China Jinmao Holdings Group Ltd.		1,992,000	1,011,174
China Merchants Holdings International Co. Ltd.		510,105	1,011,508
China Mobile Ltd.		2,373,000	24,957,656
China Overseas Land and Investment Ltd.		1,476,000	5,567,666
China Power International Development Ltd. (b)		1,550,000	399,974
China Resources Beer Holdings Co. Ltd.		566,878	1,992,434
China Resources Pharmaceutical Group Ltd. (d)		607,000	865,623
China Resources Power Holdings Co. Ltd.		727,691	1,458,535
China Taiping Insurance Group Ltd.		627,977	1,733,549
China Travel International Investment HK Ltd.		676,000	195,768
China Unicom Ltd.		2,346,000	2,687,293
CITIC Pacific Ltd.		2,228,000	3,375,120
CNOOC Ltd.		6,606,000	11,041,407
CNOOC Ltd. sponsored ADR (b)		2,944	492,502
CSPC Pharmaceutical Group Ltd.		1,816,000	3,132,951
Far East Horizon Ltd.		820,000	847,653
Fosun International Ltd.		998,000	1,497,465
Guangdong Investment Ltd.		1,122,000	2,142,661
Hua Hong Semiconductor Ltd. (d)		158,000	352,705
Lenovo Group Ltd.		2,772,000	2,023,701
MMG Ltd. (a)		888,000	327,362
Shanghai Industrial Holdings Ltd.		163,000	343,316
Shenzhen Investment Ltd.		1,170,000	408,126
Sino-Ocean Group Holding Ltd.		1,077,979	529,838
Sinotruk Hong Kong Ltd.		251,500	465,823
Sun Art Retail Group Ltd.		913,466	907,912
Winteam Pharmaceutical Group Ltd.		820,000	535,234
Yuexiu Property Co. Ltd.		2,472,000	480,528

TOTAL HONG KONG			74,449,889

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		142,158	1,700,608
OTP Bank PLC		86,482	3,562,395
Richter Gedeon PLC		53,883	1,147,850

TOTAL HUNGARY			6,410,853

India - 7.9%
Adani Ports & Special Economic Zone Ltd. (a)		201,667	962,437
Ambuja Cements Ltd.		230,736	682,518
Ashok Leyland Ltd.		456,864	523,436
Asian Paints Ltd.		110,240	2,194,547
Aurobindo Pharma Ltd.		102,609	1,139,168
Avenue Supermarts Ltd. (a)(d)		48,309	935,987
Axis Bank Ltd. (a)		695,119	7,079,517
Bajaj Auto Ltd.		32,441	1,167,871
Bajaj Finance Ltd.		67,125	2,435,693
Bajaj Finserv Ltd.		14,670	1,259,416
Bharat Forge Ltd.		80,745	560,982
Bharat Petroleum Corp. Ltd.		293,974	1,431,135
Bharti Airtel Ltd.		541,425	2,337,833
Bharti Infratel Ltd.		120,665	496,961
Bosch Ltd. (a)		2,792	741,741
Britannia Industries Ltd.		21,870	985,537
Cadila Healthcare Ltd.		75,058	337,370
Cipla Ltd. (a)		134,682	981,835
Coal India Ltd.		262,706	831,693
Container Corp. of India Ltd.		64,429	595,169
Dabur India Ltd.		205,750	1,286,372
Divi's Laboratories Ltd.		30,657	650,727
Dr. Reddy's Laboratories Ltd.		44,435	1,704,853
Eicher Motors Ltd.		5,196	1,391,684
GAIL India Ltd. (a)		303,723	1,421,668
Glenmark Pharmaceuticals Ltd.		50,719	465,770
Godrej Consumer Products Ltd.		138,482	1,384,235
Grasim Industries Ltd. (a)		127,611	1,296,611
Havells India Ltd. (a)		95,371	958,884
HCL Technologies Ltd.		216,347	3,064,713
Hero Motocorp Ltd.		19,413	715,116
Hindalco Industries Ltd.		456,881	1,342,442
Hindustan Petroleum Corp. Ltd.		236,341	777,700
Hindustan Unilever Ltd.		251,058	6,238,416
Housing Development Finance Corp. Ltd.		620,926	16,821,267
ICICI Bank Ltd.		919,622	4,734,827
Indiabulls Housing Finance Ltd.		107,806	1,009,846
Indian Oil Corp. Ltd.		564,941	1,089,518
Infosys Ltd.		1,352,295	14,282,702
InterGlobe Aviation Ltd. (d)		34,233	573,026
ITC Ltd.		1,320,906	5,187,013
JSW Steel Ltd.		330,778	1,280,040
Larsen & Toubro Ltd.		182,872	3,387,101
LIC Housing Finance Ltd.		115,987	733,664
Lupin Ltd. (a)		86,146	1,063,107
Mahindra & Mahindra Financial Services Ltd. (a)		118,198	673,775
Mahindra & Mahindra Ltd.		288,812	2,767,850
Marico Ltd.		174,588	902,341
Maruti Suzuki India Ltd.		40,877	3,825,681
Motherson Sumi Systems Ltd.		367,167	727,504
Nestle India Ltd.		8,861	1,435,773
NTPC Ltd.		756,233	1,488,807
Oil & Natural Gas Corp. Ltd.		545,739	1,086,325
Page Industries Ltd.		2,140	704,789
Petronet LNG Ltd.		232,333	745,358
Pidilite Industries Ltd.		46,673	736,501
Piramal Enterprises Ltd.		31,613	905,466
Power Grid Corp. of India Ltd.		601,692	1,599,198
Rec Ltd.		254,719	447,625
Reliance Industries Ltd.		1,102,642	19,068,590
Shree Cement Ltd.		3,205	709,775
Shriram Transport Finance Co. Ltd.		57,517	822,997
State Bank of India (a)		689,533	2,853,458
Sun Pharmaceutical Industries Ltd.		325,917	1,944,892
Tata Consultancy Services Ltd.		348,289	9,885,694
Tata Motors Ltd. (a)		616,628	1,587,735
Tata Power Co. Ltd.		406,026	407,971
Tata Steel Ltd.		138,712	931,849
Tech Mahindra Ltd. (a)		182,828	1,885,736
Titan Co. Ltd.		119,755	1,680,553
Ultratech Cemco Ltd. (a)		37,067	1,838,384
United Spirits Ltd. (a)		113,921	866,609
UPL Ltd. (a)		137,644	1,525,606
Vedanta Ltd.		509,470	1,416,910
Vodafone Idea Ltd. (a)		724,675	307,395
Wipro Ltd.		438,826	2,283,182
Yes Bank Ltd.		662,539	1,812,272
Zee Entertainment Enterprises Ltd.		188,400	1,009,437

TOTAL INDIA			171,428,186

Indonesia - 2.2%
PT Adaro Energy Tbk		5,298,000	527,051
PT Astra International Tbk		7,828,800	4,734,540
PT Bank Central Asia Tbk		3,807,900	7,678,481
PT Bank Danamon Indonesia Tbk Series A		1,043,400	679,545
PT Bank Mandiri (Persero) Tbk		7,233,700	3,876,714
PT Bank Negara Indonesia (Persero) Tbk		2,890,700	1,877,481
PT Bank Rakyat Indonesia Tbk		21,479,100	5,918,378
PT Bank Tabungan Negara Tbk		1,576,500	309,151
PT Bumi Serpong Damai Tbk (a)		3,025,900	288,026
PT Charoen Pokphand Indonesia Tbk		2,851,700	1,510,294
PT Gudang Garam Tbk		186,700	1,117,728
PT Hanjaya Mandala Sampoerna Tbk		3,613,800	990,578
PT Indah Kiat Pulp & Paper Tbk		1,064,200	990,131
PT Indocement Tunggal Prakarsa Tbk		718,200	988,184
PT Indofood CBP Sukses Makmur Tbk		846,600	652,862
PT Indofood Sukses Makmur Tbk		1,698,800	942,258
PT Jasa Marga Tbk		862,037	303,541
PT Kalbe Farma Tbk		8,239,500	943,510
PT Pabrik Kertas Tjiwi Kimia Tbk		546,400	526,945
PT Pakuwon Jati Tbk		6,210,400	288,908
PT Perusahaan Gas Negara Tbk Series B		4,231,300	778,275
PT Semen Gresik (Persero) Tbk		1,150,800	1,043,936
PT Surya Citra Media Tbk		2,391,500	322,632
PT Tambang Batubara Bukit Asam Tbk		1,126,900	347,607
PT Telekomunikasi Indonesia Tbk Series B		19,501,400	5,442,430
PT Tower Bersama Infrastructure Tbk		823,600	290,006
PT Unilever Indonesia Tbk		591,900	2,118,089
PT United Tractors Tbk		656,700	1,209,061

TOTAL INDONESIA			46,696,342

Isle of Man - 0.1%
NEPI Rockcastle PLC		146,744	1,387,810
Korea (South) - 12.4%
AMOREPACIFIC Corp.		12,507	2,040,596
AMOREPACIFIC Group, Inc.		11,376	700,499
BGF Retail Co. Ltd.		2,860	473,054
BS Financial Group, Inc.		102,636	678,132
Celltrion Healthcare Co. Ltd.		19,482	1,302,968
Celltrion Pharm, Inc.		5,674	320,824
Celltrion, Inc. (a)		32,240	6,346,970
Cheil Industries, Inc.		29,360	3,167,121
Cheil Worldwide, Inc.		25,610	541,009
CJ CheilJedang Corp.		3,185	980,612
CJ Corp.		5,751	622,957
CJ O Shopping Co. Ltd.		4,229	807,077
Coway Co. Ltd.		20,090	1,506,168
Daelim Industrial Co.		10,726	1,026,868
Daewoo Engineering & Construction Co. Ltd. (a)		64,284	299,337
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		13,712	456,068
Db Insurance Co. Ltd.		19,228	1,201,285
DGB Financial Group Co. Ltd.		66,430	518,336
Doosan Bobcat, Inc.		16,117	481,005
E-Mart Co. Ltd.		8,115	1,400,609
Fila Korea Ltd.		19,030	814,279
GS Engineering & Construction Corp.		22,765	962,841
GS Holdings Corp.		19,965	976,328
GS Retail Co. Ltd.		9,888	320,436
Hana Financial Group, Inc.		116,326	4,177,543
Hankook Tire Co. Ltd.		28,713	1,078,902
Hanmi Pharm Co. Ltd.		2,500	975,342
Hanmi Science Co. Ltd.		5,105	336,378
Hanon Systems		71,975	828,169
Hanwha Chemical Corp.		41,402	835,536
Hanwha Corp.		15,164	479,144
Hanwha Life Insurance Co. Ltd.		111,323	430,309
HDC Hyundai Development Co. (a)		10,869	481,197
HLB, Inc. (a)		12,693	855,762
Hotel Shilla Co.		12,323	848,540
Hyundai Department Store Co. Ltd.		5,067	435,448
Hyundai Engineering & Construction Co. Ltd.		30,228	1,690,157
Hyundai Fire & Marine Insurance Co. Ltd.		24,395	819,066
Hyundai Glovis Co. Ltd.		7,297	931,451
Hyundai Heavy Industries Co. Ltd. (a)		14,735	1,834,540
Hyundai Mobis		26,324	5,324,290
Hyundai Motor Co.		51,764	6,025,941
Hyundai Robotics Co. Ltd. (a)		3,791	1,223,420
Hyundai Steel Co.		31,588	1,453,849
Industrial Bank of Korea		98,012	1,255,514
ING Life Insurance Korea Ltd. (d)		12,136	326,738
Kakao Corp.		19,497	1,740,381
Kangwon Land, Inc.		45,417	1,388,113
KB Financial Group, Inc.		153,716	6,606,071
KCC Corp.		2,103	618,179
Kia Motors Corp.		101,986	3,332,516
Korea Aerospace Industries Ltd. (a)		28,355	869,183
Korea Electric Power Corp.		99,307	3,069,543
Korea Express Co. Ltd. (a)		2,939	443,850
Korea Gas Corp. (a)		10,050	488,754
Korea Investment Holdings Co. Ltd.		16,548	956,497
Korea Zinc Co. Ltd.		3,314	1,312,278
Korean Air Lines Co. Ltd.		17,653	577,627
KT Corp.		216	5,553
KT&G Corp.		45,130	4,020,373
Kumho Petro Chemical Co. Ltd.		6,693	541,490
LG Chemical Ltd.		17,514	5,793,760
LG Corp.		36,834	2,572,748
LG Display Co. Ltd.		89,933	1,532,099
LG Electronics, Inc.		41,371	2,476,838
LG Household & Health Care Ltd.		3,565	4,053,940
LG Innotek Co. Ltd.		5,196	455,408
LG Telecom Ltd.		42,148	572,112
Lotte Chemical Corp.		6,644	1,791,753
Lotte Confectionery Co. Ltd. (a)		10,633	499,902
Lotte Shopping Co. Ltd.		4,425	779,645
Medy-Tox, Inc.		1,719	800,448
Mirae Asset Daewoo Co. Ltd.		155,980	1,064,236
NAVER Corp.		54,246	6,631,838
NCSOFT Corp.		6,813	2,869,296
Netmarble Corp. (d)		9,986	960,512
Oci Co. Ltd.		7,016	674,840
Orion Corp./Republic of Korea		8,431	860,206
Ottogi Corp.		460	322,124
Pearl Abyss Corp. (a)		2,148	373,245
POSCO		30,450	7,518,133
POSCO Chemtech Co. Ltd.		8,689	464,744
Posco Daewoo Corp.		18,136	326,061
S-Oil Corp.		17,565	1,650,030
S1 Corp.		6,633	614,150
Samsung Biologics Co. Ltd. (a)(d)		6,399	2,295,157
Samsung Card Co. Ltd.		10,656	319,461
Samsung Electro-Mechanics Co. Ltd.		21,794	2,115,865
Samsung Electronics Co. Ltd.		1,861,956	77,244,653
Samsung Engineering Co. Ltd. (a)		60,800	915,473
Samsung Fire & Marine Insurance Co. Ltd.		11,889	2,917,664
Samsung Heavy Industries Co. Ltd. (a)		171,005	1,398,870
Samsung Life Insurance Co. Ltd.		26,999	2,143,067
Samsung SDI Co. Ltd.		21,272	4,273,790
Samsung SDS Co. Ltd.		13,531	2,718,534
Samsung Securities Co. Ltd.		24,681	742,141
Shinhan Financial Group Co. Ltd.		165,102	6,387,095
Shinsegae Co. Ltd.		2,899	689,289
SillaJen, Inc. (a)		23,093	1,565,233
SK C&C Co. Ltd.		12,262	2,904,486
SK Energy Co. Ltd.		25,087	4,250,964
SK Hynix, Inc.		224,705	14,927,411
SK Telecom Co. Ltd.		7,798	1,805,659
STX Pan Ocean Co. Ltd. (Korea) (a)		88,885	361,555
ViroMed Co. Ltd. (a)		5,308	1,316,944
Woori Bank		172,323	2,320,616
Woori Investment & Securities Co. Ltd.		56,020	702,497
Yuhan Corp.		3,493	747,314

TOTAL KOREA (SOUTH)			267,284,829

Luxembourg - 0.0%
Reinet Investments SCA		58,259	881,368
Malaysia - 2.1%
AirAsia Group BHD		572,200	424,680
Alliance Bank Malaysia Bhd		381,000	394,395
AMMB Holdings Bhd		653,600	718,066
Axiata Group Bhd		1,066,871	1,044,471
British American Tobacco (Malaysia) Bhd		53,600	501,453
Bumiputra-Commerce Holdings Bhd		1,827,123	2,506,941
Dialog Group Bhd		1,433,800	1,050,146
DiGi.com Bhd		1,216,600	1,384,120
Fraser & Neave Holdings BHD		48,500	402,114
Gamuda Bhd		728,900	491,153
Genting Bhd		835,600	1,415,787
Genting Malaysia Bhd		1,154,600	927,401
Genting Plantations Bhd		76,600	191,126
Hap Seng Consolidated Bhd		228,900	550,455
Hartalega Holdings Bhd		512,600	675,791
Hong Leong Bank Bhd		250,100	1,260,270
Hong Leong Credit Bhd		85,200	409,775
IHH Healthcare Bhd		962,500	1,315,918
IJM Corp. Bhd		1,077,300	481,313
IOI Corp. Bhd		743,800	844,402
IOI Properties Group Bhd		618,375	235,514
Kuala Lumpur Kepong Bhd		157,500	948,999
Malayan Banking Bhd		1,479,667	3,446,295
Malaysia Airports Holdings Bhd		362,506	711,560
Maxis Bhd		921,000	1,292,908
MISC Bhd		441,100	730,141
Nestle (Malaysia) BHD		21,800	790,356
Petronas Chemicals Group Bhd		916,200	1,890,110
Petronas Dagangan Bhd		72,600	467,575
Petronas Gas Bhd		265,900	1,173,699
PPB Group Bhd		217,220	965,187
Press Metal Bhd		556,400	585,470
Public Bank Bhd		1,121,400	6,784,251
QL Resources Bhd		243,200	401,375
RHB Capital Bhd		369,289	489,560
RHB Capital Bhd (a)(c)		99,132	0
Sime Darby Bhd		888,349	485,816
Sime Darby Plantation Bhd		935,749	1,181,109
Sime Darby Property Bhd		1,241,349	348,523
SP Setia Bhd		580,240	364,067
Telekom Malaysia Bhd		425,980	302,637
Tenaga Nasional Bhd		1,210,100	3,811,106
Top Glove Corp. Bhd		551,200	648,629
Westports Holdings Bhd		391,000	355,107
YTL Corp. Bhd		1,225,643	329,152

TOTAL MALAYSIA			45,728,923

Mexico - 2.6%
Alfa SA de CV Series A		1,169,000	1,471,471
Alsea S.A.B. de CV		181,700	502,847
America Movil S.A.B. de CV Series L		13,019,900	10,424,227
Banco Santander Mexico SA		714,395	1,069,598
CEMEX S.A.B. de CV unit (a)		5,654,318	3,054,510
Coca-Cola FEMSA S.A.B. de CV Series L		206,900	1,292,973
El Puerto de Liverpool S.A.B. de CV Class C		68,340	447,517
Embotelladoras Arca S.A.B. de CV		170,300	990,509
Fibra Uno Administracion SA de CV		1,310,600	1,798,436
Fomento Economico Mexicano S.A.B. de CV unit		753,300	6,853,357
Gruma S.A.B. de CV Series B		81,660	994,879
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		138,600	1,243,992
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		80,765	1,461,075
Grupo Bimbo S.A.B. de CV Series A		635,400	1,256,362
Grupo Carso SA de CV Series A1		176,400	691,495
Grupo Financiero Banorte S.A.B. de CV Series O		1,005,400	5,581,627
Grupo Financiero Inbursa S.A.B. de CV Series O		901,000	1,305,165
Grupo Mexico SA de CV Series B		1,362,607	3,262,889
Grupo Televisa SA de CV		954,400	2,386,218
Industrias Penoles SA de CV		54,595	745,311
Infraestructura Energetica Nova S.A.B. de CV		208,000	816,783
Kimberly-Clark de Mexico SA de CV Series A		592,900	989,704
Megacable Holdings S.A.B. de CV unit		118,300	531,916
Mexichem S.A.B. de CV		407,355	1,088,140
Promotora y Operadora de Infraestructura S.A.B. de CV		88,390	901,916
Wal-Mart de Mexico SA de CV Series V		2,024,800	5,315,533

TOTAL MEXICO			56,478,450

Netherlands - 0.1%
X5 Retail Group NV:
unit		44,019	1,155,187
GDR (Reg. S)		3,400	89,624

TOTAL NETHERLANDS			1,244,811

Pakistan - 0.0%
Habib Bank Ltd.		194,900	209,962
Lucky Cement Ltd.		23,759	80,676
MCB Bank Ltd.		136,200	204,822
Oil & Gas Development Co. Ltd.		216,800	236,001

TOTAL PAKISTAN			731,461

Peru - 0.0%
Compania de Minas Buenaventura SA		6,329	100,047
Compania de Minas Buenaventura SA sponsored ADR (b)		63,177	988,720

TOTAL PERU			1,088,767

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.		772,160	951,501
Aboitiz Power Corp.		530,100	390,407
Alliance Global Group, Inc.		1,496,900	393,317
Ayala Corp.		98,485	1,750,970
Ayala Land, Inc.		2,854,000	2,430,334
Bank of the Philippine Islands (BPI)		354,397	618,529
BDO Unibank, Inc.		768,526	1,989,854
DMCI Holdings, Inc.		1,479,550	356,976
Globe Telecom, Inc.		12,275	475,556
GT Capital Holdings, Inc.		35,361	723,632
International Container Terminal Services, Inc.		187,380	388,848
JG Summit Holdings, Inc.		1,116,240	1,384,061
Jollibee Food Corp.		167,970	1,018,000
Manila Electric Co.		87,770	615,770
Megaworld Corp.		4,103,100	406,061
Metro Pacific Investments Corp.		5,250,800	489,430
Metropolitan Bank & Trust Co.		626,814	1,009,827
Philippine Long Distance Telephone Co.		34,355	853,422
Robinsons Land Corp.		762,251	322,356
Security Bank Corp.		85,680	294,145
SM Investments Corp.		94,520	1,794,684
SM Prime Holdings, Inc.		3,912,200	2,858,742
Universal Robina Corp.		343,370	975,318

TOTAL PHILIPPINES			22,491,740

Poland - 1.1%
Alior Bank SA (a)		33,907	523,762
Bank Handlowy w Warszawie SA		11,021	204,586
Bank Millennium SA (a)		238,013	563,957
Bank Polska Kasa Opieki SA		66,085	1,963,518
Bank Zachodni WBK SA		13,504	1,356,059
BRE Bank SA		5,787	698,034
CD Projekt RED SA (a)		26,253	1,340,015
Cyfrowy Polsat SA (a)		101,375	645,440
Dino Polska SA (a)(d)		18,058	486,572
Grupa Lotos SA		35,620	889,926
Jastrzebska Spolka Weglowa SA (a)		19,769	362,729
KGHM Polska Miedz SA (Bearer) (a)		55,113	1,394,111
LPP SA		504	1,133,269
NG2 SA		11,342	544,796
Polish Oil & Gas Co. SA		669,750	1,372,822
Polska Grupa Energetyczna SA (a)		328,958	1,048,099
Polski Koncern Naftowy Orlen SA		116,000	3,262,734
Powszechna Kasa Oszczednosci Bank SA		339,094	3,599,184
Powszechny Zaklad Ubezpieczen SA		232,960	2,794,969
Telekomunikacja Polska SA (a)		258,812	389,358

TOTAL POLAND			24,573,940

Qatar - 1.0%
Barwa Real Estate Co. (a)		72,672	812,855
Ezdan Holding Group (a)		308,400	1,323,747
Industries Qatar QSC (a)		70,147	2,766,274
Masraf al Rayan (a)		142,613	1,597,905
Qatar Electricity & Water Co. (a)		19,098	985,896
Qatar Insurance Co. SAQ		57,203	612,497
Qatar Islamic Bank (a)		44,772	1,942,653
Qatar National Bank SAQ		175,109	9,521,017
Qatar Telecom (Qtel) Q.S.C. (a)		32,045	667,934
The Commercial Bank of Qatar (a)		77,591	904,525

TOTAL QATAR			21,135,303

Russia - 3.5%
Alrosa Co. Ltd.		998,523	1,505,498
Gazprom OAO		1,951,086	4,859,658
Gazprom OAO sponsored ADR (Reg. S)		1,115,252	5,446,891
Inter Rao Ues JSC		12,022,744	703,488
Lukoil PJSC		109,547	8,830,642
Lukoil PJSC sponsored ADR		80,904	6,488,501
Magnit OJSC GDR (Reg. S)		137,428	2,187,854
Magnitogorsk Iron & Steel Works PJSC		806,500	534,212
Magnitogorsk Iron & Steel Works PJSC sponsored GDR (Reg. S)		5,400	46,548
MMC Norilsk Nickel PJSC		13,857	2,882,053
MMC Norilsk Nickel PJSC sponsored ADR		106,819	2,221,835
Mobile TeleSystems OJSC sponsored ADR		193,980	1,668,228
Moscow Exchange MICEX-RTS OAO		535,901	760,935
NOVATEK OAO GDR (Reg. S)		35,196	6,458,466
Novolipetsk Steel OJSC		432,822	1,006,541
Novolipetsk Steel OJSC GDR (Reg. S)		3,400	79,560
PhosAgro OJSC GDR (Reg. S)		41,902	570,705
Polyus PJSC		9,638	810,023
Polyus PJSC unit		1,400	58,380
Rosneft Oil Co. OJSC		264,264	1,662,514
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,196,856
RusHydro PJSC		325,695	2,556
Sberbank of Russia		3,920,546	13,105,197
Sberbank of Russia sponsored ADR		64,000	868,800
Severstal PAO		37,354	570,567
Severstal PAO GDR (Reg. S)		44,232	674,980
Surgutneftegas OJSC		1,252,149	523,979
Surgutneftegas OJSC sponsored ADR		157,497	651,723
Tatneft PAO		331,185	4,088,009
Tatneft PAO sponsored ADR		44,503	3,265,630
VTB Bank OJSC (a)		1,090,855,800	630,283
VTB Bank OJSC sponsored GDR (Reg. S)		70,330	88,967

TOTAL RUSSIA			74,450,079

Singapore - 0.0%
BOC Aviation Ltd. Class A (d)		81,200	690,446
South Africa - 5.9%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	114
Anglo American Platinum Ltd.		20,874	1,004,061
AngloGold Ashanti Ltd.		159,557	2,249,286
Aspen Pharmacare Holdings Ltd.		150,607	1,649,623
Barclays Africa Group Ltd.		279,346	3,891,837
Bidcorp Ltd.		129,727	2,771,422
Bidvest Group Ltd.		130,792	1,997,811
Capitec Bank Holdings Ltd.		15,403	1,354,256
Clicks Group Ltd.		98,419	1,461,027
Discovery Ltd.		137,141	1,646,261
Exxaro Resources Ltd.		97,526	1,131,820
FirstRand Ltd.		1,302,961	6,816,508
Fortress (REIT) Ltd.:
Class A		413,730	603,576
Class B		261,906	306,260
Foschini Ltd.		88,012	1,123,727
Gold Fields Ltd.		318,916	1,294,165
Growthpoint Properties Ltd.		1,148,101	2,247,945
Hyprop Investments Ltd.		100,097	679,199
Investec Ltd.		113,264	743,437
Kumba Iron Ore Ltd.		23,918	610,656
Liberty Holdings Ltd.		47,535	382,825
Life Healthcare Group Holdings Ltd.		510,867	1,044,555
MMI Holdings Ltd. (a)		364,674	462,725
Mondi Ltd.		45,701	1,130,522
Mr Price Group Ltd.		99,870	1,679,088
MTN Group Ltd.		655,536	4,301,295
Naspers Ltd. Class N		169,693	38,892,977
Nedbank Group Ltd.		155,094	3,341,530
Netcare Ltd.		450,913	841,398
Old Mutual Ltd.		1,911,073	3,370,087
Pick 'n Pay Stores Ltd.		143,054	749,042
PSG Group Ltd.		57,967	1,094,943
Rand Merchant Insurance Holdings Ltd.		267,975	744,299
Redefine Properties Ltd.		2,115,910	1,682,997
Remgro Ltd.		205,876	3,275,700
Resilient Property Income Fund Ltd.		101,566	494,745
RMB Holdings Ltd.		274,054	1,725,474
Sanlam Ltd.		690,792	4,380,550
Sappi Ltd.		204,513	1,202,986
Sasol Ltd.		216,668	6,555,123
Shoprite Holdings Ltd.		171,825	2,120,001
Spar Group Ltd.		74,294	1,116,896
Standard Bank Group Ltd.		500,853	7,363,403
Telkom SA Ltd.		103,301	522,745
Tiger Brands Ltd.		62,226	1,295,915
Truworths International Ltd.		172,171	1,039,743
Vodacom Group Ltd.		232,192	2,110,844
Woolworths Holdings Ltd.		385,606	1,460,295

TOTAL SOUTH AFRICA			127,965,694

Taiwan - 10.1%
Acer, Inc.		1,151,994	751,335
Advantech Co. Ltd.		135,459	1,021,822
ASE Technology Holding Co. Ltd.		1,310,927	2,637,354
Asia Cement Corp.		855,153	1,028,556
ASUSTeK Computer, Inc.		273,000	2,128,838
AU Optronics Corp.		3,372,000	1,322,272
Catcher Technology Co. Ltd.		255,000	1,963,672
Cathay Financial Holding Co. Ltd.		3,174,641	4,566,937
Chang Hwa Commercial Bank		2,102,288	1,232,612
Cheng Shin Rubber Industry Co. Ltd.		753,937	1,068,634
Chicony Electronics Co. Ltd.		212,766	469,668
China Airlines Ltd.		1,144,043	396,984
China Development Finance Holding Corp.		5,322,800	1,749,010
China Life Insurance Co. Ltd.		1,022,728	932,117
China Steel Corp.		4,903,204	4,089,735
Chinatrust Financial Holding Co. Ltd.		6,827,826	4,650,948
Chunghwa Telecom Co. Ltd.		1,470,000	5,158,506
Compal Electronics, Inc.		1,573,000	943,619
Delta Electronics, Inc.		803,381	4,015,684
E.SUN Financial Holdings Co. Ltd.		3,793,224	2,659,590
ECLAT Textile Co. Ltd.		69,613	800,330
EVA Airways Corp.		909,347	444,753
Evergreen Marine Corp. (Taiwan)		863,775	340,422
Far Eastern Textile Ltd.		1,258,705	1,235,896
Far EasTone Telecommunications Co. Ltd.		619,000	1,453,308
Feng Tay Enterprise Co. Ltd.		130,520	832,098
First Financial Holding Co. Ltd.		3,820,443	2,548,487
Formosa Chemicals & Fibre Corp.		1,360,760	4,737,258
Formosa Petrochemical Corp.		484,000	1,719,238
Formosa Plastics Corp.		1,722,520	5,766,405
Formosa Taffeta Co. Ltd.		316,000	364,814
Foxconn Technology Co. Ltd.		338,587	660,978
Fubon Financial Holding Co. Ltd.		2,587,334	3,794,940
Giant Manufacturing Co. Ltd.		126,000	632,377
GlobalWafers Co. Ltd.		85,000	840,827
Highwealth Construction Corp.		290,000	457,272
HIWIN Technologies Corp.		89,570	725,973
Hon Hai Precision Industry Co. Ltd. (Foxconn)		5,096,869	11,818,198
Hotai Motor Co. Ltd.		109,000	1,055,751
Hua Nan Financial Holdings Co. Ltd.		2,893,181	1,748,396
Innolux Corp.		3,500,347	1,207,518
Inventec Corp.		974,865	761,410
Largan Precision Co. Ltd.		39,000	4,960,484
Lite-On Technology Corp.		810,279	1,210,359
MediaTek, Inc.		575,292	4,663,150
Mega Financial Holding Co. Ltd.		4,217,413	3,682,971
Micro-Star International Co. Ltd.		263,000	649,557
Nan Ya Plastics Corp.		1,986,860	4,966,217
Nanya Technology Corp.		409,000	830,922
Nien Made Enterprise Co. Ltd.		60,000	517,240
Novatek Microelectronics Corp.		220,000	1,156,172
Pegatron Corp.		763,000	1,303,794
Phison Electronics Corp.		49,000	406,679
Pou Chen Corp.		883,000	1,071,260
Powertech Technology, Inc.		266,000	624,675
President Chain Store Corp.		222,000	2,358,755
Quanta Computer, Inc.		1,025,000	1,889,459
Realtek Semiconductor Corp.		172,401	945,106
Ruentex Development Co. Ltd.		201,480	308,544
Ruentex Industries Ltd.		138,200	373,196
Shin Kong Financial Holding Co. Ltd.		4,100,142	1,178,149
Sinopac Holdings Co.		4,220,591	1,440,616
Standard Foods Corp.		155,812	255,177
Synnex Technology International Corp.		521,500	651,883
TaiMed Biologics, Inc. (a)		66,000	372,319
Taishin Financial Holdings Co. Ltd.		3,871,707	1,727,461
Taiwan Business Bank		1,531,771	556,423
Taiwan Cement Corp.		1,789,400	2,218,541
Taiwan Cooperative Financial Holding Co. Ltd.		3,405,818	2,066,376
Taiwan High Speed Rail Corp.		784,000	802,968
Taiwan Mobile Co. Ltd.		618,900	2,212,392
Taiwan Semiconductor Manufacturing Co. Ltd.		9,518,000	70,628,382
Tatung Co. Ltd. (a)		736,000	657,281
Unified-President Enterprises Corp.		1,869,983	4,432,800
United Microelectronics Corp.		4,558,000	1,741,376
Vanguard International Semiconductor Corp.		342,000	759,279
Walsin Technology Corp.		124,000	717,711
Win Semiconductors Corp.		131,000	668,360
Winbond Electronics Corp.		1,115,000	553,223
Wistron Corp.		1,038,008	727,734
WPG Holding Co. Ltd.		547,200	701,763
Yageo Corp.		99,085	1,083,803
Yuanta Financial Holding Co. Ltd.		3,890,952	2,177,758

TOTAL TAIWAN			216,984,857

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)		408,300	2,332,956
Airports of Thailand PCL (For. Reg.)		1,643,800	3,630,672
Bangkok Bank PCL (For. Reg.)		95,900	678,422
Bangkok Dusit Medical Services PCL (For. Reg.)		1,457,700	1,101,207
Bangkok Expressway and Metro PCL		2,914,900	970,389
Banpu PCL (For. Reg.)		855,300	454,481
Berli Jucker PCL (For. Reg)		440,700	687,712
BTS Group Holdings PCL		2,105,000	673,816
BTS Group Holdings PCL warrants 11/29/19 (a)		195,800	3,949
Bumrungrad Hospital PCL (For. Reg.)		130,000	774,008
C.P. ALL PCL (For. Reg.)		1,991,900	4,957,434
Central Pattana PCL (For. Reg.)		509,300	1,300,150
Charoen Pokphand Foods PCL (For. Reg.)		1,236,720	1,078,765
Delta Electronics PCL (For. Reg.)		212,400	472,529
Electricity Generating PCL (For. Reg.)		48,400	405,915
Energy Absolute PCL		481,900	732,722
Glow Energy PCL (For. Reg.)		231,300	683,016
Gulf Energy Development PCL		202,200	563,105
Home Product Center PCL (For. Reg.)		1,623,106	810,514
Indorama Ventures PCL (For. Reg.)		713,300	1,095,980
IRPC PCL (For. Reg.)		3,963,400	729,499
Kasikornbank PCL		117,700	753,521
Kasikornbank PCL (For. Reg.)		583,100	3,770,365
Krung Thai Bank PCL (For. Reg.)		1,348,270	854,537
Land & House PCL (For. Reg.)		1,120,300	383,714
Minor International PCL (For. Reg.)		976,280	1,210,975
Muangthai Leasing PCL		237,200	360,659
PTT Exploration and Production PCL (For. Reg.)		537,739	2,117,218
PTT Global Chemical PCL (For. Reg.)		862,239	1,876,833
PTT PCL (For. Reg.)		3,993,200	6,199,430
Robinsons Department Store PCL (For. Reg.)		184,600	401,818
Siam Cement PCL (For. Reg.)		150,950	2,261,351
Siam Commercial Bank PCL (For. Reg.)		718,000	3,056,786
Thai Oil PCL (For. Reg.)		428,100	986,658
Thai Union Frozen Products PCL (For. Reg.)		729,620	436,744
TMB PCL (For. Reg.)		4,278,000	301,268
True Corp. PCL (For. Reg.)		3,574,319	583,516

TOTAL THAILAND			49,692,634

Turkey - 0.6%
Akbank TAS		1,116,872	1,530,480
Anadolu Efes Biracilik Ve Malt Sanayii A/S		82,772	353,090
Arcelik A/S		79,196	283,880
Aselsan A/S		123,675	615,185
Bim Birlesik Magazalar A/S JSC		82,008	1,432,499
Eregli Demir ve Celik Fabrikalari T.A.S.		555,235	912,379
Ford Otomotiv Sanayi A/S		27,775	322,281
Haci Omer Sabanci Holding A/S		341,834	619,935
Koc Holding A/S		297,837	997,277
Petkim Petrokimya Holding A/S		323,969	361,801
TAV Havalimanlari Holding A/S		67,355	363,457
Tupras Turkiye Petrol Rafinerileri A/S		48,737	1,311,187
Turk Hava Yollari AO (a)		205,618	613,672
Turk Sise ve Cam Fabrikalari A/S		234,887	308,688
Turkcell Iletisim Hizmet A/S		426,990	1,199,157
Turkiye Garanti Bankasi A/S		901,939	1,581,599
Turkiye Halk Bankasi A/S		234,359	344,736
Turkiye Is Bankasi A/S Series C		583,365	641,327

TOTAL TURKEY			13,792,630

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC (a)		806,515	2,052,983
Aldar Properties PJSC		1,518,796	657,443
Damac Properties Dubai Co. PJSC		676,141	241,140
DP World Ltd.		65,353	1,163,283
Dubai Islamic Bank Pakistan Ltd. (a)		641,840	891,165
Emaar Development PJSC (a)		291,332	317,256
Emaar Malls Group PJSC (a)		695,566	297,303
Emaar Properties PJSC		1,377,093	1,615,853
Emirates Telecommunications Corp.		668,384	3,097,041
National Bank of Abu Dhabi PJSC		1,053,218	4,226,463

TOTAL UNITED ARAB EMIRATES			14,559,930

United States of America - 0.3%
Southern Copper Corp.		33,748	1,134,608
Yum China Holdings, Inc.		140,622	5,125,672

TOTAL UNITED STATES OF AMERICA			6,260,280

TOTAL COMMON STOCKS
(Cost $1,747,749,502)			1,939,903,528

Nonconvertible Preferred Stocks - 3.9%
Brazil - 2.9%
Banco Bradesco SA (PN)		1,301,863	16,155,494
Braskem SA (PN-A)		66,600	954,298
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)		88,200	984,245
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		61,600	1,643,027
Companhia Energetica de Minas Gerais (CEMIG) (PN)		337,633	1,282,139
Gerdau SA		404,700	1,736,553
Itau Unibanco Holding SA		1,873,831	19,924,097
Itausa-Investimentos Itau SA (PN)		1,683,128	6,230,047
Lojas Americanas SA (PN)		285,584	1,649,829
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,389,400	9,744,695
Telefonica Brasil SA		172,900	2,308,209

TOTAL BRAZIL			62,612,633

Chile - 0.1%
Embotelladora Andina SA Class B		107,412	415,693
Sociedad Quimica y Minera de Chile SA (PN-B)		45,187	1,925,856

TOTAL CHILE			2,341,549

Colombia - 0.1%
Bancolombia SA (PN)		164,612	1,821,600
Grupo Aval Acciones y Valores SA		1,569,899	540,996
Grupo de Inversiones Suramerica SA		45,479	484,523

TOTAL COLOMBIA			2,847,119

Korea (South) - 0.7%
AMOREPACIFIC Corp.		3,439	315,326
CJ Corp. (a)(c)		802	26,435
Hyundai Motor Co.		9,594	663,214
Hyundai Motor Co. Series 2		16,773	1,268,043
LG Chemical Ltd.		3,404	619,643
LG Household & Health Care Ltd.		918	627,168
Samsung Electronics Co. Ltd.		330,778	11,150,522

TOTAL KOREA (SOUTH)			14,670,351

Russia - 0.1%
AK Transneft OAO		174	464,479
Surgutneftegas OJSC		2,639,840	1,638,340

TOTAL RUSSIA			2,102,819

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $65,615,666)			84,574,471
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	51,108
		Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 2.43% (e)		101,303,845	101,324,106
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)		10,436,940	10,437,983
TOTAL MONEY MARKET FUNDS
(Cost $111,761,678)			111,762,089
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,925,179,755)			2,136,291,196
NET OTHER ASSETS (LIABILITIES) - 1.0%(g)			20,854,891
NET ASSETS - 100%			$2,157,146,087

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,460	March 2019	$130,945,800	$7,305,697	$7,305,697

The notional amount of futures purchased as a percentage of Net Assets is 6.1%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,600,587 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $5,517,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$545,563
Fidelity Securities Lending Cash Central Fund	41,392
Total	$586,955

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$281,672,538	$134,067,367	$147,605,171	$--
Consumer Discretionary	225,202,946	193,207,027	31,950,824	45,095
Consumer Staples	130,295,686	110,391,351	19,880,571	23,764
Energy	163,912,595	122,359,111	41,553,484	--
Financials	504,532,575	289,220,369	215,312,206	--
Health Care	55,077,967	35,865,517	19,212,450	--
Industrials	108,365,235	75,218,533	33,120,267	26,435
Information Technology	292,910,349	134,730,677	158,179,670	2
Materials	148,594,361	98,862,774	49,703,556	28,031
Real Estate	62,244,418	26,799,486	35,444,932	--
Utilities	51,669,329	31,530,451	20,138,878	--
Corporate Bonds	51,108	--	51,108	--
Money Market Funds	111,762,089	111,762,089	--	--
Total Investments in Securities:	$2,136,291,196	$1,364,014,752	$772,153,117	$123,327
Derivative Instruments:
Assets
Futures Contracts	$7,305,697	$7,305,697	$--	$--
Total Assets	$7,305,697	$7,305,697	$--	$--
Total Derivative Instruments:	$7,305,697	$7,305,697	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

January 31, 2019

GUX-QTLY-0319
1.929354.107

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.3%
		Shares	Value
Australia - 4.4%
AGL Energy Ltd.		151,707	$2,362,108
Alumina Ltd.		569,621	1,006,160
Amcor Ltd.		264,543	2,624,845
AMP Ltd.		667,976	1,097,347
APA Group unit		279,222	1,863,232
Aristocrat Leisure Ltd.		134,089	2,400,669
ASX Ltd.		42,795	1,981,871
Aurizon Holdings Ltd.		444,763	1,422,512
Australia & New Zealand Banking Group Ltd.		660,485	12,023,381
Bank of Queensland Ltd.		84,234	622,706
Bendigo & Adelaide Bank Ltd.		112,096	878,382
BHP Billiton Ltd.		704,394	17,985,235
BlueScope Steel Ltd.		120,450	1,090,061
Boral Ltd.		286,046	1,029,238
Brambles Ltd.		364,747	2,821,032
Caltex Australia Ltd.		57,836	1,128,380
Challenger Ltd.		125,460	660,265
Cimic Group Ltd.		24,005	781,900
Coca-Cola Amatil Ltd.		114,963	701,959
Cochlear Ltd.		13,730	1,930,397
Coles Group Ltd. (a)		266,363	2,422,177
Commonwealth Bank of Australia		404,229	20,541,939
Computershare Ltd.		102,913	1,329,329
Crown Ltd.		89,637	778,628
CSL Ltd.		104,472	14,855,303
DEXUS Property Group unit		240,396	2,006,059
Dominos Pizza Enterprises Ltd.		13,407	443,422
Flight Centre Travel Group Ltd.		12,357	386,509
Fortescue Metals Group Ltd.		348,772	1,432,401
Goodman Group unit		375,681	3,184,142
Harvey Norman Holdings Ltd. (b)		127,437	312,176
Incitec Pivot Ltd.		375,829	904,259
Insurance Australia Group Ltd.		531,539	2,739,404
Lendlease Group unit		139,110	1,236,686
Macquarie Group Ltd.		74,237	6,285,596
Medibank Private Ltd.		656,124	1,249,574
Mirvac Group unit		842,123	1,469,134
National Australia Bank Ltd.		625,730	10,865,586
Newcrest Mining Ltd.		176,741	3,141,166
Orica Ltd.		84,440	1,052,657
Origin Energy Ltd. (a)		410,560	2,136,802
QBE Insurance Group Ltd.		310,261	2,419,923
Ramsay Health Care Ltd.		32,266	1,330,320
realestate.com.au Ltd.		11,374	626,035
Rio Tinto Ltd.		84,636	5,355,482
Santos Ltd.		416,113	1,956,997
Scentre Group unit		1,216,029	3,509,208
SEEK Ltd.		75,451	931,822
Sonic Healthcare Ltd.		102,303	1,711,860
South32 Ltd.		1,180,162	3,028,245
SP AusNet		392,574	470,847
Stockland Corp. Ltd. unit		577,898	1,587,880
Suncorp Group Ltd.		296,508	2,797,601
Sydney Airport unit		244,833	1,167,477
Tabcorp Holdings Ltd.		423,604	1,431,818
Telstra Corp. Ltd.		968,981	2,190,536
The GPT Group unit		404,658	1,706,046
TPG Telecom Ltd.		90,670	460,697
Transurban Group unit		593,619	5,251,375
Treasury Wine Estates Ltd.		171,287	1,923,657
Vicinity Centres unit		741,497	1,406,775
Washington H. Soul Pattinson & Co. Ltd.		24,615	470,755
Wesfarmers Ltd.		259,334	6,071,903
Westpac Banking Corp.		788,351	14,089,428
Woodside Petroleum Ltd.		214,049	5,339,925
Woolworths Group Ltd.		298,284	6,368,081
WorleyParsons Ltd.		72,758	734,083

TOTAL AUSTRALIA			209,523,405

Austria - 0.2%
Andritz AG		16,883	833,263
Erste Group Bank AG		70,381	2,448,966
OMV AG		33,130	1,645,754
Osterreichische Elektrizitatswirtschafts AG		15,522	792,740
Raiffeisen International Bank-Holding AG		35,663	942,123
Voestalpine AG		26,307	839,494

TOTAL AUSTRIA			7,502,340

Bailiwick of Jersey - 0.5%
Experian PLC		210,344	5,281,231
Ferguson PLC		53,873	3,599,412
Glencore Xstrata PLC		2,632,604	10,685,071
Polymetal International PLC		41,019	468,672
WPP PLC		291,825	3,339,506

TOTAL BAILIWICK OF JERSEY			23,373,892

Belgium - 0.6%
Ageas		42,061	1,953,644
Anheuser-Busch InBev SA NV		175,691	13,423,380
Colruyt NV		13,752	987,561
Groupe Bruxelles Lambert SA		18,977	1,786,776
KBC Groep NV		57,754	3,918,718
Proximus		33,551	899,002
Solvay SA Class A		17,477	1,901,997
Telenet Group Holding NV		11,427	528,667
UCB SA		29,986	2,596,114
Umicore SA		49,122	2,076,745

TOTAL BELGIUM			30,072,604

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)		806,000	742,650
Alibaba Pictures Group Ltd. (a)		3,080,000	535,299
Beijing Enterprises Water Group Ltd.		1,408,000	815,295
Brilliance China Automotive Holdings Ltd.		670,000	634,377
Cheung Kong Infrastructure Holdings Ltd.		149,500	1,207,046
China Gas Holdings Ltd.		399,400	1,274,890
China Oriental Group Co. Ltd. (H Shares)		264,000	178,613
China Resource Gas Group Ltd.		194,000	763,411
Cosco Shipping Ports Ltd.		369,129	385,289
Credicorp Ltd. (United States)		15,865	3,851,705
Dairy Farm International Holdings Ltd.		81,400	735,042
GOME Electrical Appliances Holdings Ltd. (a)(b)		2,035,104	177,140
Haier Electronics Group Co. Ltd.		273,000	784,282
Hanergy Thin Film Power Group Ltd. (a)(c)		576,000	1
HengTen Networks Group Ltd. (a)		4,492,000	145,979
Hongkong Land Holdings Ltd.		262,536	1,882,383
Jardine Matheson Holdings Ltd.		50,876	3,399,534
Jardine Strategic Holdings Ltd.		52,000	1,990,560
Kerry Properties Ltd.		166,000	689,485
Kunlun Energy Co. Ltd.		706,000	754,240
Luye Pharma Group Ltd. (d)		231,000	172,602
Nine Dragons Paper (Holdings) Ltd.		343,000	350,541
NWS Holdings Ltd.		367,871	841,297
Shangri-La Asia Ltd.		262,000	342,124
Shenzhen International Holdings Ltd.		255,000	495,360
Sihuan Pharmaceutical Holdings Group Ltd.		730,000	154,139
Yue Yuen Industrial (Holdings) Ltd.		171,500	584,955

TOTAL BERMUDA			23,888,239

Brazil - 1.2%
Ambev SA		1,088,300	5,224,866
Atacadao Distribuicao Comercio e Industria Ltda		84,300	462,041
B2W Companhia Global do Varejo (a)		40,400	553,850
Banco Bradesco SA		235,832	2,603,256
Banco do Brasil SA		197,500	2,808,278
Banco Santander SA (Brasil) unit		97,800	1,289,001
BB Seguridade Participacoes SA		166,500	1,417,934
BM&F BOVESPA SA		476,166	4,108,616
BR Malls Participacoes SA		186,140	742,580
Brasil Foods SA (a)		115,300	744,177
CCR SA		294,000	1,199,474
Centrais Eletricas Brasileiras SA (Electrobras) (a)		103,500	1,061,335
Cielo SA		268,771	879,888
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		82,300	978,655
Companhia Siderurgica Nacional SA (CSN)		158,400	442,992
Cosan SA Industria e Comercio		35,500	432,070
Drogasil SA		56,600	962,163
Embraer SA		162,800	863,279
ENGIE Brasil Energia SA		43,750	502,012
Equatorial Energia SA		41,500	1,003,023
HRT Participacoes em Petroleo SA (a)		2,200	69,368
Hypermarcas SA		79,800	696,872
IRB Brasil Resseguros SA		24,300	568,057
JBS SA		208,600	863,066
Klabin SA unit		152,900	779,341
Kroton Educacional SA		315,152	987,658
Localiza Rent A Car SA		110,167	1,005,857
Lojas Renner SA		167,080	2,084,377
M. Dias Branco SA		23,000	300,239
Magazine Luiza SA		16,900	829,755
Multiplan Empreendimentos Imobiliarios SA		68,166	486,500
Natura Cosmeticos SA		44,600	580,001
Petrobras Distribuidora SA		76,800	561,176
Petroleo Brasileiro SA - Petrobras (ON)		677,700	5,490,797
Porto Seguro SA		21,700	333,663
Rumo SA (a)		260,600	1,404,033
Sul America SA unit		45,047	396,471
Suzano Papel e Celulose SA		122,017	1,538,929
TIM Participacoes SA		189,400	643,935
Ultrapar Participacoes SA		87,200	1,367,581
Vale SA		730,345	9,111,290
Weg SA		200,850	1,037,512

TOTAL BRAZIL			59,415,968

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)		54,472	2,369,249
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		101,350	5,505,813
AltaGas Ltd.		59,040	604,352
ARC Resources Ltd.		90,372	653,399
ATCO Ltd. Class I (non-vtg.)		18,940	598,925
Bank of Montreal		147,573	10,802,216
Bank of Nova Scotia		283,590	16,144,094
Barrick Gold Corp.		404,649	5,417,083
Bausch Health Cos., Inc. (Canada) (a)		75,069	1,843,088
BCE, Inc.		36,815	1,600,701
BlackBerry Ltd. (a)		117,785	948,412
Bombardier, Inc. Class B (sub. vtg.) (a)		468,214	709,118
Brookfield Asset Management, Inc. Class A		194,765	8,380,846
CAE, Inc.		61,592	1,308,763
Cameco Corp.		91,648	1,110,420
Canadian Imperial Bank of Commerce		102,515	8,692,261
Canadian National Railway Co.		169,184	14,118,517
Canadian Natural Resources Ltd.		282,936	7,594,774
Canadian Pacific Railway Ltd.		33,099	6,784,042
Canadian Tire Ltd. Class A (non-vtg.)		14,123	1,606,364
Canadian Utilities Ltd. Class A (non-vtg.)		31,267	803,835
CCL Industries, Inc. Class B		33,787	1,424,559
Cenovus Energy, Inc. (Canada)		246,028	1,921,114
CGI Group, Inc. Class A (sub. vtg.) (a)		58,818	3,888,671
CI Financial Corp.		58,186	783,371
Constellation Software, Inc.		4,708	3,513,649
Dollarama, Inc.		73,415	1,976,246
Emera, Inc.		14,292	500,348
Empire Co. Ltd. Class A (non-vtg.)		41,875	941,427
Enbridge, Inc.		466,135	17,031,958
Encana Corp.		218,247	1,498,221
Fairfax Financial Holdings Ltd. (sub. vtg.)		6,480	3,065,295
Finning International, Inc.		39,041	739,846
First Capital Realty, Inc.		43,319	676,514
First Quantum Minerals Ltd.		156,188	1,807,998
Fortis, Inc.		99,282	3,540,739
Franco-Nevada Corp.		43,285	3,357,845
George Weston Ltd.		17,576	1,276,649
Gildan Activewear, Inc.		49,373	1,671,005
Goldcorp, Inc.		203,286	2,274,291
Great-West Lifeco, Inc.		71,721	1,539,276
H&R (REIT) unit		35,323	596,535
Husky Energy, Inc.		82,441	978,161
Hydro One Ltd. (d)		75,772	1,187,371
iA Financial Corp, Inc.		25,346	941,541
IGM Financial, Inc.		18,360	472,012
Imperial Oil Ltd.		67,092	1,903,565
Intact Financial Corp.		32,540	2,572,095
Inter Pipeline Ltd.		94,484	1,518,705
Keyera Corp.		48,115	1,022,391
Kinross Gold Corp. (a)		300,239	1,003,120
Loblaw Companies Ltd.		44,439	2,152,025
Lundin Mining Corp.		146,010	666,738
Magna International, Inc. Class A (sub. vtg.)		75,422	3,991,663
Manulife Financial Corp.		460,023	7,390,757
Methanex Corp.		15,995	871,602
Metro, Inc. Class A (sub. vtg.)		57,658	2,096,216
National Bank of Canada		79,225	3,726,249
Nutrien Ltd.		142,467	7,380,592
Onex Corp. (sub. vtg.)		19,717	1,114,638
Open Text Corp.		63,853	2,269,929
Pembina Pipeline Corp.		117,042	4,170,559
Power Corp. of Canada (sub. vtg.)		85,788	1,705,379
Power Financial Corp.		58,089	1,191,887
PrairieSky Royalty Ltd.		49,774	718,985
Restaurant Brands International, Inc.		55,459	3,476,238
Restaurant Brands International, Inc.		292	18,294
RioCan (REIT)		40,027	759,445
Rogers Communications, Inc. Class B (non-vtg.)		83,580	4,521,379
Royal Bank of Canada		331,154	25,207,978
Saputo, Inc.		55,525	1,627,781
Seven Generations Energy Ltd. (a)		61,045	473,883
Shaw Communications, Inc. Class B		109,631	2,226,078
Shopify, Inc. Class A (a)		20,708	3,485,822
Smart (REIT)		18,304	463,886
SNC-Lavalin Group, Inc.		39,890	1,110,223
Sun Life Financial, Inc.		141,902	5,119,034
Suncor Energy, Inc.		375,181	12,101,047
Teck Resources Ltd. Class B (sub. vtg.)		118,798	2,893,212
TELUS Corp. (a)		47,036	1,647,397
The Stars Group, Inc. (a)		40,185	727,578
The Toronto-Dominion Bank		419,738	23,639,113
Thomson Reuters Corp.		49,414	2,583,992
Tourmaline Oil Corp.		60,813	829,384
TransCanada Corp.		209,383	8,904,694
Turquoise Hill Resources Ltd. (a)		217,674	364,460
Vermilion Energy, Inc.		34,187	837,796
West Fraser Timber Co. Ltd.		12,655	753,839
Wheaton Precious Metals Corp.		105,085	2,213,747
WSP Global, Inc.		23,802	1,221,665

TOTAL CANADA			309,875,974

Cayman Islands - 4.4%
3SBio, Inc. (d)		297,000	497,533
51job, Inc. sponsored ADR (a)(b)		5,552	386,641
58.com, Inc. ADR (a)		22,009	1,395,371
AAC Technology Holdings, Inc.		163,000	1,023,047
Agile Property Holdings Ltd.		326,000	433,227
Airtac International Group		25,000	294,958
Alibaba Group Holding Ltd. sponsored ADR (a)		299,022	50,382,217
Anta Sports Products Ltd.		239,000	1,236,337
ASM Pacific Technology Ltd.		75,200	810,225
Autohome, Inc. ADR Class A (b)		14,175	1,025,987
Baidu.com, Inc. sponsored ADR (a)		64,345	11,107,877
Baozun, Inc. sponsored ADR (a)(b)		7,587	271,615
BeiGene Ltd. ADR (a)(b)		7,269	941,190
Car, Inc. (a)		148,000	123,332
Chailease Holding Co. Ltd.		268,432	1,002,920
Cheung Kong Property Holdings Ltd.		599,216	5,044,687
China Conch Venture Holdings Ltd.		355,000	1,187,254
China First Capital Group Ltd. (a)		726,000	378,723
China Hongqiao Group Ltd.		483,500	309,044
China Huishan Dairy Holdings Co. Ltd. (a)(c)		461,000	12,337
China Investment Fund International Holdings Co. Ltd. (a)		200,000	707,081
China Literature Ltd. (a)(b)(d)		36,400	179,912
China Medical System Holdings Ltd.		283,000	294,521
China Mengniu Dairy Co. Ltd.		649,000	2,010,189
China Resources Cement Holdings Ltd.		540,000	548,437
China Resources Land Ltd.		648,634	2,530,818
China State Construction International Holdings Ltd.		421,250	401,610
China Zhongwang Holdings Ltd.		324,800	163,325
Chong Sing Holdings Fintech Group (a)		3,400,000	33,866
CIFI Holdings Group Co. Ltd.		912,000	603,435
CK Hutchison Holdings Ltd.		622,216	6,283,887
Country Garden Holdings Co. Ltd.		1,781,644	2,532,595
Country Garden Services Holdings Co. Ltd. (a)		205,000	317,566
Ctrip.com International Ltd. ADR (a)		95,221	3,170,859
Dali Foods Group Co. Ltd. (d)		412,000	281,062
ENN Energy Holdings Ltd.		185,100	1,772,825
Evergrande Real Estate Group Ltd.		607,000	1,914,573
Fang Holdings Ltd. ADR (a)		42,173	71,272
Fullshare Holdings Ltd. (b)		1,525,000	346,454
Future Land Development Holding Ltd.		358,000	303,358
GDS Holdings Ltd. ADR (a)(b)		13,155	373,602
Geely Automobile Holdings Ltd.		1,163,000	1,978,727
Genscript Biotech Corp. (a)		214,000	331,849
Greentown China Holdings Ltd.		174,000	155,629
Greentown Service Group Co. Ltd.		204,000	186,699
Haitian International Holdings Ltd.		151,000	347,838
Hengan International Group Co. Ltd.		160,500	1,255,583
Huazhu Group Ltd. ADR (b)		28,707	911,447
Hutchison China Meditech Ltd. sponsored ADR (a)		11,701	265,613
JD.com, Inc. sponsored ADR (a)		169,779	4,219,008
Jiayuan International Group Ltd.		222,662	107,394
Kaisa Group Holdings Ltd.		426,000	137,087
Kingboard Chemical Holdings Ltd.		164,000	577,074
Kingboard Laminates Holdings Ltd.		217,000	224,594
Kingdee International Software Group Co. Ltd.		490,000	473,591
Kingsoft Corp. Ltd.		167,000	319,916
KWG Property Holding Ltd.		254,500	251,941
Lee & Man Paper Manufacturing Ltd.		303,000	271,009
Lijun International Pharmaceutical Holding Ltd.		342,000	308,193
Logan Property Holdings Co. Ltd.		354,000	481,775
Longfor Properties Co. Ltd.		334,500	1,042,319
Meitu, Inc. (a)(d)		343,000	117,349
Melco Crown Entertainment Ltd. sponsored ADR		58,072	1,253,194
MGM China Holdings Ltd.		197,600	383,673
Minth Group Ltd.		164,000	573,821
Momo, Inc. ADR (a)		31,995	973,608
NetEase, Inc. ADR		17,997	4,533,984
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		33,338	2,568,360
Nexteer Auto Group Ltd.		192,000	290,680
Noah Holdings Ltd. sponsored ADR (a)(b)		5,744	269,968
Sands China Ltd.		566,000	2,715,288
Semiconductor Manufacturing International Corp. (a)		652,600	616,692
Shenzhou International Group Holdings Ltd.		178,000	2,096,013
Shimao Property Holdings Ltd.		259,000	737,543
Shui On Land Ltd.		723,500	179,299
SINA Corp. (a)		15,773	968,778
Sino Biopharmaceutical Ltd.		1,752,500	1,482,509
SOHO China Ltd. (a)		400,000	162,261
Sunac China Holdings Ltd.		568,000	2,262,293
Sunny Optical Technology Group Co. Ltd.		167,800	1,665,277
TAL Education Group ADR (a)		82,913	2,572,790
Tencent Holdings Ltd.		1,318,500	58,692,523
Tingyi (Cayman Islands) Holding Corp.		434,000	604,410
Towngas China Co. Ltd.		194,852	155,286
Uni-President China Holdings Ltd.		302,000	268,877
Vipshop Holdings Ltd. ADR (a)		95,498	734,380
Want Want China Holdings Ltd.		1,075,000	871,196
Weibo Corp. sponsored ADR (a)(b)		11,998	727,799
WH Group Ltd. (d)		1,977,500	1,695,778
Wharf Real Estate Investment Co. Ltd.		288,000	1,970,201
Wuxi Biologics (Cayman), Inc. (a)(d)		108,000	933,893
Wynn Macau Ltd.		369,600	907,272
Xinyi Solar Holdings Ltd.		619,372	260,529
Yihai International Holding Ltd.		104,000	319,101
Yuzhou Properties Co.		348,688	173,056
YY, Inc. ADR (a)		10,876	755,121
Zhen Ding Technology Holding Ltd.		96,302	253,175
Zhongsheng Group Holdings Ltd. Class H		113,000	203,514

TOTAL CAYMAN ISLANDS			212,502,546

Chile - 0.3%
Aguas Andinas SA		607,913	359,297
Banco de Chile		5,195,297	824,213
Banco de Credito e Inversiones		11,371	810,448
Banco Santander Chile		15,830,828	1,276,991
Cencosud SA		312,321	631,024
Colbun SA (a)		1,983,351	450,624
Compania Cervecerias Unidas SA		31,789	432,142
Compania de Petroleos de Chile SA (COPEC)		92,822	1,273,861
CorpBanca SA		29,459,530	296,033
Empresa Nacional de Telecomunicaciones SA (ENTEL)		36,074	347,538
Empresas CMPC SA		280,218	1,012,682
Enel Chile SA		6,082,202	640,866
Enersis SA		6,856,729	1,401,039
LATAM Airlines Group SA		67,157	802,750
S.A.C.I. Falabella		172,825	1,387,502

TOTAL CHILE			11,947,010

China - 2.7%
Agricultural Bank of China Ltd. (H Shares)		7,062,000	3,343,521
Air China Ltd. (H Shares)		392,000	392,448
Aluminum Corp. of China Ltd. (H Shares) (a)		978,000	361,121
Angang Steel Co. Ltd. (H Shares)		222,000	166,999
Anhui Conch Cement Co. Ltd. (H Shares)		306,500	1,671,448
Anxin Trust Co. Ltd. Class A		38,000	22,741
AVIC Capital Co. Ltd. Class A		60,100	39,105
AviChina Industry & Technology Co. Ltd. (H Shares)		456,000	304,221
Baic Motor Corp. Ltd. (d)		356,500	232,642
Bank Communications Co. Ltd. (H Shares)		2,192,000	1,863,325
Bank of Beijing Co. Ltd. Class A		219,216	195,308
Bank of China Ltd. (H Shares)		18,514,000	8,607,932
Bank of Guiyang Co. Ltd. Class A		68,300	112,733
Bank of Hangzhou Co. Ltd. Class A		38,780	45,026
Bank of Jiangsu Co. Ltd. Class A		210,000	194,619
Bank of Nanjing Co. Ltd. Class A		38,800	40,417
Bank of Ningbo Co. Ltd. Class A		18,500	48,177
Bank of Shanghai Co. Ltd. Class A		108,400	186,199
Baoshan Iron & Steel Co. Ltd.		38,500	40,277
BBMG Corp. (H Shares)		487,000	167,067
Beijing Capital International Airport Co. Ltd. (H Shares)		358,000	335,806
Beijing Tongrentang Co. Ltd. Class A		7,500	29,526
BOE Technology Group Co. Ltd. Class A		80,900	30,907
BYD Co. Ltd. (H Shares) (b)		152,000	899,621
CGN Power Co. Ltd. (H Shares) (d)		2,192,000	573,618
Changjiang Securities Co. Ltd. Class A		53,700	42,634
China Cinda Asset Management Co. Ltd. (H Shares)		2,122,000	549,100
China CITIC Bank Corp. Ltd. (H Shares)		1,945,000	1,267,158
China Coal Energy Co. Ltd. (H Shares)		387,000	163,477
China Communications Construction Co. Ltd. (H Shares)		1,001,000	1,004,434
China Communications Services Corp. Ltd. (H Shares)		526,000	493,819
China Construction Bank Corp. (H Shares)		22,219,000	20,014,912
China Eastern Airlines Corp. Ltd. (H Shares)		288,000	177,377
China Everbright Bank Co. Ltd. (H Shares)		585,000	282,399
China Fortune Land Development Co. Ltd. Class A		11,300	46,021
China Galaxy Securities Co. Ltd. (H Shares)		784,000	406,864
China Huarong Asset Management Co. Ltd. (d)		2,064,000	420,269
China International Capital Corp. Ltd. Class H (d)		263,600	528,516
China International Marine Containers (Group) Ltd. (H Shares)		87,000	93,230
China International Travel Service Corp. Ltd. (A Shares)		5,200	42,293
China Life Insurance Co. Ltd. (H Shares)		1,783,000	4,427,575
China Longyuan Power Grid Corp. Ltd. (H Shares)		663,000	496,325
China Merchants Bank Co. Ltd. (H Shares)		985,751	4,345,935
China Merchants Securities Co. Ltd. Class A		22,100	47,526
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A		14,900	42,849
China Minsheng Banking Corp. Ltd. (H Shares)		1,482,300	1,135,568
China Molybdenum Co. Ltd. (H Shares)		888,000	361,769
China National Building Materials Co. Ltd. (H Shares)		849,000	677,501
China National Nuclear Power Co. Ltd. Class A		65,000	52,285
China Oilfield Services Ltd. (H Shares)		394,000	390,433
China Pacific Insurance (Group) Co. Ltd. (H Shares)		656,800	2,312,872
China Petroleum & Chemical Corp. (H Shares)		5,994,000	5,012,152
China Railway Construction Corp. Ltd. (H Shares)		492,000	683,235
China Railway Group Ltd. (H Shares)		823,000	770,736
China Railway Signal & Communications Corp. (d)		293,000	232,517
China Reinsurance Group Corp.		1,096,000	247,672
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.		32,400	106,762
China Shenhua Energy Co. Ltd. (H Shares)		814,000	2,071,689
China Shipping Development Co. Ltd. (H Shares)		242,000	137,624
China Southern Airlines Ltd. (H Shares)		402,000	288,073
China State Construction Engineering Corp. Ltd. Class A		240,860	219,983
China Telecom Corp. Ltd. (H Shares)		3,252,000	1,765,579
China Tower Corp. Ltd. Class H (d)		8,906,000	1,912,561
China United Network Communications Ltd. Class A		100,000	79,244
China Vanke Co. Ltd. (H Shares)		336,600	1,364,944
China Yangtze Power Co. Ltd. Class A		78,000	191,252
Chongqing Changan Automobile Co. Ltd. (B Shares)		189,300	96,011
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		481,000	279,412
CITIC Securities Co. Ltd. (H Shares)		550,000	1,125,955
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)		532,000	215,785
CRRC Corp. Ltd. (H Shares)		1,083,950	1,092,160
Daqin Railway Co. Ltd. (A Shares)		50,700	64,692
Datang International Power Generation Co. Ltd. (H Shares)		558,000	145,628
Dong E-E-Jiao Co. Ltd. Class A		25,100	153,766
Dongfeng Motor Group Co. Ltd. (H Shares)		562,000	589,166
Everbright Securities Co. Ltd. Class A		30,900	42,794
Focus Media Information Technology Co. Ltd. Class A		32,640	26,499
Foshan Haitian Flavouring & Food Co. Ltd. Class A		4,800	51,791
Founder Securities Co. Ltd. Class A		52,800	48,224
Fuyao Glass Industries Group Co. Ltd. (d)		110,400	385,031
GD Power Development Co. Ltd. Class A		302,700	108,417
Gemdale Corp. Class A		97,900	160,128
GF Securities Co. Ltd. (H Shares)		360,000	517,129
Great Wall Motor Co. Ltd. (H Shares) (b)		642,500	437,405
Gree Electric Appliances, Inc. of Zhuhai Class A (a)		6,900	42,991
Greenland Holdings Corp. Ltd. Class A		152,300	145,691
Guangzhou Automobile Group Co. Ltd. (H Shares)		640,000	695,095
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A		19,200	95,989
Guangzhou R&F Properties Co. Ltd. (H Shares)		209,200	417,340
Guosen Securities Co. Ltd. Class A		123,100	153,581
Guotai Junan Securities Co. Ltd.:
Class A		18,000	45,048
Class H (d)		156,800	335,549
Haitong Securities Co. Ltd. (H Shares)		741,200	838,950
Hangzhou Hikvision Digital Technology Co. Ltd. Class A		44,400	198,981
Henan Shuanghui Investment & Development Co. Ltd. Class A		11,600	43,278
Huaan Securities Co. Ltd. Class A		217,800	158,292
Huadian Power International Corp. Ltd. (H Shares)		328,000	152,713
Huadong Medicine Co. Ltd. Class A		6,300	24,943
Huaneng Power International, Inc. (H Shares)		946,000	594,602
Huaneng Renewables Corp. Ltd. (H Shares)		1,058,000	305,096
Huatai Securities Co. Ltd. (H Shares) (d)		390,400	730,899
Huaxia Bank Co. Ltd. Class A		190,800	215,550
Huayu Automotive Systems Co. Ltd. Class A		12,631	38,096
Industrial & Commercial Bank of China Ltd. (H Shares)		16,204,000	12,588,307
Industrial Bank Co. Ltd. Class A		138,400	338,730
Industrial Securities Co. Ltd. Class A		50,000	36,414
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		12,100	43,663
Inner Mongolia Baotou Steel Union Co. Ltd. Class A		176,600	38,742
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		282,000	326,838
Jiangsu Expressway Co. Ltd. (H Shares)		234,000	338,775
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		15,500	136,592
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A		2,700	38,078
Jiangxi Copper Co. Ltd. (H Shares)		270,000	343,260
Kangmei Pharmaceutical Co. Ltd. Class A		12,200	10,633
Kweichow Moutai Co. Ltd. (A Shares)		4,900	504,274
Legend Holdings Corp. (d)		100,800	263,687
Luxshare Precision Industry Co. Ltd. Class A		17,550	42,875
Luzhou Laojiao Co. Ltd. Class A		4,700	29,929
Maanshan Iron & Steel Co. Ltd. Class A		481,600	259,458
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A		12,720	28,949
Metallurgical Corp. China Ltd. (H Shares)		590,000	161,807
Midea Group Co. Ltd. Class A		33,700	218,923
NARI Technology Co. Ltd. Class A		61,400	175,473
New China Life Insurance Co. Ltd. (H Shares)		194,500	828,119
Orient Securities Co. Ltd. Class A		27,500	32,873
People's Insurance Co. of China Group (H Shares)		1,604,000	666,380
PetroChina Co. Ltd. (H Shares)		4,964,000	3,203,841
PICC Property & Casualty Co. Ltd. (H Shares)		1,612,933	1,670,292
Ping An Bank Co. Ltd. Class A		113,400	187,849
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,247,500	12,145,111
Poly Developments & Holdings Class A		25,400	48,823
Postal Savings Bank of China Co. Ltd. (d)		552,000	310,640
Power Construction Corp. of China Ltd. Class A		60,300	44,995
Qingdao Haier Co. Ltd.		17,100	40,831
SAIC Motor Corp. Ltd.		47,700	189,354
Sany Heavy Industry Co. Ltd. Class A		38,500	52,400
SDIC Power Holdings Co. Ltd. Class A		45,700	55,447
Shandong Buchang Pharmaceuticals Co. Ltd. Class A		28,700	102,323
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		436,000	365,308
Shanghai Construction Group Co. Ltd. Class A		100,000	47,457
Shanghai Electric Group Co. Ltd. (H Shares)		598,000	209,113
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		137,500	421,033
Shanghai International Airport Co. Ltd. (A Shares)		6,100	44,880
Shanghai International Port Group Co. Ltd. Class A		48,000	38,467
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		206,040	280,214
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)		184,700	394,136
Shanghai Pudong Development Bank Co. Ltd.		152,300	243,878
Shanghaioriental Pearl Media Co. Ltd.		22,490	33,160
Shenwan Hongyuan Group Co. Ltd. Class A		305,100	201,251
Shenzhen Overseas Chinese Town Co. Ltd. Class A		40,200	38,395
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A		37,500	110,976
Sichuan Chuantou Energy Co. Ltd. class A		36,436	49,482
Sinopec Engineering Group Co. Ltd. (H Shares)		263,000	258,521
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		669,000	317,868
Sinopharm Group Co. Ltd. (H Shares)		287,200	1,283,519
Sinotrans Ltd. (H Shares)		406,000	186,922
Suning.com Co. Ltd. Class A		20,800	32,314
Tong Ren Tang Technologies Co. Ltd. (H Shares)		113,000	152,028
TravelSky Technology Ltd. (H Shares)		196,000	532,378
Tsingtao Brewery Co. Ltd. (H Shares)		78,000	343,234
Weichai Power Co. Ltd. (H Shares)		410,600	554,161
Weifu High-Technology Group Co. Ltd. Class A		60,800	171,671
Wuliangye Yibin Co. Ltd. Class A		18,300	164,680
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)		130,800	157,543
Yanzhou Coal Mining Co. Ltd. (H Shares)		392,000	360,399
Yonghui Superstores Co. Ltd. Class A		34,200	41,137
Yunnan Baiyao Group Co. Ltd.		2,700	31,320
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A		2,498	32,947
Zhaojin Mining Industry Co. Ltd. (H Shares)		207,000	217,301
Zhejiang Century Huatong Group Co. Ltd. Class A		14,560	41,697
Zhejiang Expressway Co. Ltd. (H Shares)		272,000	280,057
Zhejiang Zheneng Electric Power Co. Ltd. Class A		60,802	40,651
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)(d)		56,900	197,018
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		132,500	737,050
Zijin Mng Group Co. Ltd. (H Shares)		1,420,000	532,914
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A		288,100	159,941
ZTE Corp. (H Shares)		187,880	380,937

TOTAL CHINA			130,775,288

Colombia - 0.1%
Bancolombia SA		47,669	511,847
Cementos Argos SA		86,907	226,154
Ecopetrol SA		1,103,450	1,037,705
Grupo de Inversiones Suramerica SA		58,462	649,201
Interconexion Electrica SA ESP		99,251	444,951
Inversiones Argos SA		61,982	370,495

TOTAL COLOMBIA			3,240,353

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		37,043	933,303
Komercni Banka A/S		15,733	633,393
MONETA Money Bank A/S (d)		112,549	382,593

TOTAL CZECH REPUBLIC			1,949,289

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A		955	1,191,114
Series B		1,434	1,917,812
Carlsberg A/S Series B		24,710	2,823,935
Christian Hansen Holding A/S		23,056	2,184,565
Coloplast A/S Series B		27,342	2,495,087
Danske Bank A/S		165,855	3,064,137
DONG Energy A/S (d)		43,318	3,114,826
DSV de Sammensluttede Vognmaend A/S		43,608	3,472,647
Genmab A/S (a)		14,401	2,099,290
H Lundbeck A/S		15,759	690,290
ISS Holdings A/S		37,446	1,057,805
Novo Nordisk A/S Series B		419,479	19,659,339
Novozymes A/S Series B		50,989	2,127,148
Pandora A/S		24,347	1,054,151
Tryg A/S		27,106	691,115
Vestas Wind Systems A/S		45,165	3,725,434
William Demant Holding A/S (a)		21,702	684,093

TOTAL DENMARK			52,052,788

Egypt - 0.0%
Commercial International Bank SAE		149,500	701,923
Commercial International Bank SAE sponsored GDR		82,964	402,790
Eastern Tobacco Co.		224,915	213,720
Elsewedy Electric Co.		155,990	154,578

TOTAL EGYPT			1,473,011

Finland - 0.8%
Elisa Corp. (A Shares)		33,502	1,401,561
Fortum Corp.		102,540	2,326,220
Kone Oyj (B Shares)		77,355	3,753,233
Metso Corp.		25,863	757,831
Neste Oyj		29,511	2,706,992
Nokia Corp.		1,297,962	8,200,087
Nokian Tyres PLC		27,160	902,154
Nordea Bank ABP		699,663	6,353,789
Orion Oyj (B Shares)		24,022	847,689
Sampo Oyj (A Shares)		100,402	4,599,954
Stora Enso Oyj (R Shares)		131,302	1,766,316
UPM-Kymmene Corp.		123,410	3,568,103
Wartsila Corp.		99,523	1,620,427

TOTAL FINLAND			38,804,356

France - 6.4%
Accor SA		44,748	1,947,842
Aeroports de Paris		6,659	1,274,380
Air Liquide SA		90,094	10,937,371
Alstom SA		36,729	1,478,968
Amundi SA (d)		14,848	853,150
Arkema SA		15,607	1,481,264
Atos Origin SA		22,410	2,044,857
AXA SA		443,390	10,282,297
BIC SA		6,163	617,593
bioMerieux SA		9,530	673,026
BNP Paribas SA		258,972	12,142,819
Bollore SA		205,393	846,804
Bouygues SA		51,332	1,816,692
Bureau Veritas SA		60,279	1,338,510
Capgemini SA		37,272	4,115,985
Carrefour SA		137,065	2,711,750
Casino Guichard Perrachon SA (b)		12,075	594,443
CNP Assurances		38,329	870,408
Compagnie de St. Gobain		115,374	3,981,328
Covivio		10,102	1,032,554
Credit Agricole SA		264,762	3,023,959
Danone SA		141,597	10,304,269
Dassault Aviation SA		604	899,431
Dassault Systemes SA		30,339	3,804,235
Edenred SA		55,488	2,250,850
EDF SA (a)		5,248	86,679
EDF SA		133,419	2,203,625
Eiffage SA		18,407	1,725,944
ENGIE		419,798	6,719,804
Essilor International SA		66,181	8,383,757
Eurazeo SA		10,618	788,753
Eutelsat Communications		42,577	901,572
Faurecia SA		16,904	738,332
Gecina SA		10,783	1,582,273
Groupe Eurotunnel SA		106,169	1,553,039
Hermes International SCA		7,256	4,355,256
ICADE		7,219	608,147
Iliad SA		5,900	675,989
Imerys SA		7,641	402,311
Ingenico SA		13,658	744,285
Ipsen SA		8,626	1,086,065
JCDecaux SA		16,082	476,385
Kering SA		17,495	8,760,840
Klepierre SA		45,985	1,576,928
L'Oreal SA (a)		5,097	1,228,505
L'Oreal SA		52,711	12,704,679
Legrand SA		61,658	3,652,897
LVMH Moet Hennessy - Louis Vuitton SA		63,951	20,515,507
Michelin CGDE Series B		39,296	4,268,409
Natixis SA		213,962	1,095,197
Orange SA		456,369	7,078,469
Pernod Ricard SA		48,948	8,123,753
Peugeot Citroen SA		136,135	3,426,484
Publicis Groupe SA		48,996	2,991,695
Remy Cointreau SA		5,064	588,320
Renault SA		44,500	3,150,311
Rexel SA		70,995	809,358
Safran SA		76,928	10,107,515
Sanofi SA		260,036	22,601,786
Sartorius Stedim Biotech		6,112	673,695
Schneider Electric SA		126,834	9,020,646
SCOR SE		36,977	1,555,984
SEB SA		4,897	751,084
Societe Generale Series A		177,565	5,536,390
Sodexo SA		18,475	1,924,330
Sodexo SA (a)		2,580	268,729
SR Teleperformance SA		13,453	2,314,365
Suez Environnement SA		89,029	1,139,781
Thales SA		24,511	2,711,824
Total SA		550,665	30,188,087
Ubisoft Entertainment SA (a)		17,834	1,582,706
Valeo SA		57,349	1,794,085
Veolia Environnement SA		124,215	2,618,891
VINCI SA		116,333	10,236,199
Vivendi SA		240,574	6,134,392
Wendel SA		6,852	835,258

TOTAL FRANCE			306,324,100

Germany - 5.2%
adidas AG		43,456	10,330,943
Allianz SE		98,690	20,939,320
Axel Springer Verlag AG		12,108	740,061
BASF AG		211,513	15,494,950
Bayer AG		215,399	16,326,350
Bayerische Motoren Werke AG (BMW)		75,423	6,341,741
Beiersdorf AG		23,023	2,300,541
Brenntag AG		34,752	1,645,426
Commerzbank AG (a)		237,125	1,699,319
Continental AG		25,431	4,019,027
Covestro AG (d)		45,001	2,481,662
Daimler AG (Germany)		210,117	12,424,226
Delivery Hero AG (a)(d)		20,400	751,865
Deutsche Bank AG		455,683	4,040,118
Deutsche Borse AG		44,490	5,923,753
Deutsche Lufthansa AG		54,823	1,384,274
Deutsche Post AG		228,653	6,753,526
Deutsche Telekom AG		763,828	12,420,509
Deutsche Wohnen AG (Bearer)		82,009	4,091,684
Drillisch AG (b)		11,681	485,066
E.ON AG		506,776	5,633,516
Evonik Industries AG		36,901	1,007,772
Fraport AG Frankfurt Airport Services Worldwide		9,451	745,766
Fresenius Medical Care AG & Co. KGaA		50,058	3,681,774
Fresenius SE & Co. KGaA		96,395	4,998,081
GEA Group AG		36,387	1,000,398
Hannover Reuck SE		13,394	1,930,144
HeidelbergCement Finance AG		34,856	2,413,681
Henkel AG & Co. KGaA		24,117	2,209,726
Hochtief AG		4,856	725,342
Hugo Boss AG		14,531	1,041,840
Infineon Technologies AG		264,103	5,874,570
innogy SE (d)		29,471	1,396,526
KION Group AG		16,286	939,877
Lanxess AG		19,965	1,097,350
Merck KGaA		30,469	3,193,836
Metro Wholesale & Food Specialist AG		42,252	714,060
MTU Aero Engines Holdings AG		12,135	2,614,045
Muenchener Rueckversicherungs AG		34,310	7,656,634
OSRAM Licht AG		23,349	991,775
ProSiebenSat.1 Media AG		53,413	953,453
Puma AG		1,825	1,016,247
RWE AG		119,799	2,967,319
SAP SE		226,406	23,411,575
Siemens AG		175,747	19,267,106
Siemens Healthineers AG (d)		34,879	1,374,332
Symrise AG		28,554	2,372,779
Telefonica Deutschland Holding AG		182,919	640,669
Thyssenkrupp AG		102,776	1,819,851
TUI AG		7,441	113,276
TUI AG (GB)		91,660	1,387,353
Uniper SE		45,760	1,323,564
United Internet AG		27,585	1,092,137
Volkswagen AG		8,445	1,469,254
Vonovia SE		113,344	5,683,626
Wirecard AG		27,202	4,505,294
Zalando SE (a)(b)(d)		27,358	834,517

TOTAL GERMANY			250,693,426

Greece - 0.1%
Alpha Bank AE (a)		369,831	369,548
Ff Group (a)(c)		6,325	27,800
Greek Organization of Football Prognostics SA		47,694	465,384
Hellenic Telecommunications Organization SA		54,514	683,244
Jumbo SA		29,422	480,899
Motor Oil (HELLAS) Corinth Refineries SA		13,401	333,619
Titan Cement Co. SA (Reg.)		8,915	200,613

TOTAL GREECE			2,561,107

Hong Kong - 2.7%
AIA Group Ltd.		2,787,200	25,167,060
Bank of East Asia Ltd.		293,645	990,484
Beijing Enterprises Holdings Ltd.		114,000	648,060
BOC Hong Kong (Holdings) Ltd.		859,500	3,321,039
BYD Electronic International Co. Ltd.		156,000	193,290
China Agri-Industries Holdings Ltd.		399,000	142,057
China Everbright International Ltd.		728,481	735,638
China Everbright Ltd.		176,000	332,126
China Jinmao Holdings Group Ltd.		1,164,000	590,867
China Merchants Holdings International Co. Ltd.		309,123	612,972
China Mobile Ltd.		1,416,500	14,897,817
China Overseas Land and Investment Ltd.		898,000	3,387,374
China Power International Development Ltd.		842,000	217,276
China Resources Beer Holdings Co. Ltd.		353,162	1,241,276
China Resources Pharmaceutical Group Ltd. (d)		381,000	543,332
China Resources Power Holdings Co. Ltd.		416,523	834,851
China Taiping Insurance Group Ltd.		356,777	984,894
China Travel International Investment HK Ltd.		430,000	124,527
China Unicom Ltd.		1,466,000	1,679,272
CITIC Pacific Ltd.		1,350,000	2,045,068
CLP Holdings Ltd.		378,500	4,408,414
CNOOC Ltd.		4,131,000	6,904,640
CSPC Pharmaceutical Group Ltd.		1,106,000	1,908,064
Far East Horizon Ltd.		436,000	450,703
Fosun International Ltd.		643,000	964,799
Galaxy Entertainment Group Ltd.		553,000	3,850,343
Guangdong Investment Ltd.		654,000	1,248,931
Hang Lung Group Ltd.		191,000	561,302
Hang Lung Properties Ltd.		482,000	1,055,409
Hang Seng Bank Ltd.		177,100	4,074,519
Henderson Land Development Co. Ltd.		295,750	1,681,255
Hong Kong & China Gas Co. Ltd.		2,117,891	4,602,275
Hong Kong Exchanges and Clearing Ltd.		275,064	8,606,511
Hua Hong Semiconductor Ltd. (d)		88,000	196,443
Hysan Development Co. Ltd.		155,020	806,702
Lenovo Group Ltd.		1,702,000	1,242,547
Link (REIT)		487,047	5,353,691
MMG Ltd. (a)		488,000	179,901
MTR Corp. Ltd.		351,476	1,965,723
New World Development Co. Ltd.		1,369,354	2,159,676
PCCW Ltd.		1,050,913	625,597
Power Assets Holdings Ltd.		321,000	2,162,428
Shanghai Industrial Holdings Ltd.		98,000	206,411
Shenzhen Investment Ltd.		610,000	212,783
Sino Land Ltd.		765,887	1,377,284
Sino-Ocean Group Holding Ltd.		847,591	416,600
Sinotruk Hong Kong Ltd.		139,000	257,453
SJM Holdings Ltd.		422,000	445,688
Sun Art Retail Group Ltd.		498,872	495,839
Sun Hung Kai Properties Ltd.		367,781	6,168,625
Swire Pacific Ltd. (A Shares)		114,500	1,356,048
Swire Properties Ltd.		268,600	1,048,394
Techtronic Industries Co. Ltd.		326,500	1,905,960
Wharf Holdings Ltd.		294,000	888,616
Wheelock and Co. Ltd.		195,000	1,250,072
Winteam Pharmaceutical Group Ltd.		516,000	336,806
Yuexiu Property Co. Ltd.		1,356,000	263,591

TOTAL HONG KONG			130,329,323

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		88,498	1,058,684
OTP Bank PLC		51,774	2,132,692
Richter Gedeon PLC		36,264	772,519

TOTAL HUNGARY			3,963,895

India - 2.1%
Adani Ports & Special Economic Zone Ltd. (a)		112,328	536,075
Ambuja Cements Ltd.		146,181	432,404
Ashok Leyland Ltd.		245,885	281,714
Asian Paints Ltd.		68,072	1,355,109
Aurobindo Pharma Ltd.		59,680	662,569
Avenue Supermarts Ltd. (a)(d)		27,205	527,097
Axis Bank Ltd. (a)		417,205	4,249,071
Bajaj Auto Ltd.		18,207	655,449
Bajaj Finance Ltd.		40,501	1,469,617
Bajaj Finserv Ltd.		8,304	712,897
Bharat Forge Ltd.		44,856	311,640
Bharat Petroleum Corp. Ltd.		184,915	900,210
Bharti Airtel Ltd.		327,191	1,412,786
Bharti Infratel Ltd.		67,471	277,880
Bosch Ltd. (a)		1,570	417,097
Britannia Industries Ltd.		14,287	643,821
Cadila Healthcare Ltd.		48,498	217,988
Cipla Ltd. (a)		78,012	568,709
Coal India Ltd.		165,419	523,695
Container Corp. of India Ltd.		43,802	404,625
Dabur India Ltd.		117,009	731,554
Divi's Laboratories Ltd.		17,671	375,085
Dr. Reddy's Laboratories Ltd.		28,057	1,076,473
Eicher Motors Ltd.		2,941	787,710
GAIL India Ltd. (a)		173,358	811,455
Glenmark Pharmaceuticals Ltd.		33,104	304,005
Godrej Consumer Products Ltd.		81,735	817,004
Grasim Industries Ltd. (a)		74,087	752,772
Havells India Ltd. (a)		58,070	583,851
HCL Technologies Ltd.		130,711	1,851,616
Hero Motocorp Ltd.		10,412	383,546
Hindalco Industries Ltd.		266,881	784,170
Hindustan Petroleum Corp. Ltd.		155,166	510,587
Hindustan Unilever Ltd.		149,735	3,720,691
Housing Development Finance Corp. Ltd.		370,558	10,038,644
ICICI Bank Ltd.		550,931	2,836,560
Indiabulls Housing Finance Ltd.		61,357	574,746
Indian Oil Corp. Ltd.		317,874	613,036
Infosys Ltd.		801,407	8,464,320
Infosys Ltd. sponsored ADR		4,614	49,831
InterGlobe Aviation Ltd. (d)		21,410	358,382
ITC Ltd.		787,287	3,091,566
JSW Steel Ltd.		185,305	717,091
Larsen & Toubro Ltd.		109,677	2,031,405
LIC Housing Finance Ltd.		62,957	398,228
Lupin Ltd. (a)		49,658	612,817
Mahindra & Mahindra Financial Services Ltd. (a)		68,416	389,998
Mahindra & Mahindra Ltd.		175,240	1,679,424
Marico Ltd.		112,994	583,999
Maruti Suzuki India Ltd.		24,144	2,259,638
Motherson Sumi Systems Ltd.		240,998	477,513
Nestle India Ltd.		5,044	817,294
NTPC Ltd.		446,887	879,793
Oil & Natural Gas Corp. Ltd.		306,757	610,618
Page Industries Ltd.		1,208	397,843
Petronet LNG Ltd.		127,405	408,734
Pidilite Industries Ltd.		30,880	487,287
Piramal Enterprises Ltd.		18,185	520,858
Power Grid Corp. of India Ltd.		378,174	1,005,124
Rec Ltd.		157,752	277,222
Reliance Industries Ltd.		656,778	11,358,020
Shree Cement Ltd.		2,037	451,111
Shriram Transport Finance Co. Ltd.		32,753	468,655
State Bank of India (a)		419,856	1,737,468
Sun Pharmaceutical Industries Ltd.		200,165	1,194,474
Tata Consultancy Services Ltd.		207,238	5,882,160
Tata Motors Ltd. (a)		387,783	998,490
Tata Power Co. Ltd.		245,049	246,223
Tata Steel Ltd.		77,875	523,154
Tech Mahindra Ltd. (a)		105,458	1,087,721
Titan Co. Ltd.		75,195	1,055,231
Ultratech Cemco Ltd. (a)		22,730	1,127,323
United Spirits Ltd. (a)		64,909	493,769
UPL Ltd. (a)		78,020	864,751
Vedanta Ltd.		317,587	883,255
Vodafone Idea Ltd. (a)		459,631	194,967
Wipro Ltd.		268,686	1,397,955
Yes Bank Ltd.		382,818	1,047,139
Zee Entertainment Enterprises Ltd.		119,290	639,150

TOTAL INDIA			102,283,959

Indonesia - 0.6%
PT Adaro Energy Tbk		3,182,400	316,589
PT Astra International Tbk		4,673,700	2,826,464
PT Bank Central Asia Tbk		2,264,800	4,566,881
PT Bank Danamon Indonesia Tbk Series A		641,100	417,535
PT Bank Mandiri (Persero) Tbk		4,325,600	2,318,193
PT Bank Negara Indonesia (Persero) Tbk		1,790,200	1,162,717
PT Bank Rakyat Indonesia Tbk		12,821,100	3,532,742
PT Bank Tabungan Negara Tbk		811,400	159,115
PT Bumi Serpong Damai Tbk (a)		1,483,600	141,219
PT Charoen Pokphand Indonesia Tbk		1,665,100	881,857
PT Gudang Garam Tbk		119,300	714,220
PT Hanjaya Mandala Sampoerna Tbk		2,116,400	580,126
PT Indah Kiat Pulp & Paper Tbk		610,800	568,288
PT Indocement Tunggal Prakarsa Tbk		467,800	643,654
PT Indofood CBP Sukses Makmur Tbk		505,600	389,897
PT Indofood Sukses Makmur Tbk		1,123,800	623,328
PT Jasa Marga Tbk		504,596	177,678
PT Kalbe Farma Tbk		4,982,100	570,503
PT Pabrik Kertas Tjiwi Kimia Tbk		304,600	293,755
PT Pakuwon Jati Tbk		3,488,300	162,276
PT Perusahaan Gas Negara Tbk Series B		2,411,600	443,572
PT Semen Gresik (Persero) Tbk		696,100	631,459
PT Surya Citra Media Tbk		1,168,600	157,653
PT Tambang Batubara Bukit Asam Tbk		634,600	195,751
PT Telekomunikasi Indonesia Tbk Series B		11,652,000	3,251,828
PT Tower Bersama Infrastructure Tbk		509,900	179,546
PT Unilever Indonesia Tbk		340,500	1,218,465
PT United Tractors Tbk		368,900	679,188

TOTAL INDONESIA			27,804,499

Ireland - 0.4%
AIB Group PLC		190,158	848,854
Bank Ireland Group PLC		218,795	1,309,763
CRH PLC		191,861	5,522,642
CRH PLC sponsored ADR		769	22,178
DCC PLC (United Kingdom)		23,066	1,883,272
James Hardie Industries PLC CDI		106,100	1,182,312
Kerry Group PLC Class A		36,775	3,756,770
Kingspan Group PLC (Ireland)		35,892	1,466,627
Paddy Power Betfair PLC (Ireland)		18,481	1,511,407
Ryanair Holdings PLC (a)		13,206	166,087
Ryanair Holdings PLC sponsored ADR (a)		3,659	259,789
Smurfit Kappa Group PLC		50,882	1,466,472

TOTAL IRELAND			19,396,173

Isle of Man - 0.1%
Gaming VC Holdings SA		124,860	1,100,510
Genting Singapore Ltd.		1,394,100	1,139,140
NEPI Rockcastle PLC		82,016	775,654

TOTAL ISLE OF MAN			3,015,304

Israel - 0.4%
Azrieli Group		9,136	486,034
Bank Hapoalim BM (Reg.)		253,758	1,716,454
Bank Leumi le-Israel BM		346,269	2,285,060
Bezeq The Israel Telecommunication Corp. Ltd.		454,643	364,305
Check Point Software Technologies Ltd. (a)		28,890	3,233,369
Elbit Systems Ltd. (Israel)		5,576	688,995
Israel Chemicals Ltd. (b)		155,598	900,969
Mizrahi Tefahot Bank Ltd.		34,773	645,749
NICE Systems Ltd. (a)		12,712	1,399,060
NICE Systems Ltd. sponsored ADR (a)		976	107,311
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		223,970	4,445,805
Wix.com Ltd. (a)		10,068	1,100,936

TOTAL ISRAEL			17,374,047

Italy - 1.2%
Assicurazioni Generali SpA		266,302	4,662,058
Atlantia SpA		114,029	2,693,883
Davide Campari-Milano SpA		130,968	1,176,012
Enel SpA		1,866,138	11,278,796
Eni SpA		581,989	9,868,112
Intesa Sanpaolo SpA		3,439,652	7,870,360
Leonardo SpA		93,629	906,425
Mediobanca SpA		140,897	1,227,883
Moncler SpA		40,648	1,530,696
Pirelli & C. S.p.A. (a)(d)		99,701	650,928
Poste Italiane SpA (d)		121,520	1,045,136
Prysmian SpA		55,562	1,191,158
Recordati SpA		24,518	887,923
Snam Rete Gas SpA		522,638	2,494,542
Telecom Italia SpA (a)		2,605,142	1,449,516
Terna SpA		323,832	1,991,175
UniCredit SpA		466,234	5,383,476

TOTAL ITALY			56,308,079

Japan - 15.8%
ABC-MART, Inc.		7,200	412,467
ACOM Co. Ltd.		78,700	275,278
AEON Co. Ltd.		141,300	2,864,917
AEON Financial Service Co. Ltd.		28,600	553,227
AEON MALL Co. Ltd.		21,570	357,635
Agc, Inc.		41,400	1,400,588
Air Water, Inc.		31,200	519,308
Aisin Seiki Co. Ltd.		38,600	1,520,257
Ajinomoto Co., Inc.		107,700	1,859,846
Alfresa Holdings Corp.		43,200	1,188,620
All Nippon Airways Ltd.		26,700	982,452
Alps Electric Co. Ltd.		52,600	1,104,395
Amada Holdings Co. Ltd.		79,600	798,010
Aozora Bank Ltd.		27,200	836,539
Asahi Group Holdings		84,100	3,509,153
ASAHI INTECC Co. Ltd.		21,700	940,317
Asahi Kasei Corp.		290,900	3,183,409
Asics Corp.		35,900	517,448
Astellas Pharma, Inc.		438,800	6,511,016
Bandai Namco Holdings, Inc.		46,500	2,046,982
Bank of Kyoto Ltd.		11,300	479,803
Benesse Holdings, Inc.		15,700	409,490
Bridgestone Corp.		139,100	5,348,183
Brother Industries Ltd.		52,100	876,265
Calbee, Inc.		18,500	592,747
Canon, Inc.		227,700	6,548,702
Casio Computer Co. Ltd.		47,000	624,365
Central Japan Railway Co.		33,100	7,138,113
Chiba Bank Ltd.		138,100	839,313
Chubu Electric Power Co., Inc.		140,300	2,214,789
Chugai Pharmaceutical Co. Ltd.		52,200	3,076,649
Chugoku Electric Power Co., Inc.		61,700	842,303
Coca-Cola West Co. Ltd.		29,500	908,630
Concordia Financial Group Ltd.		244,500	1,005,609
Credit Saison Co. Ltd.		34,400	451,614
CyberAgent, Inc.		23,600	758,320
Dai Nippon Printing Co. Ltd.		56,200	1,298,134
Dai-ichi Mutual Life Insurance Co.		248,800	4,018,945
Daicel Chemical Industries Ltd.		65,700	687,611
Daifuku Co. Ltd.		24,500	1,223,594
Daiichi Sankyo Kabushiki Kaisha		132,000	4,565,013
Daikin Industries Ltd.		57,700	6,245,515
Dainippon Sumitomo Pharma Co. Ltd.		36,900	862,496
Daito Trust Construction Co. Ltd.		16,800	2,335,882
Daiwa House Industry Co. Ltd.		130,700	4,232,076
Daiwa House REIT Investment Corp.		387	910,254
Daiwa Securities Group, Inc.		376,500	1,872,735
DeNA Co. Ltd.		26,000	458,297
DENSO Corp.		99,300	4,547,243
Dentsu, Inc.		50,100	2,373,339
Disco Corp.		6,400	944,797
East Japan Railway Co.		69,900	6,468,598
Eisai Co. Ltd.		58,600	4,529,294
Electric Power Development Co. Ltd.		34,900	870,538
FamilyMart Co. Ltd.		15,800	1,845,086
Fanuc Corp.		44,800	7,619,656
Fast Retailing Co. Ltd.		13,500	6,175,855
Fuji Electric Co. Ltd.		27,200	836,539
Fujifilm Holdings Corp.		88,300	3,781,680
Fujitsu Ltd.		45,400	3,035,975
Fukuoka Financial Group, Inc.		34,600	762,677
Hakuhodo DY Holdings, Inc.		55,100	844,774
Hamamatsu Photonics K.K.		31,800	1,135,662
Hankyu Hanshin Holdings, Inc.		53,900	1,919,963
Hikari Tsushin, Inc.		4,600	733,973
Hino Motors Ltd.		56,100	561,901
Hirose Electric Co. Ltd.		7,683	822,435
Hisamitsu Pharmaceutical Co., Inc.		13,300	677,668
Hitachi Chemical Co. Ltd.		23,000	377,544
Hitachi Construction Machinery Co. Ltd.		23,300	587,821
Hitachi High-Technologies Corp.		15,200	547,019
Hitachi Ltd.		222,400	6,968,567
Hitachi Metals Ltd.		44,800	501,365
Honda Motor Co. Ltd.		374,000	11,228,218
Hoshizaki Corp.		12,600	893,018
Hoya Corp.		88,000	5,088,125
Hulic Co. Ltd.		64,200	591,165
Idemitsu Kosan Co. Ltd.		30,400	1,070,314
IHI Corp.		33,800	1,065,899
Iida Group Holdings Co. Ltd.		35,600	647,451
INPEX Corp.		236,900	2,273,849
Isetan Mitsukoshi Holdings Ltd.		75,400	773,901
Isuzu Motors Ltd.		128,200	1,901,962
Itochu Corp.		324,800	5,938,391
J. Front Retailing Co. Ltd.		51,500	589,112
Japan Airlines Co. Ltd.		28,500	1,037,172
Japan Airport Terminal Co. Ltd.		10,200	389,552
Japan Exchange Group, Inc.		118,700	2,082,494
Japan Post Bank Co. Ltd.		86,200	1,002,666
Japan Post Holdings Co. Ltd.		357,800	4,391,816
Japan Prime Realty Investment Corp.		196	798,035
Japan Real Estate Investment Corp.		293	1,716,172
Japan Retail Fund Investment Corp.		627	1,283,645
Japan Tobacco, Inc.		251,200	6,341,978
JFE Holdings, Inc.		115,200	2,024,791
JGC Corp.		46,400	707,129
JSR Corp.		48,000	773,817
JTEKT Corp.		43,700	565,282
JX Holdings, Inc.		751,300	4,092,921
Kajima Corp.		101,200	1,436,357
Kakaku.com, Inc.		29,400	513,910
Kamigumi Co. Ltd.		26,700	590,256
Kaneka Corp.		10,300	401,882
Kansai Electric Power Co., Inc.		162,300	2,464,487
Kansai Paint Co. Ltd.		42,800	750,498
Kao Corp.		114,200	8,043,538
Kawasaki Heavy Industries Ltd.		33,400	838,641
KDDI Corp.		407,900	10,191,232
Keihan Electric Railway Co., Ltd.		20,700	852,325
Keihin Electric Express Railway Co. Ltd.		52,300	888,752
Keio Corp.		23,400	1,342,667
Keisei Electric Railway Co.		30,300	959,697
Keyence Corp.		22,420	11,497,647
Kikkoman Corp.		34,200	1,811,650
Kintetsu Group Holdings Co. Ltd.		39,600	1,725,059
Kirin Holdings Co. Ltd.		190,300	4,524,921
Kobayashi Pharmaceutical Co. Ltd.		11,800	747,487
Kobe Steel Ltd.		75,300	601,432
Koito Manufacturing Co. Ltd.		23,700	1,420,803
Komatsu Ltd.		213,600	5,624,544
Konami Holdings Corp.		21,100	970,493
Konica Minolta, Inc.		106,100	1,064,653
Kose Corp.		7,400	1,086,307
Kubota Corp.		227,600	3,581,422
Kuraray Co. Ltd.		71,500	1,096,869
Kurita Water Industries Ltd.		22,400	567,583
Kyocera Corp.		74,000	4,153,647
Kyowa Hakko Kirin Co., Ltd.		59,600	1,138,104
Kyushu Electric Power Co., Inc.		84,900	1,049,120
Kyushu Railway Co.		38,300	1,304,503
Lawson, Inc.		11,800	726,904
LINE Corp. (a)(b)		17,900	644,538
Lion Corp.		49,600	1,030,478
LIXIL Group Corp.		59,300	868,880
M3, Inc.		95,000	1,364,930
Makita Corp.		52,500	1,855,635
Marubeni Corp.		362,700	2,819,021
Marui Group Co. Ltd.		45,900	929,588
Maruichi Steel Tube Ltd.		11,200	358,852
Mazda Motor Corp.		129,400	1,432,101
McDonald's Holdings Co. (Japan) Ltd.		16,100	711,696
Mebuki Financial Group, Inc.		174,540	488,728
Medipal Holdings Corp.		41,100	947,083
Meiji Holdings Co. Ltd.		28,200	2,177,296
Minebea Mitsumi, Inc.		91,800	1,501,837
Misumi Group, Inc.		64,400	1,466,257
Mitsubishi Chemical Holdings Corp.		295,600	2,532,241
Mitsubishi Corp.		309,800	9,047,269
Mitsubishi Electric Corp.		422,100	5,311,405
Mitsubishi Estate Co. Ltd.		271,700	4,800,428
Mitsubishi Gas Chemical Co., Inc.		35,600	560,514
Mitsubishi Heavy Industries Ltd.		68,900	2,658,588
Mitsubishi Materials Corp.		25,900	739,490
Mitsubishi Motors Corp. of Japan		147,400	910,720
Mitsubishi Tanabe Pharma Corp.		60,100	938,537
Mitsubishi UFJ Financial Group, Inc.		2,699,600	14,480,439
Mitsubishi UFJ Lease & Finance Co. Ltd.		103,300	527,288
Mitsui & Co. Ltd.		380,200	6,186,867
Mitsui Chemicals, Inc.		42,200	1,055,339
Mitsui Fudosan Co. Ltd.		205,500	4,975,015
Mitsui OSK Lines Ltd.		29,100	724,528
Mizuho Financial Group, Inc.		5,485,000	9,002,845
MonotaRO Co. Ltd.		28,300	600,945
MS&AD Insurance Group Holdings, Inc.		108,800	3,230,289
Murata Manufacturing Co. Ltd.		41,600	6,248,980
Nabtesco Corp.		26,400	694,871
Nagoya Railroad Co. Ltd.		41,100	1,086,693
NEC Corp.		61,100	2,047,418
New Hampshire Foods Ltd.		21,900	864,540
Nexon Co. Ltd. (a)		102,800	1,568,543
NGK Insulators Ltd.		62,800	962,828
NGK Spark Plug Co. Ltd.		38,500	826,376
Nidec Corp.		51,700	6,184,540
Nikon Corp.		72,200	1,235,536
Nintendo Co. Ltd.		26,200	7,946,149
Nippon Building Fund, Inc.		314	2,029,433
Nippon Electric Glass Co. Ltd.		18,200	504,604
Nippon Express Co. Ltd.		17,200	1,086,399
Nippon Paint Holdings Co. Ltd.		34,900	1,166,270
Nippon Prologis REIT, Inc.		389	848,175
Nippon Steel & Sumitomo Metal Corp.		184,970	3,413,263
Nippon Telegraph & Telephone Corp.		159,300	6,848,020
Nippon Yusen KK		35,500	592,509
Nissan Chemical Corp.		29,600	1,570,695
Nissan Motor Co. Ltd.		530,600	4,531,323
Nisshin Seifun Group, Inc.		46,395	933,224
Nissin Food Holdings Co. Ltd.		14,000	888,134
Nitori Holdings Co. Ltd.		18,600	2,417,957
Nitto Denko Corp.		38,600	2,175,846
NKSJ Holdings, Inc.		76,850	2,882,801
Nomura Holdings, Inc.		799,500	3,121,906
Nomura Real Estate Holdings, Inc.		30,400	589,720
Nomura Real Estate Master Fund, Inc.		896	1,282,409
Nomura Research Institute Ltd.		27,302	1,112,884
NSK Ltd.		86,100	837,089
NTT Data Corp.		141,900	1,688,340
NTT DOCOMO, Inc.		303,700	7,296,942
Obayashi Corp.		146,900	1,393,139
OBIC Co. Ltd.		14,500	1,368,465
Odakyu Electric Railway Co. Ltd.		66,900	1,501,680
Oji Holdings Corp.		207,700	1,199,388
Olympus Corp.		67,700	2,778,233
OMRON Corp.		45,900	1,875,189
Ono Pharmaceutical Co. Ltd.		91,400	1,989,109
Oracle Corp. Japan		8,200	596,227
Oriental Land Co. Ltd.		45,900	4,690,080
ORIX Corp.		304,800	4,589,139
Osaka Gas Co. Ltd.		84,200	1,659,650
Otsuka Corp.		24,100	776,599
Otsuka Holdings Co. Ltd.		91,400	3,736,555
Pan Pacific International Hold		26,800	1,557,439
Panasonic Corp.		509,700	4,991,098
Park24 Co. Ltd.		26,100	621,320
Pigeon Corp.		28,200	1,097,709
Pola Orbis Holdings, Inc.		23,300	694,134
Rakuten, Inc.		205,600	1,545,893
Recruit Holdings Co. Ltd.		254,600	6,807,643
Renesas Electronics Corp. (a)		182,900	1,049,461
Resona Holdings, Inc.		480,800	2,427,284
Ricoh Co. Ltd.		156,800	1,666,967
Rinnai Corp.		8,400	555,244
ROHM Co. Ltd.		21,500	1,508,010
Ryohin Keikaku Co. Ltd.		5,400	1,274,088
Sankyo Co. Ltd. (Gunma)		10,400	401,965
Santen Pharmaceutical Co. Ltd.		89,600	1,233,054
SBI Holdings, Inc. Japan		51,430	1,094,466
Secom Co. Ltd.		48,300	4,035,605
Sega Sammy Holdings, Inc.		37,000	519,715
Seibu Holdings, Inc.		51,300	888,713
Seiko Epson Corp.		66,400	1,053,378
Sekisui Chemical Co. Ltd.		81,700	1,269,097
Sekisui House Ltd.		144,200	2,152,575
Seven & i Holdings Co. Ltd.		173,000	7,532,938
Seven Bank Ltd.		130,500	388,175
SG Holdings Co. Ltd.		24,000	642,717
Sharp Corp.		47,700	504,917
Shimadzu Corp.		51,300	1,175,061
Shimamura Co. Ltd.		4,600	397,393
SHIMANO, Inc.		17,200	2,403,342
SHIMIZU Corp.		124,500	1,057,264
Shin-Etsu Chemical Co. Ltd.		83,800	7,065,732
Shinsei Bank Ltd.		35,700	482,446
Shionogi & Co. Ltd.		64,400	3,952,980
Shiseido Co. Ltd.		88,000	5,231,122
Shizuoka Bank Ltd.		95,100	796,247
Showa Denko K.K.		30,500	1,019,233
Showa Shell Sekiyu K.K.		47,300	703,475
SMC Corp.		13,200	4,329,915
SoftBank Corp.		190,400	14,996,621
SoftBank Corp. (a)		386,000	4,759,220
Sohgo Security Services Co., Ltd.		17,400	757,182
Sony Corp.		292,700	14,666,303
Sony Financial Holdings, Inc.		40,600	768,949
Stanley Electric Co. Ltd.		29,900	866,050
Subaru Corp.		142,700	3,343,313
Sumco Corp.		52,000	718,953
Sumitomo Chemical Co. Ltd.		354,300	1,841,026
Sumitomo Corp.		258,000	3,982,805
Sumitomo Electric Industries Ltd.		172,800	2,453,387
Sumitomo Heavy Industries Ltd.		24,800	836,723
Sumitomo Metal Mining Co. Ltd.		52,500	1,511,499
Sumitomo Mitsui Financial Group, Inc.		304,800	11,339,164
Sumitomo Mitsui Trust Holdings, Inc.		76,200	2,886,408
Sumitomo Realty & Development Co. Ltd.		81,600	3,111,176
Sumitomo Rubber Industries Ltd.		34,900	483,490
Sundrug Co. Ltd.		15,800	504,062
Suntory Beverage & Food Ltd.		32,900	1,454,336
Suzuken Co. Ltd.		17,430	912,105
Suzuki Motor Corp.		79,400	4,136,017
Sysmex Corp.		39,000	2,174,125
T&D Holdings, Inc.		132,500	1,637,927
Taiheiyo Cement Corp.		27,400	935,763
Taisei Corp.		49,400	2,317,503
Taisho Pharmaceutical Holdings Co. Ltd.		8,500	859,169
Taiyo Nippon Sanso Corp.		28,300	446,876
Takashimaya Co. Ltd.		34,400	466,141
Takeda Pharmaceutical Co. Ltd.		342,896	13,843,831
TDK Corp.		30,400	2,391,811
Teijin Ltd.		37,900	653,442
Temp Holdings Co., Ltd.		42,300	750,662
Terumo Corp.		70,300	4,006,632
THK Co. Ltd.		26,700	631,681
Tobu Railway Co. Ltd.		42,800	1,206,298
Toho Co. Ltd.		25,500	928,230
Toho Gas Co. Ltd.		18,000	769,245
Tohoku Electric Power Co., Inc.		99,100	1,339,226
Tokio Marine Holdings, Inc.		154,700	7,544,332
Tokyo Century Corp.		9,000	419,738
Tokyo Electric Power Co., Inc. (a)		339,500	2,085,155
Tokyo Electron Ltd.		36,400	5,224,824
Tokyo Gas Co. Ltd.		88,000	2,309,369
Tokyu Corp.		115,900	1,979,105
Tokyu Fudosan Holdings Corp.		138,500	752,738
Toppan Printing Co. Ltd.		59,000	964,691
Toray Industries, Inc.		319,400	2,367,104
Toshiba Corp.		150,500	4,746,087
Tosoh Corp.		59,500	842,860
Toto Ltd.		32,400	1,253,762
Toyo Seikan Group Holdings Ltd.		34,000	763,498
Toyo Suisan Kaisha Ltd.		21,800	781,538
Toyoda Gosei Co. Ltd.		14,600	317,802
Toyota Industries Corp.		32,700	1,612,109
Toyota Motor Corp.		524,882	32,306,543
Toyota Tsusho Corp.		47,500	1,508,836
Trend Micro, Inc.		26,900	1,427,423
Tsuruha Holdings, Inc.		8,400	774,258
Unicharm Corp.		93,000	2,863,640
United Urban Investment Corp.		675	1,076,406
USS Co. Ltd.		53,600	936,924
Welcia Holdings Co. Ltd.		10,700	404,719
West Japan Railway Co.		37,500	2,733,188
Yahoo! Japan Corp.		638,200	1,716,710
Yakult Honsha Co. Ltd.		27,900	1,851,889
Yamada Denki Co. Ltd. (b)		146,900	722,868
Yamaguchi Financial Group, Inc.		41,400	420,746
Yamaha Corp.		31,600	1,380,913
Yamaha Motor Co. Ltd.		63,000	1,345,311
Yamato Holdings Co. Ltd.		72,400	1,925,238
Yamazaki Baking Co. Ltd.		30,000	586,642
Yaskawa Electric Corp.		58,100	1,632,187
Yokogawa Electric Corp.		52,200	969,001
Yokohama Rubber Co. Ltd.		25,800	545,726
Zozo, Inc.		44,700	899,950

TOTAL JAPAN			757,240,078

Korea (South) - 3.3%
AMOREPACIFIC Corp.		7,932	1,294,156
AMOREPACIFIC Group, Inc.		7,596	467,738
BGF Retail Co. Ltd.		1,685	278,705
BS Financial Group, Inc.		55,102	364,068
Celltrion Healthcare Co. Ltd.		12,381	828,049
Celltrion Pharm, Inc.		3,791	214,354
Celltrion, Inc. (a)		19,350	3,809,363
Cheil Industries, Inc.		17,978	1,939,322
Cheil Worldwide, Inc.		14,313	302,361
CJ CheilJedang Corp.		1,803	555,116
CJ Corp.		3,122	338,179
CJ O Shopping Co. Ltd.		2,408	459,551
Coway Co. Ltd.		11,431	856,994
Daelim Industrial Co.		7,020	672,069
Daewoo Engineering & Construction Co. Ltd. (a)		34,104	158,804
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)		8,444	280,852
Db Insurance Co. Ltd.		11,008	687,734
DGB Financial Group Co. Ltd.		37,264	290,761
Doosan Bobcat, Inc.		10,286	306,981
E-Mart Co. Ltd.		4,575	789,623
Fila Korea Ltd.		10,703	457,973
GS Engineering & Construction Corp.		13,130	555,331
GS Holdings Corp.		12,945	633,036
GS Retail Co. Ltd.		5,894	191,004
Hana Financial Group, Inc.		70,154	2,519,397
Hankook Tire Co. Ltd.		16,322	613,306
Hanmi Pharm Co. Ltd.		1,437	560,627
Hanmi Science Co. Ltd.		3,196	210,590
Hanon Systems		40,630	467,503
Hanwha Chemical Corp.		22,403	452,116
Hanwha Corp.		8,590	271,422
Hanwha Life Insurance Co. Ltd.		62,699	242,357
HDC Hyundai Development Co. (a)		6,658	294,766
HLB, Inc. (a)		7,667	516,909
Hotel Shilla Co.		6,952	478,703
Hyundai Department Store Co. Ltd.		2,962	254,548
Hyundai Engineering & Construction Co. Ltd.		19,168	1,071,752
Hyundai Fire & Marine Insurance Co. Ltd.		14,536	488,048
Hyundai Glovis Co. Ltd.		3,985	508,679
Hyundai Heavy Industries Co. Ltd. (a)		8,999	1,120,395
Hyundai Mobis		15,808	3,197,325
Hyundai Motor Co.		32,010	3,726,342
Hyundai Robotics Co. Ltd. (a)		2,127	686,419
Hyundai Steel Co.		17,276	795,134
Industrial Bank of Korea		54,611	699,556
ING Life Insurance Korea Ltd. (d)		7,750	208,654
Kakao Corp.		11,974	1,068,848
Kangwon Land, Inc.		25,742	786,771
KB Financial Group, Inc.		92,301	3,966,711
KCC Corp.		1,260	370,378
Kia Motors Corp.		61,723	2,016,874
Korea Aerospace Industries Ltd. (a)		16,109	493,799
Korea Electric Power Corp.		59,841	1,849,663
Korea Express Co. Ltd. (a)		1,892	285,731
Korea Gas Corp. (a)		6,542	318,152
Korea Investment Holdings Co. Ltd.		9,143	528,478
Korea Zinc Co. Ltd.		1,839	728,207
Korean Air Lines Co. Ltd.		10,642	348,219
KT Corp.		2,367	60,856
KT Corp. sponsored ADR		4,577	63,254
KT&G Corp.		27,209	2,423,894
Kumho Petro Chemical Co. Ltd.		4,030	326,043
LG Chemical Ltd.		10,649	3,522,767
LG Corp.		22,395	1,564,226
LG Display Co. Ltd.		57,107	972,875
LG Electronics, Inc.		25,068	1,500,794
LG Household & Health Care Ltd.		2,195	2,496,045
LG Innotek Co. Ltd.		3,241	284,061
LG Telecom Ltd.		24,650	334,596
Lotte Chemical Corp.		3,765	1,015,345
Lotte Confectionery Co. Ltd. (a)		6,424	302,019
Lotte Shopping Co. Ltd.		2,390	421,096
Medy-Tox, Inc.		987	459,594
Mirae Asset Daewoo Co. Ltd.		87,398	596,308
NAVER Corp.		32,552	3,979,641
NCSOFT Corp.		4,127	1,738,086
Netmarble Corp. (d)		5,609	539,506
Oci Co. Ltd.		4,059	390,418
Orion Corp./Republic of Korea		5,485	559,628
Ottogi Corp.		238	166,664
Pearl Abyss Corp. (a)		1,151	200,002
POSCO		18,240	4,503,473
POSCO Chemtech Co. Ltd.		5,356	286,474
Posco Daewoo Corp.		10,498	188,740
S-Oil Corp.		9,893	929,334
S1 Corp.		3,686	341,287
Samsung Biologics Co. Ltd. (a)(d)		3,705	1,328,888
Samsung Card Co. Ltd.		5,624	168,604
Samsung Electro-Mechanics Co. Ltd.		13,660	1,326,178
Samsung Electronics Co. Ltd.		1,110,277	46,060,681
Samsung Engineering Co. Ltd. (a)		34,548	520,194
Samsung Fire & Marine Insurance Co. Ltd.		7,249	1,778,968
Samsung Heavy Industries Co. Ltd. (a)		109,014	891,766
Samsung Life Insurance Co. Ltd.		16,717	1,326,925
Samsung SDI Co. Ltd.		12,858	2,583,320
Samsung SDS Co. Ltd.		7,969	1,601,064
Samsung Securities Co. Ltd.		16,509	496,414
Shinhan Financial Group Co. Ltd.		99,250	3,839,561
Shinsegae Co. Ltd.		1,684	400,401
SillaJen, Inc. (a)		13,091	887,302
SK C&C Co. Ltd.		7,249	1,717,062
SK Energy Co. Ltd.		15,071	2,553,764
SK Hynix, Inc.		134,526	8,936,716
SK Telecom Co. Ltd.		4,511	1,044,541
STX Pan Ocean Co. Ltd. (Korea) (a)		53,342	216,978
ViroMed Co. Ltd. (a)		3,031	752,008
Woori Bank		111,479	1,501,251
Woori Investment & Securities Co. Ltd.		30,564	383,276
Yuhan Corp.		2,022	432,599

TOTAL KOREA (SOUTH)			159,793,990

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)		154,326	3,567,276
Aroundtown SA		183,800	1,624,114
Eurofins Scientific SA		2,782	1,119,592
Millicom International Cellular SA (depository receipt)		15,851	991,525
Reinet Investments SCA		32,597	493,142
RTL Group SA		9,066	495,603
SES SA (France) (depositary receipt)		85,483	1,743,577
Tenaris SA		106,724	1,340,583

TOTAL LUXEMBOURG			11,375,412

Malaysia - 0.6%
AirAsia Group BHD		300,900	223,324
Alliance Bank Malaysia Bhd		222,900	230,736
AMMB Holdings Bhd		410,200	450,659
Axiata Group Bhd		681,483	667,175
British American Tobacco (Malaysia) Bhd		30,700	287,213
Bumiputra-Commerce Holdings Bhd		1,103,573	1,514,180
Dialog Group Bhd		797,622	584,196
DiGi.com Bhd		771,400	877,618
Fraser & Neave Holdings BHD		38,300	317,546
Gamuda Bhd		399,500	269,194
Genting Bhd		490,200	830,563
Genting Malaysia Bhd		668,100	536,633
Genting Plantations Bhd		48,500	121,013
Hap Seng Consolidated Bhd		125,000	300,598
Hartalega Holdings Bhd		322,300	424,907
Hong Leong Bank Bhd		155,500	783,574
Hong Leong Credit Bhd		45,600	219,316
IHH Healthcare Bhd		584,600	799,258
IJM Corp. Bhd		653,100	291,790
IOI Corp. Bhd		418,500	475,104
IOI Properties Group Bhd		382,750	145,774
Kuala Lumpur Kepong Bhd		101,000	608,564
Malayan Banking Bhd		886,643	2,065,082
Malaysia Airports Holdings Bhd		206,002	404,359
Maxis Bhd		509,300	714,960
MISC Bhd		253,700	419,943
Nestle (Malaysia) BHD		13,000	471,313
Petronas Chemicals Group Bhd		525,200	1,083,481
Petronas Dagangan Bhd		55,700	358,732
Petronas Gas Bhd		153,300	676,676
PPB Group Bhd		121,080	538,002
Press Metal Bhd		336,000	353,555
Public Bank Bhd		665,400	4,025,540
QL Resources Bhd		161,700	266,868
RHB Capital Bhd		213,374	282,866
RHB Capital Bhd (a)(c)		46,292	0
Sime Darby Bhd		523,685	286,390
Sime Darby Plantation Bhd		537,985	679,048
Sime Darby Property Bhd		627,685	176,230
SP Setia Bhd		308,677	193,677
Telekom Malaysia Bhd		213,826	151,913
Tenaga Nasional Bhd		725,900	2,286,160
Top Glove Corp. Bhd		314,000	369,502
Westports Holdings Bhd		234,100	212,610
YTL Corp. Bhd		657,222	176,500

TOTAL MALAYSIA			27,152,342

Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,384,500	262,255
Mexico - 0.7%
Alfa SA de CV Series A		747,500	940,910
Alsea S.A.B. de CV		132,300	366,135
America Movil S.A.B. de CV Series L		7,785,300	6,233,207
Banco Santander Mexico SA		431,460	645,986
CEMEX S.A.B. de CV unit (a)		3,452,994	1,865,336
Coca-Cola FEMSA S.A.B. de CV Series L		113,100	706,792
El Puerto de Liverpool S.A.B. de CV Class C		38,270	250,607
Embotelladoras Arca S.A.B. de CV		93,200	542,076
Fibra Uno Administracion SA de CV		818,900	1,123,714
Fomento Economico Mexicano S.A.B. de CV unit		456,400	4,152,226
Gruma S.A.B. de CV Series B		50,135	610,804
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		80,300	720,725
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		52,285	945,859
Grupo Bimbo S.A.B. de CV Series A		362,000	715,775
Grupo Carso SA de CV Series A1		99,000	388,084
Grupo Financiero Banorte S.A.B. de CV Series O		603,200	3,348,754
Grupo Financiero Inbursa S.A.B. de CV Series O		509,800	738,483
Grupo Mexico SA de CV Series B		790,624	1,893,222
Grupo Televisa SA de CV		556,100	1,390,377
Industrias Penoles SA de CV		31,955	436,238
Infraestructura Energetica Nova S.A.B. de CV		117,000	459,440
Kimberly-Clark de Mexico SA de CV Series A		362,800	605,607
Megacable Holdings S.A.B. de CV unit		67,800	304,851
Mexichem S.A.B. de CV		234,837	627,305
Promotora y Operadora de Infraestructura S.A.B. de CV		48,520	495,089
Wal-Mart de Mexico SA de CV Series V		1,215,500	3,190,948

TOTAL MEXICO			33,698,550

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		556,000	567,241
HKT Trust/HKT Ltd. unit		854,860	1,260,717

TOTAL MULTI-NATIONAL			1,827,958

Netherlands - 2.9%
ABN AMRO Group NV GDR (d)		98,025	2,436,971
AEGON NV		418,993	2,158,545
AerCap Holdings NV (a)		30,652	1,448,614
Airbus Group NV		134,199	15,467,790
Akzo Nobel NV		51,635	4,453,883
ASML Holding NV (Netherlands)		94,525	16,529,357
CNH Industrial NV		236,337	2,316,659
EXOR NV		24,616	1,572,191
Ferrari NV		28,467	3,538,549
Fiat Chrysler Automobiles NV (a)		251,840	4,300,204
Heineken Holding NV		27,003	2,342,799
Heineken NV (Bearer)		59,922	5,382,139
ING Groep NV (Certificaten Van Aandelen)		899,099	10,668,543
Koninklijke Ahold Delhaize NV		287,194	7,567,186
Koninklijke DSM NV		42,165	3,943,110
Koninklijke KPN NV		792,276	2,435,632
Koninklijke Philips Electronics NV		219,575	8,656,765
NN Group NV		69,875	2,952,822
NXP Semiconductors NV		79,748	6,940,468
QIAGEN NV (Germany) (a)		50,995	1,879,478
Randstad NV		27,090	1,305,714
STMicroelectronics NV (France)		159,932	2,551,566
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit		31,915	5,741,040
Unilever NV (Certificaten Van Aandelen) (Bearer)		354,486	18,982,795
Vopak NV		15,203	772,794
Wolters Kluwer NV		66,775	4,157,828
X5 Retail Group NV unit		26,718	701,158

TOTAL NETHERLANDS			141,204,600

New Zealand - 0.1%
Auckland International Airport Ltd.		224,410	1,140,075
Fisher & Paykel Healthcare Corp.		128,516	1,115,708
Fletcher Building Ltd. (a)		212,289	733,671
Meridian Energy Ltd.		267,486	650,800
Ryman Healthcare Group Ltd.		93,378	676,409
Spark New Zealand Ltd.		420,535	1,178,682
The a2 Milk Co. Ltd. (a)		167,808	1,467,259

TOTAL NEW ZEALAND			6,962,604

Norway - 0.5%
Aker Bp ASA		23,905	795,893
DNB ASA		220,664	3,916,618
Equinor ASA		266,154	6,084,277
Gjensidige Forsikring ASA		43,185	743,991
Marine Harvest ASA		96,445	2,122,397
Norsk Hydro ASA		319,507	1,481,243
Orkla ASA		193,440	1,557,346
Schibsted ASA (B Shares)		21,050	667,644
Telenor ASA		168,524	3,185,071
Yara International ASA		42,215	1,742,368

TOTAL NORWAY			22,296,848

Pakistan - 0.0%
Habib Bank Ltd.		129,900	139,939
Lucky Cement Ltd.		14,153	48,058
MCB Bank Ltd.		74,000	111,284
Oil & Gas Development Co. Ltd.		126,500	137,704

TOTAL PAKISTAN			436,985

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		306,124	1,737,893
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		40,083	627,299
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		507,370	625,211
Aboitiz Power Corp.		359,100	264,470
Alliance Global Group, Inc.		783,100	205,763
Ayala Corp.		56,240	999,894
Ayala Land, Inc.		1,741,800	1,483,236
Bank of the Philippine Islands (BPI)		195,806	341,740
BDO Unibank, Inc.		477,394	1,236,060
DMCI Holdings, Inc.		844,450	203,743
Globe Telecom, Inc.		6,890	266,931
GT Capital Holdings, Inc.		19,602	401,138
International Container Terminal Services, Inc.		106,740	221,505
JG Summit Holdings, Inc.		631,510	783,029
Jollibee Food Corp.		108,420	657,091
Manila Electric Co.		50,570	354,785
Megaworld Corp.		2,361,100	233,665
Metro Pacific Investments Corp.		3,109,200	289,810
Metropolitan Bank & Trust Co.		362,510	584,021
Philippine Long Distance Telephone Co.		20,190	501,545
Robinsons Land Corp.		477,006	201,726
Security Bank Corp.		43,910	150,746
SM Investments Corp.		58,633	1,113,285
SM Prime Holdings, Inc.		2,360,400	1,724,803
Universal Robina Corp.		186,800	530,592

TOTAL PHILIPPINES			13,374,789

Poland - 0.3%
Alior Bank SA (a)		24,609	380,136
Bank Handlowy w Warszawie SA		6,306	117,060
Bank Millennium SA (a)		132,503	313,958
Bank Polska Kasa Opieki SA		40,461	1,202,178
Bank Zachodni WBK SA		7,582	761,378
BRE Bank SA		3,201	386,108
CD Projekt RED SA (a)		15,115	771,505
Cyfrowy Polsat SA (a)		52,688	335,457
Dino Polska SA (a)(d)		10,953	295,128
Grupa Lotos SA		22,812	569,932
Jastrzebska Spolka Weglowa SA (a)		12,198	223,814
KGHM Polska Miedz SA (Bearer) (a)		29,719	751,757
LPP SA		288	647,582
NG2 SA		6,251	300,258
Polish Oil & Gas Co. SA		395,927	811,553
Polska Grupa Energetyczna SA (a)		194,482	619,642
Polski Koncern Naftowy Orlen SA		70,613	1,986,133
Powszechna Kasa Oszczednosci Bank SA		204,203	2,167,435
Powszechny Zaklad Ubezpieczen SA		141,079	1,692,614
Telekomunikacja Polska SA (a)		134,004	201,596

TOTAL POLAND			14,535,224

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(c)		82,039	1
Energias de Portugal SA		594,576	2,170,960
Galp Energia SGPS SA Class B		117,523	1,835,482
Jeronimo Martins SGPS SA		61,522	871,072

TOTAL PORTUGAL			4,877,515

Qatar - 0.3%
Barwa Real Estate Co. (a)		41,922	468,908
Ezdan Holding Group (a)		173,865	746,282
Industries Qatar QSC (a)		42,363	1,670,601
Masraf al Rayan (a)		89,170	999,104
Qatar Electricity & Water Co. (a)		10,910	563,207
Qatar Insurance Co. SAQ		34,095	365,069
Qatar Islamic Bank (a)		26,065	1,130,958
Qatar National Bank SAQ		104,718	5,693,721
Qatar Telecom (Qtel) Q.S.C. (a)		17,638	367,640
The Commercial Bank of Qatar (a)		43,434	506,336

TOTAL QATAR			12,511,826

Russia - 0.9%
Alrosa Co. Ltd.		566,341	853,887
Gazprom OAO		1,857,372	4,626,240
Gazprom OAO sponsored ADR (Reg. S)		300,704	1,468,638
Inter Rao Ues JSC		6,755,000	395,256
Lukoil PJSC		85,668	6,905,743
Lukoil PJSC sponsored ADR		26,871	2,155,054
Magnit OJSC GDR (Reg. S)		85,503	1,361,208
Magnitogorsk Iron & Steel Works PJSC		482,900	319,865
MMC Norilsk Nickel PJSC		11,358	2,362,297
MMC Norilsk Nickel PJSC sponsored ADR		33,213	690,830
Mobile TeleSystems OJSC sponsored ADR		114,049	980,821
Moscow Exchange MICEX-RTS OAO		330,355	469,077
NOVATEK OAO GDR (Reg. S)		21,061	3,864,694
Novolipetsk Steel OJSC		263,930	613,778
PhosAgro OJSC GDR (Reg. S)		25,441	346,506
Polyus PJSC		5,694	478,550
Rosneft Oil Co. OJSC		216,303	1,360,786
Rosneft Oil Co. OJSC GDR (Reg. S)		57,870	361,688
Sberbank of Russia		2,496,976	8,346,634
Severstal PAO		31,573	482,265
Severstal PAO GDR (Reg. S)		14,614	223,010
Surgutneftegas OJSC		977,700	409,132
Surgutneftegas OJSC sponsored ADR		72,932	301,793
Tatneft PAO		282,681	3,489,296
Tatneft PAO sponsored ADR		11,837	868,599
VTB Bank OJSC (a)		769,220,334	444,446

TOTAL RUSSIA			44,180,093

Singapore - 0.8%
Ascendas Real Estate Investment Trust		603,500	1,228,339
BOC Aviation Ltd. Class A (d)		42,400	360,529
CapitaCommercial Trust (REIT)		608,146	849,290
CapitaLand Ltd.		583,500	1,443,363
CapitaMall Trust		564,900	1,007,101
City Developments Ltd.		107,200	731,814
ComfortDelgro Corp. Ltd.		486,200	841,514
DBS Group Holdings Ltd.		415,029	7,374,457
Jardine Cycle & Carriage Ltd.		22,800	639,694
Keppel Corp. Ltd.		331,600	1,502,570
Oversea-Chinese Banking Corp. Ltd.		728,369	6,227,550
Sembcorp Industries Ltd.		210,000	404,026
Singapore Airlines Ltd.		127,100	911,094
Singapore Airport Terminal Service Ltd.		155,100	557,632
Singapore Exchange Ltd.		201,300	1,142,425
Singapore Press Holdings Ltd.		346,200	645,493
Singapore Technologies Engineering Ltd.		350,800	969,378
Singapore Telecommunications Ltd.		1,875,000	4,215,764
Suntec (REIT)		524,300	751,671
United Overseas Bank Ltd.		311,753	5,833,500
UOL Group Ltd.		108,677	536,039
Venture Corp. Ltd.		60,900	735,577
Wilmar International Ltd.		428,900	1,060,940
Yangzijiang Shipbuilding Holdings Ltd.		529,100	550,245

TOTAL SINGAPORE			40,520,005

South Africa - 1.6%
Anglo American Platinum Ltd.		11,830	569,035
AngloGold Ashanti Ltd.		97,802	1,378,722
Aspen Pharmacare Holdings Ltd.		85,702	938,708
Barclays Africa Group Ltd.		162,720	2,267,008
Bidcorp Ltd.		78,927	1,686,156
Bidvest Group Ltd.		81,624	1,246,783
Capitec Bank Holdings Ltd.		8,970	788,657
Clicks Group Ltd.		62,885	933,526
Discovery Ltd.		87,040	1,044,841
Exxaro Resources Ltd.		57,337	665,414
FirstRand Ltd.		779,032	4,075,547
Fortress (REIT) Ltd.:
Class A		214,018	312,223
Class B		257,413	301,007
Foschini Ltd.		57,370	732,493
Gold Fields Ltd.		184,281	747,815
Growthpoint Properties Ltd.		656,760	1,285,915
Hyprop Investments Ltd.		67,988	461,327
Investec Ltd.		66,409	435,892
Kumba Iron Ore Ltd.		14,475	369,565
Liberty Holdings Ltd.		29,955	241,243
Life Healthcare Group Holdings Ltd.		297,050	607,369
MMI Holdings Ltd. (a)		231,167	293,321
Mondi Ltd.		26,167	647,302
Mr Price Group Ltd.		57,807	971,894
MTN Group Ltd.		391,406	2,568,208
Naspers Ltd. Class N		101,151	23,183,416
Nedbank Group Ltd.		90,242	1,944,281
Netcare Ltd.		255,751	477,228
Old Mutual Ltd.		1,149,240	2,026,631
Pick 'n Pay Stores Ltd.		78,245	409,697
PSG Group Ltd.		31,595	596,800
Rand Merchant Insurance Holdings Ltd.		146,168	405,981
Redefine Properties Ltd.		1,316,818	1,047,398
Remgro Ltd.		125,125	1,990,868
Resilient Property Income Fund Ltd.		56,772	276,546
RMB Holdings Ltd.		161,512	1,016,897
Sanlam Ltd.		416,556	2,641,525
Sappi Ltd.		114,773	675,117
Sasol Ltd.		129,360	3,913,687
Shoprite Holdings Ltd.		104,360	1,287,608
Spar Group Ltd.		45,089	677,843
Standard Bank Group Ltd.		299,609	4,404,769
Telkom SA Ltd.		64,830	328,066
Tiger Brands Ltd.		40,383	841,014
Truworths International Ltd.		96,631	583,556
Vodacom Group Ltd.		134,553	1,223,214
Woolworths Holdings Ltd.		239,422	906,694

TOTAL SOUTH AFRICA			76,428,807

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA		58,419	2,417,622
ACS Actividades de Construccion y Servicios SA rights (a)		58,419	32,062
Aena Sme SA (d)		15,568	2,687,125
Amadeus IT Holding SA Class A		101,061	7,343,012
Banco Bilbao Vizcaya Argentaria SA		1,537,858	9,127,425
Banco de Sabadell SA		1,344,086	1,537,518
Banco Santander SA (Spain)		3,739,193	17,684,465
Bankia SA		278,752	810,411
Bankinter SA		153,628	1,197,136
CaixaBank SA		828,630	3,133,878
Enagas SA		53,606	1,560,319
Endesa SA		73,322	1,831,230
Ferrovial SA		112,288	2,515,231
Gas Natural SDG SA		81,260	2,264,798
Grifols SA		69,911	1,820,458
Iberdrola SA		1,431,600	11,832,868
Inditex SA		251,416	7,032,916
International Consolidated Airlines Group SA		130,468	1,102,680
International Consolidated Airlines Group SA CDI		20,429	172,541
MAPFRE SA (Reg.)		227,885	633,313
Red Electrica Corporacion SA		99,039	2,278,537
Repsol SA		319,329	5,605,199
Siemens Gamesa Renewable Energy SA (a)		52,863	749,077
Telefonica SA		1,079,002	9,281,127

TOTAL SPAIN			94,650,948

Sweden - 1.6%
Alfa Laval AB		66,483	1,504,774
ASSA ABLOY AB (B Shares)		230,880	4,302,244
Atlas Copco AB:
(A Shares)		151,011	3,939,779
(B Shares)		94,380	2,254,059
Boliden AB		62,271	1,553,962
Electrolux AB (B Shares)		58,648	1,385,123
Epiroc AB:
Class A (a)		151,131	1,448,116
Class B (a)		92,042	823,036
Essity AB Class B		139,683	3,862,438
H&M Hennes & Mauritz AB (B Shares)		202,670	3,153,506
Hexagon AB (B Shares)		60,173	2,936,712
Husqvarna AB (B Shares)		91,121	694,861
ICA Gruppen AB (b)		17,534	616,224
Industrivarden AB (C Shares)		39,009	802,525
Investor AB (B Shares)		103,355	4,535,885
Kinnevik AB (B Shares)		57,554	1,403,174
Lundbergfoeretagen AB		15,760	485,949
Lundin Petroleum AB		43,293	1,385,150
Sandvik AB		260,229	4,150,043
Securitas AB (B Shares)		71,228	1,143,398
Skandinaviska Enskilda Banken AB (A Shares)		373,893	3,917,295
Skanska AB (B Shares)		81,695	1,427,892
SKF AB (B Shares)		86,269	1,447,772
Svenska Handelsbanken AB (A Shares)		350,285	3,809,297
Swedbank AB (A Shares)		207,934	4,713,264
Swedish Match Co. AB		41,503	1,856,279
Tele2 AB (B Shares)		113,168	1,412,044
Telefonaktiebolaget LM Ericsson (B Shares)		709,255	6,321,923
TeliaSonera AB		643,822	2,802,026
Volvo AB (B Shares)		360,913	5,187,325

TOTAL SWEDEN			75,276,075

Switzerland - 5.6%
ABB Ltd. (Reg.)		424,631	8,127,746
Adecco SA (Reg.)		37,619	1,881,234
Baloise Holdings AG		11,373	1,757,786
Barry Callebaut AG		509	865,011
Clariant AG (Reg.)		45,304	898,381
Coca-Cola HBC AG		45,821	1,537,328
Compagnie Financiere Richemont SA Series A		120,837	8,329,046
Credit Suisse Group AG		591,311	7,187,594
Dufry AG		7,730	771,717
Ems-Chemie Holding AG		1,817	906,262
Galenica AG		11,316	1,437,187
Geberit AG (Reg.)		8,584	3,350,043
Givaudan SA		2,114	5,118,922
Julius Baer Group Ltd.		51,691	2,077,578
Kuehne & Nagel International AG		12,754	1,723,704
Lafargeholcim Ltd. (Reg.)		112,374	5,269,244
Lindt & Spruengli AG		24	1,761,778
Lindt & Spruengli AG (participation certificate)		245	1,558,273
Lonza Group AG		17,297	4,555,367
Nestle SA (Reg. S)		704,097	61,385,915
Novartis AG		499,815	43,634,235
Pargesa Holding SA		8,287	652,910
Partners Group Holding AG		4,044	2,775,434
Roche Holding AG (participation certificate)		162,076	43,118,010
Schindler Holding AG:
(participation certificate)		9,553	2,026,932
(Reg.)		4,588	967,012
SGS SA (Reg.)		1,227	2,955,066
Sika AG		30,092	3,964,052
Sonova Holding AG Class B		12,943	2,423,437
Straumann Holding AG		2,327	1,685,961
Swatch Group AG (Bearer)		7,309	2,096,160
Swatch Group AG (Bearer) (Reg.)		12,718	707,231
Swiss Life Holding AG		7,909	3,255,220
Swiss Prime Site AG		16,822	1,423,472
Swiss Re Ltd.		69,955	6,695,477
Swisscom AG		5,931	2,838,912
Temenos Group AG		14,345	1,931,515
UBS Group AG		889,871	11,498,660
Zurich Insurance Group AG		34,410	10,799,676

TOTAL SWITZERLAND			265,949,488

Taiwan - 2.7%
Acer, Inc.		795,288	518,690
Advantech Co. Ltd.		77,591	585,300
ASE Technology Holding Co. Ltd.		814,840	1,639,314
Asia Cement Corp.		485,466	583,906
ASUSTeK Computer, Inc.		170,000	1,325,650
AU Optronics Corp.		1,897,000	743,876
Catcher Technology Co. Ltd.		160,000	1,232,108
Cathay Financial Holding Co. Ltd.		1,903,285	2,738,005
Chang Hwa Commercial Bank		1,172,980	687,741
Cheng Shin Rubber Industry Co. Ltd.		450,899	639,106
Chicony Electronics Co. Ltd.		124,493	274,811
China Airlines Ltd.		590,490	204,901
China Development Finance Holding Corp.		2,947,800	968,613
China Life Insurance Co. Ltd.		575,995	524,963
China Steel Corp.		2,912,426	2,429,238
Chinatrust Financial Holding Co. Ltd.		4,133,579	2,815,693
Chunghwa Telecom Co. Ltd.		878,000	3,081,067
Compal Electronics, Inc.		874,000	524,300
Delta Electronics, Inc.		483,621	2,417,370
E.SUN Financial Holdings Co. Ltd.		2,324,804	1,630,018
ECLAT Textile Co. Ltd.		40,941	470,692
EVA Airways Corp.		503,403	246,210
Evergreen Marine Corp. (Taiwan)		481,048	189,586
Far Eastern Textile Ltd.		714,664	701,714
Far EasTone Telecommunications Co. Ltd.		351,000	824,089
Feng Tay Enterprise Co. Ltd.		73,436	468,173
First Financial Holding Co. Ltd.		2,326,197	1,551,727
Formosa Chemicals & Fibre Corp.		816,590	2,842,822
Formosa Petrochemical Corp.		305,000	1,083,404
Formosa Plastics Corp.		1,032,480	3,456,388
Formosa Taffeta Co. Ltd.		186,000	214,732
Foxconn Technology Co. Ltd.		230,535	450,043
Fubon Financial Holding Co. Ltd.		1,553,398	2,278,427
Giant Manufacturing Co. Ltd.		68,000	341,283
GlobalWafers Co. Ltd.		48,000	474,820
Highwealth Construction Corp.		176,480	278,274
HIWIN Technologies Corp.		50,362	408,189
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,048,990	7,069,746
Hotai Motor Co. Ltd.		68,000	658,634
Hua Nan Financial Holdings Co. Ltd.		1,631,909	986,189
Innolux Corp.		1,953,427	673,875
Inventec Corp.		616,280	481,340
Largan Precision Co. Ltd.		23,000	2,925,414
Lite-On Technology Corp.		495,910	740,769
MediaTek, Inc.		350,970	2,844,861
Mega Financial Holding Co. Ltd.		2,540,246	2,218,339
Micro-Star International Co. Ltd.		157,000	387,758
Nan Ya Plastics Corp.		1,191,780	2,978,890
Nanya Technology Corp.		236,000	479,456
Nien Made Enterprise Co. Ltd.		35,000	301,724
Novatek Microelectronics Corp.		129,000	677,937
Pegatron Corp.		452,000	772,365
Phison Electronics Corp.		38,000	315,384
Pou Chen Corp.		531,000	644,212
Powertech Technology, Inc.		160,000	375,745
President Chain Store Corp.		136,000	1,445,003
Quanta Computer, Inc.		646,000	1,190,820
Realtek Semiconductor Corp.		98,090	537,731
Ruentex Development Co. Ltd.		106,694	163,390
Ruentex Industries Ltd.		73,809	199,314
Shin Kong Financial Holding Co. Ltd.		2,287,659	657,344
Sinopac Holdings Co.		2,348,314	801,551
Standard Foods Corp.		80,986	132,632
Synnex Technology International Corp.		300,500	375,630
TaiMed Biologics, Inc. (a)		36,000	203,083
Taishin Financial Holdings Co. Ltd.		2,181,362	973,271
Taiwan Business Bank		897,089	325,872
Taiwan Cement Corp.		1,099,000	1,362,567
Taiwan Cooperative Financial Holding Co. Ltd.		1,927,223	1,169,284
Taiwan High Speed Rail Corp.		482,000	493,661
Taiwan Mobile Co. Ltd.		353,600	1,264,020
Taiwan Semiconductor Manufacturing Co. Ltd.		5,654,000	41,955,544
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		4,998	188,025
Tatung Co. Ltd. (a)		412,000	367,935
Unified-President Enterprises Corp.		1,125,080	2,667,005
United Microelectronics Corp.		2,915,000	1,113,671
Vanguard International Semiconductor Corp.		193,000	428,482
Walsin Technology Corp.		70,000	405,160
Win Semiconductors Corp.		82,000	418,362
Winbond Electronics Corp.		649,000	322,011
Wistron Corp.		686,666	481,412
WPG Holding Co. Ltd.		318,320	408,233
Yageo Corp.		56,519	618,211
Yuanta Financial Holding Co. Ltd.		2,192,372	1,227,066

TOTAL TAIWAN			129,274,171

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		287,900	1,645,011
Airports of Thailand PCL (For. Reg.)		1,001,300	2,211,578
Bangkok Bank PCL (For. Reg.)		55,400	391,914
Bangkok Dusit Medical Services PCL (For. Reg.)		945,200	714,044
Bangkok Expressway and Metro PCL		1,607,400	535,114
Banpu PCL (For. Reg.)		419,700	223,016
Berli Jucker PCL (For. Reg)		256,700	400,580
BTS Group Holdings PCL		1,132,400	362,484
BTS Group Holdings PCL warrants 11/29/19 (a)		125,822	2,537
Bumrungrad Hospital PCL (For. Reg.)		76,600	456,069
C.P. ALL PCL (For. Reg.)		1,169,000	2,909,403
Central Pattana PCL (For. Reg.)		303,300	774,269
Charoen Pokphand Foods PCL (For. Reg.)		707,200	616,876
Delta Electronics PCL (For. Reg.)		108,400	241,159
Electricity Generating PCL (For. Reg.)		25,100	210,506
Energy Absolute PCL		281,200	427,561
Glow Energy PCL (For. Reg.)		168,500	497,571
Gulf Energy Development PCL		125,600	349,782
Home Product Center PCL (For. Reg.)		974,667	486,710
Indorama Ventures PCL (For. Reg.)		390,200	599,539
IRPC PCL (For. Reg.)		2,158,100	397,218
Kasikornbank PCL		38,400	245,839
Kasikornbank PCL (For. Reg.)		372,900	2,411,197
Krung Thai Bank PCL (For. Reg.)		841,255	533,190
Land & House PCL (For. Reg.)		590,900	202,389
Minor International PCL (For. Reg.)		476,670	591,260
Muangthai Leasing PCL		148,700	226,096
PTT Exploration and Production PCL (For. Reg.)		333,944	1,314,824
PTT Global Chemical PCL (For. Reg.)		490,139	1,066,884
PTT PCL (For. Reg.)		2,432,900	3,777,069
Robinsons Department Store PCL (For. Reg.)		112,300	244,443
Siam Cement PCL (For. Reg.)		87,900	1,316,812
Siam Commercial Bank PCL (For. Reg.)		414,900	1,766,380
Thai Oil PCL (For. Reg.)		270,900	624,353
Thai Union Frozen Products PCL (For. Reg.)		377,200	225,789
TMB PCL (For. Reg.)		2,093,400	147,423
True Corp. PCL (For. Reg.)		2,121,012	346,260

TOTAL THAILAND			29,493,149

Turkey - 0.2%
Akbank TAS		617,886	846,706
Anadolu Efes Biracilik Ve Malt Sanayii A/S		39,807	169,810
Arcelik A/S		46,392	166,293
Aselsan A/S		83,265	414,178
Bim Birlesik Magazalar A/S JSC		46,277	808,357
Eregli Demir ve Celik Fabrikalari T.A.S.		312,481	513,479
Ford Otomotiv Sanayi A/S		14,785	171,554
Haci Omer Sabanci Holding A/S		198,241	359,521
Koc Holding A/S		160,879	538,687
Petkim Petrokimya Holding A/S		194,011	216,667
TAV Havalimanlari Holding A/S		41,171	222,165
Tupras Turkiye Petrol Rafinerileri A/S		27,760	746,836
Turk Hava Yollari AO (a)		119,164	355,648
Turk Sise ve Cam Fabrikalari A/S		142,895	187,792
Turkcell Iletisim Hizmet A/S		241,933	679,444
Turkiye Garanti Bankasi A/S		529,633	928,740
Turkiye Halk Bankasi A/S		118,556	174,393
Turkiye Is Bankasi A/S Series C		335,209	368,515

TOTAL TURKEY			7,868,785

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)		504,478	1,284,148
Aldar Properties PJSC		875,608	379,025
Damac Properties Dubai Co. PJSC		504,673	179,988
DP World Ltd.		36,568	650,910
Dubai Islamic Bank Pakistan Ltd. (a)		331,502	460,275
Emaar Development PJSC (a)		162,900	177,395
Emaar Malls Group PJSC (a)		382,642	163,551
Emaar Properties PJSC		863,769	1,013,529
Emirates Telecommunications Corp.		408,096	1,890,964
National Bank of Abu Dhabi PJSC		628,027	2,520,212

TOTAL UNITED ARAB EMIRATES			8,719,997

United Kingdom - 10.3%
3i Group PLC		225,663	2,514,643
Admiral Group PLC		45,407	1,233,401
Anglo American PLC (United Kingdom)		243,202	6,197,216
Antofagasta PLC		90,028	1,027,066
Ashtead Group PLC		113,772	2,877,772
Associated British Foods PLC		82,454	2,582,542
AstraZeneca PLC (United Kingdom)		292,204	21,167,831
Auto Trader Group PLC (d)		214,377	1,286,553
Aviva PLC		904,657	4,920,080
Babcock International Group PLC		53,345	371,386
BAE Systems PLC		738,461	4,967,909
Barclays PLC		3,947,819	8,228,656
Barratt Developments PLC		242,871	1,715,708
Berkeley Group Holdings PLC		29,511	1,452,660
BHP Billiton PLC		486,196	10,862,946
BP PLC		4,566,413	31,193,851
BP PLC sponsored ADR		5,396	221,884
British American Tobacco PLC (United Kingdom)		528,591	18,632,867
British Land Co. PLC		210,282	1,584,076
BT Group PLC		1,946,238	5,934,865
Bunzl PLC		77,933	2,453,206
Burberry Group PLC		97,077	2,293,781
Carnival PLC		40,105	2,269,101
Centrica PLC		1,328,584	2,387,527
Coca-Cola European Partners PLC		51,532	2,451,893
Compass Group PLC		364,325	7,791,323
ConvaTec Group PLC (d)		292,334	547,531
Croda International PLC		30,578	1,933,515
Diageo PLC		565,821	21,595,384
Direct Line Insurance Group PLC		305,282	1,348,173
easyJet PLC		34,102	565,364
Fresnillo PLC		47,677	628,458
G4S PLC (United Kingdom)		354,651	909,621
GlaxoSmithKline PLC		1,144,819	22,237,626
Hammerson PLC		178,261	869,529
Hargreaves Lansdown PLC		63,995	1,370,672
HSBC Holdings PLC (United Kingdom)		4,577,167	38,540,906
Imperial Tobacco Group PLC		219,750	7,277,659
Informa PLC		292,026	2,590,756
InterContinental Hotel Group PLC		40,330	2,295,987
Intertek Group PLC		37,458	2,411,296
Investec PLC		154,644	992,250
ITV PLC		869,269	1,474,192
J Sainsbury PLC		392,998	1,470,081
John Wood Group PLC		163,027	1,157,227
Johnson Matthey PLC		45,703	1,824,098
Kingfisher PLC		484,446	1,415,238
Land Securities Group PLC		175,011	1,986,018
Legal & General Group PLC		1,372,952	4,671,181
Lloyds Banking Group PLC		16,394,705	12,498,758
London Stock Exchange Group PLC		72,057	4,333,580
Marks & Spencer Group PLC		363,134	1,373,947
Meggitt PLC		174,343	1,179,471
Melrose Industries PLC		1,133,249	2,506,762
Merlin Entertainments PLC (d)		160,201	710,414
Micro Focus International PLC		102,651	1,957,053
Mondi PLC		86,410	2,084,804
National Grid PLC		795,364	8,608,482
Next PLC		33,022	2,099,316
NMC Health PLC		24,060	812,911
Pearson PLC		182,121	2,165,221
Persimmon PLC		73,206	2,280,404
Prudential PLC		597,949	11,693,586
Reckitt Benckiser Group PLC		154,648	11,899,347
RELX PLC		453,720	10,036,347
Rio Tinto PLC		270,146	14,945,064
Rolls-Royce Holdings PLC		388,553	4,516,327
Royal Bank of Scotland Group PLC		1,113,918	3,533,587
Royal Dutch Shell PLC:
Class A		14,363	444,171
Class A (United Kingdom)		1,038,338	32,188,934
Class A sponsored ADR		2,832	174,819
Class B (United Kingdom)		862,943	26,793,243
Royal Mail PLC		207,630	730,110
RSA Insurance Group PLC		240,332	1,616,445
Sage Group PLC		255,626	2,098,847
Schroders PLC		26,468	906,420
Scottish & Southern Energy PLC		234,959	3,612,033
Segro PLC		236,910	2,010,431
Severn Trent PLC		53,195	1,394,365
Smith & Nephew PLC		201,501	3,796,022
Smiths Group PLC		94,589	1,792,089
St. James's Place Capital PLC		124,213	1,528,169
Standard Chartered PLC (United Kingdom)		649,121	5,226,665
Standard Life PLC		553,169	1,825,813
Taylor Wimpey PLC		749,418	1,623,320
Tesco PLC		2,257,377	6,608,347
The Weir Group PLC		56,668	1,118,603
Unilever PLC		259,556	13,635,535
United Utilities Group PLC		153,059	1,667,849
Vodafone Group PLC		6,127,350	11,174,972
Vodafone Group PLC sponsored ADR		2,705	49,339
Whitbread PLC		42,360	2,715,187
WM Morrison Supermarkets PLC		500,866	1,538,872

TOTAL UNITED KINGDOM			494,239,486

United States of America - 0.1%
Southern Copper Corp.		19,715	662,818
Yum China Holdings, Inc.		84,548	3,081,775

TOTAL UNITED STATES OF AMERICA			3,744,593

TOTAL COMMON STOCKS
(Cost $4,459,225,702)			4,516,712,740

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.8%
Banco Bradesco SA (PN)		770,590	9,562,652
Braskem SA (PN-A)		40,200	576,018
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		34,700	925,536
Companhia Energetica de Minas Gerais (CEMIG) (PN)		196,607	746,602
Gerdau SA		232,500	997,649
Itau Unibanco Holding SA		1,114,421	11,849,431
Itausa-Investimentos Itau SA (PN)		1,015,198	3,757,725
Lojas Americanas SA (PN)		180,136	1,040,652
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		911,600	6,393,597
Telefonica Brasil SA		101,200	1,351,017

TOTAL BRAZIL			37,200,879

Chile - 0.0%
Embotelladora Andina SA Class B		62,058	240,170
Sociedad Quimica y Minera de Chile SA (PN-B)		29,345	1,250,675

TOTAL CHILE			1,490,845

Colombia - 0.0%
Bancolombia SA (PN)		111,773	1,236,883
Grupo Aval Acciones y Valores SA		909,732	313,499
Grupo de Inversiones Suramerica SA		25,955	276,519

TOTAL COLOMBIA			1,826,901

France - 0.0%
Air Liquide SA (a)		8,120	985,764
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		13,783	1,016,765
Fuchs Petrolub AG		15,175	711,862
Henkel AG & Co. KGaA		40,813	3,965,132
Porsche Automobil Holding SE (Germany)		35,885	2,333,495
Sartorius AG (non-vtg.)		8,230	1,233,086
Volkswagen AG		41,999	7,144,469

TOTAL GERMANY			16,404,809

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,478,501	723,501
Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,715	157,250
CJ Corp. (a)(c)		468	15,426
Hyundai Motor Co.		4,726	326,699
Hyundai Motor Co. Series 2		9,317	704,368
LG Chemical Ltd.		1,826	332,394
LG Household & Health Care Ltd.		486	332,030
Samsung Electronics Co. Ltd.		196,506	6,624,215

TOTAL KOREA (SOUTH)			8,492,382

Russia - 0.0%
AK Transneft OAO		90	240,248
Surgutneftegas OJSC		1,583,533	982,774

TOTAL RUSSIA			1,223,022

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $59,046,896)			68,348,103
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	13,484
		Shares	Value

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 2.43% (e)		187,603,515	187,641,036
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)		9,169,799	9,170,716
TOTAL MONEY MARKET FUNDS
(Cost $196,811,117)			196,811,752
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $4,715,097,674)			4,781,886,079
NET OTHER ASSETS (LIABILITIES) - 0.2%(g)			7,567,311
NET ASSETS - 100%			$4,789,453,390

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,524	March 2019	$139,301,220	$7,114,578	$7,114,578
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,027	March 2019	54,667,210	4,392,341	4,392,341
TME S&P/TSX 60 Index Contracts (Canada)	100	March 2019	14,122,303	903,770	903,770
TOTAL FUTURES CONTRACTS					$12,410,689

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,100,535 or 0.8% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements [[, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm,]] are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $10,350,906 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$996,069
Fidelity Securities Lending Cash Central Fund	71,019
Total	$1,067,088

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$347,690,226	$136,620,274	$211,069,952	$--
Consumer Discretionary	494,376,690	329,910,119	164,438,771	27,800
Consumer Staples	439,774,988	222,992,410	216,770,241	12,337
Energy	340,991,946	176,519,748	164,472,198	--
Financials	1,018,665,237	564,674,718	453,990,518	1
Health Care	374,356,860	113,393,805	260,963,055	--
Industrials	533,471,862	387,154,377	146,302,059	15,426
Information Technology	376,475,662	203,628,168	172,847,493	1
Materials	350,784,076	222,587,407	128,196,669	--
Real Estate	157,632,273	103,322,812	54,309,461	--
Utilities	150,841,023	91,300,409	59,540,614	--
Corporate Bonds	13,484	--	13,484	--
Money Market Funds	196,811,752	196,811,752	--	--
Total Investments in Securities:	$4,781,886,079	$2,748,915,999	$2,032,914,515	$55,565
Derivative Instruments:
Assets
Futures Contracts	$12,410,689	$12,410,689	$--	$--
Total Assets	$12,410,689	$12,410,689	$--	$--
Total Derivative Instruments:	$12,410,689	$12,410,689	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Low Volatility Index Fund (formerly Fidelity® SAI U.S. Minimum Volatility Index Fund)

January 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV1-QTLY-0319
1.9866138.103

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.5%
AT&T, Inc.	853,431	$25,654,136
Verizon Communications, Inc.	622,755	34,288,890
Zayo Group Holdings, Inc. (a)	162,125	4,450,331
		64,393,357
Entertainment - 1.0%
The Walt Disney Co.	141,801	15,813,648
Twenty-First Century Fox, Inc. Class B	183,437	8,999,419
		24,813,067
Interactive Media & Services - 0.1%
Facebook, Inc. Class A (a)	14,287	2,381,500
Media - 1.1%
CBS Corp. Class B	24,461	1,209,841
Comcast Corp. Class A	362,576	13,259,404
Liberty Broadband Corp. Class C (a)	26,674	2,267,823
Omnicom Group, Inc.	80,403	6,261,786
Sirius XM Holdings, Inc. (b)	791,557	4,614,777
		27,613,631
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	54,653	3,804,942

TOTAL COMMUNICATION SERVICES		123,006,497

CONSUMER DISCRETIONARY - 9.9%
Distributors - 0.2%
Genuine Parts Co.	49,495	4,940,591
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	130,651	4,304,950
Darden Restaurants, Inc.	58,195	6,106,401
McDonald's Corp.	207,169	37,037,674
Starbucks Corp.	220,152	15,001,157
Vail Resorts, Inc.	8,748	1,646,898
Yum! Brands, Inc.	216,621	20,358,042
		84,455,122
Household Durables - 0.2%
Garmin Ltd.	77,826	5,384,003
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.	45,935	1,545,713
Leisure Products - 0.2%
Hasbro, Inc.	51,022	4,620,552
Multiline Retail - 1.0%
Dollar General Corp.	143,004	16,506,952
Dollar Tree, Inc. (a)	15,868	1,536,498
Nordstrom, Inc. (b)	39,840	1,848,974
Target Corp.	98,097	7,161,081
		27,053,505
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	15,618	2,486,386
AutoZone, Inc. (a)	15,079	12,777,040
Burlington Stores, Inc. (a)	41,583	7,140,217
Home Depot, Inc.	115,637	21,222,859
O'Reilly Automotive, Inc. (a)	15,027	5,179,206
Ross Stores, Inc.	197,665	18,208,900
TJX Companies, Inc.	595,374	29,607,949
Tractor Supply Co.	14,734	1,258,284
Ulta Beauty, Inc. (a)	17,118	4,997,087
		102,877,928
Textiles, Apparel & Luxury Goods - 0.9%
NIKE, Inc. Class B	115,374	9,446,823
Tapestry, Inc.	200,484	7,760,736
VF Corp.	71,730	6,037,514
		23,245,073

TOTAL CONSUMER DISCRETIONARY		254,122,487

CONSUMER STAPLES - 11.9%
Beverages - 3.3%
Brown-Forman Corp. Class B (non-vtg.)	44,897	2,121,383
Constellation Brands, Inc. Class A (sub. vtg.)	53,765	9,336,830
PepsiCo, Inc.	313,534	35,325,876
The Coca-Cola Co.	785,858	37,823,346
		84,607,435
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	24,727	5,307,156
Sysco Corp.	130,757	8,348,834
Walmart, Inc.	164,277	15,742,665
		29,398,655
Food Products - 3.9%
Bunge Ltd.	27,959	1,539,702
Campbell Soup Co. (b)	200,386	7,099,676
Conagra Brands, Inc.	224,482	4,857,790
General Mills, Inc.	32,065	1,424,969
Hormel Foods Corp. (b)	299,360	12,668,915
Ingredion, Inc.	20,335	2,013,165
Kellogg Co.	220,113	12,988,868
Lamb Weston Holdings, Inc.	57,785	4,177,856
McCormick & Co., Inc. (non-vtg.)	148,740	18,390,214
Mondelez International, Inc.	272,230	12,593,360
The Hershey Co.	142,706	15,141,107
The J.M. Smucker Co.	53,594	5,620,939
Tyson Foods, Inc. Class A	22,331	1,382,736
		99,899,297
Household Products - 2.5%
Church & Dwight Co., Inc.	140,664	9,088,301
Clorox Co.	80,575	11,955,719
Colgate-Palmolive Co.	125,707	8,130,729
Kimberly-Clark Corp.	71,234	7,934,043
Procter & Gamble Co.	283,487	27,347,991
		64,456,783
Tobacco - 1.1%
Altria Group, Inc.	353,951	17,467,482
Philip Morris International, Inc.	127,978	9,818,472
		27,285,954

TOTAL CONSUMER STAPLES		305,648,124

ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	69,615	3,077,679
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	110,982	12,724,086
Exxon Mobil Corp.	345,204	25,296,549
Occidental Petroleum Corp.	72,666	4,852,635
ONEOK, Inc.	44,463	2,854,969
		45,728,239

TOTAL ENERGY		48,805,918

FINANCIALS - 12.7%
Banks - 0.8%
BB&T Corp.	25,393	1,239,178
M&T Bank Corp.	41,702	6,861,647
U.S. Bancorp	250,577	12,819,519
		20,920,344
Capital Markets - 0.4%
CME Group, Inc.	50,124	9,136,603
Diversified Financial Services - 0.6%
Berkshire Hathaway, Inc. Class B (a)	81,606	16,773,297
Insurance - 9.1%
AFLAC, Inc.	377,108	17,988,052
Alleghany Corp.	2,206	1,393,221
Allstate Corp.	174,789	15,358,709
American Financial Group, Inc.	98,230	9,370,160
Aon PLC	114,096	17,825,218
Arch Capital Group Ltd. (a)	624,322	18,323,851
Arthur J. Gallagher & Co.	176,513	13,187,286
Chubb Ltd.	180,902	24,069,011
Cincinnati Financial Corp.	58,538	4,748,603
Everest Re Group Ltd.	40,891	8,957,174
FNF Group	94,760	3,426,522
Hartford Financial Services Group, Inc.	29,352	1,377,196
Markel Corp. (a)	17,403	18,334,235
Marsh & McLennan Companies, Inc.	198,138	17,473,790
Progressive Corp.	221,784	14,923,845
RenaissanceRe Holdings Ltd.	84,023	11,597,695
The Travelers Companies, Inc.	98,481	12,363,305
W.R. Berkley Corp.	215,961	16,605,241
Willis Group Holdings PLC	36,835	5,996,370
		233,319,484
Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp.	1,147,609	20,553,677
Annaly Capital Management, Inc.	2,495,398	26,051,955
		46,605,632

TOTAL FINANCIALS		326,755,360

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 5.2%
Abbott Laboratories	86,900	6,341,962
Baxter International, Inc.	264,270	19,156,932
Becton, Dickinson & Co.	67,759	16,903,160
Boston Scientific Corp. (a)	243,490	9,289,144
Danaher Corp.	204,681	22,703,217
Medtronic PLC	272,431	24,080,176
Stryker Corp.	133,331	23,675,586
The Cooper Companies, Inc.	29,095	8,110,522
Varian Medical Systems, Inc. (a)	12,951	1,709,921
Zimmer Biomet Holdings, Inc.	11,508	1,260,816
		133,231,436
Health Care Providers & Services - 4.5%
Anthem, Inc.	46,031	13,947,393
Cigna Corp.	62,365	12,461,151
CVS Health Corp.	188,044	12,326,284
HCA Holdings, Inc.	44,930	6,264,590
Henry Schein, Inc. (a)(b)	48,927	3,801,628
Humana, Inc.	41,437	12,803,619
Laboratory Corp. of America Holdings (a)	82,073	11,436,873
Quest Diagnostics, Inc.	61,552	5,376,567
UnitedHealth Group, Inc.	100,120	27,052,424
Universal Health Services, Inc. Class B	57,605	7,634,391
Wellcare Health Plans, Inc. (a)	7,788	2,153,226
		115,258,146
Health Care Technology - 0.0%
Cerner Corp. (a)	22,980	1,261,832
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	47,255	11,609,136
Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	81,638	4,030,468
Eli Lilly & Co.	158,412	18,987,262
Johnson & Johnson	264,976	35,263,006
Merck & Co., Inc.	350,616	26,096,349
Pfizer, Inc.	891,469	37,842,859
Zoetis, Inc. Class A	76,691	6,607,697
		128,827,641

TOTAL HEALTH CARE		390,188,191

INDUSTRIALS - 8.3%
Aerospace & Defense - 3.5%
General Dynamics Corp.	23,826	4,078,296
Harris Corp.	68,936	10,559,616
L3 Technologies, Inc.	9,536	1,877,448
Lockheed Martin Corp.	97,087	28,125,133
Northrop Grumman Corp.	35,245	9,711,760
Raytheon Co.	150,645	24,820,270
United Technologies Corp.	104,556	12,344,927
		91,517,450
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	121,812	10,569,627
Expeditors International of Washington, Inc.	141,946	9,836,858
United Parcel Service, Inc. Class B	17,212	1,814,145
		22,220,630
Commercial Services & Supplies - 3.1%
Republic Services, Inc.	464,960	35,667,082
Waste Connection, Inc. (Canada)	51,347	4,284,941
Waste Management, Inc.	416,458	39,842,537
		79,794,560
Industrial Conglomerates - 0.3%
Honeywell International, Inc.	59,068	8,483,937
Professional Services - 0.3%
Verisk Analytics, Inc. (a)	59,317	6,964,409
Road & Rail - 0.2%
AMERCO	12,898	4,677,589

TOTAL INDUSTRIALS		213,658,575

INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 2.3%
Cisco Systems, Inc.	477,412	22,576,813
F5 Networks, Inc. (a)	61,848	9,954,436
Juniper Networks, Inc.	48,235	1,251,216
Motorola Solutions, Inc.	212,307	24,820,811
		58,603,276
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	246,537	21,675,533
Dell Technologies, Inc. (a)	25,665	1,247,062
FLIR Systems, Inc.	78,760	3,849,789
		26,772,384
IT Services - 9.9%
Accenture PLC Class A	206,790	31,752,605
Automatic Data Processing, Inc.	92,403	12,921,636
Broadridge Financial Solutions, Inc.	78,746	7,939,959
Cognizant Technology Solutions Corp. Class A	168,226	11,721,988
Fidelity National Information Services, Inc.	223,833	23,397,263
Fiserv, Inc. (a)	437,362	36,270,431
IBM Corp.	80,186	10,778,602
Jack Henry & Associates, Inc.	162,197	21,661,409
MasterCard, Inc. Class A	111,590	23,559,997
Paychex, Inc.	304,026	21,525,041
VeriSign, Inc. (a)	54,363	9,202,025
Visa, Inc. Class A	290,962	39,282,780
Worldpay, Inc. (a)	51,428	4,293,209
		254,306,945
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp.	64,293	3,029,486
Texas Instruments, Inc.	13,466	1,355,757
		4,385,243
Software - 1.9%
CDK Global, Inc.	31,460	1,538,709
Intuit, Inc.	19,580	4,225,756
Microsoft Corp.	211,898	22,128,508
Oracle Corp.	261,030	13,111,537
Palo Alto Networks, Inc. (a)	25,228	5,419,479
Synopsys, Inc. (a)	39,704	3,706,368
		50,130,357
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	44,279	7,369,797

TOTAL INFORMATION TECHNOLOGY		401,568,002

MATERIALS - 2.4%
Chemicals - 0.8%
Ecolab, Inc.	101,345	16,029,739
International Flavors & Fragrances, Inc.	28,875	4,093,898
		20,123,637
Containers & Packaging - 0.1%
Ball Corp.	33,777	1,765,862
Metals & Mining - 1.5%
Newmont Mining Corp.	1,179,503	40,232,839

TOTAL MATERIALS		62,122,338

REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 8.5%
American Tower Corp.	87,024	15,041,228
AvalonBay Communities, Inc.	124,784	24,073,329
Boston Properties, Inc.	12,133	1,599,979
Camden Property Trust (SBI)	118,952	11,532,396
Crown Castle International Corp.	194,169	22,729,423
Digital Realty Trust, Inc.	12,600	1,365,084
Duke Realty Corp.	132,503	3,874,388
Equinix, Inc.	5,896	2,323,024
Equity Residential (SBI)	280,835	20,377,388
Essex Property Trust, Inc.	36,380	9,866,256
Extra Space Storage, Inc.	15,712	1,549,360
Federal Realty Investment Trust (SBI)	63,263	8,386,776
Invitation Homes, Inc.	157,934	3,551,936
Mid-America Apartment Communities, Inc.	56,792	5,751,894
National Retail Properties, Inc.	119,630	6,305,697
Public Storage	122,359	26,003,735
Realty Income Corp.	249,580	17,143,650
Regency Centers Corp.	32,117	2,087,605
Simon Property Group, Inc.	52,141	9,495,919
UDR, Inc.	238,678	10,442,163
Ventas, Inc.	79,323	5,115,540
Welltower, Inc.	112,010	8,679,655
		217,296,425
UTILITIES - 8.3%
Electric Utilities - 5.7%
Alliant Energy Corp.	62,533	2,780,843
American Electric Power Co., Inc.	159,097	12,587,755
Duke Energy Corp.	331,783	29,123,912
Edison International	28,035	1,597,154
Evergy, Inc.	122,891	7,044,112
Eversource Energy	94,399	6,552,235
NextEra Energy, Inc.	181,254	32,440,841
PPL Corp.	53,114	1,663,530
Southern Co.	551,754	26,815,244
Xcel Energy, Inc.	515,970	27,016,189
		147,621,815
Multi-Utilities - 2.5%
CMS Energy Corp.	111,679	5,822,943
Consolidated Edison, Inc.	374,505	29,080,313
Dominion Resources, Inc.	156,382	10,984,272
DTE Energy Co.	13,741	1,618,003
Sempra Energy	12,512	1,463,654
WEC Energy Group, Inc.	218,944	15,989,480
		64,958,665
Water Utilities - 0.1%
American Water Works Co., Inc.	14,721	1,408,358

TOTAL UTILITIES		213,988,838

TOTAL COMMON STOCKS
(Cost $2,347,062,868)		2,557,160,755

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 2.43% (c)	37,335,174	37,342,641
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	27,204,014	27,206,734
TOTAL MONEY MARKET FUNDS
(Cost $64,549,353)		64,549,375
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $2,411,612,221)		2,621,710,130
NET OTHER ASSETS (LIABILITIES) - (2.0)%(e)		(51,644,895)
NET ASSETS - 100%		$2,570,065,235

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	73	March 2019	$9,871,425	$582,562	$582,562
CME E-mini S&P MidCap 400 Index Contracts (United States)	18	March 2019	3,304,980	237,116	237,115
TOTAL FUTURES CONTRACTS					$819,677

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $406,600 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$131,753
Fidelity Securities Lending Cash Central Fund	61,635
Total	$193,388

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$123,006,497	$123,006,497	$--	$--
Consumer Discretionary	254,122,487	254,122,487	--	--
Consumer Staples	305,648,124	305,648,124	--	--
Energy	48,805,918	48,805,918	--	--
Financials	326,755,360	326,755,360	--	--
Health Care	390,188,191	390,188,191	--	--
Industrials	213,658,575	213,658,575	--	--
Information Technology	401,568,002	401,568,002	--	--
Materials	62,122,338	62,122,338	--	--
Real Estate	217,296,425	217,296,425	--	--
Utilities	213,988,838	213,988,838	--	--
Money Market Funds	64,549,375	64,549,375	--	--
Total Investments in Securities:	$2,621,710,130	$2,621,710,130	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$819,677	$819,677	$--	$--
Total Assets	$819,677	$819,677	$--	$--
Total Derivative Instruments:	$819,677	$819,677	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Low Volatility Index Fund (formerly Fidelity® SAI International Minimum Volatility Index Fund)

January 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV2-QTLY-0319
1.9866140.103

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
Australia - 0.6%
Amcor Ltd.	51,918	$515,140
Woolworths Group Ltd.	442,021	9,436,730

TOTAL AUSTRALIA		9,951,870

Belgium - 1.2%
Ageas	66,495	3,088,551
Colruyt NV	103,774	7,452,240
Proximus	166,870	4,471,296
UCB SA	85,952	7,441,513

TOTAL BELGIUM		22,453,600

Bermuda - 1.5%
Cheung Kong Infrastructure Holdings Ltd.	1,049,000	8,469,507
Cosco Shipping Ports Ltd.	869,563	907,630
Credicorp Ltd. (United States)	22,810	5,537,812
Dairy Farm International Holdings Ltd.	377,604	3,409,764
Hongkong Land Holdings Ltd.	109,400	784,398
Jardine Matheson Holdings Ltd.	41,837	2,795,548
Jardine Strategic Holdings Ltd.	62,972	2,410,568
Yue Yuen Industrial (Holdings) Ltd.	749,000	2,554,703

TOTAL BERMUDA		26,869,930

Canada - 10.8%
Bank of Montreal	192,722	14,107,083
Bank of Nova Scotia	194,109	11,050,157
Barrick Gold Corp.	254,069	3,401,251
BCE, Inc.	240,224	10,444,840
Canadian Imperial Bank of Commerce	152,354	12,918,116
Canadian National Railway Co.	19,609	1,636,384
Canadian Tire Ltd. Class A (non-vtg.)	30,222	3,437,481
Canadian Utilities Ltd. Class A (non-vtg.)	33,012	848,697
CCL Industries, Inc. Class B	19,236	811,046
CGI Group, Inc. Class A (sub. vtg.) (a)	67,414	4,456,984
Dollarama, Inc.	28,781	774,751
Emera, Inc.	49,521	1,733,678
Empire Co. Ltd. Class A (non-vtg.)	119,252	2,681,003
Fairfax Financial Holdings Ltd. (sub. vtg.)	10,038	4,748,369
Fortis, Inc.	129,572	4,620,986
Franco-Nevada Corp.	97,262	7,545,124
George Weston Ltd.	58,524	4,250,946
Great-West Lifeco, Inc.	118,138	2,535,478
H&R (REIT) unit	83,389	1,408,274
Hydro One Ltd. (b)	481,325	7,542,511
Intact Financial Corp.	217,173	17,166,245
Loblaw Companies Ltd.	86,504	4,189,086
Metro, Inc. Class A (sub. vtg.)	187,550	6,818,573
National Bank of Canada	26,225	1,233,460
Onex Corp. (sub. vtg.)	18,505	1,046,122
Open Text Corp.	16,407	583,257
RioCan (REIT)	156,383	2,967,105
Rogers Communications, Inc. Class B (non-vtg.)	138,280	7,480,454
Royal Bank of Canada	165,420	12,592,038
Saputo, Inc.	28,574	837,681
Shaw Communications, Inc. Class B	294,607	5,982,050
TELUS Corp.	304,503	10,664,963
The Toronto-Dominion Bank	182,894	10,300,358
Thomson Reuters Corp.	166,789	8,721,848
TransCanada Corp.	86,316	3,670,869

TOTAL CANADA		195,207,268

Cayman Islands - 0.2%
Car, Inc. (a)	1,289,000	1,074,156
China Huishan Dairy Holdings Co. Ltd. (a)(c)	5,145,000	137,687
China Investment Fund International Holdings Co. Ltd. (a)	240,000	848,497
Fullshare Holdings Ltd.	2,190,000	497,531
WH Group Ltd. (b)	925,000	793,221

TOTAL CAYMAN ISLANDS		3,351,092

Chile - 0.7%
Banco de Chile	37,244,730	5,908,725
Banco de Credito e Inversiones	15,771	1,124,050
S.A.C.I. Falabella	663,416	5,326,144

TOTAL CHILE		12,358,919

China - 1.7%
Agricultural Bank of China Ltd.:
(H Shares)	1,057,000	500,439
Class A	3,957,100	2,196,814
Bank Communications Co. Ltd. Class A	939,200	876,015
Bank of China Ltd. (H Shares)	6,078,000	2,825,916
China CITIC Bank Corp. Ltd. (H Shares)	1,745,000	1,136,859
China Merchants Bank Co. Ltd.	7,800	34,002
China Petroleum & Chemical Corp. (H Shares)	1,510,000	1,262,654
China Railway Signal & Communications Corp. (b)	945,000	749,925
China Reinsurance Group Corp.	8,919,000	2,015,498
China Telecom Corp. Ltd. (H Shares)	11,048,000	5,998,192
Industrial Bank Co. Ltd. Class A	330,700	809,378
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,589,600	1,842,346
Jiangsu Expressway Co. Ltd. (H Shares)	1,950,000	2,823,129
PetroChina Co. Ltd. (H Shares)	878,000	566,674
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	768,000	643,479
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,559,611	2,121,071
Shanghai Pudong Development Bank Co. Ltd.	579,200	927,474
Sinopharm Group Co. Ltd. (H Shares)	259,200	1,158,385
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,747,500	1,834,463

TOTAL CHINA		30,322,713

Czech Republic - 0.1%
Komercni Banka A/S	31,587	1,271,657
MONETA Money Bank A/S (b)	274,453	932,960

TOTAL CZECH REPUBLIC		2,204,617

Denmark - 2.0%
Christian Hansen Holding A/S	37,989	3,599,473
Coloplast A/S Series B	42,895	3,914,373
DONG Energy A/S (b)	125,572	9,029,386
DSV de Sammensluttede Vognmaend A/S	45,595	3,630,879
H Lundbeck A/S	45,869	2,009,195
ISS Holdings A/S	126,084	3,561,722
Novo Nordisk A/S Series B	61,129	2,864,877
Pandora A/S	47,338	2,049,591
Tryg A/S	214,814	5,477,059

TOTAL DENMARK		36,136,555

Egypt - 0.1%
Commercial International Bank SAE	356,026	1,671,590
Commercial International Bank SAE sponsored GDR	30,534	148,243

TOTAL EGYPT		1,819,833

Finland - 0.7%
Elisa Corp. (A Shares)	55,438	2,319,256
Neste Oyj	47,047	4,315,539
Nokia Corp.	218,191	1,378,457
Sampo Oyj (A Shares)	104,992	4,810,247

TOTAL FINLAND		12,823,499

France - 2.1%
Aeroports de Paris	24,450	4,679,171
BIC SA	12,187	1,221,256
Covivio	5,983	611,539
Danone SA	30,042	2,186,211
Essilor International SA	20,202	2,559,173
Groupe Eurotunnel SA	100,938	1,476,520
Hermes International SCA	10,826	6,498,071
L'Oreal SA	28,062	6,763,649
Orange SA	36,423	564,936
Sanofi SA	34,034	2,958,164
SCOR SE	15,907	669,363
SEB SA	5,433	833,294
Sodexo SA	29,489	3,071,533
Thales SA	28,678	3,172,849
Total SA	9,060	496,680

TOTAL FRANCE		37,762,409

Germany - 1.0%
Beiersdorf AG	7,132	712,655
Fresenius Medical Care AG & Co. KGaA	56,636	4,165,587
innogy SE (b)	103,549	4,906,818
Merck KGaA	7,387	774,324
Muenchener Rueckversicherungs AG	2,540	566,827
TUI AG (GB)	254,445	3,851,245
Uniper SE	111,607	3,228,126

TOTAL GERMANY		18,205,582

Hong Kong - 6.7%
China Mobile Ltd.	1,293,000	13,598,925
China Resources Beer Holdings Co. Ltd.	350,000	1,230,162
China Resources Pharmaceutical Group Ltd. (b)	2,469,500	3,521,676
CLP Holdings Ltd.	2,019,500	23,521,247
CNOOC Ltd.	516,000	862,453
Guangdong Investment Ltd.	3,218,000	6,145,350
Hang Seng Bank Ltd.	490,000	11,273,372
Hong Kong & China Gas Co. Ltd.	9,640,595	20,949,458
Link (REIT)	1,085,500	11,931,972
MTR Corp. Ltd.	2,400,651	13,426,280
PCCW Ltd.	5,880,000	3,500,302
Power Assets Holdings Ltd.	1,653,500	11,138,859

TOTAL HONG KONG		121,100,056

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	183,901	2,199,972
India - 4.2%
Ambuja Cements Ltd.	346,302	1,024,363
Asian Paints Ltd.	187,311	3,728,798
Bajaj Finserv Ltd.	10,039	861,846
Bharat Petroleum Corp. Ltd.	295,325	1,437,712
Britannia Industries Ltd.	93,079	4,194,458
Cipla Ltd. (a)	288,560	2,103,609
Coal India Ltd.	944,747	2,990,944
Dabur India Ltd.	737,807	4,612,853
Eicher Motors Ltd.	5,268	1,410,968
Glenmark Pharmaceuticals Ltd.	97,969	899,683
HCL Technologies Ltd.	257,237	3,643,949
Hero Motocorp Ltd.	40,013	1,473,957
Hindustan Unilever Ltd.	169,564	4,213,412
Housing Development Finance Corp. Ltd.	138,938	3,763,916
Indian Oil Corp. Ltd.	390,900	753,871
Infosys Ltd.	687,533	7,261,602
InterGlobe Aviation Ltd. (b)	144,953	2,426,369
ITC Ltd.	241,876	949,813
Lupin Ltd. (a)	98,794	1,219,193
Mahindra & Mahindra Ltd.	104,600	1,002,441
Marico Ltd.	215,468	1,113,626
Maruti Suzuki India Ltd.	38,054	3,561,476
Nestle India Ltd.	10,534	1,706,854
NTPC Ltd.	374,252	736,795
Petronet LNG Ltd.	816,480	2,619,387
Pidilite Industries Ltd.	190,063	2,999,197
Power Grid Corp. of India Ltd.	1,557,257	4,138,933
Reliance Industries Ltd.	41,253	713,411
Sun Pharmaceutical Industries Ltd.	146,900	876,618
Tata Consultancy Services Ltd.	81,802	2,321,835
Tech Mahindra Ltd. (a)	91,071	939,330
Wipro Ltd.	617,904	3,214,912
Zee Entertainment Enterprises Ltd.	130,908	701,398

TOTAL INDIA		75,617,529

Indonesia - 1.4%
PT Bank Central Asia Tbk	5,921,400	11,940,272
PT Hanjaya Mandala Sampoerna Tbk	7,244,800	1,985,871
PT Indofood CBP Sukses Makmur Tbk	4,071,900	3,140,077
PT Indofood Sukses Makmur Tbk	2,715,000	1,505,904
PT Kalbe Farma Tbk	7,296,600	835,538
PT Telekomunikasi Indonesia Tbk Series B	11,361,100	3,170,644
PT Unilever Indonesia Tbk	745,300	2,667,025

TOTAL INDONESIA		25,245,331

Ireland - 0.8%
AIB Group PLC	282,060	1,259,099
Kerry Group PLC Class A	89,070	9,098,995
Paddy Power Betfair PLC (Ireland)	8,099	662,350
Ryanair Holdings PLC sponsored ADR (a)	48,930	3,474,030

TOTAL IRELAND		14,494,474

Israel - 1.1%
Azrieli Group	54,036	2,874,706
Bank Hapoalim BM (Reg.)	431,186	2,916,601
Bank Leumi le-Israel BM	688,331	4,542,358
Bezeq The Israel Telecommunication Corp. Ltd.	622,301	498,649
Check Point Software Technologies Ltd. (a)	24,736	2,768,453
Mizrahi Tefahot Bank Ltd.	225,023	4,178,773
NICE Systems Ltd. (a)	15,401	1,695,006

TOTAL ISRAEL		19,474,546

Italy - 0.4%
Intesa Sanpaolo SpA	347,036	794,062
Snam Rete Gas SpA	1,400,132	6,682,805

TOTAL ITALY		7,476,867

Japan - 20.0%
ABC-MART, Inc.	56,900	3,259,637
Ajinomoto Co., Inc.	217,300	3,752,502
All Nippon Airways Ltd.	181,900	6,693,185
Asahi Group Holdings	95,700	3,993,174
Astellas Pharma, Inc.	726,400	10,778,492
Benesse Holdings, Inc.	112,600	2,936,852
Canon, Inc.	311,300	8,953,056
Chugai Pharmaceutical Co. Ltd.	19,000	1,119,853
Chugoku Electric Power Co., Inc.	174,600	2,383,569
Daiichi Sankyo Kabushiki Kaisha	93,300	3,226,634
Dainippon Sumitomo Pharma Co. Ltd.	41,800	977,028
Daito Trust Construction Co. Ltd.	21,500	2,989,373
Daiwa House REIT Investment Corp.	2,993	7,039,767
East Japan Railway Co.	36,800	3,405,499
FamilyMart Co. Ltd.	37,000	4,320,771
Hamamatsu Photonics K.K.	40,600	1,449,933
Hankyu Hanshin Holdings, Inc.	26,100	929,704
Idemitsu Kosan Co. Ltd.	26,900	947,087
Japan Airlines Co. Ltd.	182,900	6,656,099
Japan Post Bank Co. Ltd.	439,900	5,116,854
Japan Post Holdings Co. Ltd.	984,300	12,081,791
Japan Prime Realty Investment Corp.	1,451	5,907,905
Japan Real Estate Investment Corp.	2,259	13,231,508
Japan Retail Fund Investment Corp.	4,474	9,159,532
Japan Tobacco, Inc.	84,200	2,125,775
Kao Corp.	32,700	2,303,185
KDDI Corp.	30,600	764,530
Keihin Electric Express Railway Co. Ltd.	132,800	2,256,716
Kintetsu Group Holdings Co. Ltd.	40,000	1,742,483
Kirin Holdings Co. Ltd.	203,300	4,834,033
Kyowa Hakko Kirin Co., Ltd.	52,100	994,886
Kyushu Railway Co.	254,500	8,668,304
Lawson, Inc.	85,500	5,266,973
McDonald's Holdings Co. (Japan) Ltd.	115,900	5,123,328
Meiji Holdings Co. Ltd.	58,900	4,547,615
Mitsubishi Tanabe Pharma Corp.	357,100	5,576,563
Nagoya Railroad Co. Ltd.	236,100	6,242,534
NEC Corp.	120,300	4,031,168
New Hampshire Foods Ltd.	95,500	3,770,025
Nikon Corp.	41,700	713,599
Nippon Building Fund, Inc.	2,212	14,296,516
Nippon Prologis REIT, Inc.	3,033	6,613,151
Nippon Telegraph & Telephone Corp.	226,000	9,715,333
Nissan Motor Co. Ltd.	676,700	5,779,017
Nissin Food Holdings Co. Ltd.	92,800	5,887,060
Nitori Holdings Co. Ltd.	43,800	5,693,899
Nomura Real Estate Master Fund, Inc.	6,711	9,605,186
NTT Data Corp.	156,600	1,863,242
NTT DOCOMO, Inc.	566,300	13,606,382
Ono Pharmaceutical Co. Ltd.	127,000	2,763,860
Oracle Corp. Japan	10,400	756,190
Oriental Land Co. Ltd.	94,300	9,635,612
Osaka Gas Co. Ltd.	120,800	2,381,066
Otsuka Corp.	47,500	1,530,640
Otsuka Holdings Co. Ltd.	143,300	5,858,296
Park24 Co. Ltd.	149,900	3,568,425
Ryohin Keikaku Co. Ltd.	4,500	1,061,740
Sankyo Co. Ltd. (Gunma)	76,700	2,964,489
Santen Pharmaceutical Co. Ltd.	64,100	882,129
Secom Co. Ltd.	89,100	7,444,564
Sega Sammy Holdings, Inc.	55,300	776,764
Seven & i Holdings Co. Ltd.	79,400	3,457,314
Shimamura Co. Ltd.	35,100	3,032,279
Shionogi & Co. Ltd.	36,800	2,258,846
Showa Shell Sekiyu K.K.	85,200	1,267,147
Suntory Beverage & Food Ltd.	219,400	9,698,517
Taisei Corp.	16,000	750,608
Taisho Pharmaceutical Holdings Co. Ltd.	50,400	5,094,368
Takeda Pharmaceutical Co. Ltd.	115,800	4,675,224
Terumo Corp.	26,600	1,516,023
Tobu Railway Co. Ltd.	151,500	4,269,956
Toho Co. Ltd.	35,500	1,292,242
Toray Industries, Inc.	194,400	1,440,717
Toyo Suisan Kaisha Ltd.	142,600	5,112,261
Tsuruha Holdings, Inc.	29,200	2,691,467
United Urban Investment Corp.	5,018	8,002,080
USS Co. Ltd.	66,900	1,169,406
West Japan Railway Co.	17,200	1,253,622
Yahoo! Japan Corp.	500,100	1,345,231
Yamada Denki Co. Ltd. (d)	1,097,800	5,402,073
Yamaguchi Financial Group, Inc.	124,500	1,265,288
Yamazaki Baking Co. Ltd.	93,500	1,828,368

TOTAL JAPAN		359,778,120

Korea (South) - 0.9%
Db Insurance Co. Ltd.	27,382	1,710,713
Kangwon Land, Inc.	33,009	1,008,878
KT Corp.	11,046	283,997
KT Corp. sponsored ADR	25,100	346,882
KT&G Corp.	48,137	4,288,249
S1 Corp.	26,440	2,448,082
Samsung Fire & Marine Insurance Co. Ltd.	10,737	2,634,953
Samsung Life Insurance Co. Ltd.	7,790	618,337
SK Telecom Co. Ltd.	13,362	3,094,027

TOTAL KOREA (SOUTH)		16,434,118

Luxembourg - 0.1%
RTL Group SA	31,987	1,748,604
Malaysia - 1.7%
Fraser & Neave Holdings BHD	127,100	1,053,788
Hong Leong Bank Bhd	376,100	1,895,191
IHH Healthcare Bhd	688,100	940,762
Malayan Banking Bhd	3,624,557	8,441,961
Petronas Dagangan Bhd	252,300	1,624,920
PPB Group Bhd	505,540	2,246,296
Public Bank Bhd	2,262,300	13,686,473
Tenaga Nasional Bhd	440,400	1,387,002

TOTAL MALAYSIA		31,276,393

Multi-National - 0.8%
HK Electric Investments & HK Electric Investments Ltd. unit	4,685,000	4,779,722
HKT Trust/HKT Ltd. unit	6,542,000	9,647,912

TOTAL MULTI-NATIONAL		14,427,634

Netherlands - 0.6%
Koninklijke Ahold Delhaize NV	322,741	8,503,803
NN Group NV	26,140	1,104,641
NXP Semiconductors NV	4,904	426,795

TOTAL NETHERLANDS		10,035,239

New Zealand - 0.4%
Auckland International Airport Ltd.	168,873	857,929
Fisher & Paykel Healthcare Corp.	78,818	684,256
Meridian Energy Ltd.	565,074	1,374,839
Ryman Healthcare Group Ltd.	377,076	2,731,454
Spark New Zealand Ltd.	481,662	1,350,010

TOTAL NEW ZEALAND		6,998,488

Norway - 0.1%
Marine Harvest ASA	47,865	1,053,331
Pakistan - 0.0%
MCB Bank Ltd.	114,200	171,738
Philippines - 0.8%
Aboitiz Power Corp.	2,188,600	1,611,857
Bank of the Philippine Islands (BPI)	1,253,508	2,187,749
BDO Unibank, Inc.	1,118,163	2,895,129
Jollibee Food Corp.	450,530	2,730,485
Manila Electric Co.	384,550	2,697,898
Philippine Long Distance Telephone Co.	36,060	895,776
Universal Robina Corp.	322,320	915,527

TOTAL PHILIPPINES		13,934,421

Qatar - 0.8%
Masraf al Rayan (a)	281,385	3,152,773
Qatar Electricity & Water Co. (a)	19,053	983,573
Qatar Islamic Bank (a)	77,834	3,377,210
Qatar National Bank SAQ	117,592	6,393,706

TOTAL QATAR		13,907,262

Singapore - 2.5%
Ascendas Real Estate Investment Trust	438,700	892,912
CapitaCommercial Trust (REIT)	4,032,600	5,631,621
CapitaMall Trust	3,893,000	6,940,425
DBS Group Holdings Ltd.	163,423	2,903,787
Oversea-Chinese Banking Corp. Ltd.	546,757	4,674,768
Singapore Airlines Ltd.	855,300	6,131,069
Singapore Airport Terminal Service Ltd.	1,057,800	3,803,114
Singapore Exchange Ltd.	125,000	709,404
Singapore Press Holdings Ltd.	1,711,000	3,190,172
Singapore Telecommunications Ltd.	3,325,900	7,477,978
United Overseas Bank Ltd.	80,665	1,509,398
Wilmar International Ltd.	372,100	920,438

TOTAL SINGAPORE		44,785,086

Sweden - 0.1%
Swedish Match Co. AB	20,695	925,613
Switzerland - 10.0%
Baloise Holdings AG	34,915	5,396,385
Barry Callebaut AG	3,333	5,664,206
Ems-Chemie Holding AG	4,720	2,354,186
Geberit AG (Reg.)	1,855	723,943
Givaudan SA	4,308	10,431,559
Kuehne & Nagel International AG	56,261	7,603,679
Lindt & Spruengli AG	105	7,707,778
Lindt & Spruengli AG (participation certificate)	1,472	9,362,361
Nestle SA (Reg. S)	279,479	24,366,069
Novartis AG	224,907	19,634,555
Partners Group Holding AG	3,967	2,722,588
Roche Holding AG (participation certificate)	86,023	22,885,193
Schindler Holding AG (Reg.)	3,218	678,257
SGS SA (Reg.)	1,270	3,058,625
Sonova Holding AG Class B	22,137	4,144,914
Swiss Life Holding AG	21,079	8,675,785
Swiss Prime Site AG	100,142	8,473,980
Swiss Re Ltd.	86,089	8,239,681
Swisscom AG	36,256	17,354,172
Zurich Insurance Group AG	33,926	10,647,771

TOTAL SWITZERLAND		180,125,687

Taiwan - 6.7%
ASUSTeK Computer, Inc.	551,000	4,296,666
Chang Hwa Commercial Bank	7,965,126	4,670,108
China Airlines Ltd.	4,055,000	1,407,090
China Life Insurance Co. Ltd.	1,060,000	966,086
China Steel Corp.	1,356,000	1,131,032
Chinatrust Financial Holding Co. Ltd.	5,929,700	4,039,166
Chunghwa Telecom Co. Ltd.	6,195,000	21,739,416
E.SUN Financial Holdings Co. Ltd.	10,906,209	7,646,805
EVA Airways Corp.	3,787,511	1,852,437
Far EasTone Telecommunications Co. Ltd.	2,751,000	6,458,887
First Financial Holding Co. Ltd.	17,040,876	11,367,388
Formosa Petrochemical Corp.	974,000	3,459,789
Formosa Taffeta Co. Ltd.	868,000	1,002,083
Fubon Financial Holding Co. Ltd.	470,000	689,367
Hua Nan Financial Holdings Co. Ltd.	13,143,288	7,942,701
Mega Financial Holding Co. Ltd.	11,671,789	10,192,709
President Chain Store Corp.	371,000	3,941,883
Sinopac Holdings Co.	7,484,245	2,554,600
Standard Foods Corp.	500,347	819,429
Synnex Technology International Corp.	939,000	1,173,765
Taishin Financial Holdings Co. Ltd.	2,516,272	1,122,699
Taiwan Business Bank	6,135,217	2,228,644
Taiwan Cooperative Financial Holding Co. Ltd.	13,257,244	8,043,427
Taiwan High Speed Rail Corp.	2,540,000	2,601,453
Taiwan Mobile Co. Ltd.	2,774,000	9,916,265

TOTAL TAIWAN		121,263,895

Thailand - 1.9%
Advanced Info Service PCL (For. Reg.)	175,300	1,001,634
Airports of Thailand PCL (For. Reg.)	3,487,800	7,703,528
Bangkok Dusit Medical Services PCL (For. Reg.)	3,038,300	2,295,259
Bangkok Expressway and Metro PCL	11,868,100	3,950,968
BTS Group Holdings PCL	9,881,300	3,163,028
BTS Group Holdings PCL warrants 11/29/19 (a)	809,033	16,315
Bumrungrad Hospital PCL (For. Reg.)	300,600	1,789,744
C.P. ALL PCL (For. Reg.)	586,000	1,458,435
Electricity Generating PCL (For. Reg.)	214,000	1,794,750
Glow Energy PCL (For. Reg.)	437,500	1,291,913
IRPC PCL (For. Reg.)	6,930,700	1,275,657
Kasikornbank PCL	144,000	921,895
Kasikornbank PCL (For. Reg.)	225,500	1,458,099
Krung Thai Bank PCL (For. Reg.)	5,643,800	3,577,056
Siam Cement PCL (For. Reg.)	157,300	2,356,479

TOTAL THAILAND		34,054,760

United Arab Emirates - 0.5%
DP World Ltd.	37,220	662,516
Dubai Islamic Bank Pakistan Ltd. (a)	761,416	1,057,191
Emirates Telecommunications Corp.	803,422	3,722,756
National Bank of Abu Dhabi PJSC	1,107,163	4,442,939

TOTAL UNITED ARAB EMIRATES		9,885,402

United Kingdom - 6.6%
Admiral Group PLC	124,519	3,382,339
AstraZeneca PLC (United Kingdom)	122,410	8,867,620
British American Tobacco PLC (United Kingdom)	29,623	1,044,213
BT Group PLC	250,769	764,696
Bunzl PLC	133,366	4,198,148
Carnival PLC	56,991	3,224,494
Coca-Cola European Partners PLC	84,528	4,021,842
Compass Group PLC	715,479	15,300,975
Diageo PLC	347,829	13,275,401
Direct Line Insurance Group PLC	2,028,671	8,958,930
GlaxoSmithKline PLC	519,188	10,085,008
HSBC Holdings PLC (United Kingdom)	262,334	2,208,919
Imperial Tobacco Group PLC	61,465	2,035,592
Kingfisher PLC	706,129	2,062,853
Marks & Spencer Group PLC	755,239	2,857,507
National Grid PLC	842,863	9,122,579
Pearson PLC	63,556	755,612
Reckitt Benckiser Group PLC	23,242	1,788,349
RELX PLC	413,901	9,155,546
Royal Mail PLC	516,909	1,817,659
RSA Insurance Group PLC	530,377	3,567,255
Scottish & Southern Energy PLC	104,562	1,607,435
Severn Trent PLC	74,435	1,951,114
Smith & Nephew PLC	203,369	3,831,212
United Utilities Group PLC	146,074	1,591,735
Vodafone Group PLC	642,840	1,172,402
WM Morrison Supermarkets PLC	254,923	783,231

TOTAL UNITED KINGDOM		119,432,666

United States of America - 0.1%
Yum China Holdings, Inc.	67,752	2,469,560
TOTAL COMMON STOCKS
(Cost $1,502,809,237)		1,657,784,679
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 2.33% to 2.55% 3/7/19 to 9/12/19 (Cost $7,942,760)(e)	8,000,000	7,944,233
	Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 2.43% (f)	121,144,574	121,168,803
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	5,150,576	5,151,091
TOTAL MONEY MARKET FUNDS
(Cost $126,319,199)		126,319,894
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $1,637,071,196)		1,792,048,806
NET OTHER ASSETS (LIABILITIES) - 0.6%		9,924,193
NET ASSETS - 100%		$1,801,972,999

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	983	March 2019	$89,851,115	$3,367,301	$3,367,301
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	695	March 2019	36,994,850	2,443,548	2,443,548
TME S&P/TSX 60 Index Contracts (Canada)	120	March 2019	16,946,764	819,206	819,206
TOTAL FUTURES CONTRACTS					$6,630,055

The notional amount of futures purchased as a percentage of Net Assets is 8.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,902,866 or 1.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,895,570.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$715,551
Fidelity Securities Lending Cash Central Fund	18,072
Total	$733,623

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$187,040,821	$73,914,609	$113,126,212	$--
Consumer Discretionary	117,272,708	97,232,878	20,039,830	--
Consumer Staples	245,853,370	186,049,782	59,665,901	137,687
Energy	38,989,917	32,341,667	6,648,250	--
Financials	383,993,042	284,231,572	99,761,470	--
Health Care	158,998,393	62,928,921	96,069,472	--
Industrials	173,650,955	149,061,249	24,589,706	--
Information Technology	53,495,165	29,681,694	23,813,471	--
Materials	43,172,828	38,766,616	4,406,212	--
Real Estate	121,483,021	109,551,049	11,931,972	--
Utilities	133,834,459	57,222,881	76,611,578	--
Government Obligations	7,944,233	--	7,944,233	--
Money Market Funds	126,319,894	126,319,894	--	--
Total Investments in Securities:	$1,792,048,806	$1,247,302,812	$544,608,307	$137,687
Derivative Instruments:
Assets
Futures Contracts	$6,630,055	$6,630,055	$--	$--
Total Assets	$6,630,055	$6,630,055	$--	$--
Total Derivative Instruments:	$6,630,055	$6,630,055	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

January 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV7-QTLY-0319
1.9867767.103

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 6.8%
AGL Energy Ltd.	342,303	$5,329,725
Alumina Ltd.	1,305,044	2,305,187
Amcor Ltd.	604,000	5,993,000
AMP Ltd.	1,492,717	2,452,227
APA Group unit	612,713	4,088,598
Aristocrat Leisure Ltd.	299,736	5,366,338
ASX Ltd.	102,025	4,724,859
Aurizon Holdings Ltd.	1,032,090	3,300,995
Australia & New Zealand Banking Group Ltd.	1,498,045	27,270,211
Bank of Queensland Ltd.	213,918	1,581,404
Bendigo & Adelaide Bank Ltd.	258,766	2,027,686
BHP Billiton Ltd.	1,535,681	39,210,419
BlueScope Steel Ltd.	278,810	2,523,204
Boral Ltd.	625,225	2,249,656
Brambles Ltd.	830,785	6,425,471
Caltex Australia Ltd.	133,917	2,612,720
Challenger Ltd.	292,892	1,541,419
Cimic Group Ltd.	50,832	1,655,720
Coca-Cola Amatil Ltd.	265,623	1,621,883
Cochlear Ltd.	30,022	4,221,003
Coles Group Ltd. (a)	590,841	5,372,824
Commonwealth Bank of Australia	917,460	46,623,096
Computershare Ltd.	238,943	3,086,430
Crown Ltd.	202,162	1,756,071
CSL Ltd.	235,880	33,540,746
DEXUS Property Group unit	531,017	4,431,237
Dominos Pizza Enterprises Ltd.	31,973	1,057,473
Flight Centre Travel Group Ltd.	28,635	895,660
Fortescue Metals Group Ltd.	800,031	3,285,715
Goodman Group unit	852,723	7,227,385
Harvey Norman Holdings Ltd. (b)	323,519	792,509
Incitec Pivot Ltd.	872,385	2,098,992
Insurance Australia Group Ltd.	1,205,127	6,210,888
Lendlease Group unit	302,038	2,685,114
Macquarie Group Ltd.	168,747	14,287,692
Medibank Private Ltd.	1,414,964	2,694,768
Mirvac Group unit	1,925,499	3,359,149
National Australia Bank Ltd.	1,425,274	24,749,392
Newcrest Mining Ltd.	400,234	7,113,241
Orica Ltd.	194,252	2,421,611
Origin Energy Ltd. (a)	917,540	4,775,432
QBE Insurance Group Ltd.	701,481	5,471,297
Ramsay Health Care Ltd.	73,609	3,034,882
realestate.com.au Ltd.	28,114	1,547,419
Rio Tinto Ltd.	193,457	12,241,310
Santos Ltd.	920,760	4,330,374
Scentre Group unit	2,777,246	8,014,557
SEEK Ltd.	178,311	2,202,146
Sonic Healthcare Ltd.	214,434	3,588,175
South32 Ltd.	2,668,980	6,848,488
SP AusNet	924,634	1,108,992
Stockland Corp. Ltd. unit	1,263,456	3,471,575
Suncorp Group Ltd.	677,539	6,392,690
Sydney Airport unit	568,612	2,711,406
Tabcorp Holdings Ltd.	992,004	3,353,058
Telstra Corp. Ltd.	2,169,019	4,903,412
The GPT Group unit	939,461	3,960,786
TPG Telecom Ltd.	193,945	985,441
Transurban Group unit	1,364,460	12,070,522
Treasury Wine Estates Ltd.	374,333	4,203,986
Vicinity Centres unit	1,702,759	3,230,490
Washington H. Soul Pattinson & Co. Ltd.	57,471	1,099,118
Wesfarmers Ltd.	590,694	13,830,184
Westpac Banking Corp.	1,790,606	32,001,753
Woodside Petroleum Ltd.	488,319	12,182,196
Woolworths Group Ltd.	683,990	14,602,539
WorleyParsons Ltd.	170,952	1,724,798

TOTAL AUSTRALIA		474,078,744

Austria - 0.2%
Andritz AG	38,816	1,915,770
Erste Group Bank AG	156,698	5,452,439
OMV AG	76,613	3,805,800
Osterreichische Elektrizitatswirtschafts AG	35,823	1,829,554
Raiffeisen International Bank-Holding AG	75,252	1,987,960
Voestalpine AG	61,121	1,950,460

TOTAL AUSTRIA		16,941,983

Bailiwick of Jersey - 0.7%
Experian PLC	477,943	11,999,998
Ferguson PLC	120,966	8,082,090
Glencore Xstrata PLC	5,949,465	24,147,368
WPP PLC	657,471	7,523,784

TOTAL BAILIWICK OF JERSEY		51,753,240

Belgium - 1.0%
Ageas	94,934	4,409,482
Anheuser-Busch InBev SA NV	397,174	30,345,423
Colruyt NV	32,011	2,298,780
Groupe Bruxelles Lambert SA	41,880	3,943,203
KBC Groep NV	129,945	8,817,014
Proximus	81,070	2,172,278
Solvay SA Class A	38,535	4,193,709
Telenet Group Holding NV	27,946	1,292,914
UCB SA	65,930	5,708,057
Umicore SA	108,851	4,601,924

TOTAL BELGIUM		67,782,784

Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	340,000	2,745,121
Dairy Farm International Holdings Ltd.	180,113	1,626,420
Hongkong Land Holdings Ltd.	608,223	4,360,959
Jardine Matheson Holdings Ltd.	115,191	7,697,063
Jardine Strategic Holdings Ltd.	115,120	4,406,794
Kerry Properties Ltd.	332,000	1,378,970
NWS Holdings Ltd.	829,856	1,897,826
Shangri-La Asia Ltd.	644,000	840,947
Yue Yuen Industrial (Holdings) Ltd.	373,500	1,273,941

TOTAL BERMUDA		26,228,041

Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	161,800	1,743,278
BeiGene Ltd. ADR (a)(b)	17,280	2,237,414
Cheung Kong Property Holdings Ltd.	1,350,000	11,365,396
CK Hutchison Holdings Ltd.	1,407,500	14,214,631
Melco Crown Entertainment Ltd. sponsored ADR	130,062	2,806,738
MGM China Holdings Ltd. (b)	487,600	946,756
Minth Group Ltd.	392,000	1,371,573
Sands China Ltd.	1,263,600	6,061,904
WH Group Ltd. (c)	4,573,000	3,921,513
Wharf Real Estate Investment Co. Ltd.	631,000	4,316,656
Wynn Macau Ltd.	830,800	2,039,398

TOTAL CAYMAN ISLANDS		51,025,257

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	1,912	2,384,723
Series B	3,452	4,616,657
Carlsberg A/S Series B	54,751	6,257,113
Christian Hansen Holding A/S	51,515	4,881,067
Coloplast A/S Series B	62,007	5,658,433
Danske Bank A/S	373,409	6,898,655
DONG Energy A/S (c)	98,657	7,094,035
DSV de Sammensluttede Vognmaend A/S	98,047	7,807,803
Genmab A/S (a)	32,052	4,672,345
H Lundbeck A/S	37,166	1,627,978
ISS Holdings A/S	86,048	2,430,753
Novo Nordisk A/S Series B	947,334	44,397,836
Novozymes A/S Series B	114,080	4,759,164
Pandora A/S	56,327	2,438,787
Tryg A/S	65,201	1,662,414
Vestas Wind Systems A/S	101,870	8,402,744
William Demant Holding A/S (a)	53,935	1,700,147

TOTAL DENMARK		117,690,654

Finland - 1.2%
Elisa Corp. (A Shares)	73,595	3,078,856
Fortum Corp.	231,734	5,257,111
Kone Oyj (B Shares)	176,598	8,568,463
Metso Corp.	54,880	1,608,081
Neste Oyj	66,857	6,132,675
Nokia Corp.	2,934,716	18,540,548
Nokian Tyres PLC	62,556	2,077,878
Nordea Bank ABP	1,584,666	14,390,691
Orion Oyj (B Shares)	55,600	1,962,014
Sampo Oyj (A Shares)	231,149	10,590,175
Stora Enso Oyj (R Shares)	285,743	3,843,905
UPM-Kymmene Corp.	278,217	8,043,976
Wartsila Corp.	228,632	3,722,571

TOTAL FINLAND		87,816,944

France - 9.9%
Accor SA	98,243	4,276,433
Aeroports de Paris	15,456	2,957,925
Air Liquide SA	223,274	27,105,362
Alstom SA	80,261	3,231,872
Amundi SA (c)	32,348	1,858,681
Arkema SA	35,615	3,380,228
Atos Origin SA	49,923	4,555,350
AXA SA	1,010,524	23,434,240
BIC SA	13,111	1,313,850
bioMerieux SA	21,361	1,508,553
BNP Paribas SA	586,216	27,486,812
Bollore SA	467,537	1,927,585
Bouygues SA	113,722	4,024,739
Bureau Veritas SA	136,606	3,033,369
Capgemini SA	83,706	9,243,738
Carrefour SA	308,224	6,098,030
Casino Guichard Perrachon SA (b)	29,229	1,438,922
CNP Assurances	91,117	2,069,164
Compagnie de St. Gobain	259,075	8,940,165
Covivio	23,336	2,385,237
Credit Agricole SA	597,020	6,818,819
Danone SA	321,397	23,388,639
Dassault Aviation SA	1,325	1,973,090
Dassault Systemes SA	68,258	8,558,934
Edenred SA	124,755	5,060,640
EDF SA	313,743	5,181,961
Eiffage SA	40,522	3,799,571
ENGIE	952,388	15,245,095
Essilor International SA	150,121	19,017,209
Eurazeo SA	24,527	1,821,977
Eutelsat Communications	92,939	1,967,993
Faurecia SA	40,454	1,766,947
Gecina SA	23,662	3,472,108
Groupe Eurotunnel SA	242,353	3,545,137
Hermes International SCA	16,524	9,918,171
ICADE	18,000	1,516,366
Iliad SA	14,129	1,618,823
Imerys SA	19,717	1,038,132
Ingenico SA	31,542	1,718,863
Ipsen SA	19,300	2,429,986
JCDecaux SA	39,151	1,159,741
Kering SA	39,507	19,783,624
Klepierre SA	105,989	3,634,598
L'Oreal SA	131,380	31,665,890
Legrand SA	139,000	8,234,985
LVMH Moet Hennessy - Louis Vuitton SA	144,828	46,460,881
Michelin CGDE Series B	88,551	9,618,583
Natixis SA	485,582	2,485,525
Orange SA	1,039,328	16,120,400
Pernod Ricard SA	110,725	18,376,696
Peugeot Citroen SA	306,517	7,714,957
Publicis Groupe SA	110,099	6,722,643
Remy Cointreau SA	12,145	1,410,968
Renault SA	100,168	7,091,244
Rexel SA	162,263	1,849,833
Safran SA	173,829	22,839,268
Sanofi SA	587,270	51,044,283
Sartorius Stedim Biotech	14,359	1,582,720
Schneider Electric SA	286,701	20,390,654
SCOR SE	84,642	3,561,717
SEB SA	11,803	1,810,302
Societe Generale Series A	400,012	12,472,179
Sodexo SA	47,162	4,912,328
SR Teleperformance SA	30,146	5,186,118
Suez Environnement SA	198,376	2,539,679
Thales SA	55,352	6,123,981
Total SA	1,250,088	68,531,259
Ubisoft Entertainment SA (a)	41,327	3,667,630
Valeo SA	124,643	3,899,287
Veolia Environnement SA	279,216	5,886,859
VINCI SA	264,473	23,271,112
Vivendi SA	543,125	13,849,135
Wendel SA	14,487	1,765,964

TOTAL FRANCE		695,793,759

Germany - 8.1%
adidas AG	98,188	23,342,569
Allianz SE	224,133	47,554,895
Axel Springer Verlag AG	25,890	1,582,439
BASF AG	478,824	35,077,531
Bayer AG	486,158	36,848,759
Bayerische Motoren Werke AG (BMW)	174,288	14,654,539
Beiersdorf AG	52,546	5,250,584
Brenntag AG	78,269	3,705,855
Commerzbank AG (a)	520,983	3,733,542
Continental AG	57,322	9,058,970
Covestro AG (c)	100,317	5,532,164
Daimler AG (Germany)	473,989	28,026,987
Delivery Hero AG (a)(c)	49,501	1,824,415
Deutsche Bank AG	1,023,867	9,077,678
Deutsche Borse AG	100,681	13,405,471
Deutsche Lufthansa AG	124,763	3,150,250
Deutsche Post AG	514,710	15,202,544
Deutsche Telekom AG	1,737,134	28,247,314
Deutsche Wohnen AG (Bearer)	186,195	9,289,848
Drillisch AG (b)	27,810	1,154,841
E.ON AG	1,147,933	12,760,862
Evonik Industries AG	83,450	2,279,033
Fraport AG Frankfurt Airport Services Worldwide	22,321	1,761,322
Fresenius Medical Care AG & Co. KGaA	112,785	8,295,355
Fresenius SE & Co. KGaA	217,496	11,277,168
GEA Group AG	83,024	2,282,603
Hannover Reuck SE	31,408	4,526,054
HeidelbergCement Finance AG	77,528	5,368,599
Henkel AG & Co. KGaA	53,913	4,939,791
Hochtief AG	11,022	1,646,359
Hugo Boss AG	33,592	2,408,471
Infineon Technologies AG	592,049	13,169,230
innogy SE (c)	71,625	3,394,054
KION Group AG	37,747	2,178,407
Lanxess AG	44,677	2,455,613
Merck KGaA	67,438	7,069,018
Metro Wholesale & Food Specialist AG	95,984	1,622,131
MTU Aero Engines Holdings AG	27,082	5,833,834
Muenchener Rueckversicherungs AG	77,973	17,400,488
OSRAM Licht AG	50,732	2,154,898
ProSiebenSat.1 Media AG	118,777	2,120,239
Puma AG	4,237	2,359,365
RWE AG	270,255	6,693,985
SAP SE	512,533	52,998,617
Siemens AG	398,781	43,718,276
Siemens Healthineers AG (c)	79,140	3,118,342
Symrise AG	64,298	5,343,033
Telefonica Deutschland Holding AG	387,201	1,356,162
Thyssenkrupp AG	226,485	4,010,361
TUI AG (GB)	227,363	3,441,335
Uniper SE	103,726	3,000,175
United Internet AG	64,830	2,566,731
Volkswagen AG	16,845	2,930,680
Vonovia SE	256,699	12,872,152
Wirecard AG	61,219	10,139,312
Zalando SE (a)(b)(c)	58,894	1,796,478

TOTAL GERMANY		567,009,728

Hong Kong - 2.8%
AIA Group Ltd.	6,295,600	56,846,206
Bank of East Asia Ltd.	654,432	2,207,443
BOC Hong Kong (Holdings) Ltd.	1,928,500	7,451,568
CLP Holdings Ltd.	856,500	9,975,711
Galaxy Entertainment Group Ltd.	1,239,000	8,626,717
Hang Lung Group Ltd.	473,000	1,390,032
Hang Lung Properties Ltd.	1,069,000	2,340,730
Hang Seng Bank Ltd.	398,500	9,168,242
Henderson Land Development Co. Ltd.	684,565	3,891,558
Hong Kong & China Gas Co. Ltd.	4,811,273	10,455,118
Hong Kong Exchanges and Clearing Ltd.	617,918	19,334,112
Hysan Development Co. Ltd.	328,000	1,706,865
Link (REIT)	1,103,500	12,129,831
MTR Corp. Ltd.	794,903	4,445,707
New World Development Co. Ltd.	3,193,380	5,036,438
PCCW Ltd.	2,254,584	1,342,130
Power Assets Holdings Ltd.	723,500	4,873,883
Sino Land Ltd.	1,704,270	3,064,766
SJM Holdings Ltd.	998,000	1,054,019
Sun Hung Kai Properties Ltd.	831,500	13,946,374
Swire Pacific Ltd. (A Shares)	256,500	3,037,785
Swire Properties Ltd.	622,400	2,429,340
Techtronic Industries Co. Ltd.	714,000	4,168,010
Wharf Holdings Ltd.	649,000	1,961,604
Wheelock and Co. Ltd.	420,000	2,692,463

TOTAL HONG KONG		193,576,652

Ireland - 0.6%
AIB Group PLC	426,735	1,904,919
Bank Ireland Group PLC	502,368	3,007,304
CRH PLC	433,554	12,479,679
DCC PLC (United Kingdom)	50,970	4,161,553
James Hardie Industries PLC CDI	225,944	2,517,779
Kerry Group PLC Class A	82,751	8,453,474
Kingspan Group PLC (Ireland)	79,279	3,239,516
Paddy Power Betfair PLC (Ireland)	42,622	3,485,698
Ryanair Holdings PLC sponsored ADR (a)	14,552	1,033,192
Smurfit Kappa Group PLC	116,672	3,362,607

TOTAL IRELAND		43,645,721

Isle of Man - 0.1%
Gaming VC Holdings SA	281,158	2,478,113
Genting Singapore Ltd.	3,103,800	2,536,161

TOTAL ISLE OF MAN		5,014,274

Israel - 0.6%
Azrieli Group	22,195	1,180,770
Bank Hapoalim BM (Reg.)	553,956	3,747,033
Bank Leumi le-Israel BM	784,253	5,175,356
Bezeq The Israel Telecommunication Corp. Ltd.	1,061,219	850,353
Check Point Software Technologies Ltd. (a)(b)	65,230	7,300,542
Elbit Systems Ltd. (Israel)	12,561	1,552,093
Israel Chemicals Ltd.	373,397	2,162,105
Mizrahi Tefahot Bank Ltd.	73,514	1,365,186
NICE Systems Ltd. (a)	31,810	3,500,951
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	504,378	10,011,903
Wix.com Ltd. (a)	21,587	2,360,538

TOTAL ISRAEL		39,206,830

Italy - 1.8%
Assicurazioni Generali SpA	609,766	10,674,964
Atlantia SpA	258,079	6,096,999
Davide Campari-Milano SpA	307,491	2,761,081
Enel SpA	4,239,050	25,620,496
Eni SpA	1,325,054	22,467,403
Intesa Sanpaolo SpA	7,754,327	17,742,884
Leonardo SpA	215,800	2,089,166
Mediobanca SpA	329,703	2,873,281
Moncler SpA	92,462	3,481,873
Pirelli & C. S.p.A. (a)(c)	206,141	1,345,853
Poste Italiane SpA (c)	278,213	2,392,778
Prysmian SpA	124,003	2,658,421
Recordati SpA	55,848	2,022,543
Snam Rete Gas SpA	1,173,308	5,600,178
Telecom Italia SpA (a)	5,845,626	3,252,540
Terna SpA	732,138	4,501,764
UniCredit SpA	1,045,762	12,075,126

TOTAL ITALY		127,657,350

Japan - 24.4%
ABC-MART, Inc.	16,400	939,509
ACOM Co. Ltd.	218,900	765,673
AEON Co. Ltd.	317,800	6,443,528
AEON Financial Service Co. Ltd.	60,100	1,162,549
AEON MALL Co. Ltd.	50,600	838,959
Agc, Inc.	96,000	3,247,739
Air Water, Inc.	76,000	1,264,980
Aisin Seiki Co. Ltd.	83,800	3,300,454
Ajinomoto Co., Inc.	238,000	4,109,966
Alfresa Holdings Corp.	95,000	2,613,863
All Nippon Airways Ltd.	58,900	2,167,282
Alps Electric Co. Ltd.	113,500	2,383,057
Amada Holdings Co. Ltd.	178,200	1,786,499
Aozora Bank Ltd.	62,850	1,932,958
Asahi Group Holdings	189,100	7,890,379
ASAHI INTECC Co. Ltd.	50,000	2,166,628
Asahi Kasei Corp.	657,900	7,199,603
Asics Corp.	84,000	1,210,741
Astellas Pharma, Inc.	980,800	14,553,338
Bandai Namco Holdings, Inc.	104,100	4,582,598
Bank of Kyoto Ltd.	27,100	1,150,677
Benesse Holdings, Inc.	39,000	1,017,205
Bridgestone Corp.	317,200	12,195,856
Brother Industries Ltd.	118,900	1,999,769
Calbee, Inc.	42,600	1,364,921
Canon, Inc.	521,100	14,986,950
Casio Computer Co. Ltd.	103,600	1,376,261
Central Japan Railway Co.	75,200	16,217,104
Chiba Bank Ltd.	318,500	1,935,708
Chubu Electric Power Co., Inc.	316,200	4,991,562
Chugai Pharmaceutical Co. Ltd.	116,800	6,884,150
Chugoku Electric Power Co., Inc.	148,600	2,028,627
Coca-Cola West Co. Ltd.	71,500	2,202,272
Concordia Financial Group Ltd.	549,600	2,260,462
Credit Saison Co. Ltd.	86,000	1,129,034
CyberAgent, Inc.	54,000	1,735,139
Dai Nippon Printing Co. Ltd.	125,900	2,908,096
Dai-ichi Mutual Life Insurance Co.	562,200	9,081,395
Daicel Chemical Industries Ltd.	135,500	1,418,132
Daifuku Co. Ltd.	52,000	2,597,016
Daiichi Sankyo Kabushiki Kaisha	295,800	10,229,778
Daikin Industries Ltd.	129,900	14,060,526
Dainippon Sumitomo Pharma Co. Ltd.	84,600	1,977,430
Daito Trust Construction Co. Ltd.	37,500	5,214,023
Daiwa House Industry Co. Ltd.	295,300	9,561,837
Daiwa House REIT Investment Corp.	909	2,138,038
Daiwa Securities Group, Inc.	842,700	4,191,644
DeNA Co. Ltd.	60,500	1,066,422
DENSO Corp.	227,200	10,404,164
Dentsu, Inc.	112,600	5,334,092
Disco Corp.	15,300	2,258,655
East Japan Railway Co.	159,300	14,741,740
Eisai Co. Ltd.	131,500	10,163,860
Electric Power Development Co. Ltd.	78,000	1,945,614
FamilyMart Co. Ltd.	32,800	3,830,305
Fanuc Corp.	101,000	17,178,243
Fast Retailing Co. Ltd.	30,400	13,907,110
Fuji Electric Co. Ltd.	63,800	1,962,176
Fujifilm Holdings Corp.	201,000	8,608,354
Fujitsu Ltd.	102,700	6,867,724
Fukuoka Financial Group, Inc.	78,100	1,721,534
Hakuhodo DY Holdings, Inc.	124,600	1,910,324
Hamamatsu Photonics K.K.	71,900	2,567,739
Hankyu Hanshin Holdings, Inc.	119,200	4,246,004
Hikari Tsushin, Inc.	11,200	1,787,064
Hino Motors Ltd.	138,100	1,383,219
Hirose Electric Co. Ltd.	16,430	1,758,768
Hisamitsu Pharmaceutical Co., Inc.	30,300	1,543,860
Hitachi Chemical Co. Ltd.	53,400	876,559
Hitachi Construction Machinery Co. Ltd.	56,900	1,435,494
Hitachi High-Technologies Corp.	36,200	1,302,768
Hitachi Ltd.	503,800	15,785,810
Hitachi Metals Ltd.	113,500	1,270,200
Honda Motor Co. Ltd.	849,600	25,506,669
Hoshizaki Corp.	28,900	2,048,272
Hoya Corp.	198,900	11,500,319
Hulic Co. Ltd.	159,800	1,471,466
Idemitsu Kosan Co. Ltd.	69,100	2,432,853
IHI Corp.	75,100	2,368,313
Iida Group Holdings Co. Ltd.	76,600	1,393,111
INPEX Corp.	533,500	5,120,718
Isetan Mitsukoshi Holdings Ltd.	179,000	1,837,246
Isuzu Motors Ltd.	287,000	4,257,902
Itochu Corp.	736,600	13,467,422
J. Front Retailing Co. Ltd.	122,600	1,402,429
Japan Airlines Co. Ltd.	58,800	2,139,850
Japan Airport Terminal Co. Ltd.	23,700	905,137
Japan Exchange Group, Inc.	265,800	4,663,244
Japan Post Bank Co. Ltd.	214,800	2,498,523
Japan Post Holdings Co. Ltd.	820,700	10,073,683
Japan Prime Realty Investment Corp.	446	1,815,938
Japan Real Estate Investment Corp.	684	4,006,353
Japan Retail Fund Investment Corp.	1,348	2,759,734
Japan Tobacco, Inc.	573,300	14,473,950
JFE Holdings, Inc.	255,800	4,496,021
JGC Corp.	110,700	1,687,051
JSR Corp.	102,600	1,654,034
JTEKT Corp.	107,400	1,389,273
JX Holdings, Inc.	1,697,200	9,245,981
Kajima Corp.	233,000	3,307,028
Kakaku.com, Inc.	71,900	1,256,806
Kamigumi Co. Ltd.	55,700	1,231,357
Kaneka Corp.	24,600	959,835
Kansai Electric Power Co., Inc.	367,200	5,575,844
Kansai Paint Co. Ltd.	92,500	1,621,988
Kao Corp.	258,000	18,171,916
Kawasaki Heavy Industries Ltd.	74,700	1,875,644
KDDI Corp.	923,800	23,080,804
Keihan Electric Railway Co., Ltd.	51,300	2,112,284
Keihin Electric Express Railway Co. Ltd.	118,000	2,005,215
Keio Corp.	53,700	3,081,249
Keisei Electric Railway Co.	68,300	2,163,277
Keyence Corp.	50,700	26,000,477
Kikkoman Corp.	75,500	3,999,403
Kintetsu Group Holdings Co. Ltd.	90,700	3,951,081
Kirin Holdings Co. Ltd.	428,800	10,195,933
Kobayashi Pharmaceutical Co. Ltd.	25,700	1,628,001
Kobe Steel Ltd.	161,900	1,293,119
Koito Manufacturing Co. Ltd.	54,700	3,279,238
Komatsu Ltd.	481,200	12,671,022
Konami Holdings Corp.	49,800	2,290,549
Konica Minolta, Inc.	241,000	2,418,297
Kose Corp.	15,500	2,275,373
Kubota Corp.	514,300	8,092,818
Kuraray Co. Ltd.	160,100	2,456,067
Kurita Water Industries Ltd.	52,100	1,320,138
Kyocera Corp.	167,200	9,384,997
Kyowa Hakko Kirin Co., Ltd.	133,000	2,539,729
Kyushu Electric Power Co., Inc.	195,500	2,415,818
Kyushu Railway Co.	82,500	2,809,961
Lawson, Inc.	26,800	1,650,934
LINE Corp. (a)(b)	36,900	1,328,685
Lion Corp.	114,400	2,376,747
LIXIL Group Corp.	141,800	2,077,694
M3, Inc.	217,500	3,124,971
Makita Corp.	116,400	4,114,207
Marubeni Corp.	814,600	6,331,332
Marui Group Co. Ltd.	101,200	2,049,550
Maruichi Steel Tube Ltd.	29,000	929,171
Mazda Motor Corp.	294,800	3,262,623
McDonald's Holdings Co. (Japan) Ltd.	35,700	1,578,109
Mebuki Financial Group, Inc.	422,990	1,184,411
Medipal Holdings Corp.	88,000	2,027,817
Meiji Holdings Co. Ltd.	63,700	4,918,219
Minebea Mitsumi, Inc.	199,300	3,260,524
Misumi Group, Inc.	147,700	3,362,828
Mitsubishi Chemical Holdings Corp.	667,100	5,714,675
Mitsubishi Corp.	704,400	20,571,002
Mitsubishi Electric Corp.	951,300	11,970,480
Mitsubishi Estate Co. Ltd.	616,700	10,895,930
Mitsubishi Gas Chemical Co., Inc.	82,900	1,305,242
Mitsubishi Heavy Industries Ltd.	158,100	6,100,476
Mitsubishi Materials Corp.	52,700	1,504,678
Mitsubishi Motors Corp. of Japan	341,900	2,112,451
Mitsubishi Tanabe Pharma Corp.	129,100	2,016,058
Mitsubishi UFJ Financial Group, Inc.	6,125,600	32,857,230
Mitsubishi UFJ Lease & Finance Co. Ltd.	203,700	1,039,772
Mitsui & Co. Ltd.	862,400	14,033,546
Mitsui Chemicals, Inc.	94,200	2,355,757
Mitsui Fudosan Co. Ltd.	465,400	11,267,017
Mitsui OSK Lines Ltd.	61,100	1,521,260
Mizuho Financial Group, Inc.	12,567,900	20,628,416
MonotaRO Co. Ltd.	67,600	1,435,472
MS&AD Insurance Group Holdings, Inc.	247,300	7,342,375
Murata Manufacturing Co. Ltd.	93,900	14,105,270
Nabtesco Corp.	59,900	1,576,620
Nagoya Railroad Co. Ltd.	87,900	2,324,095
NEC Corp.	135,400	4,537,159
New Hampshire Foods Ltd.	46,500	1,835,667
Nexon Co. Ltd. (a)	229,600	3,503,284
NGK Insulators Ltd.	139,900	2,144,898
NGK Spark Plug Co. Ltd.	83,500	1,792,270
Nidec Corp.	116,600	13,948,111
Nikon Corp.	165,300	2,828,728
Nintendo Co. Ltd.	59,100	17,924,328
Nippon Building Fund, Inc.	699	4,517,751
Nippon Electric Glass Co. Ltd.	44,400	1,231,012
Nippon Express Co. Ltd.	40,000	2,526,509
Nippon Paint Holdings Co. Ltd.	77,900	2,603,222
Nippon Prologis REIT, Inc.	890	1,940,555
Nippon Steel & Sumitomo Metal Corp.	420,400	7,757,668
Nippon Telegraph & Telephone Corp.	360,600	15,501,545
Nippon Yusen KK	77,700	1,296,843
Nissan Chemical Corp.	65,500	3,475,694
Nissan Motor Co. Ltd.	1,209,500	10,329,128
Nisshin Seifun Group, Inc.	106,100	2,134,176
Nissin Food Holdings Co. Ltd.	32,200	2,042,708
Nitori Holdings Co. Ltd.	41,700	5,420,904
Nitto Denko Corp.	86,000	4,847,739
NKSJ Holdings, Inc.	173,200	6,497,087
Nomura Holdings, Inc.	1,805,200	7,048,987
Nomura Real Estate Holdings, Inc.	66,200	1,284,192
Nomura Real Estate Master Fund, Inc.	2,007	2,872,539
Nomura Research Institute Ltd.	58,040	2,365,826
NSK Ltd.	191,800	1,864,734
NTT Data Corp.	328,500	3,908,524
NTT DOCOMO, Inc.	689,900	16,576,096
Obayashi Corp.	339,800	3,222,524
OBIC Co. Ltd.	33,300	3,142,750
Odakyu Electric Railway Co. Ltd.	152,800	3,429,846
Oji Holdings Corp.	458,700	2,648,816
Olympus Corp.	151,900	6,233,583
OMRON Corp.	100,100	4,089,465
Ono Pharmaceutical Co. Ltd.	198,200	4,313,363
Oracle Corp. Japan	19,900	1,446,941
Oriental Land Co. Ltd.	104,300	10,657,416
ORIX Corp.	690,600	10,397,833
Osaka Gas Co. Ltd.	194,700	3,837,695
Otsuka Corp.	55,900	1,801,322
Otsuka Holdings Co. Ltd.	203,600	8,323,441
Pan Pacific International Hold	61,300	3,562,350
Panasonic Corp.	1,150,700	11,267,916
Park24 Co. Ltd.	55,500	1,321,198
Pigeon Corp.	59,300	2,308,304
Pola Orbis Holdings, Inc.	48,100	1,432,954
Rakuten, Inc.	445,700	3,351,189
Recruit Holdings Co. Ltd.	574,800	15,369,337
Renesas Electronics Corp. (a)	435,000	2,495,983
Resona Holdings, Inc.	1,088,700	5,496,223
Ricoh Co. Ltd.	348,800	3,708,151
Rinnai Corp.	18,000	1,189,810
ROHM Co. Ltd.	49,000	3,436,860
Ryohin Keikaku Co. Ltd.	12,300	2,902,089
Sankyo Co. Ltd. (Gunma)	23,300	900,555
Santen Pharmaceutical Co. Ltd.	188,400	2,592,716
SBI Holdings, Inc. Japan	115,200	2,451,536
Secom Co. Ltd.	109,500	9,149,043
Sega Sammy Holdings, Inc.	88,700	1,245,912
Seibu Holdings, Inc.	118,500	2,052,876
Seiko Epson Corp.	142,700	2,263,811
Sekisui Chemical Co. Ltd.	190,900	2,965,369
Sekisui House Ltd.	323,800	4,833,590
Seven & i Holdings Co. Ltd.	392,600	17,094,979
Seven Bank Ltd.	308,100	916,451
SG Holdings Co. Ltd.	49,200	1,317,571
Sharp Corp. (b)	113,700	1,203,545
Shimadzu Corp.	114,000	2,611,246
Shimamura Co. Ltd.	11,300	976,204
SHIMANO, Inc.	38,700	5,407,519
SHIMIZU Corp.	283,900	2,410,902
Shin-Etsu Chemical Co. Ltd.	189,500	15,977,998
Shinsei Bank Ltd.	83,300	1,125,707
Shionogi & Co. Ltd.	143,700	8,820,548
Shiseido Co. Ltd.	198,100	11,775,970
Shizuoka Bank Ltd.	230,100	1,926,566
Showa Denko K.K.	69,500	2,322,515
Showa Shell Sekiyu K.K.	100,300	1,491,724
SMC Corp.	29,800	9,775,111
SoftBank Corp.	430,300	33,892,047
SoftBank Corp. (a)	873,300	10,767,426
Sohgo Security Services Co., Ltd.	37,200	1,618,802
Sony Corp.	661,800	33,160,777
Sony Financial Holdings, Inc.	92,800	1,757,598
Stanley Electric Co. Ltd.	69,700	2,018,852
Subaru Corp.	320,700	7,513,669
Sumco Corp.	123,700	1,710,280
Sumitomo Chemical Co. Ltd.	775,500	4,029,681
Sumitomo Corp.	586,200	9,049,303
Sumitomo Electric Industries Ltd.	391,300	5,555,616
Sumitomo Heavy Industries Ltd.	58,200	1,963,599
Sumitomo Metal Mining Co. Ltd.	120,400	3,466,370
Sumitomo Mitsui Financial Group, Inc.	692,800	25,773,534
Sumitomo Mitsui Trust Holdings, Inc.	172,700	6,541,767
Sumitomo Realty & Development Co. Ltd.	186,300	7,103,088
Sumitomo Rubber Industries Ltd.	90,700	1,256,519
Sundrug Co. Ltd.	38,400	1,225,063
Suntory Beverage & Food Ltd.	71,900	3,178,320
Suzuken Co. Ltd.	37,400	1,957,126
Suzuki Motor Corp.	179,200	9,334,687
Sysmex Corp.	87,200	4,861,120
T&D Holdings, Inc.	288,800	3,570,064
Taiheiyo Cement Corp.	64,400	2,199,385
Taisei Corp.	111,200	5,216,727
Taisho Pharmaceutical Holdings Co. Ltd.	19,300	1,950,819
Taiyo Nippon Sanso Corp.	68,500	1,081,662
Takashimaya Co. Ltd.	71,100	963,448
Takeda Pharmaceutical Co. Ltd.	773,603	31,232,878
TDK Corp.	67,600	5,318,632
Teijin Ltd.	95,300	1,643,088
Temp Holdings Co., Ltd.	95,000	1,685,885
Terumo Corp.	158,500	9,033,445
THK Co. Ltd.	63,700	1,507,045
Tobu Railway Co. Ltd.	98,700	2,781,813
Toho Co. Ltd.	60,500	2,202,272
Toho Gas Co. Ltd.	39,700	1,696,612
Tohoku Electric Power Co., Inc.	220,500	2,979,812
Tokio Marine Holdings, Inc.	350,900	17,112,516
Tokyo Century Corp.	21,300	993,381
Tokyo Electric Power Co., Inc. (a)	754,400	4,633,405
Tokyo Electron Ltd.	81,800	11,741,501
Tokyo Gas Co. Ltd.	199,900	5,245,941
Tokyu Corp.	260,500	4,448,290
Tokyu Fudosan Holdings Corp.	298,800	1,623,958
Toppan Printing Co. Ltd.	129,800	2,122,321
Toray Industries, Inc.	722,600	5,355,257
Toshiba Corp.	339,900	10,718,903
Tosoh Corp.	138,700	1,964,784
Toto Ltd.	72,800	2,817,094
Toyo Seikan Group Holdings Ltd.	80,700	1,812,185
Toyo Suisan Kaisha Ltd.	47,600	1,706,477
Toyoda Gosei Co. Ltd.	36,100	785,798
Toyota Industries Corp.	76,000	3,746,798
Toyota Motor Corp.	1,190,550	73,278,479
Toyota Tsusho Corp.	110,100	3,497,324
Trend Micro, Inc.	61,400	3,258,132
Tsuruha Holdings, Inc.	19,700	1,815,818
Unicharm Corp.	210,400	6,478,601
United Urban Investment Corp.	1,488	2,372,877
USS Co. Ltd.	117,300	2,050,394
Welcia Holdings Co. Ltd.	22,000	832,132
West Japan Railway Co.	85,400	6,224,380
Yahoo! Japan Corp.	1,479,600	3,980,012
Yakult Honsha Co. Ltd.	62,300	4,135,221
Yamada Denki Co. Ltd.	335,600	1,651,426
Yamaguchi Financial Group, Inc.	103,900	1,055,931
Yamaha Corp.	70,200	3,067,726
Yamaha Motor Co. Ltd.	148,200	3,164,684
Yamato Holdings Co. Ltd.	160,600	4,270,626
Yamazaki Baking Co. Ltd.	61,400	1,200,661
Yaskawa Electric Corp.	124,400	3,494,735
Yokogawa Electric Corp.	121,800	2,261,002
Yokohama Rubber Co. Ltd.	63,500	1,343,163
Zozo, Inc.	107,900	2,172,364

TOTAL JAPAN		1,712,396,456

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	346,001	7,997,881
Aroundtown SA	399,025	3,525,909
Eurofins Scientific SA	5,865	2,360,319
Millicom International Cellular SA (depository receipt)	35,228	2,203,611
RTL Group SA	20,058	1,096,493
SES SA (France) (depositary receipt)	189,020	3,855,398
Tenaris SA	245,107	3,078,842

TOTAL LUXEMBOURG		24,118,453

Mauritius - 0.0%
Golden Agri-Resources Ltd.	3,181,800	602,703
Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	1,410,500	1,439,018
HKT Trust/HKT Ltd. unit	1,950,000	2,875,791

TOTAL MULTI-NATIONAL		4,314,809

Netherlands - 4.5%
ABN AMRO Group NV GDR (c)	220,220	5,474,826
AEGON NV	927,945	4,780,535
AerCap Holdings NV (a)	65,149	3,078,942
Airbus Group NV	303,383	34,967,955
Akzo Nobel NV	117,048	10,096,216
ASML Holding NV (Netherlands)	213,588	37,349,614
CNH Industrial NV	528,321	5,178,790
EXOR NV	56,263	3,593,444
Ferrari NV	63,887	7,941,382
Fiat Chrysler Automobiles NV (a)	565,526	9,656,437
Heineken Holding NV	60,082	5,212,755
Heineken NV (Bearer)	135,229	12,146,146
ING Groep NV (Certificaten Van Aandelen)	2,028,225	24,066,544
Koninklijke Ahold Delhaize NV	649,663	17,117,770
Koninklijke DSM NV	94,565	8,843,359
Koninklijke KPN NV	1,750,785	5,382,302
Koninklijke Philips Electronics NV	495,766	19,545,621
NN Group NV	158,761	6,709,023
NXP Semiconductors NV	179,481	15,620,231
QIAGEN NV (Germany) (a)	118,085	4,352,155
Randstad NV	61,613	2,969,692
STMicroelectronics NV (France)	355,660	5,674,223
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	72,153	12,979,267
Unilever NV (Certificaten Van Aandelen) (Bearer)	804,472	43,079,634
Vopak NV	37,478	1,905,070
Wolters Kluwer NV	151,489	9,432,650

TOTAL NETHERLANDS		317,154,583

New Zealand - 0.2%
Auckland International Airport Ltd.	511,173	2,596,922
Fisher & Paykel Healthcare Corp.	293,443	2,547,517
Fletcher Building Ltd. (a)	438,246	1,514,578
Meridian Energy Ltd.	677,032	1,647,235
Ryman Healthcare Group Ltd.	214,286	1,552,240
Spark New Zealand Ltd.	940,121	2,634,986
The a2 Milk Co. Ltd. (a)	379,333	3,316,766

TOTAL NEW ZEALAND		15,810,244

Norway - 0.7%
Aker Bp ASA	56,323	1,875,218
DNB ASA	501,460	8,900,532
Equinor ASA	609,666	13,936,958
Gjensidige Forsikring ASA	106,787	1,839,725
Marine Harvest ASA	217,287	4,781,682
Norsk Hydro ASA	693,463	3,214,914
Orkla ASA	423,099	3,406,283
Schibsted ASA (B Shares)	52,280	1,658,167
Telenor ASA	383,345	7,245,145
Yara International ASA	92,084	3,800,644

TOTAL NORWAY		50,659,268

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	713,199	4,048,894
Portugal - 0.2%
Energias de Portugal SA	1,329,276	4,853,551
Galp Energia SGPS SA Class B	259,997	4,060,651
Jeronimo Martins SGPS SA	134,182	1,899,843

TOTAL PORTUGAL		10,814,045

Singapore - 1.3%
Ascendas Real Estate Investment Trust	1,371,700	2,791,902
CapitaCommercial Trust (REIT)	1,412,858	1,973,089
CapitaLand Ltd.	1,329,900	3,289,680
CapitaMall Trust	1,332,900	2,376,289
City Developments Ltd.	213,500	1,457,484
ComfortDelgro Corp. Ltd.	1,160,000	2,007,725
DBS Group Holdings Ltd.	936,477	16,639,823
Jardine Cycle & Carriage Ltd.	49,900	1,400,032
Keppel Corp. Ltd.	760,100	3,444,221
Oversea-Chinese Banking Corp. Ltd.	1,641,210	14,032,333
Sembcorp Industries Ltd.	514,600	990,056
Singapore Airlines Ltd.	276,600	1,982,759
Singapore Airport Terminal Service Ltd.	359,000	1,290,715
Singapore Exchange Ltd.	360,000	2,043,084
Singapore Press Holdings Ltd.	859,000	1,601,612
Singapore Technologies Engineering Ltd.	824,400	2,278,092
Singapore Telecommunications Ltd.	4,260,300	9,578,890
Suntec (REIT)	1,118,900	1,604,128
United Overseas Bank Ltd.	701,672	13,129,637
UOL Group Ltd.	271,091	1,337,130
Venture Corp. Ltd.	142,000	1,715,139
Wilmar International Ltd.	1,025,700	2,537,202
Yangzijiang Shipbuilding Holdings Ltd.	1,260,600	1,310,979

TOTAL SINGAPORE		90,812,001

Spain - 3.1%
ACS Actividades de Construccion y Servicios SA	133,995	5,545,273
ACS Actividades de Construccion y Servicios SA rights(a)	148,265	81,373
Aena Sme SA (c)	35,166	6,069,851
Amadeus IT Holding SA Class A	229,019	16,640,339
Banco Bilbao Vizcaya Argentaria SA	3,474,638	20,622,515
Banco de Sabadell SA	2,912,850	3,332,048
Banco Santander SA (Spain)	8,478,078	40,096,961
Bankia SA	657,308	1,910,981
Bankinter SA	346,933	2,703,453
CaixaBank SA	1,869,258	7,069,532
Enagas SA	117,882	3,431,212
Endesa SA	164,529	4,109,140
Ferrovial SA	256,039	5,735,228
Gas Natural SDG SA	182,138	5,076,370
Grifols SA	155,140	4,039,791
Iberdrola SA	3,239,732	26,777,956
Inditex SA	568,392	15,899,757
International Consolidated Airlines Group SA	310,016	2,620,170
MAPFRE SA (Reg.)	572,882	1,592,090
Red Electrica Corporacion SA	225,607	5,190,418
Repsol SA	727,481	12,769,513
Siemens Gamesa Renewable Energy SA (a)	126,924	1,798,532
Telefonica SA	2,434,310	20,938,923

TOTAL SPAIN		214,051,426

Sweden - 2.4%
Alfa Laval AB	151,903	3,438,167
ASSA ABLOY AB (B Shares)	523,643	9,757,623
Atlas Copco AB:
(A Shares)	351,774	9,177,556
(B Shares)	202,062	4,825,808
Boliden AB	142,816	3,563,948
Electrolux AB (B Shares)	124,712	2,945,394
Epiroc AB:
Class A (a)	358,170	3,431,934
Class B (a)	188,905	1,689,181
Essity AB Class B	316,796	8,759,869
H&M Hennes & Mauritz AB (B Shares)	457,005	7,110,908
Hexagon AB (B Shares)	135,078	6,592,411
Husqvarna AB (B Shares)	217,903	1,661,663
ICA Gruppen AB (b)	42,955	1,509,633
Industrivarden AB (C Shares)	75,582	1,554,934
Investor AB (B Shares)	239,166	10,496,148
Kinnevik AB (B Shares)	125,153	3,051,247
Lundbergfoeretagen AB	40,751	1,256,531
Lundin Petroleum AB	96,395	3,084,137
Sandvik AB	589,519	9,401,448
Securitas AB (B Shares)	161,616	2,594,365
Skandinaviska Enskilda Banken AB (A Shares)	850,204	8,907,628
Skanska AB (B Shares)	176,306	3,081,534
SKF AB (B Shares)	196,393	3,295,880
Svenska Handelsbanken AB (A Shares)	797,720	8,675,085
Swedbank AB (A Shares)	472,669	10,714,043
Swedish Match Co. AB	91,425	4,089,110
Tele2 AB (B Shares)	258,307	3,223,003
Telefonaktiebolaget LM Ericsson (B Shares)	1,602,155	14,280,759
TeliaSonera AB	1,472,822	6,409,979
Volvo AB (B Shares)	817,895	11,755,430

TOTAL SWEDEN		170,335,356

Switzerland - 8.6%
ABB Ltd. (Reg.)	960,638	18,387,309
Adecco SA (Reg.)	80,863	4,043,760
Baloise Holdings AG	25,337	3,916,031
Barry Callebaut AG	1,153	1,959,445
Clariant AG (Reg.)	106,376	2,109,442
Coca-Cola HBC AG	105,273	3,531,986
Compagnie Financiere Richemont SA Series A	272,113	18,756,189
Credit Suisse Group AG	1,332,751	16,200,060
Dufry AG	17,278	1,724,933
Ems-Chemie Holding AG	4,364	2,176,624
Galenica AG	23,496	2,984,107
Geberit AG (Reg.)	19,304	7,533,694
Givaudan SA	4,813	11,654,386
Julius Baer Group Ltd.	116,801	4,694,496
Kuehne & Nagel International AG	28,135	3,802,448
Lafargeholcim Ltd. (Reg.)	252,965	11,861,590
Lindt & Spruengli AG	52	3,817,185
Lindt & Spruengli AG (participation certificate)	577	3,669,893
Lonza Group AG	38,872	10,237,394
Nestle SA (Reg. S)	1,596,679	139,204,680
Novartis AG	1,130,339	98,679,467
Pargesa Holding SA	20,863	1,643,739
Partners Group Holding AG	9,059	6,217,273
Roche Holding AG (participation certificate)	366,287	97,445,436
Schindler Holding AG:
(participation certificate)	23,639	5,015,666
(Reg.)	8,033	1,693,114
SGS SA (Reg.)	2,788	6,714,526
Sika AG	67,542	8,897,382
Sonova Holding AG Class B	28,970	5,424,319
Straumann Holding AG	5,387	3,902,995
Swatch Group AG (Bearer)	17,087	4,900,410
Swatch Group AG (Bearer) (Reg.)	24,271	1,349,677
Swiss Life Holding AG	17,834	7,340,194
Swiss Prime Site AG	39,381	3,332,406
Swiss Re Ltd.	158,811	15,199,991
Swisscom AG	13,443	6,434,580
Temenos Group AG	31,418	4,230,349
UBS Group AG	2,010,219	25,975,478
Zurich Insurance Group AG	78,870	24,753,573

TOTAL SWITZERLAND		601,416,227

United Kingdom - 15.9%
3i Group PLC	508,302	5,664,189
Admiral Group PLC	102,275	2,778,120
Anglo American PLC (United Kingdom)	549,403	13,999,758
Antofagasta PLC	207,726	2,369,800
Ashtead Group PLC	253,405	6,409,678
Associated British Foods PLC	185,797	5,819,349
AstraZeneca PLC (United Kingdom)	660,509	47,848,567
Auto Trader Group PLC (c)	489,473	2,937,503
Aviva PLC	2,044,249	11,117,880
Babcock International Group PLC	130,354	907,521
BAE Systems PLC	1,664,139	11,195,297
Barclays PLC	8,921,884	18,596,372
Barratt Developments PLC	526,972	3,722,676
Berkeley Group Holdings PLC	64,750	3,187,277
BHP Billiton PLC	1,101,293	24,605,891
BP PLC	10,416,442	71,156,276
British American Tobacco PLC (United Kingdom)	1,195,886	42,155,059
British Land Co. PLC	475,320	3,580,634
BT Group PLC	4,397,151	13,408,687
Bunzl PLC	175,670	5,529,811
Burberry Group PLC	215,171	5,084,162
Carnival PLC	90,522	5,121,645
Centrica PLC	2,944,921	5,292,160
Coca-Cola European Partners PLC	114,555	5,450,527
Compass Group PLC	826,121	17,667,125
ConvaTec Group PLC (c)	732,987	1,372,859
Croda International PLC	69,423	4,389,772
Diageo PLC	1,283,906	49,002,146
Direct Line Insurance Group PLC	713,966	3,152,986
easyJet PLC	82,160	1,362,100
Fresnillo PLC	118,263	1,558,893
G4S PLC (United Kingdom)	812,582	2,084,138
GlaxoSmithKline PLC	2,586,381	50,239,360
Hammerson PLC	414,368	2,021,221
Hargreaves Lansdown PLC	147,905	3,167,893
HSBC Holdings PLC (United Kingdom)	10,379,128	87,394,887
Imperial Tobacco Group PLC	497,434	16,473,969
Informa PLC	651,857	5,783,055
InterContinental Hotel Group PLC	89,723	5,107,930
Intertek Group PLC	84,350	5,429,890
Investec PLC	349,969	2,245,523
ITV PLC	1,873,965	3,178,055
J Sainsbury PLC	913,909	3,418,644
John Wood Group PLC	346,370	2,458,666
Johnson Matthey PLC	100,989	4,030,672
Kingfisher PLC	1,109,485	3,241,199
Land Securities Group PLC	389,632	4,421,530
Legal & General Group PLC	3,110,690	10,583,471
Lloyds Banking Group PLC	37,085,708	28,272,865
London Stock Exchange Group PLC	163,554	9,836,300
Marks & Spencer Group PLC	840,680	3,180,780
Meggitt PLC	399,995	2,706,059
Melrose Industries PLC	2,533,696	5,604,569
Merlin Entertainments PLC (c)	371,227	1,646,213
Micro Focus International PLC	227,688	4,340,897
Mondi PLC	191,699	4,625,099
National Grid PLC	1,772,862	19,188,258
Next PLC	72,784	4,627,116
NMC Health PLC	54,489	1,841,010
Pearson PLC	406,932	4,837,979
Persimmon PLC	163,193	5,083,544
Prudential PLC	1,351,795	26,435,919
Reckitt Benckiser Group PLC	350,223	26,947,810
RELX PLC	1,031,679	22,820,878
Rio Tinto PLC	611,879	33,850,477
Rolls-Royce Holdings PLC	876,981	10,193,547
Royal Bank of Scotland Group PLC	2,512,549	7,970,345
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,394,663	74,235,604
Class B (United Kingdom)	1,953,234	60,645,341
Royal Mail PLC	479,923	1,687,601
RSA Insurance Group PLC	534,491	3,594,925
Sage Group PLC	566,393	4,650,435
Schroders PLC	61,745	2,114,512
Scottish & Southern Energy PLC	529,676	8,142,729
Segro PLC	524,098	4,447,523
Severn Trent PLC	122,750	3,217,563
Smith & Nephew PLC	457,756	8,623,539
Smiths Group PLC	205,881	3,900,634
St. James's Place Capital PLC	273,002	3,358,691
Standard Chartered PLC (United Kingdom)	1,464,500	11,792,026
Standard Life PLC	1,233,787	4,072,288
Taylor Wimpey PLC	1,730,697	3,748,876
Tesco PLC	5,102,861	14,938,346
The Weir Group PLC	126,277	2,492,655
Unilever PLC	589,878	30,988,697
United Utilities Group PLC	354,574	3,863,712
Vodafone Group PLC	13,927,903	25,401,508
Whitbread PLC	95,783	6,139,488
WM Morrison Supermarkets PLC	1,170,394	3,595,945

TOTAL UNITED KINGDOM		1,117,387,126

TOTAL COMMON STOCKS
(Cost $6,795,862,898)		6,899,143,552

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	27,024	1,993,546
Fuchs Petrolub AG	37,129	1,741,728
Henkel AG & Co. KGaA	93,194	9,054,137
Porsche Automobil Holding SE (Germany)	79,789	5,188,443
Sartorius AG (non-vtg.)	18,185	2,724,625
Volkswagen AG	96,827	16,471,285

TOTAL GERMANY		37,173,764

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	3,248,030	1,589,415
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $40,414,906)		38,763,179

Money Market Funds - 0.2%
Fidelity Cash Central Fund, 2.43% (d)	128	128
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	14,434,642	14,436,085
TOTAL MONEY MARKET FUNDS
(Cost $14,436,213)		14,436,213
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $6,850,714,017)		6,952,342,944
NET OTHER ASSETS (LIABILITIES) - 0.8%(f)		59,305,252
NET ASSETS - 100%		$7,011,648,196

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	806	March 2019	$73,672,430	$3,301,035	$3,301,035

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,779,565 or 0.7% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $3,397,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$241,198
Fidelity Securities Lending Cash Central Fund	137,609
Total	$378,807

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$383,708,131	$105,607,813	$278,100,318	$--
Consumer Discretionary	785,374,276	455,631,568	329,742,708	--
Consumer Staples	788,872,799	323,993,837	464,878,962	--
Energy	408,239,611	95,355,373	312,884,238	--
Financials	1,347,582,450	610,462,000	737,120,450	--
Health Care	763,939,821	200,834,003	563,105,818	--
Industrials	995,751,972	709,122,724	286,629,248	--
Information Technology	423,262,695	246,073,309	177,189,386	--
Materials	519,233,801	297,956,758	221,277,043	--
Real Estate	266,603,586	192,334,144	74,269,442	--
Utilities	255,337,589	147,254,535	108,083,054	--
Money Market Funds	14,436,213	14,436,213	--	--
Total Investments in Securities:	$6,952,342,944	$3,399,062,277	$3,553,280,667	$--
Derivative Instruments:
Assets
Futures Contracts	$3,301,035	$3,301,035	$--	$--
Total Assets	$3,301,035	$3,301,035	$--	$--
Total Derivative Instruments:	$3,301,035	$3,301,035	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

January 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV6-QTLY-0319
1.9867762.103

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Bailiwick of Jersey - 0.0%
Polymetal International PLC	128,628	$1,469,669
Bermuda - 1.0%
Alibaba Health Information Technology Ltd. (a)	2,476,000	2,281,390
Alibaba Pictures Group Ltd. (a)	9,910,000	1,722,341
Beijing Enterprises Water Group Ltd.	3,998,000	2,315,021
Brilliance China Automotive Holdings Ltd.	2,146,000	2,031,899
China Gas Holdings Ltd.	1,250,000	3,990,015
China Oriental Group Co. Ltd. (H Shares)	807,000	545,988
China Resource Gas Group Ltd.	624,000	2,455,507
Cosco Shipping Ports Ltd.	1,084,752	1,132,240
Credicorp Ltd. (United States)	47,386	11,504,373
GOME Electrical Appliances Holdings Ltd. (a)(b)	8,070,000	702,432
Haier Electronics Group Co. Ltd.	891,000	2,559,688
HengTen Networks Group Ltd. (a)	15,928,000	517,622
Kunlun Energy Co. Ltd.	2,292,000	2,448,610
Luye Pharma Group Ltd. (c)	821,500	613,820
Nine Dragons Paper (Holdings) Ltd.	1,070,000	1,093,524
Shenzhen International Holdings Ltd.	577,500	1,121,844
Sihuan Pharmaceutical Holdings Group Ltd.	2,788,000	588,684

TOTAL BERMUDA		37,624,998

Brazil - 4.8%
Ambev SA	3,343,798	16,053,384
Atacadao Distribuicao Comercio e Industria Ltda	266,500	1,460,664
B2W Companhia Global do Varejo (a)	130,200	1,784,931
Banco Bradesco SA	636,255	7,023,368
Banco do Brasil SA	609,405	8,665,207
Banco Santander SA (Brasil) unit	291,100	3,836,690
BB Seguridade Participacoes SA	491,458	4,185,316
BM&F BOVESPA SA	1,461,880	12,613,886
BR Malls Participacoes SA	598,516	2,387,697
Brasil Foods SA (a)	377,869	2,438,867
CCR SA	867,612	3,539,720
Centrais Eletricas Brasileiras SA (Electrobras) (a)	143,500	1,471,512
Cielo SA	870,031	2,848,259
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	242,200	2,880,076
Companhia Siderurgica Nacional SA (CSN)	403,100	1,127,336
Cosan SA Industria e Comercio	118,700	1,444,695
Drogasil SA	160,100	2,721,595
Embraer SA	460,500	2,441,892
ENGIE Brasil Energia SA	148,920	1,708,791
Equatorial Energia SA	120,800	2,919,642
Hypermarcas SA	250,900	2,191,041
IRB Brasil Resseguros SA	77,700	1,816,380
JBS SA	679,400	2,810,963
Klabin SA unit	504,000	2,568,919
Kroton Educacional SA	1,000,682	3,136,048
Localiza Rent A Car SA	356,320	3,253,306
Lojas Renner SA	497,540	6,206,972
M. Dias Branco SA	72,600	947,709
Magazine Luiza SA	54,200	2,661,108
Multiplan Empreendimentos Imobiliarios SA	164,419	1,173,455
Natura Cosmeticos SA	138,900	1,806,325
Petrobras Distribuidora SA	248,700	1,817,245
Petroleo Brasileiro SA - Petrobras (ON)	2,200,565	17,829,210
Porto Seguro SA	70,200	1,079,408
Rumo SA (a)	750,600	4,044,004
Sul America SA unit	138,352	1,217,674
Suzano Papel e Celulose SA	386,619	4,876,199
TIM Participacoes SA	607,300	2,064,740
Ultrapar Participacoes SA	253,369	3,973,653
Vale SA	2,242,506	27,975,988
Vale SA sponsored ADR	3,842	47,794
Weg SA	588,740	3,041,199

TOTAL BRAZIL		180,092,868

Cayman Islands - 15.4%
3SBio, Inc. (c)	846,500	1,418,053
51job, Inc. sponsored ADR (a)(b)	16,798	1,169,813
58.com, Inc. ADR (a)(b)	65,811	4,172,417
AAC Technology Holdings, Inc.	507,433	3,184,833
Agile Property Holdings Ltd.	1,128,000	1,499,018
Airtac International Group	81,000	955,664
Alibaba Group Holding Ltd. sponsored ADR (a)	917,029	154,510,216
Anta Sports Products Ltd.	749,000	3,874,546
Autohome, Inc. ADR Class A (b)	41,427	2,998,486
Baidu.com, Inc. sponsored ADR (a)	196,752	33,965,298
Baozun, Inc. sponsored ADR (a)(b)	26,055	932,769
Car, Inc. (a)	551,000	459,162
Chailease Holding Co. Ltd.	830,060	3,101,283
China Conch Venture Holdings Ltd.	1,119,000	3,742,358
China First Capital Group Ltd. (a)	2,200,000	1,147,645
China Hongqiao Group Ltd. (b)	1,546,000	988,174
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	61,605
China Investment Fund International Holdings Co. Ltd. (a)	660,000	2,333,367
China Literature Ltd. (a)(b)(c)	129,400	639,578
China Medical System Holdings Ltd.	974,000	1,013,652
China Mengniu Dairy Co. Ltd.	1,923,000	5,956,230
China Resources Cement Holdings Ltd.	1,738,000	1,765,153
China Resources Land Ltd.	1,954,812	7,627,220
China State Construction International Holdings Ltd.	1,364,500	1,300,881
China Zhongwang Holdings Ltd.	1,160,800	583,704
CIFI Holdings Group Co. Ltd.	2,324,000	1,537,699
Country Garden Holdings Co. Ltd.	5,352,000	7,607,832
Country Garden Services Holdings Co. Ltd. (a)	682,000	1,056,487
Ctrip.com International Ltd. ADR (a)	289,672	9,646,078
Dali Foods Group Co. Ltd. (c)	1,276,000	870,473
ENN Energy Holdings Ltd.	555,243	5,317,930
Evergrande Real Estate Group Ltd. (b)	1,850,000	5,835,190
Fullshare Holdings Ltd. (b)	5,027,500	1,142,164
Future Land Development Holding Ltd.	1,252,000	1,060,907
GDS Holdings Ltd. ADR (a)(b)	40,719	1,156,420
Geely Automobile Holdings Ltd.	3,481,517	5,923,449
Genscript Biotech Corp. (a)	626,000	970,736
Greentown China Holdings Ltd.	642,500	574,665
Greentown Service Group Co. Ltd.	686,000	627,820
Haitian International Holdings Ltd.	409,000	942,157
Hengan International Group Co. Ltd.	503,000	3,934,944
Huazhu Group Ltd. ADR (b)	91,475	2,904,331
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	36,447	827,347
JD.com, Inc. sponsored ADR (a)	516,584	12,837,112
Jiayuan International Group Ltd.	697,224	336,283
Kaisa Group Holdings Ltd.	1,562,000	502,651
Kingboard Chemical Holdings Ltd.	494,000	1,738,261
Kingboard Laminates Holdings Ltd.	769,500	796,427
Kingdee International Software Group Co. Ltd.	1,635,000	1,580,248
Kingsoft Corp. Ltd.	584,000	1,118,747
KWG Property Holding Ltd.	900,000	890,952
Lee & Man Paper Manufacturing Ltd.	1,089,000	974,024
Lijun International Pharmaceutical Holding Ltd.	1,076,000	969,635
Logan Property Holdings Co. Ltd.	880,000	1,197,634
Longfor Properties Co. Ltd.	1,028,500	3,204,858
Meitu, Inc. (a)(c)	1,204,500	412,090
Momo, Inc. ADR (a)	101,584	3,091,201
NetEase, Inc. ADR	54,937	13,840,278
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	100,561	7,747,219
Nexteer Auto Group Ltd.	624,000	944,711
Noah Holdings Ltd. sponsored ADR (a)(b)	20,107	945,029
Semiconductor Manufacturing International Corp. (a)(b)	2,150,900	2,032,550
Shenzhou International Group Holdings Ltd.	523,000	6,158,510
Shimao Property Holdings Ltd.	820,500	2,336,500
Shui On Land Ltd.	2,541,500	629,839
SINA Corp. (a)	45,502	2,794,733
Sino Biopharmaceutical Ltd.	4,883,500	4,131,145
SOHO China Ltd. (a)	1,491,000	604,828
Sunac China Holdings Ltd.	1,709,000	6,806,793
Sunny Optical Technology Group Co. Ltd.	502,800	4,989,877
TAL Education Group ADR (a)	251,451	7,802,525
Tencent Holdings Ltd.	4,041,900	179,923,625
Tingyi (Cayman Islands) Holding Corp.	1,388,000	1,932,999
Towngas China Co. Ltd.	678,414	540,658
Uni-President China Holdings Ltd.	907,000	807,521
Vipshop Holdings Ltd. ADR (a)	307,246	2,362,722
Want Want China Holdings Ltd.	3,503,418	2,839,222
Weibo Corp. sponsored ADR (a)(b)	38,647	2,344,327
Wuxi Biologics (Cayman), Inc. (a)(c)	345,000	2,983,270
Xinyi Solar Holdings Ltd.	2,103,176	884,667
Yihai International Holding Ltd.	331,000	1,015,601
Yuzhou Properties Co.	1,152,343	571,913
YY, Inc. ADR (a)	34,552	2,398,945
Zhen Ding Technology Holding Ltd.	285,000	749,258
Zhongsheng Group Holdings Ltd. Class H	403,500	726,707

TOTAL CAYMAN ISLANDS		582,833,849

Chile - 1.0%
Aguas Andinas SA	1,905,025	1,125,934
Banco de Chile	18,332,260	2,908,338
Banco de Credito e Inversiones	33,647	2,398,131
Banco Santander Chile	46,864,426	3,780,311
Cencosud SA	1,033,615	2,088,350
Colbun SA (a)	5,201,280	1,181,749
Compania Cervecerias Unidas SA	107,061	1,455,396
Compania de Petroleos de Chile SA (COPEC)	274,565	3,768,047
CorpBanca SA	105,799,584	1,063,158
Empresa Nacional de Telecomunicaciones SA (ENTEL)	109,782	1,057,644
Empresas CMPC SA	877,005	3,169,414
Enel Chile SA	20,263,976	2,135,164
Enersis SA	20,114,497	4,110,007
LATAM Airlines Group SA	217,134	2,595,476
S.A.C.I. Falabella	511,511	4,106,596

TOTAL CHILE		36,943,715

China - 10.8%
Agricultural Bank of China Ltd. (H Shares)	21,489,297	10,174,161
Air China Ltd. (H Shares)	1,234,000	1,235,409
Aisino Co. Ltd. Class A	27,100	98,398
Aluminum Corp. of China Ltd. (H Shares) (a)	2,206,000	814,553
Angang Steel Co. Ltd. (H Shares)	822,000	618,346
Anhui Conch Cement Co. Ltd. (H Shares)	897,000	4,891,644
Anxin Trust Co. Ltd. Class A	91,000	54,458
AVIC Aircraft Co. Ltd. Class A	39,400	81,672
AVIC Aviation Engine Corp. PLC Class A	33,600	110,315
AVIC Capital Co. Ltd. Class A	175,700	114,322
AVIC Shenyang Aircraft Co. Ltd. Class A (a)	13,300	58,513
AviChina Industry & Technology Co. Ltd. (H Shares)	1,475,000	984,047
Baic Motor Corp. Ltd. (c)	1,253,500	818,000
Bank Communications Co. Ltd. (H Shares)	6,538,176	5,557,821
Bank of Beijing Co. Ltd. Class A	565,325	503,670
Bank of China Ltd. (H Shares)	56,685,464	26,355,439
Bank of Guiyang Co. Ltd. Class A	71,700	118,344
Bank of Hangzhou Co. Ltd. Class A	145,200	168,585
Bank of Jiangsu Co. Ltd. Class A	505,203	468,199
Bank of Nanjing Co. Ltd. Class A	168,700	175,729
Bank of Ningbo Co. Ltd. Class A	82,200	214,063
Bank of Shanghai Co. Ltd. Class A	272,585	468,221
Baoshan Iron & Steel Co. Ltd.	263,100	275,240
BBMG Corp. (H Shares)	1,838,000	630,531
Beijing Capital Co. Ltd. Class A	180,900	89,629
Beijing Capital International Airport Co. Ltd. (H Shares)	1,130,000	1,059,946
Beijing Dabeinong Technology Group Co. Ltd. Class A	92,200	43,205
Beijing Shiji Information Technology Co. Ltd. Class A	12,900	53,480
Beijing Tongrentang Co. Ltd. Class A	22,200	87,398
BOE Technology Group Co. Ltd. Class A	474,500	181,280
BYD Co. Ltd. (H Shares) (b)	469,500	2,778,765
CGN Power Co. Ltd. (H Shares) (c)	7,312,447	1,913,573
Changjiang Securities Co. Ltd. Class A	170,000	134,969
China Avionics Systems Co. Ltd. Class A	22,400	44,828
China Cinda Asset Management Co. Ltd. (H Shares)	5,945,000	1,538,361
China CITIC Bank Corp. Ltd. (H Shares)	6,291,051	4,098,589
China Coal Energy Co. Ltd. (H Shares)	1,470,000	620,959
China Communications Construction Co. Ltd. (H Shares)	3,149,000	3,159,804
China Communications Services Corp. Ltd. (H Shares)	1,690,000	1,586,604
China Construction Bank Corp. (H Shares)	68,103,000	61,347,294
China Eastern Airlines Corp. Ltd. (H Shares)	1,096,000	675,017
China Everbright Bank Co. Ltd. (H Shares)	2,194,000	1,059,117
China Film Co. Ltd. Class A	40,400	90,136
China Fortune Land Development Co. Ltd. Class A	43,900	178,789
China Galaxy Securities Co. Ltd. (H Shares)	2,478,000	1,285,982
China Gezhouba Group Co. Ltd. Class A	87,200	80,293
China Grand Automotive Services Co. Ltd. Class A	83,100	53,575
China Huarong Asset Management Co. Ltd. (c)	6,728,000	1,369,948
China International Capital Corp. Ltd. Class H (c)	729,200	1,462,041
China International Travel Service Corp. Ltd. (A Shares)	26,200	213,094
China Life Insurance Co. Ltd. (H Shares)	5,269,747	13,085,922
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,243,000	1,679,119
China Merchants Bank Co. Ltd. (H Shares)	2,971,421	13,100,267
China Merchants Securities Co. Ltd. Class A	112,600	242,145
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	96,100	276,362
China Minsheng Banking Corp. Ltd. (H Shares)	4,795,861	3,674,039
China Molybdenum Co. Ltd. (H Shares)	2,700,000	1,099,974
China National Building Materials Co. Ltd. (H Shares)	2,768,000	2,208,862
China National Chemical Engineering Co. Ltd. Class A	99,408	80,407
China National Nuclear Power Co. Ltd. Class A	229,800	184,847
China Northern Rare Earth Group High-Tech Co. Ltd.	74,400	94,932
China Oilfield Services Ltd. (H Shares)	1,158,000	1,147,515
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,935,528	6,815,816
China Petroleum & Chemical Corp. (H Shares)	18,346,704	15,341,420
China Railway Construction Corp. Ltd. (H Shares)	1,536,000	2,133,026
China Railway Group Ltd. (H Shares)	2,655,000	2,486,395
China Railway Signal & Communications Corp. (c)	1,030,000	817,379
China Reinsurance Group Corp.	3,927,000	887,416
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	22,900	75,458
China Shenhua Energy Co. Ltd.:
(H Shares)	1,992,602	5,071,315
Class A	385,485	1,140,784
China Shipbuilding Industry Group Power Co. Ltd.	24,600	81,097
China Shipping Development Co. Ltd. (H Shares)	882,000	501,590
China South Publishing & Media Group Co. Ltd. Class A	37,600	73,900
China Southern Airlines Ltd. (H Shares)	1,454,000	1,041,936
China Spacesat Co. Ltd. Class A	24,600	65,347
China State Construction Engineering Corp. Ltd. Class A	602,640	550,405
China Telecom Corp. Ltd. (H Shares)	9,779,689	5,309,600
China Tower Corp. Ltd. Class H (c)	28,038,000	6,021,153
China United Network Communications Ltd. Class A	427,000	338,373
China Vanke Co. Ltd. (H Shares)	964,700	3,911,948
China Yangtze Power Co. Ltd. Class A	246,800	605,140
Chinese Universe Publishing and Media Co. Ltd. Class A	32,200	61,269
Chongqing Changan Automobile Co. Ltd. (B Shares)	119,300	60,508
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,766,646	1,026,241
CITIC Guoan Information Industry Co. Ltd. Class A	69,100	34,030
CITIC Securities Co. Ltd. (H Shares)	1,735,000	3,551,875
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	1,899,500	770,460
CRRC Corp. Ltd. (H Shares)	3,177,000	3,201,062
Daqin Railway Co. Ltd. (A Shares)	226,100	288,496
Datang International Power Generation Co. Ltd. (H Shares)	616,000	160,765
DHC Software Co. Ltd. Class A	49,400	47,551
Dong E-E-Jiao Co. Ltd. Class A	13,500	82,703
Dongfeng Motor Group Co. Ltd. (H Shares)	1,910,000	2,002,327
Dongxing Securities Co. Ltd. Class A	43,500	61,542
Everbright Securities Co. Ltd. Class A	85,458	118,352
Fangda Carbon New Material Co. Ltd.	26,600	72,645
Financial Street Holdings Co. Ltd. Class A	149,800	157,607
First Capital Securities Co. Ltd. Class A	86,000	71,102
Focus Media Information Technology Co. Ltd. Class A	166,740	135,367
Foshan Haitian Flavouring & Food Co. Ltd. Class A	31,100	335,561
Founder Securities Co. Ltd. Class A	148,300	135,446
Future Land Holdings Co. Ltd. Class A	32,300	141,428
Fuyao Glass Industries Group Co. Ltd. (c)	332,000	1,157,884
GD Power Development Co. Ltd. Class A	424,700	152,113
Gemdale Corp. Class A	113,400	185,480
GF Securities Co. Ltd. (H Shares)	1,093,628	1,570,964
Giant Network Group Co. Ltd. Class A	19,900	57,406
GoerTek, Inc. Class A	56,100	55,507
Great Wall Motor Co. Ltd. (H Shares) (b)	2,184,000	1,486,837
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	44,000	274,146
Greenland Holdings Corp. Ltd. Class A	183,000	175,058
Guangshen Railway Co. Ltd. Class A	170,024	88,808
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,079,200	2,258,190
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	20,000	99,988
Guangzhou Haige Communications Group Class A	38,400	43,782
Guangzhou R&F Properties Co. Ltd. (H Shares)	681,600	1,359,746
Guosen Securities Co. Ltd. Class A	125,400	156,451
Guotai Junan Securities Co. Ltd. Class H (c)	384,800	823,465
Guoyuan Securities Co. Ltd. Class A	98,900	110,401
Haitong Securities Co. Ltd. (H Shares)	2,412,400	2,730,549
Han's Laser Technology Industry Group Co. Ltd.	16,800	79,151
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	120,400	539,579
Hangzhou Robam Appliances Co. Ltd. Class A	15,500	56,372
Heilan Home Co. Ltd. Class A	42,300	55,804
Henan Shuanghui Investment & Development Co. Ltd. Class A	41,500	154,832
Hengli Petrochemical Co. Ltd. Class A	41,400	79,083
Hengtong Optic-electric Co. Ltd. Class A	28,908	74,634
Hesteel Co. Ltd. Class A	270,400	123,885
Huaan Securities Co. Ltd. Class A	76,493	55,594
Huadian Power International Corp. Ltd. (H Shares)	1,268,000	590,364
Huadong Medicine Co. Ltd. Class A	21,750	86,113
Huaneng Power International, Inc. (H Shares)	3,066,186	1,927,232
Huaneng Renewables Corp. Ltd. (H Shares)	3,048,000	878,953
Huatai Securities Co. Ltd. (H Shares) (c)	1,266,200	2,370,554
Huaxia Bank Co. Ltd. Class A	418,958	473,304
Huayu Automotive Systems Co. Ltd. Class A	48,300	145,676
Hubei Biocause Pharmaceutical Co. Ltd. Class A	115,700	95,830
Hubei Energy Group Co. Ltd. Class A	442,500	244,997
Hundsun Technologies, Inc. Class A	9,200	85,632
iFlytek Co. Ltd.	29,600	120,550
Industrial & Commercial Bank of China Ltd. (H Shares)	49,678,000	38,593,059
Industrial Bank Co. Ltd. Class A	395,000	966,750
Industrial Securities Co. Ltd. Class A	178,600	130,069
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	79,700	287,599
Inner Mongolia Baotou Steel Union Co. Ltd. Class A	576,500	126,471
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	811,729	940,794
Jiangsu Expressway Co. Ltd. (H Shares)	846,000	1,224,804
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	47,300	416,826
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	20,000	282,056
Jiangxi Copper Co. Ltd. (H Shares)	651,000	827,639
Jiangxi Ganfeng Lithium Co. Ltd.	16,000	46,418
Jinduicheng Molybdenum Co. Ltd. Class A	93,600	85,068
Jinke Properties Group Co. Ltd. Class A	126,800	108,240
Jointown Pharmaceutical Group Class A	38,400	83,668
Kangmei Pharmaceutical Co. Ltd. Class A	72,200	62,925
Kweichow Moutai Co. Ltd. (A Shares)	17,700	1,821,562
Legend Holdings Corp. (c)	212,300	555,364
Liaoning Chengda Co. Ltd. Class A	36,800	54,425
LONGi Green Energy Technology Co. Ltd.	38,400	127,106
Luxshare Precision Industry Co. Ltd. Class A	57,380	140,179
Luzhou Laojiao Co. Ltd. Class A	22,000	140,094
Maanshan Iron & Steel Co. Ltd.:
(H Shares)	1,165,000	559,173
Class A	128,600	69,282
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,440	103,415
Metallurgical Corp. China Ltd. (H Shares)	2,248,000	616,512
Midea Group Co. Ltd. Class A	81,900	532,042
Muyuan Foodstuff Co. Ltd. Class A	25,560	131,790
NARI Technology Co. Ltd. Class A	78,500	224,343
New China Life Insurance Co. Ltd. (H Shares)	613,300	2,611,236
O-film Tech Co. Ltd. Class A	40,000	59,754
Offshore Oil Enginering Co. Ltd. Class A	70,900	55,444
Orient Securities Co. Ltd. Class A	107,618	128,644
People's Insurance Co. of China Group (H Shares)	5,228,552	2,172,196
Perfect World Co. Ltd. Class A	13,600	51,552
PetroChina Co. Ltd. (H Shares)	15,226,790	9,827,601
PICC Property & Casualty Co. Ltd. (H Shares)	4,878,568	5,052,058
Ping An Bank Co. Ltd. Class A	242,300	401,374
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,798,541	36,980,925
Poly Developments & Holdings Class A	161,000	309,468
Postal Savings Bank of China Co. Ltd. (c)	1,865,000	1,049,536
Power Construction Corp. of China Ltd. Class A	214,500	160,056
Qingdao Haier Co. Ltd.	92,600	221,108
Risesun Real Estate Development Co. Ltd. Class A	81,100	111,106
Rongsheng Petrochemical Co. Ltd. Class A	59,500	93,413
SAIC Motor Corp. Ltd.	126,600	502,561
Sanan Optoelectronics Co. Ltd. Class A	57,200	83,741
Sany Heavy Industry Co. Ltd. Class A	128,600	175,029
SDIC Power Holdings Co. Ltd. Class A	125,200	151,904
Shaanxi Coal Industry Co. Ltd. Class A	113,700	142,872
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	15,760	56,188
Shandong Gold Mining Co. Ltd. Class A	27,600	126,368
Shandong Linglong Tyre Co. Ltd. Class A	22,700	49,053
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,460,000	1,223,280
Shanghai 2345 Network Holding Group Co. Ltd. Class A	74,230	38,883
Shanghai Construction Group Co. Ltd. Class A	121,300	57,565
Shanghai Electric Group Co. Ltd. (H Shares)	2,018,000	705,668
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	378,500	1,158,989
Shanghai International Airport Co. Ltd. (A Shares)	15,400	113,303
Shanghai International Port Group Co. Ltd. Class A	185,843	148,934
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	674,458	917,263
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	587,409	1,253,487
Shanghai Pudong Development Bank Co. Ltd.	497,609	796,822
Shanghai Tunnel Engineering Co. Ltd.	100,000	96,108
Shanghaioriental Pearl Media Co. Ltd.	64,670	95,353
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	53,500	55,330
Shanxi Securities Co. Ltd. Class A	73,400	66,052
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	13,100	78,082
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A	57,900	47,179
Shenergy Co. Ltd. Class A	224,300	169,042
Shenwan Hongyuan Group Co. Ltd. Class A	379,300	250,195
Shenzhen Energy Group Co. Ltd. Class A	126,800	95,940
Shenzhen Overseas Chinese Town Co. Ltd. Class A	176,100	168,195
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	16,000	47,350
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	117,500	70,667
Shijiazhuang Baosh Electric Co. Ltd. Class A	100,900	61,737
Sichuan Chuantou Energy Co. Ltd. class A	102,300	138,928
Sichuan Kelun Pharmaceutical Co. Ltd.	22,400	71,538
Sichuan New Hope Agribusiness Co. Ltd. Class A	143,300	170,015
Sinolink Securities Co. Ltd. Class A	74,400	84,606
Sinopec Engineering Group Co. Ltd. (H Shares)	926,500	910,721
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,102,000	998,742
Sinopharm Group Co. Ltd. (H Shares)	820,800	3,668,218
Sinotrans Ltd. (H Shares)	1,438,000	662,055
Soochow Securities Co. Ltd. Class A	104,200	109,319
Southwest Securities Co. Ltd. Class A	48,700	27,981
Spring Airlines Co. Ltd. Class A	18,000	86,282
Suning.com Co. Ltd. Class A	124,700	193,727
Suzhou Gold Mantis Consolidated Co. Ltd.	67,900	85,625
Tasly Pharmaceutical Group Co. Ltd.	23,760	63,967
TBEA Co. Ltd. Class A	177,000	185,432
TCL Corp. Class A	327,800	134,529
Tianma Microelectronics Co. Ltd. Class A	36,600	50,415
Tianqi Lithium Corp. Class A	16,400	65,837
Tong Ren Tang Technologies Co. Ltd. (H Shares)	405,000	544,880
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	27,700	46,299
Tongling Nonferrous Metals Group Co. Ltd. Class A	329,200	97,274
Tongwei Co. Ltd. Class A	56,000	85,745
TravelSky Technology Ltd. (H Shares)	657,000	1,784,554
Tsingtao Brewery Co. Ltd. (H Shares)	232,000	1,020,902
Tus-Sound Environmental Resources Co. Ltd. Class A	30,100	41,326
Unisplendour Corp. Ltd. Class A	10,740	49,110
Wanxiang Qianchao Co. Ltd. Class A	78,300	61,815
Weichai Power Co. Ltd. (H Shares)	1,375,000	1,855,752
Weifu High-Technology Group Co. Ltd. Class A	30,500	86,118
Western Securities Co. Ltd. Class A	61,500	70,579
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	33,800	53,771
Wuliangye Yibin Co. Ltd. Class A	51,100	459,845
XCMG Construction Machinery Co. Ltd. Class A	152,300	74,095
Xiamen C&D, Inc. Class A	82,225	94,241
Xinhu Zhongbao Co. Ltd. Class A	191,000	80,666
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	495,600	596,929
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,172,000	1,077,520
Yonghui Superstores Co. Ltd. Class A	155,000	186,440
Yonyou Network Technology Co. Ltd. Class A	26,000	93,472
Youngor Group Co. Ltd. Class A	124,600	141,506
Yunnan Baiyao Group Co. Ltd.	14,700	170,522
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	8,400	110,792
Zhaojin Mining Industry Co. Ltd. (H Shares)	727,500	763,703
Zhejiang Century Huatong Group Co. Ltd. Class A	48,320	138,381
Zhejiang China Commodities City Group Co. Ltd. Class A	160,100	85,775
Zhejiang Chint Electric Co. Ltd. Class A	33,200	126,640
Zhejiang Dahua Technology Co. Ltd.	40,000	73,782
Zhejiang Expressway Co. Ltd. (H Shares)	1,008,000	1,037,857
Zhejiang Huayou Cobalt Co. Ltd. Class A	11,400	44,557
Zhejiang Longsheng Group Co. Ltd. Class A	62,200	91,989
Zhejiang Zheneng Electric Power Co. Ltd. Class A	170,000	113,658
Zhengzhou Yutong Bus Co. Ltd.	43,000	74,246
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(c)	168,900	584,821
Zhongjin Gold Co. Ltd. Class A	64,700	76,569
Zhuhai Wanlida Electric Co. Ltd. Class A	11,500	39,490
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	385,827	2,146,218
Zijin Mng Group Co. Ltd. (H Shares)	4,200,000	1,576,223
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	229,300	127,298
ZTE Corp. (H Shares)	600,400	1,217,343

TOTAL CHINA		406,338,420

Colombia - 0.3%
Bancolombia SA	151,842	1,630,407
Cementos Argos SA	354,913	923,574
Ecopetrol SA	3,476,650	3,269,507
Grupo de Inversiones Suramerica SA	169,174	1,878,621
Interconexion Electrica SA ESP	316,158	1,417,365
Inversiones Argos SA	182,385	1,090,198

TOTAL COLOMBIA		10,209,672

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	110,742	2,790,159
Komercni Banka A/S	55,826	2,247,492
MONETA Money Bank A/S (c)	331,785	1,127,851

TOTAL CZECH REPUBLIC		6,165,502

Egypt - 0.1%
Commercial International Bank SAE	744,578	3,495,895
Eastern Tobacco Co.	643,655	611,618
Elsewedy Electric Co.	539,984	535,097

TOTAL EGYPT		4,642,610

Greece - 0.2%
Alpha Bank AE (a)	1,012,756	1,011,982
Ff Group (a)(d)	23,462	103,122
Greek Organization of Football Prognostics SA	151,009	1,473,503
Hellenic Telecommunications Organization SA	177,326	2,222,492
Jumbo SA	73,741	1,205,288
Motor Oil (HELLAS) Corinth Refineries SA	42,611	1,060,803
Titan Cement Co. SA (Reg.)	34,037	765,929

TOTAL GREECE		7,843,119

Hong Kong - 3.6%
Beijing Enterprises Holdings Ltd.	353,927	2,011,982
BYD Electronic International Co. Ltd.	483,500	599,074
China Agri-Industries Holdings Ltd.	1,472,000	524,081
China Everbright International Ltd.	2,378,814	2,402,185
China Everbright Ltd.	502,000	947,313
China Jinmao Holdings Group Ltd.	3,686,000	1,871,078
China Merchants Holdings International Co. Ltd.	840,880	1,667,415
China Mobile Ltd.	4,343,571	45,682,828
China Overseas Land and Investment Ltd.	2,695,202	10,166,656
China Power International Development Ltd.	3,066,000	791,174
China Resources Beer Holdings Co. Ltd.	1,010,144	3,550,403
China Resources Pharmaceutical Group Ltd. (c)	1,105,500	1,576,519
China Resources Power Holdings Co. Ltd.	1,347,940	2,701,720
China Taiping Insurance Group Ltd.	1,147,255	3,167,032
China Travel International Investment HK Ltd.	1,520,000	440,188
China Unicom Ltd.	4,242,814	4,860,053
CITIC Pacific Ltd.	4,100,941	6,212,373
CNOOC Ltd.	12,644,584	21,134,422
CSPC Pharmaceutical Group Ltd.	3,297,963	5,689,623
Far East Horizon Ltd.	1,508,000	1,558,854
Fosun International Ltd.	1,827,754	2,742,482
Guangdong Investment Ltd.	2,067,126	3,947,549
Hua Hong Semiconductor Ltd. (c)	320,000	714,339
Lenovo Group Ltd.	5,046,000	3,683,837
MMG Ltd. (a)	1,724,000	635,554
Shanghai Industrial Holdings Ltd.	339,241	714,520
Shenzhen Investment Ltd.	2,262,000	789,043
Sino-Ocean Group Holding Ltd.	2,159,000	1,061,172
Sinotruk Hong Kong Ltd.	489,500	906,641
Sun Art Retail Group Ltd.	1,678,471	1,668,265
Winteam Pharmaceutical Group Ltd.	1,408,000	919,036
Yuexiu Property Co. Ltd.	4,660,000	905,850

TOTAL HONG KONG		136,243,261

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	256,896	3,073,196
OTP Bank PLC	158,892	6,545,132
Richter Gedeon PLC	100,959	2,150,692

TOTAL HUNGARY		11,769,020

India - 8.3%
Adani Ports & Special Economic Zone Ltd. (a)	374,493	1,787,233
Ambuja Cements Ltd.	392,164	1,160,023
Ashok Leyland Ltd.	845,585	968,800
Asian Paints Ltd.	202,247	4,026,129
Aurobindo Pharma Ltd.	188,993	2,098,206
Avenue Supermarts Ltd. (a)(c)	88,944	1,723,290
Axis Bank Ltd. (a)	1,275,477	12,990,237
Bajaj Auto Ltd.	58,993	2,123,740
Bajaj Finance Ltd.	122,638	4,450,035
Bajaj Finserv Ltd.	27,174	2,332,882
Bharat Forge Ltd.	150,516	1,045,721
Bharat Petroleum Corp. Ltd.	535,537	2,607,120
Bharti Airtel Ltd.	987,334	4,263,235
Bharti Infratel Ltd.	237,527	978,259
Bosch Ltd. (a)	5,228	1,388,905
Britannia Industries Ltd.	41,073	1,850,890
Cadila Healthcare Ltd.	149,586	672,357
Cipla Ltd. (a)	248,450	1,811,206
Coal India Ltd.	495,670	1,569,226
Container Corp. of India Ltd.	109,818	1,014,455
Dabur India Ltd.	378,226	2,364,712
Divi's Laboratories Ltd.	55,665	1,181,548
Dr. Reddy's Laboratories Ltd.	81,545	3,128,665
Eicher Motors Ltd.	9,351	2,504,549
GAIL India Ltd. (a)	554,899	2,597,375
Glenmark Pharmaceuticals Ltd.	78,136	717,550
Godrej Consumer Products Ltd.	251,340	2,512,337
Grasim Industries Ltd. (a)	237,478	2,412,932
Havells India Ltd. (a)	179,968	1,809,444
HCL Technologies Ltd.	396,550	5,617,419
Hero Motocorp Ltd.	35,927	1,323,441
Hindalco Industries Ltd.	811,950	2,385,732
Hindustan Petroleum Corp. Ltd.	433,392	1,426,114
Hindustan Unilever Ltd.	460,611	11,445,495
Housing Development Finance Corp. Ltd.	1,137,571	30,817,497
ICICI Bank Ltd.	1,688,793	8,695,031
Indiabulls Housing Finance Ltd.	196,905	1,844,458
Indian Oil Corp. Ltd.	1,039,408	2,004,552
Infosys Ltd.	2,475,834	26,149,323
InterGlobe Aviation Ltd. (c)	65,897	1,103,050
ITC Ltd.	2,425,492	9,524,568
JSW Steel Ltd.	593,566	2,296,973
Larsen & Toubro Ltd.	338,728	6,273,819
LIC Housing Finance Ltd.	212,649	1,345,089
Lupin Ltd. (a)	158,959	1,961,674
Mahindra & Mahindra Financial Services Ltd. (a)	203,030	1,157,351
Mahindra & Mahindra Ltd.	525,677	5,037,861
Marico Ltd.	323,667	1,672,842
Maruti Suzuki India Ltd.	75,130	7,031,421
Motherson Sumi Systems Ltd.	677,147	1,341,698
Nestle India Ltd.	16,208	2,626,228
NTPC Ltd.	1,392,924	2,742,270
Oil & Natural Gas Corp. Ltd.	1,012,251	2,014,944
Page Industries Ltd.	3,926	1,292,991
Petronet LNG Ltd.	397,231	1,274,375
Pidilite Industries Ltd.	88,331	1,393,865
Piramal Enterprises Ltd.	57,855	1,657,094
Power Grid Corp. of India Ltd.	1,107,575	2,943,752
Rec Ltd.	495,834	871,343
Reliance Industries Ltd.	2,020,092	34,934,553
Shree Cement Ltd.	5,624	1,245,483
Shriram Transport Finance Co. Ltd.	105,156	1,504,653
State Bank of India (a)	1,269,609	5,253,956
Sun Pharmaceutical Industries Ltd.	588,044	3,509,121
Tata Consultancy Services Ltd.	638,123	18,112,226
Tata Motors Ltd. (a)	1,111,858	2,862,886
Tata Power Co. Ltd.	732,839	736,350
Tata Steel Ltd.	255,419	1,715,871
Tech Mahindra Ltd. (a)	333,532	3,440,136
Titan Co. Ltd.	215,957	3,030,580
Ultratech Cemco Ltd. (a)	66,715	3,308,814
United Spirits Ltd. (a)	208,047	1,582,635
UPL Ltd. (a)	248,976	2,759,578
Vedanta Ltd.	906,222	2,520,334
Vodafone Idea Ltd. (a)	1,408,968	597,660
Wipro Ltd.	805,104	4,188,901
Yes Bank Ltd.	1,205,950	3,298,688
Zee Entertainment Enterprises Ltd.	344,613	1,846,419

TOTAL INDIA		313,812,175

Indonesia - 2.3%
PT Adaro Energy Tbk	10,332,700	1,027,909
PT Astra International Tbk	14,347,459	8,676,760
PT Bank Central Asia Tbk	6,985,370	14,085,726
PT Bank Danamon Indonesia Tbk Series A	1,945,500	1,267,064
PT Bank Mandiri (Persero) Tbk	13,250,898	7,101,475
PT Bank Negara Indonesia (Persero) Tbk	5,187,700	3,369,360
PT Bank Rakyat Indonesia Tbk	39,338,905	10,839,491
PT Bank Tabungan Negara Tbk	3,069,600	601,947
PT Bumi Serpong Damai Tbk (a)	5,567,700	529,973
PT Charoen Pokphand Indonesia Tbk	5,210,800	2,759,701
PT Gudang Garam Tbk	340,600	2,039,090
PT Hanjaya Mandala Sampoerna Tbk	6,588,100	1,805,863
PT Indah Kiat Pulp & Paper Tbk	1,941,500	1,806,370
PT Indocement Tunggal Prakarsa Tbk	1,320,300	1,816,623
PT Indofood CBP Sukses Makmur Tbk	1,538,300	1,186,272
PT Indofood Sukses Makmur Tbk	3,105,600	1,722,555
PT Jasa Marga Tbk	1,621,897	571,103
PT Kalbe Farma Tbk	15,029,600	1,721,049
PT Pabrik Kertas Tjiwi Kimia Tbk	995,800	960,344
PT Pakuwon Jati Tbk	12,026,400	559,468
PT Perusahaan Gas Negara Tbk Series B	7,475,100	1,374,916
PT Semen Gresik (Persero) Tbk	2,115,748	1,919,278
PT Surya Citra Media Tbk	4,264,000	575,247
PT Tambang Batubara Bukit Asam Tbk	2,065,600	637,161
PT Telekomunikasi Indonesia Tbk Series B	35,716,465	9,967,712
PT Tower Bersama Infrastructure Tbk	1,568,900	552,441
PT Unilever Indonesia Tbk	1,066,239	3,815,491
PT United Tractors Tbk	1,201,300	2,211,733

TOTAL INDONESIA		85,502,122

Isle of Man - 0.1%
NEPI Rockcastle PLC	265,877	2,514,493
Korea (South) - 13.0%
AMOREPACIFIC Corp.	23,559	3,843,800
AMOREPACIFIC Group, Inc.	19,485	1,199,826
BGF Retail Co. Ltd.	5,511	911,540
BS Financial Group, Inc.	170,566	1,126,956
Celltrion Healthcare Co. Ltd.	35,639	2,383,558
Celltrion Pharm, Inc.	10,991	621,463
Celltrion, Inc. (a)	58,925	11,600,348
Cheil Industries, Inc.	53,691	5,791,753
Cheil Worldwide, Inc.	44,006	929,623
CJ CheilJedang Corp.	5,878	1,809,745
CJ Corp.	9,600	1,039,886
CJ O Shopping Co. Ltd.	7,692	1,467,968
Coway Co. Ltd.	36,687	2,750,461
Daelim Industrial Co.	19,943	1,909,270
Daewoo Engineering & Construction Co. Ltd. (a)	120,554	561,356
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	26,954	896,504
Db Insurance Co. Ltd.	35,158	2,196,526
DGB Financial Group Co. Ltd.	122,894	958,910
Doosan Bobcat, Inc.	32,725	976,664
E-Mart Co. Ltd.	14,851	2,563,210
Fila Korea Ltd.	34,817	1,489,792
GS Engineering & Construction Corp.	41,916	1,772,829
GS Holdings Corp.	37,414	1,829,618
GS Retail Co. Ltd.	19,189	621,849
Hana Financial Group, Inc.	213,082	7,652,280
Hankook Tire Co. Ltd.	53,273	2,001,754
Hanmi Pharm Co. Ltd.	4,561	1,779,414
Hanmi Science Co. Ltd.	9,308	613,321
Hanon Systems	126,261	1,452,802
Hanwha Chemical Corp.	77,200	1,557,977
Hanwha Corp.	30,111	951,432
Hanwha Life Insurance Co. Ltd.	224,416	867,460
HDC Hyundai Development Co. (a)	18,819	833,163
HLB, Inc. (a)	23,201	1,564,211
Hotel Shilla Co.	22,506	1,549,724
Hyundai Department Store Co. Ltd.	10,350	889,458
Hyundai Engineering & Construction Co. Ltd.	54,402	3,041,813
Hyundai Fire & Marine Insurance Co. Ltd.	44,555	1,495,941
Hyundai Glovis Co. Ltd.	13,339	1,702,703
Hyundai Heavy Industries Co. Ltd. (a)	26,930	3,352,845
Hyundai Mobis	48,266	9,762,277
Hyundai Motor Co.	110,230	12,832,075
Hyundai Robotics Co. Ltd. (a)	6,993	2,256,760
Hyundai Steel Co.	57,823	2,661,325
Industrial Bank of Korea	181,243	2,321,686
ING Life Insurance Korea Ltd. (c)	24,047	647,418
Kakao Corp.	35,091	3,132,365
Kangwon Land, Inc.	83,589	2,554,791
KB Financial Group, Inc.	281,632	12,103,365
KCC Corp.	3,538	1,039,999
Kia Motors Corp.	186,935	6,108,328
Korea Aerospace Industries Ltd. (a)	51,880	1,590,310
Korea Electric Power Corp.	182,229	5,632,631
Korea Express Co. Ltd. (a)	5,734	865,953
Korea Gas Corp. (a)	20,109	977,946
Korea Investment Holdings Co. Ltd.	30,386	1,756,353
Korea Zinc Co. Ltd.	6,052	2,396,471
Korean Air Lines Co. Ltd.	34,501	1,128,913
KT Corp.	2,064	53,066
KT Corp. sponsored ADR	38,263	528,795
KT&G Corp.	82,527	7,351,856
Kumho Petro Chemical Co. Ltd.	12,145	982,579
LG Chemical Ltd.	33,997	11,246,457
LG Corp.	66,906	4,673,190
LG Display Co. Ltd.	162,015	2,760,089
LG Electronics, Inc.	74,630	4,468,019
LG Household & Health Care Ltd.	6,663	7,576,832
LG Innotek Co. Ltd.	9,095	797,140
LG Telecom Ltd.	74,348	1,009,191
Lotte Chemical Corp.	12,066	3,253,958
Lotte Confectionery Co. Ltd. (a)	19,702	926,274
Lotte Shopping Co. Ltd.	8,307	1,463,617
Medy-Tox, Inc.	3,121	1,453,285
Mirae Asset Daewoo Co. Ltd.	284,947	1,944,165
NAVER Corp.	99,239	12,132,452
NCSOFT Corp.	12,415	5,228,578
Netmarble Corp. (c)	18,185	1,749,139
Oci Co. Ltd.	13,055	1,255,706
Orion Corp./Republic of Korea	15,409	1,572,163
Ottogi Corp.	850	595,228
Pearl Abyss Corp. (a)	4,127	717,123
POSCO	55,812	13,780,034
POSCO Chemtech Co. Ltd.	16,003	855,945
Posco Daewoo Corp.	36,188	650,612
S-Oil Corp.	31,527	2,961,599
S1 Corp.	11,546	1,069,045
Samsung Biologics Co. Ltd. (a)(c)	11,718	4,202,945
Samsung Card Co. Ltd.	20,835	624,621
Samsung Electro-Mechanics Co. Ltd.	39,150	3,800,868
Samsung Electronics Co. Ltd.	3,414,737	141,662,947
Samsung Engineering Co. Ltd. (a)	111,894	1,684,802
Samsung Fire & Marine Insurance Co. Ltd.	21,858	5,364,143
Samsung Heavy Industries Co. Ltd. (a)	314,372	2,571,654
Samsung Life Insurance Co. Ltd.	49,627	3,939,182
Samsung SDI Co. Ltd.	39,068	7,849,211
Samsung SDS Co. Ltd.	24,590	4,940,414
Samsung Securities Co. Ltd.	39,617	1,191,256
Shinhan Financial Group Co. Ltd.	302,789	11,713,619
Shinsegae Co. Ltd.	4,985	1,185,272
SillaJen, Inc. (a)	41,671	2,824,441
SK C&C Co. Ltd.	22,485	5,325,996
SK Energy Co. Ltd.	45,949	7,786,006
SK Hynix, Inc.	412,570	27,407,498
SK Telecom Co. Ltd.	14,264	3,302,889
STX Pan Ocean Co. Ltd. (Korea) (a)	177,317	721,267
ViroMed Co. Ltd. (a)	9,640	2,391,737
Woori Bank	336,136	4,526,631
Woori Investment & Securities Co. Ltd.	90,992	1,141,050
Yuhan Corp.	6,081	1,301,006

TOTAL KOREA (SOUTH)		492,844,311

Luxembourg - 0.0%
Reinet Investments SCA	105,378	1,594,206
Malaysia - 2.2%
AirAsia Group BHD	1,091,100	809,801
Alliance Bank Malaysia Bhd	741,200	767,258
AMMB Holdings Bhd	1,018,600	1,119,067
Axiata Group Bhd	1,945,551	1,904,702
British American Tobacco (Malaysia) Bhd	102,700	960,807
Bumiputra-Commerce Holdings Bhd	3,278,044	4,497,707
Dialog Group Bhd	2,644,665	1,937,011
DiGi.com Bhd	2,219,500	2,525,115
Fraser & Neave Holdings BHD	93,200	772,723
Gamuda Bhd	1,418,400	955,758
Genting Bhd	1,542,700	2,613,852
Genting Malaysia Bhd	2,114,640	1,698,527
Genting Plantations Bhd	186,700	465,838
Hap Seng Consolidated Bhd	447,400	1,075,901
Hartalega Holdings Bhd	959,100	1,264,438
Hong Leong Bank Bhd	441,300	2,223,738
Hong Leong Credit Bhd	170,900	821,956
IHH Healthcare Bhd	1,775,087	2,426,877
IJM Corp. Bhd	2,122,400	948,240
IOI Corp. Bhd	1,338,500	1,519,537
IOI Properties Group Bhd	1,231,125	468,886
Kuala Lumpur Kepong Bhd	304,600	1,835,334
Malayan Banking Bhd	2,694,124	6,274,888
Malaysia Airports Holdings Bhd	584,200	1,146,721
Maxis Bhd	1,689,200	2,371,313
MISC Bhd	812,900	1,345,572
Nestle (Malaysia) BHD	41,900	1,519,080
Petronas Chemicals Group Bhd	1,671,100	3,447,460
Petronas Dagangan Bhd	119,726	771,087
Petronas Gas Bhd	497,600	2,196,438
PPB Group Bhd	408,140	1,813,513
Press Metal Bhd	989,500	1,041,198
Public Bank Bhd	2,065,657	12,496,821
QL Resources Bhd	484,000	798,789
RHB Capital Bhd	604,860	801,853
RHB Capital Bhd (a)(d)	141,500	0
Sime Darby Bhd	1,490,949	815,363
Sime Darby Plantation Bhd	1,711,449	2,160,203
Sime Darby Property Bhd	2,352,349	660,450
SP Setia Bhd	1,139,279	714,831
Telekom Malaysia Bhd	822,400	584,273
Tenaga Nasional Bhd	2,200,972	6,931,772
Top Glove Corp. Bhd	1,016,100	1,195,704
Westports Holdings Bhd	771,300	700,497
YTL Corp. Bhd	2,381,996	639,696

TOTAL MALAYSIA		84,040,595

Mexico - 2.7%
Alfa SA de CV Series A	2,168,300	2,729,333
Alsea S.A.B. de CV	372,700	1,031,431
America Movil S.A.B. de CV Series L	23,869,947	19,111,187
Banco Santander Mexico SA	1,325,545	1,984,618
CEMEX S.A.B. de CV unit (a)	10,013,286	5,409,261
Coca-Cola FEMSA S.A.B. de CV Series L	382,469	2,390,150
El Puerto de Liverpool S.A.B. de CV Class C	137,910	903,089
Embotelladoras Arca S.A.B. de CV	318,900	1,854,806
Fibra Uno Administracion SA de CV	2,413,483	3,311,838
Fomento Economico Mexicano S.A.B. de CV unit	1,364,391	12,412,927
Gruma S.A.B. de CV Series B	154,745	1,885,288
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	257,527	2,311,410
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	149,195	2,699,004
Grupo Bimbo S.A.B. de CV Series A	1,184,870	2,342,817
Grupo Carso SA de CV Series A1	307,700	1,206,197
Grupo Financiero Banorte S.A.B. de CV Series O	1,842,781	10,230,471
Grupo Financiero Inbursa S.A.B. de CV Series O	1,674,900	2,426,217
Grupo Mexico SA de CV Series B	2,440,954	5,845,091
Grupo Televisa SA de CV	1,683,993	4,210,368
Industrias Penoles SA de CV	100,180	1,367,621
Infraestructura Energetica Nova S.A.B. de CV	387,700	1,522,436
Kimberly-Clark de Mexico SA de CV Series A	1,096,727	1,830,722
Megacable Holdings S.A.B. de CV unit	220,500	991,441
Mexichem S.A.B. de CV	758,320	2,025,650
Promotora y Operadora de Infraestructura S.A.B. de CV	140,980	1,438,535
Wal-Mart de Mexico SA de CV Series V	3,709,956	9,739,429

TOTAL MEXICO		103,211,337

Netherlands - 0.1%
X5 Retail Group NV unit	86,550	2,271,325
Pakistan - 0.0%
Habib Bank Ltd.	412,600	444,485
MCB Bank Ltd.	286,100	430,247
Oil & Gas Development Co. Ltd.	499,700	543,957

TOTAL PAKISTAN		1,418,689

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR (b)	126,913	1,986,188
Philippines - 1.1%
Aboitiz Equity Ventures, Inc.	1,411,920	1,739,852
Aboitiz Power Corp.	1,035,555	762,664
Alliance Global Group, Inc.	3,021,700	793,964
Ayala Corp.	173,436	3,083,528
Ayala Land, Inc.	5,073,643	4,320,479
Bank of the Philippine Islands (BPI)	597,028	1,041,994
BDO Unibank, Inc.	1,371,861	3,551,999
DMCI Holdings, Inc.	2,932,700	707,583
Globe Telecom, Inc.	24,135	935,035
GT Capital Holdings, Inc.	60,747	1,243,135
International Container Terminal Services, Inc.	361,620	750,427
JG Summit Holdings, Inc.	2,042,560	2,532,633
Jollibee Food Corp.	313,843	1,902,079
Manila Electric Co.	162,680	1,141,318
Megaworld Corp.	8,266,100	818,049
Metro Pacific Investments Corp.	10,383,200	967,824
Metropolitan Bank & Trust Co.	1,158,127	1,865,797
Philippine Long Distance Telephone Co.	63,280	1,571,955
Robinsons Land Corp.	1,547,897	654,605
Security Bank Corp.	173,340	595,087
SM Investments Corp.	166,705	3,165,285
SM Prime Holdings, Inc.	6,998,700	5,114,125
Universal Robina Corp.	632,558	1,796,736

TOTAL PHILIPPINES		41,056,153

Poland - 1.2%
Alior Bank SA (a)	65,880	1,017,650
Bank Handlowy w Warszawie SA	23,941	444,424
Bank Millennium SA (a)	411,812	975,763
Bank Polska Kasa Opieki SA	119,829	3,560,361
Bank Zachodni WBK SA	24,862	2,496,619
BRE Bank SA	9,958	1,201,145
CD Projekt RED SA (a)	47,743	2,436,914
Cyfrowy Polsat SA (a)	161,941	1,031,056
Dino Polska SA (a)(c)	35,090	945,499
Grupa Lotos SA	66,285	1,656,057
Jastrzebska Spolka Weglowa SA (a)	38,550	707,330
KGHM Polska Miedz SA (Bearer) (a)	101,104	2,557,477
LPP SA	931	2,093,399
NG2 SA	19,616	942,226
Polish Oil & Gas Co. SA	1,242,428	2,546,670
Polska Grupa Energetyczna SA (a)	604,055	1,924,590
Polski Koncern Naftowy Orlen SA	212,927	5,989,001
Powszechna Kasa Oszczednosci Bank SA	621,114	6,592,578
Powszechny Zaklad Ubezpieczen SA	427,976	5,134,700
Telekomunikacja Polska SA (a)	479,769	721,767

TOTAL POLAND		44,975,226

Qatar - 1.0%
Barwa Real Estate Co. (a)	138,779	1,552,279
Ezdan Holding Group (a)	566,528	2,431,711
Industries Qatar QSC (a)	128,905	5,083,418
Masraf al Rayan (a)	263,466	2,952,000
Qatar Electricity & Water Co. (a)	35,538	1,834,578
Qatar Insurance Co. SAQ	99,135	1,061,480
Qatar Islamic Bank (a)	81,146	3,520,917
Qatar National Bank SAQ	320,967	17,451,600
Qatar Telecom (Qtel) Q.S.C. (a)	51,239	1,068,007
The Commercial Bank of Qatar (a)	143,882	1,677,319

TOTAL QATAR		38,633,309

Russia - 3.6%
Alrosa Co. Ltd.	1,828,941	2,757,541
Gazprom OAO	5,653,726	14,081,990
Gazprom OAO sponsored ADR (Reg. S)	960,885	4,692,962
Inter Rao Ues JSC	21,801,158	1,275,653
Lukoil PJSC	294,592	23,747,218
Lukoil PJSC sponsored ADR	51,180	4,104,636
Magnit OJSC GDR (Reg. S)	248,614	3,957,935
Magnitogorsk Iron & Steel Works PJSC	1,545,700	1,023,846
MMC Norilsk Nickel PJSC	33,729	7,015,137
MMC Norilsk Nickel PJSC sponsored ADR (b)	110,628	2,301,062
Mobile TeleSystems OJSC sponsored ADR	348,882	3,000,385
Moscow Exchange MICEX-RTS OAO	895,257	1,271,191
NOVATEK OAO GDR (Reg. S)	64,530	11,841,255
Novolipetsk Steel OJSC	858,896	1,997,390
PhosAgro OJSC GDR (Reg. S)	84,216	1,147,022
Polyus PJSC	18,725	1,573,736
Rosneft Oil Co. OJSC	623,771	3,924,213
Rosneft Oil Co. OJSC GDR (Reg. S)	211,063	1,319,144
Sberbank of Russia	7,641,765	25,544,105
Severstal PAO	108,539	1,657,889
Severstal PAO GDR (Reg. S)	40,357	615,848
Surgutneftegas OJSC	4,265,462	1,784,943
Tatneft PAO	866,256	10,692,703
Tatneft PAO sponsored ADR	36,690	2,692,312
VTB Bank OJSC (a)	2,254,499,962	1,302,623

TOTAL RUSSIA		135,322,739

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	147,100	1,250,796
South Africa - 6.2%
Anglo American Platinum Ltd.	38,396	1,846,887
AngloGold Ashanti Ltd.	291,237	4,105,588
Aspen Pharmacare Holdings Ltd.	273,269	2,993,160
Barclays Africa Group Ltd.	510,571	7,113,253
Bidcorp Ltd.	234,834	5,016,874
Bidvest Group Ltd.	236,946	3,619,283
Capitec Bank Holdings Ltd.	28,710	2,524,229
Clicks Group Ltd.	181,119	2,688,707
Discovery Ltd.	250,526	3,007,351
Exxaro Resources Ltd.	180,066	2,089,723
FirstRand Ltd.	2,393,264	12,520,485
Fortress (REIT) Ltd.:
Class A	768,352	1,120,921
Class B	524,936	613,835
Foschini Ltd.	162,411	2,073,645
Gold Fields Ltd.	582,734	2,364,742
Growthpoint Properties Ltd.	2,071,251	4,055,443
Hyprop Investments Ltd.	162,791	1,104,604
Investec Ltd.	197,336	1,295,265
Kumba Iron Ore Ltd.	46,517	1,187,637
Liberty Holdings Ltd.	94,320	759,609
Life Healthcare Group Holdings Ltd.	953,399	1,949,387
MMI Holdings Ltd. (a)	683,854	867,723
Mondi Ltd.	85,695	2,119,867
Mr Price Group Ltd.	177,499	2,984,245
MTN Group Ltd.	1,201,060	7,880,747
Naspers Ltd. Class N	310,487	71,162,415
Nedbank Group Ltd.	283,700	6,112,370
Netcare Ltd.	848,539	1,583,364
Old Mutual Ltd.	3,514,027	6,196,822
Pick 'n Pay Stores Ltd.	241,000	1,261,894
PSG Group Ltd.	109,705	2,072,226
Rand Merchant Insurance Holdings Ltd.	452,637	1,257,197
Redefine Properties Ltd.	3,942,082	3,135,536
Remgro Ltd.	374,442	5,957,760
Resilient Property Income Fund Ltd.	201,800	983,002
RMB Holdings Ltd.	497,018	3,129,279
Sanlam Ltd.	1,269,083	8,047,692
Sappi Ltd.	377,943	2,223,135
Sasol Ltd.	397,885	12,037,703
Shoprite Holdings Ltd.	312,095	3,850,672
Spar Group Ltd.	137,782	2,071,340
Standard Bank Group Ltd.	919,547	13,518,927
Telkom SA Ltd.	201,148	1,017,891
Tiger Brands Ltd.	114,742	2,389,609
Truworths International Ltd.	317,264	1,915,962
Vodacom Group Ltd.	428,085	3,891,696
Woolworths Holdings Ltd.	681,376	2,580,380

TOTAL SOUTH AFRICA		234,300,082

Taiwan - 10.5%
Acer, Inc.	2,095,000	1,366,367
Advantech Co. Ltd.	250,993	1,893,342
ASE Technology Holding Co. Ltd.	2,430,592	4,889,922
Asia Cement Corp.	1,569,000	1,887,153
ASUSTeK Computer, Inc.	493,502	3,848,300
AU Optronics Corp.	5,989,000	2,348,484
Catcher Technology Co. Ltd.	457,095	3,519,941
Cathay Financial Holding Co. Ltd.	5,804,033	8,349,497
Chang Hwa Commercial Bank	3,836,632	2,249,492
Cheng Shin Rubber Industry Co. Ltd.	1,394,000	1,975,862
Chicony Electronics Co. Ltd.	335,008	739,510
China Airlines Ltd.	1,965,000	681,857
China Development Finance Holding Corp.	9,277,000	3,048,314
China Life Insurance Co. Ltd.	1,863,053	1,697,991
China Steel Corp.	8,950,289	7,465,386
Chinatrust Financial Holding Co. Ltd.	12,463,778	8,490,020
Chunghwa Telecom Co. Ltd.	2,691,129	9,443,676
Compal Electronics, Inc.	3,030,000	1,817,652
Delta Electronics, Inc.	1,472,717	7,361,347
E.SUN Financial Holdings Co. Ltd.	6,906,186	4,842,219
ECLAT Textile Co. Ltd.	127,129	1,461,582
EVA Airways Corp.	1,750,067	855,942
Evergreen Marine Corp. (Taiwan)	1,657,472	653,226
Far Eastern Textile Ltd.	2,289,000	2,247,521
Far EasTone Telecommunications Co. Ltd.	1,122,348	2,635,085
Feng Tay Enterprise Co. Ltd.	237,720	1,515,526
First Financial Holding Co. Ltd.	6,988,181	4,661,577
Formosa Chemicals & Fibre Corp.	2,501,149	8,707,332
Formosa Petrochemical Corp.	878,347	3,120,016
Formosa Plastics Corp.	3,166,085	10,598,965
Formosa Taffeta Co. Ltd.	614,000	708,847
Foxconn Technology Co. Ltd.	668,710	1,305,433
Fubon Financial Holding Co. Ltd.	4,730,846	6,938,910
Giant Manufacturing Co. Ltd.	206,000	1,033,887
GlobalWafers Co. Ltd.	156,000	1,543,164
Highwealth Construction Corp.	585,000	922,429
HIWIN Technologies Corp.	163,917	1,328,563
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,334,465	21,643,985
Hotai Motor Co. Ltd.	174,000	1,685,328
Hua Nan Financial Holdings Co. Ltd.	5,307,871	3,207,632
Innolux Corp.	6,457,000	2,227,477
Inventec Corp.	1,804,000	1,408,998
Largan Precision Co. Ltd.	71,451	9,087,988
Lite-On Technology Corp.	1,517,044	2,266,094
MediaTek, Inc.	1,063,615	8,621,355
Mega Financial Holding Co. Ltd.	7,714,289	6,736,714
Micro-Star International Co. Ltd.	448,000	1,106,470
Nan Ya Plastics Corp.	3,662,358	9,154,174
Nanya Technology Corp.	770,000	1,564,327
Nien Made Enterprise Co. Ltd.	115,000	991,377
Novatek Microelectronics Corp.	411,000	2,159,939
Pegatron Corp.	1,407,000	2,404,243
Phison Electronics Corp.	87,000	722,063
Pou Chen Corp.	1,611,391	1,954,948
Powertech Technology, Inc.	529,981	1,244,609
President Chain Store Corp.	404,000	4,292,509
Quanta Computer, Inc.	1,823,000	3,360,472
Realtek Semiconductor Corp.	326,000	1,787,139
Ruentex Development Co. Ltd.	413,600	633,383
Ruentex Industries Ltd.	276,000	745,312
Shin Kong Financial Holding Co. Ltd.	7,462,361	2,144,261
Sinopac Holdings Co.	7,666,302	2,616,742
Standard Foods Corp.	293,016	479,878
Synnex Technology International Corp.	1,023,700	1,279,641
TaiMed Biologics, Inc. (a)	126,000	710,791
Taishin Financial Holdings Co. Ltd.	6,949,349	3,100,630
Taiwan Business Bank	2,755,329	1,000,885
Taiwan Cement Corp.	3,215,850	3,987,089
Taiwan Cooperative Financial Holding Co. Ltd.	6,229,129	3,779,333
Taiwan High Speed Rail Corp.	1,319,000	1,350,912
Taiwan Mobile Co. Ltd.	1,134,000	4,053,729
Taiwan Semiconductor Manufacturing Co. Ltd.	17,434,740	129,374,603
Tatung Co. Ltd. (a)	1,336,000	1,193,108
Unified-President Enterprises Corp.	3,420,332	8,107,907
United Microelectronics Corp.	8,393,000	3,206,532
Vanguard International Semiconductor Corp.	646,000	1,434,194
Walsin Technology Corp.	226,000	1,308,087
Win Semiconductors Corp.	256,000	1,306,107
Winbond Electronics Corp.	1,893,000	939,239
Wistron Corp.	2,037,251	1,428,290
WPG Holding Co. Ltd.	1,080,880	1,386,187
Yageo Corp.	181,321	1,983,310
Yuanta Financial Holding Co. Ltd.	6,977,284	3,905,172

TOTAL TAIWAN		397,237,500

Thailand - 2.4%
Advanced Info Service PCL (For. Reg.)	737,200	4,212,234
Airports of Thailand PCL (For. Reg.)	2,955,000	6,526,729
Bangkok Bank PCL (For. Reg.)	184,300	1,303,787
Bangkok Dusit Medical Services PCL (For. Reg.)	2,672,800	2,019,145
Bangkok Expressway and Metro PCL	5,382,200	1,791,770
Banpu PCL (For. Reg.)	1,466,700	779,360
Berli Jucker PCL (For. Reg)	808,800	1,262,132
BTS Group Holdings PCL	4,258,900	1,363,284
BTS Group Holdings PCL warrants 11/29/19 (a)	469,766	9,474
Bumrungrad Hospital PCL (For. Reg.)	248,700	1,480,736
C.P. ALL PCL (For. Reg.)	3,627,300	9,027,611
Central Pattana PCL (For. Reg.)	952,700	2,432,069
Charoen Pokphand Foods PCL (For. Reg.)	2,312,700	2,017,320
Delta Electronics PCL (For. Reg.)	403,900	898,561
Electricity Generating PCL (For. Reg.)	80,700	676,805
Energy Absolute PCL	932,400	1,417,702
Glow Energy PCL (For. Reg.)	411,300	1,214,546
Gulf Energy Development PCL	342,000	952,433
Home Product Center PCL (For. Reg.)	3,027,200	1,511,662
Indorama Ventures PCL (For. Reg.)	1,341,700	2,061,511
IRPC PCL (For. Reg.)	7,410,300	1,363,932
Kasikornbank PCL (For. Reg.)	1,297,300	8,388,432
Krung Thai Bank PCL (For. Reg.)	2,483,700	1,574,176
Land & House PCL (For. Reg.)	2,114,000	724,065
Minor International PCL (For. Reg.)	1,580,000	1,959,827
Muangthai Leasing PCL	450,069	684,324
PTT Exploration and Production PCL (For. Reg.)	958,800	3,775,045
PTT Global Chemical PCL (For. Reg.)	1,540,100	3,352,330
PTT PCL (For. Reg.)	7,332,200	11,383,217
Robinsons Department Store PCL (For. Reg.)	347,600	756,620
Siam Cement PCL (For. Reg.)	268,000	4,014,853
Siam Commercial Bank PCL (For. Reg.)	1,315,800	5,601,837
Thai Oil PCL (For. Reg.)	674,200	1,553,854
Thai Union Frozen Products PCL (For. Reg.)	1,493,800	894,176
TMB PCL (For. Reg.)	7,813,600	550,254
True Corp. PCL (For. Reg.)	6,812,237	1,112,113

TOTAL THAILAND		90,647,926

Turkey - 0.7%
Akbank TAS	1,608,319	2,203,923
Anadolu Efes Biracilik Ve Malt Sanayii A/S	161,598	689,348
Arcelik A/S	158,182	567,008
Aselsan A/S	241,653	1,202,033
Bim Birlesik Magazalar A/S JSC	156,256	2,729,448
Eregli Demir ve Celik Fabrikalari T.A.S.	1,026,332	1,686,501
Ford Otomotiv Sanayi A/S	54,722	634,954
Haci Omer Sabanci Holding A/S	500,990	908,573
Koc Holding A/S	557,969	1,868,302
Petkim Petrokimya Holding A/S	648,440	724,163
TAV Havalimanlari Holding A/S	142,088	766,728
Tupras Turkiye Petrol Rafinerileri A/S	92,842	2,497,757
Turk Hava Yollari AO (a)	327,626	977,808
Turk Sise ve Cam Fabrikalari A/S	531,879	698,994
Turkcell Iletisim Hizmet A/S	810,487	2,276,169
Turkiye Garanti Bankasi A/S	1,690,609	2,964,574
Turkiye Halk Bankasi A/S	481,388	708,109
Turkiye Is Bankasi A/S Series C	925,538	1,017,498

TOTAL TURKEY		25,121,890

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC (a)	1,452,086	3,696,284
Aldar Properties PJSC	2,307,526	998,861
Damac Properties Dubai Co. PJSC	1,413,618	504,156
DP World Ltd.	119,709	2,130,820
Dubai Islamic Bank Pakistan Ltd. (a)	1,182,117	1,641,315
Emaar Development PJSC (a)	583,290	635,193
Emaar Malls Group PJSC (a)	1,433,480	612,707
Emaar Properties PJSC	2,530,267	2,968,964
Emirates Telecommunications Corp.	1,221,006	5,657,684
National Bank of Abu Dhabi PJSC	1,936,894	7,772,571

TOTAL UNITED ARAB EMIRATES		26,618,555

United Kingdom - 0.0%
Mediclinic International PLC	1	4
United States of America - 0.3%
Southern Copper Corp.	62,532	2,102,326
Yum China Holdings, Inc.	257,483	9,385,255

TOTAL UNITED STATES OF AMERICA		11,487,581

TOTAL COMMON STOCKS
(Cost $2,996,974,671)		3,558,023,905

Nonconvertible Preferred Stocks - 4.1%
Brazil - 3.1%
Ambev SA sponsored ADR	21	101
Banco Bradesco SA:
(PN)	2,449,050	30,391,534
(PN) sponsored ADR	282	3,502
Braskem SA (PN-A)	124,700	1,786,801
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	169,700	1,893,724
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	113,700	3,032,665
Companhia Energetica de Minas Gerais (CEMIG) (PN)	620,129	2,354,899
Gerdau SA	710,600	3,049,158
Itau Unibanco Holding SA	3,435,771	36,531,915
Itau Unibanco Holding SA sponsored ADR	1	11
Itausa-Investimentos Itau SA (PN)	3,148,612	11,654,492
Lojas Americanas SA (PN)	530,632	3,065,479
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,681,200	18,804,863
Telefonica Brasil SA	316,425	4,224,263

TOTAL BRAZIL		116,793,407

Chile - 0.1%
Embotelladora Andina SA Class B	204,659	792,047
Sociedad Quimica y Minera de Chile SA (PN-B)	83,461	3,557,083

TOTAL CHILE		4,349,130

Colombia - 0.2%
Bancolombia SA (PN)	327,427	3,623,315
Grupo Aval Acciones y Valores SA	2,874,647	990,619
Grupo de Inversiones Suramerica SA	85,147	907,138

TOTAL COLOMBIA		5,521,072

Korea (South) - 0.6%
AMOREPACIFIC Corp.	4,754	435,900
CJ Corp. (a)(d)	1,440	47,464
Hyundai Motor Co. Series 2	21,549	1,629,110
LG Chemical Ltd.	2,734	497,681
LG Household & Health Care Ltd.	1,480	1,011,120
Samsung Electronics Co. Ltd.	598,886	20,188,439

TOTAL KOREA (SOUTH)		23,809,714

Russia - 0.1%
AK Transneft OAO	343	915,611
Surgutneftegas OJSC	5,463,922	3,391,025

TOTAL RUSSIA		4,306,636

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $99,035,257)		154,779,959

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 2.43% (e)	50,727,747	50,737,893
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	31,200,513	31,203,634
TOTAL MONEY MARKET FUNDS
(Cost $81,941,527)		81,941,527
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $3,177,951,455)		3,794,745,391
NET OTHER ASSETS (LIABILITIES) - (0.5)%(g)		(18,199,192)
NET ASSETS - 100%		$3,776,546,199

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,199	March 2019	$63,822,770	$4,844,447	$4,844,447

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,921,848 or 1.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $3,229,200 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$345,797
Fidelity Securities Lending Cash Central Fund	138,144
Total	$483,941

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$515,821,460	$245,708,297	$270,113,163	$--
Consumer Discretionary	412,500,471	354,078,555	58,318,794	103,122
Consumer Staples	240,017,786	203,970,847	35,985,334	61,605
Energy	299,173,050	215,636,454	83,536,596	--
Financials	925,287,377	529,927,969	395,359,408	0
Health Care	101,092,241	66,248,368	34,843,873	--
Industrials	199,869,280	139,005,705	60,816,111	47,464
Information Technology	537,987,464	247,749,572	290,237,892	--
Materials	271,871,197	180,313,108	91,558,089	--
Real Estate	114,083,751	48,917,460	65,166,291	--
Utilities	95,099,787	58,245,594	36,854,193	--
Money Market Funds	81,941,527	81,941,527	--	--
Total Investments in Securities:	$3,794,745,391	$2,371,743,456	$1,422,789,744	$212,191
Derivative Instruments:
Assets
Futures Contracts	$4,844,447	$4,844,447	$--	$--
Total Assets	$4,844,447	$4,844,447	$--	$--
Total Derivative Instruments:	$4,844,447	$4,844,447	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Index Fund

January 31, 2019

TI1-QTLY-0319
1.9871052.102

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 4.5%
Abacus Property Group unit	51,829	$138,642
Accent Group Ltd.	32,302	30,642
Adelaide Brighton Ltd.	42,842	139,204
Afterpay Touch Group Ltd. (a)	12,426	143,706
AGL Energy Ltd.	53,006	825,314
ALS Ltd.	36,704	193,431
Altium Ltd.	11,073	200,822
Alumina Ltd.	255,284	450,925
Amcor Ltd.	94,321	935,870
AMP Ltd.	249,577	410,004
Ansell Ltd.	17,770	302,516
APA Group unit	102,765	685,745
APN News & Media Ltd.	14,469	17,249
Appen Ltd.	6,617	76,766
ARB Corp. Ltd.	7,576	86,240
Ardent Leisure Group Ltd.	13,116	12,919
Aristocrat Leisure Ltd.	53,083	950,374
ASX Ltd.	12,975	600,883
Atlas Arteria Ltd. unit	51,195	247,471
Aurizon Holdings Ltd.	155,078	495,995
Ausdrill Ltd.	58,319	53,414
Australia & New Zealand Banking Group Ltd.	237,315	4,320,051
Australian Agricultural Co. Ltd. (a)	71,591	55,682
Australian Pharmaceutical Industries Ltd.	31,076	28,462
Automotive Holdings Group Ltd.	2,148	2,428
Babcock & Brown Wind Partners (a)	22,022	7,204
Bank of Queensland Ltd.	71,600	529,308
Bapcor Ltd.	52,489	235,412
Beach Energy Ltd.	110,200	144,188
Bega Cheese Ltd.	25,105	92,522
Bellamy's Australia Ltd. (a)	3,737	23,633
Bendigo & Adelaide Bank Ltd.	46,769	366,481
BHP Billiton Ltd.	240,063	6,129,509
Bingo Industries Ltd.	33,961	51,594
Blackmores Ltd.	655	61,424
BlueScope Steel Ltd.	45,219	409,228
Boral Ltd.	121,988	438,932
Brambles Ltd.	124,188	960,497
Breville Group Ltd.	3,281	26,187
Brickworks Ltd.	3,884	46,499
BT Investment Management Ltd.	21,895	119,366
BWP Trust	57,248	151,473
Caltex Australia Ltd.	25,962	506,519
Carsales.com Ltd.	13,044	119,564
Centuria Industrial REIT	999	2,012
Challenger Ltd.	50,748	267,074
Charter Hall Education Trust	967	2,193
Charter Hall Group unit	55,554	332,346
Charter Hall Long Wale REIT unit	5,867	18,594
Charter Hall Retail REIT	47,426	156,857
Cimic Group Ltd.	8,156	265,660
Coca-Cola Amatil Ltd.	50,126	306,067
Cochlear Ltd.	5,575	783,828
Coles Group Ltd. (a)	99,099	901,159
Commonwealth Bank of Australia	144,692	7,352,897
Computershare Ltd.	36,963	477,452
Corporate Travel Management Ltd.	6,485	110,542
Costa Group Holdings Ltd.	19,396	77,967
Credit Corp. Group Ltd.	3,751	59,931
Cromwell Property Group unit	78,299	60,330
Crown Ltd.	42,649	370,469
CSL Ltd.	37,641	5,352,328
CSR Ltd.	34,399	73,014
DEXUS Property Group unit	96,117	802,078
Domain Holdings Australia Ltd.	4,825	8,453
Dominos Pizza Enterprises Ltd.	3,934	130,113
Downer EDI Ltd.	84,960	441,566
DuluxGroup Ltd.	37,119	184,825
Eclipx Group Ltd.	20,670	33,506
Elders Ltd.	11,287	51,360
Estia Health Ltd.	5,345	9,092
Evolution Mining Ltd.	125,965	367,171
FKP Property Group unit	62,507	73,607
Flexigroup Ltd.	24,844	23,748
Flight Centre Travel Group Ltd.	4,521	141,410
Fortescue Metals Group Ltd.	145,993	599,591
G8 Education Ltd.	35,420	81,617
Galaxy Resources Ltd. (a)	17,639	25,644
GDI Property Group unit	5,098	5,040
Genworth Mortgage Insurance Ltd.	21,812	35,198
Goodman Group unit	138,682	1,175,421
GrainCorp Ltd.	22,622	156,217
Greencross Ltd.	8,738	34,934
Growthpoint Properties Australia Ltd.	1,348	3,743
GUD Holdings Ltd.	13,485	110,177
GWA Group Ltd.	15,587	31,725
Hansen Technologies Ltd.	12,222	30,473
Harvey Norman Holdings Ltd. (b)	35,366	86,634
Healius Ltd.	105,117	222,352
Healthscope Ltd.	150,599	258,350
IDP Education Ltd.	4,639	38,273
Iluka Resources Ltd.	56,446	356,966
Incitec Pivot Ltd.	177,677	427,498
Independence Group NL	28,450	90,580
Inghams Group Ltd.	8,510	28,455
Insurance Australia Group Ltd.	201,118	1,036,506
Invocare Ltd.	6,597	58,503
IOOF Holdings Ltd.	25,283	92,442
IPH Ltd.	12,190	48,469
Iress Ltd.	12,570	107,361
JB Hi-Fi Ltd.	7,750	126,021
Lendlease Group unit	49,499	440,045
Link Administration Holdings Ltd.	69,934	362,962
Lynas Corp. Ltd. (a)	66,714	81,228
Macquarie Group Ltd.	25,241	2,137,138
Magellan Financial Group Ltd.	12,366	256,542
Mayne Pharma Group Ltd. (a)	85,853	50,237
McMillan Shakespeare Ltd.	3,134	34,969
Medibank Private Ltd.	270,022	514,251
Mesoblast Ltd. (a)	65,772	56,176
Metcash Ltd.	74,970	135,149
Mineral Resources Ltd.	16,681	191,824
Mirvac Group unit	374,246	652,895
Monadelphous Group Ltd.	7,750	83,206
Myer Holdings Ltd. (a)	14,173	3,863
MYOB Group Ltd.	32,308	79,613
Nanosonics Ltd. (a)	18,193	44,170
National Australia Bank Ltd.	221,190	3,840,888
National Storage (REIT) unit	78,561	102,505
Navitas Ltd.	20,533	84,030
New Hope Corp. Ltd.	32,624	95,095
Newcrest Mining Ltd.	63,568	1,129,775
NEXTDC Ltd. (a)	20,114	100,153
NIB Holdings Ltd.	34,573	134,200
Nine Entertainment Co. Holdings Ltd.	137,342	145,258
Northern Star Resources Ltd.	57,766	368,253
Nufarm Ltd.	21,923	99,440
oOh!media Ltd.	31,698	82,488
Orica Ltd.	40,187	500,985
Origin Energy Ltd. (a)	137,432	715,279
Orocobre Ltd. (a)	9,603	23,245
Orora Ltd.	148,623	341,388
OZ Minerals Ltd.	25,728	182,528
Pact Group Holdings Ltd.	17,118	47,159
Perpetual Trustees Australia Ltd.	3,769	89,560
Pilbara Minerals Ltd. (a)	169,538	80,104
Platinum Asset Management Ltd.	6,911	22,656
Premier Investments Ltd.	11,629	116,822
QBE Insurance Group Ltd.	119,509	932,127
Qube Holdings Ltd.	167,007	326,559
Quintis Ltd. (a)(c)	790	0
Ramsay Health Care Ltd.	11,485	473,524
realestate.com.au Ltd.	3,709	204,147
Regis Healthcare Ltd.	290	628
Regis Resources Ltd.	43,325	163,763
Reliance Worldwide Corp. Ltd.	44,867	156,872
Resolute Mng Ltd.	38,705	31,792
Rio Tinto Ltd.	29,337	1,856,347
Sandfire Resources NL	7,992	40,608
Santos Ltd.	147,353	693,007
Saracen Mineral Holdings Ltd. (a)	53,513	131,088
Scentre Group unit	440,460	1,271,076
SEEK Ltd.	33,475	413,417
Select Harvests Ltd.	5,638	24,631
Seven Group Holdings Ltd.	6,774	77,750
Shopping Centres Australasia Property Group unit	85,370	154,518
Sigma Healthcare Ltd.	31,213	12,252
Sims Metal Management Ltd.	18,028	135,894
Smartgroup Corp. Ltd.	2,759	20,978
Sonic Healthcare Ltd.	33,500	560,563
South32 Ltd.	439,237	1,127,063
Southern Cross Media Group Ltd.	34,197	26,101
SP AusNet	164,434	197,220
Spark Infrastructure Group unit	126,679	221,920
SpeedCast International Ltd.	9,792	20,713
St Barbara Ltd.	47,840	174,222
Steadfast Group Ltd.	74,037	142,078
Stockland Corp. Ltd. unit	235,736	647,728
Suncorp Group Ltd.	107,124	1,010,732
Super Retail Group Ltd.	6,031	31,959
Sydney Airport unit	72,272	344,626
Syrah Resources Ltd. (a)	14,130	16,074
Tabcorp Holdings Ltd.	190,314	643,278
Tassal Group Ltd.	26,831	85,035
Technology One Ltd.	15,556	78,814
Telstra Corp. Ltd.	332,391	751,423
The GPT Group unit	166,048	700,062
The Star Entertainment Group Ltd.	63,442	204,755
TPG Telecom Ltd.	28,111	142,833
Transpacific Industries Group Ltd.	141,663	185,870
Transurban Group unit	201,782	1,785,039
Treasury Wine Estates Ltd.	73,226	822,372
Vicinity Centres unit	278,850	529,037
Village Roadshow Ltd. (a)	338	749
Virtus Health Ltd.	1,474	4,500
Viva Energy Group Ltd. (d)	103,266	138,118
Viva Energy REIT unit	65,547	107,680
Vocus Group Ltd. (a)	52,460	128,509
Washington H. Soul Pattinson & Co. Ltd.	8,475	162,082
Webjet Ltd.	6,807	59,277
Wesfarmers Ltd.	91,889	2,151,438
West Australian Newspapers Holdings Ltd. (a)	77,891	30,574
Western Areas NL	25,883	44,214
Westgold Resources Ltd. (a)	33,822	25,077
Westpac Banking Corp.	282,055	5,040,894
Whitehaven Coal Ltd.	98,177	353,256
WiseTech Global Ltd.	8,601	127,167
Woodside Petroleum Ltd.	77,548	1,934,606
Woolworths Group Ltd.	101,179	2,160,076
WorleyParsons Ltd.	22,058	222,551

TOTAL AUSTRALIA		90,017,476

Austria - 0.2%
ams AG	9,501	254,901
Andritz AG	8,497	419,371
Austria Technologie & Systemtechnik AG	1,807	37,229
BAWAG Group AG (d)	7,165	303,111
CA Immobilien Anlagen AG	6,878	246,096
DO & CO Restaurants & Catering AG	329	31,444
Erste Group Bank AG	23,227	808,203
EVN AG	1,673	27,039
IMMOFINANZ Immobilien Anlagen AG	4,500	118,981
Lenzing AG	763	74,670
Oesterreichische Post AG	1,485	55,853
OMV AG	14,704	730,431
Osterreichische Elektrizitatswirtschafts AG	6,593	336,718
PORR AG	3,992	91,293
Raiffeisen International Bank-Holding AG	14,796	390,871
S IMMO AG	1,268	24,441
S&T AG	2,046	46,626
Schoeller-Bleckmann Oilfield Equipment AG	436	33,885
Telekom Austria AG	16,425	125,584
UNIQA Insurance Group AG	7,655	69,876
Vienna Insurance Group AG	2,697	65,382
Voestalpine AG	12,734	406,360
Wienerberger AG	7,792	174,807
Zumtobel AG (a)	292	2,639

TOTAL AUSTRIA		4,875,811

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	18,194	438,129
Schroder (REIT) Ltd.	2,240	1,704
Sirius Real Estate Ltd.	166,401	137,062
Standard Life Investment Property Income Trust Ltd.	929	1,109
Stobart Group Ltd.	18,958	38,044

TOTAL BAILIWICK OF GUERNSEY		616,048

Bailiwick of Jersey - 0.5%
Boohoo.Com PLC (a)	71,246	175,632
Centamin PLC	102,570	158,343
Experian PLC	70,631	1,773,374
Ferguson PLC	20,078	1,341,469
Glencore Xstrata PLC	940,202	3,816,041
IWG PLC	78,776	231,339
Petrofac Ltd.	15,286	110,270
Polymetal International PLC	17,493	199,870
Sanne Group PLC	11,441	75,030
WPP PLC	104,701	1,198,148

TOTAL BAILIWICK OF JERSEY		9,079,516

Belgium - 0.7%
Ackermans & Van Haaren SA	1,294	206,911
Aedifica SA	1,968	188,991
Ageas	17,931	832,857
Agfa-Gevaert NV (a)	13,944	54,808
Anheuser-Busch InBev SA NV	63,008	4,814,022
Barco NV	298	36,429
Befimmo SCA Sicafi	2,341	140,406
Bekaert SA	2,466	66,274
Bpost SA	5,749	52,610
Cofinimmo SA	2,510	331,825
Colruyt NV	3,750	269,296
Compagnie D'entreprises CFE SA	465	49,339
D'ieteren SA	2,258	85,547
Econocom Group SA	8,036	29,121
Elia System Operator SA/NV	3,956	289,342
Euronav NV	18,114	141,608
Fagron NV	2,217	40,373
Galapagos Genomics NV (a)	3,434	353,341
Gimv NV	291	16,654
Groupe Bruxelles Lambert SA	6,694	630,272
Ion Beam Applications SA (a)	586	8,310
KBC Ancora	5,203	232,259
KBC Groep NV	21,475	1,457,119
Kinepolis Group NV	846	50,160
Melexis NV	2,513	177,185
Ontex Group NV	8,318	176,991
Orange Belgium	576	11,023
Proximus	16,815	450,559
Sofina SA	1,736	344,153
Solvay SA Class A	6,440	700,856
Telenet Group Holding NV	5,712	264,264
Tessenderlo Group (a)	1,881	66,635
UCB SA	11,417	988,456
Umicore SA	16,139	682,313
Van de Velde	142	4,153
Warehouses de Pauw	1,809	264,206

TOTAL BELGIUM		14,508,668

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	2,316
Alibaba Health Information Technology Ltd. (a)	288,000	265,364
Alibaba Pictures Group Ltd. (a)	940,000	163,370
Beijing Enterprises Water Group Ltd.	524,000	303,420
Borr Drilling Ltd. (a)	19,796	50,699
Brightoil Petroleum Holdings Ltd. (a)(c)	26,000	4,970
Brilliance China Automotive Holdings Ltd.	260,000	246,176
BW LPG Ltd. (a)(d)	25,038	76,741
BW Offshore Ltd. (a)	3,569	16,969
Cafe de Coral Holdings Ltd.	6,000	16,203
Carnival Group International Holdings Ltd. (a)	125,000	1,877
Cheung Kong Infrastructure Holdings Ltd.	59,000	476,359
China Foods Ltd.	188,000	76,188
China Gas Holdings Ltd.	166,800	532,428
China Oil & Gas Group Ltd.	360,000	24,412
China Oriental Group Co. Ltd. (H Shares)	120,000	81,188
China Resource Gas Group Ltd.	66,000	259,717
China Water Affairs Group Ltd.	40,000	42,547
China Youzan Ltd. (a)	216,000	15,217
Chow Sang Sang Holdings International Ltd.	61,000	89,638
CITIC Resources Holdings Ltd.	16,000	1,415
CMBC Capital Holdings Ltd. (a)	600,000	23,905
Cosco Shipping Ports Ltd.	141,789	147,996
Credicorp Ltd. (United States)	5,849	1,420,020
Dairy Farm International Holdings Ltd.	30,489	275,316
Digital China Holdings Ltd. (H Shares) (a)	21,261	10,254
Digital Domain Holdings Ltd. (a)	470,000	5,889
Emperor International Holding Ltd.	54,000	14,514
Esprit Holdings Ltd. (a)	52,400	10,897
Frontline Ltd. (a)	7,218	36,972
GCL New Energy Holdings Ltd. (a)	476,000	19,719
Giordano International Ltd.	56,000	28,189
Global Brands Group Holding Ltd.	142,000	7,170
Golden Ocean Group Ltd.	5,388	27,470
GOME Electrical Appliances Holdings Ltd. (a)	1,293,000	112,546
Gulf Keystone Petroleum Ltd. (a)	20,209	57,386
GZI Transport Ltd.	72,000	55,558
Haier Electronics Group Co. Ltd.	138,000	396,450
HengTen Networks Group Ltd. (a)	2,816,000	91,513
Hiscox Ltd.	26,137	486,109
Hoegh LNG Holdings Ltd.	550	2,520
Hongkong Land Holdings Ltd.	90,904	651,782
Huabao International Holdings Ltd.	41,000	18,759
Huanxi Media Group Ltd. (a)	10,000	2,410
Jardine Matheson Holdings Ltd.	17,368	1,160,530
Jardine Strategic Holdings Ltd.	17,629	674,838
Johnson Electric Holdings Ltd.	31,000	70,633
K Wah International Holdings Ltd.	76,902	42,416
Kerry Logistics Network Ltd.	42,500	66,652
Kerry Properties Ltd.	43,500	180,678
Kunlun Energy Co. Ltd.	274,000	292,722
Lancashire Holdings Ltd.	30,597	226,339
Landing International Development Ltd. (a)	54,000	17,860
Li & Fung Ltd.	680,000	115,574
Luk Fook Holdings International Ltd.	17,000	49,417
Luye Pharma Group Ltd. (d)	78,500	58,655
Man Wah Holdings Ltd.	80,800	38,114
Mandarin Oriental International Ltd.	47,100	90,903
Neo-China Group (Holdings) Ltd.	8,000	1,353
Nine Dragons Paper (Holdings) Ltd.	210,000	214,617
NWS Holdings Ltd.	119,367	272,984
Pacific Basin Shipping Ltd.	565,000	112,191
Panda Green Energy Group Ltd. (a)	56,000	2,878
PAX Global Technology Ltd.	14,000	6,140
Petra Diamonds Ltd. (a)	43,437	18,767
Pou Sheng International (Holdings) Ltd.	181,000	35,089
Road King Infrastructure Ltd.	20,000	36,376
Shangri-La Asia Ltd.	156,000	203,708
Shenzhen International Holdings Ltd.	65,871	127,960
Sihuan Pharmaceutical Holdings Group Ltd.	675,000	142,526
Silverlake Axis Ltd. Class A	81,300	29,290
Sinopec Kantons Holdings Ltd.	50,000	22,948
Skyfame Realty Holdings Ltd.	150,000	24,533
Skyworth Digital Holdings Ltd.	72,098	21,654
SmarTone Telecommunications Holdings Ltd.	2,643	3,138
SMI Corp. Ltd. (a)(c)	7,200	2,147
Stolt-Nielsen SA	172	2,076
Tai Fook Securities Group Ltd.	83,978	29,532
Texwinca Holdings Ltd.	200,000	76,484
Town Health International Holdings Co. Ltd. (a)(c)	114,000	10,024
Vtech Holdings Ltd.	16,500	157,610
Yue Yuen Industrial (Holdings) Ltd.	127,500	434,879

TOTAL BERMUDA		11,724,793

Brazil - 1.3%
AES Tiete Energia SA unit	1,912	6,107
Aliansce Shopping Centers SA	600	3,343
Alupar Investimento SA unit	39,500	233,391
Ambev SA	391,863	1,881,312
Arezzo Industria e Comercio SA	1,400	21,112
Atacadao Distribuicao Comercio e Industria Ltda	43,700	239,516
B2W Companhia Global do Varejo (a)	15,504	212,547
Banco ABC Brasil SA rights 2/4/19 (a)	119	219
Banco Bradesco SA	114,781	1,267,022
Banco do Brasil SA	71,100	1,010,980
Banco Santander SA (Brasil) unit	36,600	482,387
BB Seguridade Participacoes SA	57,800	492,232
BK Brasil Operacao e Assessoria a Restaurantes SA	13,300	80,226
BM&F BOVESPA SA	174,878	1,508,941
BR Malls Participacoes SA	104,005	414,914
Brasil Foods SA (a)	45,500	293,669
CCR SA	101,184	412,815
Centrais Eletricas Brasileiras SA (Electrobras) (a)	15,500	158,944
Cia. Hering SA	20,400	174,512
Cielo SA	102,260	334,773
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	23,800	283,013
Companhia de Saneamento de Minas Gerais	4,900	80,086
Companhia Siderurgica Nacional SA (CSN)	50,787	142,034
Cosan SA Industria e Comercio	14,300	174,045
CVC Brasil Operadora e Agencia de Viagens SA	12,400	217,592
Cyrela Brazil Realty SA	46,000	214,537
Dommo Energia SA (a)	102,300	23,281
Drogasil SA	19,700	334,887
Duratex SA	26,100	87,592
Ecorodovias Infraestrutura e Logistica SA	3,000	9,369
EDP Energias do Brasil SA	26,100	120,152
Embraer SA	54,788	290,524
ENGIE Brasil Energia SA	16,281	186,817
Equatorial Energia SA	19,200	464,049
Estacio Participacoes SA	22,500	191,860
Fleury SA	9,500	58,034
Grendene SA	31,100	77,938
Hypermarcas SA	44,700	390,353
Iguatemi Empresa de Shopping Centers SA	10,400	127,034
Iochpe-Maxion SA	3,830	23,470
IRB Brasil Resseguros SA	8,800	205,716
JBS SA	93,300	386,021
Klabin SA unit	61,400	312,960
Kroton Educacional SA	127,254	398,803
Light SA	3,100	16,948
Linx SA	10,800	88,598
Localiza Rent A Car SA	51,770	472,675
LOG Commercial Properties e Participacoes SA (a)	591	3,119
LOG Commercial Properties e Participacoes SA rights 2/8/19 (a)	116	0
Lojas Renner SA	59,177	738,252
M. Dias Branco SA	5,857	76,456
Magazine Luiza SA	5,400	265,129
Marcopolo SA (a)	240	268
Marfrig Global Foods SA (a)	4,500	7,502
Minerva SA (a)	600	1,004
MRV Engenharia e Participacoes SA	24,500	100,762
Multiplan Empreendimentos Imobiliarios SA	48,396	345,401
Multiplus SA	700	4,990
Natura Cosmeticos SA	16,700	217,175
Odontoprev SA	13,800	61,864
Petrobras Distribuidora SA	28,500	208,249
Petroleo Brasileiro SA - Petrobras (ON)	262,800	2,129,233
Porto Seguro SA	7,400	113,784
Qualicorp SA	26,300	114,295
Rumo SA (a)	93,300	502,672
Sao Martinho SA	21,300	112,363
SLC Agricola SA	3,500	42,512
Smiles Fidelidade SA	6,600	80,889
Sul America SA unit	19,835	174,573
Suzano Papel e Celulose SA	45,588	574,975
Terna Participacoes SA unit	20,300	143,155
TIM Participacoes SA	71,480	243,023
Totvs SA	9,200	83,898
Ultrapar Participacoes SA	29,000	454,815
Vale SA	263,074	3,281,933
Valid Solucoes SA	660	3,780
Via Varejo SA	18,300	30,105
Weg SA	66,740	344,753

TOTAL BRAZIL		25,068,279

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	504,000	218,594
Canada - 6.7%
Advantage Oil & Gas Ltd. (a)	9,749	15,210
Aecon Group, Inc.	4,244	59,011
AG Growth International, Inc.	2,935	112,446
AGF Management Ltd. Class B (non-vtg.)	1,711	7,071
Agnico Eagle Mines Ltd. (Canada)	20,669	898,994
AGT Food & Ingredients, Inc.	170	2,119
Alacer Gold Corp. (a)	30,195	69,630
Alamos Gold, Inc.	39,597	176,295
Alaris Royalty Corp.	1,959	28,044
Algonquin Power & Utilities Corp.	49,037	541,517
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	34,944	1,898,324
Allied Properties (REIT)	3,901	140,133
AltaGas Ltd.	23,525	240,809
Altius Minerals Corp.	306	2,722
Altus Group Ltd.	5,318	99,807
ARC Resources Ltd.	28,436	205,595
Aritzia LP (a)	3,263	42,291
Artis (REIT)	542	4,212
ATCO Ltd. Class I (non-vtg.)	10,224	323,305
Athabasca Oil Corp. (a)	19,008	14,177
ATS Automation Tooling System, Inc. (a)	9,107	117,273
B2Gold Corp. (a)	72,437	229,337
Badger Daylighting Ltd.	5,918	157,459
Ballard Power Systems, Inc. (a)	17,180	59,753
Bank of Montreal	50,415	3,690,334
Bank of Nova Scotia	98,671	5,617,102
Barrick Gold Corp.	187,741	2,513,310
Bausch Health Cos., Inc. (Canada) (a)	27,169	667,051
Baytex Energy Corp. (a)	54,000	90,825
BCE, Inc.	8,842	384,446
Birchcliff Energy Ltd.	13,061	31,212
BlackBerry Ltd. (a)	58,062	467,519
Boardwalk (REIT)	579	17,684
Bombardier, Inc. Class B (sub. vtg.) (a)	201,165	304,668
Bonterra Energy Corp.	213	952
Boralex, Inc. Class A	3,344	47,566
Brookfield Asset Management, Inc. Class A	69,899	3,007,793
BRP, Inc.	2,924	84,163
CAE, Inc.	23,073	490,276
Cameco Corp.	37,865	458,778
Canaccord Capital, Inc.	4,468	20,301
Canacol Energy Ltd. (a)	1,213	3,988
Canada Goose Holdings, Inc. (a)	4,565	234,825
Canadian Apartment Properties (REIT) unit	5,366	191,125
Canadian Energy Services & Technology Corp.	8,231	20,798
Canadian Imperial Bank of Commerce	34,719	2,943,829
Canadian National Railway Co.	60,400	5,040,420
Canadian Natural Resources Ltd.	103,003	2,764,881
Canadian Pacific Railway Ltd.	11,963	2,451,962
Canadian Tire Ltd. Class A (non-vtg.)	5,961	678,010
Canadian Utilities Ltd. Class A (non-vtg.)	9,658	248,295
Canadian Western Bank, Edmonton	8,335	186,625
Canfor Corp.	6,226	85,860
Canfor Pulp Products, Inc.	673	9,481
Capital Power Corp.	16,157	353,648
Cardinal Energy Ltd.	630	1,045
Cascades, Inc.	4,191	31,801
CCL Industries, Inc. Class B	13,847	583,830
Celestica, Inc. (sub. vtg.) (a)	5,518	54,846
Cenovus Energy, Inc. (Canada)	83,195	649,630
Centerra Gold, Inc. (a)	26,850	136,094
CGI Group, Inc. Class A (sub. vtg.) (a)	21,577	1,426,534
China Gold International Resources Corp. Ltd. (a)	4,402	5,494
Choice Properties REIT	4,588	44,729
CI Financial Corp.	20,962	282,216
Cineplex, Inc.	5,228	113,158
Cogeco Communications, Inc.	956	54,503
Cogeco, Inc. (sub. vtg.)	155	7,951
Colliers International Group, Inc.	5,797	370,202
Cominar (REIT)	7,491	66,475
Computer Modelling Group Ltd.	610	3,162
Constellation Software, Inc.	1,782	1,329,933
Corby Spirit and Wine Ltd.	368	5,358
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	36,160
Cott Corp.	27,937	422,898
Crescent Point Energy Corp.	37,733	112,572
Crombie (REIT)	448	4,671
CT Real Estate Investment Trust	401	3,906
Descartes Systems Group, Inc. (Canada) (a)	17,449	542,347
Detour Gold Corp. (a)	10,912	109,290
Dirtt Environmental Solutions Ltd. (a)	12,972	68,811
Dollarama, Inc.	27,928	751,789
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	15,473
Dream Global REIT	37,064	365,859
Dream Industrial (REIT)	1,039	8,548
Dream Office (REIT)	386	6,907
DREAM Unlimited Corp. (a)	489	2,668
ECN Capital Corp.	29,196	84,880
Eldorado Gold Corp. (a)	11,000	41,189
Element Financial Corp.	39,292	211,718
Emera, Inc.	4,497	157,435
Empire Co. Ltd. Class A (non-vtg.)	15,564	349,907
Enbridge, Inc.	167,926	6,135,795
Encana Corp.	82,504	566,373
Endeavour Silver Corp. (a)	544	1,209
Enerflex Ltd.	7,164	94,651
Enerplus Corp.	46,106	398,969
Enghouse Systems Ltd.	9,874	270,230
Ensign Energy Services, Inc.	10,557	40,494
Entertainment One Ltd.	24,559	126,978
Equitable Group, Inc.	333	16,902
Evertz Technologies Ltd.	415	5,104
Exco Technologies Ltd.	580	4,401
Extendicare, Inc.	24,719	137,333
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,451	1,159,419
Fiera Capital Corp.	751	6,876
Finning International, Inc.	11,285	213,856
First Capital Realty, Inc.	13,184	205,895
First Majestic Silver Corp. (a)	16,859	103,159
First National Financial Corp.	813	17,826
First Quantum Minerals Ltd.	59,369	687,243
FirstService Corp.	4,244	344,798
Fortis, Inc.	32,467	1,157,885
Fortuna Mines, Inc. (a)	8,792	35,397
Franco-Nevada Corp.	16,068	1,246,479
Freehold Royalties Ltd.	4,398	29,823
Genworth MI Canada, Inc.	3,705	126,071
George Weston Ltd.	6,402	465,015
Gibson Energy, Inc.	17,314	262,355
Gildan Activewear, Inc.	17,779	601,722
Goldcorp, Inc.	76,322	853,863
Granite Real Estate Investment Trust	3,081	139,682
Great Canadian Gaming Corp. (a)	6,587	269,205
Great-West Lifeco, Inc.	20,373	437,245
Guyana Goldfields, Inc. (a)	10,438	13,664
H&R (REIT) unit	23,980	404,974
Havilah Mining Corp. (a)	695	148
Home Capital Group, Inc. (a)	7,082	90,657
HudBay Minerals, Inc.	28,641	171,547
Hudson's Bay Co. (b)	14,411	89,277
Husky Energy, Inc.	36,178	429,252
Hydro One Ltd. (d)	28,389	444,864
iA Financial Corp, Inc.	8,308	308,622
IAMGOLD Corp. (a)	45,413	170,046
IGM Financial, Inc.	5,756	147,980
Imperial Oil Ltd.	24,892	706,247
Innergex Renewable Energy, Inc.	6,435	70,425
Intact Financial Corp.	11,994	948,055
Inter Pipeline Ltd.	33,138	532,649
Interfor Corp. (a)	5,374	73,251
InterRent REIT	1,343	13,717
Intertape Polymer Group, Inc.	4,330	64,952
Ivanhoe Mines Ltd. (a)	55,365	119,667
Just Energy Group, Inc.	14,385	52,878
Kelt Exploration Ltd. (a)	23,486	80,613
Keyera Corp.	26,134	555,319
Killam Apartment (REIT)	32,643	416,127
Kinaxis, Inc. (a)	2,261	134,443
Kinder Morgan Canada Ltd. (d)	2,636	29,511
Kinross Gold Corp. (a)	126,952	424,156
Kirkland Lake Gold Ltd.	18,147	583,792
Knight Therapeutics, Inc. (a)	30,762	184,485
Labrador Iron Ore Royalty Corp.	4,024	92,917
Largo Resources Ltd. (a)	26,828	58,599
Laurentian Bank of Canada	15,408	517,958
Linamar Corp.	5,243	203,264
Loblaw Companies Ltd.	14,179	686,639
Lucara Diamond Corp.	4,561	5,797
Lundin Mining Corp.	73,905	337,479
MAG Silver Corp. (a)	6,403	57,502
Magellan Aerospace Corp.	282	3,374
Magna International, Inc. Class A (sub. vtg.)	28,192	1,492,044
Major Drilling Group International, Inc. (a)	567	2,123
Manulife Financial Corp.	165,158	2,653,438
Maple Leaf Foods, Inc.	7,256	161,582
Martinrea International, Inc.	4,456	42,696
Medical Facilities Corp.	378	4,971
MEG Energy Corp. (a)	14,754	60,972
Methanex Corp.	7,478	407,493
Metro, Inc. Class A (sub. vtg.)	18,945	688,765
Morguard (REIT)	354	3,300
Morneau Shephell, Inc.	16,831	338,682
MTY Food Group, Inc.	4,526	242,946
Mullen Group Ltd.	11,037	101,134
National Bank of Canada	25,177	1,184,169
New Gold, Inc. (a)	29,054	32,947
NexGen Energy Ltd. (a)	39,734	68,947
Nfi Group, Inc.	5,689	149,071
Norbord, Inc.	2,053	59,374
North West Co., Inc.	18,286	433,787
Northland Power, Inc.	5,551	100,843
Northview Apartmemt (REIT)	252	5,117
Northwest Healthcare Properties REIT	930	7,559
Novagold Resources, Inc. (a)	25,999	101,309
Nutrien Ltd.	51,032	2,643,745
NuVista Energy Ltd. (a)	14,019	42,144
OceanaGold Corp.	63,475	226,567
Onex Corp. (sub. vtg.)	8,774	496,010
Open Text Corp.	25,819	917,847
Osisko Gold Royalties Ltd.	17,675	172,990
Osisko Mining, Inc. (a)	4,512	9,306
Pan American Silver Corp.	9,987	148,906
Paramount Resources Ltd. Class A (a)	2,068	12,198
Parex Resources, Inc. (a)	11,383	170,665
Parkland Fuel Corp.	11,072	316,752
Pason Systems, Inc.	8,839	139,048
Pembina Pipeline Corp.	42,718	1,522,171
Pengrowth Energy Corp. (a)	11,159	6,539
Peyto Exploration & Development Corp.	19,657	101,131
Power Corp. of Canada (sub. vtg.)	32,707	650,182
Power Financial Corp.	15,609	320,270
PrairieSky Royalty Ltd.	25,372	366,498
Precision Drilling Corp. (a)	18,987	41,761
Premier Gold Mines Ltd. (a)	3,779	5,062
Premium Brands Holdings Corp.	2,771	163,251
Pretium Resources, Inc. (a)	15,621	122,690
ProMetic Life Sciences, Inc. (a)(b)	22,496	5,136
Quebecor, Inc. Class B (sub. vtg.)	10,138	238,646
Recipe Unlimited Corp.	231	4,800
Restaurant Brands International, Inc.	21,042	1,318,938
Richelieu Hardware Ltd.	17,148	306,823
RioCan (REIT)	6,181	117,274
Ritchie Brothers Auctioneers, Inc.	10,902	391,873
Rogers Communications, Inc. Class B (non-vtg.)	28,056	1,517,729
Rogers Sugar, Inc.	24,244	106,833
Royal Bank of Canada	114,896	8,746,069
Russel Metals, Inc.	12,893	227,942
Sandstorm Gold Ltd. (a)	11,208	58,772
Saputo, Inc.	18,320	537,072
Seabridge Gold, Inc. (a)	1,636	22,736
Secure Energy Services, Inc.	12,279	75,882
SEMAFO, Inc. (a)	36,265	81,972
Seven Generations Energy Ltd. (a)	31,542	244,856
Shaw Communications, Inc. Class B	37,115	753,627
ShawCor Ltd. Class A	2,890	44,583
Shopify, Inc. Class A (a)	7,900	1,329,824
Sienna Senior Living, Inc.	9,508	125,041
Sierra Wireless, Inc. (a)	2,657	41,373
Silvercorp Metals, Inc.	5,014	11,715
Sleep Country Canada Holdings, Inc. (d)	1,260	19,869
Smart (REIT)	7,897	200,137
SNC-Lavalin Group, Inc.	16,029	446,121
Spin Master Corp. (a)(d)	1,979	62,671
Sprott, Inc.	1,346	2,612
SSR Mining, Inc. (a)	10,928	149,871
Stantec, Inc.	13,423	319,140
Stella-Jones, Inc.	10,393	335,373
Sun Life Financial, Inc.	48,597	1,753,109
Suncor Energy, Inc.	133,509	4,306,185
Superior Plus Corp.	15,710	129,846
Surge Energy, Inc.	1,678	1,724
Tahoe Resources, Inc. (a)	29,057	110,129
Teck Resources Ltd. Class B (sub. vtg.)	44,657	1,087,579
TELUS Corp.	11,587	405,825
The Stars Group, Inc. (a)	15,929	288,406
The Toronto-Dominion Bank	146,341	8,241,740
Theratechnologies, Inc. (a)	9,316	57,642
Thomson Reuters Corp.	16,177	845,939
Timbercreek Financial Corp.	3,121	21,971
TMAC Resources, Inc. (a)	1,050	5,474
TMX Group Ltd.	3,466	208,812
TORC Oil & Gas Ltd.	5,379	19,323
Torex Gold Resources, Inc. (a)	4,469	48,603
Toromont Industries Ltd.	9,104	404,568
Total Energy Services, Inc.	409	3,019
Tourmaline Oil Corp.	28,488	388,527
TransAlta Corp.	47,751	260,569
TransAlta Renewables, Inc.	35,409	314,220
TransCanada Corp.	73,197	3,112,941
Transcontinental, Inc. Class A	7,667	122,128
TransForce, Inc.	6,134	180,572
Trican Well Service Ltd. (a)	9,711	9,830
Tricon Capital Group, Inc.	5,224	40,911
Turquoise Hill Resources Ltd. (a)	119,799	200,584
Uni-Select, Inc.	1,404	20,644
Uranium Participation Corp. (a)	1,297	4,718
Valener, Inc.	4,187	66,090
Vermilion Energy, Inc.	19,767	484,415
Wajax Corp.	186	2,704
West Fraser Timber Co. Ltd.	5,271	313,985
Western Forest Products, Inc.	16,341	24,997
WestJet Airlines Ltd.	1,117	17,087
Westshore Terminals Investment Corp.	1,607	26,723
Wheaton Precious Metals Corp.	39,170	825,165
Whitecap Resources, Inc.	30,120	101,550
Winpak Ltd.	1,133	40,407
WSP Global, Inc.	10,925	560,738
Yamana Gold, Inc.	69,958	196,997

TOTAL CANADA		132,445,058

Cayman Islands - 4.1%
21Vianet Group, Inc. ADR (a)	4,992	44,828
3SBio, Inc. (d)	156,000	261,330
500.com Ltd. sponsored ADR Class A (a)(b)	1,268	18,868
51job, Inc. sponsored ADR (a)	1,740	121,174
58.com, Inc. ADR (a)	7,176	454,958
AAC Technology Holdings, Inc.	76,500	480,142
Agile Property Holdings Ltd.	154,000	204,653
Airtac International Group	7,134	84,169
Alibaba Group Holding Ltd. sponsored ADR (a)	108,198	18,230,281
Anta Sports Products Ltd.	84,000	434,529
ASM Pacific Technology Ltd.	29,300	315,686
Autohome, Inc. ADR Class A (b)	5,125	370,948
Baidu.com, Inc. sponsored ADR (a)	23,052	3,979,467
Baozun, Inc. sponsored ADR (a)(b)	2,719	97,340
BeiGene Ltd. ADR (a)(b)	2,824	365,652
Biostime International Holdings Ltd. (a)	21,000	127,929
Bitauto Holdings Ltd. ADR (a)	1,372	26,644
BizLink Holding, Inc.	11,062	66,112
Car, Inc. (a)	92,000	76,666
Casetek Holdings	1,187	1,921
Chailease Holding Co. Ltd.	111,160	415,318
Changyou.com Ltd. (A Shares) ADR	517	10,469
Chaowei Power Holdings Ltd.	47,000	18,171
Cheung Kong Property Holdings Ltd.	215,500	1,814,254
China Aoyuan Property Group Ltd.	39,000	29,899
China Conch Venture Holdings Ltd.	137,000	458,180
China Dongxiang Group Co. Ltd.	229,000	34,809
China First Capital Group Ltd. (a)	248,000	129,371
China Goldjoy Group Ltd.	248,000	11,916
China Harmony New Energy Auto	27,000	10,510
China High Speed Transmission Equipment Group Co. Ltd.	22,000	22,738
China Hongqiao Group Ltd.	197,500	126,238
China Huishan Dairy Holdings Co. Ltd. (a)(c)	51,000	1,365
China Investment Fund International Holdings Co. Ltd. (a)	72,000	254,549
China Literature Ltd. (a)(d)	12,200	60,300
China LNG Group Ltd. (a)	60,000	8,583
China Logistics Property Holdings Co. Ltd. (a)(d)	109,000	30,453
China Maple Leaf Educational Systems Ltd.	150,000	64,769
China Medical System Holdings Ltd.	83,000	86,379
China Mengniu Dairy Co. Ltd.	232,000	718,588
China Modern Dairy Holdings Ltd. (a)	65,000	7,867
China Resources Cement Holdings Ltd.	222,000	225,468
China Resources Land Ltd.	248,000	967,638
China Resources Medical Holdin	29,500	20,648
China SCE Property Holdings Ltd.	114,000	47,094
China State Construction International Holdings Ltd.	131,750	125,607
China Wireless Technologies Ltd. (a)(c)	8,000	734
China ZhengTong Auto Services Holdings Ltd.	68,000	36,111
China Zhongwang Holdings Ltd.	456,000	229,298
ChinaSoft International Ltd.	240,000	118,599
Chong Sing Holdings Fintech Group (a)	1,116,000	11,116
CIFI Holdings Group Co. Ltd.	392,000	259,371
Cimc Enric Holdings Ltd.	12,000	10,455
CK Hutchison Holdings Ltd.	219,500	2,216,776
COFCO Meat Holdings Ltd. (a)	92,000	18,044
Cogobuy Group (a)(d)	5,000	1,857
Country Garden Holdings Co. Ltd.	683,000	970,880
Country Garden Services Holdings Co. Ltd. (a)	68,000	105,339
CT Environmental Group Ltd.	26,000	1,280
Ctrip.com International Ltd. ADR (a)	35,736	1,190,009
Dali Foods Group Co. Ltd. (d)	164,500	112,220
Dongyue Group Co. Ltd.	100,000	64,163
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,129
Endeavour Mining Corp. (a)	3,650	62,891
ENN Energy Holdings Ltd.	73,500	703,958
Evergrande Real Estate Group Ltd.	224,190	707,130
Fang Holdings Ltd. ADR (a)	8,426	14,240
Fanhua, Inc. ADR	2,582	66,641
Far East Consortium International Ltd.	95,307	42,559
FIH Mobile Ltd. (a)	298,000	32,401
Fu Shou Yuan International Group Ltd.	67,000	54,940
Fufeng Group Ltd.	43,000	19,128
Fullshare Holdings Ltd.	667,500	151,645
Future Land Development Holding Ltd.	174,000	147,442
GCL-Poly Energy Holdings Ltd. (a)	629,000	49,931
GDS Holdings Ltd. ADR (a)(b)	5,284	150,066
Geely Automobile Holdings Ltd.	462,000	786,046
General Interface Solution Holding Ltd.	27,000	94,908
Genscript Biotech Corp. (a)	58,000	89,940
Ginko International Co. Ltd.	1,000	7,656
Glorious Property Holdings Ltd. (a)	16,000	773
Goodbaby International Holdings Ltd.	56,000	17,347
Gourmet Master Co. Ltd.	5,630	39,583
Greatview Aseptic Pack Co. Ltd.	75,000	47,669
Greentown China Holdings Ltd.	106,500	95,256
Greentown Service Group Co. Ltd.	102,000	93,349
Haitian International Holdings Ltd.	43,000	99,053
HC International, Inc. (a)	4,000	2,343
Hengan International Group Co. Ltd.	58,500	457,643
HKBN Ltd.	65,000	100,488
Huazhu Group Ltd. ADR	10,680	339,090
Hutchison China Meditech Ltd. sponsored ADR (a)	4,746	107,734
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	30,113
IGG, Inc.	97,000	147,546
Imax China Holding, Inc. (d)	1,700	4,348
JD.com, Inc. sponsored ADR (a)	62,759	1,559,561
Jiayuan International Group Ltd.	72,968	35,194
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	1,902	31,687
Kaisa Group Holdings Ltd.	90,000	28,962
Kingboard Chemical Holdings Ltd.	86,500	304,372
Kingboard Laminates Holdings Ltd.	66,500	68,827
Kingdee International Software Group Co. Ltd.	205,000	198,135
Kingsoft Corp. Ltd.	81,000	155,169
KWG Property Holding Ltd.	129,123	127,825
Lee & Man Paper Manufacturing Ltd.	97,000	86,759
Leyou Technologies Holdings Ltd. (a)	95,000	26,488
Li Ning Co. Ltd. (a)	173,000	212,863
Lifestyle International Holdings Ltd.	48,500	73,226
Lifetech Scientific Corp. (a)	140,000	30,337
Lijun International Pharmaceutical Holding Ltd.	108,000	97,324
Logan Property Holdings Co. Ltd.	102,000	138,817
Longfor Properties Co. Ltd.	139,500	434,689
Lonking Holdings Ltd.	89,000	30,078
Macau Legend Development Ltd.	9,000	1,566
Meitu, Inc. (a)(d)	130,500	44,647
Melco Crown Entertainment Ltd. sponsored ADR	24,322	524,869
MGM China Holdings Ltd.	93,200	180,963
Minth Group Ltd.	68,000	237,926
Momo, Inc. ADR (a)	11,373	346,080
NetDragon WebSoft, Inc.	4,500	8,203
NetEase, Inc. ADR	6,528	1,644,599
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	12,854	990,272
Nexteer Auto Group Ltd.	90,000	136,256
Noah Holdings Ltd. sponsored ADR (a)	2,875	135,125
OP Financial Investments Ltd.	112,000	32,871
Pacific Textile Holdings Ltd.	56,000	48,841
Parade Technologies Ltd.	5,000	83,019
Powerlong Real Estate Holding Ltd.	90,000	40,081
Q Technology (Group) Co. Ltd.	11,000	6,219
Regina Miracle International Holdings Ltd. (d)	2,000	1,648
Renhe Commercial Holdings Co. Ltd. (a)	966,000	36,942
Ronshine China Holdings Ltd. (a)	39,000	46,698
Sands China Ltd.	213,200	1,022,790
Sapiens International Corp. NV	128	1,584
Semiconductor Manufacturing International Corp. (a)	403,100	380,920
Shenzhou International Group Holdings Ltd.	74,000	871,376
Shimao Property Holdings Ltd.	95,500	271,951
Shui On Land Ltd.	152,000	37,669
Silergy Corp.	4,000	60,543
SINA Corp. (a)	6,110	375,276
Sino Biopharmaceutical Ltd.	555,000	469,496
SITC International Holdings Co. Ltd.	157,000	144,150
SOHO China Ltd. (a)	96,500	39,146
Sohu.Com Ltd. ADR (a)	1,728	35,770
Sunac China Holdings Ltd.	220,000	876,240
Sunny Optical Technology Group Co. Ltd.	61,400	609,345
TAL Education Group ADR (a)	31,578	979,865
Tarena International, Inc. ADR (b)	541	3,549
Tencent Holdings Ltd.	475,325	21,158,911
Texhong Textile Group Ltd.	1,500	2,011
The United Laboratories International Holdings Ltd.	40,000	22,783
Tianneng Power International Ltd.	52,000	48,536
Tibet Water Resources Ltd. (a)	157,000	57,240
Tingyi (Cayman Islands) Holding Corp.	228,000	317,524
Tongda Group Holdings Ltd.	100,000	13,588
Towngas China Co. Ltd.	83,063	66,197
TPK Holding Co. Ltd.	9,000	15,203
Truly International Holdings Ltd. (a)	70,000	9,250
Tuniu Corp. Class A sponsored ADR (a)(b)	220	1,012
Uni-President China Holdings Ltd.	139,000	123,755
Value Partners Group Ltd.	32,000	23,781
Vinda International Holdings Ltd.	26,000	45,580
Vipshop Holdings Ltd. ADR (a)	39,442	303,309
Want Want China Holdings Ltd.	422,000	341,995
Weibo Corp. sponsored ADR (a)(b)	4,479	271,696
WH Group Ltd. (d)	747,000	640,579
Wharf Real Estate Investment Co. Ltd.	91,000	622,529
Wuxi Biologics (Cayman), Inc. (a)(d)	43,000	371,828
Wynn Macau Ltd.	156,000	382,939
Xingda International Holdings Ltd.	12,674	3,687
Xinyi Glass Holdings Ltd.	184,000	224,118
Xinyi Solar Holdings Ltd.	155,050	65,219
XTEP International Holdings Ltd.	46,500	30,073
Yihai International Holding Ltd.	46,000	141,141
Yuzhou Properties Co.	61,410	30,478
YY, Inc. ADR (a)	4,345	301,673
Zai Lab Ltd. ADR (a)	2,957	79,809
Zhen Ding Technology Holding Ltd.	63,000	165,625
Zhongsheng Group Holdings Ltd. Class H	41,000	73,841

TOTAL CAYMAN ISLANDS		81,899,434

Chile - 0.3%
AES Gener SA	171,111	51,926
Aguas Andinas SA	126,713	74,892
Banco de Chile	1,878,572	298,028
Banco de Credito e Inversiones	3,421	243,826
Banco Santander Chile	5,086,481	410,300
CAP SA	12,581	135,820
Cencosud SA	112,574	227,448
Colbun SA (a)	367,700	83,543
Compania Cervecerias Unidas SA	14,702	199,860
Compania de Petroleos de Chile SA (COPEC)	33,291	456,876
Compania Sud Americana de Vapores SA (a)	953,281	28,346
CorpBanca SA	5,823,430	58,518
E-CL SA	28,960	58,291
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,797	75,117
Empresas CMPC SA	92,281	333,495
Enel Chile SA	2,886,623	304,156
Enersis SA	2,960,221	604,864
Forus SA	3,734	11,245
Inversiones Aguas Metropolitanas SA	45,620	70,955
Inversiones La Construccion SA	1,901	35,365
LATAM Airlines Group SA	26,619	318,186
Parque Arauco SA	28,812	79,081
Ripley Corp. SA	21,855	19,496
S.A.C.I. Falabella	66,394	533,035
Salfacorp SA	18,503	29,761
SMU SA (a)	1,001,293	281,623
Sonda SA	38,859	67,266
Vina Concha y Toro SA	11,812	24,478

TOTAL CHILE		5,115,797

China - 2.4%
Agricultural Bank of China Ltd. (H Shares)	2,244,000	1,062,427
Air China Ltd. (H Shares)	302,000	302,345
Aluminum Corp. of China Ltd. (H Shares) (a)	356,000	131,451
Angang Steel Co. Ltd. (H Shares)	108,000	81,243
Anhui Conch Cement Co. Ltd. (H Shares)	121,500	662,581
AVIC Shenyang Aircraft Co. Ltd. Class A (a)	15,400	67,752
AviChina Industry & Technology Co. Ltd. (H Shares)	132,000	88,064
Baic Motor Corp. Ltd. (d)	115,500	75,372
Bank Communications Co. Ltd. (H Shares)	714,000	606,941
Bank of China Ltd. (H Shares)	6,235,000	2,898,912
BBMG Corp. (H Shares)	192,000	65,866
Beijing Capital International Airport Co. Ltd. (H Shares)	118,000	110,685
Beijing Capital Land Ltd. (H Shares)	74,000	30,874
BYD Co. Ltd. (H Shares)	66,500	393,584
CGN Power Co. Ltd. (H Shares) (d)	1,576,000	412,419
China BlueChemical Ltd. (H Shares)	156,000	50,860
China Cinda Asset Management Co. Ltd. (H Shares)	1,362,000	352,439
China CITIC Bank Corp. Ltd. (H Shares)	782,000	509,469
China Coal Energy Co. Ltd. (H Shares)	183,000	77,303
China Communications Construction Co. Ltd. (H Shares)	394,000	395,352
China Communications Services Corp. Ltd. (H Shares)	216,000	202,785
China Construction Bank Corp. (H Shares)	7,846,000	7,067,690
China Eastern Airlines Corp. Ltd. (H Shares)	120,000	73,907
China Everbright Bank Co. Ltd. (H Shares)	119,000	57,445
China Galaxy Securities Co. Ltd. (H Shares)	234,500	121,696
China Huarong Asset Management Co. Ltd. (d)	951,000	193,642
China International Capital Corp. Ltd. Class H (d)	96,000	192,479
China Life Insurance Co. Ltd. (H Shares)	623,000	1,547,044
China Longyuan Power Grid Corp. Ltd. (H Shares)	294,000	220,090
China Merchants Bank Co. Ltd.	5,000	21,796
China Merchants Bank Co. Ltd. (H Shares)	348,000	1,534,247
China Minsheng Banking Corp. Ltd. (H Shares)	431,000	330,183
China Molybdenum Co. Ltd. (H Shares)	423,000	172,329
China National Building Materials Co. Ltd. (H Shares)	263,350	210,153
China Oilfield Services Ltd. (H Shares)	184,000	182,334
China Pacific Insurance (Group) Co. Ltd. (H Shares)	256,600	903,598
China Petroleum & Chemical Corp. (H Shares)	2,104,000	1,759,354
China Railway Construction Corp. Ltd. (H Shares)	165,000	229,134
China Railway Group Ltd. (H Shares)	366,000	342,757
China Railway Signal & Communications Corp. (d)	259,000	205,535
China Reinsurance Group Corp.	823,000	185,980
China Shenhua Energy Co. Ltd. Class A	236,900	701,070
China Shipbuilding Industry Co. Class A	428,400	274,910
China Shipping Development Co. Ltd. (H Shares)	108,000	61,419
China Southern Airlines Ltd. (H Shares)	108,000	77,393
China Telecom Corp. Ltd. (H Shares)	1,190,000	646,076
China Tower Corp. Ltd. Class H (d)	3,400,000	730,149
China United Network Communications Ltd. Class A	178,200	141,213
China Vanke Co. Ltd. (H Shares)	136,200	552,304
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	555,000	322,398
CITIC Securities Co. Ltd. (H Shares)	283,500	580,378
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	230,000	93,291
CRRC Corp. Ltd. (H Shares)	398,000	401,014
Dongfeng Motor Group Co. Ltd. (H Shares)	252,000	264,181
Fuyao Glass Industries Group Co. Ltd. (d)	36,000	125,554
GD Power Development Co. Ltd. Class A	1,166,600	417,837
GF Securities Co. Ltd. (H Shares)	107,000	153,702
Great Wall Motor Co. Ltd. (H Shares)	264,000	179,728
Guangzhou Automobile Group Co. Ltd. (H Shares)	221,600	240,677
Guangzhou R&F Properties Co. Ltd. (H Shares)	102,400	204,281
Guotai Junan Securities Co. Ltd. Class H (d)	80,400	172,055
Haitong Securities Co. Ltd. (H Shares)	264,800	299,722
Hengli Petrochemical Co. Ltd. Class A	45,900	87,679
Huadian Power International Corp. Ltd. (H Shares)	206,000	95,911
Huaneng Power International, Inc. (H Shares)	488,000	306,729
Huaneng Renewables Corp. Ltd. (H Shares)	630,000	181,673
Huatai Securities Co. Ltd. (H Shares) (d)	111,400	208,561
Industrial & Commercial Bank of China Ltd. (H Shares)	5,635,000	4,377,630
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	13,329
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	81,074
Jiangxi Copper Co. Ltd. (H Shares)	329,000	418,269
Legend Holdings Corp. (d)	21,100	55,196
Maanshan Iron & Steel Co. Ltd. (H Shares)	394,000	189,111
Metallurgical Corp. China Ltd. (H Shares)	435,000	119,298
NARI Technology Co. Ltd. Class A	66,700	190,620
New China Life Insurance Co. Ltd. (H Shares)	59,300	252,481
People's Insurance Co. of China Group (H Shares)	644,000	267,549
PetroChina Co. Ltd. (H Shares)	1,662,000	1,072,680
PICC Property & Casualty Co. Ltd. (H Shares)	603,000	624,444
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	440,000	4,283,646
Postal Savings Bank of China Co. Ltd. (d)	190,000	106,923
SF Holding Co. Ltd. Class A	38,800	173,189
Shandong Linglong Tyre Co. Ltd. Class A	57,300	123,822
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	156,000	130,707
Shanghai Electric Group Co. Ltd. (H Shares)	224,000	78,330
Shanghai Environment Group Co. Ltd.	239	462
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	44,000	134,731
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	15,069
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	53,000	113,098
Shanghai SMI Holding Co. Ltd. Class A	861	682
Sinopec Engineering Group Co. Ltd. (H Shares)	120,500	118,448
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	234,000	111,183
Sinopharm Group Co. Ltd. (H Shares)	97,200	434,394
Sinotrans Ltd. (H Shares)	123,000	56,629
TCL Corp. Class A	921,900	378,347
Tong Ren Tang Technologies Co. Ltd. (H Shares)	41,000	55,161
TravelSky Technology Ltd. (H Shares)	92,000	249,892
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	105,611
Weichai Power Co. Ltd. (H Shares)	141,000	190,299
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	96,800	116,591
Yanzhou Coal Mining Co. Ltd. (H Shares)	376,000	345,689
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. (d)	7,600	30,951
Yonyou Network Technology Co. Ltd. Class A	11,100	39,906
Zhaojin Mining Industry Co. Ltd. (H Shares)	129,000	135,420
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	84,429
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(d)	19,600	67,866
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	48,300	268,676
Zijin Mng Group Co. Ltd. (H Shares)	366,000	137,357
ZTE Corp. (H Shares)	76,000	154,094

TOTAL CHINA		47,553,305

Colombia - 0.1%
Almacenes Exito SA	14,313	64,996
Bancolombia SA	21,565	231,555
Cementos Argos SA	27,656	71,968
Corporacion Financiera Colombiana SA	2,051	12,550
Ecopetrol SA	467,338	439,493
Grupo de Inversiones Suramerica SA	23,187	257,484
Interconexion Electrica SA ESP	59,626	267,309
Inversiones Argos SA	23,892	142,813

TOTAL COLOMBIA		1,488,168

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	15,831	398,864
Komercni Banka A/S	5,759	231,851
MONETA Money Bank A/S (d)	63,118	214,560

TOTAL CZECH REPUBLIC		845,275

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	214	266,909
Series B	645	862,614
ALK-Abello A/S (a)	476	73,271
Alm. Brand A/S	2,452	21,015
Ambu A/S Series B	14,914	394,664
Bang & Olufsen A/S Series B (a)	1,191	17,530
Bavarian Nordic A/S (a)	2,538	58,854
Carlsberg A/S Series B	8,697	993,920
Christian Hansen Holding A/S	8,251	781,786
Coloplast A/S Series B	9,410	858,707
Dampskibsselskabet NORDEN A/S (a)	849	11,819
Danske Bank A/S	59,650	1,102,022
Det Forenede Dampskibs-Selskab (DFDS) A/S	2,456	115,826
DONG Energy A/S (d)	15,548	1,117,995
DSV de Sammensluttede Vognmaend A/S	15,910	1,266,965
FLSmidth & Co. A/S	6,161	288,006
Genmab A/S (a)	5,381	784,409
GN Store Nord A/S	10,476	451,009
H Lundbeck A/S	6,413	280,908
ISS Holdings A/S	15,205	429,523
Jyske Bank A/S (Reg.)	7,797	292,280
Matas A/S	555	6,297
Netcompany Group A/S (d)	3,862	130,265
Nilfisk Holding A/S (a)	3,634	134,553
NKT Holding A/S (a)	895	16,151
NNIT A/S (d)	144	4,151
Novo Nordisk A/S Series B	151,521	7,101,196
Novozymes A/S Series B	16,772	699,690
Pandora A/S	9,772	423,098
Per Aarsleff Holding A/S	597	19,679
Rockwool International A/S Series B	820	219,257
Royal Unibrew A/S	4,982	374,582
Scandinavian Tobacco Group A/S (d)	21,023	271,877
Schouw & Co.	759	61,326
SimCorp A/S	3,827	301,881
Spar Nord Bank A/S	3,353	28,326
Sydbank A/S	6,192	142,971
Topdanmark A/S	3,073	146,338
Tryg A/S	8,618	219,731
Vestas Wind Systems A/S	16,306	1,345,000
William Demant Holding A/S (a)	10,290	324,363
Zealand Pharma A/S (a)	2,658	38,429

TOTAL DENMARK		22,479,193

Egypt - 0.0%
Commercial International Bank SAE	93,859	440,681
Commercial International Bank SAE sponsored GDR	4,042	19,624
Eastern Tobacco Co.	102,240	97,151
EFG-Hermes Holding SAE (a)	48,401	46,758
Elsewedy Electric Co.	122,375	121,268
Global Telecom Holding (a)	150,711	37,593
Talaat Moustafa Group Holding	60,089	38,065

TOTAL EGYPT		801,140

Faroe Islands - 0.0%
Bakkafrost	3,867	200,825
Finland - 0.9%
Amer Group PLC (A Shares)	10,233	454,452
Cargotec Corp. (B Shares)	4,319	144,252
Caverion Corp.	13,709	84,105
Citycon Oyj	28,504	58,204
Cramo Oyj (B Shares)	1,158	22,108
DNA Oyj	2,836	59,663
Elisa Corp. (A Shares)	10,861	454,371
F-Secure Oyj	5,468	16,210
Finnair Oyj	1,883	15,787
Fortum Corp.	38,011	862,316
Huhtamaki Oyj	10,521	345,254
KCI Konecranes Oyj	6,493	224,294
Kemira Oyj	7,197	87,402
Kesko Oyj	5,941	341,499
Kone Oyj (B Shares)	27,423	1,330,553
M-real OYJ (B Shares)	20,192	146,529
Metso Corp.	14,994	439,351
Neste Oyj	10,937	1,003,232
Nokia Corp.	466,186	2,945,206
Nokian Tyres PLC	10,554	350,565
Nordea Bank ABP	249,439	2,265,209
Oriola-KD Oyj	973	2,422
Orion Oyj (B Shares)	11,025	389,050
Outokumpu Oyj (A Shares)	58,432	250,604
Outotec Oyj (a)	8,111	33,143
Ramirent Oyj	2,531	17,324
Sampo Oyj (A Shares)	34,332	1,572,933
Sanoma Corp.	9,374	90,986
Stora Enso Oyj (R Shares)	41,482	558,029
TietoEnator Oyj	4,303	123,229
Tikkurila Oyj	2,101	31,647
UPM-Kymmene Corp.	46,567	1,346,373
Uponor Oyj	2,335	26,499
Valmet Corp.	11,324	254,693
Wartsila Corp.	34,525	562,134
YIT-Yhtyma OY	8,356	53,990

TOTAL FINLAND		16,963,618

France - 5.9%
Accor SA	20,260	881,900
Aeroports de Paris	2,301	440,359
Air France KLM (Reg.) (a)	15,038	189,337
Air Liquide SA	35,107	4,261,974
Akka Technologies SA	1,401	87,716
Akwel	398	7,170
Albioma	2,504	56,060
ALD SA (d)	12,819	186,196
Alstom SA	11,768	473,862
ALTEN	2,453	234,864
Altran Technologies SA	17,821	167,977
Amundi SA (d)	5,764	331,193
Arkema SA	8,487	805,503
Atos Origin SA	8,393	765,840
AXA SA	154,632	3,585,945
Beneteau SA	896	12,717
BIC SA	2,448	245,313
bioMerieux SA	4,404	311,018
BNP Paribas SA	92,255	4,325,702
Boiron SA	904	49,977
Bollore SA	66,811	275,452
Bonduelle SCA	2,541	91,470
Bourbon Corp. (FR) (a)	123	479
Bouygues SA	19,546	691,753
Bureau Veritas SA	25,096	557,263
Capgemini SA	14,069	1,553,654
Carbone Lorraine	628	20,558
Carrefour SA	50,472	998,559
Casino Guichard Perrachon SA (b)	4,086	201,151
Cellectis SA (a)	7,070	124,683
CNP Assurances	10,768	244,529
Coface SA	7,564	69,435
Compagnie de St. Gobain	42,087	1,452,339
Compagnie Generale de Geophysique SA (a)	66,115	124,259
Compagnie Plastic Omnium	5,742	157,801
Covivio	988	100,590
Covivio	5,149	526,294
Credit Agricole SA	95,407	1,089,684
Danone SA	49,879	3,629,785
Dassault Aviation SA	189	281,445
Dassault Systemes SA	11,261	1,412,027
DBV Technologies SA (a)	1,752	23,233
Derichebourg	8,793	40,097
Devoteam SA	336	39,305
Edenred SA	20,924	848,774
EDF SA	48,866	807,099
Eiffage SA	6,229	584,066
Elior SA (d)	11,266	158,609
Elis SA	22,196	358,980
ENGIE	147,533	2,361,595
Eramet SA	906	63,102
Essilor International SA	23,514	2,978,735
Etablissements Maurel & Prom (a)	1,764	6,956
Eurazeo SA	3,521	261,556
Europcar Groupe SA (d)	6,506	57,266
Eutelsat Communications	13,902	294,376
Faurecia SA	5,388	235,337
Fonciere Financiere et Part SA	717	75,338
Gaztransport et Technigaz SA	1,527	128,901
Gecina SA	3,541	519,598
Genfit (a)	2,027	41,808
Groupe Eurotunnel SA	34,201	500,292
Groupe FNAC SA (a)	1,519	106,927
Guerbet	529	34,210
Hermes International SCA	2,516	1,510,174
ICADE	3,036	255,760
ID Logistics Group (a)	578	97,120
Iliad SA	2,119	242,783
Imerys SA	6,126	322,544
Industrielle d'Aviation Latecoere SA (a)	2,438	8,693
Ingenico SA	5,655	308,166
Innate Pharma SA (a)	6,942	53,396
Interparfums SA	1,040	52,020
Ipsen SA	3,701	465,978
Ipsos SA	1,876	43,547
JCDecaux SA	5,391	159,694
Kaufman & Broad SA	2,082	83,979
Kering SA	6,294	3,151,799
Klepierre SA	16,321	559,683
Korian	3,887	138,277
L'Oreal SA	20,528	4,947,765
Lagardere S.C.A. (Reg.)	7,168	187,309
Legrand SA	20,647	1,223,221
LVMH Moet Hennessy - Louis Vuitton SA	22,844	7,328,364
M6 Metropole Television SA	1,456	22,248
Maisons du Monde SA (d)	2,980	76,882
Mercialys SA	20,258	310,710
Michelin CGDE Series B	14,862	1,614,340
Natixis SA	88,334	452,151
Neopost SA	1,872	46,968
Nexans SA	1,598	47,739
Nexity	5,303	247,648
Orange SA	163,780	2,540,294
Orpea	5,101	506,207
Pernod Ricard SA	17,589	2,919,194
Peugeot Citroen SA	50,989	1,283,381
Publicis Groupe SA	17,990	1,098,469
Rallye SA	2,857	32,865
Remy Cointreau SA	1,598	185,651
Renault SA	16,386	1,160,022
Rexel SA	20,412	232,701
Rubis	6,763	402,915
Safran SA	27,431	3,604,139
Sanofi SA	93,737	8,147,424
Sartorius Stedim Biotech	2,007	221,222
Schneider Electric SA	45,008	3,201,044
SCOR SE	14,069	592,020
SEB SA	1,924	295,096
Societe Generale Series A	64,390	2,007,649
Sodexo SA	7,822	814,729
Soitec SA (a)	2,491	191,458
Solocal Group SA (a)	52,028	26,798
Sopra Steria Group	1,025	103,595
SPIE SA	8,323	125,369
SR Teleperformance SA	5,265	905,756
Suez Environnement SA	30,922	395,874
Tarkett SA	4,839	105,125
Technicolor SA (a)	20,446	22,876
Television Francaise 1 SA	9,678	78,428
Thales SA	9,212	1,019,188
The Lisi Group	3,203	101,552
The Vicat Group	1,777	88,884
Total SA	196,804	10,789,021
Trigano SA	572	55,323
Ubisoft Entertainment SA (a)	6,759	599,838
Valeo SA	20,619	645,037
Vallourec SA (a)(b)	33,723	60,601
Veolia Environnement SA	45,249	954,009
VINCI SA	41,193	3,624,593
Virbac SA (a)	278	39,138
Vivendi SA	83,661	2,133,270
Wendel SA	3,809	464,317
Worldline SA (a)(d)	4,007	214,736

TOTAL FRANCE		117,498,759

Germany - 5.1%
Aareal Bank AG	4,189	135,211
adidas AG	15,598	3,708,166
ADLER Real Estate AG	2,189	35,027
ADVA Optical Networking SE (a)	851	7,262
Aixtron AG (a)	11,930	118,854
Allianz SE	34,777	7,378,729
alstria office REIT-AG	8,922	134,187
AURELIUS AG	1,111	47,560
Aurubis AG	4,285	234,097
Axel Springer Verlag AG	3,501	213,987
BASF AG	74,812	5,480,553
Bayer AG	77,974	5,910,106
Bayerische Motoren Werke AG (BMW)	24,740	2,080,196
BayWa AG	32	874
Bechtle AG	2,089	165,821
Beiersdorf AG	8,408	840,157
Bertrandt AG	366	31,377
Bilfinger Berger AG	2,584	82,341
Borussia Dortmund GmbH & Co. KGaA	5,961	61,304
Brenntag AG	17,773	841,510
CANCOM AG	2,996	116,113
Capital Stage AG	315	2,080
Carl Zeiss Meditec AG	2,791	252,851
CeWe Color Holding AG	417	36,704
Comdirect Bank AG	2,144	24,638
Commerzbank AG (a)	88,472	634,020
CompuGroup Medical AG	1,498	74,448
Continental AG	9,387	1,483,489
Covestro AG (d)	16,468	908,158
CTS Eventim AG	9,151	388,385
Daimler AG (Germany)	74,107	4,381,950
Delivery Hero AG (a)(d)	10,814	398,562
Deutsche Bank AG	164,665	1,459,932
Deutsche Beteiligungs AG	642	25,058
Deutsche Borse AG	15,620	2,079,771
Deutsche EuroShop AG	12,867	400,001
Deutsche Lufthansa AG	21,226	535,954
Deutsche Pfandbriefbank AG (d)	13,252	149,331
Deutsche Post AG	83,199	2,457,377
Deutsche Telekom AG	266,608	4,335,279
Deutsche Wohnen AG (Bearer)	29,383	1,466,009
Deutz AG	4,320	30,682
DIC Asset AG	3,887	43,868
Draegerwerk AG & Co. KGaA	391	18,864
Drillisch AG	4,920	204,308
Duerr AG	3,699	151,149
DWS Group GmbH & Co. KGaA (d)	6,228	167,414
E.ON AG	175,270	1,948,368
ElringKlinger AG	2,008	17,651
Evonik Industries AG	17,837	487,131
Evotec OAI AG (a)	9,846	230,579
Fraport AG Frankfurt Airport Services Worldwide	4,934	389,336
Freenet AG	18,378	390,839
Fresenius Medical Care AG & Co. KGaA	18,283	1,344,718
Fresenius SE & Co. KGaA	34,761	1,802,358
GEA Group AG	11,718	322,166
Gerresheimer AG	2,093	141,583
GFT Technologies AG	96	843
Gildemeister AG	444	22,285
Grenkeleasing AG	3,340	306,602
Hamborner (REIT) AG	941	9,877
Hamburger Hafen und Logistik AG	695	15,472
Hannover Reuck SE	5,516	794,884
Hapag-Lloyd AG (d)	4,145	104,376
HeidelbergCement Finance AG	13,934	964,891
Heidelberger Druckmaschinen AG (a)	8,478	17,118
HelloFresh AG (a)	6,038	60,023
Henkel AG & Co. KGaA	11,572	1,060,287
Hochtief AG	1,432	213,898
Hornbach Holding AG & Co. KGaA	1,586	82,416
Hugo Boss AG	8,010	574,299
Hypoport AG (a)	95	19,834
INDUS Holding AG	7,482	370,817
Infineon Technologies AG	99,798	2,219,855
innogy SE (d)	8,562	405,723
Isra Vision AG	710	23,933
Jenoptik AG	5,977	192,924
JOST Werke AG (d)	1,747	61,388
K&S AG	13,469	261,774
KION Group AG	5,946	343,148
Kloeckner & Co. AG	6,272	46,771
Koenig & Bauer AG	443	20,992
Krones AG	1,018	85,002
KWS Saat AG	159	50,139
Lanxess AG	6,848	376,391
LEG Immobilien AG	6,426	753,908
LEONI AG	3,228	119,378
Merck KGaA	11,034	1,156,611
Metro AG	21,837	102,478
Metro Wholesale & Food Specialist AG	15,318	258,874
Morphosys AG (a)	3,259	351,763
MTU Aero Engines Holdings AG	4,881	1,051,434
Muenchener Rueckversicherungs AG	11,939	2,664,312
Nemetschek Se	1,784	228,496
Nordex Se (a)	3,712	42,275
NORMA Group AG	3,332	175,969
Open Business Club AG	589	176,295
OSRAM Licht AG	9,509	403,905
Patrizia Immobilien AG	1,942	43,211
Pfeiffer Vacuum Technology AG	438	61,263
ProSiebenSat.1 Media AG	23,504	419,560
Puma AG	644	358,610
Rational AG	302	189,081
Rheinmetall AG	5,229	542,132
Rhoen-Klinikum AG	1,417	36,947
RIB Software AG	2,429	35,170
Rocket Internet AG (a)(d)	14,797	372,945
RWE AG	43,225	1,070,646
Salzgitter AG	1,973	59,438
SAP SE	80,909	8,366,418
Scout24 AG (d)	9,420	441,852
SGL Carbon AG (a)	4,281	35,133
Siemens AG	61,869	6,782,685
Siemens Healthineers AG (d)	12,017	473,504
Siltronic AG	2,691	266,985
Sixt AG	1,921	174,363
SLM Solutions Group AG (a)	214	2,670
SMA Solar Technology AG	508	12,827
Software AG (Bearer)	4,236	153,698
STRATEC Biomedical Systems AG	452	30,990
Stroer Out-of-Home Media AG	4,978	278,509
Suedzucker AG (Bearer)	7,196	116,794
SURTECO SE	60	1,710
Symrise AG	9,895	822,254
TAG Immobilien AG	6,316	159,334
Takkt AG	3,255	54,916
Telefonica Deutschland Holding AG	52,146	182,640
Thyssenkrupp AG	36,517	646,605
TLG Immobilien AG	8,617	264,329
TUI AG (GB)	36,337	549,992
Uniper SE	19,973	577,700
United Internet AG	11,585	458,670
Volkswagen AG	2,290	398,412
Vonovia SE	39,950	2,003,290
Vossloh AG	228	10,713
Wacker Construction Equipment AG	1,721	38,393
WashTec AG	1,228	87,005
Wirecard AG	10,057	1,665,677
Wustenrot & Wurttembergische AG	3,536	66,619
Zalando SE (a)(d)	11,865	361,925
Zooplus AG (a)	285	34,285

TOTAL GERMANY		101,710,003

Gibraltar - 0.0%
888 Holdings PLC	26,779	58,972
Greece - 0.1%
Aegean Airlines SA	3,180	27,663
Alpha Bank AE (a)	139,658	139,551
Athens Water Supply & Sewage Co. SA	7,606	46,576
EFG Eurobank Ergasias SA (a)	148,271	92,323
Ff Group (a)(c)	881	3,872
Greek Organization of Football Prognostics SA	17,037	166,242
Grivalia Properties REIC	7,311	70,711
Hellenic Exchanges Holding SA	387	1,617
Hellenic Telecommunications Organization SA	23,103	289,558
Holding Co. ADMIE IPTO SA	26,627	47,849
Jumbo SA	8,106	132,492
Motor Oil (HELLAS) Corinth Refineries SA	5,716	142,300
Mytilineos Holdings SA	9,797	92,176
National Bank of Greece SA (a)	32,347	36,191
Piraeus Bank SA	11,866	7,742
Public Power Corp. of Greece (a)	8,918	13,290
Titan Cement Co. SA (Reg.)	2,719	61,185

TOTAL GREECE		1,371,338

Hong Kong - 2.6%
AIA Group Ltd.	1,007,200	9,094,526
Bank of East Asia Ltd.	89,093	300,517
Beijing Enterprises Holdings Ltd.	35,000	198,966
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,528
BOC Hong Kong (Holdings) Ltd.	311,500	1,203,611
BYD Electronic International Co. Ltd.	80,000	99,123
Champion (REIT)	208,000	158,124
China Agri-Industries Holdings Ltd.	225,000	80,108
China Everbright International Ltd.	291,370	294,233
China Everbright Ltd.	204,000	384,964
China Jinmao Holdings Group Ltd.	576,000	292,388
China Merchants Holdings International Co. Ltd.	111,671	221,437
China Mobile Ltd.	508,500	5,348,069
China Overseas Grand Oceans Group Ltd.	106,500	41,207
China Overseas Land and Investment Ltd.	338,000	1,274,980
China Power International Development Ltd.	915,666	236,286
China Resources Beer Holdings Co. Ltd.	124,666	438,170
China Resources Pharmaceutical Group Ltd. (d)	130,000	185,389
China Resources Power Holdings Co. Ltd.	214,000	428,927
China Taiping Insurance Group Ltd.	143,000	394,756
China Travel International Investment HK Ltd.	158,000	45,756
China Unicom Ltd.	564,000	646,050
CITIC 1616 Holdings Ltd.	211,000	76,895
CITIC Pacific Ltd.	437,000	661,996
CLP Holdings Ltd.	133,000	1,549,060
CNOOC Ltd.	1,486,000	2,483,732
CSPC Pharmaceutical Group Ltd.	406,000	700,428
Dah Sing Banking Group Ltd.	141,600	277,052
Dah Sing Financial Holdings Ltd.	19,200	106,421
Far East Horizon Ltd.	146,000	150,924
Fosun International Ltd.	277,500	416,379
Fushan International Energy Group Ltd.	94,000	19,998
Galaxy Entertainment Group Ltd.	206,000	1,434,305
Guangdong Investment Ltd.	256,000	488,878
Guotai Junan International Holdings Ltd.	205,000	36,017
GZI (REIT)	194,000	134,623
Hang Lung Group Ltd.	114,000	335,018
Hang Lung Properties Ltd.	221,000	483,911
Hang Seng Bank Ltd.	63,400	1,458,636
Henderson Land Development Co. Ltd.	101,950	579,557
Hong Kong & China Gas Co. Ltd.	728,493	1,583,049
Hong Kong Exchanges and Clearing Ltd.	96,935	3,033,011
Hopewell Holdings Ltd.	50,000	230,559
Hua Hong Semiconductor Ltd. (d)	50,000	111,615
Hysan Development Co. Ltd.	43,000	223,766
Lai Sun Development Co. Ltd.	7,800	13,021
Lenovo Group Ltd.	700,000	511,036
Link (REIT)	174,000	1,912,633
Melco International Development Ltd.	128,000	300,361
MMG Ltd. (a)	240,000	88,476
MTR Corp. Ltd.	115,547	646,227
New World Development Co. Ltd.	455,289	718,059
PCCW Ltd.	538,000	320,266
Poly Property Group Co. Ltd.	135,000	47,862
Power Assets Holdings Ltd.	107,000	720,809
Prosperity (REIT)	13,000	5,221
Shanghai Industrial Holdings Ltd.	148,000	311,722
Shenzhen Investment Ltd.	135,290	47,193
Shun Tak Holdings Ltd.	22,000	8,756
Sino Land Ltd.	365,707	657,646
Sino-Ocean Group Holding Ltd.	489,500	240,594
Sinotruk Hong Kong Ltd.	39,500	73,161
SJM Holdings Ltd.	118,000	124,624
Sun Art Retail Group Ltd.	161,555	160,573
Sun Hung Kai Properties Ltd.	125,000	2,096,569
Sunlight (REIT)	13,000	9,051
Swire Pacific Ltd. (A Shares)	42,500	503,337
Swire Properties Ltd.	108,800	424,666
Techtronic Industries Co. Ltd.	122,000	712,181
Television Broadcasts Ltd.	119,200	222,845
Universal Medical Financial & Technical Advisory Services Co. Ltd. (d)	381,000	307,665
Wharf Holdings Ltd.	128,000	386,880
Wheelock and Co. Ltd.	84,000	538,493
Winteam Pharmaceutical Group Ltd.	292,000	190,596
Yuexiu Property Co. Ltd.	2,188,000	425,322

TOTAL HONG KONG		50,672,790

Hungary - 0.1%
Magyar Telekom PLC	19,742	33,330
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	24,629	294,632
OTP Bank PLC	19,835	817,050
Richter Gedeon PLC	16,373	348,788

TOTAL HUNGARY		1,493,800

India - 2.3%
Aarti Industries Ltd.	7,880	180,526
Adani Enterprises Ltd. (a)	7,611	14,710
Adani Ports & Special Economic Zone Ltd. (a)	48,185	229,958
Adani Power Ltd. (a)	61,306	39,310
Adani Transmissions Ltd. (a)	32,790	98,610
Aditya Birla Fashion and Retail Ltd. (a)	10,575	31,221
AIA Engineering Ltd.	1,908	43,215
Ajanta Pharma Ltd.	286	4,114
Alembic Pharmaceuticals Ltd.	7,019	58,721
Ambuja Cements Ltd.	38,240	113,114
Anveshan Heavy Engineering Ltd. (a)(c)	493	5,909
Apollo Hospitals Enterprise Ltd. (a)	8,727	163,035
Apollo Tyres Ltd. (a)	8,706	25,071
Arvind Fashions Ltd. (a)(c)	2,663	31,918
Arvind Mills Ltd. (a)	13,319	16,546
Ashok Leyland Ltd.	121,377	139,064
Asian Paints Ltd.	28,877	574,854
Astral Poly Technik Ltd.	11,254	179,404
Atul Ltd.	3,385	165,348
AU Small Finance Bank Ltd. (a)(d)	25,156	207,122
Aurobindo Pharma Ltd.	26,028	288,964
Avenue Supermarts Ltd. (a)(d)	11,413	221,127
Axis Bank Ltd. (a)	161,864	1,648,522
Bajaj Auto Ltd.	7,260	261,359
Bajaj Finance Ltd.	13,851	502,597
Bajaj Finserv Ltd.	4,649	399,116
Balkrishna Industries Ltd.	4,756	54,329
Bayer CropScience Ltd.	495	30,537
Bharat Forge Ltd.	22,543	156,619
Bharat Petroleum Corp. Ltd.	62,233	302,965
Bharti Airtel Ltd.	118,715	512,603
Bharti Infratel Ltd.	20,626	84,949
Blue Dart Express Ltd.	43	1,932
Bosch Ltd. (a)	690	183,310
Britannia Industries Ltd.	5,832	262,810
Cadila Healthcare Ltd.	7,464	33,549
Canara Bank Ltd. (a)	4,410	15,546
CEAT Ltd. (a)	225	3,444
CESC Ltd. GDR	2,216	21,670
Cg Power & Industrial Soluti	2,315	1,227
Cipla Ltd. (a)	32,721	238,537
City Union Bank Ltd. (a)	54,149	145,751
Coal India Ltd.	75,386	238,662
Container Corp. of India Ltd.	18,271	168,780
Credit Analysis & Research Ltd. (a)	132	1,843
CRISIL Ltd.	197	4,577
Crompton Greaves Consumer Electricals Ltd. (a)	24,968	75,280
Dabur India Ltd.	47,798	298,839
Dewan Housing Finance Corp. Ltd. (a)	17,328	33,186
Dish TV India Ltd. (a)	40,221	13,405
Divi's Laboratories Ltd.	8,446	179,275
Dr. Reddy's Laboratories Ltd.	11,796	452,581
eClerx Services Ltd. (a)	3,082	46,662
Edelweiss Financial Services Ltd.	47,278	102,638
Eicher Motors Ltd.	1,238	331,583
Engineers India Ltd.	1,276	2,025
Escorts Ltd. (a)	1,831	17,020
Exide Industries Ltd.	4,874	15,585
Federal Bank Ltd.	209,596	253,725
Finolex Cables Ltd. (a)	6,357	37,196
Fortis Healthcare Ltd. (a)	23,747	45,245
GAIL India Ltd. (a)	79,237	370,893
Ge Power India Ltd.	330	3,589
Gillette India Ltd.	57	5,221
Glenmark Pharmaceuticals Ltd.	41,875	384,552
GMR Infrastructure Ltd. (a)	75,851	16,248
Godrej Consumer Products Ltd.	39,294	392,774
Godrej Industries Ltd.	19,503	138,329
Godrej Properties Ltd. (a)	1,455	15,212
Graphite India Ltd.	4,363	34,773
Grasim Industries Ltd. (a)	24,894	252,939
Great Eastern Shipping Co. Ltd.	242	1,032
Gruh Finance Ltd.	22,017	64,723
Havells India Ltd. (a)	27,493	276,422
HCL Technologies Ltd.	48,284	683,978
Hero Motocorp Ltd.	7,107	261,800
Hindalco Industries Ltd.	107,150	314,836
Hindustan Petroleum Corp. Ltd.	54,008	177,718
Hindustan Unilever Ltd.	54,676	1,358,617
Housing Development Finance Corp. Ltd.	132,200	3,581,379
ICICI Bank Ltd.	211,313	1,087,980
IDFC Bank Ltd.	206,105	131,284
Iifl Holdings Ltd. (a)	6,651	40,285
India Cements Ltd. (a)	5,046	5,991
Indiabulls Housing Finance Ltd.	20,924	196,000
Indiabulls Real Estate Ltd. (a)	6,400	6,638
Indiabulls Ventures Ltd.	10,489	50,294
Indian Oil Corp. Ltd.	140,088	270,167
Indraprastha Gas Ltd. (a)	24,344	97,277
Info Edge India Ltd.	5,169	127,284
Infosys Ltd.	291,270	3,076,342
InterGlobe Aviation Ltd. (d)	6,533	109,356
Ipca Laboratories Ltd.	338	3,665
IRB Infrastructure Developers Ltd.	3,943	8,043
ITC Ltd.	295,721	1,161,255
Jain Irrigation Systems Ltd. (a)	18,440	15,852
Jindal Steel & Power Ltd. (a)	48,419	92,184
JSW Steel Ltd.	91,512	354,132
Jubilant Foodworks Ltd.	4,834	85,729
Jubilant Life Sciences Ltd.	3,486	34,558
Kajaria Ceramics Ltd. (a)	1,102	8,356
Larsen & Toubro Ltd.	40,780	755,315
LIC Housing Finance Ltd.	47,433	300,032
Lupin Ltd. (a)	30,270	373,555
Mahindra & Mahindra Financial Services Ltd. (a)	31,751	180,993
Mahindra & Mahindra Ltd.	57,881	554,707
Manappuram General Finance & Leasing Ltd.	13,651	17,737
Marico Ltd.	58,808	303,944
Maruti Suzuki India Ltd.	9,745	912,035
Max Financial Services Ltd. (a)	21,545	120,887
MindTree Consulting Ltd.	7,309	92,089
Motherson Sumi Systems Ltd.	111,817	221,554
Motilal Oswal Financial Services Ltd.	1,131	10,134
Mphasis BFL Ltd.	6,342	89,611
Multi Commodity Exchange of India Ltd. (a)	182	1,805
Muthoot Finance Ltd. (a)	3,598	25,324
Natco Pharma Ltd.	22,430	218,863
Ncc Ltd. (a)	54,238	60,804
Nestle India Ltd.	1,578	255,688
NTPC Ltd.	134,299	264,396
Oberoi Realty Ltd.	3,854	24,150
Odisha Cement Ltd. (a)	6,388	92,845
Oil & Natural Gas Corp. Ltd.	96,431	191,952
Page Industries Ltd.	466	153,473
PC Jeweller Ltd. (a)	6,790	6,985
Persistent Systems Ltd.	3,130	26,558
Petronet LNG Ltd.	34,504	110,694
Pfizer Ltd.	1,331	56,968
PI Industries Ltd.	3,093	37,159
Pidilite Industries Ltd.	10,425	164,507
Piramal Enterprises Ltd.	7,649	219,084
PNB Housing Finance Ltd. (a)(d)	9,712	123,515
Power Finance Corp. Ltd.	51,449	75,078
Power Grid Corp. of India Ltd.	134,092	356,394
Prestige Estates Projs. Ltd. (a)	4,180	11,775
PVR Ltd. (a)	9,689	219,197
Rajesh Exports Ltd. (a)	5,672	48,527
RBL Bank Ltd. (d)	32,205	258,080
Rec Ltd.	47,953	84,269
Redington India Ltd.	14,319	14,811
Reliance Capital Ltd. (a)	4,711	12,876
Reliance Communication Ltd. (a)	61,971	10,262
Reliance Industries Ltd.	237,991	4,115,708
Reliance Infrastructure Ltd. (a)	5,715	21,661
Repco Home Finance Ltd. (a)	83	469
RP-SG Business Process Services Ltd. (a)	443	2,669
RP-SG Retail Ltd. (a)	1,329	3,263
Sadbhav Engineering Ltd. (a)	12,879	35,619
Sanofi India Ltd.	25	2,278
Shree Cement Ltd.	1,208	267,522
Shriram Transport Finance Co. Ltd.	13,179	188,575
SKS Microfinance Ltd. (a)	16,677	222,399
State Bank of India (a)	164,978	682,720
Strides Shasun Ltd. (a)	1,270	8,257
Sun Pharmaceutical Industries Ltd.	81,429	485,923
Sundaram Finance Ltd.	2,407	47,630
Supreme Industries Ltd. (a)	796	11,156
Suzlon Energy Ltd. (a)	45,292	3,000
Symphony Ltd.	118	1,931
Tata Communications Ltd. (a)	3,714	25,958
Tata Consultancy Services Ltd.	73,421	2,083,952
Tata Global Beverages Ltd.	21,357	61,338
Tata Motors Ltd. (a)	138,593	356,859
Tata Power Co. Ltd.	125,220	125,820
Tata Steel Ltd.	47,035	315,975
Tech Mahindra Ltd. (a)	37,281	384,526
The Indian Hotels Co. Ltd. (a)	43,561	87,202
The Karur Vysya Bank Ltd.	3,746	4,643
The Ramco Cements Ltd. (a)	1,219	10,319
Thermax Ltd.	2,019	31,171
Titan Co. Ltd.	34,280	481,060
Tube Investments of India Ltd.	4,001	19,458
Tube Investments of India Ltd.	4,001	25,051
Ultratech Cemco Ltd. (a)	7,620	377,923
United Spirits Ltd. (a)	22,460	170,856
UPL Ltd. (a)	32,678	362,193
Vedanta Ltd.	95,728	266,233
Vodafone Idea Ltd. (a)	200,824	85,186
Voltas Ltd. (a)	2,256	17,203
WABCO India Ltd.	355	31,160
Welspun India Ltd. (a)	12,290	10,426
Whirlpool of India Ltd.	3,668	78,038
Wipro Ltd.	106,898	556,183
Yes Bank Ltd.	158,743	434,217
Zee Entertainment Enterprises Ltd.	60,010	321,530

TOTAL INDIA		45,192,939

Indonesia - 0.6%
Inti Agriculture Resources Tbk PT (a)	1,180,800	19,606
Kresna Graha Investama PT Tbk (a)	910,500	40,402
PT ACE Hardware Indonesia Tbk	504,300	61,357
PT Adaro Energy Tbk	2,037,200	202,663
PT AKR Corporindo Tbk	192,600	72,367
PT Aneka Tambang Tbk	460,400	31,797
PT Astra International Tbk	1,763,700	1,066,614
PT Bank Central Asia Tbk	824,100	1,661,765
PT Bank Danamon Indonesia Tbk Series A	256,500	167,053
PT Bank Jabar Banten Tbk	70,600	11,773
PT Bank Mandiri (Persero) Tbk	1,693,300	907,480
PT Bank Negara Indonesia (Persero) Tbk	806,600	523,879
PT Bank Rakyat Indonesia Tbk	4,819,700	1,328,026
PT Bank Tabungan Negara Tbk	237,600	46,593
PT Bumi Resources Tbk (a)	3,868,300	46,511
PT Bumi Serpong Damai Tbk (a)	696,900	66,336
PT Charoen Pokphand Indonesia Tbk	718,700	380,632
PT Ciputra Development Tbk	790,100	55,133
PT Global Mediacom Tbk	14,600	385
PT Gudang Garam Tbk	34,500	206,543
PT Hanjaya Mandala Sampoerna Tbk	763,500	209,283
PT Hanson International Tbk (a)	3,268,900	25,267
PT Indah Kiat Pulp & Paper Tbk	217,200	202,083
PT Indocement Tunggal Prakarsa Tbk	208,600	287,016
PT Indofood CBP Sukses Makmur Tbk	201,000	155,003
PT Indofood Sukses Makmur Tbk	378,600	209,995
PT Japfa Comfeed Indonesia Tbk	445,500	93,420
PT Jasa Marga Tbk	76,596	26,971
PT Kalbe Farma Tbk	2,281,500	261,256
PT Link Net Tbk	30,500	9,517
PT Lippo Karawaci Tbk	1,190,100	23,849
PT Matahari Department Store Tbk	255,000	127,751
PT Medco Energi International Tbk (a)	424,200	30,663
PT Media Nusantara Citra Tbk	121,800	7,366
PT Pabrik Kertas Tjiwi Kimia Tbk	119,200	114,956
PT Pakuwon Jati Tbk	1,383,800	64,374
PT Pembangunan Perumahan Persero Tbk	253,258	42,414
PT Perusahaan Gas Negara Tbk Series B	1,031,000	189,635
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,789
PT PP Properti Tbk	481,000	5,439
PT Semen Gresik (Persero) Tbk	221,200	200,659
PT Sitara Propertindo Tbk (a)	49,100	3,005
PT Sugih Energy Tbk (a)	40,500	145
PT Summarecon Agung Tbk	748,400	55,437
PT Surya Citra Media Tbk	295,600	39,879
PT Tambang Batubara Bukit Asam Tbk	331,300	102,194
PT Telekomunikasi Indonesia Tbk Series B	4,287,100	1,196,439
PT Tower Bersama Infrastructure Tbk	218,400	76,903
PT Unilever Indonesia Tbk	126,800	453,748
PT United Tractors Tbk	117,400	216,147
PT Waskita Karya Persero Tbk	530,900	75,042
PT Wijaya Karya Persero Tbk	236,426	32,065
PT. Pool Advista Indonesia Tbk (a)	184,900	61,534

TOTAL INDONESIA		11,498,159

Ireland - 0.4%
AIB Group PLC	80,975	361,468
Bank Ireland Group PLC	89,065	533,166
C&C Group PLC	82,228	310,590
Cairn Homes PLC (a)	54,034	80,402
CRH PLC	66,483	1,913,687
Dalata Hotel Group PLC	9,355	61,141
DCC PLC (United Kingdom)	8,667	707,635
Glanbia PLC	15,015	287,009
Glenveagh Properties PLC (a)(d)	191,376	177,430
Grafton Group PLC unit	13,297	128,099
Green REIT PLC	79,320	131,463
Greencore Group PLC	98,659	249,744
Hibernia (REIT) PLC	17,950	26,997
Irish Residential Properties REIT PLC	974	1,672
James Hardie Industries PLC CDI	38,297	426,758
Kerry Group PLC Class A	12,677	1,295,026
Kingspan Group PLC (Ireland)	12,031	491,613
Origin Enterprises PLC	17,170	112,610
Paddy Power Betfair PLC (Ireland)	7,281	595,452
Permanent Tsb Group Hld PLC (a)	637	1,196
Ryanair Holdings PLC sponsored ADR (a)	1,028	72,988
Smurfit Kappa Group PLC	20,023	577,083
United Drug PLC (United Kingdom)	29,853	227,100

TOTAL IRELAND		8,770,329

Isle of Man - 0.1%
Gaming VC Holdings SA	40,640	358,199
Genting Singapore Ltd.	515,100	420,896
NEPI Rockcastle PLC	30,720	290,530
Playtech Ltd.	30,602	155,413
Redefine International PLC	5,652	2,302

TOTAL ISLE OF MAN		1,227,340

Israel - 0.5%
Airport City Ltd. (a)	7,556	99,559
Alony Hetz Properties & Investments Ltd.	23,953	253,278
Amot Investments Ltd.	8,182	43,100
Azrieli Group	2,688	143,001
Bank Hapoalim BM (Reg.)	92,692	626,981
Bank Leumi le-Israel BM	129,947	857,532
Bezeq The Israel Telecommunication Corp. Ltd.	152,799	122,438
Caesarstone Sdot-Yam Ltd. (b)	4,697	72,240
Cellcom Israel Ltd. (Israel) (a)	5,937	31,307
Check Point Software Technologies Ltd. (a)	10,307	1,153,559
CyberArk Software Ltd. (a)	4,628	406,153
Delek Group Ltd.	333	58,038
Elbit Systems Ltd. (Israel)	2,016	249,106
First International Bank of Israel	2,356	55,703
Formula Systems (1985) Ltd.	126	5,081
Gazit-Globe Ltd.	1,653	13,509
Harel Insurance Investments and Financial Services Ltd.	9,721	67,706
Israel Chemicals Ltd.	64,254	372,054
Israel Corp. Ltd. (Class A)	429	123,436
Israel Discount Bank Ltd. (Class A)	106,897	377,265
Ituran Location & Control Ltd.	1,134	37,365
Jerusalem Economy Ltd. (a)	1,266	3,507
Jerusalem Oil Exploration Ltd.	374	23,508
Kornit Digital Ltd. (a)(b)	2,500	47,900
Melisron Ltd.	1,481	68,115
Migdal Insurance & Financial Holdings Ltd.	78,960	72,328
Mizrahi Tefahot Bank Ltd.	10,406	193,244
NICE Systems Ltd. (a)	5,582	614,345
Nova Measuring Instruments Ltd. (a)	3,120	77,619
Oil Refineries Ltd.	140,105	68,138
Orbotech Ltd. (a)	4,509	276,537
Partner Communications Co. Ltd. (a)	7,712	35,003
Paz Oil Co. Ltd.	2,145	320,332
Plus500 Ltd.	7,062	142,180
Radware Ltd. (a)	10,824	262,049
Reit 1 Ltd.	23,695	97,834
Shikun & Binui Ltd. (a)	20,523	37,469
Shufersal Ltd.	14,878	104,770
Strauss Group Ltd.	3,837	93,156
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	80,357	1,595,086
The Phoenix Holdings Ltd.	16,773	94,077
Tower Semiconductor Ltd. (a)	8,441	125,918
Wix.com Ltd. (a)	3,673	401,643

TOTAL ISRAEL		9,923,169

Italy - 1.3%
A2A SpA	163,437	297,815
ACEA SpA	12,581	191,811
Amplifon SpA	5,221	93,464
Ascopiave SpA	12,371	45,595
Assicurazioni Generali SpA	85,690	1,500,145
Astm SpA	2,401	57,574
Atlantia SpA	38,936	919,845
Autogrill SpA	25,289	227,224
Azimut Holding SpA	7,095	89,899
Banca Generali SpA	5,954	140,388
Banca IFIS SpA	642	12,331
Banca Mediolanum S.p.A.	16,321	99,476
Banca Monte dei Paschi di Siena SpA (a)(b)	12,845	18,157
Banca Popolare dell'Emilia Romagna	23,378	79,098
Banca Popolare di Sondrio SCARL	25,038	66,717
Banco BPM SpA (a)	166,826	323,009
Biesse SpA	462	10,777
Brembo SpA	15,607	178,102
Brunello Cucinelli SpA	5,050	182,366
Buzzi Unicem SpA	5,507	105,076
Cerved Information Solutions SpA	10,444	91,928
Compagnie Industriali Riunite SpA (CIR)	1,763	2,042
Credito Emiliano SpA	3,458	19,711
Credito Valtellinese SC (a)	328,946	24,624
Danieli & C. Officine Meccaniche SpA	1,400	28,844
Datalogic SpA	613	16,559
Davide Campari-Milano SpA	60,496	543,217
De Longhi SpA	7,954	198,470
DiaSorin S.p.A.	1,445	132,233
Enav SpA (d)	12,759	65,280
Enel SpA	647,508	3,913,489
Eni SpA	201,474	3,416,161
ERG SpA	2,649	51,848
Fincantieri SpA	23,908	27,639
FinecoBank SpA	43,411	471,442
Hera SpA	98,568	333,047
Immobiliare Grande Distribuzione SpA	903	6,390
Industria Macchine Automatiche SpA (IMA)	720	47,675
Infrastrutture Wireless Italiane SpA (d)	34,716	276,165
Interpump Group SpA	4,488	144,451
Intesa Sanpaolo SpA	1,220,330	2,792,270
Iren SpA	69,810	171,155
Italgas SpA	61,082	369,009
Italmobiliare SpA	66	1,466
Juventus Football Club SpA (a)	43,244	71,622
Leonardo SpA	37,570	363,716
Maire Tecnimont SpA	6,337	25,416
MARR SpA	1,204	28,802
Mediaset SpA (a)	22,568	74,136
Mediobanca SpA	64,852	565,169
Moncler SpA	18,675	703,251
OVS (a)(d)	19,908	30,375
Piaggio & C SpA	5,908	13,552
Pirelli & C. S.p.A. (a)(d)	27,308	178,288
Poste Italiane SpA (d)	35,495	305,276
Prysmian SpA	25,345	543,355
Rai Way SpA (d)	3,341	17,017
Recordati SpA	10,506	380,476
Reply SpA	1,799	99,662
Saipem SpA (a)	81,797	388,637
Salini Impregilo SpA	10,586	23,264
Salvatore Ferragamo Italia SpA	3,856	77,216
Saras Raffinerie Sarde SpA	32,211	68,576
Snam Rete Gas SpA	182,249	869,871
Societa Cattolica Di Assicurazioni SCRL	13,923	128,446
Societa Iniziative Autostradali e Servizi SpA (SIAS)	4,758	73,194
Tamburi Investment Partners SpA	47,514	331,746
Technogym SpA (d)	5,245	60,815
Telecom Italia SpA (a)	575,843	320,402
Terna SpA	107,441	660,632
Tod's SpA	706	32,808
UniCredit SpA	170,084	1,963,913
Unione di Banche Italiane SCpA	99,950	256,148
Unipol Gruppo SpA	43,105	197,253
Zignago Vetro SpA	165	1,728

TOTAL ITALY		26,638,746

Japan - 16.9%
77 Bank Ltd.	2,400	42,282
A/S One Corp.	1,900	133,092
ABC-MART, Inc.	3,307	189,449
ACOM Co. Ltd.	21,100	73,804
Activia Properties, Inc.	60	259,720
Adastria Co. Ltd.	3,300	60,441
Adeka Corp.	22,500	354,051
Advance Residence Investment Corp.	114	337,003
Advantest Corp.	19,859	450,873
Aeon (REIT) Investment Corp.	102	119,300
AEON Co. Ltd.	51,725	1,048,746
Aeon Delight Co. Ltd.	1,800	66,679
AEON Financial Service Co. Ltd.	15,999	309,478
AEON MALL Co. Ltd.	6,600	109,429
Agc, Inc.	17,363	587,401
Ai Holdings Corp.	1,200	20,822
Aica Kogyo Co. Ltd.	5,100	178,623
Aichi Steel Corp.	100	3,144
Aida Engineering Ltd.	3,500	25,224
Aiful Corp. (a)	10,100	25,777
Ain Holdings, Inc.	1,700	124,232
Air Water, Inc.	22,400	372,836
Aisin Seiki Co. Ltd.	13,900	547,450
Ajinomoto Co., Inc.	33,825	584,116
Akita Bank Ltd.	100	2,006
Alfresa Holdings Corp.	17,339	477,071
All Nippon Airways Ltd.	10,741	395,225
Alps Electric Co. Ltd.	23,198	487,067
Amada Holdings Co. Ltd.	25,700	257,649
Amano Corp.	6,300	130,887
Anicom Holdings, Inc.	900	25,283
Anritsu Corp.	23,400	414,186
Aoki International Co. Ltd.	200	2,350
Aoyama Trading Co. Ltd.	5,000	124,719
Aozora Bank Ltd.	12,500	384,439
ARCS Co. Ltd.	3,900	86,933
Ariake Japan Co. Ltd.	2,100	126,665
Asahi Diamond Industrial Co. Ltd.	4,700	31,067
Asahi Group Holdings	31,459	1,312,657
Asahi Holdings, Inc.	1,700	36,177
ASAHI INTECC Co. Ltd.	7,280	315,461
Asahi Kasei Corp.	104,300	1,141,387
Asics Corp.	19,200	276,741
ASKUL Corp.	600	12,080
Astellas Pharma, Inc.	159,703	2,369,710
Atom Corp.	1,400	12,724
Autobacs Seven Co. Ltd.	23,600	394,543
Avex, Inc.	200	2,686
Axial Retailing, Inc.	1,300	41,235
Azbil Corp.	10,000	209,869
Bandai Namco Holdings, Inc.	17,700	779,174
Bank of Kyoto Ltd.	8,100	343,929
Bank of Nagoya Ltd.	100	2,901
Bank of The Ryukyus Ltd.	2,700	28,159
Belc Co. Ltd.	800	34,886
Belluna Co. Ltd.	1,500	14,143
Benefit One, Inc.	1,700	57,356
Benesse Holdings, Inc.	11,000	286,904
Bic Camera, Inc.	5,400	63,258
BML, Inc.	1,600	44,067
Bridgestone Corp.	49,458	1,901,585
Brother Industries Ltd.	15,700	264,057
Bunka Shutter Co. Ltd.	300	2,060
Calbee, Inc.	5,800	185,834
Canon Marketing Japan, Inc.	16,700	322,885
Canon, Inc.	78,643	2,261,790
Capcom Co. Ltd.	4,800	102,676
Casio Computer Co. Ltd.	11,200	148,785
Cawachi Ltd.	200	3,916
Central Glass Co. Ltd.	2,800	61,694
Central Japan Railway Co.	11,655	2,513,435
Chiba Bank Ltd.	43,300	263,159
Chiyoda Co. Ltd.	100	1,680
Chiyoda Corp.	17,700	53,624
Chofu Seisakusho Co. Ltd.	100	1,850
Chubu Electric Power Co., Inc.	52,616	830,601
Chudenko Corp.	600	12,757
Chugai Pharmaceutical Co. Ltd.	18,300	1,078,595
Chugoku Electric Power Co., Inc.	29,600	404,087
Chugoku Marine Paints Ltd.	5,400	48,138
Citizen Watch Co. Ltd.	16,600	88,391
CKD Corp.	2,665	25,005
Clarion Co. Ltd.	2,100	48,121
Coca-Cola West Co. Ltd.	12,550	386,553
cocokara fine HOLDINGS, Inc.	1,300	60,151
COLOPL, Inc.	500	3,608
Colowide Co. Ltd.	4,100	88,869
Comforia Residential REIT, Inc.	57	151,076
COMSYS Holdings Corp.	7,900	205,614
Concordia Financial Group Ltd.	112,400	462,292
Cookpad, Inc.	500	1,400
Cosmo Energy Holdings Co. Ltd.	5,600	126,267
Cosmos Pharmaceutical Corp.	700	133,798
Create Restaurants Holdings, Inc.	200	2,233
Create SD Holdings Co. Ltd.	1,800	45,180
Credit Saison Co. Ltd.	13,201	173,307
CyberAgent, Inc.	10,800	347,028
CYBERDYNE, Inc. (a)(b)	7,900	50,261
Dai Nippon Printing Co. Ltd.	17,300	399,603
Dai-ichi Mutual Life Insurance Co.	88,299	1,426,322
Daibiru Corp.	200	1,990
Daicel Chemical Industries Ltd.	29,021	303,731
Daido Metal Co. Ltd.	400	2,813
Daido Steel Co. Ltd.	6,400	266,752
Daifuku Co. Ltd.	10,000	499,426
Daihen Corp.	1,600	35,768
Daiho Corp.	200	6,390
Daiichi Sankyo Kabushiki Kaisha	48,000	1,660,005
Daiichikosho Co. Ltd.	2,400	113,252
Daikin Industries Ltd.	20,768	2,247,952
DaikyoNishikawa Corp.	1,600	16,466
Dainippon Sumitomo Pharma Co. Ltd.	14,000	327,234
Daio Paper Corp.	6,000	77,007
Daiseki Co. Ltd.	1,600	37,677
Daishi Hokuetsu Financial Group, Inc.	1,842	52,931
Daito Trust Construction Co. Ltd.	6,244	868,170
Daiwa House Industry Co. Ltd.	46,944	1,520,050
Daiwa House REIT Investment Corp.	130	305,770
Daiwa Office Investment Corp.	18	120,303
Daiwa Securities Group, Inc.	127,300	633,198
Daiwabo Holdings Co. Ltd.	500	26,762
DCM Japan Holdings Co. Ltd.	37,100	377,727
DeNA Co. Ltd.	18,600	327,859
Denki Kagaku Kogyo KK	11,300	362,056
DENSO Corp.	34,122	1,562,548
Dentsu, Inc.	18,500	876,383
Descente Ltd.	1,800	37,529
Dexerials Corp.	1,700	13,765
Dic Corp.	7,800	249,557
Digital Arts, Inc.	1,000	64,448
Digital Garage, Inc.	1,400	33,559
Dip Corp.	800	14,535
Disco Corp.	3,500	516,686
Dmg Mori Co. Ltd.	13,500	182,314
Doshisha Co. Ltd.	100	1,531
Doutor Nichires Holdings Co., Ltd.	500	9,548
Dowa Holdings Co. Ltd.	3,300	105,430
Dr. Ci:Labo Co., Ltd.	2,400	129,557
DTS Corp.	1,500	52,949
Duskin Co. Ltd.	12,000	288,419
Dydo Group Holdings, Inc.	100	4,801
Eagle Industry Co. Ltd.	300	3,531
Earth Corp.	700	33,353
East Japan Railway Co.	24,810	2,295,936
Ebara Corp.	6,800	186,910
EDION Corp.	1,300	13,152
Ehime Bank Ltd.	2,400	23,157
Eiken Chemical Co. Ltd.	2,800	63,262
Eisai Co. Ltd.	21,000	1,623,126
Eizo Corp.	600	23,245
Electric Power Development Co. Ltd.	10,400	259,415
en-japan, Inc.	2,200	82,102
EPS Co. Ltd.	2,000	30,333
euglena Co. Ltd. (a)	1,200	6,489
Exedy Corp.	1,200	30,186
Ezaki Glico Co. Ltd.	5,400	268,203
FamilyMart Co. Ltd.	5,477	639,591
Fancl Corp.	4,800	103,734
Fanuc Corp.	15,985	2,718,755
Fast Retailing Co. Ltd.	4,836	2,212,328
FCC Co. Ltd.	3,000	75,905
Ferrotec Holdings Corp.	2,700	24,069
Financial Products Group Co. Ltd.	4,200	45,923
Foster Electric Co. Ltd.	1,100	16,814
FP Corp.	1,400	79,302
Frontier Real Estate Investment Corp.	30	122,561
Fuji Corp.	4,800	62,443
Fuji Electric Co. Ltd.	8,200	252,192
Fuji Kyuko Co. Ltd.	500	15,217
Fuji Oil Holdings, Inc.	5,600	176,599
Fuji Seal International, Inc.	5,000	165,940
Fuji Soft ABC, Inc.	3,200	129,704
Fujicco Co. Ltd.	100	2,130
Fujifilm Holdings Corp.	31,200	1,336,222
Fujikura Ltd.	15,800	69,046
Fujimi, Inc.	200	4,109
Fujimori Kogyo Co. Ltd.	400	10,422
Fujitec Co. Ltd.	4,200	45,692
Fujitsu General Ltd.	5,500	70,539
Fujitsu Ltd.	16,442	1,099,505
Fukuoka (REIT) Investment Fund	18	28,093
Fukuoka Financial Group, Inc.	18,300	403,381
Fukushima Industries Corp.	100	3,539
Fukuyama Transporting Co. Ltd.	5,600	224,411
Funai Soken Holdings, Inc.	900	15,195
Furukawa Co. Ltd.	600	7,624
Furukawa Electric Co. Ltd.	5,300	158,136
Fuso Chemical Co. Ltd.	300	5,866
Futaba Corp.	3,900	61,333
Futaba Industrial Co. Ltd.	700	3,631
Fuyo General Lease Co. Ltd.	4,300	213,964
G-Tekt Corp.	1,300	19,084
Global One Real Estate Investment Corp.	32	36,252
Glory Ltd.	6,200	153,627
GLP J-REIT	258	274,047
GMO Internet, Inc.	4,100	55,181
GMO Payment Gateway, Inc.	3,400	175,423
GNI Group Ltd. (a)	700	20,661
Goldcrest Co. Ltd.	300	4,550
GOLDWIN, Inc.	600	59,050
GREE, Inc.	3,400	15,389
GS Yuasa Corp.	16,400	341,174
Gulliver International Co. Ltd.	400	1,491
GungHo Online Entertainment, Inc.	28,000	66,064
Gunma Bank Ltd.	43,300	190,810
Gunze Ltd.	700	29,144
Gurunavi, Inc.	100	669
H.I.S. Co. Ltd.	2,300	86,679
H2O Retailing Corp.	8,600	120,720
Hakuhodo DY Holdings, Inc.	21,700	332,697
Hamamatsu Photonics K.K.	14,600	521,405
Hankyu Hanshin Holdings, Inc.	18,200	648,299
Hankyu REIT, Inc.	9	11,774
Hanwa Co. Ltd.	1,700	47,055
Harmonic Drive Systems, Inc.	2,100	73,069
Haseko Corp.	18,500	204,659
Hazama Ando Corp.	12,500	82,626
Heiwa Corp.	9,700	204,464
Heiwa Real Estate (REIT), Inc.	15	17,007
Heiwa Real Estate Co. Ltd.	1,700	31,323
Heiwado Co. Ltd.	1,800	41,676
Hiday Hidaka Corp.	2,160	42,377
Hikari Tsushin, Inc.	2,500	398,898
Hino Motors Ltd.	17,800	178,286
Hirata Corp.	400	24,567
Hirose Electric Co. Ltd.	2,155	230,684
Hiroshima Bank Ltd.	14,400	83,287
Hisamitsu Pharmaceutical Co., Inc.	6,600	336,286
Hitachi Capital Corp.	1,900	43,172
Hitachi Chemical Co. Ltd.	5,700	93,565
Hitachi Construction Machinery Co. Ltd.	7,600	191,736
Hitachi High-Technologies Corp.	5,100	183,539
Hitachi Ltd.	79,676	2,496,527
Hitachi Metals Ltd.	13,000	145,485
Hitachi Transport System Ltd.	2,200	61,299
Hitachi Zosen Corp.	2,900	9,611
Hogy Medical Co. Ltd.	3,300	110,126
Hokkaido Electric Power Co., Inc.	16,000	110,608
Hokuetsu Kishu Paper Co. Ltd.	9,200	49,748
Hokuhoku Financial Group, Inc.	26,400	302,476
Hokuriku Electric Power Co., Inc. (a)	20,600	180,800
Hokuto Corp.	100	1,821
Honda Motor Co. Ltd.	132,372	3,974,069
Horiba Ltd.	2,000	97,866
Hoshino Resorts REIT, Inc.	13	63,971
Hoshizaki Corp.	4,900	347,285
Hosiden Corp.	1,800	13,633
House Foods Group, Inc.	4,100	142,093
Hoya Corp.	31,418	1,816,576
Hulic (REIT), Inc.	65	106,757
Hulic Co. Ltd.	20,800	191,530
Hyakujushi Bank Ltd.	700	16,285
Ibiden Co. Ltd.	8,700	126,437
IBJ Leasing Co. Ltd.	1,600	36,781
Ichibanya Co. Ltd.	100	4,067
Ichigo Real Estate Investment Corp.	115	106,950
Ichigo, Inc.	8,900	30,640
Idec Corp.	3,200	58,727
Idemitsu Kosan Co. Ltd.	11,000	387,285
IHI Corp.	15,372	484,763
Iida Group Holdings Co. Ltd.	11,300	205,511
Inaba Denki Sangyo Co. Ltd.	8,400	327,363
Inabata & Co. Ltd.	1,000	13,156
Industrial & Infrastructure Fund Investment Corp.	97	103,568
Ines Corp.	3,700	44,838
Infomart Corp.	10,000	105,853
INPEX Corp.	88,300	847,534
Internet Initiative Japan, Inc.	1,600	37,589
Invesco Office J-REIT, Inc.	426	64,140
Invincible Investment Corp.	361	156,928
Iriso Electronics Co. Ltd.	500	20,404
Iseki & Co. Ltd.	100	1,454
Isetan Mitsukoshi Holdings Ltd.	32,671	335,333
Istyle, Inc.	1,300	9,858
Isuzu Motors Ltd.	42,468	630,051
IT Holdings Corp.	4,900	219,527
ITO EN Ltd.	4,260	189,094
Itochu Corp.	112,650	2,059,605
Itochu Enex Co. Ltd.	300	2,619
ITOCHU Techno-Solutions Corp.	6,012	124,849
Itoham Yonekyu Holdings, Inc.	10,100	64,073
Iwatani Corp.	8,800	300,941
Iyo Bank Ltd.	62,400	344,296
Izumi Co. Ltd.	2,100	105,651
J Trust Co. Ltd.	7,200	26,969
J. Front Retailing Co. Ltd.	23,200	265,386
JACCS Co. Ltd.	200	3,426
JAFCO Co. Ltd.	5,200	181,887
Japan Airlines Co. Ltd.	10,900	396,673
Japan Airport Terminal Co. Ltd.	2,800	106,936
Japan Aviation Electronics Industry Ltd.	1,000	12,981
Japan Display, Inc. (a)	24,400	16,129
Japan Excellent, Inc.	89	127,137
Japan Exchange Group, Inc.	44,400	778,962
Japan Hotel REIT Investment Corp.	280	214,643
Japan Lifeline Co. Ltd.	2,300	34,819
Japan Logistics Fund, Inc.	52	109,800
Japan Material Co. Ltd.	1,800	20,673
Japan Petroleum Exploration Co. Ltd.	1,300	24,347
Japan Post Bank Co. Ltd.	22,034	256,296
Japan Post Holdings Co. Ltd.	124,038	1,522,505
Japan Prime Realty Investment Corp.	66	268,726
Japan Real Estate Investment Corp.	106	620,868
Japan Rental Housing Investment, Inc.	235	184,678
Japan Retail Fund Investment Corp.	190	388,983
Japan Securities Finance Co. Ltd.	500	2,736
Japan Steel Works Ltd.	7,600	139,964
Japan Tobacco, Inc.	89,043	2,248,045
Japan Wool Textile Co. Ltd.	400	3,213
JCR Pharmaceuticals Co. Ltd.	1,000	51,779
JEOL Ltd.	2,500	45,283
JFE Holdings, Inc.	41,300	725,902
JGC Corp.	22,142	337,441
Jimoto Holdings, Inc.	13,900	15,186
JIN Co. Ltd.	1,100	55,038
Joshin Denki Co. Ltd.	1,800	37,512
Joyful Honda Co. Ltd.	1,400	18,405
JSR Corp.	27,200	438,496
JTEKT Corp.	27,000	349,259
Juroku Bank Ltd.	1,300	28,476
Justsystems Corp.	4,400	89,151
JVC KENWOOD Holdings, Inc.	700	1,639
JX Holdings, Inc.	273,950	1,492,421
K's Holdings Corp.	16,600	164,895
kabu.com Securities Co. Ltd.	600	2,975
Kadokawa Dwango Corp.	2,000	21,630
Kagome Co. Ltd.	6,800	180,730
Kajima Corp.	39,300	557,795
Kakaku.com, Inc.	17,200	300,655
Kaken Pharmaceutical Co. Ltd.	8,956	421,797
Kameda Seika Co. Ltd.	1,400	63,429
Kamigumi Co. Ltd.	16,300	360,343
Kanamoto Co. Ltd.	1,400	38,687
Kandenko Co. Ltd.	7,800	73,184
Kaneka Corp.	2,600	101,446
Kanematsu Corp.	3,200	38,456
Kansai Electric Power Co., Inc.	58,799	892,849
Kansai Mirai Financial Group, Inc. (a)	6,700	49,700
Kansai Paint Co. Ltd.	12,939	226,885
Kanto Denka Kogyo Co. Ltd.	1,000	8,290
Kao Corp.	41,091	2,894,195
Katitas Co. Ltd.	3,000	85,380
Kato Sangyo	1,100	32,063
Kawasaki Heavy Industries Ltd.	10,500	263,645
Kawasaki Kisen Kaisha Ltd. (a)	6,100	79,467
KDDI Corp.	147,237	3,678,662
Keihan Electric Railway Co., Ltd.	6,700	275,873
Keihin Corp.	1,600	28,526
Keihin Electric Express Railway Co. Ltd.	25,739	437,392
Keio Corp.	7,703	441,990
Keisei Electric Railway Co.	9,106	288,416
Kenedix Office Investment Corp.	40	274,317
Kenedix Residential Investment Corp.	49	81,018
Kenedix Retail REIT Corp.	68	161,752
Kenedix, Inc.	26,000	136,296
Kewpie Corp.	6,700	151,623
Keyence Corp.	8,075	4,141,102
KH Neochem Co. Ltd.	800	18,736
Kikkoman Corp.	13,700	725,720
Kinden Corp.	9,092	149,245
Kintetsu Group Holdings Co. Ltd.	12,253	533,766
Kintetsu World Express, Inc.	2,600	37,523
Kirin Holdings Co. Ltd.	70,370	1,673,246
Kisoji Co. Ltd.	300	6,731
Kissei Pharmaceutical Co. Ltd.	1,400	37,903
Kitz Corp.	1,400	11,426
Koa Corp.	1,100	15,643
Kobayashi Pharmaceutical Co. Ltd.	3,300	209,043
Kobe Bussan Co. Ltd.	4,500	139,224
Kobe Steel Ltd.	22,700	181,308
Kohnan Shoji Co. Ltd.	1,400	35,307
Koito Manufacturing Co. Ltd.	10,200	611,485
Kokuyo Co. Ltd.	4,600	67,147
Komatsu Ltd.	76,911	2,025,231
KOMEDA Holdings Co. Ltd.	1,900	36,282
KOMERI Co. Ltd.	4,000	101,060
Komori Corp.	3,300	34,992
Konami Holdings Corp.	8,900	409,355
Konica Minolta, Inc.	30,900	310,064
Konoike Transport Co. Ltd.	500	7,482
Kose Corp.	2,700	396,355
Koshidaka Holdings Co. Ltd.	2,800	39,947
Kotobuki Spirits Co. Ltd.	2,900	108,226
Kubota Corp.	82,110	1,292,050
Kumagai Gumi Co. Ltd.	5,200	162,791
Kumiai Chemical Industry Co. Ltd.	3,500	21,689
Kura Corp. Ltd.	700	36,117
Kurabo Industries Ltd.	300	6,470
Kuraray Co. Ltd.	25,852	396,591
Kureha Chemical Industry Co. Ltd.	1,500	93,918
Kurita Water Industries Ltd.	17,000	430,755
Kusuri No Aoki Holdings Co. Ltd.	1,100	72,812
Kyb Corp.	1,400	37,839
Kyocera Corp.	26,537	1,489,531
Kyoei Steel Ltd.	100	1,630
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	7,042
Kyorin Holdings, Inc.	9,200	195,107
Kyoritsu Maintenance Co. Ltd.	3,100	141,019
Kyowa Exeo Corp.	14,200	348,074
Kyowa Hakko Kirin Co., Ltd.	24,300	464,026
Kyudenko Corp.	3,200	114,721
Kyushu Electric Power Co., Inc.	30,278	374,149
Kyushu Financial Group, Inc.	77,585	315,540
Kyushu Railway Co.	14,000	476,842
LaSalle Logiport REIT	63	62,870
Lasertec Corp.	2,700	88,244
Lawson, Inc.	5,100	314,170
Leopalace21 Corp.	28,500	134,749
LIFE Corp.	100	2,143
LIFULL Co. Ltd.	2,300	15,076
LINE Corp. (a)(b)	6,000	216,046
Lintec Corp.	4,500	99,605
Lion Corp.	19,136	397,565
LIXIL Group Corp.	24,395	357,442
M3, Inc.	35,190	505,599
Mabuchi Motor Co. Ltd.	2,500	87,445
Macnica Fuji Electronics Holdings, Inc.	3,700	48,201
Macromill, Inc.	2,100	29,806
Maeda Corp.	15,000	147,900
Maeda Road Construction Co. Ltd.	5,700	110,782
Makino Milling Machine Co. Ltd.	2,000	81,432
Makita Corp.	19,400	685,701
Mandom Corp.	8,800	205,933
Mani, Inc.	1,400	61,115
Marubeni Corp.	138,600	1,077,244
Marudai Food Co. Ltd.	200	3,224
Maruha Nichiro Corp.	8,000	271,747
Marui Group Co. Ltd.	13,102	265,348
Maruichi Steel Tube Ltd.	3,500	112,141
Marusan Securities Co. Ltd.	900	6,618
Maruwa Ceramic Co. Ltd.	500	29,194
Matsui Securities Co. Ltd.	13,900	148,794
Matsumotokiyoshi Holdings Co. Ltd.	9,600	295,249
Max Co. Ltd.	1,000	13,312
Maxell Holdings Ltd.	1,500	21,373
Mazda Motor Corp.	65,200	721,584
McDonald's Holdings Co. (Japan) Ltd.	6,428	284,148
MCJ Co. Ltd.	5,900	39,703
MCUBS MidCity Investment Corp.	161	135,836
Mebuki Financial Group, Inc.	136,168	381,283
Medipal Holdings Corp.	12,000	276,521
Megachips Corp.	600	15,490
Megmilk Snow Brand Co. Ltd.	9,800	258,664
Meidensha Corp.	3,400	45,760
Meiji Holdings Co. Ltd.	10,500	810,695
Meitec Corp.	2,700	117,618
Menicon Co. Ltd.	1,800	44,684
Micronics Japan Co. Ltd.	100	730
Milbon Co. Ltd.	2,300	92,169
Minebea Mitsumi, Inc.	38,995	637,954
Miraca Holdings, Inc.	9,747	240,621
Mirait Holdings Corp.	16,200	233,649
Miroku Jyoho Service Co., Ltd.	200	4,592
Misumi Group, Inc.	22,205	505,563
Mitsuba Corp.	500	3,089
Mitsubishi Chemical Holdings Corp.	100,457	860,559
Mitsubishi Corp.	108,951	3,181,759
Mitsubishi Electric Corp.	152,392	1,917,592
Mitsubishi Estate Co. Ltd.	93,371	1,649,690
Mitsubishi Gas Chemical Co., Inc.	11,045	173,901
Mitsubishi Heavy Industries Ltd.	24,366	940,191
Mitsubishi Logistics Corp.	8,500	217,094
Mitsubishi Materials Corp.	10,000	285,518
Mitsubishi Motors Corp. of Japan	74,234	458,659
Mitsubishi Pencil Co. Ltd.	2,600	53,253
Mitsubishi Shokuhin Co. Ltd.	100	2,616
Mitsubishi Tanabe Pharma Corp.	27,609	431,149
Mitsubishi UFJ Financial Group, Inc.	967,039	5,187,120
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,400	160,279
Mitsuboshi Belting Ltd.	500	9,534
Mitsui & Associates Telepark Corp.	300	5,847
Mitsui & Co. Ltd.	132,082	2,149,326
Mitsui Chemicals, Inc.	12,900	322,604
Mitsui Engineering & Shipbuilding Co. (a)	7,000	78,595
Mitsui Fudosan Co. Ltd.	71,640	1,734,356
Mitsui Fudosan Logistics Park, Inc.	17	53,922
Mitsui High-Tec, Inc.	500	4,196
Mitsui Mining & Smelting Co. Ltd.	5,300	124,222
Mitsui OSK Lines Ltd.	10,800	268,897
Mitsui Sugar Co. Ltd.	700	18,964
Mitsui-Soko Co. Ltd. (a)	400	7,051
Miura Co. Ltd.	5,855	145,132
mixi, Inc.	1,500	37,911
Mizuho Financial Group, Inc.	1,920,784	3,152,693
Mizuno Corp.	200	4,673
Mochida Pharmaceutical Co. Ltd.	900	79,569
Modec, Inc.	300	6,706
Monex Group, Inc.	14,500	50,585
MonotaRO Co. Ltd.	10,000	212,348
Mori Hills REIT Investment Corp.	89	118,067
Mori Trust Hotel (REIT), Inc.	15	18,467
MORI TRUST Sogo (REIT), Inc.	64	99,121
Morinaga & Co. Ltd.	7,100	290,714
Morinaga Milk Industry Co. Ltd.	2,700	78,081
Morita Holdings Corp.	100	1,616
MOS Food Services, Inc.	400	10,022
MS&AD Insurance Group Holdings, Inc.	38,997	1,157,827
Murata Manufacturing Co. Ltd.	14,934	2,243,324
Musashi Seimitsu Industry Co. Ltd.	1,800	26,126
Nabtesco Corp.	8,300	218,463
Nachi-Fujikoshi Corp.	500	19,945
Nagaileben Co. Ltd.	1,400	28,045
Nagase & Co. Ltd.	6,300	91,962
Nagoya Railroad Co. Ltd.	12,416	328,282
Nakanishi, Inc.	3,900	67,026
Namura Shipbuilding Co. Ltd.	500	2,075
Nankai Electric Railway Co. Ltd.	8,500	227,239
NEC Corp.	21,400	717,099
NEC System Integration & Constuction Ltd.	100	2,204
Net One Systems Co. Ltd.	8,800	182,908
New Hampshire Foods Ltd.	6,813	268,955
Nexon Co. Ltd. (a)	40,200	613,380
NGK Insulators Ltd.	17,200	263,704
NGK Spark Plug Co. Ltd.	14,300	306,940
NHK Spring Co. Ltd.	29,387	272,219
Nichi-iko Pharmaceutical Co. Ltd.	500	7,524
Nichias Corp.	2,000	34,593
Nichicon Corp.	1,700	13,453
Nichiha Corp.	4,100	104,904
Nichirei Corp.	12,310	331,808
Nidec Corp.	18,345	2,194,495
Nifco, Inc.	8,300	201,623
Nihon Kohden Corp.	7,500	235,139
Nihon M&A Center, Inc.	15,600	389,123
Nihon Parkerizing Co. Ltd.	5,100	60,212
Nihon Unisys Ltd.	8,000	190,443
Nikkiso Co. Ltd.	2,200	20,379
Nikkon Holdings Co. Ltd.	3,200	80,437
Nikon Corp.	30,000	513,381
Nintendo Co. Ltd.	9,388	2,847,269
Nippo Corp.	3,400	64,863
Nippon Accommodations Fund, Inc.	41	217,939
Nippon Building Fund, Inc.	107	691,558
Nippon Chemi-con Corp.	500	9,970
Nippon Densetsu Kogyo Co. Ltd.	13,300	291,336
Nippon Electric Glass Co. Ltd.	10,500	291,118
Nippon Express Co. Ltd.	7,366	465,257
Nippon Flour Mills Co. Ltd.	19,100	319,838
Nippon Gas Co. Ltd.	4,200	153,656
Nippon Kayaku Co. Ltd.	21,700	272,732
Nippon Light Metal Holding Co. Ltd.	30,000	66,376
Nippon Paint Holdings Co. Ltd.	11,097	370,834
Nippon Paper Industries Co. Ltd.	11,945	233,691
Nippon Prologis REIT, Inc.	156	340,142
Nippon REIT Investment Corp.	38	134,487
Nippon Seiki Co. Ltd.	2,800	51,874
Nippon Sheet Glass Co. Ltd.	9,500	85,559
Nippon Shinyaku Co. Ltd.	5,300	335,736
Nippon Shokubai Co. Ltd.	2,300	152,031
Nippon Signal Co. Ltd.	200	1,737
Nippon Soda Co. Ltd.	2,400	60,768
Nippon Steel & Sumikin Bussan Corp.	1,200	50,126
Nippon Steel & Sumitomo Metal Corp.	63,183	1,165,920
Nippon Suisan Kaisha Co. Ltd.	24,800	152,545
Nippon Telegraph & Telephone Corp.	57,532	2,473,197
Nippon Yusen KK	21,800	363,850
Nipro Corp.	10,138	135,701
Nishi-Nippon Financial Holdings, Inc.	8,300	74,751
Nishi-Nippon Railroad Co. Ltd.	3,400	86,682
Nishimatsu Construction Co. Ltd.	6,100	141,853
Nishimatsuya Chain Co. Ltd.	1,000	8,235
Nishio Rent All Co. Ltd.	1,200	37,567
Nissan Chemical Corp.	11,400	604,930
Nissan Motor Co. Ltd.	184,348	1,574,332
Nissan Shatai Co. Ltd.	2,300	20,989
Nissha Co. Ltd.	1,900	24,804
Nisshin Oillio Group Ltd.	800	22,878
Nisshin Seifun Group, Inc.	18,000	362,066
Nisshinbo Holdings, Inc.	13,200	114,640
Nissin Electric Co. Ltd.	400	3,492
Nissin Food Holdings Co. Ltd.	4,400	279,128
Nissin Kogyo Co. Ltd.	2,000	27,138
Nitori Holdings Co. Ltd.	7,700	1,000,982
Nitta Corp.	7,500	245,467
Nitto Boseki Co. Ltd.	1,200	21,075
Nitto Denko Corp.	14,242	802,808
Nitto Kogyo Corp.	500	9,011
NKSJ Holdings, Inc.	28,319	1,062,304
Noevir Holdings Co. Ltd.	600	25,586
NOF Corp.	8,600	283,048
Nojima Co. Ltd.	1,100	21,662
NOK Corp.	18,400	296,123
NOMURA Co. Ltd.	2,400	65,241
Nomura Holdings, Inc.	271,854	1,061,542
Nomura Real Estate Holdings, Inc.	10,100	195,927
Nomura Real Estate Master Fund, Inc.	313	447,984
Nomura Research Institute Ltd.	11,770	479,769
Noritz Corp.	1,500	20,835
North Pacific Bank Ltd.	23,400	62,515
NS Solutions Corp.	3,200	84,080
NSD Co. Ltd.	1,200	25,405
NSK Ltd.	46,400	451,114
NTN Corp.	45,500	148,708
NTT Data Corp.	55,500	660,344
NTT DOCOMO, Inc.	108,630	2,610,032
Obara Group, Inc.	800	26,073
Obayashi Corp.	58,000	550,048
OBIC Business Consultants Ltd.	2,500	92,380
OBIC Co. Ltd.	4,841	456,878
Odakyu Electric Railway Co. Ltd.	22,500	505,049
Ogaki Kyoritsu Bank Ltd.	25,100	521,702
Ohsho Food Service Corp.	1,600	106,936
Oiles Corp.	100	1,667
Oji Holdings Corp.	73,900	426,744
Okamoto Industries, Inc.	200	10,264
Okamura Corp.	3,200	41,159
Okasan Securities Group, Inc.	13,034	57,078
Oki Electric Industry Co. Ltd.	9,900	127,425
Okuma Corp.	1,000	51,503
Okumura Corp.	1,000	31,535
Olympus Corp.	25,300	1,038,247
OMRON Corp.	18,000	735,368
Ono Pharmaceutical Co. Ltd.	30,080	654,621
Onward Holdings Co. Ltd.	6,000	34,978
Open House Co. Ltd.	3,400	141,400
Optex Group Co. Ltd.	2,400	42,040
Oracle Corp. Japan	2,300	167,234
Orient Corp.	7,300	8,578
Oriental Land Co. Ltd.	15,934	1,628,142
ORIX Corp.	110,320	1,661,003
ORIX JREIT, Inc.	229	400,080
Osaka Gas Co. Ltd.	34,200	674,110
OSG Corp.	7,800	159,187
Otsuka Corp.	10,600	341,574
Otsuka Holdings Co. Ltd.	33,618	1,374,349
Outsourcing, Inc.	9,600	109,022
Pacific Industrial Co. Ltd.	7,600	107,101
Pacific Metals Co. Ltd.	1,400	37,428
PALTAC Corp.	2,000	95,846
Pan Pacific International Hold	10,323	599,904
Panasonic Corp.	174,689	1,710,594
Paramount Bed Holdings Co. Ltd.	1,000	41,864
Park24 Co. Ltd.	11,340	269,953
Penta-Ocean Construction Co. Ltd.	25,800	150,880
Pepper Food Service Co. Ltd.	700	16,503
PeptiDream, Inc. (a)	9,900	421,267
Pigeon Corp.	9,400	365,903
Pilot Corp.	1,600	77,999
Piolax, Inc.	2,600	53,014
Pioneer Corp. (a)	5,000	2,984
Plenus Co. Ltd.	100	1,686
Pola Orbis Holdings, Inc.	6,889	205,231
Premier Investment Corp.	98	119,570
Press Kogyo Co. Ltd.	8,100	43,874
Pressance Corp.	200	2,721
Prestige International, Inc.	8,000	95,111
Prima Meat Packers Ltd.	1,000	18,885
Raito Kogyo Co. Ltd.	4,000	48,731
Rakuten, Inc.	65,795	494,708
Recruit Holdings Co. Ltd.	90,654	2,423,959
Relia, Inc.	200	1,739
Relo Group, Inc.	7,300	191,807
Renesas Electronics Corp. (a)	83,355	478,282
Rengo Co. Ltd.	12,600	109,892
Resona Holdings, Inc.	159,000	802,700
Resorttrust, Inc.	18,300	255,536
Ricoh Co. Ltd.	56,000	595,345
Ricoh Leasing Co. Ltd.	300	9,171
Ringer Hut Co. Ltd.	100	2,138
Rinnai Corp.	3,961	261,824
Riso Kagaku Corp.	100	1,507
ROHM Co. Ltd.	8,100	568,134
Rohto Pharmaceutical Co. Ltd.	12,100	324,703
Round One Corp.	2,100	23,829
Royal Holdings Co. Ltd.	11,400	277,451
Ryobi Ltd.	1,500	38,462
Ryohin Keikaku Co. Ltd.	1,883	444,279
S Foods, Inc.	2,000	72,068
Saizeriya Co. Ltd.	1,600	30,303
Sakai Moving Service Co. Ltd.	400	21,813
Sakata INX Corp.	1,600	17,465
Sakata Seed Corp.	3,900	128,359
San-A Co. Ltd.	1,000	39,660
San-Ai Oil Co. Ltd.	2,200	19,329
SanBio Co. Ltd. (a)	2,200	145,623
Sanden Holdings Corp. (a)	200	1,489
Sangetsu Corp.	18,800	343,638
Sanken Electric Co. Ltd.	1,800	37,496
Sanki Engineering Co. Ltd.	2,100	21,901
Sankyo Co. Ltd. (Gunma)	3,100	119,816
Sankyo Tateyama, Inc.	400	4,943
Sankyu, Inc.	6,500	316,273
Sanrio Co. Ltd.	6,500	133,968
Santen Pharmaceutical Co. Ltd.	39,360	541,663
Sanwa Holdings Corp.	27,400	314,437
Sanyo Chemical Industries Ltd.	1,600	76,530
Sanyo Special Steel Co. Ltd.	1,200	25,911
Sapporo Breweries Ltd.	3,800	86,553
Sato Holding Corp.	1,700	40,157
Sawai Pharmaceutical Co. Ltd.	2,700	138,811
SBI Holdings, Inc. Japan	18,600	395,821
Screen Holdings Co. Ltd.	3,200	136,167
SCSK Corp.	3,500	141,221
Secom Co. Ltd.	17,533	1,464,933
Sega Sammy Holdings, Inc.	17,319	243,269
Seibu Holdings, Inc.	18,400	318,759
Seikagaku Corp.	2,200	24,863
Seiko Epson Corp.	19,673	312,095
Seiko Holdings Corp.	3,200	67,334
Seino Holdings Co. Ltd.	20,500	282,304
Seiren Co. Ltd.	4,100	68,242
Sekisui Chemical Co. Ltd.	29,500	458,242
Sekisui House (REIT), Inc.	265	185,384
Sekisui House Ltd.	46,980	701,303
Sekisui Jushi Corp.	3,100	58,314
SENKO Co. Ltd.	15,800	128,373
Senshu Ikeda Holdings, Inc.	17,690	48,397
Seria Co. Ltd.	5,600	172,229
Seven & i Holdings Co. Ltd.	61,829	2,692,220
Seven Bank Ltd.	68,900	204,945
SG Holdings Co. Ltd.	12,100	324,037
Sharp Corp.	22,200	234,993
Shibuya Corp.	200	6,628
Shiga Bank Ltd.	13,200	306,960
Shikoku Electric Power Co., Inc.	8,900	112,266
Shima Seiki Manufacturing Ltd.	2,800	91,127
Shimachu Co. Ltd.	2,900	82,933
Shimadzu Corp.	24,700	565,770
Shimamura Co. Ltd.	2,400	207,335
SHIMANO, Inc.	6,365	889,376
SHIMIZU Corp.	47,800	405,922
Shin-Etsu Chemical Co. Ltd.	30,435	2,566,176
Shinko Electric Industries Co. Ltd.	1,800	12,361
Shinmaywa Industries Ltd.	9,500	128,033
Shinsei Bank Ltd.	10,100	136,490
Shionogi & Co. Ltd.	23,700	1,454,746
Ship Healthcare Holdings, Inc.	2,800	105,522
Shiseido Co. Ltd.	32,555	1,935,218
Shizuoka Bank Ltd.	34,900	292,208
Shizuoka Gas Co. Ltd.	3,800	30,735
SHO-BOND Holdings Co. Ltd.	1,600	112,958
Shochiku Co. Ltd.	800	80,202
Showa Corp.	3,200	41,129
Showa Denko K.K.	11,482	383,700
Showa Sangyo Co. Ltd.	200	5,251
Showa Shell Sekiyu K.K.	20,000	297,452
Siix Corp.	1,400	19,601
Sintokogio Ltd.	600	5,062
SKY Perfect JSAT Holdings, Inc.	3,000	13,193
Skylark Co. Ltd.	17,800	295,782
SMC Corp.	4,867	1,596,492
SMS Co., Ltd.	9,400	154,646
Sodick Co. Ltd.	600	4,528
SoftBank Corp. (a)	135,000	1,664,494
SoftBank Corp.	69,101	5,442,655
Sohgo Security Services Co., Ltd.	4,900	213,229
Sojitz Corp.	126,900	486,979
Sony Corp.	105,505	5,286,533
Sony Financial Holdings, Inc.	17,500	331,444
Sosei Group Corp. (a)	3,712	34,522
Sotetsu Holdings, Inc.	5,500	164,356
Square Enix Holdings Co. Ltd.	10,800	356,943
St. Marc Holdings Co. Ltd.	100	2,272
Stanley Electric Co. Ltd.	9,139	264,710
Star Micronics Co. Ltd.	2,800	40,949
Starts Corp., Inc.	500	11,196
Subaru Corp.	53,125	1,244,664
Sugi Holdings Co. Ltd.	3,400	141,088
Sumco Corp.	15,800	218,451
Sumitomo Bakelite Co. Ltd.	2,400	89,236
Sumitomo Chemical Co. Ltd.	136,400	708,767
Sumitomo Corp.	88,400	1,364,651
Sumitomo Electric Industries Ltd.	57,600	817,796
Sumitomo Forestry Co. Ltd.	20,323	264,754
Sumitomo Heavy Industries Ltd.	13,947	470,555
Sumitomo Metal Mining Co. Ltd.	20,900	601,720
Sumitomo Mitsui Construction Co. Ltd.	19,960	127,172
Sumitomo Mitsui Financial Group, Inc.	108,433	4,033,923
Sumitomo Mitsui Trust Holdings, Inc.	28,700	1,087,138
Sumitomo Osaka Cement Co. Ltd.	5,003	221,386
Sumitomo Realty & Development Co. Ltd.	27,187	1,036,563
Sumitomo Riko Co. Ltd.	500	4,480
Sumitomo Rubber Industries Ltd.	10,600	146,848
Sumitomo Seika Chemicals Co. Ltd.	100	3,957
Sundrug Co. Ltd.	5,341	170,392
Suntory Beverage & Food Ltd.	11,700	517,195
Sushiro Global Holdings Ltd.	1,500	87,583
Suzuken Co. Ltd.	8,100	423,870
Suzuki Motor Corp.	28,640	1,491,883
Sysmex Corp.	14,500	808,328
SystemPro Co. Ltd.	3,600	39,627
T&D Holdings, Inc.	51,000	630,448
Tachi-S Co. Ltd.	1,100	15,087
Tadano Ltd.	11,700	132,656
Taiheiyo Cement Corp.	9,491	324,136
Taikisha Ltd.	1,100	29,216
Taisei Corp.	18,300	858,508
Taisho Pharmaceutical Holdings Co. Ltd.	4,500	454,854
Taiyo Holdings Co. Ltd.	500	15,171
Taiyo Nippon Sanso Corp.	8,400	132,642
Taiyo Yuden Co. Ltd.	11,800	206,263
Takara Bio, Inc.	3,100	69,869
Takara Holdings, Inc.	10,869	124,132
Takara Leben Co. Ltd.	300	939
Takara Standard Co. Ltd.	1,200	17,219
Takasago International Corp.	100	3,089
Takasago Thermal Engineering Co. Ltd.	500	7,868
Takashimaya Co. Ltd.	19,200	260,172
Takeda Pharmaceutical Co. Ltd.	123,570	4,988,924
Takeuchi Manufacturing Co. Ltd.	1,300	23,476
Takuma Co. Ltd.	3,000	37,925
Tamron Co. Ltd.	300	4,721
TDK Corp.	11,081	871,831
TechnoPro Holdings, Inc.	6,200	324,443
TECMO KOEI HOLDINGS CO., LTD.	5,160	86,312
Teijin Ltd.	13,000	224,136
Tekken Corp.	100	2,419
Temp Holdings Co., Ltd.	12,400	220,052
Terumo Corp.	25,500	1,453,330
The Aichi Bank Ltd.	100	3,255
The Aomori Bank Ltd.	1,000	25,706
The Awa Bank Ltd.	2,400	66,431
The Bank of Iwate Ltd.	2,200	66,752
The Bank of Okinawa Ltd.	500	14,253
The Bank of Saga Ltd.	300	4,762
The Chugoku Bank Ltd.	10,700	98,331
The Chukyo Bank Ltd.	1,400	27,479
The Eighteenth Bank Ltd.	100	2,434
The Hachijuni Bank Ltd.	51,300	227,006
The Hokkoku Bank Ltd.	4,400	132,293
The Hyakugo Bank Ltd.	7,000	25,320
The Keiyo Bank Ltd.	3,000	18,894
The Kiyo Bank Ltd.	25,800	371,160
The Miyazaki Bank Ltd.	2,500	62,818
The Musashino Bank Ltd.	900	20,632
The Nanto Bank Ltd.	500	10,195
The Oita Bank Ltd.	1,000	30,617
The Okinawa Electric Power Co., Inc.	1,787	33,780
The Pack Corp.	300	7,935
The San-In Godo Bank Ltd.	43,100	312,196
The Shikoku Bank Ltd.	5,900	56,820
The Sumitomo Warehouse Co. Ltd.	18,900	242,746
The Suruga Bank Ltd.	7,900	33,798
The Tochigi Bank Ltd.	400	878
The Toho Bank Ltd.	9,000	25,862
The Towa Bank Ltd.	1,400	9,177
The Yamagata Bank Ltd.	200	3,621
The Yamanashi Chuo Bank Ltd.	3,400	43,263
THK Co. Ltd.	8,300	196,365
TKC Corp.	1,400	49,227
Toagosei Co. Ltd.	9,400	109,167
Tobu Railway Co. Ltd.	20,700	583,420
Toc Co. Ltd.	2,400	18,156
Tocalo Co. Ltd.	3,600	30,571
Toda Corp.	45,300	289,870
Toei Co. Ltd.	600	73,647
Toho Co. Ltd.	10,300	374,932
Toho Gas Co. Ltd.	6,100	260,689
Toho Holdings Co. Ltd.	12,700	310,490
Toho Zinc Co. Ltd.	1,000	32,913
Tohoku Electric Power Co., Inc.	35,800	483,797
Tokai Carbon Co. Ltd. (b)	22,800	311,047
TOKAI Holdings Corp.	3,000	23,879
Tokai Rika Co. Ltd.	2,100	37,190
Tokai Tokyo Financial Holdings	9,400	41,250
Token Corp.	200	11,770
Tokio Marine Holdings, Inc.	56,093	2,735,515
Tokushu Tokai Paper Co. Ltd.	400	14,083
Tokuyama Corp.	7,435	172,829
Tokyo Broadcasting System Holding	700	12,146
Tokyo Century Corp.	5,700	265,834
Tokyo Dome Corp.	9,900	82,981
Tokyo Electric Power Co., Inc. (a)	122,928	755,004
Tokyo Electron Ltd.	13,423	1,926,726
Tokyo Gas Co. Ltd.	31,435	824,943
Tokyo Ohka Kogyo Co. Ltd.	2,000	56,094
Tokyo Seimitsu Co. Ltd.	2,800	81,487
Tokyo Steel Manufacturing Co. Ltd.	4,700	39,568
Tokyo Tatemono Co. Ltd.	30,700	372,600
Tokyo TY Financial Group, Inc.	1,500	21,111
Tokyotokeiba Co. Ltd.	1,200	32,676
Tokyu Construction Co. Ltd.	2,500	23,227
Tokyu Corp.	44,400	758,173
Tokyu Fudosan Holdings Corp.	57,600	313,052
Tokyu REIT, Inc.	95	146,436
TOMONY Holdings, Inc.	3,900	14,429
Tomy Co. Ltd.	11,000	115,933
Topcon Corp.	13,760	184,688
Toppan Forms Co. Ltd.	300	2,512
Toppan Printing Co. Ltd.	18,000	294,313
Topre Corp.	2,700	59,020
Topy Industries Ltd.	100	2,142
Toray Industries, Inc.	113,000	837,454
TORIDOLL Holdings Corp.	800	14,542
Toshiba Corp.	53,752	1,695,094
Toshiba Machine Co. Ltd.	1,000	20,023
Toshiba Plant Systems & Services Corp.	4,600	86,320
Toshiba Tec Corp.	2,800	67,015
Tosho Co. Ltd.	200	6,096
Tosoh Corp.	29,300	415,055
Totetsu Kogyo Co. Ltd.	400	10,756
Toto Ltd.	12,500	483,704
Towa Pharmaceutical Co. Ltd.	800	56,112
Toyo Engineering Corp. (a)	200	1,296
Toyo Ink South Carolina Holdings Co. Ltd.	2,949	66,710
Toyo Seikan Group Holdings Ltd.	15,200	341,328
Toyo Suisan Kaisha Ltd.	6,536	234,318
Toyo Tire Corp.	7,200	101,002
Toyobo Co. Ltd.	16,800	248,935
Toyoda Gosei Co. Ltd.	3,600	78,362
Toyota Boshoku Corp.	3,100	50,260
Toyota Industries Corp.	11,700	576,810
Toyota Motor Corp.	187,692	11,552,463
Toyota Tsusho Corp.	19,549	620,974
TPR Co. Ltd.	1,200	25,559
Trancom Co. Ltd.	1,500	91,990
Trans Cosmos, Inc.	2,400	49,884
Trend Micro, Inc.	11,900	631,462
Trusco Nakayama Corp.	3,200	84,286
TS tech Co. Ltd.	9,400	281,331
TSI Holdings Co. Ltd.	5,300	35,666
Tsubaki Nakashima Co. Ltd.	3,400	55,967
Tsubakimoto Chain Co.	1,200	44,287
Tsugami Corp.	4,000	26,073
Tsukui Corp.	600	4,429
Tsumura & Co.	9,484	275,574
Tsuruha Holdings, Inc.	4,100	377,911
TV Asahi Corp.	100	1,847
Uacj Corp.	1,600	34,519
Ube Industries Ltd.	17,800	401,021
Ulvac, Inc.	8,959	293,630
Unicharm Corp.	33,600	1,034,605
Unipres Corp.	1,800	34,736
United Arrows Ltd.	3,200	113,252
United Super Markets Holdings, Inc.	2,500	26,739
United Technology Holdings Co. Ltd. (a)	1,500	29,208
United Urban Investment Corp.	197	314,151
Unitika Ltd. (a)	300	1,416
Universal Entertainment Corp. (a)	1,000	30,021
Unizo Holdings Co. Ltd.	3,800	71,692
Ushio, Inc.	28,100	319,116
USS Co. Ltd.	23,300	407,282
V Technology Co. Ltd.	200	28,350
Valor Holdings Co. Ltd.	3,500	84,797
Vector, Inc.	900	11,667
VT Holdings Co. Ltd.	400	1,572
W-Scope Corp.	800	8,329
Wacoal Holdings Corp.	2,000	54,239
Wacom Co. Ltd.	4,200	18,508
Welcia Holdings Co. Ltd.	4,900	185,339
West Japan Railway Co.	13,356	973,452
Xebio Holdings Co. Ltd.	500	5,848
YA-MAN Ltd.	1,600	19,639
Yahoo! Japan Corp.	241,165	648,716
Yakult Honsha Co. Ltd.	11,000	730,135
YAMABIKO Corp. (a)	200	1,978
Yamada Denki Co. Ltd.	74,710	367,634
Yamaguchi Financial Group, Inc.	10,000	101,630
Yamaha Corp.	11,100	485,068
Yamaha Motor Co. Ltd.	23,807	508,378
Yamato Holdings Co. Ltd.	28,000	744,567
Yamato Kogyo Co. Ltd.	2,800	72,773
Yamazaki Baking Co. Ltd.	11,300	220,969
Yamazen Co. Ltd.	300	3,008
Yaoko Co. Ltd.	4,500	235,483
Yaskawa Electric Corp.	19,200	539,380
Yodogawa Steel Works Ltd.	900	18,277
Yokogawa Bridge Holdings Corp.	2,300	41,766
Yokogawa Electric Corp.	26,212	486,579
Yokohama Reito Co. Ltd.	800	6,786
Yokohama Rubber Co. Ltd.	20,100	425,159
Yondoshi Holdings, Inc.	1,600	32,140
YONEX Co. Ltd.	4,400	29,165
Yoshinoya Holdings Co. Ltd.	2,300	36,319
Yuasa Trading Co. Ltd.	400	11,696
Yume No Machi Souzou Iinkai Co. Ltd.	2,200	29,448
Zenkoku Hosho Co. Ltd.	2,500	87,331
Zenrin Co. Ltd.	1,050	26,528
Zensho Holdings Co. Ltd.	5,700	131,347
Zeon Corp.	22,500	230,112
ZERIA Pharmaceutical Co. Ltd.	2,300	37,987
Zojirushi Thermos	3,600	37,644
Zozo, Inc.	20,900	420,782

TOTAL JAPAN		334,728,353

Korea (South) - 3.4%
Advanced Process Systems Corp. (a)	72	1,735
AhnLab, Inc.	84	3,791
AMOREPACIFIC Corp.	1,894	309,018
AMOREPACIFIC Group, Inc.	4,407	271,369
Ananti, Inc. (a)	2,696	61,800
Asiana Airlines, Inc. (a)	10,253	40,231
BGF Retail Co. Ltd.	506	83,694
BGFretail Co. Ltd.	304	2,167
BS Financial Group, Inc.	16,547	109,329
Bukwang Pharmaceutical Co. Ltd.	2,078	43,431
Cafe24 Corp. (a)	754	74,964
Celltrion Healthcare Co. Ltd.	3,966	265,249
Celltrion Pharm, Inc.	791	44,725
Celltrion, Inc. (a)	7,138	1,405,232
Cheil Industries, Inc.	5,771	622,529
Cheil Worldwide, Inc.	13,294	280,835
Chong Kun Dang Pharmaceutical Corp.	171	16,294
CJ CGV Co. Ltd.	1,440	55,209
CJ CheilJedang Corp.	1,315	404,868
CJ Corp.	834	90,340
CJ O Shopping Co. Ltd.	753	143,705
Com2uS Corp.	659	67,889
Cosmax, Inc.	1,863	211,014
Coway Co. Ltd.	5,263	394,572
Daelim Industrial Co.	2,309	221,055
Daesang Corp.	710	16,084
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	37,913
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,699	123,031
Daewoong Pharmaceutical Co. Ltd.	322	56,010
Daou Technology, Inc.	1,864	35,439
Db Insurance Co. Ltd.	3,818	238,533
DGB Financial Group Co. Ltd.	9,863	76,958
DIO Corp. (a)	21	496
Dong Suh Companies, Inc.	448	7,732
Dong-A Socio Holdings Co. Ltd.	6	566
Dongbu HiTek Co. Ltd.	1,070	12,408
Dongkuk Steel Mill Co. Ltd.	3,645	27,294
Dongwon Industries Co.	9	1,901
Doosan Bobcat, Inc.	4,021	120,005
Doosan Heavy Industries & Construction Co. Ltd. (a)	4,885	49,841
Doosan Infracore Co. Ltd. (a)	8,372	65,174
DOUBLEUGAMES Co. Ltd.	331	16,633
DuzonBizon Co. Ltd.	1,292	47,792
E-Mart Co. Ltd.	1,955	337,423
Ecopro Co. Ltd. (a)	1,658	48,514
EO Technics Co. Ltd.	146	6,680
Fila Korea Ltd.	3,806	162,856
Foosung Co. Ltd. (a)	328	2,435
G-treeBNT Co. Ltd. (a)	987	22,758
GemVax & Kael Co. Ltd. (a)	176	1,978
Genexine Co. Ltd. (a)	932	59,987
Grand Korea Leisure Co. Ltd.	2,509	58,077
Green Cross Corp.	278	34,237
Green Cross Holdings Corp.	10,030	215,490
GS Engineering & Construction Corp.	5,979	252,881
GS Holdings Corp.	8,997	439,971
GS Retail Co. Ltd.	2,417	78,327
Halla Holdings Corp.	157	6,167
Hana Financial Group, Inc.	26,690	958,501
Hana Tour Service, Inc.	861	54,798
HanAll BioPharma Co. Ltd. (a)	1,336	41,854
Handsome Co. Ltd.	2,565	85,313
Hanjin Kal Corp.	2,719	67,704
Hankook Tire Co. Ltd.	8,565	321,833
Hankook Tire Worldwide Co. Ltd.	144	2,084
Hanmi Pharm Co. Ltd.	799	311,719
Hanmi Science Co. Ltd.	673	44,345
Hanon Systems	19,096	219,725
Hansae Co. Ltd.	90	1,654
Hansol Chemical Co. Ltd.	1,913	146,171
Hanssem Co. Ltd.	376	24,268
Hanwha Aerospace Co. Ltd. (a)	4,203	118,636
Hanwha Chemical Corp.	6,545	132,085
Hanwha Corp.	9,728	307,380
Hanwha Life Insurance Co. Ltd.	48,251	186,510
HDC Hyundai Development Co. (a)	2,195	97,178
Hite Jinro Co. Ltd.	2,113	32,101
HLB, Inc. (a)	2,915	196,529
Hotel Shilla Co.	3,456	237,974
Huchems Fine Chemical Corp.	136	2,818
HUGEL, Inc. (a)	317	95,320
Hyosung Advanced Materials Co. (a)	92	9,469
Hyosung Chemical Co. Ltd. (a)	66	8,365
Hyosung Corp.	286	17,997
Hyosung Heavy Industries Co. Ltd. (a)	193	7,868
Hyosung TNC Co. Ltd. (a)	89	13,721
Hyundai Construction Equipment Co. Ltd.	348	17,237
Hyundai Department Store Co. Ltd.	1,315	113,008
Hyundai Electric & Energy System Co. Ltd.	108	2,694
Hyundai Elevator Co. Ltd.	1,002	99,981
Hyundai Engineering & Construction Co. Ltd.	7,320	409,288
Hyundai Fire & Marine Insurance Co. Ltd.	6,284	210,986
Hyundai Glovis Co. Ltd.	1,804	230,278
Hyundai Greenfood Co. Ltd.	1,111	13,732
Hyundai Heavy Industries Co. Ltd. (a)	3,156	392,929
Hyundai Home Shopping Network Corp.	100	9,259
Hyundai Industrial Development & Construction Co.	972	16,296
Hyundai Merchant Marine Co. Ltd. (a)	17,796	64,070
Hyundai Mipo Dockyard Co. Ltd. (a)	2,611	147,399
Hyundai Mobis	6,110	1,235,808
Hyundai Motor Co.	9,574	1,114,527
Hyundai Robotics Co. Ltd. (a)	937	302,386
Hyundai Rotem Co. Ltd. (a)	1,945	46,246
Hyundai Steel Co.	8,835	406,634
Hyundai Wia Corp.	1,099	43,123
Iljin Materials Co. Ltd.	2,130	77,642
Illinois-Yang Pharmaceutical Co. Ltd. (a)	17,860	468,002
Industrial Bank of Korea	28,276	362,210
ING Life Insurance Korea Ltd. (d)	2,082	56,054
INNOCEAN Worldwide, Inc.	16	1,014
iNtRON Biotechnology, Inc.	1,996	34,719
IS Dongseo Co. Ltd.	24	653
JB Financial Group Co. Ltd.	11,115	62,048
Jeil Pharmaceutical Co. Ltd.	60	2,427
Jenax, Inc. (a)	1,126	12,349
JW Holdings Corp.	120	773
JW Pharmaceutical Corp.	104	3,777
JYP Entertainment Corp. (a)	3,048	78,637
Kakao Corp.	5,654	504,699
Kangwon Land, Inc.	8,707	266,118
KB Financial Group, Inc.	34,991	1,503,767
KCC Corp.	369	108,468
KEPCO Plant Service & Engineering Co. Ltd.	1,160	35,402
Kia Motors Corp.	22,934	749,396
Kiwoom Securities Co. Ltd.	1,279	98,992
Koh Young Technology, Inc.	946	69,732
Kolmar Korea Co. Ltd.	5,044	304,699
Kolon Industries, Inc.	569	30,332
Kolon Life Science, Inc. (a)	175	11,185
Komipharm International Co. Ltd. (a)	2,596	53,207
Korea Aerospace Industries Ltd. (a)	4,911	150,540
Korea Electric Power Corp.	23,206	717,289
Korea Electric Terminal Co. Ltd.	40	1,517
Korea Express Co. Ltd. (a)	585	88,347
Korea Gas Corp. (a)	1,263	61,423
Korea Investment Holdings Co. Ltd.	3,294	190,398
Korea Petro Chemical Industries Co. Ltd.	202	30,779
Korea Real Estate Investment Trust Co.	960	2,278
Korea Zinc Co. Ltd.	850	336,583
Korean Air Lines Co. Ltd.	2,873	94,008
Korean Reinsurance Co.	3,067	24,731
KT Corp.	90	2,314
KT Skylife Co. Ltd.	136	1,381
KT&G Corp.	11,060	985,272
Kumho Petro Chemical Co. Ltd.	1,976	159,866
Kumho Tire Co., Inc. (a)	6,369	29,085
LG Chemical Ltd.	3,980	1,316,613
LG Corp.	9,649	673,955
LG Display Co. Ltd.	25,577	435,730
LG Electronics, Inc.	8,653	518,046
LG Fashion Corp.	1,267	28,075
LG Hausys Ltd.	145	9,124
LG Home Shopping, Inc.	38	6,490
LG Household & Health Care Ltd.	940	1,068,921
LG Innotek Co. Ltd.	911	79,845
LG International Corp.	1,950	30,238
LG Telecom Ltd.	13,039	176,990
Lotte Chemical Corp.	1,474	397,508
Lotte Confectionery Co. Ltd. (a)	2,279	107,145
Lotte Fine Chemical Co. Ltd.	1,033	42,065
LOTTE Hi-Mart Co. Ltd.	97	4,412
Lotte Samkang Co. Ltd.	1	575
Lotte Shopping Co. Ltd.	1,813	319,434
LS Cable Ltd.	839	43,216
LS Industrial Systems Ltd.	1,241	58,456
Mando Corp.	1,635	49,898
Medipost Co. Ltd. (a)	320	22,610
Medy-Tox, Inc.	332	154,595
Meritz Financial Holdings Co.	10,185	113,072
Meritz Fire & Marine Insurance Co. Ltd.	9,111	181,822
Meritz Securities Co. Ltd.	76,557	315,538
Mirae Asset Daewoo Co. Ltd.	52,212	356,237
Mirae Asset Life Insurance Co. Ltd.	883	3,850
Naturecell Co. Ltd. (a)	3,316	40,689
NAVER Corp.	12,321	1,506,302
NCSOFT Corp.	1,358	571,922
Netmarble Corp. (d)	2,300	221,227
Nexen Corp.	3,437	18,383
Nexen Tire Corp.	309	2,742
NHN Entertainment Corp. (a)	450	23,867
Nong Shim Co. Ltd.	55	13,819
Oci Co. Ltd.	1,695	163,035
Orion Corp./Republic of Korea	2,013	205,384
Orion Holdings Corp.	184	3,118
Osstem Implant Co. Ltd. (a)	2,868	143,087
Ottogi Corp.	320	224,086
Paradise Co. Ltd.	2,531	41,522
Partron Co. Ltd.	892	7,265
Pearl Abyss Corp. (a)	493	85,666
Pharmicell Co. Ltd. (a)	3,798	60,430
Poongsan Corp.	1,184	32,462
POSCO	6,894	1,702,135
POSCO Chemtech Co. Ltd.	2,467	131,951
Posco Daewoo Corp.	1,030	18,518
S&T Motiv Co. Ltd.	21	644
S-Oil Corp.	4,998	469,505
S.M. Entertainment Co. Ltd. (a)	1,057	45,656
S1 Corp.	2,397	221,938
Samlip General Food Co. Ltd.	19	1,998
Samsung Biologics Co. Ltd. (a)(d)	1,419	508,959
Samsung Card Co. Ltd.	7,810	234,139
Samsung Electro-Mechanics Co. Ltd.	4,684	454,745
Samsung Electronics Co. Ltd.	405,227	16,811,149
Samsung Engineering Co. Ltd. (a)	13,633	205,274
Samsung Fire & Marine Insurance Co. Ltd.	2,351	576,956
Samsung Heavy Industries Co. Ltd. (a)	32,488	265,761
Samsung Life Insurance Co. Ltd.	5,463	433,630
Samsung SDI Co. Ltd.	4,998	1,004,156
Samsung SDS Co. Ltd.	2,687	539,849
Samsung Securities Co. Ltd.	12,652	380,437
Samyang Holdings Corp.	20	1,496
Sebang Global Battery Co. Ltd.	44	1,483
Seegene, Inc. (a)	124	2,107
Seoul Semiconductor Co. Ltd.	3,465	73,821
SFA Engineering Corp.	764	28,124
Shinhan Financial Group Co. Ltd.	38,066	1,472,612
Shinsegae Co. Ltd.	732	174,046
SillaJen, Inc. (a)	5,766	390,817
SK C&C Co. Ltd.	2,941	696,631
SK Chemicals Co. Ltd.	563	14,652
SK Chemicals Co. Ltd./New (a)	604	37,192
SK Energy Co. Ltd.	5,909	1,001,273
SK Gas Co. Ltd.	28	2,074
SK Hynix, Inc.	48,413	3,216,131
SK Materials Co., Ltd.	159	22,283
SK Networks Co. Ltd.	2,149	11,456
SK Telecom Co. Ltd.	1,592	368,634
SKC Co. Ltd.	1,350	46,965
Soulbrain Co. Ltd.	328	15,008
STX Pan Ocean Co. Ltd. (Korea) (a)	27,089	110,189
Taekwang Industrial Co. Ltd.	71	86,737
Telcon Rf Pharmaceutical, Inc. (a)	2,567	18,807
Texcell-NetCom Co. Ltd. (a)	1,752	27,561
Tong Yang Life Insurance Co. Ltd.	381	1,682
Tongyang, Inc.	451	819
Toptec Co. Ltd.	877	8,672
Vieworks Co. Ltd.	36	1,108
ViroMed Co. Ltd. (a)	1,726	428,230
WONIK IPS Co. Ltd.	486	10,005
Woori Bank	49,984	673,118
Woori Investment & Securities Co. Ltd.	12,772	160,162
Youngone Corp.	1,963	61,232
Yuhan Corp.	917	196,189
YUNGJIN Pharmaceutical Co. Ltd. (a)	5,131	29,889

TOTAL KOREA (SOUTH)		67,556,621

Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	3,518	230,300
Luxembourg - 0.3%
ADO Properties SA (d)	1,507	90,299
Aperam	3,000	91,682
ArcelorMittal SA (Netherlands)	58,204	1,345,397
Aroundtown SA	76,861	679,168
B&M European Value Retail S.A.	107,679	457,873
Eurofins Scientific SA	962	387,149
Grand City Properties SA	11,272	279,972
Millicom International Cellular SA (depository receipt)	6,324	395,584
PLAY Communications SA (d)	7,880	48,266
Reinet Investments SCA	16,415	248,334
RTL Group SA	4,050	221,398
SAF-Holland SA	3,387	42,295
Senvion SA (a)	939	1,913
SES SA (France) (depositary receipt)	31,580	644,130
Solutions 30 SE (a)	5,444	69,540
Stabilus SA	1,795	111,973
Subsea 7 SA	20,602	233,869
Tenaris SA	42,575	534,794

TOTAL LUXEMBOURG		5,883,636

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,753
AirAsia Group BHD	165,300	122,684
Alliance Bank Malaysia Bhd	160,900	166,557
AMMB Holdings Bhd	318,700	350,134
Axiata Group Bhd	202,356	198,107
Berjaya Sports Toto Bhd	6,300	3,476
British American Tobacco (Malaysia) Bhd	8,200	76,715
Bumi Armada Bhd (a)	81,700	3,989
Bumiputra-Commerce Holdings Bhd	395,036	542,017
Bursa Malaysia Bhd	59,700	106,399
Cahya Mata Sarawak Bhd	36,300	27,207
Carlsberg Brewery BHD	6,000	30,029
Dialog Group Bhd	406,500	297,729
DiGi.com Bhd	222,700	253,365
Felda Global Ventures Holdings Bhd (a)(d)	123,800	30,225
Fraser & Neave Holdings BHD	13,500	111,929
Gamuda Bhd	183,800	123,850
Genting Bhd	252,500	427,820
Genting Malaysia Bhd	225,000	180,725
Genting Plantations Bhd	5,700	14,222
Hap Seng Consolidated Bhd	35,500	85,370
Hartalega Holdings Bhd	168,700	222,407
Hong Leong Bank Bhd	45,100	227,262
Hong Leong Credit Bhd	34,000	163,525
IGB (REIT)	92,500	40,198
IHH Healthcare Bhd	182,100	248,965
IJM Corp. Bhd	322,200	143,952
Inari Amertron Bhd	162,950	59,674
IOI Corp. Bhd	338,900	384,738
IOI Properties Group Bhd	134,175	51,102
Kossan Rubber Industries Bhd	29,800	27,574
KPJ Healthcare Bhd	198,000	52,207
Kuala Lumpur Kepong Bhd	25,100	151,237
Lafarge Malaysia Bhd (a)	17,400	7,944
Mah Sing Group Bhd	78,600	17,846
Malayan Banking Bhd	304,359	708,883
Malaysia Airports Holdings Bhd	80,900	158,798
Malaysia Building Society Bhd	103,074	25,039
Maxis Bhd	294,200	413,000
MISC Bhd	76,900	127,291
My E.G.Services Bhd	142,050	34,680
Nestle (Malaysia) BHD	3,600	130,518
Osk Holdings Bhd	3,750	833
Petronas Chemicals Group Bhd	201,300	415,280
Petronas Dagangan Bhd	13,700	88,234
Petronas Gas Bhd	61,400	271,023
POS Malaysia & Services Holding BHD	43,900	20,685
PPB Group Bhd	74,940	332,985
Press Metal Bhd	193,400	203,504
Public Bank Bhd	240,300	1,453,768
QL Resources Bhd	82,550	136,240
RHB Capital Bhd	61,100	80,999
SapuraKencana Petroleum Bhd(a)	716,100	46,330
Serba Dinamik Holdings BHD	121,800	110,322
Sime Darby Bhd	224,689	122,877
Sime Darby Plantation Bhd	173,989	219,610
Sime Darby Property Bhd	222,889	62,579
SP Setia Bhd	181,295	113,752
Sunway (REIT)	92,800	39,648
Sunway Bhd	66,320	26,230
Telekom Malaysia Bhd	59,300	42,130
Tenaga Nasional Bhd	262,100	825,461
TIME dotCom Bhd	29,600	58,607
Top Glove Corp. Bhd	92,800	109,203
UEM Land Holdings Bhd	9,900	1,825
UMW Holdings Bhd	33,700	48,049
UMW Oil & Gas Corp. Bhd (a)	26,254	1,218
UOA Development Bhd	4,000	2,344
Westports Holdings Bhd	100,200	91,002
Yinson Holdings Bhd	23,500	23,523
YTL Corp. Bhd	207,534	55,734

TOTAL MALAYSIA		11,555,137

Malta - 0.0%
Brait SA (a)	18,088	38,402
Kindred Group PLC (depositary receipt)	22,104	226,748

TOTAL MALTA		265,150

Marshall Islands - 0.0%
Seaspan Corp. (b)	5,714	53,140
Mauritius - 0.0%
Golden Agri-Resources Ltd.	818,400	155,023
Mexico - 0.7%
Alfa SA de CV Series A	275,300	346,532
Alsea S.A.B. de CV	39,411	109,068
America Movil S.A.B. de CV Series L	2,800,696	2,242,344
Banco del Bajio SA (d)	54,900	114,496
Banco Santander Mexico SA	152,400	228,175
Bolsa Mexicana de Valores S.A.B. de CV	23,900	47,769
CEMEX S.A.B. de CV unit (a)	1,153,632	623,202
Coca-Cola FEMSA S.A.B. de CV Series L	58,600	366,207
Compartamos S.A.B. de CV	74,100	54,057
Concentradora Fibra Danhos SA de CV	1,300	1,858
Concentradora Fibra Hotelera Mexicana SA de CV (d)	47,600	24,569
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	23,750
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	22,000	16,429
Corporacion Inmobiliaria Vesta S.A.B. de CV	32,100	44,955
Credito Real S.A.B. de CV	13,100	13,503
El Puerto de Liverpool S.A.B. de CV Class C	14,100	92,332
Embotelladoras Arca S.A.B. de CV	26,700	155,294
Fibra Uno Administracion SA de CV	249,935	342,967
Fomento Economico Mexicano S.A.B. de CV unit	167,891	1,527,435
Genomma Lab Internacional SA de CV (a)	58,600	40,635
Gruma S.A.B. de CV Series B	20,815	253,593
Grupo Aeromexico S.A.B. de CV (a)	17,486	22,239
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	26,096	234,222
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	20,740	375,196
Grupo Aeroportuario Norte S.A.B. de CV	46,800	260,405
Grupo Bimbo S.A.B. de CV Series A	178,577	353,096
Grupo Carso SA de CV Series A1	37,527	147,107
Grupo Cementos de Chihuahua S.A.B. de CV	14,100	77,438
Grupo Comercial Chedraui S.A.B. de CV	31,400	60,839
Grupo Financiero Banorte S.A.B. de CV Series O	220,919	1,226,465
Grupo Financiero Inbursa S.A.B. de CV Series O	231,600	335,490
Grupo Herdez S.A.B. de CV	18,800	41,046
Grupo Mexico SA de CV Series B	293,717	703,333
Grupo Televisa SA de CV	187,470	468,718
Hoteles City Express S.A.B. de CV (a)	29,900	35,228
Industrias Bachoco SA de CV Series B	17,700	67,857
Industrias CH SA de CV (a)	9,000	38,024
Industrias Penoles SA de CV	10,060	137,335
Infraestructura Energetica Nova S.A.B. de CV	61,733	242,416
Kimberly-Clark de Mexico SA de CV Series A	129,067	215,446
Macquarie Mexican (REIT) (d)	28,400	31,174
Megacable Holdings S.A.B. de CV unit	33,500	150,627
Mexichem S.A.B. de CV	107,228	286,431
Prologis Property Mexico SA	22,300	38,776
Promotora y Operadora de Infraestructura S.A.B. de CV	26,780	273,258
Qualitas Controladora S.A.B. de CV	2,300	5,622
Regional S.A.B. de CV	24,500	129,507
Telesites S.A.B. de C.V. (a)	40,900	25,666
Terrafina	48,800	69,619
Unifin Financiera SAPI de CV	2,000	4,458
Wal-Mart de Mexico SA de CV Series V	431,230	1,132,071

TOTAL MEXICO		13,858,279

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	185,000	188,740
HKT Trust/HKT Ltd. unit	289,000	426,207
Langham Hospitality Investment unit	24,000	9,675

TOTAL MULTI-NATIONAL		624,622

Netherlands - 2.9%
Aalberts Industries NV	15,620	546,908
ABN AMRO Group NV GDR (d)	35,874	891,853
Accell Group NV	2,287	50,207
AEGON NV	136,192	701,626
AerCap Holdings NV (a)	12,606	595,760
Airbus Group NV	48,294	5,566,371
Akzo Nobel NV	17,520	1,511,224
AMG Advanced Metallurgical Group NV	1,527	55,231
Arcadis NV	4,170	54,030
Argenx SE (a)	2,211	234,091
ASM International NV (Netherlands)	4,075	197,997
ASML Holding NV (Netherlands)	34,041	5,952,667
ASR Nederland NV	14,764	622,893
Basic-Fit NV (a)(d)	1,253	38,293
BE Semiconductor Industries NV	9,450	245,155
BinckBank NV	316	2,257
Brack Capital Properties NV (a)	281	27,780
Brunel International NV	60	837
CNH Industrial NV	89,860	880,840
Constellium NV (a)	8,009	65,994
COSMO Pharmaceuticals NV (a)	427	38,022
CSM NV (exchangeable)	3,479	98,596
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	2,525	81,790
Euronext NV (d)	6,127	377,648
EXOR NV	9,666	617,355
Ferrari NV	10,591	1,316,499
Fiat Chrysler Automobiles NV (a)	92,397	1,577,692
Flow Traders BV (d)	2,332	72,069
Fugro NV (Certificaten Van Aandelen) (a)	3,080	33,963
Gemalto NV (a)	5,347	310,048
Heineken Holding NV	8,658	751,174
Heineken NV (Bearer)	20,566	1,847,219
IMCD Group BV	5,548	405,780
ING Groep NV (Certificaten Van Aandelen)	322,964	3,832,231
Intertrust NV (d)	2,942	47,851
Interxion Holding N.V. (a)	10,093	605,984
Kendrion NV	921	22,454
Koninklijke Ahold Delhaize NV	102,202	2,692,889
Koninklijke BAM Groep NV	9,342	33,394
Koninklijke Boskalis Westminster NV	5,560	146,308
Koninklijke DSM NV	15,364	1,436,783
Koninklijke KPN NV	258,294	794,053
Koninklijke Philips Electronics NV	77,290	3,047,166
Koninklijke Volkerwessels NV	3,756	64,401
Koninklijke Wessanen NV	6,068	62,162
NN Group NV	24,525	1,036,393
NSI NV	4,639	195,401
NXP Semiconductors NV	28,955	2,519,954
OCI NV (a)	11,437	241,918
Pharming Group NV (a)	50,698	47,990
Philips Lighting NV (d)	10,480	259,940
PostNL NV	26,741	69,265
QIAGEN NV (Germany) (a)	16,351	602,634
Randstad NV	11,015	530,913
RHI Magnesita NV	4,321	241,659
SBM Offshore NV	16,198	267,350
Steinhoff International Holdings NV (South Africa) (a)	197,801	24,755
STMicroelectronics NV (France)	53,870	859,446
Takeaway.com Holding BV (a)(d)	2,089	132,465
TKH Group NV (depositary receipt)	7,498	361,826
TomTom Group BV (a)	12,105	108,626
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	11,598	2,086,310
Unilever NV (Certificaten Van Aandelen) (Bearer)	125,807	6,736,990
VastNed Retail NV	905	35,271
Vopak NV	7,371	374,680
Wereldhave NV	1,967	62,995
Wolters Kluwer NV	22,725	1,415,000
X5 Retail Group NV unit	10,871	285,287

TOTAL NETHERLANDS		57,052,613

New Zealand - 0.2%
Air New Zealand Ltd.	48,086	93,396
Argosy Property Ltd.	24,000	19,824
Auckland International Airport Ltd.	74,339	377,666
Chorus Ltd.	114,037	386,230
Contact Energy Ltd.	50,980	212,834
Fisher & Paykel Healthcare Corp.	50,502	438,432
Fletcher Building Ltd. (a)	73,893	255,374
Genesis Energy Ltd.	25,704	47,259
Goodman Property Trust	98,744	108,862
Infratil Ltd.	62,730	163,463
Kiwi Property Group Ltd.	148,761	146,010
Mercury Nz Ltd.	64,663	157,774
Meridian Energy Ltd.	74,532	181,338
Metlifecare Ltd.	10,948	39,123
New Zealand Refining Co. Ltd.	2,258	3,637
Precinct Properties New Zealand Ltd.	124,126	128,265
Restaurant Brands NZ Ltd.	10,902	64,428
Ryman Healthcare Group Ltd.	26,176	189,613
Sky Network Television Ltd.	43,709	57,100
SKYCITY Entertainment Group Ltd.	56,805	150,772
Spark New Zealand Ltd.	218,067	611,202
Summerset Group Holdings Ltd.	6,299	26,602
The a2 Milk Co. Ltd. (a)	56,479	493,834
Trade Maine Group Ltd.	38,105	166,984
Z Energy Ltd.	21,573	89,468

TOTAL NEW ZEALAND		4,609,490

Norway - 0.6%
Akastor ASA (a)	1,713	2,620
Aker ASA (A Shares)	4,705	330,256
Aker Bp ASA	13,993	465,883
Aker Solutions ASA (a)	14,785	80,605
Austevoll Seafood ASA	5,930	75,514
B2Holding ASA	10,356	17,510
Borregaard ASA	6,927	61,435
Det Norske Oljeselskap ASA (DNO) (A Shares)	40,407	77,710
DNB ASA	76,419	1,356,379
Elkem ASA (a)(d)	44,366	128,354
Entra ASA (d)	5,779	83,595
Equinor ASA	88,322	2,019,040
Europris ASA (d)	6,082	19,543
Gjensidige Forsikring ASA	20,240	348,695
Grieg Seafood ASA	4,522	58,228
Kongsberg Automotive ASA (a)	27,567	23,436
Kongsberg Gruppen ASA	12,021	167,331
Leroy Seafood Group ASA	19,203	152,869
Marine Harvest ASA	38,023	836,745
Merkantildata ASA	5,873	81,195
Nordic Nanovector ASA (a)	1,041	5,253
Nordic VLSI ASA (a)	8,476	29,396
Norsk Hydro ASA	109,330	506,857
Norway Royal Salmon ASA	136	3,282
Norwegian Air Shuttle A/S (a)(b)	3,768	57,521
Norwegian Finans Holding ASA (a)	11,093	91,083
Ocean Yield ASA	4,258	30,544
Orkla ASA	77,729	625,780
Petroleum Geo-Services ASA (a)	14,562	32,797
Protector Forsikring ASA (a)	1,752	9,950
Salmar ASA	4,158	217,416
Scatec Solar AS (d)	7,878	78,463
Schibsted ASA (B Shares)	7,323	232,264
Skandiabanken ASA (d)	7,051	63,956
SpareBank 1 SR-Bank ASA (primary capital certificate)	21,153	228,737
Sparebanken Midt-Norge	13,816	141,863
Sparebanken Nord-Norge	9,302	72,793
Storebrand ASA (A Shares)	60,008	459,206
Telenor ASA	57,052	1,078,272
TGS Nopec Geophysical Co. ASA	10,051	298,052
Tomra Systems ASA	9,452	244,875
Veidekke ASA	19,046	207,534
Wallenius Wilhelmsen ASA (a)	3,283	11,600
XXL ASA (d)	8,237	27,590
Yara International ASA	15,878	655,343

TOTAL NORWAY		11,797,370

Pakistan - 0.0%
Engro Corp. Ltd.	18,100	43,921
Fauji Fertilizer Co. Ltd.	31,000	23,952
Habib Bank Ltd.	43,900	47,293
Hub Power Co. Ltd.	17,200	11,577
Lucky Cement Ltd.	7,200	24,448
MCB Bank Ltd.	28,400	42,709
National Bank of Pakistan (a)	186,000	63,216
Oil & Gas Development Co. Ltd.	34,300	37,338
Pakistan Oilfields Ltd.	50,950	174,185
Pakistan State Oil Co. Ltd.	55,396	98,675
United Bank Ltd.	39,600	43,743

TOTAL PAKISTAN		611,057

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	128,436	729,143
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	20,779	325,191
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	165,400	203,816
Aboitiz Power Corp.	140,300	103,328
Alliance Global Group, Inc.	125,700	33,028
Ayala Corp.	17,485	310,867
Ayala Land, Inc.	817,000	695,719
Bank of the Philippine Islands (BPI)	91,244	159,248
BDO Unibank, Inc.	166,363	430,744
Bloomberry Resorts Corp.	351,100	74,206
Cebu Air, Inc.	5,790	9,772
Cosco Capital, Inc.	9,000	1,276
D&L Industries, Inc.	313,200	68,118
DMCI Holdings, Inc.	485,800	117,211
DoubleDragon Properties Corp.	7,760	3,044
Filinvest Land, Inc.	24,000	686
First Gen Corp.	9,200	3,600
Globe Telecom, Inc.	2,120	82,133
GT Capital Holdings, Inc.	8,815	180,391
International Container Terminal Services, Inc.	11,690	24,259
JG Summit Holdings, Inc.	199,570	247,453
Jollibee Food Corp.	42,610	258,242
Manila Electric Co.	22,440	157,433
Manila Water Co., Inc.	38,600	20,359
Megaworld Corp.	1,235,000	122,221
Metro Pacific Investments Corp.	1,211,600	112,934
Metropolitan Bank & Trust Co.	172,281	277,553
Philippine Long Distance Telephone Co.	7,620	189,290
Robinsons Land Corp.	137,056	57,961
Security Bank Corp.	13,030	44,733
SM Investments Corp.	17,580	333,797
SM Prime Holdings, Inc.	1,057,100	772,449
Universal Robina Corp.	72,050	204,653
Vista Land & Lifescapes, Inc.	61,300	6,866

TOTAL PHILIPPINES		5,307,390

Poland - 0.3%
Alior Bank SA (a)	9,906	153,018
Asseco Poland SA	7,520	96,970
Bank Handlowy w Warszawie SA	3,034	56,321
Bank Millennium SA (a)	36,074	85,475
Bank Polska Kasa Opieki SA	17,344	515,325
Bank Zachodni WBK SA	2,457	246,730
BRE Bank SA	902	108,800
Budimex SA	886	25,754
CD Projekt RED SA (a)	4,929	251,588
Ciech SA	399	5,617
Cyfrowy Polsat SA (a)	22,762	144,922
Dino Polska SA (a)(d)	2,916	78,572
ENEA SA (a)	14,840	42,777
Energa SA (a)	14,234	38,774
Eurocash SA	2,146	11,605
Grupa Lotos SA	7,051	176,161
Jastrzebska Spolka Weglowa SA (a)	5,055	92,751
KGHM Polska Miedz SA (Bearer) (a)	10,994	278,099
Kruk SA	919	41,378
LPP SA	118	265,329
NG2 SA	2,770	133,053
PKP Cargo SA (a)	2,161	23,802
Polish Oil & Gas Co. SA	122,528	251,152
Polska Grupa Energetyczna SA (a)	69,015	219,890
Polski Koncern Naftowy Orlen SA	26,028	732,090
Powszechna Kasa Oszczednosci Bank SA	81,502	865,072
Powszechny Zaklad Ubezpieczen SA	57,196	686,217
Tauron Polska Energia SA (a)	68,381	43,537
Telekomunikacja Polska SA (a)	39,036	58,726
Warsaw Stock Exchange	1,335	14,346
Zaklady Azotowe w Tarnowie-Moscicach SA	3,442	34,194

TOTAL POLAND		5,778,045

Portugal - 0.1%
Altri SGPS SA	5,601	46,351
Banco Comercial Portugues SA (Reg.) (a)	682,512	188,270
Corticeira Amorim SGPS SA	7,280	81,244
CTT Correios de Portugal SA	8,784	31,630
Energias de Portugal SA	225,524	823,450
Galp Energia SGPS SA Class B	41,745	651,976
Jeronimo Martins SGPS SA	17,254	244,294
NOS SGPS SA	16,243	105,322
Portucel Industrial Empresa Produtora de Celulosa SA	21,540	105,374
REN - Redes Energeticas Nacionais SGPS SA	21,868	65,629
Sonae SGPS SA	33,655	35,112

TOTAL PORTUGAL		2,378,652

Qatar - 0.3%
Barwa Real Estate Co. (a)	16,543	185,038
Doha Bank (a)	11,521	66,885
Ezdan Holding Group (a)	66,236	284,305
Gulf International Services QSC (a)	5,759	26,396
Gulf Warehousing Co. (a)	4,339	50,773
Industries Qatar QSC (a)	12,970	511,477
Masraf al Rayan (a)	33,155	371,485
Medicare Group (a)	2,883	52,032
Qatar Electricity & Water Co. (a)	3,556	183,571
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	23,350	128,183
Qatar Insurance Co. SAQ	22,622	242,223
Qatar Islamic Bank (a)	9,687	420,318
Qatar National Bank SAQ	37,401	2,033,565
Qatar National Cement Co. QSC (a)	53	1,078
Qatar Navigation QPSC (a)	4,853	91,958
Qatar Telecom (Qtel) Q.S.C. (a)	7,536	157,078
The Commercial Bank of Qatar (a)	12,996	151,502
United Development Co. (a)	43,829	202,090
Vodafone Qatar QSC (a)	25,104	57,703

TOTAL QATAR		5,217,660

Russia - 0.8%
Aeroflot - Russian Airlines	63,269	104,451
Alrosa Co. Ltd.	178,003	268,380
Credit Bank of Moscow (a)	1,200,400	98,702
Gazprom OAO	883,211	2,199,853
Inter Rao Ues JSC	2,893,773	169,324
LSR Group OJSC GDR (Reg. S)	12,843	25,224
Lukoil PJSC	40,529	3,267,064
Magnit OJSC GDR (Reg. S)	29,997	477,552
Magnitogorsk Iron & Steel Works PJSC	183,600	121,614
Mechel Steel Group OAO sponsored ADR (a)(b)	13,492	32,246
MMC Norilsk Nickel PJSC	5,155	1,072,164
Mobile TeleSystems OJSC sponsored ADR	45,205	388,763
Moscow Exchange MICEX-RTS OAO	209,074	296,868
Mosenergo PJSC	337,078	11,257
NOVATEK OAO GDR (Reg. S)	7,555	1,386,343
Novolipetsk Steel OJSC	79,781	185,533
PhosAgro OJSC GDR (Reg. S)	17,450	237,669
Polyus PJSC	1,819	152,877
Rosneft Oil Co. OJSC	92,066	579,198
SAFMAR Financial Investments PJSC	6,590	56,172
Sberbank of Russia	905,673	3,027,390
Severstal PAO	22,033	336,545
Sistema JSFC sponsored GDR	4,633	12,917
Surgutneftegas OJSC	320,186	133,986
Tatneft PAO	129,927	1,603,765
TMK OAO GDR (Reg. S)	2,884	9,359
VTB Bank OJSC (a)	263,487,980	152,240

TOTAL RUSSIA		16,407,456

Singapore - 0.9%
Accordia Golf Trust	13,000	5,311
Ascendas Hospitality Trust unit	11,400	7,198
Ascendas Real Estate Investment Trust	273,100	555,856
Ascott Residence Trust	83,171	73,521
Asian Pay Television Trust	50,400	4,904
BOC Aviation Ltd. Class A (d)	19,200	163,258
Cache Logistics Trust	48,292	26,187
CapitaCommercial Trust (REIT)	213,289	297,863
CapitaLand Ltd.	227,100	561,761
CapitaMall Trust	245,400	437,498
CapitaRetail China Trust	58,301	64,962
CDL Hospitality Trusts unit	39,800	49,373
City Developments Ltd.	26,500	180,906
ComfortDelgro Corp. Ltd.	149,900	259,447
DBS Group Holdings Ltd.	145,466	2,584,718
ESR (REIT)	347,526	135,530
Ezion Holdings Ltd. warrants 4/6/23 (a)	30,780	72
Far East Hospitality Trust unit	12,777	6,312
First (REIT)	8,466	6,855
First Resources Ltd.	20,200	25,659
Frasers Centrepoint Trust	9,100	15,480
Frasers Commercial Trust	98,960	109,531
Frasers Logistics & Industrial Trust	138,820	111,369
Hutchison Port Holdings Trust	671,800	167,950
Jardine Cycle & Carriage Ltd.	5,500	154,312
K-REIT Asia	119,294	104,566
Keppel Corp. Ltd.	135,300	613,081
Keppel DC (REIT)	178,800	191,258
Keppel Infrastructure Trust	222,400	84,255
Lippo Malls Indonesia Retail Trust	147,100	26,225
Macquarie MEAG Prime (REIT)	158,200	84,024
Manulife U.S. REIT	60,100	51,085
Mapletree Commercial Trust	222,423	290,792
Mapletree Greater China Commercial Trust	234,200	222,683
Mapletree Industrial (REIT)	78,431	116,522
Mapletree Logistics Trust (REIT)	167,107	170,061
MobileOne Ltd.	44,200	67,308
NetLink NBN Trust	236,369	137,832
OUE Hospitality Trust	14,400	7,862
Oue Ltd.	6,100	6,933
Oversea-Chinese Banking Corp. Ltd.	259,327	2,217,244
Parkway Life REIT	73,500	156,697
Raffles Medical Group Ltd.	66,330	54,692
Rht Health Trust	35,300	787
Sembcorp Industries Ltd.	100,700	193,740
Sembcorp Marine Ltd.	26,000	30,902
Sheng Siong Group Ltd.	9,400	7,751
SIIC Environment Holdings Ltd.	4,900	1,165
Singapore Airlines Ltd.	45,900	329,026
Singapore Airport Terminal Service Ltd.	113,300	407,348
Singapore Exchange Ltd.	89,200	506,231
Singapore Post Ltd.	76,300	55,828
Singapore Press Holdings Ltd.	177,700	331,323
Singapore Technologies Engineering Ltd.	101,600	280,755
Singapore Telecommunications Ltd.	665,900	1,497,214
SPH REIT	3,000	2,295
StarHub Ltd.	59,300	78,409
Suntec (REIT)	302,200	433,254
United Engineers Ltd.	15,800	29,929
United Overseas Bank Ltd.	112,314	2,101,612
UOL Group Ltd.	38,631	190,544
Venture Corp. Ltd.	31,200	376,847
Wilmar International Ltd.	121,800	301,288
Wing Tai Holdings Ltd.	6,800	10,355
Yangzijiang Shipbuilding Holdings Ltd.	164,600	171,178
Yanlord Land Group Ltd.	140,900	132,925
Yoma Strategic Holdings Ltd.	99,600	25,155

TOTAL SINGAPORE		18,104,814

South Africa - 1.6%
Advtech Ltd.	4,172	4,687
Aeci Ltd.	3,629	24,351
African Rainbow Minerals Ltd.	6,566	73,329
Alexander Forbes Group Holdings Ltd.	5,905	2,048
Anglo American Platinum Ltd.	3,697	177,830
AngloGold Ashanti Ltd.	37,728	531,854
Arrowhead Properties Ltd. A linked	62,596	21,473
Ascendis Health Ltd. (a)	1,377	567
Aspen Pharmacare Holdings Ltd.	33,053	362,035
Astral Foods Ltd.	2,806	34,407
Attacq Ltd.	33,527	40,216
AVI Ltd.	23,358	163,847
Barclays Africa Group Ltd.	73,869	1,029,140
Barloworld Ltd.	16,590	151,344
Bidcorp Ltd.	32,233	688,609
Bidvest Group Ltd.	27,497	420,009
Blue Label Telecoms Ltd. (a)	2,242	752
Capitec Bank Holdings Ltd.	2,631	231,322
Cashbuild Ltd.	1,224	25,654
City Lodge Hotels Ltd.	140	1,288
Clicks Group Ltd.	22,134	328,579
Coronation Fund Managers Ltd.	6,216	19,346
Curro Holdings Ltd. (a)	7,456	16,189
DataTec Ltd.	7,047	15,408
Delta Property Fund Ltd.	4,207	1,354
Dis-Chem Pharmacies Pty Ltd. (d)	10,513	20,338
Discovery Ltd.	37,272	447,419
Emira Property Fund Ltd.	40,873	48,689
EOH Holdings Ltd. (a)	4,397	8,845
Exxaro Resources Ltd.	17,587	204,103
Famous Brands Ltd. (a)	6,133	41,384
FirstRand Ltd.	275,382	1,440,675
Fortress (REIT) Ltd.:
Class A	101,302	147,786
Class B	33,600	39,290
Foschini Ltd.	17,325	221,204
Gold Fields Ltd.	64,741	262,720
Grindrod Ltd. (a)	13,572	7,818
Growthpoint Properties Ltd.	207,469	406,218
Harmony Gold Mining Co. Ltd. (a)	41,942	84,222
Hosken Consolidated Investment Ltd.	537	4,696
Hyprop Investments Ltd.	19,563	132,743
Impala Platinum Holdings Ltd. (a)	53,157	156,128
Imperial Holdings Ltd.	12,136	62,136
Investec Ltd.	12,903	84,692
Invicta Holdings Ltd.	553	1,463
JSE Ltd.	2,784	34,467
KAP Industrial Holdings Ltd.	368,967	237,841
Kumba Iron Ore Ltd.	4,445	113,486
Liberty Holdings Ltd.	7,641	61,537
Life Healthcare Group Holdings Ltd.	99,601	203,651
Massmart Holdings Ltd.	5,344	37,067
MMI Holdings Ltd. (a)	230,389	292,334
Mondi Ltd.	7,852	194,238
Motus Holdings Ltd. (a)	12,136	81,671
Mr Price Group Ltd.	18,227	306,446
MTN Group Ltd.	140,616	922,651
Murray & Roberts Holdings Ltd.	6,685	7,192
Nampak Ltd. (a)	20,838	21,963
Naspers Ltd. Class N	36,633	8,396,141
Nedbank Group Ltd.	30,692	661,265
Netcare Ltd.	129,762	242,134
Northam Platinum Ltd. (a)	19,456	70,878
Oceana Group Ltd.	307	1,780
Old Mutual Ltd.	446,520	787,417
Omnia Holdings Ltd.	834	5,313
Peregrine Holdings Ltd.	1,032	1,420
Pick 'n Pay Stores Ltd.	24,863	130,185
Pioneer Foods Ltd.	15,497	92,874
Pretoria Portland Cement Co. Ltd. (a)	181,818	76,079
PSG Group Ltd.	9,714	183,489
Rand Merchant Insurance Holdings Ltd.	111,637	310,071
Rebosis Property Fund Ltd.	1,887	397
Redefine Properties Ltd.	643,220	511,618
Remgro Ltd.	50,750	807,485
Resilient Property Income Fund Ltd.	13,266	64,621
Reunert Ltd.	37,499	199,316
RMB Holdings Ltd.	73,690	463,960
SA Corporate Real Estate Fund	131,416	37,155
Sanlam Ltd.	166,688	1,057,026
Sappi Ltd.	45,773	269,246
Sasol Ltd.	46,051	1,393,237
Shoprite Holdings Ltd.	41,351	510,194
Sibanye-Stillwater	178,251	154,925
Spar Group Ltd.	22,842	343,394
Standard Bank Group Ltd.	111,550	1,639,977
Sun International Ltd. (a)	7,633	33,821
Super Group Ltd. (a)	46,976	121,728
Telkom SA Ltd.	31,256	158,168
Tiger Brands Ltd.	11,627	242,143
Tongaat Hulett Ltd.	13,023	49,583
Trencor Ltd.	11,924	26,340
Truworths International Ltd.	33,552	202,621
Tsogo Sun Holdings Ltd.	16,839	24,972
Vodacom Group Ltd.	51,483	468,029
Vukile Property Fund Ltd.	82,348	130,379
Wilson Bayly Holmes-Ovcon Ltd.	1,650	17,416
Woolworths Holdings Ltd.	66,189	250,659
Zeder Investments Ltd.	90,708	30,775

TOTAL SOUTH AFRICA		30,870,982

Spain - 2.0%
Acerinox SA	21,073	229,238
ACS Actividades de Construccion y Servicios SA	18,790	777,609
ACS Actividades de Construccion y Servicios SA rights (a)	18,790	10,313
Aedas Homes SAU (a)(d)	8,016	215,615
Aena Sme SA (d)	5,274	910,322
Almirall SA	4,515	76,484
Amadeus IT Holding SA Class A	35,595	2,586,305
Applus Services SA	7,934	90,813
Atresmedia Corporacion de Medios de Comunicacion SA	7,971	38,666
Azucarera Ebro Agricolas SA	7,600	156,494
Banco Bilbao Vizcaya Argentaria SA	548,121	3,253,183
Banco de Sabadell SA	566,169	647,648
Banco Santander SA (Spain)	1,331,196	6,295,874
Bankia SA	115,813	336,701
Bankinter SA	58,648	457,011
Bolsas Y Mercados Espanoles	10,015	302,398
CaixaBank SA	307,441	1,162,742
Catalana Occidente SA	3,461	137,067
Cellnex Telecom Sau (d)	16,445	462,856
Cemex Latam Holdings SA (a)	16,652	23,383
Cie Automotive SA	4,250	119,181
Compania de Distribucion Integral Logista Holdings SA	4,137	106,732
Construcciones y Auxiliar de Ferrocarriles	2,258	101,700
Corporacion Financiera Alba SA	954	47,281
Distribuidora Internacional de Alimentacion SA	26,787	13,101
Enagas SA	22,762	662,538
Ence Energia y Celulosa SA	6,455	50,056
Endesa SA	23,148	578,125
Euskaltel, S.A. (d)	11,343	103,866
Faes Farma SA	21,909	82,253
Ferrovial SA	39,744	890,259
Fluidra SA (a)	5,840	66,176
Fomento Construcciones y Contratas SA (FOCSA) (a)	6,812	100,737
Gas Natural SDG SA	26,478	737,969
Gestamp Automocion SA (d)	10,749	62,808
Global Dominion Access SA (a)(d)	14,952	77,869
Grifols SA	23,911	622,634
Grupo Acciona SA	2,442	232,274
Iberdrola SA	494,023	4,083,340
Inditex SA	90,460	2,530,458
Indra Sistemas SA (a)	12,581	129,314
Inmobiliaria Colonial SA	28,770	294,066
International Consolidated Airlines Group SA	59,718	504,720
Lar Espana Real Estate Socimi SA	11,103	106,878
Liberbank SA (a)	155,645	76,926
MAPFRE SA (Reg.)	118,858	330,317
Masmovil Ibercom SA (a)	6,197	135,052
Mediaset Espana Comunicacion SA	15,993	112,579
Melia Hotels International SA	4,299	43,129
Merlin Properties Socimi SA	28,225	378,307
Metrovacesa SA (d)	6,030	73,230
Miquel y Costas & Miquel SA	842	16,422
Neinor Homes SLU (a)(d)	5,757	82,500
Obrascon Huarte Lain SA	18,317	16,710
Prosegur Compania de Seguridad SA (Reg.)	24,923	134,818
Red Electrica Corporacion SA	35,427	815,050
Repsol SA	114,909	2,017,004
Sacyr SA	15,311	36,873
Sacyr SA rights 12/31/49 (a)	15,311	1,054
Siemens Gamesa Renewable Energy SA (a)	21,265	301,328
Talgo SA (a)(d)	5,549	34,552
Tecnicas Reunidas SA	6,816	174,210
Telefonica SA	384,940	3,311,094
Telepizza Group SAU (d)	9,668	67,503
Tubacex SA	2,062	6,703
Unicaja Banco SA (d)	58,447	68,571
Viscofan Envolturas Celulosicas SA	3,887	216,402
Zardoya Otis SA	18,427	145,848

TOTAL SPAIN		39,071,239

Sweden - 1.9%
AarhusKarlshamn AB	16,166	232,261
AF AB (B Shares)	6,616	116,258
Ahlsell AB (d)	29,375	177,094
Alfa Laval AB	21,518	487,038
Alimak Group AB (d)	5,181	69,169
Arjo AB	13,218	46,965
ASSA ABLOY AB (B Shares)	81,385	1,516,537
Atlas Copco AB:
(A Shares)	53,487	1,395,441
(B Shares)	34,799	831,098
Attendo AB (d)	7,307	56,125
Avanza Bank Holding AB	2,777	126,077
Axfood AB	15,862	277,679
Betsson AB (B Shares)	11,155	102,731
Bilia AB (A Shares)	6,304	55,423
Billerud AB	15,856	200,032
BioGaia AB	893	36,319
Biotage AB Class A	4,743	60,701
Boliden AB	21,534	537,377
Bonava AB	7,577	94,793
Bravida AB (d)	13,091	95,922
Bure Equity AB	2,033	24,985
Castellum AB	27,027	511,964
Cherry AB (a)	2,000	18,921
Clas Ohlson AB (B Shares)	2,193	19,050
Cloetta AB	13,927	36,909
D. Carnegie & Co. AB (a)	1,489	27,087
Dios Fastigheter AB	5,457	39,141
Dometic Group AB (d)	30,821	219,874
Dustin Group AB (d)	1,921	17,303
Electrolux AB (B Shares)	25,573	603,972
Elekta AB (B Shares)	29,411	392,977
Eltel AB (a)(d)	3,974	6,302
Epiroc AB:
Class A (a)	38,384	367,790
Class B (a)	52,918	473,191
Essity AB Class B	49,544	1,369,963
Evolution Gaming Group AB (d)	1,506	90,210
Fabege AB	20,174	293,948
Fastighets AB Balder (a)	8,180	257,649
Getinge AB (B Shares)	24,257	273,176
Granges AB	3,812	36,547
H&M Hennes & Mauritz AB (B Shares)	74,930	1,165,896
Haldex AB	927	6,506
Hansa Medical AB (a)	1,570	41,539
Hemfosa Fastigheter AB	10,982	97,339
Hexagon AB (B Shares)	23,074	1,126,115
HEXPOL AB (B Shares)	41,986	371,447
Hoist Finance AB (d)	6,041	29,276
Holmen AB (B Shares)	7,153	153,015
Hufvudstaden AB Series A	5,839	96,926
Husqvarna AB (B Shares)	35,139	267,959
ICA Gruppen AB	6,392	224,644
Industrivarden AB (C Shares)	14,791	304,292
Indutrade AB	13,155	330,316
Intrum Justitia AB (b)	7,404	211,278
Investment AB Oresund	5,819	89,134
Investor AB (B Shares)	32,062	1,407,088
Inwido AB	1,240	7,948
JM AB (B Shares)	4,196	84,631
Karo Bio AB	16,144	68,870
Kinnevik AB (B Shares)	19,027	463,881
Klovern AB (B Shares)	27,231	33,135
Kungsleden AB	13,492	102,290
LeoVegas AB (d)	1,894	7,531
Lindab International AB	3,236	26,036
Loomis AB (B Shares)	4,950	177,138
Lundbergfoeretagen AB	5,267	162,405
Lundin Petroleum AB	20,347	650,998
Mekonomen AB	3,273	26,080
Modern Times Group MTG AB (B Shares)	8,438	284,053
Mycronic AB	3,498	44,728
NCC AB Series B	7,552	114,135
Net Entertainment NE AB	13,480	65,088
New Wave Group AB (B Shares)	582	3,441
Nibe Industrier AB (B Shares)	20,042	227,479
Nobia AB	5,154	29,876
Nobina AB (d)	11,963	81,905
Nolato AB Series B	1,115	51,262
Nordnet AB Class B (a)(c)	492	0
Nyfosa AB (a)	10,982	59,350
Pandox AB	20,528	357,094
Peab AB	11,839	98,524
Probi AB (a)	251	10,369
Radisson Hospitality AB (a)	372	1,743
Ratos AB (B Shares)	20,802	59,682
RaySearch Laboratories AB (a)	398	4,469
Recipharm AB (a)	2,999	38,646
Resurs Holding AB (d)	24,498	161,094
Saab AB (B Shares) (b)	6,862	236,839
Sandvik AB	95,248	1,518,983
SAS AB (a)	22,547	60,900
Scandic Hotels Group AB (d)	5,491	52,371
Securitas AB (B Shares)	24,557	394,205
Skandinaviska Enskilda Banken AB (A Shares)	133,460	1,398,267
Skanska AB (B Shares)	28,266	494,042
SKF AB (B Shares)	42,054	705,753
SkiStar AB	1,558	18,889
SSAB Svenskt Stal AB:
(A Shares)	14,179	56,068
(B Shares)	42,341	141,412
Svenska Cellulosa AB (SCA) (B Shares)	68,190	598,825
Svenska Handelsbanken AB (A Shares)	123,433	1,342,315
Sweco AB (B Shares)	4,709	96,591
Swedbank AB (A Shares)	73,046	1,655,742
Swedish Match Co. AB	13,570	606,937
Swedish Orphan Biovitrum AB (a)	15,819	373,431
Tele2 AB (B Shares)	45,343	565,763
Telefonaktiebolaget LM Ericsson (B Shares)	253,388	2,258,566
TeliaSonera AB	222,178	966,957
Thule Group AB (d)	9,227	187,837
Tobii AB (a)	2,177	8,098
Trelleborg AB (B Shares)	33,175	557,478
Vitrolife AB	6,709	118,382
Volvo AB (B Shares)	127,259	1,829,066
Wallenstam AB (B Shares)	13,575	136,600
Wihlborgs Fastigheter AB	7,176	93,392

TOTAL SWEDEN		37,496,359

Switzerland - 5.3%
ABB Ltd. (Reg.)	147,640	2,825,937
Adecco SA (Reg.)	14,810	740,612
AFG Arbonia-Forster-Holding AG (a)	7,452	90,073
Allreal Holding AG	1,268	205,542
ALSO Holding AG	335	43,321
APG SGA SA	197	66,264
Aryzta AG	94,558	106,068
Ascom Holding AG (Reg.)	772	9,890
Autoneum Holding AG	113	18,488
Bachem Holding AG (B Shares)	167	19,178
Baloise Holdings AG	5,498	849,759
Banque Cantonale Vaudoise	189	149,763
Barry Callebaut AG	237	402,765
Basilea Pharmaceutica AG (a)	172	9,063
Bell AG	352	110,260
BKW AG	722	50,749
Bobst Group SA	285	22,999
Bossard Holding AG	776	122,200
Bucher Industries AG	400	121,716
Burckhardt Compression Holding AG	468	120,194
Burkhalter Holding AG	381	32,259
Cembra Money Bank AG	2,309	198,986
CEVA Logistics AG	3,089	93,498
Clariant AG (Reg.)	23,985	475,624
Coca-Cola HBC AG	20,161	676,416
Comet Holding AG	480	42,693
Compagnie Financiere Richemont SA Series A	43,716	3,013,254
Credit Suisse Group AG	202,932	2,466,710
Daetwyler Holdings AG	793	119,454
Dufry AG	2,244	224,028
EFG International	3,288	19,441
Emmi AG	107	90,274
Ems-Chemie Holding AG	730	364,101
Flughafen Zuerich AG	2,004	353,665
Forbo Holding AG (Reg.)	197	274,368
Galenica AG	3,694	469,156
Galenica Sante Ltd. (d)	6,916	315,321
GAM Holding Ltd.	10,183	44,359
Geberit AG (Reg.)	3,138	1,224,655
Georg Fischer AG (Reg.)	553	489,078
Givaudan SA	714	1,728,907
Helvetia Holding AG (Reg.)	768	454,104
Huber+Suhner AG	427	32,934
Idorsia Ltd. (a)	5,009	86,333
Implenia AG	604	21,258
INFICON Holding AG	64	33,981
Interroll Holding AG	54	97,634
Intershop Holding AG	12	5,997
Julius Baer Group Ltd.	21,234	853,442
Kaba Holding AG (B Shares) (Reg.)	220	144,683
Kardex AG	862	113,552
Komax Holding AG (Reg.)	349	92,299
Kudelski SA (Bearer)	453	3,020
Kuehne & Nagel International AG	5,065	684,535
Lafargeholcim Ltd. (Reg.)	40,658	1,906,463
Landis+Gyr Group AG	3,854	248,614
Leonteq AG (a)	538	24,810
Lindt & Spruengli AG	9	660,667
Lindt & Spruengli AG (participation certificate)	86	546,986
Logitech International SA (Reg.)	19,746	719,787
Lonza Group AG	6,062	1,596,498
Meyer Burger Technology AG (a)	17,793	16,837
Mobimo Holding AG	983	240,696
Nestle SA (Reg. S)	251,580	21,933,727
Novartis AG	179,159	15,640,719
OC Oerlikon Corp. AG (Reg.)	40,401	520,831
Oriflame Holding AG	7,846	174,638
Orior AG	98	8,396
Panalpina Welttransport Holding AG	780	136,948
Pargesa Holding SA	6,263	493,445
Partners Group Holding AG	1,429	980,736
PSP Swiss Property AG	4,714	484,460
Rieter Holding AG (Reg.)	147	20,325
Roche Holding AG (participation certificate)	58,084	15,452,420
Schindler Holding AG:
(participation certificate)	2,586	548,691
(Reg.)	2,040	429,970
Schmolz & Bickenbach AG (a)	6,294	3,671
Schweiter Technologies AG	130	122,882
SFS Group AG	3,420	274,439
SGS SA (Reg.)	398	958,530
Siegfried Holding AG	809	285,137
Sika AG	11,267	1,484,214
Sonova Holding AG Class B	4,309	806,814
St.Galler Kantonalbank AG	93	46,479
Straumann Holding AG	1,010	731,766
Sulzer AG (Reg.)	4,281	392,391
Sunrise Communications Group AG (d)	4,439	373,841
Swatch Group AG (Bearer)	1,465	420,150
Swatch Group AG (Bearer) (Reg.)	10,217	568,153
Swiss Life Holding AG	2,648	1,089,875
Swiss Prime Site AG	4,942	418,190
Swiss Re Ltd.	24,387	2,334,109
Swisscom AG	1,864	892,216
Tecan Group AG	885	178,522
Temenos Group AG	4,740	638,228
u-blox Holding AG	486	41,443
UBS Group AG	316,255	4,086,557
Valiant Holding AG	1,501	161,805
Valora Holding AG	87	23,096
VAT Group AG (d)	3,425	353,711
Vontobel Holdings AG	1,913	107,630
VZ Holding AG	73	19,343
Ypsomed Holding AG	367	42,477
Zehnder Group AG	53	1,769
Zur Rose Group AG (a)	867	77,855
Zurich Insurance Group AG	11,671	3,662,976
ZZ Holding AG	120	104,379

TOTAL SWITZERLAND		104,914,172

Taiwan - 2.8%
A-DATA Technology Co. Ltd.	1,000	1,354
Accton Technology Corp.	47,000	169,209
Acer, Inc.	449,000	292,840
Advanced Ceramic X Corp.	1,000	8,130
Advantech Co. Ltd.	51,499	388,478
AmTRAN Technology Co. Ltd. (a)	4,000	1,529
ASE Technology Holding Co. Ltd.	339,718	683,453
Asia Cement Corp.	136,000	163,577
Asia Optical Co., Inc.	6,000	14,734
Asia Pacific Telecom Co. Ltd. (a)	262,000	60,738
ASPEED Tech, Inc.	1,000	20,712
ASUSTeK Computer, Inc.	71,000	553,654
AU Optronics Corp.	570,000	223,516
Bank of Kaohsiung Co. Ltd.	15,272	4,765
Capital Securities Corp.	7,490	2,249
Catcher Technology Co. Ltd.	66,000	508,245
Cathay Financial Holding Co. Ltd.	666,000	958,086
Chang Hwa Commercial Bank	404,198	236,989
Cheng Loong Corp.	28,000	17,960
Cheng Shin Rubber Industry Co. Ltd.	134,000	189,932
Cheng Uei Precision Industries Co. Ltd.	3,000	2,371
Chicony Electronics Co. Ltd.	165,125	364,503
Chilisin Electronics Corp.	9,958	27,513
Chin-Poon Industrial Co. Ltd.	6,000	7,341
China Airlines Ltd.	177,000	61,419
China Bills Finance Corp.	4,000	1,815
China Development Finance Holding Corp.	960,000	315,445
China Life Insurance Co. Ltd.	204,569	186,445
China Motor Co. Ltd. (a)	3,000	2,346
China Petrochemical Development Corp. (a)	207,000	72,920
China Steel Chemical Corp.	1,000	4,455
China Steel Corp.	1,043,000	869,960
China Synthetic Rubber Corp.	21,398	30,569
Chinatrust Financial Holding Co. Ltd.	1,343,960	915,473
Chipbond Technology Corp.	38,000	84,468
Chroma ATE, Inc.	40,000	160,922
Chunghwa Telecom Co. Ltd.	311,000	1,091,357
Clevo Co. Ltd.	2,000	1,927
Compal Electronics, Inc.	188,000	112,778
Compeq Manufacturing Co. Ltd.	40,000	27,561
Coretronic Corp.	14,000	20,996
CTCI Corp.	58,000	89,130
Cub Elecparts, Inc.	2,484	22,710
Delta Electronics, Inc.	183,000	914,722
E Ink Holdings, Inc.	57,000	61,086
E.SUN Financial Holdings Co. Ltd.	822,322	576,565
ECLAT Textile Co. Ltd.	14,060	161,646
Elan Microelectronics Corp.	31,500	88,894
Elite Material Co. Ltd.	34,000	90,635
eMemory Technology, Inc.	6,000	58,134
Ennoconn Corp.	1,000	8,356
EPISTAR Corp.	118,000	102,430
Eternal Materials Co. Ltd.	10,291	8,411
EVA Airways Corp.	377,769	184,763
Evergreen Marine Corp. (Taiwan)	103,840	40,924
Everlight Electronics Co. Ltd.	11,000	11,047
Far Eastern Department Stores Co. Ltd.	5,000	2,688
Far Eastern International Bank	53,670	18,486
Far Eastern Textile Ltd.	290,000	284,745
Far EasTone Telecommunications Co. Ltd.	148,000	347,479
Farglory Land Development Co. Ltd.	10,000	12,230
Feng Hsin Iron & Steel Co.	17,000	32,399
Feng Tay Enterprise Co. Ltd.	30,120	192,023
Firich Enterprise Co. Ltd.	1,060	1,526
First Financial Holding Co. Ltd.	892,480	595,343
FLEXium Interconnect, Inc.	20,940	52,257
Formosa Chemicals & Fibre Corp.	290,000	1,009,587
Formosa Petrochemical Corp.	112,000	397,840
Formosa Plastics Corp.	362,000	1,211,852
Formosa Taffeta Co. Ltd.	92,000	106,212
Foxconn Technology Co. Ltd.	167,010	326,031
Fubon Financial Holding Co. Ltd.	550,000	806,706
Genius Electronic Optical Co. Ltd.	3,000	23,052
Getac Technology Corp.	2,000	3,009
Giant Manufacturing Co. Ltd.	50,000	250,943
Giga-Byte Technology Co. Ltd.	36,000	48,088
Global Unichip Corp.	3,000	20,272
GlobalWafers Co. Ltd.	20,000	197,842
Grand Pacific Petrochemical Corp.	41,000	33,724
Grape King Bio Ltd.	7,000	47,642
Great Wall Enterprise Co. Ltd.	2,140	2,441
Greatek Electronics, Inc.	9,000	12,036
HannStar Display Corp.	76,000	17,149
Highwealth Construction Corp.	225,000	354,780
HIWIN Technologies Corp.	22,791	184,723
Holystone Enterprise Co. Ltd.	9,000	33,999
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,087,600	2,521,837
Hota Industrial Manufacturing Co. Ltd.	31,063	124,073
Hotai Motor Co. Ltd.	18,000	174,344
HTC Corp. (a)	49,000	59,690
Hua Nan Financial Holdings Co. Ltd.	478,474	289,150
Huaku Development Co. Ltd.	1,000	2,355
Innolux Corp.	1,005,000	346,696
International Games Systems Co. Ltd.	1,000	5,097
Inventec Corp.	347,000	271,021
Kenda Rubber Industrial Co. Ltd.	12,060	11,800
King Slide Works Co. Ltd.	1,000	11,215
King Yuan Electronics Co. Ltd.	200,000	154,976
King's Town Bank	111,000	106,599
Kinpo Electronics, Inc.	6,000	2,197
Kinsus Interconnect Technology Corp.	2,000	2,954
LandMark Optoelectronics Corp.	4,000	34,848
Largan Precision Co. Ltd.	9,000	1,144,727
Lien Hwa Industrial Corp.	60,667	60,052
Lite-On Technology Corp.	123,009	183,745
Long Chen Paper Co. Ltd.	49,292	24,771
Macronix International Co. Ltd.	246,380	163,139
Makalot Industrial Co. Ltd.	20,000	125,515
MediaTek, Inc.	138,000	1,118,588
Mega Financial Holding Co. Ltd.	972,000	848,826
Mercuries Life Insurance Co. Ltd. (a)	146,526	53,225
Merida Industry Co. Ltd.	36,000	179,011
Merry Electronics Co. Ltd.	13,209	69,322
Micro-Star International Co. Ltd.	41,000	101,262
MiTAC Holdings Corp.	5,748	5,232
Namchow Chemical Industrial Co. Ltd.	1,000	1,833
Nan Ya Plastics Corp.	402,000	1,004,811
Nankang Rubber Tire Co. Ltd.	78,000	67,342
Nanya Technology Corp.	77,000	156,433
Nien Made Enterprise Co. Ltd.	10,000	86,207
Novatek Microelectronics Corp.	57,000	299,554
OBI Pharma, Inc. (a)	6,000	35,475
Oriental Union Chemical Corp.	4,000	3,468
PChome Online, Inc. (a)	6,062	27,116
Pegatron Corp.	144,000	246,063
PharmaEngine, Inc.	1,199	4,191
PharmaEssentia Corp. (a)	46,000	264,662
Phison Electronics Corp.	6,000	49,797
Pou Chen Corp.	192,000	232,935
Powertech Technology, Inc.	132,000	309,989
Poya International Co. Ltd.	1,010	10,260
President Chain Store Corp.	53,000	563,126
Primax Electronics Ltd.	15,000	25,160
Prince Housing & Development Corp.	6,000	2,127
Qisda Corp.	635,000	410,117
Quanta Computer, Inc.	343,000	632,278
Radiant Opto-Electronics Corp.	32,000	91,847
Realtek Semiconductor Corp.	39,000	213,799
Ritek Corp. (a)	78,497	28,421
Ruentex Development Co. Ltd.	216,000	330,780
Ruentex Industries Ltd.	46,000	124,219
SerComm Corp.	28,000	59,299
Shin Kong Financial Holding Co. Ltd.	790,982	227,284
Shin Zu Shing Co. Ltd.	1,000	2,939
Shinkong Insurance Co. Ltd.	2,000	2,337
Simplo Technology Co. Ltd.	33,000	242,384
SINBON Electronics Co. Ltd.	1,000	2,800
Sino-American Silicon Products, Inc.	29,000	63,824
Sinopac Holdings Co.	1,111,495	379,387
St.Shine Optical Co. Ltd.	3,000	56,303
Standard Foods Corp.	41,714	68,316
Synnex Technology International Corp.	281,100	351,379
Systex Corp.	1,000	2,118
Ta Chen Stainless Pipe Co. Ltd.	70,932	103,296
Taichung Commercial Bank Co. Ltd.	130,410	44,852
TaiMed Biologics, Inc. (a)	17,000	95,900
Tainan Spinning Co. Ltd.	115,000	45,430
Taishin Financial Holdings Co. Ltd.	1,005,715	448,726
Taiwan Business Bank	914,352	332,142
Taiwan Cement Corp.	469,728	582,380
Taiwan Cooperative Financial Holding Co. Ltd.	889,671	539,781
Taiwan Fertilizer Co. Ltd.	215,000	305,670
Taiwan Glass Industry Corp. (a)	24,000	10,328
Taiwan High Speed Rail Corp.	265,000	271,411
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,265
Taiwan Mobile Co. Ltd.	122,000	436,115
Taiwan Paiho Ltd.	17,000	38,883
Taiwan Secom Co.	33,000	93,202
Taiwan Semiconductor Manufacturing Co. Ltd.	2,053,000	15,234,300
Taiwan Shin Kong Security Co. Ltd.	2,000	2,483
Taiwan Union Technology Corp.	24,000	75,956
Tatung Co. Ltd. (a)	170,000	151,818
TCI Co. Ltd.	7,448	109,480
TECO Electric & Machinery Co. Ltd.	75,000	45,783
Ton Yi Industrial Corp.	5,000	2,126
Tong Hsing Electronics Industries Ltd.	6,000	22,060
Tong Yang Industry Co. Ltd.	55,000	70,489
Topco Scientific Co. Ltd.	4,304	10,078
Transcend Information, Inc.	1,000	2,179
Tripod Technology Corp.	105,000	282,589
TSRC Corp.	6,000	5,512
TTY Biopharm Co. Ltd.	147,000	386,148
Tung Ho Steel Enterprise Corp.	55,000	35,480
TXC Corp.	2,000	2,218
Unified-President Enterprises Corp.	429,000	1,016,946
Unimicron Technology Corp.	161,000	120,495
United Microelectronics Corp.	1,017,000	388,543
United Renewable Energy Co. Ltd. (a)	201,000	54,883
USI Corp.	5,202	2,037
Vanguard International Semiconductor Corp.	83,000	184,270
Visual Photonics Epitaxy Co. Ltd.	14,000	31,563
Voltronic Power Technology Corp.	10,000	172,757
Wafer Works Corp.	43,000	49,127
Walsin Lihwa Corp.	224,000	129,985
Walsin Technology Corp.	28,875	167,128
Waterland Financial Holdings Co. Ltd.	367,612	119,176
Wei-Chuan Food Corp. (a)	2,000	1,391
Win Semiconductors Corp.	32,389	165,248
Winbond Electronics Corp.	146,363	72,620
Wistron Corp.	266,829	187,070
Wistron NeWeb Corp.	20,460	50,763
WPG Holding Co. Ltd.	272,760	349,804
WT Microelectronics Co. Ltd.	2,235	2,996
Yageo Corp.	21,129	231,111
Yieh Phui Enterprise Co.	5,459	1,793
Yuanta Financial Holding Co. Ltd.	672,000	376,117
Yuen Foong Yu Paper Manufacturing Co.	105,000	39,763
Yulon Motor Co. Ltd.	135,000	81,295
Yungtay Engineering Co. Ltd.	18,000	35,216

TOTAL TAIWAN		56,608,115

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	93,600	534,814
Airports of Thailand PCL (For. Reg.)	354,100	782,103
Bangkok Airways PCL	65,400	25,540
Bangkok Bank PCL (For. Reg.)	15,100	106,821
Bangkok Chain Hospital PCL	97,300	50,768
Bangkok Dusit Medical Services PCL (For. Reg.)	425,000	321,063
Bangkok Expressway and Metro PCL	975,400	324,717
Bangkok Land PCL	1,205,600	64,834
Banpu PCL (For. Reg.)	150,900	80,184
Beauty Community PCL	134,100	33,267
BEC World PCL (For. Reg.) (a)	29,200	5,094
Berli Jucker PCL (For. Reg)	127,300	198,652
BTS Group Holdings PCL	366,700	117,382
BTS Group Holdings PCL warrants 11/29/19 (a)	40,744	822
Bumrungrad Hospital PCL (For. Reg.)	46,900	279,238
C.P. ALL PCL (For. Reg.)	412,300	1,026,131
Central Pattana PCL (For. Reg.)	98,800	252,218
CH. Karnchang PCL	2,700	2,226
Charoen Pokphand Foods PCL (For. Reg.)	334,160	291,481
Chularat Hospital PCL	25,300	1,652
Delta Electronics PCL (For. Reg.)	43,400	96,553
Dynasty Ceramic PCL:
warrants 5/7/21 (a)	7,160	176
(For. Reg.)	17,900	1,203
Electricity Generating PCL (For. Reg.)	9,000	75,480
Energy Absolute PCL	77,200	117,382
Energy Earth PCL (a)(c)	7,600	355
Esso Thailand PCL	74,900	26,133
Glow Energy PCL (For. Reg.)	28,700	84,750
Gulf Energy Development PCL	46,100	128,383
Gunkul Engineering PCL	22,283	2,225
Hana Microelectronics PCL (For. Reg.)	58,900	65,046
Home Product Center PCL (For. Reg.)	387,600	193,552
Indorama Ventures PCL (For. Reg.)	195,600	300,538
IRPC PCL (For. Reg.)	723,800	133,222
Jasmine International Public Co. Ltd.	265,900	43,409
Kasikornbank PCL (For. Reg.)	137,400	888,438
Kiatnakin Bank PCL (For. Reg.)	34,900	76,525
Krung Thai Bank PCL (For. Reg.)	207,100	131,261
Land & House PCL (For. Reg.)	424,800	145,498
Major Cineplex Group PCL (For. Reg.)	78,400	59,227
Minor International PCL (For. Reg.)	467,100	579,389
Muangthai Leasing PCL	119,900	182,306
PTG Energy PCL	6,300	2,097
PTT Exploration and Production PCL (For. Reg.)	144,600	569,328
PTT Global Chemical PCL (For. Reg.)	191,400	416,620
PTT PCL (For. Reg.)	854,700	1,326,919
Robinsons Department Store PCL (For. Reg.)	167,100	363,726
Siam Cement PCL (For. Reg.)	32,600	488,374
Siam Commercial Bank PCL (For. Reg.)	142,500	606,674
Siam Global House PCL	195,398	116,964
Sino-Thai Engineering & Construction PCL (For. Reg.) (a)	16,300	11,844
Sri Trang Agro-Industry PCL	17,760	8,641
Srisawad Corp. PCL	105,300	164,321
Supalai PCL (For. Reg.)	85,475	52,806
Thai Airways International PCL (For. Reg.) (a)	60,900	25,927
Thai Oil PCL (For. Reg.)	110,900	255,595
Thai Union Frozen Products PCL (For. Reg.)	118,800	71,113
Thai Vegetable Oil PCL	29,800	27,663
Thanachart Capital PCL (For. Reg.)	152,400	262,212
TISCO Financial Group PCL	10,800	28,608
TMB PCL (For. Reg.)	446,200	31,423
True Corp. PCL (For. Reg.)	675,400	110,261
TTW PCL	130,400	53,012
Vibhavadi Medical Center PCL	93,584	6,111
WHA Corp. PCL	232,000	32,676

TOTAL THAILAND		12,862,973

Turkey - 0.2%
AG Anadolu Grubu Holding A/S	8,884	21,992
Akbank TAS	249,003	341,216
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	42,381
Anadolu Sigoria	2,500	2,076
Arcelik A/S	11,166	40,025
Aselsan A/S	28,147	140,009
Aygaz A/S	428	1,009
Bim Birlesik Magazalar A/S JSC	17,373	303,468
Coca-Cola Icecek Sanayi A/S	3,284	20,975
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	124,151	37,966
Eregli Demir ve Celik Fabrikalari T.A.S.	127,648	209,755
Ford Otomotiv Sanayi A/S	3,281	38,070
Haci Omer Sabanci Holding A/S	98,554	178,733
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	56,075	28,436
Koc Holding A/S	187,562	628,032
Petkim Petrokimya Holding A/S	50,594	56,502
Soda Sanayii AS	51,836	71,935
TAV Havalimanlari Holding A/S	17,302	93,364
Tekfen Holding A/S	9,172	43,777
Tupras Turkiye Petrol Rafinerileri A/S	12,273	330,184
Turk Hava Yollari AO (a)	57,354	171,174
Turk Sise ve Cam Fabrikalari A/S	66,361	87,211
Turkcell Iletisim Hizmet A/S	94,849	266,374
Turkiye Garanti Bankasi A/S	167,544	293,797
Turkiye Halk Bankasi A/S	29,067	42,757
Turkiye Is Bankasi A/S Series C	161,614	177,672
Turkiye Sinai Kalkinma Bankasi A/S	136,631	22,478
Ulker Biskuvi Sanayi A/S	5,387	19,185

TOTAL TURKEY		3,710,553

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	159,740	406,618
Air Arabia PJSC (a)	150,733	41,036
Aldar Properties PJSC	277,570	120,152
Arabtec Holding Co. (a)	17,581	10,339
Damac Properties Dubai Co. PJSC	80,493	28,707
DP World Ltd.	14,955	266,199
Dubai Investments Ltd. (a)	140,493	50,488
Dubai Islamic Bank Pakistan Ltd. (a)	246,262	341,923
Dubai Parks and Resorts PJSC (a)	83,207	6,048
Emaar Development PJSC (a)	62,036	67,556
Emaar Malls Group PJSC (a)	111,607	47,704
Emaar Properties PJSC	353,982	415,355
Emirates Telecommunications Corp.	139,955	648,499
Eshraq Properties Co. PJSC (a)	6,866	892
National Bank of Abu Dhabi PJSC	240,334	964,437

TOTAL UNITED ARAB EMIRATES		3,415,953

United Kingdom - 10.7%
3i Group PLC	81,577	909,041
AA PLC	74,373	81,433
Abcam PLC	21,452	373,371
Acacia Mining PLC (a)	2,351	6,016
Accesso Technology Group PLC (a)	1,923	36,068
Admiral Group PLC	16,327	443,494
Advanced Medical Solutions Group PLC	6,326	25,265
Aggreko PLC	24,800	225,482
Anglo American PLC (United Kingdom)	86,986	2,216,557
Antofagasta PLC	41,363	471,881
AO World PLC (a)	14,204	22,170
Arrow Global Group PLC	4,919	12,529
Ascential PLC	26,068	129,925
Ashmore Group PLC	19,573	103,766
Ashtead Group PLC	44,427	1,123,746
ASOS PLC (a)	4,958	214,596
Associated British Foods PLC	29,972	938,753
Assura PLC	197,531	154,931
AstraZeneca PLC (United Kingdom)	105,717	7,658,347
Auto Trader Group PLC (d)	74,827	449,064
Avast PLC (d)	41,457	155,703
Aveva Group PLC	8,035	286,864
Aviva PLC	316,013	1,718,673
Babcock International Group PLC	35,011	243,746
BAE Systems PLC	266,500	1,792,847
Balfour Beatty PLC	69,858	251,055
Bank of Georgia Group PLC	1,624	32,636
Barclays PLC	1,394,209	2,906,026
Barratt Developments PLC	88,564	625,641
BBA Aviation PLC	119,251	370,378
BCA Marketplace PLC	60,711	159,655
Beazley PLC	56,982	369,204
Bellway PLC	13,876	516,327
Berkeley Group Holdings PLC	12,033	592,317
BHP Billiton PLC	171,255	3,826,304
Biffa PLC (d)	16,227	37,969
Big Yellow Group PLC	13,146	165,267
Blue Prism Group PLC (a)(b)	5,155	94,793
Bodycote PLC	14,511	144,743
Bovis Homes Group PLC	8,985	119,497
BP PLC	1,659,050	11,333,219
Brewin Dolphin Holding PLC	17,451	68,437
British American Tobacco PLC (United Kingdom)	191,189	6,739,425
British Land Co. PLC	74,507	561,269
Britvic PLC	20,924	241,644
BT Group PLC	705,094	2,150,116
BTG PLC (a)	27,885	304,295
Bunzl PLC	29,141	917,312
Burberry Group PLC	32,949	778,535
Cairn Energy PLC (a)	45,641	111,943
Capita Group PLC (a)	149,509	227,667
Capital & Counties Properties PLC	98,169	321,124
Card Factory PLC	20,062	47,443
Carnival PLC	14,295	808,797
Carphone Warehouse Group PLC	103,837	187,878
Centrica PLC	476,308	855,948
Chemring Group PLC	30,409	61,263
Cineworld Group PLC	111,842	382,866
Civitas Social Housing PLC	12,154	16,499
Clinigen Group PLC	6,234	65,167
Close Brothers Group PLC	18,338	357,174
Coats Group PLC (a)	99,237	114,150
Cobham PLC (a)	168,362	238,158
Coca-Cola European Partners PLC	18,214	866,622
Compass Group PLC	129,968	2,779,449
Computacenter PLC	7,919	108,643
ConvaTec Group PLC (d)	140,673	263,476
Conviviality PLC (c)	5,769	0
Costain Group PLC	19,829	101,430
Countryside Properties PLC (d)	35,739	144,095
Cranswick PLC	4,002	151,382
Crest Nicholson PLC	16,859	83,452
Croda International PLC	12,009	759,356
CVS Group PLC	1,909	10,075
CYBG PLC	114,202	262,577
Daily Mail & General Trust PLC Class A	35,258	280,241
Dairy Crest Group PLC	13,813	87,578
Dart Group PLC	9,875	102,839
De La Rue PLC	4,598	25,510
Dechra Pharmaceuticals PLC	10,404	322,862
Derwent London PLC	9,399	399,295
DFS Furniture PLC	13,771	42,807
Diageo PLC	201,155	7,677,374
Dialog Semiconductor PLC (a)	7,106	207,649
Dignity PLC	1,628	15,684
Diploma PLC	6,915	115,185
Direct Line Insurance Group PLC	144,252	637,040
Domino's Pizza UK & IRL PLC	24,401	84,748
Drax Group PLC	23,908	125,995
DS Smith PLC	136,850	605,249
Dunelm Group PLC	7,027	66,590
easyJet PLC	11,910	197,451
Electrocomponents PLC	54,433	387,528
Elementis PLC	32,720	78,235
EMIS Group PLC	1,676	19,696
Empiric Student Property PLC	23,726	29,937
EnQuest PLC (a)	83,348	20,967
Enterprise Inns PLC (a)	34,056	90,006
Equiniti Group PLC (d)	53,086	144,477
Essentra PLC	19,084	93,364
Ferrexpo PLC	15,676	53,129
Fever-Tree Drinks PLC	9,372	316,035
First Derivatives PLC	1,836	53,460
Firstgroup PLC (a)	103,780	125,909
Forterra PLC (d)	9,489	32,981
Fresnillo PLC	17,465	230,216
G4S PLC (United Kingdom)	145,421	372,981
Galliford Try PLC	8,705	80,950
Games Workshop Group PLC	2,944	116,806
GB Group PLC	4,899	29,525
Genus PLC	9,532	278,298
Georgia Capital PLC (a)	1,624	23,124
GlaxoSmithKline PLC	412,262	8,008,016
Gocompare.com Group PLC	20,148	19,555
Grainger Trust PLC	124,589	373,231
Great Portland Estates PLC	38,197	366,576
Greene King PLC	17,834	140,346
Greggs PLC	8,654	175,934
Halfords Group PLC	14,706	44,672
Halma PLC	30,437	558,896
Hammerson PLC	72,001	351,209
Hansteen Holdings PLC	4,785	5,783
Hargreaves Lansdown PLC	25,379	543,578
Hastings Group Holdings PLC (d)	28,228	77,676
Hays PLC	144,929	286,464
Helical Bar PLC	4,937	21,757
Hikma Pharmaceuticals PLC	15,547	328,404
Hill & Smith Holdings PLC	7,635	110,555
Hochschild Mining PLC	7,631	18,902
HomeServe PLC	32,622	403,695
Howden Joinery Group PLC	42,729	283,243
HSBC Holdings PLC (United Kingdom)	1,641,259	13,819,817
Hunting PLC	9,314	68,228
Hurricane Energy PLC (a)	94,337	61,866
Ibstock PLC (d)	31,649	100,705
IG Group Holdings PLC	30,970	257,939
IMI PLC	19,874	249,459
Imperial Tobacco Group PLC	78,524	2,600,550
Inchcape PLC	29,827	224,164
Indivior PLC (a)	66,482	98,926
Informa PLC	109,827	974,348
Inmarsat PLC	50,019	242,410
IntegraFin Holdings PLC	22,663	101,852
InterContinental Hotel Group PLC	13,036	742,139
Intermediate Capital Group PLC	29,192	389,008
International Personal Finance PLC	7,621	20,611
International Quantum Epitaxy PLC (a)	32,218	33,172
Intertek Group PLC	13,388	861,830
Intu Properties PLC	63,148	95,746
Investec PLC	46,727	299,817
iomart Group PLC	1,226	5,821
ITE Group PLC	27,302	23,169
ITV PLC	295,201	500,631
J Sainsbury PLC	161,489	604,079
J.D. Weatherspoon PLC	1,928	30,699
Jackpotjoy PLC (a)	1,132	10,156
John David Group PLC	35,297	214,256
John Laing Group PLC (d)	48,706	226,784
John Menzies PLC	927	6,760
John Wood Group PLC	72,041	511,374
Johnson Matthey PLC	18,351	732,425
JRP Group PLC	86,358	114,853
Jupiter Fund Management PLC	32,708	140,454
Just Eat Holding Ltd. (a)	49,068	448,058
KAZ Minerals PLC	17,076	132,903
Kcom Group PLC	8,465	7,705
Keller Group PLC	9,943	67,684
Keywords Studios PLC	5,855	91,539
Kier Group PLC	22,416	151,708
Kingfisher PLC	176,903	516,796
Land Securities Group PLC	52,561	596,460
Learning Technologies Group PLC	35,683	35,195
Legal & General Group PLC	474,464	1,614,264
Lloyds Banking Group PLC	5,879,455	4,482,294
London Stock Exchange Group PLC	24,356	1,464,794
Londonmetric Properity PLC	40,461	99,610
Lookers PLC	2,630	3,725
Man Group PLC	118,885	222,434
Marks & Spencer Group PLC	186,336	705,017
Marshalls PLC	30,185	201,318
McCarthy & Stone PLC (d)	17,225	30,341
Mediclinic International PLC	25,723	106,073
Meggitt PLC	65,250	441,431
Melrose Industries PLC	438,448	969,853
Merlin Entertainments PLC (d)	50,603	224,400
Metro Bank PLC (a)	6,358	90,647
Micro Focus International PLC	38,751	738,792
Mitchells & Butlers PLC	6,311	23,442
Mitie Group PLC	26,411	40,668
Mondi PLC	28,150	679,172
Moneysupermarket.com Group PLC	30,685	121,947
Morgan Advanced Materials PLC	8,008	28,023
Morgan Sindall PLC	6,480	99,780
N Brown Group PLC	3,824	4,384
National Express Group PLC Class L	31,992	165,409
National Grid PLC	278,185	3,010,886
NCC Group Ltd.	7,668	12,924
NewRiver REIT PLC	15,425	44,610
Next PLC	13,140	835,353
NMC Health PLC	8,398	283,742
Northgate PLC	8,573	41,582
Nostrum Oil & Gas LP(a)	33,709	61,190
Ocado Group PLC (a)	45,267	588,497
On The Beach Group PLC (d)	3,023	17,446
OneSavings Bank PLC	9,977	49,203
Ophir Energy PLC (a)	39,780	28,436
P2P Global Investments PLC	5,361	58,150
Pagegroup PLC	62,761	363,513
Paragon Banking Group PLC	21,947	119,403
Pearson PLC	66,065	785,441
Pendragon PLC	85,397	29,234
Pennon Group PLC	38,969	389,880
Persimmon PLC	28,194	878,257
Pets At Home Group PLC	34,907	60,343
Phoenix Group Holdings PLC	38,981	324,557
Photo-Me International PLC	11,079	13,863
Polypipe Group PLC	17,721	91,902
Premier Foods PLC (a)	23,207	12,175
Premier Oil PLC (a)	58,507	56,748
Primary Health Properties PLC	40,964	61,895
Provident Financial PLC (a)	26,051	179,590
Prudential PLC	214,312	4,191,120
Purplebricks Group PLC (a)	10,054	22,826
PZ Cussons PLC Class L	16,813	39,451
QinetiQ Group PLC	35,124	139,588
Quilter PLC (d)	143,526	231,169
Rathbone Brothers PLC	8,022	243,471
Reckitt Benckiser Group PLC	55,642	4,281,358
Redde PLC	25,770	61,381
Redrow PLC	14,846	113,035
RELX PLC	162,086	3,585,364
Renishaw PLC	4,949	303,135
Rentokil Initial PLC	162,330	717,514
Restore PLC	3,422	11,939
Rightmove PLC	97,830	605,641
Rio Tinto PLC	95,770	5,298,205
Rolls-Royce Holdings PLC	139,500	1,621,472
Rotork PLC	100,002	360,435
Royal Bank of Scotland Group PLC	397,758	1,261,774
Royal Dutch Shell PLC:
Class A (United Kingdom)	360,941	11,189,329
Class B (United Kingdom)	327,945	10,182,260
Royal Mail PLC	75,979	267,173
RPC Group PLC	34,746	362,304
RPS Group PLC	24,886	43,738
RSA Insurance Group PLC	95,225	640,472
RWS Holdings PLC	29,665	182,092
Sabre Insurance Group PLC (d)	60,349	224,797
Safestore Holdings PLC	21,871	165,518
Saga PLC	59,263	84,803
Sage Group PLC	97,109	797,325
Savills PLC	10,381	113,283
Scapa Group PLC	4,991	22,388
Schroders PLC	8,227	281,741
Scottish & Southern Energy PLC	84,533	1,299,529
Segro PLC	85,926	729,173
Senior Engineering Group PLC	40,300	119,564
Serco Group PLC (a)	85,942	124,445
Severn Trent PLC	19,479	510,590
Shaftesbury PLC	31,144	360,284
Shanks Group PLC	22,634	7,570
SIG PLC	12,607	19,694
Sirius Minerals PLC (a)(b)	252,896	65,311
Smart Metering Systems PLC	16,109	138,815
Smith & Nephew PLC	69,310	1,305,712
Smiths Group PLC	29,322	555,536
SOCO International PLC	500	484
Softcat PLC	9,564	87,182
Sophos Group PLC (d)	31,907	141,116
Sound Energy PLC (a)	8,859	2,905
Spectris PLC	10,650	363,322
Spirax-Sarco Engineering PLC	5,965	501,108
Spire Healthcare Group PLC (d)	16,378	26,744
Sports Direct International PLC (a)	6,585	24,028
SSP Group PLC	49,462	432,452
St. James's Place Capital PLC	46,713	574,701
St. Modwen Properties PLC	10,219	54,980
Stagecoach Group PLC	47,395	96,104
Standard Chartered PLC (United Kingdom)	233,368	1,879,059
Standard Life PLC	183,469	605,565
Stock Spirits Group PLC	10,658	32,431
SuperGroup PLC	2,109	14,273
Synthomer PLC	15,742	74,000
TalkTalk Telecom Group PLC	65,899	96,459
Tate & Lyle PLC	54,037	487,478
Taylor Wimpey PLC	315,081	682,499
Ted Baker PLC	2,860	69,884
Telecom Plus PLC	3,457	63,932
Tesco PLC	802,947	2,350,583
The Go-Ahead Group PLC	2,295	54,152
The Restaurant Group PLC	61,366	120,007
The Weir Group PLC	21,117	416,841
Thomas Cook Group PLC	82,838	37,658
TORM PLC (a)	167	1,063
Travis Perkins PLC	27,609	443,234
Tritax Big Box REIT PLC	220,043	403,186
Tritax Big Box REIT PLC rights 2/8/19 (a)	28,701	3,651
Tullett Prebon PLC	40,307	166,530
Tullow Oil PLC (a)	179,774	482,665
Ultra Electronics Holdings PLC	9,100	153,253
Unilever PLC	91,970	4,831,559
Unite Group PLC	36,588	436,938
United Utilities Group PLC	61,010	664,812
Vectura Group PLC (a)	18,438	17,968
Vesuvius PLC	22,365	165,003
Victoria PLC (a)(b)	6,214	35,046
Victrex PLC	7,029	210,752
Vodafone Group PLC	2,222,101	4,052,636
Watkin Jones PLC	6,697	20,422
WH Smith PLC	8,955	229,505
Whitbread PLC	15,323	982,172
William Hill PLC	127,517	294,697
WM Morrison Supermarkets PLC	199,383	612,589
Wolverhampton & Dudley Breweries PLC	23,336	28,863
Workspace Group PLC	8,125	101,239

TOTAL UNITED KINGDOM		211,995,967

United States of America - 0.1%
Maxar Technologies, Inc.	5,279	29,650
Southern Copper Corp.	8,470	284,761
Yum China Holdings, Inc.	31,023	1,130,788

TOTAL UNITED STATES OF AMERICA		1,445,199

TOTAL COMMON STOCKS
(Cost $1,924,655,714)		1,907,577,996

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Alpargatas SA (PN)	15,300	84,152
Banco ABC Brasil SA	3,455	18,899
Banco Bradesco SA (PN)	249,005	3,090,032
Banco do Estado Rio Grande do Sul SA	16,700	107,603
Bradespar SA (PN)	16,179	124,785
Braskem SA (PN-A)	13,900	199,170
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	21,162	236,152
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	16,661	444,391
Companhia de Saneamento do Parana	15,500	57,373
Companhia Energetica de Minas Gerais (CEMIG) (PN)	83,935	318,738
Companhia Energetica de Sao Paulo Series B	14,200	88,731
Companhia Paranaense de Energia-Copel (PN-B)	7,200	69,706
Gerdau SA	110,203	472,877
Gol Linhas Aereas Inteligentes SA (PN) (a)	11,000	74,556
Itau Unibanco Holding SA	397,960	4,231,435
Itausa-Investimentos Itau SA (PN)	365,932	1,354,486
Lojas Americanas SA (PN)	49,200	284,230
Marcopolo SA (PN)	10,100	11,299
Metalurgica Gerdau SA (PN)	60,300	123,173
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	304,986	2,139,050
Telefonica Brasil SA	38,000	507,299

TOTAL BRAZIL		14,038,137

Chile - 0.1%
Embotelladora Andina SA Class B	34,522	133,603
Sociedad Quimica y Minera de Chile SA (PN-B)	12,850	547,663

TOTAL CHILE		681,266

Colombia - 0.0%
Bancolombia SA (PN)	35,501	392,855
Grupo Aval Acciones y Valores SA	145,146	50,018
Grupo de Inversiones Suramerica SA	9,299	99,070

TOTAL COLOMBIA		541,943

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	6,507	480,018
Biotest AG (non-vtg.)	1,682	44,280
Draegerwerk AG & Co. KGaA (non-vtg.)	125	6,933
Fuchs Petrolub AG	4,826	226,388
Henkel AG & Co. KGaA	11,527	1,119,890
Jungheinrich AG	2,802	84,862
Porsche Automobil Holding SE (Germany)	12,113	787,673
Sartorius AG (non-vtg.)	3,751	562,005
Sixt AG Preference Shares	548	35,000
Sto SE & Co. KGaA	572	56,633
Volkswagen AG	15,718	2,673,796

TOTAL GERMANY		6,077,478

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	14,858
Danieli & C. Officine Meccaniche SpA	1,027	16,669
Telecom Italia SpA (Risparmio Shares)	1,016,559	497,451

TOTAL ITALY		528,978

Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,738	159,359
CJ Corp. (a)(c)	125	4,120
Daishin Securities Co. Ltd.	4,429	34,598
Hyundai Motor Co.	2,791	192,936
Hyundai Motor Co. Series 2	6,279	474,694
LG Chemical Ltd.	665	121,053
LG Household & Health Care Ltd.	112	76,517
Samsung Electronics Co. Ltd.	67,446	2,273,604

TOTAL KOREA (SOUTH)		3,336,881

Panama - 0.0%
Avianca Holdings SA	19,286	10,683
Russia - 0.0%
AK Transneft OAO	40	106,777
Surgutneftegas OJSC	661,355	410,451

TOTAL RUSSIA		517,228

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,260,334)		25,732,594

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 2.43% (e)	40,187,350	40,195,387
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	2,530,353	2,530,606
TOTAL MONEY MARKET FUNDS
(Cost $42,725,382)		42,725,993
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,990,641,430)		1,976,036,583
NET OTHER ASSETS (LIABILITIES) - 0.5%(g)		9,536,921
NET ASSETS - 100%		$1,985,573,504

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	384	March 2019	$35,099,520	$765,955	$765,955
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	249	March 2019	13,254,270	571,561	571,561
TME S&P/TSX 60 Index Contracts (Canada)	25	March 2019	3,530,576	81,435	81,435
TOTAL FUTURES CONTRACTS					$1,418,951

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,075,453 or 1.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $2,330,917 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$584,304
Fidelity Securities Lending Cash Central Fund	28,913
Total	$613,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$136,692,080	$60,002,183	$76,687,750	$2,147
Consumer Discretionary	214,987,974	151,851,952	63,094,323	41,699
Consumer Staples	177,212,629	99,028,396	78,182,868	1,365
Energy	132,626,234	73,257,383	59,363,526	5,325
Financials	399,772,344	235,838,894	163,933,450	--
Health Care	155,640,522	59,901,186	95,729,312	10,024
Industrials	245,591,670	191,082,515	54,505,035	4,120
Information Technology	164,503,091	95,425,391	69,076,966	734
Materials	156,004,093	108,404,233	47,599,860	--
Real Estate	86,844,553	64,842,557	22,001,996	--
Utilities	63,435,400	41,572,985	21,862,415	--
Money Market Funds	42,725,993	42,725,993	--	--
Total Investments in Securities:	$1,976,036,583	$1,223,933,668	$752,037,501	$65,414
Derivative Instruments:
Assets
Futures Contracts	$1,418,951	$1,418,951	$--	$--
Total Assets	$1,418,951	$1,418,951	$--	$--
Total Derivative Instruments:	$1,418,951	$1,418,951	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Index Fund

January 31, 2019

ZEI-QTLY-0319
1.9881633.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	8,975	$139,743
Alumina Ltd.	33,262	58,753
Amcor Ltd.	15,466	153,457
AMP Ltd.	38,076	62,551
APA Group unit	15,793	105,386
Aristocrat Leisure Ltd.	7,746	138,681
ASX Ltd.	2,531	117,213
Aurizon Holdings Ltd.	26,713	85,438
Australia & New Zealand Banking Group Ltd.	38,524	701,286
Bank of Queensland Ltd.	4,837	35,758
Bendigo & Adelaide Bank Ltd.	6,437	50,440
BHP Billiton Ltd.	40,889	1,044,016
BlueScope Steel Ltd.	7,289	65,965
Boral Ltd.	15,951	57,394
Brambles Ltd.	21,309	164,808
Caltex Australia Ltd.	3,479	67,875
Challenger Ltd.	7,563	39,802
Cimic Group Ltd.	1,278	41,628
Coca-Cola Amatil Ltd.	7,113	43,432
Cochlear Ltd.	771	108,400
Coles Group Ltd. (a)	15,374	139,804
Commonwealth Bank of Australia	23,605	1,199,549
Computershare Ltd.	6,258	80,835
Crown Ltd.	5,216	45,309
CSL Ltd.	6,077	864,114
DEXUS Property Group unit	13,396	111,787
Dominos Pizza Enterprises Ltd.	911	30,130
Flight Centre Travel Group Ltd.	749	23,428
Fortescue Metals Group Ltd.	19,905	81,750
Goodman Group unit	21,922	185,803
Harvey Norman Holdings Ltd.	8,770	21,483
Incitec Pivot Ltd.	22,647	54,490
Insurance Australia Group Ltd.	30,859	159,039
Lendlease Group unit	7,746	68,862
Macquarie Group Ltd.	4,322	365,941
Medibank Private Ltd.	36,919	70,311
Mirvac Group unit	50,199	87,575
National Australia Bank Ltd.	36,611	635,737
Newcrest Mining Ltd.	10,278	182,668
Orica Ltd.	4,804	59,888
Origin Energy Ltd. (a)	23,109	120,273
QBE Insurance Group Ltd.	18,264	142,453
Ramsay Health Care Ltd.	1,884	77,677
realestate.com.au Ltd.	665	36,602
Rio Tinto Ltd.	4,939	312,523
Santos Ltd.	23,630	111,133
Scentre Group unit	71,495	206,320
SEEK Ltd.	4,633	57,218
Sonic Healthcare Ltd.	5,803	97,103
South32 Ltd.	68,482	175,722
SP AusNet	25,051	30,046
Stockland Corp. Ltd. unit	32,827	90,198
Suncorp Group Ltd.	17,354	163,738
Sydney Airport unit	14,726	70,220
Tabcorp Holdings Ltd.	25,418	85,915
Telstra Corp. Ltd.	54,613	123,461
The GPT Group unit	24,140	101,775
TPG Telecom Ltd.	5,039	25,603
Transurban Group unit	34,980	309,446
Treasury Wine Estates Ltd.	9,630	108,151
Vicinity Centres unit	44,314	84,073
Washington H. Soul Pattinson & Co. Ltd.	1,407	26,909
Wesfarmers Ltd.	15,104	353,637
Westpac Banking Corp.	46,053	823,060
Woodside Petroleum Ltd.	12,510	312,090
Woolworths Group Ltd.	17,535	374,356
WorleyParsons Ltd.	4,198	42,355

TOTAL AUSTRALIA		12,212,586

Austria - 0.2%
Andritz AG	963	47,529
Erste Group Bank AG	4,054	141,062
OMV AG	1,991	98,904
Osterreichische Elektrizitatswirtschafts AG	900	45,965
Raiffeisen International Bank-Holding AG	1,987	52,491
Voestalpine AG	1,440	45,952

TOTAL AUSTRIA		431,903

Bailiwick of Jersey - 0.5%
Experian PLC	12,238	307,267
Ferguson PLC	3,113	207,989
Glencore Xstrata PLC	153,143	621,569
Polymetal International PLC	2,301	26,291
WPP PLC	16,962	194,105

TOTAL BAILIWICK OF JERSEY		1,357,221

Belgium - 0.6%
Ageas	2,454	113,983
Anheuser-Busch InBev SA NV	10,239	782,294
Colruyt NV	838	60,179
Groupe Bruxelles Lambert SA	1,062	99,992
KBC Groep NV	3,353	227,507
Proximus	1,965	52,652
Solvay SA Class A	1,007	109,590
Telenet Group Holding NV	690	31,923
UCB SA	1,764	152,723
Umicore SA	2,741	115,882

TOTAL BELGIUM		1,746,725

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)	50,000	46,070
Alibaba Pictures Group Ltd. (a)	210,000	36,498
Beijing Enterprises Water Group Ltd.	72,000	41,691
Brilliance China Automotive Holdings Ltd.	44,000	41,661
Cheung Kong Infrastructure Holdings Ltd.	9,000	72,665
China Gas Holdings Ltd.	24,200	77,247
China Oriental Group Co. Ltd. (H Shares)	16,000	10,825
China Resource Gas Group Ltd.	12,000	47,221
Cosco Shipping Ports Ltd.	18,413	19,219
Credicorp Ltd. (United States)	903	219,230
Dairy Farm International Holdings Ltd.	4,700	42,441
GOME Electrical Appliances Holdings Ltd. (a)	148,000	12,882
Haier Electronics Group Co. Ltd.	18,000	51,711
HengTen Networks Group Ltd. (a)	216,000	7,019
Hongkong Land Holdings Ltd.	15,400	110,418
Jardine Matheson Holdings Ltd.	2,956	197,520
Jardine Strategic Holdings Ltd.	2,962	113,385
Kerry Properties Ltd.	9,000	37,382
Kunlun Energy Co. Ltd.	40,000	42,733
Luye Pharma Group Ltd. (b)	23,500	17,559
Nine Dragons Paper (Holdings) Ltd.	21,000	21,462
NWS Holdings Ltd.	21,000	48,026
Shangri-La Asia Ltd.	18,000	23,505
Shenzhen International Holdings Ltd.	14,000	27,196
Sihuan Pharmaceutical Holdings Group Ltd.	76,000	16,047
Yue Yuen Industrial (Holdings) Ltd.	9,000	30,697

TOTAL BERMUDA		1,412,310

Brazil - 1.2%
Ambev SA	63,300	303,900
Atacadao Distribuicao Comercio e Industria Ltda	5,500	30,145
B2W Companhia Global do Varejo (a)	2,300	31,531
Banco Bradesco SA	12,531	138,325
Banco do Brasil SA	11,300	160,676
Banco Santander SA (Brasil) unit	5,200	68,536
BB Seguridade Participacoes SA	9,400	80,052
BM&F BOVESPA SA	27,500	237,285
BR Malls Participacoes SA	11,900	47,473
Brasil Foods SA (a)	7,500	48,407
CCR SA	16,400	66,909
Centrais Eletricas Brasileiras SA (Electrobras) (a)	3,600	36,916
Cielo SA	15,640	51,201
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,900	58,267
Companhia Siderurgica Nacional SA (CSN)	7,500	20,975
Cosan SA Industria e Comercio	2,400	29,210
Drogasil SA	3,000	50,998
Embraer SA	8,700	46,133
ENGIE Brasil Energia SA	2,250	25,818
Equatorial Energia SA	2,100	50,755
Hypermarcas SA	5,000	43,664
IRB Brasil Resseguros SA	1,600	37,403
JBS SA	13,100	54,200
Klabin SA unit	9,400	47,912
Kroton Educacional SA	18,300	57,351
Localiza Rent A Car SA	6,700	61,173
Lojas Renner SA	9,500	118,516
M. Dias Branco SA	1,700	22,192
Magazine Luiza SA	1,000	49,098
Multiplan Empreendimentos Imobiliarios SA	3,900	27,834
Natura Cosmeticos SA	2,900	37,713
Petrobras Distribuidora SA	5,000	36,535
Petroleo Brasileiro SA - Petrobras (ON)	39,500	320,033
Porto Seguro SA	1,300	19,989
Rumo SA (a)	14,900	80,277
Sul America SA unit	2,900	25,524
Suzano Papel e Celulose SA	7,430	93,710
TIM Participacoes SA	10,800	36,719
Ultrapar Participacoes SA	4,900	76,848
Vale SA	42,473	529,864
Weg SA	11,680	60,334

TOTAL BRAZIL		3,420,401

Canada - 6.5%
Agnico Eagle Mines Ltd. (Canada)	3,141	136,617
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	5,895	320,244
AltaGas Ltd.	3,321	33,995
ARC Resources Ltd.	4,917	35,550
ATCO Ltd. Class I (non-vtg.)	974	30,800
Bank of Montreal	8,641	632,514
Bank of Nova Scotia	16,603	945,169
Barrick Gold Corp.	23,479	314,316
Bausch Health Cos., Inc. (Canada) (a)	4,238	104,051
BCE, Inc.	2,091	90,916
BlackBerry Ltd. (a)	7,183	57,838
Bombardier, Inc. Class B (sub. vtg.) (a)	29,702	44,984
Brookfield Asset Management, Inc. Class A	11,342	488,053
CAE, Inc.	3,655	77,665
Cameco Corp.	5,302	64,240
Canadian Imperial Bank of Commerce	5,999	508,656
Canadian National Railway Co.	9,864	823,157
Canadian Natural Resources Ltd.	16,433	441,107
Canadian Pacific Railway Ltd.	1,922	393,937
Canadian Tire Ltd. Class A (non-vtg.)	837	95,201
Canadian Utilities Ltd. Class A (non-vtg.)	1,863	47,895
CCL Industries, Inc. Class B	2,047	86,308
Cenovus Energy, Inc. (Canada)	14,090	110,022
CGI Group, Inc. Class A (sub. vtg.) (a)	3,399	224,720
CI Financial Corp.	3,784	50,945
Constellation Software, Inc.	271	202,251
Dollarama, Inc.	4,148	111,659
Emera, Inc.	761	26,642
Empire Co. Ltd. Class A (non-vtg.)	2,314	52,023
Enbridge, Inc.	27,161	992,427
Encana Corp.	13,012	89,325
Fairfax Financial Holdings Ltd. (sub. vtg.)	375	177,390
Finning International, Inc.	2,412	45,709
First Capital Realty, Inc.	2,512	39,230
First Quantum Minerals Ltd.	9,273	107,342
Fortis, Inc.	5,824	207,704
Franco-Nevada Corp.	2,505	194,326
George Weston Ltd.	1,020	74,089
Gildan Activewear, Inc.	2,855	96,626
Goldcorp, Inc.	11,830	132,350
Great-West Lifeco, Inc.	4,200	90,140
H&R (REIT) unit	2,168	36,613
Husky Energy, Inc.	4,898	58,115
Hydro One Ltd. (b)	4,558	71,425
iA Financial Corp, Inc.	1,517	56,353
IGM Financial, Inc.	1,276	32,804
Imperial Oil Ltd.	3,896	110,539
Intact Financial Corp.	1,897	149,947
Inter Pipeline Ltd.	5,284	84,933
Keyera Corp.	2,848	60,517
Kinross Gold Corp. (a)	17,619	58,866
Loblaw Companies Ltd.	2,504	121,260
Lundin Mining Corp.	9,070	41,417
Magna International, Inc. Class A (sub. vtg.)	4,377	231,650
Manulife Financial Corp.	26,739	429,590
Methanex Corp.	837	45,610
Metro, Inc. Class A (sub. vtg.)	3,274	119,030
National Bank of Canada	4,609	216,779
Nutrien Ltd.	8,267	428,277
Onex Corp. (sub. vtg.)	1,172	66,255
Open Text Corp.	3,701	131,568
Pembina Pipeline Corp.	6,798	242,233
Power Corp. of Canada (sub. vtg.)	4,810	95,618
Power Financial Corp.	3,368	69,106
PrairieSky Royalty Ltd.	3,191	46,094
Restaurant Brands International, Inc.	3,196	200,329
Restaurant Brands International, Inc.	12	752
RioCan (REIT)	2,375	45,062
Rogers Communications, Inc. Class B (non-vtg.)	4,894	264,748
Royal Bank of Canada	19,402	1,476,912
Saputo, Inc.	3,153	92,434
Seven Generations Energy Ltd. (a)	3,828	29,716
Shaw Communications, Inc. Class B	6,146	124,796
Shopify, Inc. Class A (a)	1,198	201,662
Smart (REIT)	921	23,341
SNC-Lavalin Group, Inc.	2,284	63,569
Sun Life Financial, Inc.	8,272	298,408
Suncor Energy, Inc.	21,845	704,586
Teck Resources Ltd. Class B (sub. vtg.)	6,908	168,238
TELUS Corp.	2,577	90,257
The Stars Group, Inc. (a)	2,323	42,060
The Toronto-Dominion Bank	24,591	1,384,934
Thomson Reuters Corp.	2,873	150,237
Tourmaline Oil Corp.	3,338	45,525
TransCanada Corp.	12,204	519,015
Turquoise Hill Resources Ltd. (a)	14,720	24,646
Vermilion Energy, Inc.	2,053	50,311
West Fraser Timber Co. Ltd.	775	46,166
Wheaton Precious Metals Corp.	6,016	126,735
WSP Global, Inc.	1,418	72,780

TOTAL CANADA		18,049,951

Cayman Islands - 4.5%
3SBio, Inc. (b)	19,500	32,666
51job, Inc. sponsored ADR (a)	354	24,653
58.com, Inc. ADR (a)	1,203	76,270
AAC Technology Holdings, Inc.	10,000	62,764
Agile Property Holdings Ltd.	18,000	23,921
Airtac International Group	2,000	23,597
Alibaba Group Holding Ltd. sponsored ADR (a)	17,389	2,929,873
Anta Sports Products Ltd.	14,000	72,421
ASM Pacific Technology Ltd.	4,200	45,252
Autohome, Inc. ADR Class A (c)	816	59,062
Baidu.com, Inc. sponsored ADR (a)	3,730	643,910
Baozun, Inc. sponsored ADR (a)(c)	423	15,143
BeiGene Ltd. ADR (a)	421	54,511
Car, Inc. (a)	7,000	5,833
Chailease Holding Co. Ltd.	16,260	60,751
Cheung Kong Property Holdings Ltd.	34,500	290,449
China Conch Venture Holdings Ltd.	22,000	73,576
China First Capital Group Ltd. (a)	44,000	22,953
China Hongqiao Group Ltd.	29,500	18,856
China Investment Fund International Holdings Co. Ltd. (a)	16,000	56,566
China Literature Ltd. (a)(b)	1,800	8,897
China Medical System Holdings Ltd.	22,000	22,896
China Mengniu Dairy Co. Ltd.	36,000	111,505
China Resources Cement Holdings Ltd.	38,000	38,594
China Resources Land Ltd.	38,000	148,267
China State Construction International Holdings Ltd.	32,000	30,508
China Zhongwang Holdings Ltd.	15,600	7,844
Chong Sing Holdings Fintech Group (a)	164,000	1,634
CIFI Holdings Group Co. Ltd.	52,000	34,406
CK Hutchison Holdings Ltd.	36,000	363,571
Country Garden Holdings Co. Ltd.	101,000	143,571
Country Garden Services Holdings Co. Ltd. (a)	12,000	18,589
Ctrip.com International Ltd. ADR (a)	5,513	183,583
Dali Foods Group Co. Ltd. (b)	33,000	22,512
ENN Energy Holdings Ltd.	10,100	96,734
Evergrande Real Estate Group Ltd.	34,000	107,241
Fullshare Holdings Ltd.	85,000	19,311
Future Land Development Holding Ltd.	26,000	22,032
GDS Holdings Ltd. ADR (a)(c)	795	22,578
Geely Automobile Holdings Ltd.	65,000	110,591
Genscript Biotech Corp. (a)	14,000	21,710
Greentown China Holdings Ltd.	8,500	7,603
Greentown Service Group Co. Ltd.	12,000	10,982
Haitian International Holdings Ltd.	7,000	16,125
Hengan International Group Co. Ltd.	10,000	78,230
Huazhu Group Ltd. ADR	1,784	56,642
Hutchison China Meditech Ltd. sponsored ADR (a)	699	15,867
JD.com, Inc. sponsored ADR (a)	9,789	243,257
Jiayuan International Group Ltd.	16,134	7,782
Kaisa Group Holdings Ltd.	20,000	6,436
Kingboard Chemical Holdings Ltd.	8,500	29,909
Kingboard Laminates Holdings Ltd.	10,500	10,867
Kingdee International Software Group Co. Ltd.	33,000	31,895
Kingsoft Corp. Ltd.	12,000	22,988
KWG Property Holding Ltd.	18,500	18,314
Lee & Man Paper Manufacturing Ltd.	23,000	20,572
Lijun International Pharmaceutical Holding Ltd.	24,000	21,628
Logan Property Holdings Co. Ltd.	18,000	24,497
Longfor Properties Co. Ltd.	20,000	62,321
Meitu, Inc. (a)(b)	16,500	5,645
Melco Crown Entertainment Ltd. sponsored ADR	3,334	71,948
MGM China Holdings Ltd.	12,000	23,300
Minth Group Ltd.	12,000	41,987
Momo, Inc. ADR (a)	2,013	61,256
NetEase, Inc. ADR	1,042	262,511
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,908	146,992
Nexteer Auto Group Ltd.	11,000	16,654
Noah Holdings Ltd. sponsored ADR (a)	388	18,236
Sands China Ltd.	32,800	157,352
Semiconductor Manufacturing International Corp. (a)	42,000	39,689
Shenzhou International Group Holdings Ltd.	10,000	117,754
Shimao Property Holdings Ltd.	14,000	39,867
Shui On Land Ltd.	34,500	8,550
SINA Corp. (a)	824	50,610
Sino Biopharmaceutical Ltd.	95,500	80,787
SOHO China Ltd. (a)	31,000	12,575
Sunac China Holdings Ltd.	32,000	127,453
Sunny Optical Technology Group Co. Ltd.	9,600	95,272
TAL Education Group ADR (a)	4,871	151,147
Tencent Holdings Ltd.	76,700	3,414,271
Tingyi (Cayman Islands) Holding Corp.	28,000	38,994
Towngas China Co. Ltd.	9,181	7,317
Uni-President China Holdings Ltd.	13,000	11,574
Vipshop Holdings Ltd. ADR (a)	5,784	44,479
Want Want China Holdings Ltd.	72,000	58,350
Weibo Corp. sponsored ADR (a)	704	42,705
WH Group Ltd. (b)	120,000	102,904
Wharf Real Estate Investment Co. Ltd.	16,000	109,456
Wuxi Biologics (Cayman), Inc. (a)(b)	7,000	60,530
Wynn Macau Ltd.	22,000	54,004
Xinyi Solar Holdings Ltd.	45,098	18,970
Yihai International Holding Ltd.	6,000	18,410
Yuzhou Properties Co.	16,653	8,265
YY, Inc. ADR (a)	627	43,533
Zhen Ding Technology Holding Ltd.	6,000	15,774
Zhongsheng Group Holdings Ltd. Class H	8,500	15,309

TOTAL CAYMAN ISLANDS		12,409,946

Chile - 0.3%
Aguas Andinas SA	28,438	16,808
Banco de Chile	312,975	49,652
Banco de Credito e Inversiones	625	44,546
Banco Santander Chile	895,867	72,265
Cencosud SA	20,403	41,223
Colbun SA (a)	131,544	29,887
Compania Cervecerias Unidas SA	2,280	30,995
Compania de Petroleos de Chile SA (COPEC)	5,375	73,765
CorpBanca SA	1,664,747	16,729
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,612	15,530
Empresas CMPC SA	16,689	60,312
Enel Chile SA	408,328	43,025
Enersis SA	379,415	77,526
LATAM Airlines Group SA	4,328	51,734
S.A.C.I. Falabella	10,026	80,492

TOTAL CHILE		704,489

China - 2.8%
Agricultural Bank of China Ltd.:
(H Shares)	380,000	179,912
Class A	21,800	12,102
Air China Ltd. (H Shares)	28,000	28,032
Aluminum Corp. of China Ltd. (H Shares) (a)	68,000	25,109
Angang Steel Co. Ltd. (H Shares)	22,000	16,549
Anhui Conch Cement Co. Ltd. (H Shares)	17,500	95,433
AviChina Industry & Technology Co. Ltd. (H Shares)	23,000	15,344
Baic Motor Corp. Ltd. (b)	28,000	18,272
Bank Communications Co. Ltd. (H Shares)	123,000	104,557
Bank of Beijing Co. Ltd. Class A	22,200	19,779
Bank of China Ltd.	6,000	3,295
Bank of China Ltd. (H Shares)	1,056,000	490,978
Bank of Jiangsu Co. Ltd. Class A	24,700	22,891
Bank of Nanjing Co. Ltd. Class A	6,000	6,250
Bank of Shanghai Co. Ltd. Class A	6,860	11,783
Baoshan Iron & Steel Co. Ltd.	7,300	7,637
BBMG Corp. (H Shares)	24,000	8,233
Beijing Capital International Airport Co. Ltd. (H Shares)	26,000	24,388
BOE Technology Group Co. Ltd. Class A	18,600	7,106
BYD Co. Ltd. (H Shares)	9,000	53,267
CGN Power Co. Ltd. (H Shares) (b)	132,000	34,543
China Cinda Asset Management Co. Ltd. (H Shares)	114,000	29,499
China CITIC Bank Corp. Ltd. (H Shares)	111,000	72,316
China Coal Energy Co. Ltd. (H Shares)	18,000	7,604
China Communications Construction Co. Ltd. (H Shares)	63,000	63,216
China Communications Services Corp. Ltd. (H Shares)	32,000	30,042
China Construction Bank Corp. (H Shares)	1,286,000	1,158,431
China Eastern Airlines Corp. Ltd. (H Shares)	14,000	8,622
China Everbright Bank Co. Ltd. (H Shares)	28,000	13,517
China Fortune Land Development Co. Ltd. Class A	2,300	9,367
China Galaxy Securities Co. Ltd. (H Shares)	44,000	22,834
China Huarong Asset Management Co. Ltd. (b)	141,000	28,710
China International Capital Corp. Ltd. Class H (b)	14,400	28,872
China International Marine Containers (Group) Ltd. (H Shares)	4,400	4,715
China International Travel Service Corp. Ltd. (A Shares)	900	7,320
China Life Insurance Co. Ltd. (H Shares)	100,000	248,322
China Longyuan Power Grid Corp. Ltd. (H Shares)	41,000	30,693
China Merchants Bank Co. Ltd. (H Shares)	56,000	246,890
China Merchants Securities Co. Ltd. Class A	3,800	8,172
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	3,500	10,065
China Minsheng Banking Corp. Ltd. (H Shares)	84,900	65,041
China Molybdenum Co. Ltd. (H Shares)	48,000	19,555
China National Building Materials Co. Ltd. (H Shares)	57,000	45,486
China National Nuclear Power Co. Ltd. Class A	11,400	9,170
China Oilfield Services Ltd. (H Shares)	30,000	29,728
China Pacific Insurance (Group) Co. Ltd. (H Shares)	36,200	127,476
China Petroleum & Chemical Corp. (H Shares)	346,000	289,323
China Railway Construction Corp. Ltd. (H Shares)	29,500	40,966
China Railway Group Ltd. (H Shares)	51,000	47,761
China Railway Signal & Communications Corp. (b)	22,000	17,459
China Reinsurance Group Corp.	82,000	18,530
China Shenhua Energy Co. Ltd.:
(H Shares)	39,000	99,258
Class A	5,800	17,164
China Shipping Container Lines Co. Ltd. (H Shares) (a)	37,000	4,269
China Shipping Development Co. Ltd. (H Shares)	12,000	6,824
China Southern Airlines Ltd. (H Shares)	32,000	22,931
China State Construction Engineering Corp. Ltd. Class A	5,600	5,115
China Telecom Corp. Ltd. (H Shares)	188,000	102,069
China Tower Corp. Ltd. Class H (b)	542,000	116,394
China United Network Communications Ltd. Class A	13,100	10,381
China Vanke Co. Ltd. (H Shares)	19,200	77,858
China Yangtze Power Co. Ltd. Class A	2,000	4,904
Chongqing Changan Automobile Co. Ltd. (B Shares)	8,000	4,058
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	26,000	15,103
CITIC Securities Co. Ltd. (H Shares)	31,000	63,463
COSCO SHIPPING Holdings Co. Ltd. (H Shares) (a)	40,500	16,427
CRRC Corp. Ltd. (H Shares)	62,000	62,470
Daqin Railway Co. Ltd. (A Shares)	6,400	8,166
Datang International Power Generation Co. Ltd. (H Shares)	26,000	6,786
Dongfeng Motor Group Co. Ltd. (H Shares)	40,000	41,934
Focus Media Information Technology Co. Ltd. Class A	7,100	5,764
Foshan Haitian Flavouring & Food Co. Ltd. Class A	900	9,711
Fuyao Glass Industries Group Co. Ltd. (b)	7,600	26,506
GF Securities Co. Ltd. (H Shares)	22,400	32,177
Great Wall Motor Co. Ltd. (H Shares)	44,500	30,295
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	1,800	11,215
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,000	41,271
Guangzhou R&F Properties Co. Ltd. (H Shares)	16,400	32,717
Guotai Junan Securities Co. Ltd. Class H (b)	11,200	23,968
Haitong Securities Co. Ltd. (H Shares)	46,000	52,067
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	1,400	6,274
Huadian Power International Corp. Ltd. (H Shares)	16,000	7,449
Huaneng Power International, Inc. (H Shares)	52,000	32,684
Huaneng Renewables Corp. Ltd. (H Shares)	72,000	20,763
Huatai Securities Co. Ltd. (H Shares) (b)	22,000	41,188
Huaxia Bank Co. Ltd. Class A	10,400	11,749
Industrial & Commercial Bank of China Ltd. (H Shares)	937,000	727,922
Industrial Bank Co. Ltd. Class A	11,500	28,146
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	2,000	7,217
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	18,000	20,862
Jiangsu Expressway Co. Ltd. (H Shares)	18,000	26,060
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	500	4,406
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	300	4,231
Jiangxi Copper Co. Ltd. (H Shares)	13,000	16,527
Kangmei Pharmaceutical Co. Ltd. Class A	3,200	2,789
Kweichow Moutai Co. Ltd. (A Shares)	300	30,874
Legend Holdings Corp. (b)	5,700	14,911
Maanshan Iron & Steel Co. Ltd. Class A	26,900	14,492
Metallurgical Corp. China Ltd. (H Shares)	28,000	7,679
Midea Group Co. Ltd. Class A	1,100	7,146
New China Life Insurance Co. Ltd. (H Shares)	12,000	51,092
Orient Securities Co. Ltd. Class A	4,800	5,738
People's Insurance Co. of China Group (H Shares)	102,000	42,376
PetroChina Co. Ltd.:
(H Shares)	268,000	172,971
Class A	10,000	10,924
PICC Property & Casualty Co. Ltd. (H Shares)	94,000	97,343
Ping An Bank Co. Ltd. Class A	9,800	16,234
Ping An Insurance (Group) Co. of China Ltd.	2,000	18,798
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	70,000	681,489
Poly Developments & Holdings Class A	4,400	8,458
Postal Savings Bank of China Co. Ltd. (b)	37,000	20,822
Power Construction Corp. of China Ltd. Class A	10,500	7,835
Qingdao Haier Co. Ltd.	4,200	10,029
SAIC Motor Corp. Ltd.	1,000	3,970
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	24,000	20,109
Shanghai Electric Group Co. Ltd. (H Shares)	42,000	14,687
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	9,000	27,559
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	12,300	16,728
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	12,100	25,821
Shanghai Pudong Development Bank Co. Ltd.	12,200	19,536
Shenwan Hongyuan Group Co. Ltd. Class A	14,000	9,235
Sinopec Engineering Group Co. Ltd. (H Shares)	23,500	23,100
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	34,000	16,155
Sinopharm Group Co. Ltd. (H Shares)	16,400	73,293
Sinotrans Ltd. (H Shares)	20,000	9,208
Suning.com Co. Ltd. Class A	4,400	6,836
Tong Ren Tang Technologies Co. Ltd. (H Shares)	6,000	8,072
TravelSky Technology Ltd. (H Shares)	14,000	38,027
Tsingtao Brewery Co. Ltd. (H Shares)	6,000	26,403
Weichai Power Co. Ltd. (H Shares)	24,000	32,391
Wuliangye Yibin Co. Ltd. Class A	1,000	8,999
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	6,400	7,709
Yanzhou Coal Mining Co. Ltd. (H Shares)	26,000	23,904
Zhaojin Mining Industry Co. Ltd. (H Shares)	16,000	16,796
Zhejiang Expressway Co. Ltd. (H Shares)	16,000	16,474
ZhongAn Online P & C Insurance Co. Ltd. Class H (a)(b)	4,000	13,850
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	7,000	38,939
Zijin Mng Group Co. Ltd. (H Shares)	76,000	28,522
ZTE Corp. (H Shares)	11,800	23,925

TOTAL CHINA		7,604,153

Colombia - 0.1%
Bancolombia SA	3,265	35,058
Cementos Argos SA	5,086	13,235
Ecopetrol SA	66,428	62,470
Grupo de Inversiones Suramerica SA	3,355	37,256
Interconexion Electrica SA ESP	5,555	24,904
Inversiones Argos SA	3,671	21,943

TOTAL COLOMBIA		194,866

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	2,158	54,371
Komercni Banka A/S	956	38,487
MONETA Money Bank A/S (b)	6,836	23,238

TOTAL CZECH REPUBLIC		116,096

Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	57	71,093
Series B	82	109,666
Carlsberg A/S Series B	1,431	163,539
Christian Hansen Holding A/S	1,289	122,133
Coloplast A/S Series B	1,590	145,095
Danske Bank A/S	9,624	177,801
DONG Energy A/S (b)	2,544	182,929
DSV de Sammensluttede Vognmaend A/S	2,532	201,631
Genmab A/S (a)	843	122,887
H Lundbeck A/S	1,029	45,073
ISS Holdings A/S	2,197	62,063
Novo Nordisk A/S Series B	24,469	1,146,766
Novozymes A/S Series B	2,940	122,650
Pandora A/S	1,441	62,391
Tryg A/S	1,424	36,307
Vestas Wind Systems A/S	2,621	216,193
William Demant Holding A/S (a)	1,389	43,784

TOTAL DENMARK		3,032,001

Egypt - 0.0%
Commercial International Bank SAE	10,816	50,783
Commercial International Bank SAE sponsored GDR	3,362	16,323
Eastern Tobacco Co.	12,960	12,315
Elsewedy Electric Co.	7,370	7,303

TOTAL EGYPT		86,724

Finland - 0.8%
Elisa Corp. (A Shares)	1,839	76,935
Fortum Corp.	6,056	137,386
Kone Oyj (B Shares)	4,536	220,085
Metso Corp.	1,515	44,392
Neste Oyj	1,728	158,506
Nokia Corp.	75,580	477,489
Nokian Tyres PLC	1,604	53,279
Nordea Bank ABP	40,802	370,532
Orion Oyj (B Shares)	1,369	48,309
Sampo Oyj (A Shares)	5,955	272,830
Stora Enso Oyj (R Shares)	7,323	98,511
UPM-Kymmene Corp.	7,135	206,291
Wartsila Corp.	5,975	97,285

TOTAL FINLAND		2,261,830

France - 6.5%
Accor SA	2,507	109,128
Aeroports de Paris	382	73,106
Air Liquide SA	5,731	695,741
Alstom SA	2,147	86,453
Amundi SA (b)	858	49,300
Arkema SA	915	86,843
Atos Origin SA	1,262	115,154
AXA SA	26,017	603,339
BIC SA	374	37,478
bioMerieux SA	516	36,441
BNP Paribas SA	15,089	707,501
Bollore SA	11,467	47,277
Bouygues SA	2,992	105,890
Bureau Veritas SA	3,603	80,005
Capgemini SA	2,156	238,089
Carrefour SA	7,943	157,148
Casino Guichard Perrachon SA	805	39,630
CNP Assurances	2,221	50,436
Compagnie de St. Gobain	6,664	229,961
Covivio	585	59,794
Credit Agricole SA	15,337	175,170
Danone SA	8,266	601,532
Dassault Aviation SA	33	49,141
Dassault Systemes SA	1,755	220,061
Edenred SA	3,249	131,794
EDF SA	8,067	133,239
Eiffage SA	1,038	97,329
ENGIE	24,598	393,746
Essilor International SA	3,866	489,742
Eurazeo SA	579	43,011
Eutelsat Communications	2,238	47,390
Faurecia SA	956	41,756
Gecina SA	622	91,271
Groupe Eurotunnel SA	6,240	91,279
Hermes International SCA	425	255,097
ICADE	493	41,532
Iliad SA	379	43,424
Imerys SA	503	26,484
Ingenico SA	827	45,067
Ipsen SA	518	65,219
JCDecaux SA	1,002	29,681
Kering SA	1,018	509,776
Klepierre SA	2,816	96,567
L'Oreal SA	3,381	814,906
Legrand SA	3,558	210,792
LVMH Moet Hennessy - Louis Vuitton SA	3,730	1,196,586
Michelin CGDE Series B	2,283	247,984
Natixis SA	12,649	64,746
Orange SA	26,600	412,577
Pernod Ricard SA	2,845	472,176
Peugeot Citroen SA	7,882	198,388
Publicis Groupe SA	2,841	173,471
Remy Cointreau SA	331	38,455
Renault SA	2,574	182,222
Rexel SA	4,290	48,907
Safran SA	4,477	588,230
Sanofi SA	15,156	1,317,328
Sartorius Stedim Biotech	377	41,555
Schneider Electric SA	7,368	524,024
SCOR SE	2,186	91,986
SEB SA	303	46,473
Societe Generale Series A	10,290	320,837
Sodexo SA	1,189	123,845
SR Teleperformance SA	784	134,874
Suez Environnement SA	5,110	65,420
Thales SA	1,426	157,768
Total SA	32,159	1,762,993
Ubisoft Entertainment SA (a)	1,088	96,556
Valeo SA	3,217	100,639
Veolia Environnement SA	7,250	152,856
VINCI SA	6,791	597,544
Vivendi SA	14,003	357,062
Wendel SA	372	45,347

TOTAL FRANCE		17,914,569

Germany - 5.3%
adidas AG	2,531	601,703
Allianz SE	5,773	1,224,873
Axel Springer Verlag AG	678	41,440
BASF AG	12,328	903,121
Bayer AG	12,539	950,404
Bayerische Motoren Werke AG (BMW)	4,390	369,121
Beiersdorf AG	1,357	135,596
Brenntag AG	2,130	100,851
Commerzbank AG (a)	13,194	94,553
Continental AG	1,480	233,894
Covestro AG (b)	2,605	143,657
Daimler AG (Germany)	12,205	721,682
Delivery Hero AG (a)(b)	1,311	48,318
Deutsche Bank AG	26,389	233,967
Deutsche Borse AG	2,588	344,587
Deutsche Lufthansa AG	3,103	78,350
Deutsche Post AG	13,320	393,421
Deutsche Telekom AG	44,533	724,145
Deutsche Wohnen AG (Bearer)	4,771	238,040
Drillisch AG	695	28,861
E.ON AG	29,654	329,645
Evonik Industries AG	2,196	59,973
Fraport AG Frankfurt Airport Services Worldwide	571	45,057
Fresenius Medical Care AG & Co. KGaA	2,903	213,516
Fresenius SE & Co. KGaA	5,601	290,412
GEA Group AG	2,093	57,543
Hannover Reuck SE	797	114,852
HeidelbergCement Finance AG	2,030	140,572
Henkel AG & Co. KGaA	1,386	126,993
Hochtief AG	272	40,629
Hugo Boss AG	876	62,807
Infineon Technologies AG	15,181	337,678
innogy SE (b)	1,800	85,296
KION Group AG	902	52,055
Lanxess AG	1,160	63,758
Merck KGaA	1,757	184,173
Metro Wholesale & Food Specialist AG	2,376	40,154
MTU Aero Engines Holdings AG	709	152,728
Muenchener Rueckversicherungs AG	2,006	447,660
OSRAM Licht AG	1,390	59,042
ProSiebenSat.1 Media AG	3,108	55,480
Puma AG	113	62,924
RWE AG	6,971	172,666
SAP SE	13,201	1,365,053
Siemens AG	10,276	1,126,556
Siemens Healthineers AG (b)	2,006	79,042
Symrise AG	1,678	139,438
Telefonica Deutschland Holding AG	10,478	36,699
Thyssenkrupp AG	5,815	102,966
TUI AG	302	4,597
TUI AG (GB)	5,775	87,410
Uniper SE	2,774	80,235
United Internet AG	1,629	64,495
Volkswagen AG	446	77,595
Vonovia SE	6,599	330,906
Wirecard AG	1,577	261,188
Zalando SE (a)(b)	1,573	47,982

TOTAL GERMANY		14,610,359

Greece - 0.1%
Alpha Bank AE (a)	18,308	18,294
Ff Group (a)(d)	256	1,125
Greek Organization of Football Prognostics SA	2,686	26,209
Hellenic Telecommunications Organization SA	3,068	38,452
Jumbo SA	1,418	23,177
Motor Oil (HELLAS) Corinth Refineries SA	698	17,377
Titan Cement Co. SA (Reg.)	726	16,337

TOTAL GREECE		140,971

Hong Kong - 2.7%
AIA Group Ltd.	162,000	1,462,781
Bank of East Asia Ltd.	16,881	56,941
Beijing Enterprises Holdings Ltd.	6,500	36,951
BOC Hong Kong (Holdings) Ltd.	49,500	191,264
BYD Electronic International Co. Ltd.	11,500	14,249
China Agri-Industries Holdings Ltd.	21,000	7,477
China Everbright International Ltd.	47,888	48,358
China Everbright Ltd.	12,000	22,645
China Jinmao Holdings Group Ltd.	74,000	37,564
China Merchants Holdings International Co. Ltd.	16,131	31,987
China Mobile Ltd.	82,500	867,681
China Overseas Land and Investment Ltd.	52,000	196,151
China Power International Development Ltd.	84,000	21,676
China Resources Beer Holdings Co. Ltd.	20,000	70,295
China Resources Pharmaceutical Group Ltd. (b)	19,500	27,808
China Resources Power Holdings Co. Ltd.	28,000	56,121
China Taiping Insurance Group Ltd.	22,400	61,836
China Travel International Investment HK Ltd.	22,000	6,371
China Unicom Ltd.	82,000	93,929
CITIC Pacific Ltd.	76,000	115,130
CLP Holdings Ltd.	22,000	256,235
CNOOC Ltd.	239,000	399,470
CSPC Pharmaceutical Group Ltd.	62,000	106,962
Far East Horizon Ltd.	30,000	31,012
Fosun International Ltd.	35,500	53,267
Galaxy Entertainment Group Ltd.	32,000	222,805
Guangdong Investment Ltd.	40,000	76,387
Hang Lung Group Ltd.	12,000	35,265
Hang Lung Properties Ltd.	28,000	61,310
Hang Seng Bank Ltd.	10,200	234,670
Henderson Land Development Co. Ltd.	17,100	97,209
Hong Kong & China Gas Co. Ltd.	123,110	267,524
Hong Kong Exchanges and Clearing Ltd.	15,832	495,369
Hua Hong Semiconductor Ltd. (b)	5,000	11,162
Hysan Development Co. Ltd.	9,000	46,835
i-CABLE Communications Ltd. (a)	531	7
Lenovo Group Ltd.	96,000	70,085
Link (REIT)	28,500	313,276
MMG Ltd. (a)	40,000	14,746
MTR Corp. Ltd.	20,104	112,437
New World Development Co. Ltd.	79,070	124,705
PCCW Ltd.	61,000	36,313
Power Assets Holdings Ltd.	19,000	127,994
Shanghai Industrial Holdings Ltd.	5,000	10,531
Shenzhen Investment Ltd.	30,000	10,465
Sino Land Ltd.	45,231	81,338
Sino-Ocean Group Holding Ltd.	31,000	15,237
Sinotruk Hong Kong Ltd.	10,000	18,522
SJM Holdings Ltd.	28,000	29,572
Sun Art Retail Group Ltd.	34,500	34,290
Sun Hung Kai Properties Ltd.	21,500	360,610
Swire Pacific Ltd. (A Shares)	6,500	76,981
Swire Properties Ltd.	16,200	63,232
Techtronic Industries Co. Ltd.	18,500	107,995
Wharf Holdings Ltd.	16,000	48,360
Wheelock and Co. Ltd.	11,000	70,517
Winteam Pharmaceutical Group Ltd.	36,000	23,498
Yuexiu Property Co. Ltd.	66,000	12,830

TOTAL HONG KONG		7,586,238

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	4,737	56,668
OTP Bank PLC	2,960	121,929
Richter Gedeon PLC	1,880	40,049

TOTAL HUNGARY		218,646

India - 2.2%
Adani Ports & Special Economic Zone Ltd. (a)	6,557	31,293
Ambuja Cements Ltd.	7,478	22,120
Ashok Leyland Ltd.	14,204	16,274
Asian Paints Ltd.	3,838	76,403
Aurobindo Pharma Ltd.	3,817	42,376
Avenue Supermarts Ltd. (a)(b)	1,510	29,256
Axis Bank Ltd. (a)	24,167	246,132
Bajaj Auto Ltd.	1,142	41,112
Bajaj Finance Ltd.	2,376	86,215
Bajaj Finserv Ltd.	511	43,869
Bharat Forge Ltd.	3,016	20,954
Bharat Petroleum Corp. Ltd.	9,564	46,560
Bharti Airtel Ltd.	19,213	82,960
Bharti Infratel Ltd.	4,557	18,768
Bosch Ltd. (a)	92	24,441
Britannia Industries Ltd.	756	34,068
Cadila Healthcare Ltd.	2,768	12,442
Cipla Ltd. (a)	4,373	31,879
Coal India Ltd.	9,000	28,493
Container Corp. of India Ltd.	2,160	19,953
Dabur India Ltd.	7,142	44,653
Divi's Laboratories Ltd.	1,132	24,028
Dr. Reddy's Laboratories Ltd.	1,581	60,659
Eicher Motors Ltd.	188	50,353
GAIL India Ltd. (a)	10,948	51,245
Glenmark Pharmaceuticals Ltd.	1,882	17,283
Godrej Consumer Products Ltd.	4,505	45,031
Grasim Industries Ltd. (a)	4,648	47,227
Havells India Ltd. (a)	3,395	34,134
HCL Technologies Ltd.	7,369	104,387
Hero Motocorp Ltd.	618	22,765
Hindalco Industries Ltd.	15,616	45,884
Hindustan Petroleum Corp. Ltd.	8,365	27,526
Hindustan Unilever Ltd.	8,738	217,126
Housing Development Finance Corp. Ltd.	21,555	583,938
ICICI Bank Ltd.	32,281	166,204
Indiabulls Housing Finance Ltd.	3,899	36,523
Indian Oil Corp. Ltd.	19,466	37,541
Infosys Ltd.	46,754	493,808
Infosys Ltd. sponsored ADR	186	2,009
InterGlobe Aviation Ltd. (b)	1,229	20,572
ITC Ltd.	45,955	180,459
JSW Steel Ltd.	11,404	44,131
Larsen & Toubro Ltd.	6,319	117,039
LIC Housing Finance Ltd.	3,606	22,809
Lupin Ltd. (a)	3,184	39,293
Mahindra & Mahindra Financial Services Ltd. (a)	3,699	21,086
Mahindra & Mahindra Ltd.	10,189	97,647
Marico Ltd.	6,091	31,481
Maruti Suzuki India Ltd.	1,444	135,144
Motherson Sumi Systems Ltd.	12,475	24,718
Nestle India Ltd.	319	51,688
NTPC Ltd.	25,032	49,281
Oil & Natural Gas Corp. Ltd.	19,307	38,432
Page Industries Ltd.	79	26,018
Petronet LNG Ltd.	8,132	26,089
Pidilite Industries Ltd.	1,685	26,589
Piramal Enterprises Ltd.	1,093	31,306
Power Grid Corp. of India Ltd.	22,009	58,496
Rec Ltd.	8,804	15,472
Reliance Industries Ltd.	38,281	662,014
Shree Cement Ltd.	103	22,810
Shriram Transport Finance Co. Ltd.	1,964	28,102
State Bank of India (a)	23,994	99,293
Sun Pharmaceutical Industries Ltd.	11,044	65,904
Tata Consultancy Services Ltd.	12,089	343,129
Tata Motors Ltd. (a)	21,805	56,145
Tata Power Co. Ltd.	12,640	12,701
Tata Steel Ltd.	4,405	29,592
Tech Mahindra Ltd. (a)	6,342	65,413
Titan Co. Ltd.	3,935	55,221
Ultratech Cemco Ltd. (a)	1,299	64,426
United Spirits Ltd. (a)	4,092	31,128
UPL Ltd. (a)	4,645	51,484
Vedanta Ltd.	17,450	48,531
Vodafone Idea Ltd. (a)	26,990	11,449
Wipro Ltd.	15,209	79,131
Yes Bank Ltd.	23,337	63,835
Zee Entertainment Enterprises Ltd.	6,540	35,041

TOTAL INDIA		5,950,991

Indonesia - 0.6%
PT Adaro Energy Tbk	208,200	20,712
PT Astra International Tbk	273,500	165,402
PT Bank Central Asia Tbk	132,100	266,374
PT Bank Danamon Indonesia Tbk Series A	42,200	27,484
PT Bank Mandiri (Persero) Tbk	245,600	131,623
PT Bank Negara Indonesia (Persero) Tbk	103,700	67,352
PT Bank Rakyat Indonesia Tbk	744,000	205,003
PT Bank Tabungan Negara Tbk	60,700	11,903
PT Bumi Serpong Damai Tbk (a)	121,200	11,537
PT Charoen Pokphand Indonesia Tbk	99,400	52,643
PT Gudang Garam Tbk	6,700	40,111
PT Hanjaya Mandala Sampoerna Tbk	129,200	35,415
PT Indah Kiat Pulp & Paper Tbk	39,100	36,379
PT Indocement Tunggal Prakarsa Tbk	22,500	30,958
PT Indofood CBP Sukses Makmur Tbk	26,200	20,204
PT Indofood Sukses Makmur Tbk	59,000	32,725
PT Jasa Marga Tbk	20,400	7,183
PT Kalbe Farma Tbk	268,600	30,758
PT Pabrik Kertas Tjiwi Kimia Tbk	18,200	17,552
PT Pakuwon Jati Tbk	192,000	8,932
PT Perusahaan Gas Negara Tbk Series B	150,600	27,700
PT Semen Gresik (Persero) Tbk	40,400	36,648
PT Surya Citra Media Tbk	93,600	12,627
PT Tambang Batubara Bukit Asam Tbk	41,200	12,709
PT Telekomunikasi Indonesia Tbk Series B	675,600	188,546
PT Tower Bersama Infrastructure Tbk	14,900	5,247
PT Unilever Indonesia Tbk	21,100	75,505
PT United Tractors Tbk	22,000	40,505

TOTAL INDONESIA		1,619,737

Ireland - 0.4%
AIB Group PLC	11,448	51,103
Bank Ireland Group PLC	13,091	78,366
CRH PLC	11,130	320,373
CRH PLC sponsored ADR	31	894
DCC PLC (United Kingdom)	1,353	110,469
James Hardie Industries PLC CDI	5,742	63,985
Kerry Group PLC Class A	2,130	217,591
Kingspan Group PLC (Ireland)	2,089	85,361
Paddy Power Betfair PLC (Ireland)	1,076	87,997
Ryanair Holdings PLC (a)	493	6,200
Ryanair Holdings PLC sponsored ADR (a)	290	20,590
Smurfit Kappa Group PLC	2,934	84,561

TOTAL IRELAND		1,127,490

Isle of Man - 0.1%
Gaming VC Holdings SA	7,201	63,469
Genting Singapore Ltd.	84,100	68,719
NEPI Rockcastle PLC	5,174	48,932

TOTAL ISLE OF MAN		181,120

Israel - 0.4%
Azrieli Group	571	30,377
Bank Hapoalim BM (Reg.)	14,655	99,128
Bank Leumi le-Israel BM	20,487	135,196
Bezeq The Israel Telecommunication Corp. Ltd.	28,466	22,810
Check Point Software Technologies Ltd. (a)	1,670	186,906
Elbit Systems Ltd. (Israel)	312	38,552
Israel Chemicals Ltd.	9,602	55,599
Mizrahi Tefahot Bank Ltd.	1,808	33,575
NICE Systems Ltd. (a)	777	85,515
NICE Systems Ltd. sponsored ADR (a)	40	4,398
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	13,015	258,348
Wix.com Ltd. (a)	578	63,204

TOTAL ISRAEL		1,013,608

Italy - 1.2%
Assicurazioni Generali SpA	15,634	273,699
Atlantia SpA	6,716	158,662
Davide Campari-Milano SpA	7,986	71,709
Enel SpA	109,343	660,861
Eni SpA	34,051	577,363
Intesa Sanpaolo SpA	199,835	457,248
Leonardo SpA	5,702	55,201
Mediobanca SpA	8,269	72,062
Moncler SpA	2,411	90,792
Pirelli & C. S.p.A. (a)(b)	5,430	35,451
Poste Italiane SpA (b)	7,129	61,313
Prysmian SpA	3,183	68,238
Recordati SpA	1,393	50,448
Snam Rete Gas SpA	30,516	145,652
Telecom Italia SpA (a)	152,731	84,980
Terna SpA	18,952	116,532
UniCredit SpA	26,967	311,381

TOTAL ITALY		3,291,592

Japan - 16.0%
ABC-MART, Inc.	400	22,915
ACOM Co. Ltd.	4,300	15,041
AEON Co. Ltd.	8,200	166,258
AEON Financial Service Co. Ltd.	1,600	30,950
AEON MALL Co. Ltd.	1,500	24,870
Agc, Inc.	2,500	84,577
Air Water, Inc.	2,000	33,289
Aisin Seiki Co. Ltd.	2,200	86,647
Ajinomoto Co., Inc.	6,100	105,339
Alfresa Holdings Corp.	2,600	71,537
All Nippon Airways Ltd.	1,600	58,874
Alps Electric Co. Ltd.	3,000	62,988
Amada Holdings Co. Ltd.	4,700	47,119
Aozora Bank Ltd.	1,600	49,208
Asahi Group Holdings	4,900	204,457
ASAHI INTECC Co. Ltd.	1,300	56,332
Asahi Kasei Corp.	16,900	184,942
Asics Corp.	2,200	31,710
Astellas Pharma, Inc.	25,400	376,891
Bandai Namco Holdings, Inc.	2,700	118,857
Bank of Kyoto Ltd.	700	29,722
Benesse Holdings, Inc.	900	23,474
Bridgestone Corp.	8,200	315,277
Brother Industries Ltd.	2,900	48,775
Calbee, Inc.	1,100	35,244
Canon, Inc.	13,400	385,387
Casio Computer Co. Ltd.	2,800	37,196
Central Japan Railway Co.	1,900	409,741
Chiba Bank Ltd.	8,400	51,052
Chubu Electric Power Co., Inc.	8,000	126,289
Chugai Pharmaceutical Co. Ltd.	3,000	176,819
Chugoku Electric Power Co., Inc.	3,800	51,876
Coca-Cola West Co. Ltd.	1,800	55,442
Concordia Financial Group Ltd.	14,900	61,283
Credit Saison Co. Ltd.	1,900	24,944
CyberAgent, Inc.	1,300	41,772
Dai Nippon Printing Co. Ltd.	3,300	76,225
Dai-ichi Mutual Life Insurance Co.	14,500	234,223
Daicel Chemical Industries Ltd.	3,700	38,724
Daifuku Co. Ltd.	1,300	64,925
Daiichi Sankyo Kabushiki Kaisha	7,700	266,292
Daikin Industries Ltd.	3,300	357,196
Dainippon Sumitomo Pharma Co. Ltd.	2,200	51,423
Daito Trust Construction Co. Ltd.	1,000	139,041
Daiwa House Industry Co. Ltd.	7,600	246,089
Daiwa House REIT Investment Corp.	22	51,746
Daiwa Securities Group, Inc.	22,100	109,927
DeNA Co. Ltd.	1,600	28,203
DENSO Corp.	5,900	270,179
Dentsu, Inc.	2,900	137,379
Disco Corp.	400	59,050
East Japan Railway Co.	4,100	379,417
Eisai Co. Ltd.	3,400	262,792
Electric Power Development Co. Ltd.	2,000	49,888
FamilyMart Co. Ltd.	800	93,422
Fanuc Corp.	2,600	442,212
Fast Retailing Co. Ltd.	800	365,977
Fuji Electric Co. Ltd.	1,700	52,284
Fujifilm Holdings Corp.	5,200	222,704
Fujitsu Ltd.	2,600	173,866
Fukuoka Financial Group, Inc.	2,000	44,085
Hakuhodo DY Holdings, Inc.	3,000	45,995
Hamamatsu Photonics K.K.	1,900	67,854
Hankyu Hanshin Holdings, Inc.	3,000	106,863
Hikari Tsushin, Inc.	300	47,868
Hino Motors Ltd.	3,400	34,055
Hirose Electric Co. Ltd.	400	42,818
Hisamitsu Pharmaceutical Co., Inc.	800	40,762
Hitachi Chemical Co. Ltd.	1,400	22,981
Hitachi Construction Machinery Co. Ltd.	1,600	40,365
Hitachi High-Technologies Corp.	900	32,389
Hitachi Ltd.	12,900	404,202
Hitachi Metals Ltd.	2,900	32,454
Honda Motor Co. Ltd.	21,800	654,479
Hoshizaki Corp.	700	49,612
Hoya Corp.	5,100	294,880
Hulic Co. Ltd.	4,000	36,833
Idemitsu Kosan Co. Ltd.	1,900	66,895
IHI Corp.	2,000	63,071
Iida Group Holdings Co. Ltd.	1,800	32,736
INPEX Corp.	13,800	132,457
Isetan Mitsukoshi Holdings Ltd.	4,300	44,135
Isuzu Motors Ltd.	7,300	108,302
Itochu Corp.	18,900	345,553
J. Front Retailing Co. Ltd.	2,800	32,029
Japan Airlines Co. Ltd.	1,600	58,227
Japan Airport Terminal Co. Ltd.	700	26,734
Japan Exchange Group, Inc.	6,800	119,300
Japan Post Bank Co. Ltd.	5,100	59,322
Japan Post Holdings Co. Ltd.	21,000	257,765
Japan Prime Realty Investment Corp.	12	48,859
Japan Real Estate Investment Corp.	18	105,430
Japan Retail Fund Investment Corp.	35	71,655
Japan Tobacco, Inc.	14,700	371,127
JFE Holdings, Inc.	6,500	114,246
JGC Corp.	2,800	42,672
JSR Corp.	2,700	43,527
JTEKT Corp.	2,700	34,926
JX Holdings, Inc.	43,700	238,068
Kajima Corp.	6,000	85,160
Kakaku.com, Inc.	1,700	29,716
Kamigumi Co. Ltd.	1,400	30,950
Kaneka Corp.	600	23,411
Kansai Electric Power Co., Inc.	9,500	144,255
Kansai Paint Co. Ltd.	2,600	45,591
Kao Corp.	6,600	464,863
Kawasaki Heavy Industries Ltd.	1,800	45,196
KDDI Corp.	23,800	594,634
Keihan Electric Railway Co., Ltd.	1,300	53,528
Keihin Electric Express Railway Co. Ltd.	3,000	50,980
Keio Corp.	1,400	80,331
Keisei Electric Railway Co.	1,800	57,012
Keyence Corp.	1,300	666,679
Kikkoman Corp.	1,900	100,647
Kintetsu Group Holdings Co. Ltd.	2,300	100,193
Kirin Holdings Co. Ltd.	11,000	261,556
Kobayashi Pharmaceutical Co. Ltd.	700	44,342
Kobe Steel Ltd.	4,300	34,345
Koito Manufacturing Co. Ltd.	1,400	83,929
Komatsu Ltd.	12,400	326,518
Konami Holdings Corp.	1,200	55,194
Konica Minolta, Inc.	6,300	63,217
Kose Corp.	400	58,719
Kubota Corp.	13,200	207,710
Kuraray Co. Ltd.	4,100	62,897
Kurita Water Industries Ltd.	1,300	32,940
Kyocera Corp.	4,300	241,361
Kyowa Hakko Kirin Co., Ltd.	3,600	68,745
Kyushu Electric Power Co., Inc.	5,000	61,786
Kyushu Railway Co.	2,100	71,526
Lawson, Inc.	700	43,121
LINE Corp. (a)	900	32,407
Lion Corp.	3,000	62,327
LIXIL Group Corp.	3,800	55,679
M3, Inc.	5,700	81,896
Makita Corp.	3,000	106,036
Marubeni Corp.	20,800	161,664
Marui Group Co. Ltd.	2,400	48,606
Maruichi Steel Tube Ltd.	700	22,428
Mazda Motor Corp.	7,600	84,111
McDonald's Holdings Co. (Japan) Ltd.	900	39,784
Mebuki Financial Group, Inc.	11,100	31,081
Medipal Holdings Corp.	2,400	55,304
Meiji Holdings Co. Ltd.	1,700	131,255
Minebea Mitsumi, Inc.	5,300	86,707
Misumi Group, Inc.	3,900	88,795
Mitsubishi Chemical Holdings Corp.	17,300	148,200
Mitsubishi Corp.	18,100	528,585
Mitsubishi Electric Corp.	24,500	308,291
Mitsubishi Estate Co. Ltd.	15,900	280,923
Mitsubishi Gas Chemical Co., Inc.	2,400	37,787
Mitsubishi Heavy Industries Ltd.	4,100	158,203
Mitsubishi Materials Corp.	1,300	37,117
Mitsubishi Motors Corp. of Japan	9,400	58,078
Mitsubishi Tanabe Pharma Corp.	3,500	54,657
Mitsubishi UFJ Financial Group, Inc.	157,800	846,427
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,700	23,991
Mitsui & Co. Ltd.	22,100	359,626
Mitsui Chemicals, Inc.	2,400	60,019
Mitsui Fudosan Co. Ltd.	12,000	290,512
Mitsui OSK Lines Ltd.	1,400	34,857
Mizuho Financial Group, Inc.	322,700	529,666
MonotaRO Co. Ltd.	1,600	33,976
MS&AD Insurance Group Holdings, Inc.	6,300	187,048
Murata Manufacturing Co. Ltd.	2,400	360,518
Nabtesco Corp.	1,400	36,849
Nagoya Railroad Co. Ltd.	2,400	63,457
NEC Corp.	3,400	113,932
New Hampshire Foods Ltd.	1,200	47,372
Nexon Co. Ltd. (a)	5,800	88,498
NGK Insulators Ltd.	3,600	55,194
NGK Spark Plug Co. Ltd.	2,100	45,075
Nidec Corp.	3,000	358,871
Nikon Corp.	4,400	75,296
Nintendo Co. Ltd.	1,500	454,932
Nippon Building Fund, Inc.	18	116,337
Nippon Electric Glass Co. Ltd.	1,200	33,271
Nippon Express Co. Ltd.	1,000	63,163
Nippon Paint Holdings Co. Ltd.	2,000	66,835
Nippon Prologis REIT, Inc.	22	47,969
Nippon Steel & Sumitomo Metal Corp.	10,800	199,293
Nippon Telegraph & Telephone Corp.	9,300	399,790
Nippon Yusen KK	2,200	36,719
Nissan Chemical Corp.	1,700	90,209
Nissan Motor Co. Ltd.	31,000	264,740
Nisshin Seifun Group, Inc.	2,600	52,298
Nissin Food Holdings Co. Ltd.	800	50,751
Nitori Holdings Co. Ltd.	1,100	142,997
Nitto Denko Corp.	2,200	124,012
NKSJ Holdings, Inc.	4,500	168,804
Nomura Holdings, Inc.	46,500	181,574
Nomura Real Estate Holdings, Inc.	1,500	29,098
Nomura Real Estate Master Fund, Inc.	52	74,426
Nomura Research Institute Ltd.	1,600	65,219
NSK Ltd.	4,900	47,639
NTT Data Corp.	8,700	103,513
NTT DOCOMO, Inc.	17,800	427,677
Obayashi Corp.	8,900	84,404
OBIC Co. Ltd.	900	84,939
Odakyu Electric Railway Co. Ltd.	3,900	87,542
Oji Holdings Corp.	11,700	67,563
Olympus Corp.	4,000	164,150
OMRON Corp.	2,700	110,305
Ono Pharmaceutical Co. Ltd.	5,300	115,342
Oracle Corp. Japan	500	36,355
Oriental Land Co. Ltd.	2,700	275,887
ORIX Corp.	17,800	268,001
Osaka Gas Co. Ltd.	5,100	100,525
Otsuka Corp.	1,400	45,114
Otsuka Holdings Co. Ltd.	5,300	216,671
Pan Pacific International Hold	1,600	92,981
Panasonic Corp.	29,600	289,850
Park24 Co. Ltd.	1,700	40,469
Pigeon Corp.	1,500	58,389
Pola Orbis Holdings, Inc.	1,300	38,728
Rakuten, Inc.	11,800	88,723
Recruit Holdings Co. Ltd.	14,800	395,731
Renesas Electronics Corp. (a)	11,600	66,560
Resona Holdings, Inc.	28,200	142,366
Ricoh Co. Ltd.	8,900	94,617
Rinnai Corp.	400	26,440
ROHM Co. Ltd.	1,300	91,182
Ryohin Keikaku Co. Ltd.	300	70,783
Sankyo Co. Ltd. (Gunma)	600	23,190
Santen Pharmaceutical Co. Ltd.	5,100	70,185
SBI Holdings, Inc. Japan	2,900	61,714
Secom Co. Ltd.	2,800	233,948
Sega Sammy Holdings, Inc.	2,300	32,307
Seibu Holdings, Inc.	3,000	51,972
Seiko Epson Corp.	3,700	58,697
Sekisui Chemical Co. Ltd.	4,900	76,115
Sekisui House Ltd.	8,200	122,407
Seven & i Holdings Co. Ltd.	10,100	439,784
Seven Bank Ltd.	9,200	27,366
SG Holdings Co. Ltd.	1,200	32,136
Sharp Corp.	2,800	29,639
Shimadzu Corp.	3,100	71,008
Shimamura Co. Ltd.	300	25,917
SHIMANO, Inc.	1,000	139,729
SHIMIZU Corp.	7,600	64,540
Shin-Etsu Chemical Co. Ltd.	4,900	413,151
Shinsei Bank Ltd.	1,900	25,676
Shionogi & Co. Ltd.	3,700	227,112
Shiseido Co. Ltd.	5,100	303,167
Shizuoka Bank Ltd.	5,800	48,562
Showa Denko K.K.	1,900	63,493
Showa Shell Sekiyu K.K.	2,600	38,669
SMC Corp.	800	262,419
SoftBank Corp.	11,100	874,278
SoftBank Corp. (a)	22,500	277,416
Sohgo Security Services Co., Ltd.	900	39,165
Sony Corp.	17,000	851,818
Sony Financial Holdings, Inc.	2,500	47,349
Stanley Electric Co. Ltd.	1,800	52,137
Subaru Corp.	8,300	194,460
Sumco Corp.	3,300	45,626
Sumitomo Chemical Co. Ltd.	20,200	104,964
Sumitomo Corp.	14,900	230,015
Sumitomo Electric Industries Ltd.	10,100	143,398
Sumitomo Heavy Industries Ltd.	1,500	50,608
Sumitomo Metal Mining Co. Ltd.	3,200	92,129
Sumitomo Mitsui Financial Group, Inc.	17,800	662,195
Sumitomo Mitsui Trust Holdings, Inc.	4,400	166,669
Sumitomo Realty & Development Co. Ltd.	4,800	183,010
Sumitomo Rubber Industries Ltd.	2,100	29,092
Sundrug Co. Ltd.	900	28,712
Suntory Beverage & Food Ltd.	1,900	83,989
Suzuken Co. Ltd.	1,000	52,330
Suzuki Motor Corp.	4,600	239,618
Sysmex Corp.	2,200	122,643
T&D Holdings, Inc.	7,400	91,477
Taiheiyo Cement Corp.	1,700	58,058
Taisei Corp.	2,800	131,356
Taisho Pharmaceutical Holdings Co. Ltd.	500	50,539
Taiyo Nippon Sanso Corp.	1,900	30,002
Takashimaya Co. Ltd.	2,200	29,811
Takeda Pharmaceutical Co. Ltd.	19,977	806,537
TDK Corp.	1,800	141,620
Teijin Ltd.	2,400	41,379
Temp Holdings Co., Ltd.	2,600	46,140
Terumo Corp.	4,100	233,673
THK Co. Ltd.	1,700	40,219
Tobu Railway Co. Ltd.	2,600	73,280
Toho Co. Ltd.	1,500	54,602
Toho Gas Co. Ltd.	1,100	47,009
Tohoku Electric Power Co., Inc.	5,600	75,678
Tokio Marine Holdings, Inc.	9,000	438,908
Tokyo Century Corp.	500	23,319
Tokyo Electric Power Co., Inc. (a)	19,000	116,695
Tokyo Electron Ltd.	2,100	301,432
Tokyo Gas Co. Ltd.	5,000	131,214
Tokyu Corp.	6,500	110,994
Tokyu Fudosan Holdings Corp.	8,200	44,566
Toppan Printing Co. Ltd.	3,400	55,592
Toray Industries, Inc.	18,800	139,329
Toshiba Corp.	8,800	277,512
Tosoh Corp.	3,700	52,413
Toto Ltd.	1,900	73,523
Toyo Seikan Group Holdings Ltd.	2,000	44,912
Toyo Suisan Kaisha Ltd.	1,100	39,435
Toyoda Gosei Co. Ltd.	1,000	21,767
Toyota Industries Corp.	1,900	93,670
Toyota Motor Corp.	30,600	1,883,433
Toyota Tsusho Corp.	2,800	88,942
Trend Micro, Inc.	1,600	84,902
Tsuruha Holdings, Inc.	500	46,087
Unicharm Corp.	5,400	166,276
United Urban Investment Corp.	39	62,192
USS Co. Ltd.	3,000	52,440
Welcia Holdings Co. Ltd.	600	22,695
West Japan Railway Co.	2,200	160,347
Yahoo! Japan Corp.	38,700	104,100
Yakult Honsha Co. Ltd.	1,600	106,202
Yamada Denki Co. Ltd.	8,100	39,859
Yamaguchi Financial Group, Inc.	2,600	26,424
Yamaha Corp.	1,800	78,660
Yamaha Motor Co. Ltd.	3,700	79,010
Yamato Holdings Co. Ltd.	4,100	109,026
Yamazaki Baking Co. Ltd.	1,700	33,243
Yaskawa Electric Corp.	3,200	89,897
Yokogawa Electric Corp.	3,200	59,402
Yokohama Rubber Co. Ltd.	1,600	33,843
Zozo, Inc.	2,800	56,373

TOTAL JAPAN		44,107,387

Korea (South) - 3.3%
AMOREPACIFIC Corp.	499	81,415
AMOREPACIFIC Group, Inc.	373	22,968
BGF Retail Co. Ltd.	113	18,691
BS Financial Group, Inc.	3,301	21,810
Celltrion Healthcare Co. Ltd.	659	44,074
Celltrion Pharm, Inc.	261	14,758
Celltrion, Inc. (a)	1,117	219,900
Cheil Industries, Inc.	1,037	111,863
Cheil Worldwide, Inc.	1,027	21,695
CJ CheilJedang Corp.	102	31,404
CJ Corp.	198	21,448
CJ O Shopping Co. Ltd.	154	29,390
Coway Co. Ltd.	686	51,430
Daelim Industrial Co.	380	36,380
Daewoo Engineering & Construction Co. Ltd. (a)	2,565	11,944
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	518	17,229
Db Insurance Co. Ltd.	654	40,859
DGB Financial Group Co. Ltd.	1,816	14,170
Doosan Bobcat, Inc.	495	14,773
E-Mart Co. Ltd.	272	46,946
Fila Korea Ltd.	646	27,642
GS Engineering & Construction Corp.	814	34,428
GS Holdings Corp.	640	31,297
GS Retail Co. Ltd.	369	11,958
Hana Financial Group, Inc.	3,946	141,710
Hankook Tire Co. Ltd.	937	35,208
Hanmi Pharm Co. Ltd.	83	32,381
Hanmi Science Co. Ltd.	204	13,442
Hanon Systems	2,484	28,582
Hanwha Chemical Corp.	1,227	24,762
Hanwha Corp.	731	23,098
Hanwha Life Insurance Co. Ltd.	2,972	11,488
HDC Hyundai Development Co. (a)	456	20,188
HLB, Inc. (a)	474	31,957
Hotel Shilla Co.	466	32,088
Hyundai Department Store Co. Ltd.	150	12,891
Hyundai Engineering & Construction Co. Ltd.	1,093	61,114
Hyundai Fire & Marine Insurance Co. Ltd.	900	30,218
Hyundai Glovis Co. Ltd.	230	29,359
Hyundai Heavy Industries Co. Ltd. (a)	502	62,500
Hyundai Mobis	922	186,484
Hyundai Motor Co.	726	84,515
Hyundai Robotics Co. Ltd. (a)	135	43,567
Hyundai Steel Co.	1,066	49,063
Industrial Bank of Korea	3,595	46,051
ING Life Insurance Korea Ltd. (b)	466	12,546
Kakao Corp.	672	59,985
Kangwon Land, Inc.	1,580	48,291
KB Financial Group, Inc.	5,305	227,987
KCC Corp.	82	24,104
Kia Motors Corp.	3,567	116,556
Korea Aerospace Industries Ltd. (a)	885	27,128
Korea Electric Power Corp.	3,464	107,071
Korea Express Co. Ltd. (a)	114	17,216
Korea Gas Corp. (a)	377	18,334
Korea Investment Holdings Co. Ltd.	530	30,635
Korea Zinc Co. Ltd.	109	43,162
Korean Air Lines Co. Ltd.	532	17,408
KT Corp. sponsored ADR	185	2,557
KT&G Corp.	1,522	135,586
Kumho Petro Chemical Co. Ltd.	268	21,682
LG Chemical Ltd.	614	203,116
LG Corp.	1,276	89,125
LG Display Co. Ltd.	3,237	55,146
LG Electronics, Inc.	1,373	82,200
LG Household & Health Care Ltd.	122	138,732
LG Innotek Co. Ltd.	146	12,796
LG Telecom Ltd.	2,479	33,650
Lotte Chemical Corp.	230	62,026
Lotte Confectionery Co. Ltd. (a)	319	14,998
Lotte Shopping Co. Ltd.	145	25,548
Medy-Tox, Inc.	62	28,870
Mirae Asset Daewoo Co. Ltd.	5,017	34,231
NAVER Corp.	1,877	229,472
NCSOFT Corp.	238	100,234
Netmarble Corp. (b)	327	31,453
Oci Co. Ltd.	238	22,892
Orion Corp./Republic of Korea	309	31,527
Ottogi Corp.	18	12,605
Pearl Abyss Corp. (a)	89	15,465
POSCO	1,049	258,999
POSCO Chemtech Co. Ltd.	330	17,651
Posco Daewoo Corp.	544	9,780
S-Oil Corp.	608	57,115
S1 Corp.	190	17,592
Samsung Biologics Co. Ltd. (a)(b)	213	76,398
Samsung Card Co. Ltd.	466	13,970
Samsung Electro-Mechanics Co. Ltd.	750	72,814
Samsung Electronics Co. Ltd.	64,461	2,674,213
Samsung Engineering Co. Ltd. (a)	2,035	30,641
Samsung Fire & Marine Insurance Co. Ltd.	406	99,636
Samsung Heavy Industries Co. Ltd. (a)	5,973	48,861
Samsung Life Insurance Co. Ltd.	957	75,963
Samsung SDI Co. Ltd.	751	150,885
Samsung SDS Co. Ltd.	461	92,620
Samsung Securities Co. Ltd.	877	26,371
Shinhan Financial Group Co. Ltd.	5,727	221,553
Shinsegae Co. Ltd.	98	23,301
SillaJen, Inc. (a)	825	55,918
SK C&C Co. Ltd.	415	98,301
SK Energy Co. Ltd.	879	148,946
SK Hynix, Inc.	7,789	517,432
SK Telecom Co. Ltd.	272	62,983
STX Pan Ocean Co. Ltd. (Korea) (a)	2,748	11,178
ViroMed Co. Ltd. (a)	194	48,132
Woori Bank	5,789	77,959
Woori Investment & Securities Co. Ltd.	2,248	28,190
Yuhan Corp.	142	30,380

TOTAL KOREA (SOUTH)		9,161,254

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands)	8,879	205,240
Aroundtown SA	9,954	87,957
Eurofins Scientific SA	152	61,171
Millicom International Cellular SA (depository receipt)	852	53,295
Reinet Investments SCA	1,804	27,292
RTL Group SA	532	29,082
SES SA (France) (depositary receipt)	4,877	99,475
Tenaris SA	6,479	81,384

TOTAL LUXEMBOURG		644,896

Malaysia - 0.6%
AirAsia Group BHD	23,400	17,367
Alliance Bank Malaysia Bhd	16,600	17,184
AMMB Holdings Bhd	18,400	20,215
Axiata Group Bhd	36,385	35,621
British American Tobacco (Malaysia) Bhd	2,200	20,582
Bumiputra-Commerce Holdings Bhd	60,971	83,657
Dialog Group Bhd	51,900	38,013
DiGi.com Bhd	42,600	48,466
Fraser & Neave Holdings BHD	1,300	10,778
Gamuda Bhd	31,100	20,956
Genting Bhd	29,900	50,661
Genting Malaysia Bhd	38,400	30,844
Genting Plantations Bhd	1,900	4,741
Hap Seng Consolidated Bhd	8,000	19,238
Hartalega Holdings Bhd	20,300	26,763
Hong Leong Bank Bhd	8,400	42,328
Hong Leong Credit Bhd	3,600	17,314
IHH Healthcare Bhd	34,400	47,031
IJM Corp. Bhd	42,700	19,077
IOI Corp. Bhd	25,600	29,063
IOI Properties Group Bhd	15,700	5,979
Kuala Lumpur Kepong Bhd	5,500	33,140
Malayan Banking Bhd	50,130	116,758
Malaysia Airports Holdings Bhd	12,700	24,929
Maxis Bhd	32,300	45,343
MISC Bhd	12,800	21,188
Nestle (Malaysia) BHD	700	25,378
Petronas Chemicals Group Bhd	32,600	67,253
Petronas Dagangan Bhd	2,700	17,389
Petronas Gas Bhd	9,500	41,934
PPB Group Bhd	7,640	33,947
Press Metal Bhd	19,800	20,834
Public Bank Bhd	38,300	231,708
QL Resources Bhd	9,800	16,174
RHB Capital Bhd	10,600	14,052
Sime Darby Bhd	31,300	17,117
Sime Darby Plantation Bhd	32,200	40,643
Sime Darby Property Bhd	35,100	9,855
SP Setia Bhd	20,800	13,051
Telekom Malaysia Bhd	19,300	13,712
Tenaga Nasional Bhd	41,900	131,960
Top Glove Corp. Bhd	20,200	23,771
Westports Holdings Bhd	20,400	18,527
YTL Corp. Bhd	34,500	9,265

TOTAL MALAYSIA		1,593,806

Mauritius - 0.0%
Golden Agri-Resources Ltd.	99,100	18,772
Mexico - 0.7%
Alfa SA de CV Series A	43,200	54,378
Alsea S.A.B. de CV	6,900	19,095
America Movil S.A.B. de CV Series L	451,800	361,728
Banco Santander Mexico SA	28,285	42,349
CEMEX S.A.B. de CV unit (a)	196,580	106,194
Coca-Cola FEMSA S.A.B. de CV Series L	7,100	44,370
El Puerto de Liverpool S.A.B. de CV Class C	2,500	16,371
Embotelladoras Arca S.A.B. de CV	6,100	35,479
Fibra Uno Administracion SA de CV	42,600	58,457
Fomento Economico Mexicano S.A.B. de CV unit	26,000	236,542
Gruma S.A.B. de CV Series B	2,975	36,245
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,500	40,389
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,775	50,201
Grupo Bimbo S.A.B. de CV Series A	20,400	40,336
Grupo Carso SA de CV Series A1	6,600	25,872
Grupo Financiero Banorte S.A.B. de CV Series O	34,800	193,197
Grupo Financiero Inbursa S.A.B. de CV Series O	31,400	45,485
Grupo Mexico SA de CV Series B	47,400	113,504
Grupo Televisa SA de CV	31,800	79,507
Industrias Penoles SA de CV	1,815	24,778
Infraestructura Energetica Nova S.A.B. de CV	7,000	27,488
Kimberly-Clark de Mexico SA de CV Series A	21,000	35,054
Megacable Holdings S.A.B. de CV unit	4,100	18,435
Mexichem S.A.B. de CV	13,100	34,993
Promotora y Operadora de Infraestructura S.A.B. de CV	3,475	35,458
Wal-Mart de Mexico SA de CV Series V	70,100	184,028

TOTAL MEXICO		1,959,933

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	32,500	33,157
HKT Trust/HKT Ltd. unit	51,000	75,213

TOTAL MULTI-NATIONAL		108,370

Netherlands - 3.0%
ABN AMRO Group NV GDR (b)	5,705	141,830
AEGON NV	24,254	124,950
AerCap Holdings NV (a)	1,737	82,091
Airbus Group NV	7,826	902,026
Akzo Nobel NV	3,000	258,771
ASML Holding NV (Netherlands)	5,489	959,848
CNH Industrial NV	13,260	129,979
EXOR NV	1,448	92,482
Ferrari NV	1,645	204,479
Fiat Chrysler Automobiles NV (a)	14,575	248,870
Heineken Holding NV	1,544	133,958
Heineken NV (Bearer)	3,482	312,750
ING Groep NV (Certificaten Van Aandelen)	52,287	620,428
Koninklijke Ahold Delhaize NV	16,726	440,708
Koninklijke DSM NV	2,423	226,590
Koninklijke KPN NV	44,858	137,903
Koninklijke Philips Electronics NV	12,759	503,025
NN Group NV	4,062	171,655
NXP Semiconductors NV	4,620	402,079
QIAGEN NV (Germany) (a)	3,093	113,996
Randstad NV	1,536	74,034
STMicroelectronics NV (France)	9,383	149,697
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	1,869	336,206
Unilever NV (Certificaten Van Aandelen) (Bearer)	20,717	1,109,399
Vopak NV	876	44,529
Wolters Kluwer NV	3,877	241,406
X5 Retail Group NV unit	1,707	44,797

TOTAL NETHERLANDS		8,208,486

New Zealand - 0.1%
Auckland International Airport Ltd.	13,276	67,446
Fisher & Paykel Healthcare Corp.	7,707	66,908
Fletcher Building Ltd. (a)	10,899	37,667
Meridian Energy Ltd.	17,677	43,009
Ryman Healthcare Group Ltd.	5,118	37,074
Spark New Zealand Ltd.	24,083	67,500
The a2 Milk Co. Ltd. (a)	9,860	86,213

TOTAL NEW ZEALAND		405,817

Norway - 0.5%
Aker Bp ASA	1,606	53,470
DNB ASA	12,909	229,125
Equinor ASA	15,672	358,262
Gjensidige Forsikring ASA	2,536	43,690
Marine Harvest ASA	5,505	121,145
Norsk Hydro ASA	18,177	84,269
Orkla ASA	10,886	87,641
Schibsted ASA (B Shares)	1,266	40,154
Telenor ASA	9,853	186,220
Yara International ASA	2,379	98,190

TOTAL NORWAY		1,302,166

Pakistan - 0.0%
Habib Bank Ltd.	5,100	5,494
Lucky Cement Ltd.	562	1,908
MCB Bank Ltd.	2,900	4,361
Oil & Gas Development Co. Ltd.	7,600	8,273

TOTAL PAKISTAN		20,036

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	18,243	103,567
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	2,530	39,595
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	27,490	33,875
Aboitiz Power Corp.	23,800	17,528
Alliance Global Group, Inc.	65,700	17,263
Ayala Corp.	3,410	60,627
Ayala Land, Inc.	95,900	81,664
Bank of the Philippine Islands (BPI)	13,010	22,706
BDO Unibank, Inc.	25,550	66,154
DMCI Holdings, Inc.	56,200	13,560
Globe Telecom, Inc.	475	18,402
GT Capital Holdings, Inc.	1,433	29,325
International Container Terminal Services, Inc.	4,330	8,986
JG Summit Holdings, Inc.	37,240	46,175
Jollibee Food Corp.	5,370	32,545
Manila Electric Co.	2,540	17,820
Megaworld Corp.	204,000	20,189
Metro Pacific Investments Corp.	171,400	15,976
Metropolitan Bank & Trust Co.	21,090	33,977
Philippine Long Distance Telephone Co.	1,045	25,959
Robinsons Land Corp.	40,000	16,916
Security Bank Corp.	3,710	12,737
SM Investments Corp.	3,270	62,089
SM Prime Holdings, Inc.	138,300	101,059
Universal Robina Corp.	10,500	29,825

TOTAL PHILIPPINES		785,357

Poland - 0.3%
Alior Bank SA (a)	1,294	19,988
Bank Handlowy w Warszawie SA	256	4,752
Bank Millennium SA (a)	7,335	17,380
Bank Polska Kasa Opieki SA	2,270	67,446
Bank Zachodni WBK SA	473	47,498
BRE Bank SA	212	25,572
CD Projekt RED SA (a)	1,007	51,400
Cyfrowy Polsat SA (a)	4,286	27,288
Dino Polska SA (a)(b)	553	14,901
Grupa Lotos SA	1,292	32,279
Jastrzebska Spolka Weglowa SA (a)	644	11,816
KGHM Polska Miedz SA (Bearer) (a)	1,844	46,645
LPP SA	16	35,977
NG2 SA	383	18,397
Polish Oil & Gas Co. SA	22,984	47,112
Polska Grupa Energetyczna SA (a)	10,088	32,142
Polski Koncern Naftowy Orlen SA	4,107	115,518
Powszechna Kasa Oszczednosci Bank SA	11,594	123,060
Powszechny Zaklad Ubezpieczen SA	8,215	98,561
Telekomunikacja Polska SA (a)	9,824	14,779

TOTAL POLAND		852,511

Portugal - 0.1%
Energias de Portugal SA	35,025	127,886
Galp Energia SGPS SA Class B	6,639	103,688
Jeronimo Martins SGPS SA	3,336	47,233

TOTAL PORTUGAL		278,807

Qatar - 0.3%
Barwa Real Estate Co. (a)	2,604	29,126
Ezdan Holding Group (a)	11,326	48,615
Industries Qatar QSC (a)	2,396	94,487
Masraf al Rayan (a)	4,931	55,249
Qatar Electricity & Water Co. (a)	637	32,884
Qatar Insurance Co. SAQ	2,048	21,929
Qatar Islamic Bank (a)	1,574	68,296
Qatar National Bank SAQ	6,044	328,624
Qatar Telecom (Qtel) Q.S.C. (a)	1,160	24,179
The Commercial Bank of Qatar (a)	2,929	34,145

TOTAL QATAR		737,534

Russia - 0.9%
Alrosa Co. Ltd.	32,400	48,850
Gazprom OAO	117,940	293,758
Gazprom OAO sponsored ADR (Reg. S)	12,184	59,507
Inter Rao Ues JSC	426,000	24,927
Lukoil PJSC	5,438	438,360
Lukoil PJSC sponsored ADR	1,089	87,338
Magnit OJSC GDR (Reg. S)	4,841	77,069
Magnitogorsk Iron & Steel Works PJSC	32,900	21,792
MMC Norilsk Nickel PJSC	709	147,462
MMC Norilsk Nickel PJSC sponsored ADR	1,346	27,997
Mobile TeleSystems OJSC sponsored ADR	7,166	61,628
Moscow Exchange MICEX-RTS OAO	17,400	24,707
NOVATEK OAO GDR (Reg. S)	1,219	223,687
Novolipetsk Steel OJSC	15,320	35,627
PhosAgro OJSC GDR (Reg. S)	1,882	25,633
Polyus PJSC	375	31,517
Rosneft Oil Co. OJSC	13,180	82,917
Rosneft Oil Co. OJSC GDR (Reg. S)	2,345	14,656
Sberbank of Russia	144,795	484,006
Severstal PAO	2,250	34,368
Severstal PAO GDR (Reg. S)	592	9,034
Surgutneftegas OJSC	14,900	6,235
Tatneft PAO	17,260	213,050
Tatneft PAO sponsored ADR	513	37,644
VTB Bank OJSC (a)	50,370,000	29,103

TOTAL RUSSIA		2,540,872

Singapore - 0.9%
Ascendas Real Estate Investment Trust	36,800	74,901
BOC Aviation Ltd. Class A (b)	3,000	25,509
CapitaCommercial Trust (REIT)	34,200	47,761
CapitaLand Ltd.	33,300	82,372
CapitaMall Trust	33,400	59,545
City Developments Ltd.	5,400	36,864
ComfortDelgro Corp. Ltd.	30,500	52,789
DBS Group Holdings Ltd.	24,002	426,480
Jardine Cycle & Carriage Ltd.	1,400	39,279
Keppel Corp. Ltd.	19,500	88,360
Oversea-Chinese Banking Corp. Ltd.	42,052	359,544
Sembcorp Industries Ltd.	13,300	25,588
Singapore Airlines Ltd.	7,700	55,196
Singapore Airport Terminal Service Ltd.	9,800	35,234
Singapore Exchange Ltd.	10,600	60,157
Singapore Press Holdings Ltd.	20,400	38,036
Singapore Technologies Engineering Ltd.	20,700	57,201
Singapore Telecommunications Ltd.	109,000	245,076
Suntec (REIT)	29,200	41,863
United Overseas Bank Ltd.	18,003	336,871
UOL Group Ltd.	6,800	33,540
Venture Corp. Ltd.	4,000	48,314
Wilmar International Ltd.	25,800	63,820
Yangzijiang Shipbuilding Holdings Ltd.	32,000	33,279

TOTAL SINGAPORE		2,367,579

South Africa - 1.6%
Anglo American Platinum Ltd.	760	36,557
AngloGold Ashanti Ltd.	5,503	77,576
Aspen Pharmacare Holdings Ltd.	5,390	59,038
Barclays Africa Group Ltd.	9,560	133,190
Bidcorp Ltd.	4,474	95,580
Bidvest Group Ltd.	4,457	68,079
Capitec Bank Holdings Ltd.	529	46,511
Clicks Group Ltd.	3,652	54,214
Discovery Ltd.	4,521	54,271
Exxaro Resources Ltd.	3,094	35,907
FirstRand Ltd.	45,001	235,425
Fortress (REIT) Ltd.:
Class A	15,083	22,004
Class B	8,037	9,398
Foschini Ltd.	3,407	43,500
Gold Fields Ltd.	11,778	47,795
Growthpoint Properties Ltd.	37,319	73,069
Hyprop Investments Ltd.	3,649	24,760
Investec Ltd.	4,433	29,097
Kumba Iron Ore Ltd.	719	18,357
Liberty Holdings Ltd.	1,267	10,204
Life Healthcare Group Holdings Ltd.	18,414	37,651
MMI Holdings Ltd. (a)	10,640	13,501
Mondi Ltd.	1,491	36,883
Motus Holdings Ltd. (a)	1,614	10,862
Mr Price Group Ltd.	3,411	57,348
MTN Group Ltd.	22,293	146,275
Naspers Ltd. Class N	5,890	1,349,965
Nedbank Group Ltd.	5,347	115,202
Netcare Ltd.	14,738	27,501
Old Mutual Ltd.	66,227	116,788
Pick 'n Pay Stores Ltd.	5,574	29,186
PSG Group Ltd.	1,893	35,757
Rand Merchant Insurance Holdings Ltd.	9,698	26,936
Redefine Properties Ltd.	66,769	53,108
Remgro Ltd.	7,113	113,175
Resilient Property Income Fund Ltd.	4,540	22,115
RMB Holdings Ltd.	9,448	59,486
Sanlam Ltd.	23,492	148,971
Sappi Ltd.	6,595	38,793
Sasol Ltd.	7,502	226,967
Shoprite Holdings Ltd.	5,936	73,239
Spar Group Ltd.	2,603	39,132
Standard Bank Group Ltd.	17,290	254,193
Telkom SA Ltd.	4,772	24,148
Tiger Brands Ltd.	2,268	47,233
Truworths International Ltd.	5,341	32,254
Vodacom Group Ltd.	8,142	74,018
Woolworths Holdings Ltd.	13,508	51,155

TOTAL SOUTH AFRICA		4,436,374

Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	3,350	138,637
ACS Actividades de Construccion y Servicios SA rights (a)	3,350	1,839
Aena Sme SA (b)	913	157,589
Amadeus IT Holding SA Class A	5,894	428,253
Banco Bilbao Vizcaya Argentaria SA	89,521	531,321
Banco de Sabadell SA	75,824	86,736
Banco Santander SA (Spain)	218,453	1,033,171
Bankia SA	16,975	49,351
Bankinter SA	9,000	70,132
CaixaBank SA	48,137	182,054
Enagas SA	3,123	90,902
Endesa SA	4,182	104,446
Ferrovial SA	6,410	143,583
Gas Natural SDG SA	4,549	126,785
Grifols SA	4,106	106,919
Iberdrola SA	83,521	690,342
Inditex SA	14,616	408,857
International Consolidated Airlines Group SA	6,852	57,911
International Consolidated Airlines Group SA CDI	828	6,993
MAPFRE SA (Reg.)	15,130	42,048
Red Electrica Corporacion SA	5,828	134,082
Repsol SA	18,713	328,470
Siemens Gamesa Renewable Energy SA (a)	3,392	48,065
Telefonica SA	62,676	539,113

TOTAL SPAIN		5,507,599

Sweden - 1.6%
Alfa Laval AB	3,832	86,733
ASSA ABLOY AB (B Shares)	13,450	250,629
Atlas Copco AB:
(A Shares)	9,069	236,604
(B Shares)	5,198	124,143
Boliden AB	3,672	91,634
Electrolux AB (B Shares)	3,264	77,088
Epiroc AB:
Class A (a)	8,223	78,792
Class B (a)	5,744	51,363
Essity AB Class B	8,160	225,636
H&M Hennes & Mauritz AB (B Shares)	11,750	182,828
Hexagon AB (B Shares)	3,465	169,108
Husqvarna AB (B Shares)	5,817	44,359
ICA Gruppen AB	1,043	36,656
Industrivarden AB (C Shares)	2,303	47,379
Investor AB (B Shares)	6,125	268,805
Kinnevik AB (B Shares)	3,321	80,966
Lundbergfoeretagen AB	1,103	34,010
Lundin Petroleum AB	2,447	78,291
Sandvik AB	15,152	241,639
Securitas AB (B Shares)	4,134	66,362
Skandinaviska Enskilda Banken AB (A Shares)	21,832	228,735
Skanska AB (B Shares)	4,411	77,097
SKF AB (B Shares)	5,122	85,958
Svenska Handelsbanken AB (A Shares)	20,478	222,695
Swedbank AB (A Shares)	12,137	275,111
Swedish Match Co. AB	2,343	104,794
Tele2 AB (B Shares)	6,841	85,358
Telefonaktiebolaget LM Ericsson (B Shares)	41,261	367,779
TeliaSonera AB	37,357	162,584
Volvo AB (B Shares)	21,061	302,705

TOTAL SWEDEN		4,385,841

Switzerland - 5.6%
ABB Ltd. (Reg.)	24,712	473,006
Adecco SA (Reg.)	2,130	106,516
Baloise Holdings AG	647	99,999
Barry Callebaut AG	29	49,284
Clariant AG (Reg.)	2,716	53,858
Coca-Cola HBC AG	2,782	93,338
Compagnie Financiere Richemont SA Series A	7,024	484,150
Credit Suisse Group AG	34,364	417,707
Dufry AG	463	46,223
Ems-Chemie Holding AG	114	56,860
Galenica AG	635	80,648
Geberit AG (Reg.)	497	193,962
Givaudan SA	123	297,837
Julius Baer Group Ltd.	3,093	124,315
Kuehne & Nagel International AG	733	99,065
Lafargeholcim Ltd. (Reg.)	6,505	305,021
Lindt & Spruengli AG	1	73,407
Lindt & Spruengli AG (participation certificate)	16	101,765
Lonza Group AG	1,001	263,625
Nestle SA (Reg. S)	41,109	3,584,034
Novartis AG	29,168	2,546,389
Pargesa Holding SA	505	39,788
Partners Group Holding AG	233	159,910
Roche Holding AG (participation certificate)	9,451	2,514,304
Schindler Holding AG:
(participation certificate)	542	115,000
(Reg.)	274	57,751
SGS SA (Reg.)	71	170,994
Sika AG	1,737	228,817
Sonova Holding AG Class B	726	135,936
Straumann Holding AG	138	99,984
Swatch Group AG (Bearer)	422	121,026
Swatch Group AG (Bearer) (Reg.)	759	42,207
Swiss Life Holding AG	456	187,682
Swiss Prime Site AG	988	83,604
Swiss Re Ltd.	4,084	390,885
Swisscom AG	346	165,615
Temenos Group AG	804	108,256
UBS Group AG	51,820	669,603
Zurich Insurance Group AG	2,027	636,180

TOTAL SWITZERLAND		15,478,551

Taiwan - 2.7%
Acer, Inc.	39,000	25,436
Advantech Co. Ltd.	5,000	37,717
ASE Technology Holding Co. Ltd.	45,500	91,538
Asia Cement Corp.	29,000	34,880
ASUSTeK Computer, Inc.	9,000	70,181
AU Optronics Corp.	118,000	46,272
Catcher Technology Co. Ltd.	9,000	69,306
Cathay Financial Holding Co. Ltd.	110,000	158,243
Chang Hwa Commercial Bank	67,080	39,330
Cheng Shin Rubber Industry Co. Ltd.	25,000	35,435
Chicony Electronics Co. Ltd.	6,030	13,311
China Airlines Ltd.	40,000	13,880
China Development Finance Holding Corp.	179,000	58,817
China Life Insurance Co. Ltd.	33,726	30,738
China Steel Corp.	171,000	142,630
Chinatrust Financial Holding Co. Ltd.	235,000	160,076
Chunghwa Telecom Co. Ltd.	51,000	178,969
Compal Electronics, Inc.	53,000	31,794
Delta Electronics, Inc.	28,000	139,957
E.SUN Financial Holdings Co. Ltd.	128,879	90,363
ECLAT Textile Co. Ltd.	3,000	34,491
EVA Airways Corp.	31,010	15,167
Evergreen Marine Corp. (Taiwan)	46,866	18,470
Far Eastern Textile Ltd.	48,000	47,130
Far EasTone Telecommunications Co. Ltd.	22,000	51,652
Feng Tay Enterprise Co. Ltd.	4,000	25,501
First Financial Holding Co. Ltd.	130,171	86,833
Formosa Chemicals & Fibre Corp.	47,000	163,623
Formosa Petrochemical Corp.	17,000	60,386
Formosa Plastics Corp.	60,000	200,859
Formosa Taffeta Co. Ltd.	13,000	15,008
Foxconn Technology Co. Ltd.	12,000	23,426
Fubon Financial Holding Co. Ltd.	89,000	130,540
Giant Manufacturing Co. Ltd.	5,000	25,094
GlobalWafers Co. Ltd.	3,000	29,676
Highwealth Construction Corp.	12,000	18,922
HIWIN Technologies Corp.	3,128	25,353
Hon Hai Precision Industry Co. Ltd. (Foxconn)	176,800	409,949
Hotai Motor Co. Ltd.	4,000	38,743
Hua Nan Financial Holdings Co. Ltd.	98,366	59,444
Innolux Corp.	126,000	43,466
Inventec Corp.	34,000	26,555
Largan Precision Co. Ltd.	1,000	127,192
Lite-On Technology Corp.	30,000	44,813
MediaTek, Inc.	20,000	162,114
Mega Financial Holding Co. Ltd.	141,000	123,132
Micro-Star International Co. Ltd.	9,000	22,228
Nan Ya Plastics Corp.	69,000	172,468
Nanya Technology Corp.	14,000	28,442
Nien Made Enterprise Co. Ltd.	2,000	17,241
Novatek Microelectronics Corp.	8,000	42,043
Pegatron Corp.	28,000	47,846
Phison Electronics Corp.	2,000	16,599
Pou Chen Corp.	28,000	33,970
Powertech Technology, Inc.	11,000	25,832
President Chain Store Corp.	8,000	85,000
Quanta Computer, Inc.	37,000	68,205
Realtek Semiconductor Corp.	6,000	32,892
Ruentex Development Co. Ltd.	9,000	13,783
Ruentex Industries Ltd.	4,800	12,962
Shin Kong Financial Holding Co. Ltd.	146,454	42,083
Sinopac Holdings Co.	145,100	49,527
Standard Foods Corp.	7,000	11,464
Synnex Technology International Corp.	19,000	23,750
TaiMed Biologics, Inc. (a)	2,000	11,282
Taishin Financial Holdings Co. Ltd.	131,879	58,841
Taiwan Business Bank	53,040	19,267
Taiwan Cement Corp.	62,700	77,737
Taiwan Cooperative Financial Holding Co. Ltd.	109,975	66,724
Taiwan High Speed Rail Corp.	29,000	29,702
Taiwan Mobile Co. Ltd.	21,000	75,069
Taiwan Semiconductor Manufacturing Co. Ltd.	330,000	2,448,767
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	202	7,599
Tatung Co. Ltd. (a)	25,000	22,326
Unified-President Enterprises Corp.	65,000	154,083
United Microelectronics Corp.	161,000	61,510
Vanguard International Semiconductor Corp.	13,000	28,861
Walsin Technology Corp.	4,000	23,152
Win Semiconductors Corp.	6,000	30,612
Winbond Electronics Corp.	41,000	20,343
Wistron Corp.	38,763	27,176
WPG Holding Co. Ltd.	18,400	23,597
Yageo Corp.	3,396	37,146
Yuanta Financial Holding Co. Ltd.	133,000	74,440

TOTAL TAIWAN		7,520,981

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	13,900	79,422
Airports of Thailand PCL (For. Reg.)	56,400	124,571
Bangkok Bank PCL (For. Reg.)	3,300	23,345
Bangkok Dusit Medical Services PCL (For. Reg.)	56,200	42,456
Bangkok Expressway and Metro PCL	100,900	33,590
Banpu PCL (For. Reg.)	23,600	12,540
Berli Jucker PCL (For. Reg)	16,500	25,748
BTS Group Holdings PCL	75,100	24,040
BTS Group Holdings PCL warrants 11/29/19 (a)	6,366	128
Bumrungrad Hospital PCL (For. Reg.)	4,700	27,983
C.P. ALL PCL (For. Reg.)	67,700	168,492
Central Pattana PCL (For. Reg.)	17,300	44,164
Charoen Pokphand Foods PCL (For. Reg.)	44,700	38,991
Delta Electronics PCL (For. Reg.)	7,200	16,018
Electricity Generating PCL (For. Reg.)	1,800	15,096
Energy Absolute PCL	18,400	27,977
Glow Energy PCL (For. Reg.)	6,500	19,194
Gulf Energy Development PCL	5,700	15,874
Home Product Center PCL (For. Reg.)	54,000	26,965
Indorama Ventures PCL (For. Reg.)	21,100	32,420
IRPC PCL (For. Reg.)	159,300	29,321
Kasikornbank PCL	12,400	79,385
Kasikornbank PCL (For. Reg.)	11,100	71,773
Krung Thai Bank PCL (For. Reg.)	46,300	29,345
Land & House PCL (For. Reg.)	30,600	10,481
Minor International PCL (For. Reg.)	26,700	33,119
Muangthai Leasing PCL	9,000	13,684
PTT Exploration and Production PCL (For. Reg.)	18,800	74,020
PTT Global Chemical PCL (For. Reg.)	30,500	66,389
PTT PCL (For. Reg.)	141,000	218,902
Robinsons Department Store PCL (For. Reg.)	7,400	16,108
Siam Cement PCL (For. Reg.)	5,200	77,900
Siam Commercial Bank PCL (For. Reg.)	24,500	104,305
Thai Oil PCL (For. Reg.)	14,400	33,188
Thai Union Frozen Products PCL (For. Reg.)	28,300	16,940
TMB PCL (For. Reg.)	231,100	16,275
True Corp. PCL (For. Reg.)	156,300	25,516

TOTAL THAILAND		1,715,665

Turkey - 0.2%
Akbank TAS	30,895	42,336
Anadolu Efes Biracilik Ve Malt Sanayii A/S	3,349	14,286
Arcelik A/S	2,523	9,044
Aselsan A/S	4,548	22,623
Bim Birlesik Magazalar A/S JSC	2,933	51,233
Eregli Demir ve Celik Fabrikalari T.A.S.	16,255	26,711
Ford Otomotiv Sanayi A/S	599	6,950
Haci Omer Sabanci Holding A/S	12,020	21,799
Koc Holding A/S	8,414	28,173
Petkim Petrokimya Holding A/S	13,444	15,014
TAV Havalimanlari Holding A/S	2,449	13,215
Tupras Turkiye Petrol Rafinerileri A/S	1,758	47,296
Turk Hava Yollari AO (a)	10,802	32,239
Turk Sise ve Cam Fabrikalari A/S	5,790	7,609
Turkcell Iletisim Hizmet A/S	15,568	43,721
Turkiye Garanti Bankasi A/S	32,076	56,247
Turkiye Halk Bankasi A/S	12,295	18,086
Turkiye Is Bankasi A/S Series C	18,432	20,263

TOTAL TURKEY		476,845

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	28,217	71,826
Aldar Properties PJSC	53,244	23,048
Damac Properties Dubai Co. PJSC	22,847	8,148
DP World Ltd.	2,085	37,113
Dubai Islamic Bank Pakistan Ltd. (a)	19,888	27,614
Emaar Development PJSC (a)	12,943	14,095
Emaar Malls Group PJSC (a)	25,104	10,730
Emaar Properties PJSC	47,583	55,833
Emirates Telecommunications Corp.	23,103	107,051
National Bank of Abu Dhabi PJSC	36,412	146,118

TOTAL UNITED ARAB EMIRATES		501,576

United Kingdom - 10.4%
3i Group PLC	13,064	145,577
Admiral Group PLC	2,738	74,373
Anglo American PLC (United Kingdom)	14,121	359,828
Antofagasta PLC	5,313	60,612
Ashtead Group PLC	6,566	166,082
Associated British Foods PLC	4,822	151,030
AstraZeneca PLC (United Kingdom)	17,031	1,233,759
Auto Trader Group PLC (b)	12,899	77,412
Aviva PLC	52,743	286,849
Babcock International Group PLC	3,106	21,624
BAE Systems PLC	43,027	289,459
Barclays PLC	229,697	478,770
Barratt Developments PLC	13,673	96,590
Berkeley Group Holdings PLC	1,677	82,549
BHP Billiton PLC	28,299	632,277
BP PLC	266,932	1,823,452
BP PLC sponsored ADR	219	9,005
British American Tobacco PLC (United Kingdom)	30,803	1,085,808
British Land Co. PLC	12,510	94,239
BT Group PLC	113,088	344,851
Bunzl PLC	4,545	143,069
Burberry Group PLC	5,418	128,019
Carnival PLC	2,351	133,017
Centrica PLC	75,072	134,908
Coca-Cola European Partners PLC	2,986	142,074
Compass Group PLC	21,251	454,466
ConvaTec Group PLC (b)	18,548	34,740
Croda International PLC	1,780	112,553
Diageo PLC	33,034	1,260,791
Direct Line Insurance Group PLC	18,450	81,478
easyJet PLC	2,064	34,218
Fresnillo PLC	2,963	39,057
G4S PLC (United Kingdom)	21,794	55,898
GlaxoSmithKline PLC	66,713	1,295,872
Hammerson PLC	10,076	49,149
Hargreaves Lansdown PLC	3,823	81,883
HSBC Holdings PLC (United Kingdom)	267,315	2,250,860
Imperial Tobacco Group PLC	12,801	423,942
Informa PLC	16,879	149,745
InterContinental Hotel Group PLC	2,250	128,093
Intertek Group PLC	2,210	142,265
Investec PLC	9,570	61,404
ITV PLC	48,746	82,668
J Sainsbury PLC	22,617	84,603
John Wood Group PLC	9,108	64,652
Johnson Matthey PLC	2,610	104,170
Kingfisher PLC	28,868	84,334
Land Securities Group PLC	9,771	110,881
Legal & General Group PLC	80,077	272,445
Lloyds Banking Group PLC	955,053	728,099
London Stock Exchange Group PLC	4,206	252,953
Marks & Spencer Group PLC	21,599	81,722
Meggitt PLC	10,432	70,575
Melrose Industries PLC	65,238	144,307
Merlin Entertainments PLC (b)	10,149	45,006
Micro Focus International PLC	5,732	109,281
Mondi PLC	4,823	116,364
National Grid PLC	45,708	494,712
Next PLC	1,922	122,188
NMC Health PLC	1,316	44,463
Pearson PLC	10,473	124,513
Persimmon PLC	4,298	133,885
Prudential PLC	34,857	681,669
Reckitt Benckiser Group PLC	9,023	694,272
RELX PLC	26,525	586,737
Rio Tinto PLC	15,735	870,494
Rolls-Royce Holdings PLC	22,609	262,795
Royal Bank of Scotland Group PLC	64,693	205,220
Royal Dutch Shell PLC:
Class A	582	17,998
Class A (United Kingdom)	60,828	1,885,695
Class A sponsored ADR	115	7,099
Class B (United Kingdom)	50,349	1,563,270
Royal Mail PLC	12,703	44,669
RSA Insurance Group PLC	14,148	95,158
Sage Group PLC	14,633	120,146
Schroders PLC	1,734	59,382
Scottish & Southern Energy PLC	13,677	210,257
Segro PLC	13,656	115,886
Severn Trent PLC	3,173	83,172
Smith & Nephew PLC	11,714	220,677
Smiths Group PLC	5,453	103,313
St. James's Place Capital PLC	7,124	87,645
Standard Chartered PLC (United Kingdom)	37,720	303,718
Standard Life PLC	31,119	102,713
Taylor Wimpey PLC	44,495	96,381
Tesco PLC	131,481	384,903
The Weir Group PLC	3,245	64,055
Unilever PLC	15,183	797,625
United Utilities Group PLC	8,740	95,238
Vodafone Group PLC	357,691	652,352
Vodafone Group PLC sponsored ADR	110	2,006
Whitbread PLC	2,458	157,553
WM Morrison Supermarkets PLC	29,652	91,103

TOTAL UNITED KINGDOM		28,786,669

United States of America - 0.1%
Southern Copper Corp.	1,077	36,209
Yum China Holdings, Inc.	4,871	177,548

TOTAL UNITED STATES OF AMERICA		213,757

TOTAL COMMON STOCKS
(Cost $284,969,720)		262,957,126

Nonconvertible Preferred Stocks - 1.5%
Brazil - 0.8%
Banco Bradesco SA (PN)	45,792	568,257
Braskem SA (PN-A)	2,500	35,822
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	3,200	35,710
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	2,000	53,345
Companhia Energetica de Minas Gerais (CEMIG) (PN)	11,500	43,670
Gerdau SA	13,600	58,357
Itau Unibanco Holding SA	64,850	689,538
Itausa-Investimentos Itau SA (PN)	58,747	217,450
Lojas Americanas SA (PN)	9,600	55,460
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	53,100	372,422
Telefonica Brasil SA	6,200	82,770

TOTAL BRAZIL		2,212,801

Chile - 0.0%
Embotelladora Andina SA Class B	3,175	12,288
Sociedad Quimica y Minera de Chile SA (PN-B)	1,624	69,214

TOTAL CHILE		81,502

Colombia - 0.0%
Bancolombia SA (PN)	5,799	64,172
Grupo Aval Acciones y Valores SA	57,647	19,865
Grupo de Inversiones Suramerica SA	1,893	20,168

TOTAL COLOMBIA		104,205

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	800	59,016
Fuchs Petrolub AG	960	45,034
Henkel AG & Co. KGaA	2,409	234,043
Porsche Automobil Holding SE (Germany)	2,087	135,711
Sartorius AG (non-vtg.)	476	71,318
Volkswagen AG	2,481	422,044

TOTAL GERMANY		967,166

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	84,147	41,177
Korea (South) - 0.2%
CJ Corp. (a)(d)	29	956
Hyundai Motor Co.	2,510	173,511
Hyundai Motor Co. Series 2	341	25,780
LG Chemical Ltd.	99	18,021
LG Household & Health Care Ltd.	33	22,545
Samsung Electronics Co. Ltd.	11,663	393,160

TOTAL KOREA (SOUTH)		633,973

Russia - 0.1%
AK Transneft OAO	7	18,686
Surgutneftegas OJSC	144,900	89,928

TOTAL RUSSIA		108,614

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $4,042,787)		4,149,438

Money Market Funds - 2.6%
Fidelity Cash Central Fund, 2.43% (e)	7,113,291	7,114,713
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	76,952	76,959
TOTAL MONEY MARKET FUNDS
(Cost $7,191,622)		7,191,672
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $296,204,129)		274,298,236
NET OTHER ASSETS (LIABILITIES) - 0.6%(g)		1,761,043
NET ASSETS - 100%		$276,059,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	66	March 2019	$6,032,730	$214,624	$214,624
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	44	March 2019	2,342,120	147,762	147,762
TME S&P/TSX 60 Index Contracts (Canada)	4	March 2019	564,892	28,887	28,887
TOTAL FUTURES CONTRACTS					$391,273

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,170,341 or 0.8% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $420,237 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,011
Fidelity Securities Lending Cash Central Fund	1,074
Total	$58,085

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$20,228,996	$7,945,304	$12,283,692	$--
Consumer Discretionary	28,858,592	19,229,277	9,628,190	1,125
Consumer Staples	25,630,974	12,949,795	12,681,179	--
Energy	19,862,691	10,258,329	9,604,362	--
Financials	59,349,590	32,941,880	26,407,710	--
Health Care	21,809,146	6,578,666	15,230,480	--
Industrials	31,102,017	22,534,914	8,566,147	956
Information Technology	21,900,616	11,854,535	10,046,081	--
Materials	20,442,267	12,965,685	7,476,582	--
Real Estate	9,155,258	6,014,659	3,140,599	--
Utilities	8,766,417	5,281,495	3,484,922	--
Money Market Funds	7,191,672	7,191,672	--	--
Total Investments in Securities:	$274,298,236	$155,746,211	$118,549,944	$2,081
Derivative Instruments:
Assets
Futures Contracts	$391,273	$391,273	$--	$--
Total Assets	$391,273	$391,273	$--	$--
Total Derivative Instruments:	$391,273	$391,273	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

January 31, 2019

USY-QTLY-0319
1.9887355.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 10.8%
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.	7,534	$115,421
Verizon Communications, Inc.	31,577	1,738,630
Zayo Group Holdings, Inc. (a)	1,581	43,398
		1,897,449
Entertainment - 2.6%
Live Nation Entertainment, Inc. (a)	1,104	59,075
Netflix, Inc. (a)	3,329	1,130,196
The Walt Disney Co.	11,366	1,267,536
		2,456,807
Interactive Media & Services - 5.6%
Alphabet, Inc.:
Class A (a)	2,283	2,570,407
Class C (a)	2,408	2,688,219
TripAdvisor, Inc. (a)	800	45,904
		5,304,530
Media - 0.6%
Discovery Communications, Inc.:
Class A (a)	1,183	33,574
Class C (non-vtg.) (a)	2,366	63,054
Interpublic Group of Companies, Inc.	2,894	65,839
Liberty Broadband Corp. Class C (a)	805	68,441
Liberty Global PLC:
Class A (a)	1,411	34,428
Class C (a)	3,980	93,769
Omnicom Group, Inc.	1,752	136,446
Sirius XM Holdings, Inc. (b)	12,859	74,968
		570,519
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	6,151	38,382

TOTAL COMMUNICATION SERVICES		10,267,687

CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.3%
Aptiv PLC	2,029	160,555
Autoliv, Inc.	657	52,461
BorgWarner, Inc.	1,576	64,458
		277,474
Automobiles - 0.4%
Harley-Davidson, Inc.	1,257	46,333
Tesla, Inc. (a)(b)	979	300,573
		346,906
Distributors - 0.2%
Genuine Parts Co.	1,125	112,298
LKQ Corp. (a)	2,500	65,550
		177,848
Diversified Consumer Services - 0.0%
H&R Block, Inc.	1,547	36,494
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	1,858	61,221
Darden Restaurants, Inc.	961	100,838
Domino's Pizza, Inc.	306	86,821
Hilton Worldwide Holdings, Inc.	2,178	162,217
Marriott International, Inc. Class A	2,246	257,234
McDonald's Corp.	5,925	1,059,272
Norwegian Cruise Line Holdings Ltd. (a)	1,661	85,425
Royal Caribbean Cruises Ltd.	1,278	153,424
Starbucks Corp.	10,310	702,523
Vail Resorts, Inc.	304	57,231
		2,726,206
Household Durables - 0.5%
Garmin Ltd.	852	58,941
Leggett & Platt, Inc.	996	40,796
Lennar Corp. Class A	2,270	107,643
Mohawk Industries, Inc. (a)	477	61,433
Newell Brands, Inc.	3,633	77,056
NVR, Inc. (a)	26	69,160
Whirlpool Corp.	488	64,909
		479,938
Internet & Direct Marketing Retail - 0.8%
Expedia, Inc.	935	111,499
The Booking Holdings, Inc. (a)	363	665,310
		776,809
Leisure Products - 0.1%
Hasbro, Inc.	915	82,862
Mattel, Inc. (a)(b)	2,588	30,642
		113,504
Multiline Retail - 0.2%
Kohl's Corp.	1,275	87,580
Macy's, Inc.	2,334	61,384
Nordstrom, Inc.	876	40,655
		189,619
Specialty Retail - 2.1%
Advance Auto Parts, Inc.	566	90,107
Best Buy Co., Inc.	1,912	113,267
CarMax, Inc. (a)	1,360	79,941
Gap, Inc.	1,802	45,843
L Brands, Inc.	1,775	49,416
Lowe's Companies, Inc.	6,191	595,327
Ross Stores, Inc.	2,879	265,213
Tiffany & Co., Inc.	848	75,243
TJX Companies, Inc.	9,493	472,087
Tractor Supply Co.	934	79,764
Ulta Beauty, Inc. (a)	434	126,693
		1,992,901
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	1,159	49,234
Hanesbrands, Inc.	2,709	40,608
lululemon athletica, Inc. (a)	771	113,962
NIKE, Inc. Class B	9,784	801,114
PVH Corp.	579	63,175
Tapestry, Inc.	2,237	86,594
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,502	31,151
Class C (non-vtg.) (a)	1,367	25,891
VF Corp.	2,568	216,149
		1,427,878

TOTAL CONSUMER DISCRETIONARY		8,545,577

CONSUMER STAPLES - 7.4%
Beverages - 2.8%
PepsiCo, Inc.	10,806	1,217,512
The Coca-Cola Co.	30,885	1,486,495
		2,704,007
Food Products - 1.5%
Bunge Ltd.	1,062	58,484
Campbell Soup Co.	1,358	48,114
General Mills, Inc.	4,566	202,913
Hormel Foods Corp.	2,198	93,019
Kellogg Co.	1,989	117,371
McCormick & Co., Inc. (non-vtg.)	941	116,345
Mondelez International, Inc.	11,196	517,927
The Kraft Heinz Co.	4,649	223,431
		1,377,604
Household Products - 2.8%
Clorox Co.	980	145,412
Colgate-Palmolive Co.	6,289	406,773
Kimberly-Clark Corp.	2,660	296,271
Procter & Gamble Co.	19,023	1,835,149
		2,683,605
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	1,722	234,915

TOTAL CONSUMER STAPLES		7,000,131

ENERGY - 4.5%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	3,808	89,755
National Oilwell Varco, Inc.	2,894	85,315
Schlumberger Ltd.	10,627	469,820
TechnipFMC PLC	3,349	76,893
		721,783
Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	1,550	15,593
Apache Corp.	2,882	94,587
Cheniere Energy, Inc. (a)	1,595	104,712
Cimarex Energy Co.	720	54,245
ConocoPhillips Co.	8,864	600,004
Devon Energy Corp.	3,845	102,469
Hess Corp.	2,038	110,052
Kinder Morgan, Inc.	15,313	277,165
Marathon Oil Corp.	6,590	104,056
Marathon Petroleum Corp.	5,295	350,847
Noble Energy, Inc.	3,648	81,496
Occidental Petroleum Corp.	5,867	391,798
ONEOK, Inc.	3,153	202,454
Phillips 66 Co.	3,379	322,390
Pioneer Natural Resources Co.	1,307	186,012
Targa Resources Corp.	1,703	73,246
The Williams Companies, Inc.	9,212	248,079
Valero Energy Corp.	3,274	287,523
		3,606,728

TOTAL ENERGY		4,328,511

FINANCIALS - 12.0%
Banks - 3.1%
BB&T Corp.	5,889	287,383
CIT Group, Inc.	852	39,354
Citizens Financial Group, Inc.	3,598	122,044
Comerica, Inc.	1,321	104,016
East West Bancorp, Inc.	1,085	54,597
Fifth Third Bancorp	5,145	137,989
First Republic Bank	1,247	120,498
Huntington Bancshares, Inc.	8,708	115,294
KeyCorp	7,944	130,838
M&T Bank Corp.	1,036	170,463
Peoples United Financial, Inc.	3,131	51,286
PNC Financial Services Group, Inc.	3,540	434,252
Regions Financial Corp.	8,332	126,396
Signature Bank	417	53,088
SunTrust Banks, Inc.	3,491	207,435
SVB Financial Group (a)	409	95,452
U.S. Bancorp	11,814	604,404
Zions Bancorporation	1,523	72,480
		2,927,269
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	401	42,085
Ameriprise Financial, Inc.	1,102	139,513
Bank of New York Mellon Corp.	7,621	398,731
BlackRock, Inc. Class A	916	380,213
Charles Schwab Corp.	9,270	433,558
CME Group, Inc.	2,731	497,807
E*TRADE Financial Corp.	1,961	91,500
Franklin Resources, Inc.	2,386	70,649
IntercontinentalExchange, Inc.	4,375	335,825
Invesco Ltd.	3,095	56,391
Moody's Corp.	1,318	208,916
Northern Trust Corp.	1,622	143,482
Raymond James Financial, Inc.	991	79,776
S&P Global, Inc.	1,920	367,968
State Street Corp.	2,997	212,487
T. Rowe Price Group, Inc.	1,848	172,714
TD Ameritrade Holding Corp.	2,181	122,027
The NASDAQ OMX Group, Inc.	869	76,507
		3,830,149
Consumer Finance - 1.2%
Ally Financial, Inc.	3,234	84,278
American Express Co.	5,576	572,655
Capital One Financial Corp.	3,684	296,894
Discover Financial Services	2,628	177,364
		1,131,191
Diversified Financial Services - 0.1%
Voya Financial, Inc.	1,203	55,855
Insurance - 3.6%
Allstate Corp.	2,645	232,416
American Financial Group, Inc.	598	57,043
American International Group, Inc.	6,804	294,137
Aon PLC	1,849	288,869
Arch Capital Group Ltd. (a)	3,186	93,509
Arthur J. Gallagher & Co.	1,401	104,669
Assurant, Inc.	399	38,460
Chubb Ltd.	3,542	471,263
Hartford Financial Services Group, Inc.	2,749	128,983
Lincoln National Corp.	1,635	95,631
Loews Corp.	2,032	97,333
Marsh & McLennan Companies, Inc.	3,853	339,796
Principal Financial Group, Inc.	2,189	109,603
Progressive Corp.	4,458	299,979
Prudential Financial, Inc.	3,176	292,637
Reinsurance Group of America, Inc.	480	69,336
The Travelers Companies, Inc.	2,044	256,604
Willis Group Holdings PLC	1,000	162,790
		3,433,058

TOTAL FINANCIALS		11,377,522

HEALTH CARE - 13.9%
Biotechnology - 4.3%
AbbVie, Inc.	11,569	928,875
Amgen, Inc.	4,945	925,259
Biogen, Inc. (a)	1,540	514,021
BioMarin Pharmaceutical, Inc. (a)	1,369	134,395
Celgene Corp. (a)	5,378	475,738
Gilead Sciences, Inc.	9,910	693,799
Vertex Pharmaceuticals, Inc. (a)	1,955	373,229
		4,045,316
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc. (a)	584	145,387
Becton, Dickinson & Co.	2,046	510,395
Dentsply Sirona, Inc.	1,700	71,315
Edwards Lifesciences Corp. (a)	1,604	273,354
Hologic, Inc. (a)	2,061	91,508
IDEXX Laboratories, Inc. (a)	657	139,796
ResMed, Inc.	1,099	104,592
Varian Medical Systems, Inc. (a)	693	91,497
		1,427,844
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	1,225	102,128
Cardinal Health, Inc.	2,409	120,378
Centene Corp. (a)	1,573	205,387
Cigna Corp.	2,901	579,649
HCA Holdings, Inc.	2,119	295,452
Henry Schein, Inc. (a)	1,155	89,744
Humana, Inc.	1,049	324,131
Laboratory Corp. of America Holdings (a)	794	110,644
Quest Diagnostics, Inc.	1,031	90,058
		1,917,571
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	2,477	188,376
IQVIA Holdings, Inc. (a)	1,234	159,198
Mettler-Toledo International, Inc. (a)	192	122,527
Waters Corp. (a)	588	135,957
		606,058
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	12,478	616,039
Jazz Pharmaceuticals PLC (a)	456	57,406
Johnson & Johnson	20,503	2,728,539
Merck & Co., Inc.	20,313	1,511,897
Zoetis, Inc. Class A	3,687	317,672
		5,231,553

TOTAL HEALTH CARE		13,228,342

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.3%
Arconic, Inc.	3,323	62,539
L3 Technologies, Inc.	591	116,356
TransDigm Group, Inc. (a)	370	144,670
		323,565
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	1,080	93,712
Expeditors International of Washington, Inc.	1,324	91,753
United Parcel Service, Inc. Class B	5,288	557,355
		742,820
Airlines - 0.1%
Delta Air Lines, Inc.	1,302	64,358
Southwest Airlines Co.	1,080	61,301
		125,659
Building Products - 0.6%
A.O. Smith Corp.	1,134	54,273
Allegion PLC	759	65,168
Fortune Brands Home & Security, Inc.	1,074	48,652
Johnson Controls International PLC	7,052	238,146
Lennox International, Inc.	272	62,364
Masco Corp.	2,424	78,562
Owens Corning	831	43,536
		590,701
Commercial Services & Supplies - 0.4%
Copart, Inc. (a)	1,605	81,261
Waste Management, Inc.	3,265	312,363
		393,624
Electrical Equipment - 0.5%
Acuity Brands, Inc.	312	37,724
Eaton Corp. PLC	3,325	253,531
Rockwell Automation, Inc.	941	159,518
Sensata Technologies, Inc. PLC (a)	1,278	60,705
		511,478
Industrial Conglomerates - 1.2%
3M Co.	4,479	897,144
Roper Technologies, Inc.	788	223,209
		1,120,353
Machinery - 2.7%
Caterpillar, Inc.	4,554	606,411
Cummins, Inc.	1,188	174,767
Deere & Co.	2,342	384,088
Dover Corp.	1,127	98,984
Flowserve Corp.	980	43,159
Illinois Tool Works, Inc.	2,310	317,186
Ingersoll-Rand PLC	1,875	187,575
PACCAR, Inc.	2,658	174,152
Parker Hannifin Corp.	1,014	167,117
Pentair PLC	1,251	51,529
Snap-On, Inc.	425	70,546
Stanley Black & Decker, Inc.	1,173	148,314
WABCO Holdings, Inc. (a)	396	45,235
Xylem, Inc.	1,355	96,557
		2,565,620
Professional Services - 0.4%
IHS Markit Ltd. (a)	3,000	155,760
Manpower, Inc.	487	38,488
Nielsen Holdings PLC	2,711	69,618
Robert Half International, Inc.	952	61,337
		325,203
Road & Rail - 1.9%
AMERCO	66	23,936
CSX Corp.	6,227	409,114
Kansas City Southern	770	81,428
Norfolk Southern Corp.	2,148	360,306
Union Pacific Corp.	5,650	898,746
		1,773,530
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,202	133,133
United Rentals, Inc. (a)	626	78,413
W.W. Grainger, Inc.	367	108,408
		319,954

TOTAL INDUSTRIALS		8,792,507

INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 2.0%
Cisco Systems, Inc.	35,903	1,697,853
CommScope Holding Co., Inc. (a)	1,433	29,964
Motorola Solutions, Inc.	1,245	145,553
		1,873,370
Electronic Equipment & Components - 0.7%
Corning, Inc.	6,210	206,545
Dell Technologies, Inc. (a)	1,127	54,761
Flextronics International Ltd. (a)	4,004	38,518
Keysight Technologies, Inc. (a)	1,447	107,107
TE Connectivity Ltd.	2,657	215,084
Trimble, Inc. (a)	1,942	73,136
		695,151
IT Services - 5.8%
Accenture PLC Class A	4,891	751,013
Cognizant Technology Solutions Corp. Class A	4,445	309,728
IBM Corp.	6,977	937,848
Jack Henry & Associates, Inc.	615	82,133
MasterCard, Inc. Class A	7,049	1,488,255
The Western Union Co.	3,417	62,360
Visa, Inc. Class A	13,576	1,832,896
		5,464,233
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	2,828	279,576
Applied Materials, Inc.	7,548	294,976
Intel Corp.	35,251	1,661,027
Lam Research Corp.	1,204	204,174
Marvell Technology Group Ltd.	4,688	86,869
NVIDIA Corp.	4,418	635,088
Skyworks Solutions, Inc.	1,351	98,677
Texas Instruments, Inc.	7,433	748,354
		4,008,741
Software - 10.5%
Adobe, Inc. (a)	3,742	927,342
Autodesk, Inc. (a)	1,677	246,854
Cadence Design Systems, Inc. (a)	2,176	104,513
Citrix Systems, Inc.	1,034	106,026
Intuit, Inc.	1,856	400,562
Microsoft Corp.	55,668	5,813,407
Oracle Corp.	22,820	1,146,249
Salesforce.com, Inc. (a)	5,491	834,467
Symantec Corp.	4,759	100,034
VMware, Inc. Class A	575	86,865
Workday, Inc. Class A (a)	1,116	202,587
		9,968,906
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	11,370	177,258
HP, Inc.	12,159	267,863
Xerox Corp.	1,714	48,352
		493,473

TOTAL INFORMATION TECHNOLOGY		22,503,874

MATERIALS - 3.2%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	1,671	274,696
Axalta Coating Systems Ltd.(a)	1,619	41,479
Celanese Corp. Class A	1,033	98,920
Ecolab, Inc.	2,005	317,131
International Flavors & Fragrances, Inc.	651	92,299
Linde PLC	4,207	685,783
LyondellBasell Industries NV Class A	2,524	219,512
PPG Industries, Inc.	1,846	194,642
Sherwin-Williams Co.	640	269,773
The Mosaic Co.	2,817	90,933
		2,285,168
Containers & Packaging - 0.5%
Avery Dennison Corp.	663	69,250
Ball Corp.	2,505	130,961
International Paper Co.	2,974	141,057
Sealed Air Corp.	1,196	47,242
WestRock Co.	1,927	78,448
		466,958
Metals & Mining - 0.3%
Newmont Mining Corp.	4,073	138,930
Nucor Corp.	2,441	149,487
		288,417

TOTAL MATERIALS		3,040,543

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.8%
Alexandria Real Estate Equities, Inc.	817	107,607
American Tower Corp.	3,375	583,335
Boston Properties, Inc.	1,184	156,134
Camden Property Trust (SBI)	698	67,671
Duke Realty Corp.	2,751	80,439
Equinix, Inc.	608	239,552
Federal Realty Investment Trust (SBI)	563	74,637
HCP, Inc.	3,609	113,828
Host Hotels & Resorts, Inc.	5,693	102,816
Iron Mountain, Inc.	2,073	77,116
Liberty Property Trust (SBI)	1,109	52,278
Prologis, Inc.	4,803	332,175
SBA Communications Corp. Class A (a)	877	160,079
The Macerich Co.	792	36,559
UDR, Inc.	2,034	88,988
Welltower, Inc.	2,843	220,304
Weyerhaeuser Co.	5,804	152,297
		2,645,815
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	2,510	114,833
Jones Lang LaSalle, Inc.	341	48,903
		163,736

TOTAL REAL ESTATE		2,809,551

UTILITIES - 3.1%
Electric Utilities - 1.1%
Alliant Energy Corp.	1,760	78,267
Edison International	2,508	142,881
Eversource Energy	2,401	166,653
Pinnacle West Capital Corp.	842	74,197
Southern Co.	7,743	376,310
Xcel Energy, Inc.	3,908	204,623
		1,042,931
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	5,046	82,704
Multi-Utilities - 1.8%
CenterPoint Energy, Inc.	3,741	115,672
CMS Energy Corp.	2,162	112,727
Consolidated Edison, Inc.	2,387	185,351
Dominion Resources, Inc.	5,715	401,422
DTE Energy Co.	1,395	164,261
NiSource, Inc.	2,805	76,520
Public Service Enterprise Group, Inc.	3,871	211,163
Sempra Energy	2,090	244,488
WEC Energy Group, Inc.	2,414	176,294
		1,687,898
Water Utilities - 0.1%
American Water Works Co., Inc.	1,384	132,407

TOTAL UTILITIES		2,945,940

TOTAL COMMON STOCKS
(Cost $91,988,890)		94,840,185

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 2.43% (c)	203,707	203,748
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	416,702	416,743
TOTAL MONEY MARKET FUNDS
(Cost $620,456)		620,491
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $92,609,346)		95,460,676
NET OTHER ASSETS (LIABILITIES) - (0.4)%(e)		(395,740)
NET ASSETS - 100%		$95,064,936

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	March 2019	$270,450	$30,672	$30,672

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,000.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,937
Fidelity Securities Lending Cash Central Fund	848
Total	$5,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$10,267,687	$10,267,687	$--	$--
Consumer Discretionary	8,545,577	8,545,577	--	--
Consumer Staples	7,000,131	7,000,131	--	--
Energy	4,328,511	4,328,511	--	--
Financials	11,377,522	11,377,522	--	--
Health Care	13,228,342	13,228,342	--	--
Industrials	8,792,507	8,792,507	--	--
Information Technology	22,503,874	22,503,874	--	--
Materials	3,040,543	3,040,543	--	--
Real Estate	2,809,551	2,809,551	--	--
Utilities	2,945,940	2,945,940	--	--
Money Market Funds	620,491	620,491	--	--
Total Investments in Securities:	$95,460,676	$95,460,676	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$30,672	$30,672	$--	$--
Total Assets	$30,672	$30,672	$--	$--
Total Derivative Instruments:	$30,672	$30,672	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

January 31, 2019

ISY-QTLY-0319
1.9887356.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 6.2%
AGL Energy Ltd.	2,737	$42,616
Amcor Ltd.	5,108	50,683
AMP Ltd.	11,685	19,196
APA Group unit	4,895	32,664
ASX Ltd.	848	39,272
Aurizon Holdings Ltd.	8,202	26,233
Australia & New Zealand Banking Group Ltd.	12,369	225,164
Bendigo & Adelaide Bank Ltd.	2,217	17,372
BlueScope Steel Ltd.	2,229	20,172
Boral Ltd.	5,064	18,221
Brambles Ltd.	6,982	54,000
Caltex Australia Ltd.	1,075	20,973
Coca-Cola Amatil Ltd.	2,268	13,848
Cochlear Ltd.	239	33,603
Commonwealth Bank of Australia	7,569	384,638
Computershare Ltd.	1,812	23,406
CSL Ltd.	1,949	277,136
DEXUS Property Group unit	4,253	35,490
Flight Centre Travel Group Ltd.	194	6,068
Fortescue Metals Group Ltd.	6,835	28,071
Goodman Group unit	7,144	60,550
Harvey Norman Holdings Ltd.	2,084	5,105
Insurance Australia Group Ltd.	10,239	52,769
Lendlease Group unit	2,375	21,114
Macquarie Group Ltd.	1,380	116,844
Mirvac Group unit	15,698	27,386
National Australia Bank Ltd.	11,742	203,896
Newcrest Mining Ltd.	3,337	59,308
Orica Ltd.	1,745	21,754
Origin Energy Ltd. (a)	7,593	39,519
Ramsay Health Care Ltd.	589	24,284
Scentre Group unit	23,088	66,627
SEEK Ltd.	1,463	18,068
SP AusNet	6,680	8,012
Stockland Corp. Ltd. unit	10,911	29,980
Sydney Airport unit	4,485	21,387
Telstra Corp. Ltd.	17,851	40,355
The GPT Group unit	8,105	34,171
Transurban Group unit	11,311	100,061
Wesfarmers Ltd.	4,947	115,826
Westpac Banking Corp.	14,778	264,113
Woodside Petroleum Ltd.	4,003	99,864

TOTAL AUSTRALIA		2,799,819

Austria - 0.1%
OMV AG	584	29,011
Voestalpine AG	504	16,083

TOTAL AUSTRIA		45,094

Bailiwick of Jersey - 0.3%
Ferguson PLC	993	66,345
WPP PLC	5,479	62,699

TOTAL BAILIWICK OF JERSEY		129,044

Belgium - 0.5%
Colruyt NV	249	17,881
KBC Groep NV	1,071	72,669
Solvay SA Class A	307	33,410
UCB SA	551	47,704
Umicore SA	909	38,430

TOTAL BELGIUM		210,094

Bermuda - 0.2%
Alibaba Pictures Group Ltd. (a)	60,000	10,428
Beijing Enterprises Water Group Ltd.	26,000	15,055
Brilliance China Automotive Holdings Ltd.	14,000	13,256
GOME Electrical Appliances Holdings Ltd. (a)	32,000	2,785
Haier Electronics Group Co. Ltd.	5,000	14,364
HengTen Networks Group Ltd. (a)	80,000	2,600
Shangri-La Asia Ltd.	6,000	7,835
Sihuan Pharmaceutical Holdings Group Ltd.	18,000	3,801
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,527

TOTAL BERMUDA		78,651

Brazil - 0.7%
Atacadao Distribuicao Comercio e Industria Ltda	1,500	8,221
BM&F BOVESPA SA	8,600	74,205
BR Malls Participacoes SA	3,800	15,160
Cielo SA	5,100	16,696
Cosan SA Industria e Comercio	600	7,303
ENGIE Brasil Energia SA	750	8,606
Klabin SA unit	2,800	14,272
Kroton Educacional SA	5,400	16,923
Localiza Rent A Car SA	2,100	19,174
Lojas Renner SA	3,100	38,674
M. Dias Branco SA	400	5,222
Multiplan Empreendimentos Imobiliarios SA	1,400	9,992
Natura Cosmeticos SA	900	11,704
TIM Participacoes SA	3,900	13,259
Ultrapar Participacoes SA	1,500	23,525
Weg SA	3,340	17,253

TOTAL BRAZIL		300,189

Canada - 7.1%
Agnico Eagle Mines Ltd. (Canada)	985	42,842
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,917	104,141
AltaGas Ltd.	1,210	12,386
ARC Resources Ltd.	1,619	11,706
Bank of Montreal	2,794	204,518
Bank of Nova Scotia	5,368	305,587
BlackBerry Ltd. (a)	2,130	17,151
CAE, Inc.	1,138	24,181
Canadian Imperial Bank of Commerce	1,943	164,747
Canadian National Railway Co.	3,198	266,875
Canadian Tire Ltd. Class A (non-vtg.)	276	31,393
Cenovus Energy, Inc. (Canada)	4,563	35,630
CGI Group, Inc. Class A (sub. vtg.) (a)	1,064	70,345
Emera, Inc.	299	10,468
Empire Co. Ltd. Class A (non-vtg.)	822	18,480
Enbridge, Inc.	8,810	321,906
Encana Corp.	3,939	27,040
First Capital Realty, Inc.	848	13,243
Fortis, Inc.	1,853	66,084
Franco-Nevada Corp.	784	60,819
Gildan Activewear, Inc.	885	29,952
Hydro One Ltd. (b)	1,536	24,070
Loblaw Companies Ltd.	806	39,032
Lundin Mining Corp.	2,884	13,169
Magna International, Inc. Class A (sub. vtg.)	1,437	76,052
Metro, Inc. Class A (sub. vtg.)	1,058	38,465
Nutrien Ltd.	2,688	139,254
Open Text Corp.	1,132	40,242
PrairieSky Royalty Ltd.	943	13,622
Rogers Communications, Inc. Class B (non-vtg.)	1,599	86,500
Sun Life Financial, Inc.	2,641	95,273
Suncor Energy, Inc.	7,086	228,551
Teck Resources Ltd. Class B (sub. vtg.)	2,151	52,386
The Toronto-Dominion Bank	7,943	447,340
Vermilion Energy, Inc.	669	16,395
Wheaton Precious Metals Corp.	1,928	40,616
WSP Global, Inc.	461	23,661

TOTAL CANADA		3,214,122

Cayman Islands - 5.7%
3SBio, Inc. (b)	4,500	7,538
51job, Inc. sponsored ADR (a)	99	6,894
AAC Technology Holdings, Inc.	3,000	18,829
Alibaba Group Holding Ltd. sponsored ADR (a)	5,589	941,691
Anta Sports Products Ltd.	5,000	25,865
ASM Pacific Technology Ltd.	1,100	11,852
Baozun, Inc. sponsored ADR (a)(c)	159	5,692
Car, Inc. (a)	5,000	4,167
Chailease Holding Co. Ltd.	5,080	18,980
China Conch Venture Holdings Ltd.	6,500	21,738
China First Capital Group Ltd. (a)	12,000	6,260
China Medical System Holdings Ltd.	5,000	5,204
China Mengniu Dairy Co. Ltd.	12,000	37,168
Country Garden Services Holdings Co. Ltd. (a)	4,000	6,196
Ctrip.com International Ltd. ADR (a)	1,796	59,807
ENN Energy Holdings Ltd.	3,300	31,606
Fullshare Holdings Ltd.	25,000	5,680
Geely Automobile Holdings Ltd.	21,000	35,729
Genscript Biotech Corp. (a)	4,000	6,203
Greentown Service Group Co. Ltd.	6,000	5,491
Jiayuan International Group Ltd.	4,000	1,929
Lee & Man Paper Manufacturing Ltd.	5,000	4,472
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	612	47,148
Shenzhou International Group Holdings Ltd.	3,000	35,326
Shui On Land Ltd.	14,000	3,470
Sino Biopharmaceutical Ltd.	30,500	25,801
SOHO China Ltd. (a)	6,500	2,637
Tencent Holdings Ltd.	24,600	1,095,048
Towngas China Co. Ltd.	4,080	3,252
Vipshop Holdings Ltd. ADR (a)	1,997	15,357
Wharf Real Estate Investment Co. Ltd.	5,000	34,205
Wuxi Biologics (Cayman), Inc. (a)(b)	2,000	17,294
Yuzhou Properties Co.	6,245	3,099
Zhongsheng Group Holdings Ltd. Class H	2,000	3,602

TOTAL CAYMAN ISLANDS		2,555,230

Chile - 0.3%
Aguas Andinas SA	10,132	5,988
Compania de Petroleos de Chile SA (COPEC)	1,597	21,917
Empresa Nacional de Telecomunicaciones SA (ENTEL)	543	5,231
Empresas CMPC SA	5,786	20,910
Enersis SA	126,715	25,892
LATAM Airlines Group SA	1,375	16,436
S.A.C.I. Falabella	3,128	25,113

TOTAL CHILE		121,487

China - 1.5%
Air China Ltd. (H Shares)	6,000	6,007
Baic Motor Corp. Ltd. (b)	7,000	4,568
BBMG Corp. (H Shares)	10,000	3,431
BYD Co. Ltd. (H Shares)	2,500	14,796
China CITIC Bank Corp. Ltd. (H Shares)	34,000	22,151
China Construction Bank Corp. (H Shares)	413,000	372,031
China Eastern Airlines Corp. Ltd. (H Shares)	6,000	3,695
China Everbright Bank Co. Ltd. (H Shares)	8,000	3,862
China Longyuan Power Grid Corp. Ltd. (H Shares)	11,000	8,235
China Merchants Bank Co. Ltd. (H Shares)	17,000	74,949
China Minsheng Banking Corp. Ltd. (H Shares)	23,000	17,620
China Molybdenum Co. Ltd. (H Shares)	12,000	4,889
China Shenhua Energy Co. Ltd. (H Shares)	14,500	36,904
China Vanke Co. Ltd. (H Shares)	4,800	19,464
Dongfeng Motor Group Co. Ltd. (H Shares)	10,000	10,483
Guangzhou Automobile Group Co. Ltd. (H Shares)	11,200	12,164
Huaneng Renewables Corp. Ltd. (H Shares)	16,000	4,614
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	3,800	4,404
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,000	6,703
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	2,000	6,124
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	3,100	6,615
Sinopharm Group Co. Ltd. (H Shares)	4,800	21,452
Sinotrans Ltd. (H Shares)	7,000	3,223
Tong Ren Tang Technologies Co. Ltd. (H Shares)	3,000	4,036
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	2,200	2,650
Zhejiang Expressway Co. Ltd. (H Shares)	8,000	8,237

TOTAL CHINA		683,307

Colombia - 0.0%
Cementos Argos SA	1,977	5,145
Interconexion Electrica SA ESP	1,596	7,155
Inversiones Argos SA	1,553	9,283

TOTAL COLOMBIA		21,583

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	649	16,352
Komercni Banka A/S	349	14,050

TOTAL CZECH REPUBLIC		30,402

Denmark - 1.6%
Christian Hansen Holding A/S	439	41,595
Coloplast A/S Series B	493	44,989
DONG Energy A/S (b)	818	58,819
Genmab A/S (a)	256	37,318
H Lundbeck A/S	323	14,148
ISS Holdings A/S	696	19,661
Novo Nordisk A/S Series B	7,825	366,727
Novozymes A/S Series B	931	38,839
Pandora A/S	453	19,614
Tryg A/S	574	14,635
Vestas Wind Systems A/S	847	69,865
William Demant Holding A/S (a)	445	14,027

TOTAL DENMARK		740,237

Egypt - 0.0%
Commercial International Bank SAE	2,995	14,062
Commercial International Bank SAE sponsored GDR	1,937	9,404

TOTAL EGYPT		23,466

Finland - 1.1%
Metso Corp.	479	14,036
Neste Oyj	552	50,634
Nokia Corp.	24,109	152,313
Nokian Tyres PLC	464	15,412
Nordea Bank ABP	13,028	118,310
Orion Oyj (B Shares)	449	15,844
Stora Enso Oyj (R Shares)	2,282	30,698
UPM-Kymmene Corp.	2,299	66,470
Wartsila Corp.	1,910	31,099

TOTAL FINLAND		494,816

France - 6.4%
Accor SA	748	32,560
Air Liquide SA	1,834	222,647
Atos Origin SA	417	38,050
AXA SA	8,267	191,713
BIC SA	120	12,025
Bouygues SA	953	33,728
Capgemini SA	689	76,087
Carrefour SA	2,458	48,630
Casino Guichard Perrachon SA	198	9,747
CNP Assurances	734	16,668
Compagnie de St. Gobain	2,139	73,813
Credit Agricole SA	4,979	56,867
Danone SA	2,637	191,899
Eiffage SA	337	31,599
Essilor International SA	1,234	156,322
Eurazeo SA	202	15,005
Gecina SA	180	26,413
Groupe Eurotunnel SA	2,090	30,572
Imerys SA	127	6,687
Ingenico SA	253	13,787
Ipsen SA	159	20,019
JCDecaux SA	269	7,968
Kering SA	325	162,748
L'Oreal SA	1,078	259,825
Michelin CGDE Series B	731	79,403
Natixis SA	3,804	19,471
Orange SA	8,503	131,885
Renault SA	797	56,422
Rexel SA	1,337	15,242
Schneider Electric SA	2,361	167,918
Total SA	10,262	562,575
Vivendi SA	4,466	113,878
Wendel SA	122	14,872

TOTAL FRANCE		2,897,045

Germany - 6.1%
adidas AG	809	192,326
Allianz SE	1,840	390,398
BASF AG	3,951	289,441
Bayerische Motoren Werke AG (BMW)	1,440	121,079
Beiersdorf AG	446	44,566
Commerzbank AG (a)	4,410	31,604
Deutsche Borse AG	825	109,847
Deutsche Post AG	4,266	126,001
Deutsche Wohnen AG (Bearer)	1,521	75,887
E.ON AG	9,461	105,172
Evonik Industries AG	670	18,298
Fraport AG Frankfurt Airport Services Worldwide	186	14,677
HeidelbergCement Finance AG	634	43,903
Henkel AG & Co. KGaA	480	43,980
Merck KGaA	543	56,919
Metro Wholesale & Food Specialist AG	839	14,179
Muenchener Rueckversicherungs AG	635	141,707
OSRAM Licht AG	404	17,160
ProSiebenSat.1 Media AG	949	16,940
RWE AG	2,279	56,449
SAP SE	4,208	435,129
Siemens AG	3,277	359,257
Symrise AG	523	43,460
Telefonica Deutschland Holding AG	3,285	11,506

TOTAL GERMANY		2,759,885

Greece - 0.0%
Hellenic Telecommunications Organization SA	1,124	14,088
Titan Cement Co. SA (Reg.)	166	3,735

TOTAL GREECE		17,823

Hong Kong - 1.7%
BOC Hong Kong (Holdings) Ltd.	15,500	59,891
BYD Electronic International Co. Ltd.	2,500	3,098
China Agri-Industries Holdings Ltd.	8,000	2,848
China Everbright International Ltd.	13,962	14,099
China Overseas Land and Investment Ltd.	16,000	60,354
China Resources Pharmaceutical Group Ltd. (b)	5,500	7,843
China Travel International Investment HK Ltd.	8,000	2,317
CLP Holdings Ltd.	7,000	81,529
CSPC Pharmaceutical Group Ltd.	20,000	34,504
Fosun International Ltd.	11,000	16,505
Hang Lung Properties Ltd.	9,000	19,707
Hang Seng Bank Ltd.	3,300	75,923
Hong Kong & China Gas Co. Ltd.	39,240	85,270
Hong Kong Exchanges and Clearing Ltd.	5,056	158,198
Hysan Development Co. Ltd.	3,000	15,612
Lenovo Group Ltd.	32,000	23,362
MTR Corp. Ltd.	6,539	36,571
Shenzhen Investment Ltd.	12,000	4,186
Swire Pacific Ltd. (A Shares)	2,000	23,686
Swire Properties Ltd.	4,600	17,955
Techtronic Industries Co. Ltd.	6,000	35,025

TOTAL HONG KONG		778,483

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	1,563	18,698
OTP Bank PLC	950	39,133

TOTAL HUNGARY		57,831

India - 2.4%
Ashok Leyland Ltd.	4,195	4,806
Asian Paints Ltd.	1,285	25,580
Axis Bank Ltd. (a)	7,795	79,389
Bajaj Auto Ltd.	375	13,500
Bharat Petroleum Corp. Ltd.	3,214	15,647
Bharti Airtel Ltd.	5,914	25,536
Bharti Infratel Ltd.	1,263	5,202
Britannia Industries Ltd.	208	9,373
Dabur India Ltd.	2,186	13,667
Eicher Motors Ltd.	52	13,928
Glenmark Pharmaceuticals Ltd.	741	6,805
HCL Technologies Ltd.	2,390	33,856
Hero Motocorp Ltd.	176	6,483
Hindalco Industries Ltd.	4,630	13,604
Hindustan Petroleum Corp. Ltd.	2,836	9,332
Hindustan Unilever Ltd.	2,827	70,247
Housing Development Finance Corp. Ltd.	6,957	188,469
ICICI Bank Ltd.	10,409	53,592
Infosys Ltd.	15,069	159,156
Lupin Ltd. (a)	968	11,946
Mahindra & Mahindra Financial Services Ltd. (a)	1,101	6,276
Mahindra & Mahindra Ltd.	3,196	30,629
Marico Ltd.	2,184	11,288
Nestle India Ltd.	99	16,041
Petronet LNG Ltd.	2,154	6,910
Pidilite Industries Ltd.	418	6,596
Piramal Enterprises Ltd.	347	9,939
Tata Consultancy Services Ltd.	3,879	110,100
Tech Mahindra Ltd. (a)	1,934	19,948
Titan Co. Ltd.	1,239	17,387
UPL Ltd. (a)	1,404	15,562
Vodafone Idea Ltd. (a)	6,770	2,872
Wipro Ltd.	5,020	26,119
Yes Bank Ltd.	7,010	19,175
Zee Entertainment Enterprises Ltd.	2,128	11,402

TOTAL INDIA		1,070,362

Indonesia - 1.0%
PT Adaro Energy Tbk	49,200	4,894
PT Astra International Tbk	89,200	53,945
PT Bank Central Asia Tbk	42,700	86,103
PT Bank Danamon Indonesia Tbk Series A	11,300	7,359
PT Bank Mandiri (Persero) Tbk	78,600	42,124
PT Bank Negara Indonesia (Persero) Tbk	34,200	22,213
PT Bank Rakyat Indonesia Tbk	243,500	67,094
PT Indah Kiat Pulp & Paper Tbk	13,200	12,281
PT Indofood CBP Sukses Makmur Tbk	8,700	6,709
PT Indofood Sukses Makmur Tbk	21,300	11,814
PT Jasa Marga Tbk	8,300	2,923
PT Kalbe Farma Tbk	103,300	11,829
PT Pakuwon Jati Tbk	71,900	3,345
PT Perusahaan Gas Negara Tbk Series B	38,500	7,081
PT Surya Citra Media Tbk	20,700	2,793
PT Telekomunikasi Indonesia Tbk Series B	222,200	62,011
PT Unilever Indonesia Tbk	6,300	22,544
PT United Tractors Tbk	7,400	13,624

TOTAL INDONESIA		440,686

Ireland - 0.5%
CRH PLC	3,568	102,703
DCC PLC (United Kingdom)	421	34,373
Kerry Group PLC Class A	677	69,159

TOTAL IRELAND		206,235

Isle of Man - 0.0%
NEPI Rockcastle PLC	1,688	15,964
Israel - 0.2%
Bank Hapoalim BM (Reg.)	4,735	32,028
Bank Leumi le-Israel BM	6,256	41,284
Mizrahi Tefahot Bank Ltd.	678	12,591

TOTAL ISRAEL		85,903

Italy - 0.6%
Assicurazioni Generali SpA	4,910	85,958
Intesa Sanpaolo SpA	64,045	146,543
Recordati SpA	436	15,790
Snam Rete Gas SpA	9,834	46,938

TOTAL ITALY		295,229

Japan - 15.4%
AEON Co. Ltd.	2,700	54,744
AEON Financial Service Co. Ltd.	600	11,606
AEON MALL Co. Ltd.	400	6,632
Agc, Inc.	800	27,064
Ajinomoto Co., Inc.	1,900	32,811
All Nippon Airways Ltd.	500	18,398
Amada Holdings Co. Ltd.	1,500	15,038
Asahi Kasei Corp.	5,500	60,188
Asics Corp.	700	10,090
Astellas Pharma, Inc.	8,000	118,706
Benesse Holdings, Inc.	300	7,825
Bridgestone Corp.	2,600	99,966
Casio Computer Co. Ltd.	900	11,956
Central Japan Railway Co.	600	129,392
Chugai Pharmaceutical Co. Ltd.	1,000	58,940
CyberAgent, Inc.	400	12,853
Dai Nippon Printing Co. Ltd.	1,000	23,098
Daicel Chemical Industries Ltd.	1,200	12,559
Daifuku Co. Ltd.	400	19,977
Daikin Industries Ltd.	1,100	119,065
Daiwa House Industry Co. Ltd.	2,400	77,712
DENSO Corp.	1,900	87,007
Dentsu, Inc.	900	42,635
East Japan Railway Co.	1,300	120,303
Eisai Co. Ltd.	1,100	85,021
Fast Retailing Co. Ltd.	300	137,241
Fujitsu Ltd.	900	60,185
Hino Motors Ltd.	900	9,014
Hirose Electric Co. Ltd.	100	10,705
Hitachi Chemical Co. Ltd.	400	6,566
Hitachi Construction Machinery Co. Ltd.	400	10,091
Hitachi High-Technologies Corp.	300	10,796
Hitachi Metals Ltd.	1,000	11,191
Honda Motor Co. Ltd.	6,900	207,152
Hulic Co. Ltd.	1,300	11,971
INPEX Corp.	4,300	41,273
J. Front Retailing Co. Ltd.	900	10,295
Japan Retail Fund Investment Corp.	11	22,520
JFE Holdings, Inc.	2,000	35,153
Kajima Corp.	1,900	26,967
Kaneka Corp.	200	7,804
Kansai Paint Co. Ltd.	800	14,028
Kao Corp.	2,100	147,911
Kawasaki Heavy Industries Ltd.	600	15,065
KDDI Corp.	7,600	189,883
Keio Corp.	500	28,689
Keyence Corp.	400	205,132
Kikkoman Corp.	600	31,783
Kobayashi Pharmaceutical Co. Ltd.	200	12,669
Kobe Steel Ltd.	1,100	8,786
Komatsu Ltd.	4,000	105,329
Konica Minolta, Inc.	1,900	19,065
Kubota Corp.	4,200	66,090
Kuraray Co. Ltd.	1,400	21,477
Kurita Water Industries Ltd.	400	10,135
Kyocera Corp.	1,400	78,583
Kyushu Railway Co.	700	23,842
Lawson, Inc.	200	12,320
Marui Group Co. Ltd.	800	16,202
Mazda Motor Corp.	2,300	25,455
McDonald's Holdings Co. (Japan) Ltd.	300	13,261
Mitsubishi Chemical Holdings Corp.	5,300	45,402
Mitsubishi Electric Corp.	7,800	98,150
Mitsubishi Estate Co. Ltd.	5,000	88,341
Mitsubishi Materials Corp.	400	11,421
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,400	7,146
Mitsui Chemicals, Inc.	800	20,006
Mitsui Fudosan Co. Ltd.	3,800	91,995
Mitsui OSK Lines Ltd.	500	12,449
Mizuho Financial Group, Inc.	101,900	167,254
Murata Manufacturing Co. Ltd.	800	120,173
Nabtesco Corp.	500	13,160
Nagoya Railroad Co. Ltd.	800	21,152
NEC Corp.	1,100	36,860
NGK Insulators Ltd.	1,100	16,865
NGK Spark Plug Co. Ltd.	600	12,879
Nikon Corp.	1,300	22,247
Nintendo Co. Ltd.	500	151,644
Nippon Express Co. Ltd.	300	18,949
Nippon Prologis REIT, Inc.	7	15,263
Nippon Yusen KK	600	10,014
Nitori Holdings Co. Ltd.	300	38,999
Nitto Denko Corp.	700	39,458
NKSJ Holdings, Inc.	1,400	52,517
Nomura Real Estate Holdings, Inc.	600	11,639
Nomura Research Institute Ltd.	500	20,381
NSK Ltd.	1,600	15,556
NTT DOCOMO, Inc.	5,600	134,550
Obayashi Corp.	2,800	26,554
Odakyu Electric Railway Co. Ltd.	1,300	29,181
OMRON Corp.	800	32,683
Oriental Land Co. Ltd.	900	91,962
Osaka Gas Co. Ltd.	1,700	33,508
Otsuka Corp.	400	12,890
Panasonic Corp.	9,500	93,026
Rakuten, Inc.	3,800	28,572
Recruit Holdings Co. Ltd.	4,700	125,671
Resona Holdings, Inc.	8,700	43,921
Rinnai Corp.	200	13,220
Secom Co. Ltd.	900	75,198
Sekisui Chemical Co. Ltd.	1,600	24,854
Sekisui House Ltd.	2,700	40,305
Seven & i Holdings Co. Ltd.	3,200	139,338
Sharp Corp.	900	9,527
Shimadzu Corp.	1,000	22,906
SHIMIZU Corp.	2,300	19,532
Shin-Etsu Chemical Co. Ltd.	1,600	134,907
Shiseido Co. Ltd.	1,700	101,056
Showa Denko K.K.	600	20,050
Showa Shell Sekiyu K.K.	700	10,411
Sohgo Security Services Co., Ltd.	300	13,055
Sony Corp.	5,500	275,588
Stanley Electric Co. Ltd.	600	17,379
Sumitomo Chemical Co. Ltd.	6,100	31,697
Sumitomo Electric Industries Ltd.	3,100	44,013
Sumitomo Heavy Industries Ltd.	500	16,869
Sumitomo Metal Mining Co. Ltd.	1,000	28,790
Sumitomo Mitsui Trust Holdings, Inc.	1,400	53,031
Sumitomo Rubber Industries Ltd.	800	11,083
Suntory Beverage & Food Ltd.	600	26,523
Sysmex Corp.	700	39,023
T&D Holdings, Inc.	2,300	28,432
Taisei Corp.	900	42,222
Takashimaya Co. Ltd.	500	6,775
Takeda Pharmaceutical Co. Ltd.	6,400	258,389
TDK Corp.	600	47,207
Teijin Ltd.	800	13,793
Tobu Railway Co. Ltd.	800	22,548
Toho Co. Ltd.	500	18,201
Toho Gas Co. Ltd.	300	12,821
Tokyo Electron Ltd.	700	100,477
Tokyo Gas Co. Ltd.	1,600	41,989
Tokyu Corp.	2,100	35,860
Tokyu Fudosan Holdings Corp.	2,600	14,131
Toppan Printing Co. Ltd.	1,000	16,351
Toray Industries, Inc.	5,800	42,984
Toto Ltd.	600	23,218
Toyo Suisan Kaisha Ltd.	400	14,340
Toyoda Gosei Co. Ltd.	300	6,530
Toyota Tsusho Corp.	900	28,588
Unicharm Corp.	1,700	52,346
USS Co. Ltd.	900	15,732
West Japan Railway Co.	700	51,020
Yakult Honsha Co. Ltd.	500	33,188
Yamada Denki Co. Ltd.	2,600	12,794
Yamaha Corp.	600	26,220
Yamaha Motor Co. Ltd.	1,200	25,625
Yaskawa Electric Corp.	1,000	28,093
Yokogawa Electric Corp.	1,000	18,563

TOTAL JAPAN		6,947,445

Korea (South) - 2.4%
AMOREPACIFIC Corp.	149	24,310
AMOREPACIFIC Group, Inc.	105	6,466
BS Financial Group, Inc.	1,354	8,946
CJ CheilJedang Corp.	39	12,008
CJ Corp.	53	5,741
Coway Co. Ltd.	222	16,644
Daelim Industrial Co.	103	9,861
DGB Financial Group Co. Ltd.	615	4,799
GS Engineering & Construction Corp.	248	10,489
GS Holdings Corp.	183	8,949
Hana Financial Group, Inc.	1,262	45,321
Hankook Tire Co. Ltd.	342	12,851
Hanon Systems	644	7,410
Hanwha Chemical Corp.	395	7,972
Hotel Shilla Co.	155	10,673
Hyundai Engineering & Construction Co. Ltd.	314	17,557
Hyundai Fire & Marine Insurance Co. Ltd.	227	7,622
Industrial Bank of Korea	1,121	14,360
KB Financial Group, Inc.	1,733	74,477
Korea Gas Corp. (a)	90	4,377
LG Chemical Ltd.	197	65,169
LG Corp.	408	28,498
LG Display Co. Ltd.	993	16,917
LG Electronics, Inc.	465	27,839
LG Household & Health Care Ltd.	40	45,486
LG Innotek Co. Ltd.	51	4,470
Lotte Chemical Corp.	71	19,147
NAVER Corp.	607	74,209
Oci Co. Ltd.	64	6,156
S-Oil Corp.	184	17,285
Samsung Card Co. Ltd.	131	3,927
Samsung Electro-Mechanics Co. Ltd.	230	22,329
Samsung Fire & Marine Insurance Co. Ltd.	131	32,149
Samsung SDI Co. Ltd.	230	46,210
Samsung SDS Co. Ltd.	153	30,739
Shinhan Financial Group Co. Ltd.	1,870	72,342
SK C&C Co. Ltd.	134	31,740
SK Energy Co. Ltd.	269	45,582
SK Hynix, Inc.	2,499	166,011
SK Telecom Co. Ltd.	90	20,840
Yuhan Corp.	31	6,632

TOTAL KOREA (SOUTH)		1,094,510

Luxembourg - 0.2%
Millicom International Cellular SA (depository receipt)	275	17,202
SES SA (France) (depositary receipt)	1,511	30,820
Tenaris SA	1,870	23,489

TOTAL LUXEMBOURG		71,511

Malaysia - 0.8%
Alliance Bank Malaysia Bhd	3,700	3,830
AMMB Holdings Bhd	6,100	6,702
Axiata Group Bhd	13,031	12,757
Bumiputra-Commerce Holdings Bhd	21,106	28,959
DiGi.com Bhd	12,900	14,676
Hap Seng Consolidated Bhd	3,400	8,176
Hartalega Holdings Bhd	5,800	7,646
Hong Leong Bank Bhd	2,800	14,109
IHH Healthcare Bhd	10,600	14,492
IOI Properties Group Bhd	6,600	2,514
Malayan Banking Bhd	16,340	38,058
Malaysia Airports Holdings Bhd	4,700	9,226
Maxis Bhd	10,300	14,459
MISC Bhd	4,200	6,952
Nestle (Malaysia) BHD	200	7,251
Petronas Dagangan Bhd	800	5,152
PPB Group Bhd	2,700	11,997
Press Metal Bhd	5,100	5,366
Public Bank Bhd	12,500	75,623
RHB Capital Bhd	5,400	7,159
Sime Darby Bhd	8,200	4,484
Sime Darby Property Bhd	10,500	2,948
SP Setia Bhd	5,460	3,426
Telekom Malaysia Bhd	4,200	2,984
Tenaga Nasional Bhd	13,000	40,942
Top Glove Corp. Bhd	7,000	8,237
Westports Holdings Bhd	4,700	4,269
YTL Corp. Bhd	11,280	3,029

TOTAL MALAYSIA		365,423

Mexico - 0.5%
Alfa SA de CV Series A	13,900	17,497
Alsea S.A.B. de CV	2,100	5,812
CEMEX S.A.B. de CV unit (a)	64,100	34,627
Coca-Cola FEMSA S.A.B. de CV Series L	2,400	14,998
Embotelladoras Arca S.A.B. de CV	1,600	9,306
Fomento Economico Mexicano S.A.B. de CV unit	8,100	73,692
Gruma S.A.B. de CV Series B	1,000	12,183
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	840	15,196
Grupo Bimbo S.A.B. de CV Series A	7,200	14,236
Industrias Penoles SA de CV	495	6,758
Infraestructura Energetica Nova S.A.B. de CV	1,900	7,461
Kimberly-Clark de Mexico SA de CV Series A	7,100	11,852

TOTAL MEXICO		223,618

Netherlands - 4.0%
AEGON NV	7,775	40,055
Akzo Nobel NV	966	83,324
ASML Holding NV (Netherlands)	1,760	307,767
CNH Industrial NV	4,342	42,562
EXOR NV	414	26,442
ING Groep NV (Certificaten Van Aandelen)	16,775	199,049
Koninklijke Ahold Delhaize NV	5,373	141,572
Koninklijke DSM NV	788	73,691
Koninklijke KPN NV	14,033	43,141
Koninklijke Philips Electronics NV	4,090	161,249
NN Group NV	1,327	56,077
QIAGEN NV (Germany) (a)	899	33,134
STMicroelectronics NV (France)	2,884	46,012
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	591	106,312
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,631	355,091
Vopak NV	304	15,453
Wolters Kluwer NV	1,241	77,272

TOTAL NETHERLANDS		1,808,203

New Zealand - 0.1%
Auckland International Airport Ltd.	4,123	20,946
Fletcher Building Ltd. (a)	3,912	13,520
Meridian Energy Ltd.	5,657	13,764
Ryman Healthcare Group Ltd.	1,777	12,872

TOTAL NEW ZEALAND		61,102

Norway - 0.6%
Aker Bp ASA	473	15,748
Equinor ASA	4,880	111,557
Marine Harvest ASA	1,716	37,763
Norsk Hydro ASA	5,871	27,218
Orkla ASA	3,553	28,604
Schibsted ASA (B Shares)	441	13,987
Telenor ASA	3,189	60,271

TOTAL NORWAY		295,148

Philippines - 0.4%
Aboitiz Equity Ventures, Inc.	7,140	8,798
Aboitiz Power Corp.	6,600	4,861
Alliance Global Group, Inc.	13,100	3,442
Ayala Land, Inc.	31,600	26,909
Bank of the Philippine Islands (BPI)	4,852	8,468
BDO Unibank, Inc.	8,190	21,205
Globe Telecom, Inc.	110	4,262
JG Summit Holdings, Inc.	13,100	16,243
Metropolitan Bank & Trust Co.	6,772	10,910
Philippine Long Distance Telephone Co.	300	7,452
SM Investments Corp.	1,050	19,937
SM Prime Holdings, Inc.	44,700	32,663

TOTAL PHILIPPINES		165,150

Poland - 0.4%
Bank Handlowy w Warszawie SA	127	2,358
Bank Millennium SA (a)	3,216	7,620
Bank Polska Kasa Opieki SA	768	22,819
Bank Zachodni WBK SA	153	15,364
BRE Bank SA	55	6,634
CD Projekt RED SA (a)	293	14,955
KGHM Polska Miedz SA (Bearer) (a)	613	15,506
Polish Oil & Gas Co. SA	7,636	15,652
Polski Koncern Naftowy Orlen SA	1,281	36,031
Powszechny Zaklad Ubezpieczen SA	2,577	30,918

TOTAL POLAND		167,857

Portugal - 0.2%
Energias de Portugal SA	10,745	39,233
Galp Energia SGPS SA Class B	2,124	33,173
Jeronimo Martins SGPS SA	1,123	15,900

TOTAL PORTUGAL		88,306

Qatar - 0.0%
Qatar Telecom (Qtel) Q.S.C. (a)	274	5,711
The Commercial Bank of Qatar (a)	952	11,098

TOTAL QATAR		16,809

Russia - 0.6%
Inter Rao Ues JSC	102,000	5,968
Lukoil PJSC	2,075	167,267
NOVATEK OAO GDR (Reg. S)	392	71,932
PhosAgro OJSC GDR (Reg. S)	397	5,407

TOTAL RUSSIA		250,574

Singapore - 0.9%
Ascendas Real Estate Investment Trust	11,800	24,017
BOC Aviation Ltd. Class A (b)	800	6,802
CapitaCommercial Trust (REIT)	11,381	15,894
CapitaLand Ltd.	10,300	25,478
CapitaMall Trust	9,800	17,471
City Developments Ltd.	1,900	12,971
DBS Group Holdings Ltd.	7,700	136,818
Jardine Cycle & Carriage Ltd.	400	11,223
Keppel Corp. Ltd.	5,800	26,281
Singapore Airlines Ltd.	2,200	15,770
Singapore Press Holdings Ltd.	6,600	12,306
Singapore Telecommunications Ltd.	34,900	78,469
UOL Group Ltd.	1,700	8,385

TOTAL SINGAPORE		391,885

South Africa - 2.8%
Anglo American Platinum Ltd.	248	11,929
Aspen Pharmacare Holdings Ltd.	1,656	18,138
Barclays Africa Group Ltd.	3,020	42,075
Bidcorp Ltd.	1,404	29,994
Bidvest Group Ltd.	1,399	21,369
Clicks Group Ltd.	1,052	15,617
Exxaro Resources Ltd.	1,184	13,741
FirstRand Ltd.	14,544	76,088
Foschini Ltd.	993	12,679
Growthpoint Properties Ltd.	12,550	24,573
Hyprop Investments Ltd.	1,427	9,683
Investec Ltd.	1,441	9,458
Kumba Iron Ore Ltd.	211	5,387
Liberty Holdings Ltd.	468	3,769
Life Healthcare Group Holdings Ltd.	4,989	10,201
Mondi Ltd.	491	12,146
Motus Holdings Ltd. (a)	560	3,769
Mr Price Group Ltd.	1,093	18,376
MTN Group Ltd.	7,054	46,285
Naspers Ltd. Class N	1,894	434,097
Nedbank Group Ltd.	1,674	36,067
Netcare Ltd.	4,230	7,893
Old Mutual Ltd.	1	2
Pick 'n Pay Stores Ltd.	1,934	10,127
Redefine Properties Ltd.	26,806	21,322
Remgro Ltd.	2,264	36,023
Resilient Property Income Fund Ltd.	1,010	4,920
RMB Holdings Ltd.	3,018	19,002
Sanlam Ltd.	7,539	47,807
Sappi Ltd.	2,386	14,035
Sasol Ltd.	2,430	73,518
Shoprite Holdings Ltd.	1,785	22,024
Spar Group Ltd.	980	14,733
Standard Bank Group Ltd.	5,635	82,844
Vodacom Group Ltd.	2,405	21,864
Woolworths Holdings Ltd.	3,926	14,868

TOTAL SOUTH AFRICA		1,246,423

Spain - 2.7%
Amadeus IT Holding SA Class A	1,871	135,945
Banco Bilbao Vizcaya Argentaria SA	28,728	170,505
Banco de Sabadell SA	23,490	26,871
Bankinter SA	2,864	22,318
CaixaBank SA	15,605	59,018
Enagas SA	966	28,118
Ferrovial SA	2,043	45,763
Gas Natural SDG SA	1,469	40,943
Grifols SA	1,275	33,201
Iberdrola SA	27,066	223,714
Inditex SA	4,717	131,950
Red Electrica Corporacion SA	1,858	42,746
Repsol SA	5,931	104,107
Telefonica SA	20,006	172,083

TOTAL SPAIN		1,237,282

Sweden - 2.4%
ASSA ABLOY AB (B Shares)	4,313	80,369
Atlas Copco AB:
(A Shares)	2,502	65,276
(B Shares)	2,068	49,390
Boliden AB	1,209	30,170
Essity AB Class B	2,642	73,055
H&M Hennes & Mauritz AB (B Shares)	3,834	59,656
Husqvarna AB (B Shares)	1,706	13,009
ICA Gruppen AB	371	13,039
Investor AB (B Shares)	1,902	83,472
Kinnevik AB (B Shares)	1,090	26,574
Lundbergfoeretagen AB	377	11,625
Sandvik AB	4,844	77,250
Skandinaviska Enskilda Banken AB (A Shares)	7,021	73,559
Skanska AB (B Shares)	1,417	24,767
SKF AB (B Shares)	1,525	25,593
Svenska Handelsbanken AB (A Shares)	6,558	71,317
Swedbank AB (A Shares)	3,867	87,654
Tele2 AB (B Shares)	2,217	27,662
Telefonaktiebolaget LM Ericsson (B Shares)	13,133	117,061
TeliaSonera AB	12,168	52,957

TOTAL SWEDEN		1,063,455

Switzerland - 4.7%
ABB Ltd. (Reg.)	7,884	150,905
Adecco SA (Reg.)	658	32,905
Clariant AG (Reg.)	834	16,538
Coca-Cola HBC AG	783	26,270
Compagnie Financiere Richemont SA Series A	2,241	154,468
Galenica AG	191	24,258
Givaudan SA	40	96,858
Kuehne & Nagel International AG	233	31,490
Lafargeholcim Ltd. (Reg.)	2,077	97,391
Lindt & Spruengli AG (participation certificate)	6	38,162
Lonza Group AG	319	84,012
Roche Holding AG (participation certificate)	3,013	801,566
SGS SA (Reg.)	23	55,392
Sika AG	559	73,638
Sonova Holding AG Class B	227	42,503
Straumann Holding AG	45	32,603
Swiss Re Ltd.	1,275	122,032
Swisscom AG	106	50,738
Zurich Insurance Group AG	636	199,610

TOTAL SWITZERLAND		2,131,339

Taiwan - 3.7%
Acer, Inc.	15,000	9,783
Advantech Co. Ltd.	1,000	7,543
ASE Technology Holding Co. Ltd.	15,000	30,177
ASUSTeK Computer, Inc.	3,000	23,394
AU Optronics Corp.	36,000	14,117
Catcher Technology Co. Ltd.	3,000	23,102
Cheng Shin Rubber Industry Co. Ltd.	9,000	12,757
Chicony Electronics Co. Ltd.	2,010	4,437
China Airlines Ltd.	8,000	2,776
China Steel Corp.	52,000	43,373
Chinatrust Financial Holding Co. Ltd.	77,000	52,451
Chunghwa Telecom Co. Ltd.	16,000	56,147
Compal Electronics, Inc.	14,000	8,398
Delta Electronics, Inc.	9,000	44,986
E.SUN Financial Holdings Co. Ltd.	40,326	28,274
ECLAT Textile Co. Ltd.	1,000	11,497
EVA Airways Corp.	7,752	3,791
Evergreen Marine Corp. (Taiwan)	8,041	3,169
Far Eastern Textile Ltd.	14,000	13,746
Far EasTone Telecommunications Co. Ltd.	7,000	16,435
Feng Tay Enterprise Co. Ltd.	2,000	12,751
First Financial Holding Co. Ltd.	43,330	28,904
Fubon Financial Holding Co. Ltd.	29,000	42,535
Giant Manufacturing Co. Ltd.	2,000	10,038
HIWIN Technologies Corp.	1,064	8,624
Hotai Motor Co. Ltd.	1,000	9,686
Innolux Corp.	41,000	14,144
Inventec Corp.	9,000	7,029
Lite-On Technology Corp.	9,000	13,444
MediaTek, Inc.	6,000	48,634
Micro-Star International Co. Ltd.	3,000	7,409
Nan Ya Plastics Corp.	22,000	54,990
President Chain Store Corp.	2,000	21,250
Quanta Computer, Inc.	10,000	18,434
Ruentex Development Co. Ltd.	2,400	3,675
Sinopac Holdings Co.	48,720	16,630
Standard Foods Corp.	2,040	3,341
Taishin Financial Holdings Co. Ltd.	41,688	18,600
Taiwan Business Bank	14,747	5,357
Taiwan High Speed Rail Corp.	8,000	8,194
Taiwan Mobile Co. Ltd.	7,000	25,023
Taiwan Semiconductor Manufacturing Co. Ltd.	106,000	786,574
Unified-President Enterprises Corp.	20,000	47,410
United Microelectronics Corp.	50,000	19,102
Vanguard International Semiconductor Corp.	5,000	11,101
Wistron Corp.	9,264	6,495
Yuanta Financial Holding Co. Ltd.	40,000	22,388

TOTAL TAIWAN		1,682,115

Thailand - 0.9%
Advanced Info Service PCL (For. Reg.)	4,500	25,712
Airports of Thailand PCL (For. Reg.)	18,000	39,757
Bangkok Dusit Medical Services PCL (For. Reg.)	16,900	12,767
Banpu PCL (For. Reg.)	7,800	4,145
BTS Group Holdings PCL	32,000	10,243
BTS Group Holdings PCL warrants 11/29/19 (a)	2,033	41
Bumrungrad Hospital PCL (For. Reg.)	1,300	7,740
C.P. ALL PCL (For. Reg.)	22,100	55,002
Central Pattana PCL (For. Reg.)	6,000	15,317
Delta Electronics PCL (For. Reg.)	3,100	6,897
Electricity Generating PCL (For. Reg.)	400	3,355
Energy Absolute PCL	4,400	6,690
Glow Energy PCL (For. Reg.)	2,000	5,906
Home Product Center PCL (For. Reg.)	22,000	10,986
Indorama Ventures PCL (For. Reg.)	7,000	10,755
IRPC PCL (For. Reg.)	36,800	6,773
Kasikornbank PCL	1,700	10,883
Kasikornbank PCL (For. Reg.)	5,700	36,857
Krung Thai Bank PCL (For. Reg.)	17,400	11,028
Land & House PCL (For. Reg.)	10,300	3,528
Minor International PCL (For. Reg.)	10,600	13,148
PTT Global Chemical PCL (For. Reg.)	9,300	20,243
Robinsons Department Store PCL (For. Reg.)	1,800	3,918
Siam Cement PCL (For. Reg.)	1,600	23,969
Siam Commercial Bank PCL (For. Reg.)	7,600	32,356
Thai Oil PCL (For. Reg.)	5,400	12,446
TMB PCL (For. Reg.)	39,800	2,803
True Corp. PCL (For. Reg.)	53,200	8,685

TOTAL THAILAND		401,950

Turkey - 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	664	2,833
Arcelik A/S	752	2,696
Koc Holding A/S	2,624	8,786
Tupras Turkiye Petrol Rafinerileri A/S	506	13,613
Turk Sise ve Cam Fabrikalari A/S	4,299	5,650

TOTAL TURKEY		33,578

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC (a)	8,628	21,963
DP World Ltd.	752	13,386
Dubai Islamic Bank Pakistan Ltd. (a)	6,353	8,821
National Bank of Abu Dhabi PJSC	11,989	48,111

TOTAL UNITED ARAB EMIRATES		92,281

United Kingdom - 7.3%
3i Group PLC	4,057	45,209
Associated British Foods PLC	1,449	45,384
Aviva PLC	16,545	89,982
Barratt Developments PLC	4,015	28,363
Berkeley Group Holdings PLC	513	25,252
British Land Co. PLC	3,663	27,594
BT Group PLC	36,189	110,355
Burberry Group PLC	1,692	39,979
Coca-Cola European Partners PLC	972	46,248
Compass Group PLC	6,793	145,273
ConvaTec Group PLC (b)	6,431	12,045
Croda International PLC	560	35,410
easyJet PLC	560	9,284
GlaxoSmithKline PLC	21,285	413,452
InterContinental Hotel Group PLC	732	41,673
Intertek Group PLC	678	43,645
Investec PLC	2,844	18,248
ITV PLC	14,426	24,465
J Sainsbury PLC	6,812	25,482
Johnson Matthey PLC	773	30,852
Kingfisher PLC	8,556	24,995
Legal & General Group PLC	25,106	85,418
London Stock Exchange Group PLC	1,327	79,807
Marks & Spencer Group PLC	6,571	24,862
Meggitt PLC	3,206	21,689
Merlin Entertainments PLC (b)	3,224	14,297
Mondi PLC	1,595	38,482
National Grid PLC	14,576	157,761
Next PLC	569	36,173
NMC Health PLC	449	15,170
Pearson PLC	3,394	40,351
Prudential PLC	11,103	217,132
Reckitt Benckiser Group PLC	2,885	221,986
RELX PLC	8,452	186,959
Royal Mail PLC	3,831	13,471
RSA Insurance Group PLC	4,499	30,260
Schroders PLC	528	18,082
Scottish & Southern Energy PLC	4,389	67,472
Segro PLC	4,281	36,329
Smith & Nephew PLC	3,713	69,948
Standard Chartered PLC (United Kingdom)	11,945	96,180
Standard Life PLC	10,095	33,320
Taylor Wimpey PLC	14,513	31,437
Tesco PLC	42,065	123,143
Unilever PLC	4,842	254,370
Whitbread PLC	798	51,150
WM Morrison Supermarkets PLC	8,805	27,053

TOTAL UNITED KINGDOM		3,275,492

TOTAL COMMON STOCKS
(Cost $44,406,402)		43,184,443

Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.2%
Banco Bradesco SA (PN)	14,270	177,084
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	700	18,671
Companhia Energetica de Minas Gerais (CEMIG) (PN)	3,830	14,544
Itau Unibanco Holding SA	20,750	220,631
Itausa-Investimentos Itau SA (PN)	19,132	70,817
Telefonica Brasil SA	1,900	25,365

TOTAL BRAZIL		527,112

Chile - 0.1%
Embotelladora Andina SA Class B	1,046	4,048
Sociedad Quimica y Minera de Chile SA (PN-B)	489	20,841

TOTAL CHILE		24,889

Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	199	14,680
Henkel AG & Co. KGaA	742	72,088
Sartorius AG (non-vtg.)	152	22,774

TOTAL GERMANY		109,542

Korea (South) - 0.0%
AMOREPACIFIC Corp.	34	3,118
CJ Corp. (a)(d)	7	231
LG Chemical Ltd.	41	7,463
LG Household & Health Care Ltd.	8	5,466

TOTAL KOREA (SOUTH)		16,278

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $599,026)		677,821
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.6% 9/12/19 (Cost $98,428)(e)	100,000	98,512
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 2.43% (f)	824,293	824,458
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)	3,525	3,525
TOTAL MONEY MARKET FUNDS
(Cost $827,983)		827,983
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $45,931,839)		44,788,759
NET OTHER ASSETS (LIABILITIES) - 0.7%		338,288
NET ASSETS - 100%		$45,127,047

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9	March 2019	$822,645	$35,774	$35,774
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	March 2019	425,840	24,783	24,783
TOTAL FUTURES CONTRACTS					$60,557

The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,276 or 0.3% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $60,092.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,011
Fidelity Securities Lending Cash Central Fund	2
Total	$10,013

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,836,092	$1,296,830	$2,539,262	$--
Consumer Discretionary	5,132,679	3,607,571	1,525,108	--
Consumer Staples	3,842,336	2,184,667	1,657,669	--
Energy	2,476,109	1,581,767	894,342	--
Financials	9,862,518	5,516,811	4,345,707	--
Health Care	3,574,757	878,125	2,696,632	--
Industrials	4,803,264	3,646,533	1,156,500	231
Information Technology	4,112,886	1,602,914	2,509,972	--
Materials	3,327,828	2,136,533	1,191,295	--
Real Estate	1,412,026	1,170,186	241,840	--
Utilities	1,481,769	855,850	625,919	--
Government Obligations	98,512	--	98,512	--
Money Market Funds	827,983	827,983	--	--
Total Investments in Securities:	$44,788,759	$25,305,770	$19,482,758	$231
Derivative Instruments:
Assets
Futures Contracts	$60,557	$60,557	$--	$--
Total Assets	$60,557	$60,557	$--	$--
Total Derivative Instruments:	$60,557	$60,557	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

January 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IIV-QTLY-0319
1.9885499.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
Australia - 1.7%
AMP Ltd.	583,720	$958,932
BlueScope Steel Ltd.	109,712	992,883
Qantas Airways Ltd.	166,729	659,302
Rio Tinto Ltd.	73,921	4,677,473
South32 Ltd.	1,024,687	2,629,303

TOTAL AUSTRALIA		9,917,893

Austria - 0.5%
OMV AG	28,714	1,426,386
Raiffeisen International Bank-Holding AG	26,893	710,442
Voestalpine AG	21,978	701,350

TOTAL AUSTRIA		2,838,178

Bailiwick of Jersey - 0.5%
WPP PLC	251,383	2,876,707
Belgium - 2.6%
Anheuser-Busch InBev SA NV	162,590	12,422,420
UCB SA	25,563	2,213,182

TOTAL BELGIUM		14,635,602

Bermuda - 1.4%
Dairy Farm International Holdings Ltd.	59,341	535,849
Hongkong Land Holdings Ltd.	232,695	1,668,423
Jardine Matheson Holdings Ltd.	63,170	4,221,019
Jardine Strategic Holdings Ltd.	35,349	1,353,160

TOTAL BERMUDA		7,778,451

Cayman Islands - 1.8%
Cheung Kong Property Holdings Ltd.	530,000	4,461,970
CK Hutchison Holdings Ltd.	553,500	5,589,910

TOTAL CAYMAN ISLANDS		10,051,880

Denmark - 0.7%
Danske Bank A/S	139,356	2,574,573
Jyske Bank A/S (Reg.)	13,551	507,976
Pandora A/S	21,941	949,978

TOTAL DENMARK		4,032,527

France - 15.6%
Arkema SA	14,488	1,375,059
Atos Origin SA	18,717	1,707,880
AXA SA	212,478	4,927,404
BNP Paribas SA	228,304	10,704,841
Bouygues SA	44,395	1,571,185
Capgemini SA	30,000	3,312,930
Carrefour SA	111,587	2,207,683
Compagnie de St. Gobain	108,942	3,759,373
Credit Agricole SA	244,040	2,787,285
Eiffage SA	14,657	1,374,323
ENGIE	365,523	5,851,011
Faurecia SA	14,849	648,574
Gecina SA	10,935	1,604,577
Ingenico SA	12,592	686,194
Klepierre SA	41,372	1,418,738
Korian	16,349	581,602
Michelin CGDE Series B	35,907	3,900,289
Peugeot Citroen SA	111,867	2,815,665
Renault SA	41,279	2,922,285
Rexel SA	60,190	686,179
Sanofi SA	167,937	14,596,734
Societe Generale Series A	150,928	4,705,862
Total SA	242,894	13,315,728
Valeo SA	47,908	1,498,737

TOTAL FRANCE		88,960,138

Germany - 8.0%
Bayer AG	185,959	14,094,920
Bayerische Motoren Werke AG (BMW)	73,306	6,163,738
Continental AG	21,537	3,403,633
Covestro AG (a)	37,554	2,070,984
Daimler AG (Germany)	56,770	3,356,812
Deutsche Lufthansa AG	47,225	1,192,425
Freenet AG	25,536	543,066
Fresenius Medical Care AG & Co. KGaA	42,260	3,108,230
Fresenius SE & Co. KGaA	81,665	4,234,330
HeidelbergCement Finance AG	29,278	2,027,420
Merck KGaA	25,772	2,701,485
ProSiebenSat.1 Media AG	46,462	829,374
Rheinmetall AG	8,690	900,961
Uniper SE	38,677	1,118,695

TOTAL GERMANY		45,746,073

Hong Kong - 2.7%
Bank of East Asia Ltd.	294,961	994,923
BOC Hong Kong (Holdings) Ltd.	280,000	1,081,897
Fosun International Ltd.	477,500	716,472
Henderson Land Development Co. Ltd.	298,300	1,695,751
New World Development Co. Ltd.	1,139,000	1,796,373
Sun Hung Kai Properties Ltd.	306,000	5,132,400
Swire Pacific Ltd. (A Shares)	125,500	1,486,324
Swire Properties Ltd.	210,000	819,668
Wharf Holdings Ltd.	231,000	698,198
Wheelock and Co. Ltd.	155,000	993,647

TOTAL HONG KONG		15,415,653

Italy - 3.5%
Atlantia SpA	93,780	2,215,510
Banco BPM SpA (b)	302,295	585,305
Intesa Sanpaolo SpA	3,141,869	7,188,995
Leonardo SpA	78,395	758,944
Mediobanca SpA	124,587	1,085,745
Prysmian SpA	46,563	998,234
Telecom Italia SpA (b)	3,354,125	1,866,254
UniCredit SpA	421,311	4,864,762
Unione di Banche Italiane SCpA	203,064	520,404

TOTAL ITALY		20,084,153

Japan - 28.0%
Agc, Inc.	45,400	1,535,910
Aisin Seiki Co. Ltd.	36,400	1,433,610
Brother Industries Ltd.	52,300	879,629
Chubu Electric Power Co., Inc.	143,300	2,262,147
Coca-Cola West Co. Ltd.	31,300	964,072
Electric Power Development Co. Ltd.	34,700	865,549
Fujifilm Holdings Corp.	86,200	3,691,742
Fujitsu Ltd.	41,300	2,761,801
Haseko Corp.	60,000	663,759
Hitachi Construction Machinery Co. Ltd.	21,000	529,796
Hitachi Ltd.	192,800	6,041,096
Honda Motor Co. Ltd.	361,200	10,843,937
Idemitsu Kosan Co. Ltd.	33,600	1,182,979
Iida Group Holdings Co. Ltd.	37,000	672,913
Itochu Corp.	293,900	5,373,439
Japan Tobacco, Inc.	49,700	1,254,762
JFE Holdings, Inc.	115,200	2,024,791
JTEKT Corp.	49,300	637,720
JX Holdings, Inc.	683,400	3,723,016
Kajima Corp.	100,100	1,420,745
Kansai Electric Power Co., Inc.	161,000	2,444,746
KDDI Corp.	347,900	8,692,154
Kobe Steel Ltd.	72,700	580,666
Konica Minolta, Inc.	78,300	785,696
LIXIL Group Corp.	58,100	851,298
Marubeni Corp.	346,600	2,693,886
Mazda Motor Corp.	119,700	1,324,749
Medipal Holdings Corp.	40,500	933,257
Mitsubishi Chemical Holdings Corp.	300,400	2,573,360
Mitsubishi Corp.	317,100	9,260,455
Mitsubishi Gas Chemical Co., Inc.	42,500	669,153
Mitsubishi Heavy Industries Ltd.	67,300	2,596,850
Mitsubishi Motors Corp. of Japan	136,700	844,610
Mitsubishi Tanabe Pharma Corp.	49,300	769,881
Mitsubishi UFJ Financial Group, Inc.	896,200	4,807,145
Mitsui & Co. Ltd.	347,400	5,653,124
Mitsui Chemicals, Inc.	40,800	1,020,328
Mizuho Financial Group, Inc.	3,222,600	5,289,438
NEC Corp.	51,900	1,739,132
New Hampshire Foods Ltd.	21,400	844,801
Nikon Corp.	79,900	1,367,304
Nippon Steel & Sumitomo Metal Corp.	176,200	3,251,430
Nippon Telegraph & Telephone Corp.	128,300	5,515,386
NSK Ltd.	94,500	918,756
Obayashi Corp.	143,900	1,364,689
ORIX Corp.	261,100	3,931,182
Resona Holdings, Inc.	440,300	2,222,823
Sekisui House Ltd.	129,500	1,933,137
SHIMIZU Corp.	144,700	1,228,804
Shinsei Bank Ltd.	38,800	524,339
Sojitz Corp.	224,600	861,903
Subaru Corp.	127,300	2,982,507
Sumco Corp.	46,200	638,762
Sumitomo Chemical Co. Ltd.	330,100	1,715,277
Sumitomo Corp.	249,400	3,850,045
Sumitomo Electric Industries Ltd.	158,300	2,247,518
Sumitomo Heavy Industries Ltd.	24,500	826,601
Sumitomo Mitsui Financial Group, Inc.	279,100	10,383,073
Suzuken Co. Ltd.	17,700	926,234
Taisei Corp.	44,800	2,101,703
Takeda Pharmaceutical Co. Ltd.	4,016	162,139
Teijin Ltd.	39,500	681,028
Tokyo Electric Power Co., Inc. (b)	160,300	984,537
Tosoh Corp.	64,800	917,938
Toyota Industries Corp.	40,900	2,016,369
Toyota Tsusho Corp.	47,300	1,502,483
Yamaha Motor Co. Ltd.	62,800	1,341,040
Yokohama Rubber Co. Ltd.	26,700	564,763

TOTAL JAPAN		160,099,912

Luxembourg - 0.7%
ArcelorMittal SA (Netherlands)	127,607	2,949,661
Aroundtown SA	141,966	1,254,456

TOTAL LUXEMBOURG		4,204,117

Netherlands - 4.3%
AEGON NV	279,982	1,442,395
ASR Nederland NV	28,116	1,186,213
Fiat Chrysler Automobiles NV (b)	219,399	3,746,269
Heineken Holding NV	23,516	2,040,264
ING Groep NV (Certificaten Van Aandelen)	471,952	5,600,095
Koninklijke Ahold Delhaize NV	236,046	6,219,503
NN Group NV	60,748	2,567,127
Philips Lighting NV (a)	22,565	559,691
Randstad NV	24,809	1,195,772

TOTAL NETHERLANDS		24,557,329

Norway - 0.2%
Norsk Hydro ASA	272,301	1,262,395
Singapore - 1.9%
Oversea-Chinese Banking Corp. Ltd.	792,800	6,778,434
United Overseas Bank Ltd.	200,300	3,748,000

TOTAL SINGAPORE		10,526,434

Spain - 3.3%
ACS Actividades de Construccion y Servicios SA	54,590	2,259,162
ACS Actividades de Construccion y Servicios SA rights (b)	54,590	29,961
Banco de Sabadell SA	1,119,894	1,281,062
Inmobiliaria Colonial SA	54,714	559,247
International Consolidated Airlines Group SA CDI	158,894	1,342,002
Merlin Properties Socimi SA	73,067	979,336
Repsol SA	260,996	4,581,277
Telefonica SA	911,113	7,837,015

TOTAL SPAIN		18,869,062

Sweden - 2.2%
Boliden AB	54,540	1,361,036
Electrolux AB (B Shares)	51,423	1,214,486
Industrivarden AB (A Shares)	63,078	1,330,108
Kinnevik AB (B Shares)	48,239	1,176,073
SKF AB (B Shares)	75,430	1,265,871
SSAB Svenskt Stal AB (A Shares)	146,530	579,425
Trelleborg AB (B Shares)	40,623	682,636
Volvo AB (B Shares)	327,152	4,702,086

TOTAL SWEDEN		12,311,721

Switzerland - 0.3%
Adecco SA (Reg.)	33,217	1,661,101
United Kingdom - 17.2%
3i Group PLC	193,672	2,158,156
Anglo American PLC (United Kingdom)	280,263	7,141,596
Aviva PLC	66,632	362,386
Babcock International Group PLC	99,971	695,995
Barratt Developments PLC	200,796	1,418,479
Bellway PLC	24,465	910,345
Berkeley Group Holdings PLC	27,949	1,375,771
BHP Billiton PLC	421,167	9,410,020
British American Tobacco PLC (United Kingdom)	423,275	14,920,471
Carnival PLC	41,005	2,320,022
Hammerson PLC	153,602	749,246
Imperial Tobacco Group PLC	181,459	6,009,541
Inchcape PLC	82,725	621,717
J Sainsbury PLC	340,102	1,272,214
Kingfisher PLC	424,999	1,241,573
Lloyds Banking Group PLC	6,135,159	4,677,234
Persimmon PLC	62,407	1,944,009
Rio Tinto PLC	75,911	4,199,562
Royal Dutch Shell PLC Class B (United Kingdom)	552,517	17,154,929
Royal Mail PLC	175,480	617,058
Standard Life PLC	507,480	1,675,010
Taylor Wimpey PLC	652,289	1,412,928
Tesco PLC	1,934,210	5,662,294
Tullow Oil PLC (b)	275,794	740,464
Vodafone Group PLC	5,343,179	9,744,813

TOTAL UNITED KINGDOM		98,435,833

TOTAL COMMON STOCKS
(Cost $600,718,333)		554,265,159

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $7,631,893)	7,630,367	7,631,893
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $608,350,226)		561,897,052
NET OTHER ASSETS (LIABILITIES) - 1.6%(d)		9,232,227
NET ASSETS - 100%		$571,129,279

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	180	March 2019	$16,452,900	$516,620	$516,620

The notional amount of futures purchased as a percentage of Net Assets is 2.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,630,675 or 0.5% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $801,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$78,036
Total	$78,036

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$37,904,769	$543,066	$37,361,703	$--
Consumer Discretionary	70,101,526	45,568,586	24,532,940	--
Consumer Staples	54,353,874	21,348,689	33,005,185	--
Energy	42,124,779	7,072,845	35,051,934	--
Financials	106,458,334	51,124,457	55,333,877	--
Health Care	44,321,994	8,125,641	36,196,353	--
Industrials	83,656,848	69,989,929	13,666,919	--
Information Technology	22,804,553	22,804,553	--	--
Materials	54,812,138	37,912,741	16,899,397	--
Real Estate	25,318,354	8,234,023	17,084,331	--
Utilities	12,407,990	12,407,990	--	--
Money Market Funds	7,631,893	7,631,893	--	--
Total Investments in Securities:	$561,897,052	$292,764,413	$269,132,639	$--
Derivative Instruments:
Assets
Futures Contracts	$516,620	$516,620	$--	$--
Total Assets	$516,620	$516,620	$--	$--
Total Derivative Instruments:	$516,620	$516,620	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Low Volatility Index Fund

January 31, 2019

MLV-QTLY-0319
1.9892172.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bailiwick of Jersey - 0.7%
WNS Holdings Ltd. sponsored ADR (a)	561	$27,371
Bermuda - 0.7%
China Resource Gas Group Ltd.	2,000	7,870
Shenzhen International Holdings Ltd.	10,500	20,397

TOTAL BERMUDA		28,267

Brazil - 1.8%
Atacadao Distribuicao Comercio e Industria Ltda	400	2,192
Embraer SA	8,000	42,422
IRB Brasil Resseguros SA	1,100	25,715

TOTAL BRAZIL		70,329

Cayman Islands - 10.6%
AAC Technology Holdings, Inc.	5,500	34,520
Hengan International Group Co. Ltd.	7,000	54,761
Jiayuan International Group Ltd.	12,000	5,788
NetEase, Inc. ADR	261	65,754
Semiconductor Manufacturing International Corp. (a)	39,000	36,854
Shenzhou International Group Holdings Ltd.	5,100	60,054
Sino Biopharmaceutical Ltd.	52,000	43,989
Tencent Holdings Ltd.	1,400	62,320
Want Want China Holdings Ltd.	66,000	53,487
ZTO Express (Cayman), Inc. sponsored ADR	630	10,786

TOTAL CAYMAN ISLANDS		428,313

Chile - 3.4%
Aguas Andinas SA	31,065	18,360
Banco de Chile	320,203	50,799
Colbun SA (a)	79,784	18,127
Compania Cervecerias Unidas SA	1,447	19,671
Empresas CMPC SA	2,453	8,865
Sociedad Matriz Banco de Chile Class B	43,178	21,872

TOTAL CHILE		137,694

China - 6.2%
Beijing Capital International Airport Co. Ltd. (H Shares)	16,000	15,008
China Construction Bank Corp. (H Shares)	68,000	61,255
China Huarong Asset Management Co. Ltd. (b)	105,000	21,380
China Petroleum & Chemical Corp. (H Shares)	30,000	25,086
China Reinsurance Group Corp.	70,000	15,818
China Telecom Corp. Ltd. (H Shares)	62,000	33,661
Huaneng Power International, Inc. (H Shares)	40,000	25,142
Jiangsu Expressway Co. Ltd. (H Shares)	14,000	20,269
Sinopharm Group Co. Ltd. (H Shares)	5,600	25,027
Tsingtao Brewery Co. Ltd. (H Shares)	2,000	8,801

TOTAL CHINA		251,447

Czech Republic - 0.4%
Komercni Banka A/S	39	1,570
MONETA Money Bank A/S (b)	3,973	13,506

TOTAL CZECH REPUBLIC		15,076

Hong Kong - 4.7%
China Mobile Ltd.	6,000	63,104
China Resources Pharmaceutical Group Ltd. (b)	19,500	27,808
Guangdong Investment Ltd.	32,000	61,110
Lenovo Group Ltd.	54,000	39,423

TOTAL HONG KONG		191,445

India - 12.0%
Apollo Hospitals Enterprise Ltd. (a)	1,021	19,074
Cipla Ltd. (a)	2,926	21,331
Dr. Reddy's Laboratories Ltd.	918	35,221
HCL Technologies Ltd.	4,099	58,065
Hindustan Unilever Ltd.	2,337	58,071
Infosys Ltd.	6,223	65,726
Lupin Ltd. (a)	2,534	31,271
Petronet LNG Ltd.	365	1,171
Pidilite Industries Ltd.	1,435	22,644
Sun Pharmaceutical Industries Ltd.	1,618	9,655
Tata Consultancy Services Ltd.	2,069	58,726
Tech Mahindra Ltd. (a)	4,120	42,495
Wipro Ltd.	12,060	62,747

TOTAL INDIA		486,197

Indonesia - 3.8%
PT Bank Central Asia Tbk	35,800	72,186
PT Indofood CBP Sukses Makmur Tbk	25,400	19,587
PT Telekomunikasi Indonesia Tbk Series B	219,900	61,369

TOTAL INDONESIA		153,142

Korea (South) - 13.9%
Coway Co. Ltd.	618	46,332
Db Insurance Co. Ltd.	498	31,113
E-Mart Co. Ltd.	224	38,661
Hankook Tire Co. Ltd.	924	34,720
Hyundai Mobis	259	52,385
Kangwon Land, Inc.	1,326	40,527
Korea Electric Power Corp.	2,173	67,167
Korea Express Co. Ltd. (a)	104	15,706
KT&G Corp.	634	56,479
S1 Corp.	207	19,166
Samsung Life Insurance Co. Ltd.	704	55,881
SK C&C Co. Ltd.	183	43,347
SK Hynix, Inc.	29	1,927
SK Telecom Co. Ltd.	245	56,731

TOTAL KOREA (SOUTH)		560,142

Malaysia - 6.4%
Dialog Group Bhd	11,300	8,276
Hap Seng Consolidated Bhd	7,500	18,036
Hong Leong Bank Bhd	4,700	23,684
IHH Healthcare Bhd	29,800	40,742
Malayan Banking Bhd	24,900	57,995
Petronas Dagangan Bhd	3,400	21,897
Petronas Gas Bhd	4,600	20,305
PPB Group Bhd	2,400	10,664
Public Bank Bhd	9,600	58,078

TOTAL MALAYSIA		259,677

Mexico - 2.3%
Gruma S.A.B. de CV Series B	195	2,376
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	4,200	37,697
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	2,080	37,628
Kimberly-Clark de Mexico SA de CV Series A	8,900	14,856

TOTAL MEXICO		92,557

Philippines - 3.4%
Bank of the Philippine Islands (BPI)	19,480	33,998
BDO Unibank, Inc.	19,460	50,386
GT Capital Holdings, Inc.	905	18,520
Jollibee Food Corp.	4,350	26,364
SM Prime Holdings, Inc.	13,000	9,499

TOTAL PHILIPPINES		138,767

Qatar - 2.4%
Qatar Electricity & Water Co. (a)	188	9,705
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	3,074	16,875
Qatar National Bank SAQ	843	45,836
The Commercial Bank of Qatar (a)	2,246	26,183

TOTAL QATAR		98,599

South Africa - 1.6%
Bidcorp Ltd.	2,860	61,100
Sasol Ltd.	86	2,602

TOTAL SOUTH AFRICA		63,702

Taiwan - 15.2%
ASUSTeK Computer, Inc.	3,000	23,394
Chang Hwa Commercial Bank	65,000	38,111
China Steel Corp.	72,000	60,055
Chunghwa Telecom Co. Ltd.	16,000	56,147
Far EasTone Telecommunications Co. Ltd.	6,000	14,087
Formosa Petrochemical Corp.	13,000	46,178
Formosa Plastics Corp.	13,000	43,520
Giant Manufacturing Co. Ltd.	3,000	15,057
Novatek Microelectronics Corp.	2,000	10,511
Pou Chen Corp.	15,000	18,198
Quanta Computer, Inc.	31,000	57,145
Taiwan Cooperative Financial Holding Co. Ltd.	50,000	30,336
Taiwan Mobile Co. Ltd.	16,000	57,195
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	44,523
Unified-President Enterprises Corp.	16,000	37,928
United Microelectronics Corp.	106,000	40,497
WPG Holding Co. Ltd.	17,000	21,802

TOTAL TAIWAN		614,684

Thailand - 5.0%
Advanced Info Service PCL	4,200	23,998
Bangkok Dusit Medical Services PCL	31,400	23,721
BTS Group Holdings PCL	66,000	21,127
Bumrungrad Hospital PCL	4,000	23,816
Electricity Generating PCL	2,700	22,644
Glow Energy PCL	5,300	15,651
Kasikornbank PCL	9,200	58,899
Krung Thai Bank PCL	18,700	11,852

TOTAL THAILAND		201,708

United Arab Emirates - 2.0%
Emirates Telecommunications Corp.	5,894	27,311
National Bank of Abu Dhabi PJSC	13,582	54,503

TOTAL UNITED ARAB EMIRATES		81,814

United States of America - 1.4%
Yum China Holdings, Inc.	1,573	57,336
TOTAL COMMON STOCKS
(Cost $3,922,861)		3,958,267

Money Market Funds - 53.7%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $2,168,181)	2,167,747	2,168,181
TOTAL INVESTMENT IN SECURITIES - 151.6%
(Cost $6,091,042)		6,126,448
NET OTHER ASSETS (LIABILITIES) - (51.6)%		(2,085,119)
NET ASSETS - 100%		$4,041,329

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	March 2019	$53,230	$448	$448

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,694 or 1.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$410
Total	$410

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$521,677	$117,063	$404,614	$--
Consumer Discretionary	361,759	268,450	93,309	--
Consumer Staples	438,634	283,657	154,977	--
Energy	119,483	48,219	71,264	--
Financials	885,264	712,576	172,688	--
Health Care	301,655	169,610	132,045	--
Industrials	290,803	235,129	55,674	--
Information Technology	625,726	251,331	374,395	--
Materials	137,686	31,509	106,177	--
Real Estate	9,499	9,499	--	--
Utilities	266,081	104,792	161,289	--
Money Market Funds	2,168,181	2,168,181	--	--
Total Investments in Securities:	$6,126,448	$4,400,016	$1,726,432	$--
Derivative Instruments:
Assets
Futures Contracts	$448	$448	$--	$--
Total Assets	$448	$448	$--	$--
Total Derivative Instruments:	$448	$448	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019